UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: December 31, 2025

Part 1 of 2

Explanatory Note:

Please note that the Securities and Exchange Commission has a filing limit of 200MB for a filing.

As a result the Form N-CSR filing for Columbia Funds Variable Series Trust II is being split into Part 1 and Part 2 as the combined filing would exceed the SEC filing size limit.

Item 1. Reports to Stockholders.

CTIVP® – American Century Diversified Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by allocations to non-benchmark sectors, including high-yield corporate bonds and non-agency mortgage-backed securities. In addition, an overweight to agency mortgage-backed securities produced a large positive contribution to relative performance.

Security selection | The Fund was neutral to underweight in investment-grade corporate bonds throughout most of the calendar year but drove strong results from security selection. An overweight to the financials sectors and selection within the banking, insurance and real estate investment trust (REIT) sectors were notable contributors. Within emerging markets, positioning within Latin American issuers was positive, with exposure to Mexico and state-owned Pemex outsized contributors to the Fund’s relative performance.

Top Performance Detractors

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted. The Fund had an above-benchmark exposure with respect to duration for most of the year, though ended the year with a below benchmark exposure as the yield curve steepened. This was a small detractor from the Fund’s relative performance.

Asset-backed securities | Positioning in asset-backed securities detracted from the Fund’s relative performance. While an overweight to the sector and exposure to collateralized loan obligations were a positive, it was offset by fixed rate exposure that didn’t keep pace with the better performing corporate and mortgage sectors.

CTIVP® – American Century Diversified Bond Fund | Class 1 | ASR7028_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – American Century Diversified Bond Fund Class 1 ($12,595)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,102	$10,138
02/16	$10,149	$10,210
03/16	$10,297	$10,303
04/16	$10,372	$10,343
05/16	$10,372	$10,345
06/16	$10,536	$10,531
07/16	$10,641	$10,598
08/16	$10,659	$10,586
09/16	$10,650	$10,580
10/16	$10,574	$10,499
11/16	$10,338	$10,250
12/16	$10,366	$10,265
01/17	$10,404	$10,285
02/17	$10,480	$10,354
03/17	$10,480	$10,349
04/17	$10,574	$10,428
05/17	$10,669	$10,509
06/17	$10,659	$10,498
07/17	$10,727	$10,543
08/17	$10,815	$10,638
09/17	$10,786	$10,587
10/17	$10,815	$10,593
11/17	$10,815	$10,580
12/17	$10,873	$10,628
01/18	$10,805	$10,506
02/18	$10,698	$10,406
03/18	$10,727	$10,473
04/18	$10,678	$10,395
05/18	$10,717	$10,469
06/18	$10,688	$10,456
07/18	$10,739	$10,459
08/18	$10,769	$10,526
09/18	$10,739	$10,458
10/18	$10,597	$10,376
11/18	$10,628	$10,438
12/18	$10,759	$10,630
01/19	$10,971	$10,742
02/19	$10,981	$10,736
03/19	$11,193	$10,942
04/19	$11,203	$10,945
05/19	$11,395	$11,139
06/19	$11,548	$11,279
07/19	$11,570	$11,304
08/19	$11,838	$11,597
09/19	$11,784	$11,535
10/19	$11,806	$11,570
11/19	$11,795	$11,564
12/19	$11,806	$11,556
01/20	$12,020	$11,778
02/20	$12,202	$11,990
03/20	$11,720	$11,920
04/20	$12,063	$12,132
05/20	$12,202	$12,188
06/20	$12,320	$12,265
07/20	$12,563	$12,448
08/20	$12,520	$12,348
09/20	$12,498	$12,341
10/20	$12,476	$12,286
11/20	$12,717	$12,406
12/20	$12,815	$12,424
01/21	$12,760	$12,334
02/21	$12,618	$12,156
03/21	$12,509	$12,005
04/21	$12,629	$12,099
05/21	$12,684	$12,139
06/21	$12,782	$12,224
07/21	$12,930	$12,361
08/21	$12,930	$12,337
09/21	$12,850	$12,231
10/21	$12,850	$12,227
11/21	$12,850	$12,263
12/21	$12,873	$12,232
01/22	$12,587	$11,968
02/22	$12,404	$11,835
03/22	$12,038	$11,506
04/22	$11,638	$11,069
05/22	$11,604	$11,141
06/22	$11,352	$10,966
07/22	$11,596	$11,234
08/22	$11,329	$10,917
09/22	$10,808	$10,445
10/22	$10,626	$10,310
11/22	$10,989	$10,689
12/22	$10,905	$10,641
01/23	$11,305	$10,968
02/23	$11,002	$10,684
03/23	$11,268	$10,956
04/23	$11,341	$11,022
05/23	$11,171	$10,902
06/23	$11,111	$10,863
07/23	$11,088	$10,856
08/23	$11,012	$10,786
09/23	$10,699	$10,512
10/23	$10,511	$10,346
11/23	$11,050	$10,815
12/23	$11,514	$11,229
01/24	$11,489	$11,198
02/24	$11,313	$11,040
03/24	$11,439	$11,142
04/24	$11,138	$10,860
05/24	$11,351	$11,044
06/24	$11,464	$11,149
07/24	$11,745	$11,409
08/24	$11,928	$11,573
09/24	$12,098	$11,728
10/24	$11,771	$11,437
11/24	$11,915	$11,558
12/24	$11,719	$11,369
01/25	$11,797	$11,430
02/25	$12,046	$11,681
03/25	$12,007	$11,685
04/25	$12,020	$11,731
05/25	$11,967	$11,647
06/25	$12,190	$11,826
07/25	$12,162	$11,795
08/25	$12,311	$11,936
09/25	$12,446	$12,067
10/25	$12,527	$12,142
11/25	$12,595	$12,217
12/25	$12,595	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.48	(0.35)	2.33
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,428,862,750
Total number of portfolio holdings	591
Management services fees (represents 0.48% of Fund average net assets)	$16,129,136
Portfolio turnover for the reporting period	238%

CTIVP® – American Century Diversified Bond Fund | Class 1 | ASR7028_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	3.5%
U.S. Treasury 08/31/2030 3.625%	2.7%
U.S. Treasury 11/30/2030 4.375%	2.4%
U.S. Treasury 11/30/2030 3.500%	1.8%
U.S. Treasury 02/28/2031 4.250%	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	1.5%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.3%
U.S. Treasury 10/31/2027 3.500%	1.1%
Government National Mortgage Association 04/20/2054 4.000%	1.0%
Fannie Mae Pool 04/01/2054 4.500%	0.9%

Asset Categories

Corporate Bonds & Notes	39.5%
Residential Mortgage-Backed Securities - Agency	29.6%
U.S. Treasury Obligations	11.7%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities - Non-Agency	6.8%
Foreign Government Obligations	3.2%
Money Market Funds	2.4%
Commercial Mortgage-Backed Securities - Non-Agency	2.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – American Century Diversified Bond Fund | Class 1 | ASR7028_01_12_D01_(02/26) |

CTIVP® – American Century Diversified Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$77	0.74%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by allocations to non-benchmark sectors, including high-yield corporate bonds and non-agency mortgage-backed securities. In addition, an overweight to agency mortgage-backed securities produced a large positive contribution to relative performance.

Security selection | The Fund was neutral to underweight in investment-grade corporate bonds throughout most of the calendar year but drove strong results from security selection. An overweight to the financials sectors and selection within the banking, insurance and real estate investment trust (REIT) sectors were notable contributors. Within emerging markets, positioning within Latin American issuers was positive, with exposure to Mexico and state-owned Pemex outsized contributors to the Fund’s relative performance.

Top Performance Detractors

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted. The Fund had an above-benchmark exposure with respect to duration for most of the year, though ended the year with a below benchmark exposure as the yield curve steepened. This was a small detractor from the Fund’s relative performance.

Asset-backed securities | Positioning in asset-backed securities detracted from the Fund’s relative performance. While an overweight to the sector and exposure to collateralized loan obligations were a positive, it was offset by fixed rate exposure that didn’t keep pace with the better performing corporate and mortgage sectors.

CTIVP® – American Century Diversified Bond Fund | Class 2 | ASR7028_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – American Century Diversified Bond Fund Class 2 ($12,291)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,103	$10,138
02/16	$10,149	$10,210
03/16	$10,299	$10,303
04/16	$10,364	$10,343
05/16	$10,364	$10,345
06/16	$10,522	$10,531
07/16	$10,626	$10,598
08/16	$10,645	$10,586
09/16	$10,626	$10,580
10/16	$10,560	$10,499
11/16	$10,314	$10,250
12/16	$10,342	$10,265
01/17	$10,370	$10,285
02/17	$10,456	$10,354
03/17	$10,446	$10,349
04/17	$10,541	$10,428
05/17	$10,626	$10,509
06/17	$10,618	$10,498
07/17	$10,677	$10,543
08/17	$10,764	$10,638
09/17	$10,745	$10,587
10/17	$10,764	$10,593
11/17	$10,764	$10,580
12/17	$10,823	$10,628
01/18	$10,745	$10,506
02/18	$10,638	$10,406
03/18	$10,677	$10,473
04/18	$10,618	$10,395
05/18	$10,648	$10,469
06/18	$10,621	$10,456
07/18	$10,671	$10,459
08/18	$10,701	$10,526
09/18	$10,661	$10,458
10/18	$10,530	$10,376
11/18	$10,550	$10,438
12/18	$10,681	$10,630
01/19	$10,893	$10,742
02/19	$10,893	$10,736
03/19	$11,104	$10,942
04/19	$11,114	$10,945
05/19	$11,295	$11,139
06/19	$11,440	$11,279
07/19	$11,461	$11,304
08/19	$11,738	$11,597
09/19	$11,675	$11,535
10/19	$11,696	$11,570
11/19	$11,675	$11,564
12/19	$11,685	$11,556
01/20	$11,898	$11,778
02/20	$12,080	$11,990
03/20	$11,589	$11,920
04/20	$11,930	$12,132
05/20	$12,080	$12,188
06/20	$12,176	$12,265
07/20	$12,420	$12,448
08/20	$12,377	$12,348
09/20	$12,355	$12,341
10/20	$12,333	$12,286
11/20	$12,561	$12,406
12/20	$12,648	$12,424
01/21	$12,594	$12,334
02/21	$12,453	$12,156
03/21	$12,344	$12,005
04/21	$12,464	$12,099
05/21	$12,518	$12,139
06/21	$12,615	$12,224
07/21	$12,753	$12,361
08/21	$12,753	$12,337
09/21	$12,673	$12,231
10/21	$12,662	$12,227
11/21	$12,662	$12,263
12/21	$12,685	$12,232
01/22	$12,402	$11,968
02/22	$12,210	$11,835
03/22	$11,859	$11,506
04/22	$11,451	$11,069
05/22	$11,417	$11,141
06/22	$11,168	$10,966
07/22	$11,411	$11,234
08/22	$11,136	$10,917
09/22	$10,633	$10,445
10/22	$10,453	$10,310
11/22	$10,801	$10,689
12/22	$10,717	$10,641
01/23	$11,112	$10,968
02/23	$10,813	$10,684
03/23	$11,064	$10,956
04/23	$11,136	$11,022
05/23	$10,968	$10,902
06/23	$10,896	$10,863
07/23	$10,880	$10,856
08/23	$10,806	$10,786
09/23	$10,497	$10,512
10/23	$10,300	$10,346
11/23	$10,831	$10,815
12/23	$11,288	$11,229
01/24	$11,263	$11,198
02/24	$11,090	$11,040
03/24	$11,201	$11,142
04/24	$10,905	$10,860
05/24	$11,115	$11,044
06/24	$11,226	$11,149
07/24	$11,499	$11,409
08/24	$11,666	$11,573
09/24	$11,833	$11,728
10/24	$11,512	$11,437
11/24	$11,653	$11,558
12/24	$11,460	$11,369
01/25	$11,538	$11,430
02/25	$11,769	$11,681
03/25	$11,731	$11,685
04/25	$11,743	$11,731
05/25	$11,692	$11,647
06/25	$11,898	$11,826
07/25	$11,866	$11,795
08/25	$12,012	$11,936
09/25	$12,145	$12,067
10/25	$12,224	$12,142
11/25	$12,291	$12,217
12/25	$12,291	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	7.24	(0.57)	2.08
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,428,862,750
Total number of portfolio holdings	591
Management services fees (represents 0.48% of Fund average net assets)	$16,129,136
Portfolio turnover for the reporting period	238%

CTIVP® – American Century Diversified Bond Fund | Class 2 | ASR7028_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	3.5%
U.S. Treasury 08/31/2030 3.625%	2.7%
U.S. Treasury 11/30/2030 4.375%	2.4%
U.S. Treasury 11/30/2030 3.500%	1.8%
U.S. Treasury 02/28/2031 4.250%	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	1.5%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.3%
U.S. Treasury 10/31/2027 3.500%	1.1%
Government National Mortgage Association 04/20/2054 4.000%	1.0%
Fannie Mae Pool 04/01/2054 4.500%	0.9%

Asset Categories

Corporate Bonds & Notes	39.5%
Residential Mortgage-Backed Securities - Agency	29.6%
U.S. Treasury Obligations	11.7%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities - Non-Agency	6.8%
Foreign Government Obligations	3.2%
Money Market Funds	2.4%
Commercial Mortgage-Backed Securities - Non-Agency	2.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – American Century Diversified Bond Fund | Class 2 | ASR7028_02_12_D01_(02/26) |

CTIVP® – BlackRock Global Inflation-Protected Securities Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$63	0.62%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 1 | ASR7029_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 1 ($12,168)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,158	$10,087	$10,220
02/16	$10,178	$10,311	$10,257
03/16	$10,316	$10,590	$10,412
04/16	$10,237	$10,731	$10,361
05/16	$10,316	$10,587	$10,412
06/16	$10,730	$10,896	$10,844
07/16	$10,848	$10,978	$10,968
08/16	$11,144	$10,925	$11,239
09/16	$11,144	$10,985	$11,253
10/16	$11,045	$10,680	$11,178
11/16	$10,750	$10,256	$10,872
12/16	$10,868	$10,209	$11,022
01/17	$10,868	$10,324	$11,030
02/17	$10,927	$10,372	$11,107
03/17	$10,947	$10,388	$11,100
04/17	$11,065	$10,506	$11,250
05/17	$11,045	$10,668	$11,209
06/17	$10,851	$10,659	$11,053
07/17	$10,851	$10,838	$11,046
08/17	$11,055	$10,945	$11,286
09/17	$10,892	$10,847	$11,108
10/17	$10,974	$10,806	$11,199
11/17	$11,055	$10,926	$11,266
12/17	$11,157	$10,964	$11,387
01/18	$11,035	$11,094	$11,234
02/18	$11,035	$10,996	$11,211
03/18	$11,198	$11,113	$11,394
04/18	$11,137	$10,935	$11,314
05/18	$11,178	$10,852	$11,388
06/18	$11,224	$10,804	$11,433
07/18	$11,224	$10,786	$11,419
08/18	$11,203	$10,797	$11,426
09/18	$11,121	$10,704	$11,337
10/18	$11,100	$10,584	$11,345
11/18	$10,998	$10,617	$11,268
12/18	$11,121	$10,832	$11,399
01/19	$11,265	$10,997	$11,525
02/19	$11,224	$10,934	$11,488
03/19	$11,572	$11,070	$11,846
04/19	$11,552	$11,038	$11,838
05/19	$11,778	$11,187	$12,103
06/19	$11,851	$11,435	$12,191
07/19	$12,084	$11,403	$12,420
08/19	$12,381	$11,635	$12,779
09/19	$12,275	$11,517	$12,677
10/19	$12,084	$11,594	$12,469
11/19	$12,042	$11,506	$12,408
12/19	$12,000	$11,573	$12,354
01/20	$12,318	$11,721	$12,706
02/20	$12,402	$11,799	$12,846
03/20	$11,915	$11,535	$12,417
04/20	$12,318	$11,761	$12,803
05/20	$12,530	$11,813	$13,015
06/20	$12,678	$11,918	$13,160
07/20	$12,907	$12,298	$13,406
08/20	$12,820	$12,279	$13,281
09/20	$12,864	$12,235	$13,329
10/20	$12,864	$12,247	$13,336
11/20	$12,994	$12,470	$13,456
12/20	$13,124	$12,637	$13,566
01/21	$13,016	$12,526	$13,468
02/21	$12,646	$12,310	$13,101
03/21	$12,755	$12,073	$13,211
04/21	$12,842	$12,226	$13,321
05/21	$13,037	$12,341	$13,543
06/21	$13,103	$12,232	$13,589
07/21	$13,566	$12,395	$14,103
08/21	$13,566	$12,343	$14,100
09/21	$13,365	$12,124	$13,880
10/21	$13,588	$12,094	$14,141
11/21	$13,923	$12,059	$14,513
12/21	$13,722	$12,042	$14,311
01/22	$13,454	$11,795	$14,018
02/22	$13,499	$11,655	$14,059
03/22	$13,298	$11,300	$13,874
04/22	$12,851	$10,681	$13,462
05/22	$12,448	$10,710	$12,990
06/22	$12,024	$10,367	$12,549
07/22	$12,584	$10,587	$13,169
08/22	$12,083	$10,169	$12,637
09/22	$11,271	$9,647	$11,844
10/22	$11,343	$9,580	$11,878
11/22	$11,653	$10,031	$12,200
12/22	$11,319	$10,086	$11,878
01/23	$11,605	$10,417	$12,143
02/23	$11,390	$10,070	$11,921
03/23	$11,796	$10,389	$12,323
04/23	$11,677	$10,435	$12,227
05/23	$11,486	$10,231	$12,022
06/23	$11,534	$10,230	$12,082
07/23	$11,521	$10,301	$12,091
08/23	$11,416	$10,160	$11,995
09/23	$11,128	$9,863	$11,706
10/23	$11,050	$9,745	$11,625
11/23	$11,390	$10,237	$11,979
12/23	$11,783	$10,662	$12,415
01/24	$11,652	$10,515	$12,274
02/24	$11,599	$10,383	$12,203
03/24	$11,730	$10,440	$12,360
04/24	$11,521	$10,176	$12,122
05/24	$11,626	$10,310	$12,280
06/24	$11,678	$10,325	$12,323
07/24	$11,915	$10,610	$12,561
08/24	$11,942	$10,861	$12,605
09/24	$12,048	$11,046	$12,736
10/24	$11,861	$10,675	$12,540
11/24	$11,942	$10,712	$12,636
12/24	$11,674	$10,482	$12,380
01/25	$11,808	$10,542	$12,516
02/25	$11,942	$10,692	$12,665
03/25	$11,888	$10,758	$12,611
04/25	$11,915	$11,074	$12,652
05/25	$11,861	$11,035	$12,578
06/25	$11,995	$11,244	$12,737
07/25	$11,974	$11,077	$12,733
08/25	$12,001	$11,238	$12,747
09/25	$12,084	$11,311	$12,847
10/25	$12,223	$11,282	$13,008
11/25	$12,195	$11,309	$12,997
12/25	$12,168	$11,338	$12,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	4.23	(1.50)	1.98
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 1 | ASR7029_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 1 | ASR7029_01_12_D01_(02/26) |

CTIVP® – BlackRock Global Inflation-Protected Securities Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$89	0.87%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 2 | ASR7029_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 2 ($11,852)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,140	$10,087	$10,220
02/16	$10,160	$10,311	$10,257
03/16	$10,301	$10,590	$10,412
04/16	$10,220	$10,731	$10,361
05/16	$10,301	$10,587	$10,412
06/16	$10,701	$10,896	$10,844
07/16	$10,822	$10,978	$10,968
08/16	$11,122	$10,925	$11,239
09/16	$11,122	$10,985	$11,253
10/16	$11,022	$10,680	$11,178
11/16	$10,721	$10,256	$10,872
12/16	$10,842	$10,209	$11,022
01/17	$10,822	$10,324	$11,030
02/17	$10,902	$10,372	$11,107
03/17	$10,902	$10,388	$11,100
04/17	$11,022	$10,506	$11,250
05/17	$11,002	$10,668	$11,209
06/17	$10,819	$10,659	$11,053
07/17	$10,798	$10,838	$11,046
08/17	$11,005	$10,945	$11,286
09/17	$10,839	$10,847	$11,108
10/17	$10,922	$10,806	$11,199
11/17	$10,984	$10,926	$11,266
12/17	$11,108	$10,964	$11,387
01/18	$10,964	$11,094	$11,234
02/18	$10,964	$10,996	$11,211
03/18	$11,129	$11,113	$11,394
04/18	$11,067	$10,935	$11,314
05/18	$11,108	$10,852	$11,388
06/18	$11,134	$10,804	$11,433
07/18	$11,134	$10,786	$11,419
08/18	$11,134	$10,797	$11,426
09/18	$11,051	$10,704	$11,337
10/18	$11,009	$10,584	$11,345
11/18	$10,926	$10,617	$11,268
12/18	$11,030	$10,832	$11,399
01/19	$11,176	$10,997	$11,525
02/19	$11,134	$10,934	$11,488
03/19	$11,467	$11,070	$11,846
04/19	$11,446	$11,038	$11,838
05/19	$11,675	$11,187	$12,103
06/19	$11,743	$11,435	$12,191
07/19	$11,957	$11,403	$12,420
08/19	$12,258	$11,635	$12,779
09/19	$12,151	$11,517	$12,677
10/19	$11,979	$11,594	$12,469
11/19	$11,914	$11,506	$12,408
12/19	$11,871	$11,573	$12,354
01/20	$12,193	$11,721	$12,706
02/20	$12,279	$11,799	$12,846
03/20	$11,786	$11,535	$12,417
04/20	$12,172	$11,761	$12,803
05/20	$12,387	$11,813	$13,015
06/20	$12,515	$11,918	$13,160
07/20	$12,761	$12,298	$13,406
08/20	$12,673	$12,279	$13,281
09/20	$12,695	$12,235	$13,329
10/20	$12,695	$12,247	$13,336
11/20	$12,827	$12,470	$13,456
12/20	$12,936	$12,637	$13,566
01/21	$12,849	$12,526	$13,468
02/21	$12,475	$12,310	$13,101
03/21	$12,563	$12,073	$13,211
04/21	$12,673	$12,226	$13,321
05/21	$12,871	$12,341	$13,543
06/21	$12,914	$12,232	$13,589
07/21	$13,351	$12,395	$14,103
08/21	$13,374	$12,343	$14,100
09/21	$13,148	$12,124	$13,880
10/21	$13,374	$12,094	$14,141
11/21	$13,712	$12,059	$14,513
12/21	$13,509	$12,042	$14,311
01/22	$13,239	$11,795	$14,018
02/22	$13,284	$11,655	$14,059
03/22	$13,081	$11,300	$13,874
04/22	$12,652	$10,681	$13,462
05/22	$12,224	$10,710	$12,990
06/22	$11,818	$10,367	$12,549
07/22	$12,371	$10,587	$13,169
08/22	$11,890	$10,169	$12,637
09/22	$11,071	$9,647	$11,844
10/22	$11,144	$9,580	$11,878
11/22	$11,456	$10,031	$12,200
12/22	$11,119	$10,086	$11,878
01/23	$11,384	$10,417	$12,143
02/23	$11,192	$10,070	$11,921
03/23	$11,577	$10,389	$12,323
04/23	$11,456	$10,435	$12,227
05/23	$11,264	$10,231	$12,022
06/23	$11,312	$10,230	$12,082
07/23	$11,315	$10,301	$12,091
08/23	$11,210	$10,160	$11,995
09/23	$10,893	$9,863	$11,706
10/23	$10,840	$9,745	$11,625
11/23	$11,157	$10,237	$11,979
12/23	$11,552	$10,662	$12,415
01/24	$11,421	$10,515	$12,274
02/24	$11,341	$10,383	$12,203
03/24	$11,473	$10,440	$12,360
04/24	$11,262	$10,176	$12,122
05/24	$11,394	$10,310	$12,280
06/24	$11,421	$10,325	$12,323
07/24	$11,655	$10,610	$12,561
08/24	$11,655	$10,861	$12,605
09/24	$11,790	$11,046	$12,736
10/24	$11,602	$10,675	$12,540
11/24	$11,682	$10,712	$12,636
12/24	$11,414	$10,482	$12,380
01/25	$11,521	$10,542	$12,516
02/25	$11,655	$10,692	$12,665
03/25	$11,602	$10,758	$12,611
04/25	$11,628	$11,074	$12,652
05/25	$11,575	$11,035	$12,578
06/25	$11,709	$11,244	$12,737
07/25	$11,685	$11,077	$12,733
08/25	$11,713	$11,238	$12,747
09/25	$11,768	$11,311	$12,847
10/25	$11,907	$11,282	$13,008
11/25	$11,907	$11,309	$12,997
12/25	$11,852	$11,338	$12,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	3.84	(1.74)	1.71
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 2 | ASR7029_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 2 | ASR7029_02_12_D01_(02/26) |

CTIVP® – BlackRock Global Inflation-Protected Securities Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$76	0.75%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 3 | ASR7029_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 ($11,980)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,158	$10,087	$10,220
02/16	$10,158	$10,311	$10,257
03/16	$10,296	$10,590	$10,412
04/16	$10,237	$10,731	$10,361
05/16	$10,296	$10,587	$10,412
06/16	$10,711	$10,896	$10,844
07/16	$10,830	$10,978	$10,968
08/16	$11,126	$10,925	$11,239
09/16	$11,126	$10,985	$11,253
10/16	$11,028	$10,680	$11,178
11/16	$10,731	$10,256	$10,872
12/16	$10,850	$10,209	$11,022
01/17	$10,830	$10,324	$11,030
02/17	$10,909	$10,372	$11,107
03/17	$10,909	$10,388	$11,100
04/17	$11,047	$10,506	$11,250
05/17	$11,008	$10,668	$11,209
06/17	$10,820	$10,659	$11,053
07/17	$10,820	$10,838	$11,046
08/17	$11,024	$10,945	$11,286
09/17	$10,860	$10,847	$11,108
10/17	$10,942	$10,806	$11,199
11/17	$11,024	$10,926	$11,266
12/17	$11,126	$10,964	$11,387
01/18	$11,003	$11,094	$11,234
02/18	$10,983	$10,996	$11,211
03/18	$11,167	$11,113	$11,394
04/18	$11,085	$10,935	$11,314
05/18	$11,126	$10,852	$11,388
06/18	$11,172	$10,804	$11,433
07/18	$11,172	$10,786	$11,419
08/18	$11,172	$10,797	$11,426
09/18	$11,069	$10,704	$11,337
10/18	$11,048	$10,584	$11,345
11/18	$10,946	$10,617	$11,268
12/18	$11,069	$10,832	$11,399
01/19	$11,213	$10,997	$11,525
02/19	$11,172	$10,934	$11,488
03/19	$11,500	$11,070	$11,846
04/19	$11,500	$11,038	$11,838
05/19	$11,726	$11,187	$12,103
06/19	$11,785	$11,435	$12,191
07/19	$12,019	$11,403	$12,420
08/19	$12,315	$11,635	$12,779
09/19	$12,209	$11,517	$12,677
10/19	$12,019	$11,594	$12,469
11/19	$11,976	$11,506	$12,408
12/19	$11,934	$11,573	$12,354
01/20	$12,252	$11,721	$12,706
02/20	$12,337	$11,799	$12,846
03/20	$11,849	$11,535	$12,417
04/20	$12,231	$11,761	$12,803
05/20	$12,443	$11,813	$13,015
06/20	$12,591	$11,918	$13,160
07/20	$12,826	$12,298	$13,406
08/20	$12,739	$12,279	$13,281
09/20	$12,783	$12,235	$13,329
10/20	$12,783	$12,247	$13,336
11/20	$12,913	$12,470	$13,456
12/20	$13,021	$12,637	$13,566
01/21	$12,913	$12,526	$13,468
02/21	$12,544	$12,310	$13,101
03/21	$12,653	$12,073	$13,211
04/21	$12,739	$12,226	$13,321
05/21	$12,956	$12,341	$13,543
06/21	$13,000	$12,232	$13,589
07/21	$13,448	$12,395	$14,103
08/21	$13,448	$12,343	$14,100
09/21	$13,248	$12,124	$13,880
10/21	$13,471	$12,094	$14,141
11/21	$13,805	$12,059	$14,513
12/21	$13,605	$12,042	$14,311
01/22	$13,337	$11,795	$14,018
02/22	$13,382	$11,655	$14,059
03/22	$13,181	$11,300	$13,874
04/22	$12,757	$10,681	$13,462
05/22	$12,333	$10,710	$12,990
06/22	$11,910	$10,367	$12,549
07/22	$12,474	$10,587	$13,169
08/22	$11,974	$10,169	$12,637
09/22	$11,165	$9,647	$11,844
10/22	$11,236	$9,580	$11,878
11/22	$11,546	$10,031	$12,200
12/22	$11,212	$10,086	$11,878
01/23	$11,498	$10,417	$12,143
02/23	$11,284	$10,070	$11,921
03/23	$11,665	$10,389	$12,323
04/23	$11,546	$10,435	$12,227
05/23	$11,355	$10,231	$12,022
06/23	$11,403	$10,230	$12,082
07/23	$11,421	$10,301	$12,091
08/23	$11,317	$10,160	$11,995
09/23	$11,004	$9,863	$11,706
10/23	$10,926	$9,745	$11,625
11/23	$11,265	$10,237	$11,979
12/23	$11,656	$10,662	$12,415
01/24	$11,525	$10,515	$12,274
02/24	$11,473	$10,383	$12,203
03/24	$11,604	$10,440	$12,360
04/24	$11,369	$10,176	$12,122
05/24	$11,499	$10,310	$12,280
06/24	$11,551	$10,325	$12,323
07/24	$11,772	$10,610	$12,561
08/24	$11,798	$10,861	$12,605
09/24	$11,905	$11,046	$12,736
10/24	$11,719	$10,675	$12,540
11/24	$11,798	$10,712	$12,636
12/24	$11,533	$10,482	$12,380
01/25	$11,665	$10,542	$12,516
02/25	$11,772	$10,692	$12,665
03/25	$11,745	$10,758	$12,611
04/25	$11,772	$11,074	$12,652
05/25	$11,692	$11,035	$12,578
06/25	$11,851	$11,244	$12,737
07/25	$11,815	$11,077	$12,733
08/25	$11,843	$11,238	$12,747
09/25	$11,925	$11,311	$12,847
10/25	$12,063	$11,282	$13,008
11/25	$12,035	$11,309	$12,997
12/25	$11,980	$11,338	$12,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	3.88	(1.65)	1.82
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 3 | ASR7029_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Class 3 | ASR7029_03_12_D01_(02/26) |

CTIVP® – TCW Core Plus Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized sectors. Overweight exposure to securitized credit including non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities outpaced similar duration Treasuries. In addition, the long-standing overweight to agency mortgage-backed securities was a large contributor as the sector outpaced both Treasuries and corporate bonds on a duration-adjusted basis.

Interest rate positioning | The Fund’s positioning with respect to interest rates was a large positive contributor to relative performance. The Fund’s above-benchmark exposure with respect to duration was a positive contributor on its own. In addition, the yield curve steepened throughout the year and an overweight to the front end of the yield curve benefitted as the Federal Reserve lowered interest rates. An underweight to longer maturity bonds was also additive.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight exposure with respect to investment-grade corporate bonds detracted from the Fund’s relative performance as corporate bonds continued to perform well despite historically low corporate spreads throughout much of the year.

High-yield corporates | The Fund’s positioning in the high-yield sector, a combination of high-yield bonds and floating-rate bank loans, was a small detractor from the Fund’s relative performance.

CTIVP® – TCW Core Plus Bond Fund | Class 1 | ASR7037_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – TCW Core Plus Bond Fund Class 1 ($12,243)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,115	$10,138
02/16	$10,163	$10,210
03/16	$10,240	$10,303
04/16	$10,288	$10,343
05/16	$10,288	$10,345
06/16	$10,446	$10,531
07/16	$10,515	$10,598
08/16	$10,515	$10,586
09/16	$10,524	$10,580
10/16	$10,446	$10,499
11/16	$10,231	$10,250
12/16	$10,241	$10,265
01/17	$10,261	$10,285
02/17	$10,329	$10,354
03/17	$10,319	$10,349
04/17	$10,397	$10,428
05/17	$10,476	$10,509
06/17	$10,460	$10,498
07/17	$10,500	$10,543
08/17	$10,599	$10,638
09/17	$10,549	$10,587
10/17	$10,549	$10,593
11/17	$10,539	$10,580
12/17	$10,589	$10,628
01/18	$10,470	$10,506
02/18	$10,380	$10,406
03/18	$10,450	$10,473
04/18	$10,380	$10,395
05/18	$10,460	$10,469
06/18	$10,442	$10,456
07/18	$10,442	$10,459
08/18	$10,514	$10,526
09/18	$10,442	$10,458
10/18	$10,361	$10,376
11/18	$10,422	$10,438
12/18	$10,595	$10,630
01/19	$10,728	$10,742
02/19	$10,728	$10,736
03/19	$10,932	$10,942
04/19	$10,932	$10,945
05/19	$11,136	$11,139
06/19	$11,267	$11,279
07/19	$11,298	$11,304
08/19	$11,581	$11,597
09/19	$11,529	$11,535
10/19	$11,560	$11,570
11/19	$11,550	$11,564
12/19	$11,550	$11,556
01/20	$11,781	$11,778
02/20	$11,969	$11,990
03/20	$11,791	$11,920
04/20	$12,053	$12,132
05/20	$12,148	$12,188
06/20	$12,263	$12,265
07/20	$12,477	$12,448
08/20	$12,412	$12,348
09/20	$12,401	$12,341
10/20	$12,368	$12,286
11/20	$12,532	$12,406
12/20	$12,575	$12,424
01/21	$12,510	$12,334
02/21	$12,335	$12,156
03/21	$12,204	$12,005
04/21	$12,313	$12,099
05/21	$12,346	$12,139
06/21	$12,433	$12,224
07/21	$12,559	$12,361
08/21	$12,536	$12,337
09/21	$12,443	$12,231
10/21	$12,432	$12,227
11/21	$12,466	$12,263
12/21	$12,432	$12,232
01/22	$12,177	$11,968
02/22	$12,038	$11,835
03/22	$11,702	$11,506
04/22	$11,251	$11,069
05/22	$11,286	$11,141
06/22	$11,054	$10,966
07/22	$11,371	$11,234
08/22	$11,043	$10,917
09/22	$10,492	$10,445
10/22	$10,328	$10,310
11/22	$10,727	$10,689
12/22	$10,668	$10,641
01/23	$11,066	$10,968
02/23	$10,750	$10,684
03/23	$11,054	$10,956
04/23	$11,113	$11,022
05/23	$10,973	$10,902
06/23	$10,926	$10,863
07/23	$10,927	$10,856
08/23	$10,843	$10,786
09/23	$10,519	$10,512
10/23	$10,302	$10,346
11/23	$10,831	$10,815
12/23	$11,299	$11,229
01/24	$11,275	$11,198
02/24	$11,095	$11,040
03/24	$11,179	$11,142
04/24	$10,855	$10,860
05/24	$11,059	$11,044
06/24	$11,191	$11,149
07/24	$11,472	$11,409
08/24	$11,660	$11,573
09/24	$11,823	$11,728
10/24	$11,472	$11,437
11/24	$11,597	$11,558
12/24	$11,384	$11,369
01/25	$11,447	$11,430
02/25	$11,722	$11,681
03/25	$11,710	$11,685
04/25	$11,772	$11,731
05/25	$11,672	$11,647
06/25	$11,873	$11,826
07/25	$11,822	$11,795
08/25	$11,980	$11,936
09/25	$12,112	$12,067
10/25	$12,191	$12,142
11/25	$12,269	$12,217
12/25	$12,243	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.54	(0.53)	2.04
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,920,190,097
Total number of portfolio holdings	735
Management services fees (represents 0.48% of Fund average net assets)	$13,892,569
Portfolio turnover for the reporting period	396%

CTIVP® – TCW Core Plus Bond Fund | Class 1 | ASR7037_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

U.S. Treasury 12/31/2030 3.625%	6.9%
U.S. Treasury 11/15/2055 4.625%	5.8%
U.S. Treasury 12/31/2027 3.375%	5.1%
U.S. Treasury 11/15/2035 4.000%	3.0%
U.S. Treasury 12/31/2032 3.875%	2.8%
U.S. Treasury 11/15/2045 4.625%	2.7%
Federal National Mortgage Association 04/01/2052 2.500%	1.7%
Government National Mortgage Association TBA 01/22/2056 5.000%	1.3%
Government National Mortgage Association TBA 01/22/2056 2.500%	1.3%
U.S. Treasury 11/30/2030 3.500%	1.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	34.4%
U.S. Treasury Obligations	27.5%
Corporate Bonds & Notes	15.0%
Money Market Funds	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Asset-Backed Securities - Non-Agency	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Senior Loans	1.5%
Foreign Government Obligations	1.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – TCW Core Plus Bond Fund | Class 1 | ASR7037_01_12_D01_(02/26) |

CTIVP® – TCW Core Plus Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$78	0.75%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized sectors. Overweight exposure to securitized credit including non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities outpaced similar duration Treasuries. In addition, the long-standing overweight to agency mortgage-backed securities was a large contributor as the sector outpaced both Treasuries and corporate bonds on a duration-adjusted basis.

Interest rate positioning | The Fund’s positioning with respect to interest rates was a large positive contributor to relative performance. The Fund’s above-benchmark exposure with respect to duration was a positive contributor on its own. In addition, the yield curve steepened throughout the year and an overweight to the front end of the yield curve benefitted as the Federal Reserve lowered interest rates. An underweight to longer maturity bonds was also additive.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight exposure with respect to investment-grade corporate bonds detracted from the Fund’s relative performance as corporate bonds continued to perform well despite historically low corporate spreads throughout much of the year.

High-yield corporates | The Fund’s positioning in the high-yield sector, a combination of high-yield bonds and floating-rate bank loans, was a small detractor from the Fund’s relative performance.

CTIVP® – TCW Core Plus Bond Fund | Class 2 | ASR7037_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – TCW Core Plus Bond Fund Class 2 ($11,947)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,116	$10,138
02/16	$10,164	$10,210
03/16	$10,241	$10,303
04/16	$10,280	$10,343
05/16	$10,280	$10,345
06/16	$10,432	$10,531
07/16	$10,511	$10,598
08/16	$10,501	$10,586
09/16	$10,511	$10,580
10/16	$10,432	$10,499
11/16	$10,217	$10,250
12/16	$10,217	$10,265
01/17	$10,237	$10,285
02/17	$10,305	$10,354
03/17	$10,295	$10,349
04/17	$10,364	$10,428
05/17	$10,442	$10,509
06/17	$10,419	$10,498
07/17	$10,459	$10,543
08/17	$10,559	$10,638
09/17	$10,509	$10,587
10/17	$10,499	$10,593
11/17	$10,499	$10,580
12/17	$10,539	$10,628
01/18	$10,419	$10,506
02/18	$10,330	$10,406
03/18	$10,390	$10,473
04/18	$10,320	$10,395
05/18	$10,400	$10,469
06/18	$10,386	$10,456
07/18	$10,386	$10,459
08/18	$10,447	$10,526
09/18	$10,376	$10,458
10/18	$10,294	$10,376
11/18	$10,345	$10,438
12/18	$10,528	$10,630
01/19	$10,650	$10,742
02/19	$10,650	$10,736
03/19	$10,844	$10,942
04/19	$10,854	$10,945
05/19	$11,047	$11,139
06/19	$11,181	$11,279
07/19	$11,202	$11,304
08/19	$11,484	$11,597
09/19	$11,421	$11,535
10/19	$11,452	$11,570
11/19	$11,442	$11,564
12/19	$11,432	$11,556
01/20	$11,661	$11,778
02/20	$11,849	$11,990
03/20	$11,671	$11,920
04/20	$11,922	$12,132
05/20	$12,016	$12,188
06/20	$12,130	$12,265
07/20	$12,336	$12,448
08/20	$12,271	$12,348
09/20	$12,260	$12,341
10/20	$12,227	$12,286
11/20	$12,379	$12,406
12/20	$12,422	$12,424
01/21	$12,357	$12,334
02/21	$12,173	$12,156
03/21	$12,054	$12,005
04/21	$12,152	$12,099
05/21	$12,184	$12,139
06/21	$12,260	$12,224
07/21	$12,385	$12,361
08/21	$12,362	$12,337
09/21	$12,259	$12,231
10/21	$12,259	$12,227
11/21	$12,282	$12,263
12/21	$12,248	$12,232
01/22	$11,996	$11,968
02/22	$11,858	$11,835
03/22	$11,526	$11,506
04/22	$11,068	$11,069
05/22	$11,114	$11,141
06/22	$10,884	$10,966
07/22	$11,189	$11,234
08/22	$10,865	$10,917
09/22	$10,322	$10,445
10/22	$10,148	$10,310
11/22	$10,553	$10,689
12/22	$10,495	$10,641
01/23	$10,877	$10,968
02/23	$10,564	$10,684
03/23	$10,853	$10,956
04/23	$10,911	$11,022
05/23	$10,773	$10,902
06/23	$10,726	$10,863
07/23	$10,722	$10,856
08/23	$10,640	$10,786
09/23	$10,320	$10,512
10/23	$10,108	$10,346
11/23	$10,628	$10,815
12/23	$11,077	$11,229
01/24	$11,053	$11,198
02/24	$10,876	$11,040
03/24	$10,959	$11,142
04/24	$10,628	$10,860
05/24	$10,829	$11,044
06/24	$10,947	$11,149
07/24	$11,232	$11,409
08/24	$11,416	$11,573
09/24	$11,576	$11,728
10/24	$11,219	$11,437
11/24	$11,342	$11,558
12/24	$11,133	$11,369
01/25	$11,195	$11,430
02/25	$11,465	$11,681
03/25	$11,453	$11,685
04/25	$11,515	$11,731
05/25	$11,404	$11,647
06/25	$11,601	$11,826
07/25	$11,547	$11,795
08/25	$11,689	$11,936
09/25	$11,831	$12,067
10/25	$11,895	$12,142
11/25	$11,973	$12,217
12/25	$11,947	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	7.31	(0.78)	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,920,190,097
Total number of portfolio holdings	735
Management services fees (represents 0.48% of Fund average net assets)	$13,892,569
Portfolio turnover for the reporting period	396%

CTIVP® – TCW Core Plus Bond Fund | Class 2 | ASR7037_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

U.S. Treasury 12/31/2030 3.625%	6.9%
U.S. Treasury 11/15/2055 4.625%	5.8%
U.S. Treasury 12/31/2027 3.375%	5.1%
U.S. Treasury 11/15/2035 4.000%	3.0%
U.S. Treasury 12/31/2032 3.875%	2.8%
U.S. Treasury 11/15/2045 4.625%	2.7%
Federal National Mortgage Association 04/01/2052 2.500%	1.7%
Government National Mortgage Association TBA 01/22/2056 5.000%	1.3%
Government National Mortgage Association TBA 01/22/2056 2.500%	1.3%
U.S. Treasury 11/30/2030 3.500%	1.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	34.4%
U.S. Treasury Obligations	27.5%
Corporate Bonds & Notes	15.0%
Money Market Funds	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Asset-Backed Securities - Non-Agency	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Senior Loans	1.5%
Foreign Government Obligations	1.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – TCW Core Plus Bond Fund | Class 2 | ASR7037_02_12_D01_(02/26) |

Columbia Variable Portfolio – Balanced Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$80	0.75%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Columbia Variable Portfolio – Balanced Fund | Class 1 | ASR7000_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Balanced Fund Class 1 ($25,341)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,714	$10,138	$9,757	$9,504
02/16	$9,686	$10,210	$9,777	$9,491
03/16	$10,127	$10,303	$10,211	$10,135
04/16	$10,191	$10,343	$10,250	$10,174
05/16	$10,327	$10,345	$10,362	$10,357
06/16	$10,314	$10,531	$10,452	$10,384
07/16	$10,600	$10,598	$10,710	$10,766
08/16	$10,627	$10,586	$10,714	$10,782
09/16	$10,623	$10,580	$10,713	$10,784
10/16	$10,477	$10,499	$10,563	$10,587
11/16	$10,555	$10,250	$10,698	$10,979
12/16	$10,664	$10,265	$10,831	$11,196
01/17	$10,795	$10,285	$10,962	$11,408
02/17	$11,091	$10,354	$11,253	$11,861
03/17	$11,141	$10,349	$11,258	$11,875
04/17	$11,264	$10,428	$11,363	$11,997
05/17	$11,400	$10,509	$11,494	$12,166
06/17	$11,477	$10,498	$11,532	$12,242
07/17	$11,650	$10,543	$11,694	$12,494
08/17	$11,714	$10,638	$11,757	$12,532
09/17	$11,809	$10,587	$11,881	$12,790
10/17	$11,891	$10,593	$12,050	$13,089
11/17	$12,064	$10,580	$12,265	$13,490
12/17	$12,227	$10,628	$12,370	$13,640
01/18	$12,618	$10,506	$12,738	$14,421
02/18	$12,205	$10,406	$12,408	$13,890
03/18	$11,977	$10,473	$12,250	$13,537
04/18	$11,932	$10,395	$12,242	$13,589
05/18	$12,064	$10,469	$12,454	$13,916
06/18	$12,095	$10,456	$12,494	$14,002
07/18	$12,432	$10,459	$12,774	$14,523
08/18	$12,645	$10,526	$13,056	$14,996
09/18	$12,682	$10,458	$13,067	$15,081
10/18	$12,073	$10,376	$12,490	$14,050
11/18	$12,209	$10,438	$12,673	$14,337
12/18	$11,523	$10,630	$12,079	$13,042
01/19	$12,168	$10,742	$12,711	$14,087
02/19	$12,395	$10,736	$12,953	$14,540
03/19	$12,641	$10,942	$13,204	$14,822
04/19	$13,027	$10,945	$13,526	$15,422
05/19	$12,564	$11,139	$13,106	$14,442
06/19	$13,150	$11,279	$13,726	$15,460
07/19	$13,309	$11,304	$13,857	$15,682
08/19	$13,273	$11,597	$13,869	$15,434
09/19	$13,395	$11,535	$13,995	$15,723
10/19	$13,568	$11,570	$14,194	$16,063
11/19	$13,850	$11,564	$14,500	$16,646
12/19	$14,168	$11,556	$14,758	$17,149
01/20	$14,264	$11,778	$14,869	$17,142
02/20	$13,668	$11,990	$14,241	$15,731
03/20	$12,450	$11,920	$13,152	$13,788
04/20	$13,577	$12,132	$14,257	$15,555
05/20	$14,105	$12,188	$14,691	$16,296
06/20	$14,318	$12,265	$14,904	$16,620
07/20	$14,973	$12,448	$15,497	$17,558
08/20	$15,632	$12,348	$16,115	$18,820
09/20	$15,218	$12,341	$15,744	$18,105
10/20	$14,914	$12,286	$15,465	$17,623
11/20	$16,209	$12,406	$16,541	$19,552
12/20	$16,686	$12,424	$16,932	$20,304
01/21	$16,518	$12,334	$16,781	$20,099
02/21	$16,900	$12,156	$16,962	$20,653
03/21	$17,314	$12,005	$17,323	$21,558
04/21	$17,945	$12,099	$17,932	$22,708
05/21	$18,091	$12,139	$18,031	$22,867
06/21	$18,345	$12,224	$18,334	$23,401
07/21	$18,627	$12,361	$18,677	$23,956
08/21	$18,909	$12,337	$19,004	$24,685
09/21	$18,218	$12,231	$18,408	$23,537
10/21	$18,827	$12,227	$19,179	$25,186
11/21	$18,582	$12,263	$19,122	$25,011
12/21	$19,168	$12,232	$19,617	$26,132
01/22	$18,641	$11,968	$18,839	$24,780
02/22	$18,268	$11,835	$18,416	$24,038
03/22	$18,400	$11,506	$18,622	$24,931
04/22	$17,159	$11,069	$17,365	$22,757
05/22	$17,127	$11,141	$17,429	$22,798
06/22	$16,164	$10,966	$16,456	$20,916
07/22	$17,086	$11,234	$17,528	$22,845
08/22	$16,564	$10,917	$16,901	$21,913
09/22	$15,300	$10,445	$15,675	$19,895
10/22	$15,927	$10,310	$16,355	$21,506
11/22	$16,618	$10,689	$17,144	$22,708
12/22	$15,977	$10,641	$16,520	$21,399
01/23	$16,886	$10,968	$17,346	$22,744
02/23	$16,427	$10,684	$16,913	$22,189
03/23	$17,018	$10,956	$17,457	$23,004
04/23	$17,291	$11,022	$17,663	$23,363
05/23	$17,391	$10,902	$17,632	$23,464
06/23	$18,064	$10,863	$18,306	$25,015
07/23	$18,450	$10,856	$18,654	$25,818
08/23	$18,259	$10,786	$18,428	$25,407
09/23	$17,545	$10,512	$17,714	$24,196
10/23	$17,250	$10,346	$17,378	$23,687
11/23	$18,591	$10,815	$18,645	$25,850
12/23	$19,395	$11,229	$19,439	$27,025
01/24	$19,623	$11,198	$19,614	$27,479
02/24	$20,241	$11,040	$20,131	$28,946
03/24	$20,605	$11,142	$20,594	$29,878
04/24	$19,995	$10,860	$19,882	$28,657
05/24	$20,786	$11,044	$20,608	$30,078
06/24	$21,291	$11,149	$21,130	$31,157
07/24	$21,541	$11,409	$21,481	$31,537
08/24	$21,941	$11,573	$21,917	$32,302
09/24	$22,209	$11,728	$22,316	$32,992
10/24	$21,786	$11,437	$21,973	$32,692
11/24	$22,618	$11,558	$22,840	$34,611
12/24	$22,218	$11,369	$22,364	$33,786
01/25	$22,736	$11,430	$22,785	$34,727
02/25	$22,673	$11,681	$22,807	$34,274
03/25	$21,855	$11,685	$22,039	$32,343
04/25	$21,823	$11,731	$21,984	$32,124
05/25	$22,627	$11,647	$22,751	$34,146
06/25	$23,550	$11,826	$23,586	$35,882
07/25	$24,036	$11,795	$23,878	$36,687
08/25	$24,314	$11,936	$24,283	$37,431
09/25	$24,841	$12,067	$24,921	$38,797
10/25	$25,305	$12,142	$25,333	$39,706
11/25	$25,241	$12,217	$25,433	$39,803
12/25	$25,341	$12,199	$25,428	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.05	8.72	9.74
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Columbia Variable Portfolio – Balanced Fund | Class 1 | ASR7000_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 1 | ASR7000_01_12_D01_(02/26) |

Columbia Variable Portfolio – Balanced Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$107	1.00%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Columbia Variable Portfolio – Balanced Fund | Class 2 | ASR7000_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Balanced Fund Class 2 ($24,728)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,712	$10,138	$9,757	$9,504
02/16	$9,681	$10,210	$9,777	$9,491
03/16	$10,123	$10,303	$10,211	$10,135
04/16	$10,183	$10,343	$10,250	$10,174
05/16	$10,319	$10,345	$10,362	$10,357
06/16	$10,301	$10,531	$10,452	$10,384
07/16	$10,589	$10,598	$10,710	$10,766
08/16	$10,612	$10,586	$10,714	$10,782
09/16	$10,602	$10,580	$10,713	$10,784
10/16	$10,456	$10,499	$10,563	$10,587
11/16	$10,534	$10,250	$10,698	$10,979
12/16	$10,634	$10,265	$10,831	$11,196
01/17	$10,771	$10,285	$10,962	$11,408
02/17	$11,059	$10,354	$11,253	$11,861
03/17	$11,109	$10,349	$11,258	$11,875
04/17	$11,232	$10,428	$11,363	$11,997
05/17	$11,365	$10,509	$11,494	$12,166
06/17	$11,433	$10,498	$11,532	$12,242
07/17	$11,607	$10,543	$11,694	$12,494
08/17	$11,670	$10,638	$11,757	$12,532
09/17	$11,762	$10,587	$11,881	$12,790
10/17	$11,839	$10,593	$12,050	$13,089
11/17	$12,008	$10,580	$12,265	$13,490
12/17	$12,168	$10,628	$12,370	$13,640
01/18	$12,556	$10,506	$12,738	$14,421
02/18	$12,141	$10,406	$12,408	$13,890
03/18	$11,912	$10,473	$12,250	$13,537
04/18	$11,862	$10,395	$12,242	$13,589
05/18	$11,995	$10,469	$12,454	$13,916
06/18	$12,022	$10,456	$12,494	$14,002
07/18	$12,351	$10,459	$12,774	$14,523
08/18	$12,565	$10,526	$13,056	$14,996
09/18	$12,597	$10,458	$13,067	$15,081
10/18	$11,990	$10,376	$12,490	$14,050
11/18	$12,122	$10,438	$12,673	$14,337
12/18	$11,438	$10,630	$12,079	$13,042
01/19	$12,077	$10,742	$12,711	$14,087
02/19	$12,300	$10,736	$12,953	$14,540
03/19	$12,542	$10,942	$13,204	$14,822
04/19	$12,916	$10,945	$13,526	$15,422
05/19	$12,456	$11,139	$13,106	$14,442
06/19	$13,035	$11,279	$13,726	$15,460
07/19	$13,190	$11,304	$13,857	$15,682
08/19	$13,154	$11,597	$13,869	$15,434
09/19	$13,272	$11,535	$13,995	$15,723
10/19	$13,441	$11,570	$14,194	$16,063
11/19	$13,720	$11,564	$14,500	$16,646
12/19	$14,030	$11,556	$14,758	$17,149
01/20	$14,121	$11,778	$14,869	$17,142
02/20	$13,528	$11,990	$14,241	$15,731
03/20	$12,319	$11,920	$13,152	$13,788
04/20	$13,432	$12,132	$14,257	$15,555
05/20	$13,953	$12,188	$14,691	$16,296
06/20	$14,158	$12,265	$14,904	$16,620
07/20	$14,801	$12,448	$15,497	$17,558
08/20	$15,450	$12,348	$16,115	$18,820
09/20	$15,043	$12,341	$15,744	$18,105
10/20	$14,733	$12,286	$15,465	$17,623
11/20	$16,011	$12,406	$16,541	$19,552
12/20	$16,481	$12,424	$16,932	$20,304
01/21	$16,312	$12,334	$16,781	$20,099
02/21	$16,686	$12,156	$16,962	$20,653
03/21	$17,093	$12,005	$17,323	$21,558
04/21	$17,713	$12,099	$17,932	$22,708
05/21	$17,859	$12,139	$18,031	$22,867
06/21	$18,106	$12,224	$18,334	$23,401
07/21	$18,380	$12,361	$18,677	$23,956
08/21	$18,654	$12,337	$19,004	$24,685
09/21	$17,964	$12,231	$18,408	$23,537
10/21	$18,562	$12,227	$19,179	$25,186
11/21	$18,320	$12,263	$19,122	$25,011
12/21	$18,891	$12,232	$19,617	$26,132
01/22	$18,371	$11,968	$18,839	$24,780
02/22	$18,001	$11,835	$18,416	$24,038
03/22	$18,124	$11,506	$18,622	$24,931
04/22	$16,896	$11,069	$17,365	$22,757
05/22	$16,864	$11,141	$17,429	$22,798
06/22	$15,911	$10,966	$16,456	$20,916
07/22	$16,814	$11,234	$17,528	$22,845
08/22	$16,299	$10,917	$16,901	$21,913
09/22	$15,053	$10,445	$15,675	$19,895
10/22	$15,664	$10,310	$16,355	$21,506
11/22	$16,340	$10,689	$17,144	$22,708
12/22	$15,705	$10,641	$16,520	$21,399
01/23	$16,600	$10,968	$17,346	$22,744
02/23	$16,143	$10,684	$16,913	$22,189
03/23	$16,718	$10,956	$17,457	$23,004
04/23	$16,983	$11,022	$17,663	$23,363
05/23	$17,084	$10,902	$17,632	$23,464
06/23	$17,736	$10,863	$18,306	$25,015
07/23	$18,110	$10,856	$18,654	$25,818
08/23	$17,923	$10,786	$18,428	$25,407
09/23	$17,216	$10,512	$17,714	$24,196
10/23	$16,924	$10,346	$17,378	$23,687
11/23	$18,238	$10,815	$18,645	$25,850
12/23	$19,019	$11,229	$19,439	$27,025
01/24	$19,242	$11,198	$19,614	$27,479
02/24	$19,840	$11,040	$20,131	$28,946
03/24	$20,192	$11,142	$20,594	$29,878
04/24	$19,594	$10,860	$19,882	$28,657
05/24	$20,365	$11,044	$20,608	$30,078
06/24	$20,854	$11,149	$21,130	$31,157
07/24	$21,095	$11,409	$21,481	$31,537
08/24	$21,479	$11,573	$21,917	$32,302
09/24	$21,739	$11,728	$22,316	$32,992
10/24	$21,324	$11,437	$21,973	$32,692
11/24	$22,131	$11,558	$22,840	$34,611
12/24	$21,739	$11,369	$22,364	$33,786
01/25	$22,241	$11,430	$22,785	$34,727
02/25	$22,173	$11,681	$22,807	$34,274
03/25	$21,365	$11,685	$22,039	$32,343
04/25	$21,333	$11,731	$21,984	$32,124
05/25	$22,113	$11,647	$22,751	$34,146
06/25	$23,012	$11,826	$23,586	$35,882
07/25	$23,478	$11,795	$23,878	$36,687
08/25	$23,743	$11,936	$24,283	$37,431
09/25	$24,254	$12,067	$24,921	$38,797
10/25	$24,701	$12,142	$25,333	$39,706
11/25	$24,637	$12,217	$25,433	$39,803
12/25	$24,728	$12,199	$25,428	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.75	8.45	9.48
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Columbia Variable Portfolio – Balanced Fund | Class 2 | ASR7000_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 2 | ASR7000_02_12_D01_(02/26) |

Columbia Variable Portfolio – Balanced Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$93	0.87%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Columbia Variable Portfolio – Balanced Fund | Class 3 | ASR7000_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Balanced Fund Class 3 ($24,993)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,714	$10,138	$9,757	$9,504
02/16	$9,682	$10,210	$9,777	$9,491
03/16	$10,123	$10,303	$10,211	$10,135
04/16	$10,182	$10,343	$10,250	$10,174
05/16	$10,318	$10,345	$10,362	$10,357
06/16	$10,304	$10,531	$10,452	$10,384
07/16	$10,586	$10,598	$10,710	$10,766
08/16	$10,609	$10,586	$10,714	$10,782
09/16	$10,604	$10,580	$10,713	$10,784
10/16	$10,454	$10,499	$10,563	$10,587
11/16	$10,532	$10,250	$10,698	$10,979
12/16	$10,641	$10,265	$10,831	$11,196
01/17	$10,772	$10,285	$10,962	$11,408
02/17	$11,063	$10,354	$11,253	$11,861
03/17	$11,113	$10,349	$11,258	$11,875
04/17	$11,236	$10,428	$11,363	$11,997
05/17	$11,368	$10,509	$11,494	$12,166
06/17	$11,445	$10,498	$11,532	$12,242
07/17	$11,617	$10,543	$11,694	$12,494
08/17	$11,681	$10,638	$11,757	$12,532
09/17	$11,772	$10,587	$11,881	$12,790
10/17	$11,854	$10,593	$12,050	$13,089
11/17	$12,026	$10,580	$12,265	$13,490
12/17	$12,185	$10,628	$12,370	$13,640
01/18	$12,572	$10,506	$12,738	$14,421
02/18	$12,158	$10,406	$12,408	$13,890
03/18	$11,931	$10,473	$12,250	$13,537
04/18	$11,886	$10,395	$12,242	$13,589
05/18	$12,013	$10,469	$12,454	$13,916
06/18	$12,045	$10,456	$12,494	$14,002
07/18	$12,376	$10,459	$12,774	$14,523
08/18	$12,590	$10,526	$13,056	$14,996
09/18	$12,626	$10,458	$13,067	$15,081
10/18	$12,017	$10,376	$12,490	$14,050
11/18	$12,149	$10,438	$12,673	$14,337
12/18	$11,468	$10,630	$12,079	$13,042
01/19	$12,108	$10,742	$12,711	$14,087
02/19	$12,335	$10,736	$12,953	$14,540
03/19	$12,576	$10,942	$13,204	$14,822
04/19	$12,958	$10,945	$13,526	$15,422
05/19	$12,494	$11,139	$13,106	$14,442
06/19	$13,071	$11,279	$13,726	$15,460
07/19	$13,230	$11,304	$13,857	$15,682
08/19	$13,194	$11,597	$13,869	$15,434
09/19	$13,317	$11,535	$13,995	$15,723
10/19	$13,485	$11,570	$14,194	$16,063
11/19	$13,766	$11,564	$14,500	$16,646
12/19	$14,080	$11,556	$14,758	$17,149
01/20	$14,171	$11,778	$14,869	$17,142
02/20	$13,580	$11,990	$14,241	$15,731
03/20	$12,367	$11,920	$13,152	$13,788
04/20	$13,485	$12,132	$14,257	$15,555
05/20	$14,007	$12,188	$14,691	$16,296
06/20	$14,216	$12,265	$14,904	$16,620
07/20	$14,866	$12,448	$15,497	$17,558
08/20	$15,520	$12,348	$16,115	$18,820
09/20	$15,107	$12,341	$15,744	$18,105
10/20	$14,802	$12,286	$15,465	$17,623
11/20	$16,088	$12,406	$16,541	$19,552
12/20	$16,556	$12,424	$16,932	$20,304
01/21	$16,388	$12,334	$16,781	$20,099
02/21	$16,765	$12,156	$16,962	$20,653
03/21	$17,174	$12,005	$17,323	$21,558
04/21	$17,801	$12,099	$17,932	$22,708
05/21	$17,946	$12,139	$18,031	$22,867
06/21	$18,196	$12,224	$18,334	$23,401
07/21	$18,473	$12,361	$18,677	$23,956
08/21	$18,746	$12,337	$19,004	$24,685
09/21	$18,060	$12,231	$18,408	$23,537
10/21	$18,664	$12,227	$19,179	$25,186
11/21	$18,419	$12,263	$19,122	$25,011
12/21	$18,996	$12,232	$19,617	$26,132
01/22	$18,473	$11,968	$18,839	$24,780
02/22	$18,105	$11,835	$18,416	$24,038
03/22	$18,228	$11,506	$18,622	$24,931
04/22	$16,997	$11,069	$17,365	$22,757
05/22	$16,965	$11,141	$17,429	$22,798
06/22	$16,011	$10,966	$16,456	$20,916
07/22	$16,920	$11,234	$17,528	$22,845
08/22	$16,402	$10,917	$16,901	$21,913
09/22	$15,148	$10,445	$15,675	$19,895
10/22	$15,770	$10,310	$16,355	$21,506
11/22	$16,452	$10,689	$17,144	$22,708
12/22	$15,816	$10,641	$16,520	$21,399
01/23	$16,715	$10,968	$17,346	$22,744
02/23	$16,261	$10,684	$16,913	$22,189
03/23	$16,838	$10,956	$17,457	$23,004
04/23	$17,106	$11,022	$17,663	$23,363
05/23	$17,210	$10,902	$17,632	$23,464
06/23	$17,869	$10,863	$18,306	$25,015
07/23	$18,251	$10,856	$18,654	$25,818
08/23	$18,060	$10,786	$18,428	$25,407
09/23	$17,351	$10,512	$17,714	$24,196
10/23	$17,060	$10,346	$17,378	$23,687
11/23	$18,383	$10,815	$18,645	$25,850
12/23	$19,173	$11,229	$19,439	$27,025
01/24	$19,400	$11,198	$19,614	$27,479
02/24	$20,009	$11,040	$20,131	$28,946
03/24	$20,363	$11,142	$20,594	$29,878
04/24	$19,759	$10,860	$19,882	$28,657
05/24	$20,541	$11,044	$20,608	$30,078
06/24	$21,036	$11,149	$21,130	$31,157
07/24	$21,281	$11,409	$21,481	$31,537
08/24	$21,672	$11,573	$21,917	$32,302
09/24	$21,935	$11,728	$22,316	$32,992
10/24	$21,517	$11,437	$21,973	$32,692
11/24	$22,335	$11,558	$22,840	$34,611
12/24	$21,940	$11,369	$22,364	$33,786
01/25	$22,449	$11,430	$22,785	$34,727
02/25	$22,385	$11,681	$22,807	$34,274
03/25	$21,572	$11,685	$22,039	$32,343
04/25	$21,540	$11,731	$21,984	$32,124
05/25	$22,331	$11,647	$22,751	$34,146
06/25	$23,239	$11,826	$23,586	$35,882
07/25	$23,716	$11,795	$23,878	$36,687
08/25	$23,985	$11,936	$24,283	$37,431
09/25	$24,503	$12,067	$24,921	$38,797
10/25	$24,957	$12,142	$25,333	$39,706
11/25	$24,893	$12,217	$25,433	$39,803
12/25	$24,993	$12,199	$25,428	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	13.91	8.59	9.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Columbia Variable Portfolio – Balanced Fund | Class 3 | ASR7000_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 3 | ASR7000_03_12_D01_(02/26) |

Columbia Variable Portfolio – Commodity Strategy Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$81	0.75%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Active allocation decisions (carry positioning) | Active allocation decisions contributed to relative Fund performance throughout the year. Overweight allocations to energy and grains were the primary positive drivers and helped offset the negative impact of an overweight to softs. Additionally, positioning within livestock – particularly the overweight exposure – provided a modest contribution to relative performance.

Security selection (curve positioning) | Security selection was the largest contributor to the Fund’s performance over the year, particularly within energy and grains. In energy, exposure to longer-dated natural gas contracts supported positive relative results. Within grains, positions in corn and soybean oil were the primary contributors to relative performance.

Top Performance Detractors

Sector allocation (carry positioning) | Sector allocation was the largest detractor from the Fund’s performance over the year. Although the portfolio was overweight energy, this positioning detracted as energy subsectors – particularly crude oil, heating oil and gas oil – underperformed relative to the broader commodity complex. Softs also weighed on results, driven by an overweight to cocoa, which declined sharply over the period. Together, these effects resulted in negative allocation contributions across several sectors.

Columbia Variable Portfolio – Commodity Strategy Fund | Class 1 | ASR7001_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Commodity Strategy Fund Class 1 ($19,210)	MSCI ACWI Index (Net) ($30,302)	Bloomberg Commodity Index Total Return ($17,450)
12/15	$10,000	$10,000	$10,000
01/16	$9,857	$9,397	$9,832
02/16	$9,697	$9,332	$9,672
03/16	$10,089	$10,024	$10,042
04/16	$10,963	$10,172	$10,896
05/16	$10,963	$10,185	$10,876
06/16	$11,444	$10,123	$11,325
07/16	$10,856	$10,559	$10,746
08/16	$10,695	$10,595	$10,557
09/16	$10,980	$10,660	$10,887
10/16	$10,945	$10,479	$10,834
11/16	$11,105	$10,558	$10,979
12/16	$11,283	$10,786	$11,177
01/17	$11,301	$11,081	$11,192
02/17	$11,283	$11,392	$11,215
03/17	$11,016	$11,532	$10,917
04/17	$10,784	$11,711	$10,752
05/17	$10,695	$11,970	$10,609
06/17	$10,670	$12,024	$10,589
07/17	$10,974	$12,360	$10,829
08/17	$10,974	$12,408	$10,872
09/17	$10,974	$12,647	$10,856
10/17	$11,202	$12,910	$11,089
11/17	$11,164	$13,160	$11,038
12/17	$11,486	$13,372	$11,367
01/18	$11,733	$14,127	$11,593
02/18	$11,524	$13,533	$11,392
03/18	$11,429	$13,244	$11,322
04/18	$11,695	$13,370	$11,614
05/18	$11,828	$13,387	$11,779
06/18	$11,388	$13,314	$11,367
07/18	$11,141	$13,716	$11,124
08/18	$10,894	$13,824	$10,927
09/18	$11,065	$13,884	$11,137
10/18	$10,742	$12,843	$10,896
11/18	$10,666	$13,031	$10,835
12/18	$9,905	$12,113	$10,089
01/19	$10,399	$13,070	$10,638
02/19	$10,513	$13,419	$10,746
03/19	$10,475	$13,588	$10,727
04/19	$10,418	$14,047	$10,682
05/19	$10,114	$13,214	$10,322
06/19	$10,389	$14,079	$10,599
07/19	$10,331	$14,120	$10,528
08/19	$10,081	$13,785	$10,284
09/19	$10,216	$14,075	$10,405
10/19	$10,447	$14,460	$10,615
11/19	$10,178	$14,813	$10,343
12/19	$10,678	$15,335	$10,865
01/20	$9,889	$15,166	$10,065
02/20	$9,389	$13,941	$9,558
03/20	$8,350	$12,059	$8,334
04/20	$8,331	$13,351	$8,206
05/20	$8,600	$13,931	$8,562
06/20	$8,812	$14,376	$8,757
07/20	$9,347	$15,137	$9,257
08/20	$9,931	$16,063	$9,883
09/20	$9,639	$15,545	$9,552
10/20	$9,688	$15,167	$9,686
11/20	$10,029	$17,037	$10,027
12/20	$10,540	$17,828	$10,525
01/21	$10,808	$17,747	$10,802
02/21	$11,562	$18,158	$11,501
03/21	$11,368	$18,643	$11,254
04/21	$12,341	$19,458	$12,187
05/21	$12,804	$19,761	$12,519
06/21	$13,120	$20,021	$12,751
07/21	$13,418	$20,159	$12,985
08/21	$13,418	$20,664	$12,947
09/21	$14,150	$19,810	$13,591
10/21	$14,516	$20,821	$13,942
11/21	$13,467	$20,320	$12,923
12/21	$13,979	$21,133	$13,379
01/22	$15,101	$20,095	$14,553
02/22	$15,979	$19,576	$15,460
03/22	$17,541	$20,000	$16,797
04/22	$18,443	$18,399	$17,492
05/22	$18,907	$18,420	$17,759
06/22	$16,711	$16,868	$15,845
07/22	$17,364	$18,046	$16,521
08/22	$17,527	$17,381	$16,535
09/22	$15,963	$15,717	$15,195
10/22	$16,289	$16,666	$15,497
11/22	$17,005	$17,958	$15,922
12/22	$16,647	$17,252	$15,532
01/23	$16,679	$18,488	$15,456
02/23	$15,898	$17,958	$14,729
03/23	$15,865	$18,512	$14,699
04/23	$15,670	$18,778	$14,589
05/23	$14,725	$18,577	$13,766
06/23	$15,344	$19,656	$14,322
07/23	$16,461	$20,375	$15,219
08/23	$16,337	$19,806	$15,102
09/23	$16,131	$18,987	$14,997
10/23	$16,172	$18,416	$15,037
11/23	$15,924	$20,116	$14,698
12/23	$15,512	$21,082	$14,303
01/24	$15,553	$21,206	$14,360
02/24	$15,388	$22,116	$14,149
03/24	$16,172	$22,810	$14,617
04/24	$16,626	$22,057	$15,010
05/24	$16,791	$22,953	$15,273
06/24	$16,543	$23,464	$15,038
07/24	$15,949	$23,843	$14,432
08/24	$15,949	$24,448	$14,439
09/24	$16,678	$25,016	$15,140
10/24	$16,420	$24,455	$14,860
11/24	$16,506	$25,370	$14,920
12/24	$16,635	$24,769	$15,072
01/25	$17,278	$25,600	$15,668
02/25	$17,364	$25,446	$15,790
03/25	$18,050	$24,441	$16,411
04/25	$17,021	$24,669	$15,622
05/25	$17,064	$26,087	$15,532
06/25	$17,492	$27,258	$15,906
07/25	$17,477	$27,628	$15,833
08/25	$17,945	$28,310	$16,139
09/25	$18,320	$29,336	$16,486
10/25	$18,789	$29,992	$16,963
11/25	$19,210	$29,989	$17,506
12/25	$19,210	$30,302	$17,450
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	15.48	12.76	6.75
MSCI ACWI Index (Net)	22.34	11.19	11.72
Bloomberg Commodity Index Total Return	15.77	10.64	5.73

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$93,679,028
Total number of portfolio holdings	317
Management services fees (represents 0.63% of Fund average net assets)	$573,580
Portfolio turnover for the reporting period	92%

Columbia Variable Portfolio – Commodity Strategy Fund | Class 1 | ASR7001_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	28.3%
Energy	27.8%
Industrial Metals	16.1%
Livestock	8.6%
Precious Metals	29.9%

Asset Categories

Money Market Funds	40.7%
Corporate Bonds & Notes	24.0%
Asset-Backed Securities - Non-Agency	16.3%
Residential Mortgage-Backed Securities - Non-Agency	5.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.6%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | Class 1 | ASR7001_01_12_D01_(02/26) |

Columbia Variable Portfolio – Commodity Strategy Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$108	1.00%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Active allocation decisions (carry positioning) | Active allocation decisions contributed to relative Fund performance throughout the year. Overweight allocations to energy and grains were the primary positive drivers and helped offset the negative impact of an overweight to softs. Additionally, positioning within livestock – particularly the overweight exposure – provided a modest contribution to relative performance.

Security selection (curve positioning) | Security selection was the largest contributor to the Fund’s performance over the year, particularly within energy and grains. In energy, exposure to longer-dated natural gas contracts supported positive relative results. Within grains, positions in corn and soybean oil were the primary contributors to relative performance.

Top Performance Detractors

Sector allocation (carry positioning) | Sector allocation was the largest detractor from the Fund’s performance over the year. Although the portfolio was overweight energy, this positioning detracted as energy subsectors – particularly crude oil, heating oil and gas oil – underperformed relative to the broader commodity complex. Softs also weighed on results, driven by an overweight to cocoa, which declined sharply over the period. Together, these effects resulted in negative allocation contributions across several sectors.

Columbia Variable Portfolio – Commodity Strategy Fund | Class 2 | ASR7001_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Commodity Strategy Fund Class 2 ($18,704)	MSCI ACWI Index (Net) ($30,302)	Bloomberg Commodity Index Total Return ($17,450)
12/15	$10,000	$10,000	$10,000
01/16	$9,857	$9,397	$9,832
02/16	$9,695	$9,332	$9,672
03/16	$10,090	$10,024	$10,042
04/16	$10,950	$10,172	$10,896
05/16	$10,950	$10,185	$10,876
06/16	$11,416	$10,123	$11,325
07/16	$10,842	$10,559	$10,746
08/16	$10,663	$10,595	$10,557
09/16	$10,950	$10,660	$10,887
10/16	$10,914	$10,479	$10,834
11/16	$11,075	$10,558	$10,979
12/16	$11,237	$10,786	$11,177
01/17	$11,254	$11,081	$11,192
02/17	$11,254	$11,392	$11,215
03/17	$10,986	$11,532	$10,917
04/17	$10,735	$11,711	$10,752
05/17	$10,645	$11,970	$10,609
06/17	$10,628	$12,024	$10,589
07/17	$10,933	$12,360	$10,829
08/17	$10,914	$12,408	$10,872
09/17	$10,933	$12,647	$10,856
10/17	$11,143	$12,910	$11,089
11/17	$11,105	$13,160	$11,038
12/17	$11,428	$13,372	$11,367
01/18	$11,657	$14,127	$11,593
02/18	$11,466	$13,533	$11,392
03/18	$11,352	$13,244	$11,322
04/18	$11,619	$13,370	$11,614
05/18	$11,733	$13,387	$11,779
06/18	$11,295	$13,314	$11,367
07/18	$11,066	$13,716	$11,124
08/18	$10,819	$13,824	$10,927
09/18	$10,971	$13,884	$11,137
10/18	$10,666	$12,843	$10,896
11/18	$10,590	$13,031	$10,835
12/18	$9,809	$12,113	$10,089
01/19	$10,324	$13,070	$10,638
02/19	$10,419	$13,419	$10,746
03/19	$10,381	$13,588	$10,727
04/19	$10,324	$14,047	$10,682
05/19	$10,038	$13,214	$10,322
06/19	$10,304	$14,079	$10,599
07/19	$10,227	$14,120	$10,528
08/19	$9,977	$13,785	$10,284
09/19	$10,111	$14,075	$10,405
10/19	$10,342	$14,460	$10,615
11/19	$10,073	$14,813	$10,343
12/19	$10,573	$15,335	$10,865
01/20	$9,785	$15,166	$10,065
02/20	$9,285	$13,941	$9,558
03/20	$8,247	$12,059	$8,334
04/20	$8,228	$13,351	$8,206
05/20	$8,497	$13,931	$8,562
06/20	$8,689	$14,376	$8,757
07/20	$9,242	$15,137	$9,257
08/20	$9,801	$16,063	$9,883
09/20	$9,509	$15,545	$9,552
10/20	$9,558	$15,167	$9,686
11/20	$9,898	$17,037	$10,027
12/20	$10,409	$17,828	$10,525
01/21	$10,676	$17,747	$10,802
02/21	$11,406	$18,158	$11,501
03/21	$11,187	$18,643	$11,254
04/21	$12,160	$19,458	$12,187
05/21	$12,598	$19,761	$12,519
06/21	$12,938	$20,021	$12,751
07/21	$13,206	$20,159	$12,985
08/21	$13,206	$20,664	$12,947
09/21	$13,935	$19,810	$13,591
10/21	$14,276	$20,821	$13,942
11/21	$13,254	$20,320	$12,923
12/21	$13,741	$21,133	$13,379
01/22	$14,860	$20,095	$14,553
02/22	$15,711	$19,576	$15,460
03/22	$17,243	$20,000	$16,797
04/22	$18,118	$18,399	$17,492
05/22	$18,580	$18,420	$17,759
06/22	$16,416	$16,868	$15,845
07/22	$17,059	$18,046	$16,521
08/22	$17,190	$17,381	$16,535
09/22	$15,692	$15,717	$15,195
10/22	$15,985	$16,666	$15,497
11/22	$16,701	$17,958	$15,922
12/22	$16,310	$17,252	$15,532
01/23	$16,343	$18,488	$15,456
02/23	$15,594	$17,958	$14,729
03/23	$15,562	$18,512	$14,699
04/23	$15,366	$18,778	$14,589
05/23	$14,422	$18,577	$13,766
06/23	$15,008	$19,656	$14,322
07/23	$16,096	$20,375	$15,219
08/23	$16,013	$19,806	$15,102
09/23	$15,807	$18,987	$14,997
10/23	$15,848	$18,416	$15,037
11/23	$15,601	$20,116	$14,698
12/23	$15,147	$21,082	$14,303
01/24	$15,229	$21,206	$14,360
02/24	$15,064	$22,116	$14,149
03/24	$15,807	$22,810	$14,617
04/24	$16,261	$22,057	$15,010
05/24	$16,426	$22,953	$15,273
06/24	$16,179	$23,464	$15,038
07/24	$15,622	$23,843	$14,432
08/24	$15,579	$24,448	$14,439
09/24	$16,307	$25,016	$15,140
10/24	$16,050	$24,455	$14,860
11/24	$16,093	$25,370	$14,920
12/24	$16,221	$24,769	$15,072
01/25	$16,906	$25,600	$15,668
02/25	$16,992	$25,446	$15,790
03/25	$17,634	$24,441	$16,411
04/25	$16,649	$24,669	$15,622
05/25	$16,606	$26,087	$15,532
06/25	$17,077	$27,258	$15,906
07/25	$17,067	$27,628	$15,833
08/25	$17,535	$28,310	$16,139
09/25	$17,862	$29,336	$16,486
10/25	$18,283	$29,992	$16,963
11/25	$18,704	$29,989	$17,506
12/25	$18,704	$30,302	$17,450
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.30	12.44	6.46
MSCI ACWI Index (Net)	22.34	11.19	11.72
Bloomberg Commodity Index Total Return	15.77	10.64	5.73

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$93,679,028
Total number of portfolio holdings	317
Management services fees (represents 0.63% of Fund average net assets)	$573,580
Portfolio turnover for the reporting period	92%

Columbia Variable Portfolio – Commodity Strategy Fund | Class 2 | ASR7001_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	28.3%
Energy	27.8%
Industrial Metals	16.1%
Livestock	8.6%
Precious Metals	29.9%

Asset Categories

Money Market Funds	40.7%
Corporate Bonds & Notes	24.0%
Asset-Backed Securities - Non-Agency	16.3%
Residential Mortgage-Backed Securities - Non-Agency	5.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.6%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | Class 2 | ASR7001_02_12_D01_(02/26) |

Columbia Variable Portfolio – Core Equity Fund

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$43	0.40%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Columbia Variable Portfolio – Core Equity Fund | ASR7003_00_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Core Equity Fund ($36,852)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,345	$9,504
02/16	$9,405	$9,491
03/16	$10,000	$10,135
04/16	$9,987	$10,174
05/16	$10,159	$10,357
06/16	$10,053	$10,384
07/16	$10,450	$10,766
08/16	$10,423	$10,782
09/16	$10,456	$10,784
10/16	$10,331	$10,587
11/16	$10,708	$10,979
12/16	$10,840	$11,196
01/17	$10,959	$11,408
02/17	$11,475	$11,861
03/17	$11,495	$11,875
04/17	$11,614	$11,997
05/17	$11,766	$12,166
06/17	$11,845	$12,242
07/17	$12,163	$12,494
08/17	$12,242	$12,532
09/17	$12,540	$12,790
10/17	$12,751	$13,089
11/17	$13,280	$13,490
12/17	$13,525	$13,640
01/18	$14,299	$14,421
02/18	$13,803	$13,890
03/18	$13,519	$13,537
04/18	$13,631	$13,589
05/18	$13,981	$13,916
06/18	$13,981	$14,002
07/18	$14,497	$14,523
08/18	$14,993	$14,996
09/18	$15,146	$15,081
10/18	$14,054	$14,050
11/18	$14,272	$14,337
12/18	$13,082	$13,042
01/19	$14,120	$14,087
02/19	$14,610	$14,540
03/19	$14,742	$14,822
04/19	$15,298	$15,422
05/19	$14,087	$14,442
06/19	$15,053	$15,460
07/19	$15,192	$15,682
08/19	$14,742	$15,434
09/19	$15,093	$15,723
10/19	$15,410	$16,063
11/19	$15,946	$16,646
12/19	$16,376	$17,149
01/20	$16,316	$17,142
02/20	$14,914	$15,731
03/20	$13,128	$13,788
04/20	$14,881	$15,555
05/20	$15,688	$16,296
06/20	$15,952	$16,620
07/20	$16,640	$17,558
08/20	$17,698	$18,820
09/20	$16,839	$18,105
10/20	$16,243	$17,623
11/20	$17,930	$19,552
12/20	$18,743	$20,304
01/21	$18,796	$20,099
02/21	$19,352	$20,653
03/21	$20,476	$21,558
04/21	$21,435	$22,708
05/21	$21,627	$22,867
06/21	$22,030	$23,401
07/21	$22,758	$23,956
08/21	$23,690	$24,685
09/21	$22,249	$23,537
10/21	$23,571	$25,186
11/21	$23,532	$25,011
12/21	$24,967	$26,132
01/22	$23,757	$24,780
02/22	$23,188	$24,038
03/22	$23,618	$24,931
04/22	$21,938	$22,757
05/22	$22,030	$22,798
06/22	$20,099	$20,916
07/22	$21,739	$22,845
08/22	$20,926	$21,913
09/22	$19,008	$19,895
10/22	$20,628	$21,506
11/22	$21,739	$22,708
12/22	$20,337	$21,399
01/23	$21,792	$22,744
02/23	$21,296	$22,189
03/23	$22,011	$23,004
04/23	$22,176	$23,363
05/23	$22,077	$23,464
06/23	$23,585	$25,015
07/23	$24,577	$25,818
08/23	$24,087	$25,407
09/23	$23,049	$24,196
10/23	$22,374	$23,687
11/23	$24,272	$25,850
12/23	$25,377	$27,025
01/24	$25,899	$27,479
02/24	$27,262	$28,946
03/24	$28,466	$29,878
04/24	$27,057	$28,657
05/24	$28,439	$30,078
06/24	$29,537	$31,157
07/24	$30,040	$31,537
08/24	$30,622	$32,302
09/24	$31,190	$32,992
10/24	$31,210	$32,692
11/24	$33,029	$34,611
12/24	$32,064	$33,786
01/25	$32,844	$34,727
02/25	$32,037	$34,274
03/25	$30,099	$32,343
04/25	$29,603	$32,124
05/25	$31,567	$34,146
06/25	$33,003	$35,882
07/25	$33,776	$36,687
08/25	$34,735	$37,431
09/25	$35,708	$38,797
10/25	$36,382	$39,706
11/25	$36,217	$39,803
12/25	$36,852	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Variable Portfolio – Core Equity Fund	14.93	14.48	13.93
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$224,720,582
Total number of portfolio holdings	80
Management services fees (represents 0.40% of Fund average net assets)	$862,831
Portfolio turnover for the reporting period	52%

Columbia Variable Portfolio – Core Equity Fund | ASR7003_00_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.1%
Financials	13.1%
Communication Services	10.8%
Consumer Discretionary	10.5%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Top Holdings

NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.5%
Bristol-Myers Squibb Co.	2.0%
Chevron Corp.	2.0%
Synchrony Financial	1.9%

Asset Categories

Common Stocks	99.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Core Equity Fund | ASR7003_00_12_D01_(02/26) |

Columbia Variable Portfolio – Corporate Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$49	0.47%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Columbia Variable Portfolio – Corporate Bond Fund | Class 1 | ASR7008_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Corporate Bond Fund Class 1 ($12,432)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,898	$10,138	$10,146	$10,064	$10,035
02/16	$10,045	$10,210	$10,244	$10,130	$10,117
03/16	$10,441	$10,303	$10,328	$10,330	$10,397
04/16	$10,667	$10,343	$10,346	$10,416	$10,539
05/16	$10,497	$10,345	$10,389	$10,437	$10,531
06/16	$10,644	$10,531	$10,587	$10,629	$10,768
07/16	$10,678	$10,598	$10,650	$10,785	$10,926
08/16	$10,690	$10,586	$10,645	$10,833	$10,947
09/16	$10,713	$10,580	$10,644	$10,813	$10,920
10/16	$10,469	$10,499	$10,541	$10,724	$10,831
11/16	$9,982	$10,250	$10,366	$10,504	$10,541
12/16	$9,900	$10,265	$10,395	$10,569	$10,611
01/17	$10,063	$10,285	$10,357	$10,583	$10,644
02/17	$10,156	$10,354	$10,446	$10,703	$10,766
03/17	$10,040	$10,349	$10,441	$10,696	$10,741
04/17	$10,132	$10,428	$10,512	$10,787	$10,856
05/17	$10,283	$10,509	$10,573	$10,881	$10,980
06/17	$10,272	$10,498	$10,543	$10,878	$11,014
07/17	$10,469	$10,543	$10,578	$10,951	$11,095
08/17	$10,527	$10,638	$10,674	$11,047	$11,181
09/17	$10,399	$10,587	$10,625	$11,016	$11,161
10/17	$10,295	$10,593	$10,670	$11,081	$11,206
11/17	$10,411	$10,580	$10,687	$11,079	$11,190
12/17	$10,481	$10,628	$10,710	$11,136	$11,292
01/18	$10,655	$10,506	$10,634	$11,058	$11,184
02/18	$10,504	$10,406	$10,610	$10,963	$11,003
03/18	$10,590	$10,473	$10,698	$10,998	$11,031
04/18	$10,323	$10,395	$10,658	$10,945	$10,928
05/18	$10,190	$10,469	$10,698	$10,983	$10,987
06/18	$10,118	$10,456	$10,718	$10,964	$10,923
07/18	$10,118	$10,459	$10,721	$11,025	$11,014
08/18	$10,081	$10,526	$10,754	$11,077	$11,068
09/18	$10,021	$10,458	$10,713	$11,045	$11,029
10/18	$9,863	$10,376	$10,692	$10,965	$10,868
11/18	$9,875	$10,438	$10,744	$10,952	$10,849
12/18	$9,936	$10,630	$10,899	$11,084	$11,009
01/19	$10,178	$10,742	$11,015	$11,282	$11,268
02/19	$10,275	$10,736	$11,028	$11,328	$11,292
03/19	$10,396	$10,942	$11,225	$11,565	$11,575
04/19	$10,493	$10,945	$11,232	$11,630	$11,638
05/19	$10,468	$11,139	$11,394	$11,762	$11,805
06/19	$10,686	$11,279	$11,553	$11,995	$12,094
07/19	$10,807	$11,304	$11,644	$12,102	$12,161
08/19	$10,844	$11,597	$11,908	$12,390	$12,544
09/19	$10,844	$11,535	$11,853	$12,326	$12,462
10/19	$10,880	$11,570	$11,833	$12,360	$12,538
11/19	$10,928	$11,564	$11,819	$12,374	$12,569
12/19	$11,025	$11,556	$11,795	$12,397	$12,610
01/20	$11,110	$11,778	$12,008	$12,651	$12,905
02/20	$11,037	$11,990	$12,155	$12,764	$13,078
03/20	$9,925	$11,920	$11,965	$11,993	$12,151
04/20	$10,259	$12,132	$12,159	$12,456	$12,788
05/20	$10,554	$12,188	$12,194	$12,618	$12,988
06/20	$10,746	$12,265	$12,254	$12,822	$13,243
07/20	$11,067	$12,448	$12,388	$13,131	$13,674
08/20	$11,092	$12,348	$12,299	$13,040	$13,485
09/20	$11,054	$12,341	$12,343	$13,040	$13,446
10/20	$11,131	$12,286	$12,344	$13,053	$13,422
11/20	$11,426	$12,406	$12,415	$13,296	$13,796
12/20	$11,554	$12,424	$12,453	$13,361	$13,856
01/21	$11,567	$12,334	$12,386	$13,267	$13,678
02/21	$11,554	$12,156	$12,193	$13,068	$13,443
03/21	$11,525	$12,005	$12,145	$12,949	$13,212
04/21	$11,605	$12,099	$12,177	$13,031	$13,358
05/21	$11,645	$12,139	$12,204	$13,089	$13,461
06/21	$11,726	$12,224	$12,264	$13,222	$13,681
07/21	$11,779	$12,361	$12,416	$13,381	$13,868
08/21	$11,806	$12,337	$12,391	$13,361	$13,826
09/21	$11,752	$12,231	$12,274	$13,230	$13,680
10/21	$11,699	$12,227	$12,242	$13,217	$13,714
11/21	$11,632	$12,263	$12,330	$13,249	$13,723
12/21	$11,712	$12,232	$12,280	$13,234	$13,712
01/22	$11,472	$11,968	$12,087	$12,907	$13,250
02/22	$11,205	$11,835	$11,926	$12,611	$12,985
03/22	$11,085	$11,506	$11,669	$12,315	$12,658
04/22	$10,643	$11,069	$11,355	$11,826	$11,966
05/22	$10,588	$11,141	$11,340	$11,841	$12,077
06/22	$10,187	$10,966	$11,168	$11,536	$11,739
07/22	$10,588	$11,234	$11,452	$11,901	$12,119
08/22	$10,339	$10,917	$11,153	$11,548	$11,764
09/22	$9,856	$10,445	$10,795	$11,044	$11,146
10/22	$9,815	$10,310	$10,758	$10,981	$11,030
11/22	$10,215	$10,689	$11,032	$11,437	$11,602
12/22	$10,132	$10,641	$10,902	$11,352	$11,551
01/23	$10,519	$10,968	$11,153	$11,713	$12,013
02/23	$10,298	$10,684	$10,975	$11,446	$11,631
03/23	$10,517	$10,956	$11,219	$11,691	$11,955
04/23	$10,589	$11,022	$11,276	$11,781	$12,047
05/23	$10,489	$10,902	$11,232	$11,685	$11,872
06/23	$10,546	$10,863	$11,225	$11,692	$11,921
07/23	$10,617	$10,856	$11,229	$11,758	$11,962
08/23	$10,532	$10,786	$11,215	$11,719	$11,869
09/23	$10,360	$10,512	$11,021	$11,503	$11,552
10/23	$10,246	$10,346	$10,943	$11,397	$11,336
11/23	$10,717	$10,815	$11,319	$11,894	$12,014
12/23	$11,145	$11,229	$11,681	$12,338	$12,535
01/24	$11,145	$11,198	$11,658	$12,323	$12,513
02/24	$11,045	$11,040	$11,578	$12,197	$12,325
03/24	$11,150	$11,142	$11,683	$12,344	$12,485
04/24	$10,958	$10,860	$11,495	$12,119	$12,167
05/24	$11,105	$11,044	$11,596	$12,280	$12,395
06/24	$11,209	$11,149	$11,697	$12,365	$12,474
07/24	$11,415	$11,409	$11,923	$12,626	$12,771
08/24	$11,578	$11,573	$12,053	$12,778	$12,972
09/24	$11,711	$11,728	$12,193	$12,965	$13,202
10/24	$11,519	$11,437	$12,028	$12,762	$12,881
11/24	$11,622	$11,558	$12,171	$12,928	$13,054
12/24	$11,519	$11,369	$12,078	$12,772	$12,801
01/25	$11,607	$11,430	$12,125	$12,843	$12,872
02/25	$11,785	$11,681	$12,271	$13,038	$13,134
03/25	$11,751	$11,685	$12,219	$12,976	$13,096
04/25	$11,878	$11,731	$12,340	$13,048	$13,092
05/25	$11,846	$11,647	$12,299	$13,066	$13,090
06/25	$12,068	$11,826	$12,417	$13,233	$13,335
07/25	$12,068	$11,795	$12,407	$13,272	$13,344
08/25	$12,179	$11,936	$12,475	$13,370	$13,479
09/25	$12,353	$12,067	$12,567	$13,514	$13,681
10/25	$12,400	$12,142	$12,666	$13,606	$13,734
11/25	$12,480	$12,217	$12,692	$13,656	$13,824
12/25	$12,432	$12,199	$12,665	$13,640	$13,796
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)Footnote Reference(b)	7.93	1.48	2.20
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 1, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Footnote(b)	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Columbia Variable Portfolio – Corporate Bond Fund | Class 1 | ASR7008_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Asset Categories

Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Corporate Bond Fund | Class 1 | ASR7008_01_12_D01_(02/26) |

Columbia Variable Portfolio – Corporate Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$79	0.76%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Columbia Variable Portfolio – Corporate Bond Fund | Class 2 | ASR7008_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Corporate Bond Fund Class 2 ($12,113)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,886	$10,138	$10,146	$10,064	$10,035
02/16	$10,034	$10,210	$10,244	$10,130	$10,117
03/16	$10,433	$10,303	$10,328	$10,330	$10,397
04/16	$10,649	$10,343	$10,346	$10,416	$10,539
05/16	$10,490	$10,345	$10,389	$10,437	$10,531
06/16	$10,626	$10,531	$10,587	$10,629	$10,768
07/16	$10,661	$10,598	$10,650	$10,785	$10,926
08/16	$10,673	$10,586	$10,645	$10,833	$10,947
09/16	$10,684	$10,580	$10,644	$10,813	$10,920
10/16	$10,439	$10,499	$10,541	$10,724	$10,831
11/16	$9,959	$10,250	$10,366	$10,504	$10,541
12/16	$9,865	$10,265	$10,395	$10,569	$10,611
01/17	$10,029	$10,285	$10,357	$10,583	$10,644
02/17	$10,123	$10,354	$10,446	$10,703	$10,766
03/17	$10,006	$10,349	$10,441	$10,696	$10,741
04/17	$10,087	$10,428	$10,512	$10,787	$10,856
05/17	$10,240	$10,509	$10,573	$10,881	$10,980
06/17	$10,228	$10,498	$10,543	$10,878	$11,014
07/17	$10,415	$10,543	$10,578	$10,951	$11,095
08/17	$10,485	$10,638	$10,674	$11,047	$11,181
09/17	$10,345	$10,587	$10,625	$11,016	$11,161
10/17	$10,240	$10,593	$10,670	$11,081	$11,206
11/17	$10,357	$10,580	$10,687	$11,079	$11,190
12/17	$10,427	$10,628	$10,710	$11,136	$11,292
01/18	$10,591	$10,506	$10,634	$11,058	$11,184
02/18	$10,439	$10,406	$10,610	$10,963	$11,003
03/18	$10,523	$10,473	$10,698	$10,998	$11,031
04/18	$10,255	$10,395	$10,658	$10,945	$10,928
05/18	$10,121	$10,469	$10,698	$10,983	$10,987
06/18	$10,048	$10,456	$10,718	$10,964	$10,923
07/18	$10,048	$10,459	$10,721	$11,025	$11,014
08/18	$9,999	$10,526	$10,754	$11,077	$11,068
09/18	$9,950	$10,458	$10,713	$11,045	$11,029
10/18	$9,792	$10,376	$10,692	$10,965	$10,868
11/18	$9,804	$10,438	$10,744	$10,952	$10,849
12/18	$9,853	$10,630	$10,899	$11,084	$11,009
01/19	$10,084	$10,742	$11,015	$11,282	$11,268
02/19	$10,194	$10,736	$11,028	$11,328	$11,292
03/19	$10,303	$10,942	$11,225	$11,565	$11,575
04/19	$10,401	$10,945	$11,232	$11,630	$11,638
05/19	$10,364	$11,139	$11,394	$11,762	$11,805
06/19	$10,584	$11,279	$11,553	$11,995	$12,094
07/19	$10,705	$11,304	$11,644	$12,102	$12,161
08/19	$10,730	$11,597	$11,908	$12,390	$12,544
09/19	$10,730	$11,535	$11,853	$12,326	$12,462
10/19	$10,766	$11,570	$11,833	$12,360	$12,538
11/19	$10,815	$11,564	$11,819	$12,374	$12,569
12/19	$10,912	$11,556	$11,795	$12,397	$12,610
01/20	$10,985	$11,778	$12,008	$12,651	$12,905
02/20	$10,912	$11,990	$12,155	$12,764	$13,078
03/20	$9,815	$11,920	$11,965	$11,993	$12,151
04/20	$10,138	$12,132	$12,159	$12,456	$12,788
05/20	$10,421	$12,188	$12,194	$12,618	$12,988
06/20	$10,627	$12,265	$12,254	$12,822	$13,243
07/20	$10,936	$12,448	$12,388	$13,131	$13,674
08/20	$10,949	$12,348	$12,299	$13,040	$13,485
09/20	$10,923	$12,341	$12,343	$13,040	$13,446
10/20	$10,988	$12,286	$12,344	$13,053	$13,422
11/20	$11,284	$12,406	$12,415	$13,296	$13,796
12/20	$11,413	$12,424	$12,453	$13,361	$13,856
01/21	$11,413	$12,334	$12,386	$13,267	$13,678
02/21	$11,387	$12,156	$12,193	$13,068	$13,443
03/21	$11,370	$12,005	$12,145	$12,949	$13,212
04/21	$11,437	$12,099	$12,177	$13,031	$13,358
05/21	$11,477	$12,139	$12,204	$13,089	$13,461
06/21	$11,557	$12,224	$12,264	$13,222	$13,681
07/21	$11,597	$12,361	$12,416	$13,381	$13,868
08/21	$11,624	$12,337	$12,391	$13,361	$13,826
09/21	$11,571	$12,231	$12,274	$13,230	$13,680
10/21	$11,517	$12,227	$12,242	$13,217	$13,714
11/21	$11,450	$12,263	$12,330	$13,249	$13,723
12/21	$11,530	$12,232	$12,280	$13,234	$13,712
01/22	$11,289	$11,968	$12,087	$12,907	$13,250
02/22	$11,022	$11,835	$11,926	$12,611	$12,985
03/22	$10,899	$11,506	$11,669	$12,315	$12,658
04/22	$10,470	$11,069	$11,355	$11,826	$11,966
05/22	$10,415	$11,141	$11,340	$11,841	$12,077
06/22	$10,015	$10,966	$11,168	$11,536	$11,739
07/22	$10,415	$11,234	$11,452	$11,901	$12,119
08/22	$10,167	$10,917	$11,153	$11,548	$11,764
09/22	$9,697	$10,445	$10,795	$11,044	$11,146
10/22	$9,642	$10,310	$10,758	$10,981	$11,030
11/22	$10,028	$10,689	$11,032	$11,437	$11,602
12/22	$9,959	$10,641	$10,902	$11,352	$11,551
01/23	$10,318	$10,968	$11,153	$11,713	$12,013
02/23	$10,111	$10,684	$10,975	$11,446	$11,631
03/23	$10,318	$10,956	$11,219	$11,691	$11,955
04/23	$10,389	$11,022	$11,276	$11,781	$12,047
05/23	$10,290	$10,902	$11,232	$11,685	$11,872
06/23	$10,332	$10,863	$11,225	$11,692	$11,921
07/23	$10,418	$10,856	$11,229	$11,758	$11,962
08/23	$10,332	$10,786	$11,215	$11,719	$11,869
09/23	$10,161	$10,512	$11,021	$11,503	$11,552
10/23	$10,047	$10,346	$10,943	$11,397	$11,336
11/23	$10,503	$10,815	$11,319	$11,894	$12,014
12/23	$10,902	$11,229	$11,681	$12,338	$12,535
01/24	$10,902	$11,198	$11,658	$12,323	$12,513
02/24	$10,817	$11,040	$11,578	$12,197	$12,325
03/24	$10,909	$11,142	$11,683	$12,344	$12,485
04/24	$10,718	$10,860	$11,495	$12,119	$12,167
05/24	$10,865	$11,044	$11,596	$12,280	$12,395
06/24	$10,968	$11,149	$11,697	$12,365	$12,474
07/24	$11,159	$11,409	$11,923	$12,626	$12,771
08/24	$11,321	$11,573	$12,053	$12,778	$12,972
09/24	$11,454	$11,728	$12,193	$12,965	$13,202
10/24	$11,262	$11,437	$12,028	$12,762	$12,881
11/24	$11,365	$11,558	$12,171	$12,928	$13,054
12/24	$11,262	$11,369	$12,078	$12,772	$12,801
01/25	$11,336	$11,430	$12,125	$12,843	$12,872
02/25	$11,513	$11,681	$12,271	$13,038	$13,134
03/25	$11,466	$11,685	$12,219	$12,976	$13,096
04/25	$11,592	$11,731	$12,340	$13,048	$13,092
05/25	$11,561	$11,647	$12,299	$13,066	$13,090
06/25	$11,781	$11,826	$12,417	$13,233	$13,335
07/25	$11,766	$11,795	$12,407	$13,272	$13,344
08/25	$11,876	$11,936	$12,475	$13,370	$13,479
09/25	$12,049	$12,067	$12,567	$13,514	$13,681
10/25	$12,081	$12,142	$12,666	$13,606	$13,734
11/25	$12,160	$12,217	$12,692	$13,656	$13,824
12/25	$12,113	$12,199	$12,665	$13,640	$13,796
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)Footnote Reference(b)	7.55	1.20	1.94
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 1, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Footnote(b)	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Columbia Variable Portfolio – Corporate Bond Fund | Class 2 | ASR7008_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Asset Categories

Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Corporate Bond Fund | Class 2 | ASR7008_02_12_D01_(02/26) |

Columbia Variable Portfolio – Corporate Bond Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$65	0.63%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Columbia Variable Portfolio – Corporate Bond Fund | Class 3 | ASR7008_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Corporate Bond Fund Class 3 ($12,255)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,887	$10,138	$10,146	$10,064	$10,035
02/16	$10,034	$10,210	$10,244	$10,130	$10,117
03/16	$10,430	$10,303	$10,328	$10,330	$10,397
04/16	$10,646	$10,343	$10,346	$10,416	$10,539
05/16	$10,487	$10,345	$10,389	$10,437	$10,531
06/16	$10,623	$10,531	$10,587	$10,629	$10,768
07/16	$10,668	$10,598	$10,650	$10,785	$10,926
08/16	$10,680	$10,586	$10,645	$10,833	$10,947
09/16	$10,692	$10,580	$10,644	$10,813	$10,920
10/16	$10,447	$10,499	$10,541	$10,724	$10,831
11/16	$9,959	$10,250	$10,366	$10,504	$10,541
12/16	$9,877	$10,265	$10,395	$10,569	$10,611
01/17	$10,040	$10,285	$10,357	$10,583	$10,644
02/17	$10,133	$10,354	$10,446	$10,703	$10,766
03/17	$10,017	$10,349	$10,441	$10,696	$10,741
04/17	$10,110	$10,428	$10,512	$10,787	$10,856
05/17	$10,261	$10,509	$10,573	$10,881	$10,980
06/17	$10,238	$10,498	$10,543	$10,878	$11,014
07/17	$10,436	$10,543	$10,578	$10,951	$11,095
08/17	$10,494	$10,638	$10,674	$11,047	$11,181
09/17	$10,366	$10,587	$10,625	$11,016	$11,161
10/17	$10,261	$10,593	$10,670	$11,081	$11,206
11/17	$10,378	$10,580	$10,687	$11,079	$11,190
12/17	$10,447	$10,628	$10,710	$11,136	$11,292
01/18	$10,622	$10,506	$10,634	$11,058	$11,184
02/18	$10,471	$10,406	$10,610	$10,963	$11,003
03/18	$10,544	$10,473	$10,698	$10,998	$11,031
04/18	$10,278	$10,395	$10,658	$10,945	$10,928
05/18	$10,156	$10,469	$10,698	$10,983	$10,987
06/18	$10,072	$10,456	$10,718	$10,964	$10,923
07/18	$10,072	$10,459	$10,721	$11,025	$11,014
08/18	$10,035	$10,526	$10,754	$11,077	$11,068
09/18	$9,975	$10,458	$10,713	$11,045	$11,029
10/18	$9,817	$10,376	$10,692	$10,965	$10,868
11/18	$9,829	$10,438	$10,744	$10,952	$10,849
12/18	$9,890	$10,630	$10,899	$11,084	$11,009
01/19	$10,120	$10,742	$11,015	$11,282	$11,268
02/19	$10,229	$10,736	$11,028	$11,328	$11,292
03/19	$10,350	$10,942	$11,225	$11,565	$11,575
04/19	$10,447	$10,945	$11,232	$11,630	$11,638
05/19	$10,411	$11,139	$11,394	$11,762	$11,805
06/19	$10,629	$11,279	$11,553	$11,995	$12,094
07/19	$10,750	$11,304	$11,644	$12,102	$12,161
08/19	$10,787	$11,597	$11,908	$12,390	$12,544
09/19	$10,775	$11,535	$11,853	$12,326	$12,462
10/19	$10,823	$11,570	$11,833	$12,360	$12,538
11/19	$10,859	$11,564	$11,819	$12,374	$12,569
12/19	$10,968	$11,556	$11,795	$12,397	$12,610
01/20	$11,041	$11,778	$12,008	$12,651	$12,905
02/20	$10,968	$11,990	$12,155	$12,764	$13,078
03/20	$9,865	$11,920	$11,965	$11,993	$12,151
04/20	$10,199	$12,132	$12,159	$12,456	$12,788
05/20	$10,481	$12,188	$12,194	$12,618	$12,988
06/20	$10,686	$12,265	$12,254	$12,822	$13,243
07/20	$10,994	$12,448	$12,388	$13,131	$13,674
08/20	$11,020	$12,348	$12,299	$13,040	$13,485
09/20	$10,981	$12,341	$12,343	$13,040	$13,446
10/20	$11,058	$12,286	$12,344	$13,053	$13,422
11/20	$11,341	$12,406	$12,415	$13,296	$13,796
12/20	$11,482	$12,424	$12,453	$13,361	$13,856
01/21	$11,482	$12,334	$12,386	$13,267	$13,678
02/21	$11,469	$12,156	$12,193	$13,068	$13,443
03/21	$11,439	$12,005	$12,145	$12,949	$13,212
04/21	$11,506	$12,099	$12,177	$13,031	$13,358
05/21	$11,546	$12,139	$12,204	$13,089	$13,461
06/21	$11,640	$12,224	$12,264	$13,222	$13,681
07/21	$11,680	$12,361	$12,416	$13,381	$13,868
08/21	$11,706	$12,337	$12,391	$13,361	$13,826
09/21	$11,653	$12,231	$12,274	$13,230	$13,680
10/21	$11,600	$12,227	$12,242	$13,217	$13,714
11/21	$11,533	$12,263	$12,330	$13,249	$13,723
12/21	$11,613	$12,232	$12,280	$13,234	$13,712
01/22	$11,373	$11,968	$12,087	$12,907	$13,250
02/22	$11,106	$11,835	$11,926	$12,611	$12,985
03/22	$10,984	$11,506	$11,669	$12,315	$12,658
04/22	$10,543	$11,069	$11,355	$11,826	$11,966
05/22	$10,501	$11,141	$11,340	$11,841	$12,077
06/22	$10,102	$10,966	$11,168	$11,536	$11,739
07/22	$10,501	$11,234	$11,452	$11,901	$12,119
08/22	$10,240	$10,917	$11,153	$11,548	$11,764
09/22	$9,771	$10,445	$10,795	$11,044	$11,146
10/22	$9,730	$10,310	$10,758	$10,981	$11,030
11/22	$10,116	$10,689	$11,032	$11,437	$11,602
12/22	$10,033	$10,641	$10,902	$11,352	$11,551
01/23	$10,419	$10,968	$11,153	$11,713	$12,013
02/23	$10,198	$10,684	$10,975	$11,446	$11,631
03/23	$10,405	$10,956	$11,219	$11,691	$11,955
04/23	$10,476	$11,022	$11,276	$11,781	$12,047
05/23	$10,376	$10,902	$11,232	$11,685	$11,872
06/23	$10,433	$10,863	$11,225	$11,692	$11,921
07/23	$10,504	$10,856	$11,229	$11,758	$11,962
08/23	$10,419	$10,786	$11,215	$11,719	$11,869
09/23	$10,248	$10,512	$11,021	$11,503	$11,552
10/23	$10,148	$10,346	$10,943	$11,397	$11,336
11/23	$10,604	$10,815	$11,319	$11,894	$12,014
12/23	$11,017	$11,229	$11,681	$12,338	$12,535
01/24	$11,017	$11,198	$11,658	$12,323	$12,513
02/24	$10,917	$11,040	$11,578	$12,197	$12,325
03/24	$11,022	$11,142	$11,683	$12,344	$12,485
04/24	$10,830	$10,860	$11,495	$12,119	$12,167
05/24	$10,978	$11,044	$11,596	$12,280	$12,395
06/24	$11,081	$11,149	$11,697	$12,365	$12,474
07/24	$11,287	$11,409	$11,923	$12,626	$12,771
08/24	$11,448	$11,573	$12,053	$12,778	$12,972
09/24	$11,581	$11,728	$12,193	$12,965	$13,202
10/24	$11,390	$11,437	$12,028	$12,762	$12,881
11/24	$11,493	$11,558	$12,171	$12,928	$13,054
12/24	$11,375	$11,369	$12,078	$12,772	$12,801
01/25	$11,463	$11,430	$12,125	$12,843	$12,872
02/25	$11,640	$11,681	$12,271	$13,038	$13,134
03/25	$11,593	$11,685	$12,219	$12,976	$13,096
04/25	$11,719	$11,731	$12,340	$13,048	$13,092
05/25	$11,703	$11,647	$12,299	$13,066	$13,090
06/25	$11,908	$11,826	$12,417	$13,233	$13,335
07/25	$11,908	$11,795	$12,407	$13,272	$13,344
08/25	$12,019	$11,936	$12,475	$13,370	$13,479
09/25	$12,192	$12,067	$12,567	$13,514	$13,681
10/25	$12,240	$12,142	$12,666	$13,606	$13,734
11/25	$12,303	$12,217	$12,692	$13,656	$13,824
12/25	$12,255	$12,199	$12,665	$13,640	$13,796
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)Footnote Reference(b)	7.74	1.31	2.05
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 1, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Footnote(b)	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Columbia Variable Portfolio – Corporate Bond Fund | Class 3 | ASR7008_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Asset Categories

Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Corporate Bond Fund | Class 3 | ASR7008_03_12_D01_(02/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.68%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Columbia Variable Portfolio – Disciplined Core Fund | Class 1 | ASR7004_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Disciplined Core Fund Class 1 ($35,775)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,345	$9,504
02/16	$9,400	$9,491
03/16	$9,992	$10,135
04/16	$9,975	$10,174
05/16	$10,146	$10,357
06/16	$10,039	$10,384
07/16	$10,431	$10,766
08/16	$10,401	$10,782
09/16	$10,428	$10,784
10/16	$10,307	$10,587
11/16	$10,677	$10,979
12/16	$10,807	$11,196
01/17	$10,923	$11,408
02/17	$11,437	$11,861
03/17	$11,453	$11,875
04/17	$11,564	$11,997
05/17	$11,716	$12,166
06/17	$11,793	$12,242
07/17	$12,100	$12,494
08/17	$12,177	$12,532
09/17	$12,470	$12,790
10/17	$12,680	$13,089
11/17	$13,200	$13,490
12/17	$13,440	$13,640
01/18	$14,208	$14,421
02/18	$13,716	$13,890
03/18	$13,435	$13,537
04/18	$13,545	$13,589
05/18	$13,893	$13,916
06/18	$13,888	$14,002
07/18	$14,393	$14,523
08/18	$14,885	$14,996
09/18	$15,032	$15,081
10/18	$13,949	$14,050
11/18	$14,142	$14,337
12/18	$12,957	$13,042
01/19	$13,985	$14,087
02/19	$14,460	$14,540
03/19	$14,587	$14,822
04/19	$15,137	$15,422
05/19	$13,932	$14,442
06/19	$14,885	$15,460
07/19	$15,015	$15,682
08/19	$14,570	$15,434
09/19	$14,907	$15,723
10/19	$15,222	$16,063
11/19	$15,753	$16,646
12/19	$16,167	$17,149
01/20	$16,104	$17,142
02/20	$14,720	$15,731
03/20	$12,951	$13,788
04/20	$14,670	$15,555
05/20	$15,466	$16,296
06/20	$15,723	$16,620
07/20	$16,397	$17,558
08/20	$17,433	$18,820
09/20	$16,585	$18,105
10/20	$15,993	$17,623
11/20	$17,651	$19,552
12/20	$18,450	$20,304
01/21	$18,497	$20,099
02/21	$19,033	$20,653
03/21	$20,138	$21,558
04/21	$21,078	$22,708
05/21	$21,260	$22,867
06/21	$21,650	$23,401
07/21	$22,354	$23,956
08/21	$23,269	$24,685
09/21	$21,846	$23,537
10/21	$23,139	$25,186
11/21	$23,089	$25,011
12/21	$24,490	$26,132
01/22	$23,302	$24,780
02/22	$22,741	$24,038
03/22	$23,156	$24,931
04/22	$21,503	$22,757
05/22	$21,592	$22,798
06/22	$19,699	$20,916
07/22	$21,296	$22,845
08/22	$20,497	$21,913
09/22	$18,616	$19,895
10/22	$20,193	$21,506
11/22	$21,279	$22,708
12/22	$19,906	$21,399
01/23	$21,324	$22,744
02/23	$20,826	$22,189
03/23	$21,517	$23,004
04/23	$21,674	$23,363
05/23	$21,567	$23,464
06/23	$23,039	$25,015
07/23	$24,004	$25,818
08/23	$23,526	$25,407
09/23	$22,503	$24,196
10/23	$21,840	$23,687
11/23	$23,689	$25,850
12/23	$24,755	$27,025
01/24	$25,258	$27,479
02/24	$26,587	$28,946
03/24	$27,756	$29,878
04/24	$26,375	$28,657
05/24	$27,723	$30,078
06/24	$28,784	$31,157
07/24	$29,265	$31,537
08/24	$29,823	$32,302
09/24	$30,376	$32,992
10/24	$30,387	$32,692
11/24	$32,158	$34,611
12/24	$31,207	$33,786
01/25	$31,965	$34,727
02/25	$31,166	$34,274
03/25	$29,276	$32,343
04/25	$28,787	$32,124
05/25	$30,696	$34,146
06/25	$32,081	$35,882
07/25	$32,821	$36,687
08/25	$33,744	$37,431
09/25	$34,692	$38,797
10/25	$35,336	$39,706
11/25	$35,167	$39,803
12/25	$35,775	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.63	14.16	13.59
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Columbia Variable Portfolio – Disciplined Core Fund | Class 1 | ASR7004_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 1 | ASR7004_01_12_D01_(02/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$100	0.93%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Columbia Variable Portfolio – Disciplined Core Fund | Class 2 | ASR7004_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Disciplined Core Fund Class 2 ($34,895)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,344	$9,504
02/16	$9,398	$9,491
03/16	$9,986	$10,135
04/16	$9,969	$10,174
05/16	$10,135	$10,357
06/16	$10,025	$10,384
07/16	$10,415	$10,766
08/16	$10,384	$10,782
09/16	$10,409	$10,784
10/16	$10,286	$10,587
11/16	$10,656	$10,979
12/16	$10,782	$11,196
01/17	$10,894	$11,408
02/17	$11,404	$11,861
03/17	$11,418	$11,875
04/17	$11,524	$11,997
05/17	$11,676	$12,166
06/17	$11,748	$12,242
07/17	$12,054	$12,494
08/17	$12,129	$12,532
09/17	$12,418	$12,790
10/17	$12,623	$13,089
11/17	$13,138	$13,490
12/17	$13,376	$13,640
01/18	$14,136	$14,421
02/18	$13,642	$13,890
03/18	$13,360	$13,537
04/18	$13,466	$13,589
05/18	$13,811	$13,916
06/18	$13,805	$14,002
07/18	$14,301	$14,523
08/18	$14,786	$14,996
09/18	$14,929	$15,081
10/18	$13,853	$14,050
11/18	$14,043	$14,337
12/18	$12,861	$13,042
01/19	$13,881	$14,087
02/19	$14,346	$14,540
03/19	$14,472	$14,822
04/19	$15,013	$15,422
05/19	$13,816	$14,442
06/19	$14,758	$15,460
07/19	$14,884	$15,682
08/19	$14,438	$15,434
09/19	$14,772	$15,723
10/19	$15,080	$16,063
11/19	$15,601	$16,646
12/19	$16,007	$17,149
01/20	$15,940	$17,142
02/20	$14,570	$15,731
03/20	$12,816	$13,788
04/20	$14,514	$15,555
05/20	$15,298	$16,296
06/20	$15,551	$16,620
07/20	$16,212	$17,558
08/20	$17,232	$18,820
09/20	$16,391	$18,105
10/20	$15,803	$17,623
11/20	$17,439	$19,552
12/20	$18,224	$20,304
01/21	$18,266	$20,099
02/21	$18,792	$20,653
03/21	$19,877	$21,558
04/21	$20,801	$22,708
05/21	$20,978	$22,867
06/21	$21,356	$23,401
07/21	$22,045	$23,956
08/21	$22,945	$24,685
09/21	$21,538	$23,537
10/21	$22,808	$25,186
11/21	$22,754	$25,011
12/21	$24,130	$26,132
01/22	$22,953	$24,780
02/22	$22,396	$24,038
03/22	$22,799	$24,931
04/22	$21,168	$22,757
05/22	$21,250	$22,798
06/22	$19,384	$20,916
07/22	$20,950	$22,845
08/22	$20,163	$21,913
09/22	$18,305	$19,895
10/22	$19,854	$21,506
11/22	$20,916	$22,708
12/22	$19,560	$21,399
01/23	$20,950	$22,744
02/23	$20,460	$22,189
03/23	$21,132	$23,004
04/23	$21,283	$23,363
05/23	$21,174	$23,464
06/23	$22,614	$25,015
07/23	$23,556	$25,818
08/23	$23,079	$25,407
09/23	$22,076	$24,196
10/23	$21,418	$23,687
11/23	$23,228	$25,850
12/23	$24,270	$27,025
01/24	$24,755	$27,479
02/24	$26,052	$28,946
03/24	$27,195	$29,878
04/24	$25,834	$28,657
05/24	$27,148	$30,078
06/24	$28,182	$31,157
07/24	$28,647	$31,537
08/24	$29,187	$32,302
09/24	$29,723	$32,992
10/24	$29,728	$32,692
11/24	$31,454	$34,611
12/24	$30,516	$33,786
01/25	$31,250	$34,727
02/25	$30,462	$34,274
03/25	$28,610	$32,343
04/25	$28,126	$32,124
05/25	$29,983	$34,146
06/25	$31,331	$35,882
07/25	$32,048	$36,687
08/25	$32,942	$37,431
09/25	$33,861	$38,797
10/25	$34,480	$39,706
11/25	$34,309	$39,803
12/25	$34,895	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.35	13.87	13.31
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Columbia Variable Portfolio – Disciplined Core Fund | Class 2 | ASR7004_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 2 | ASR7004_02_12_D01_(02/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.80%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Columbia Variable Portfolio – Disciplined Core Fund | Class 3 | ASR7004_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Disciplined Core Fund Class 3 ($35,328)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,343	$9,504
02/16	$9,399	$9,491
03/16	$9,989	$10,135
04/16	$9,972	$10,174
05/16	$10,139	$10,357
06/16	$10,031	$10,384
07/16	$10,423	$10,766
08/16	$10,393	$10,782
09/16	$10,420	$10,784
10/16	$10,295	$10,587
11/16	$10,665	$10,979
12/16	$10,793	$11,196
01/17	$10,908	$11,408
02/17	$11,420	$11,861
03/17	$11,434	$11,875
04/17	$11,542	$11,997
05/17	$11,695	$12,166
06/17	$11,771	$12,242
07/17	$12,077	$12,494
08/17	$12,152	$12,532
09/17	$12,444	$12,790
10/17	$12,650	$13,089
11/17	$13,168	$13,490
12/17	$13,408	$13,640
01/18	$14,170	$14,421
02/18	$13,680	$13,890
03/18	$13,396	$13,537
04/18	$13,505	$13,589
05/18	$13,850	$13,916
06/18	$13,845	$14,002
07/18	$14,346	$14,523
08/18	$14,836	$14,996
09/18	$14,980	$15,081
10/18	$13,900	$14,050
11/18	$14,092	$14,337
12/18	$12,906	$13,042
01/19	$13,931	$14,087
02/19	$14,401	$14,540
03/19	$14,529	$14,822
04/19	$15,072	$15,422
05/19	$13,872	$14,442
06/19	$14,822	$15,460
07/19	$14,950	$15,682
08/19	$14,504	$15,434
09/19	$14,839	$15,723
10/19	$15,150	$16,063
11/19	$15,674	$16,646
12/19	$16,086	$17,149
01/20	$16,022	$17,142
02/20	$14,644	$15,731
03/20	$12,884	$13,788
04/20	$14,591	$15,555
05/20	$15,381	$16,296
06/20	$15,635	$16,620
07/20	$16,303	$17,558
08/20	$17,333	$18,820
09/20	$16,487	$18,105
10/20	$15,899	$17,623
11/20	$17,545	$19,552
12/20	$18,335	$20,304
01/21	$18,380	$20,099
02/21	$18,911	$20,653
03/21	$20,006	$21,558
04/21	$20,938	$22,708
05/21	$21,116	$22,867
06/21	$21,501	$23,401
07/21	$22,199	$23,956
08/21	$23,104	$24,685
09/21	$21,690	$23,537
10/21	$22,970	$25,186
11/21	$22,920	$25,011
12/21	$24,307	$26,132
01/22	$23,126	$24,780
02/22	$22,567	$24,038
03/22	$22,973	$24,931
04/22	$21,333	$22,757
05/22	$21,417	$22,798
06/22	$19,538	$20,916
07/22	$21,122	$22,845
08/22	$20,328	$21,913
09/22	$18,458	$19,895
10/22	$20,022	$21,506
11/22	$21,097	$22,708
12/22	$19,733	$21,399
01/23	$21,136	$22,744
02/23	$20,643	$22,189
03/23	$21,322	$23,004
04/23	$21,478	$23,363
05/23	$21,370	$23,464
06/23	$22,826	$25,015
07/23	$23,778	$25,818
08/23	$23,302	$25,407
09/23	$22,288	$24,196
10/23	$21,626	$23,687
11/23	$23,458	$25,850
12/23	$24,510	$27,025
01/24	$25,003	$27,479
02/24	$26,317	$28,946
03/24	$27,472	$29,878
04/24	$26,102	$28,657
05/24	$27,433	$30,078
06/24	$28,480	$31,157
07/24	$28,953	$31,537
08/24	$29,502	$32,302
09/24	$30,044	$32,992
10/24	$30,056	$32,692
11/24	$31,801	$34,611
12/24	$30,857	$33,786
01/25	$31,604	$34,727
02/25	$30,810	$34,274
03/25	$28,939	$32,343
04/25	$28,452	$32,124
05/25	$30,337	$34,146
06/25	$31,701	$35,882
07/25	$32,430	$36,687
08/25	$33,338	$37,431
09/25	$34,273	$38,797
10/25	$34,905	$39,706
11/25	$34,733	$39,803
12/25	$35,328	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.49	14.02	13.45
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Columbia Variable Portfolio – Disciplined Core Fund | Class 3 | ASR7004_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 3 | ASR7004_03_12_D01_(02/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$72	0.67%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 1 | ASR7005_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Dividend Opportunity Fund Class 1 ($26,958)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,764	$9,462	$9,810	$9,483
02/16	$9,856	$9,459	$9,884	$9,481
03/16	$10,447	$10,117	$10,514	$10,164
04/16	$10,576	$10,172	$10,545	$10,377
05/16	$10,694	$10,351	$10,703	$10,539
06/16	$11,038	$10,374	$11,025	$10,630
07/16	$11,223	$10,769	$11,308	$10,938
08/16	$11,064	$10,783	$11,238	$11,023
09/16	$11,064	$10,792	$11,240	$11,000
10/16	$10,889	$10,582	$11,048	$10,829
11/16	$11,012	$10,999	$11,245	$11,448
12/16	$11,367	$11,205	$11,510	$11,734
01/17	$11,475	$11,431	$11,603	$11,818
02/17	$11,850	$11,873	$12,114	$12,242
03/17	$11,840	$11,881	$12,122	$12,118
04/17	$11,814	$12,006	$12,126	$12,095
05/17	$11,958	$12,160	$12,321	$12,083
06/17	$11,948	$12,244	$12,348	$12,281
07/17	$12,004	$12,487	$12,551	$12,444
08/17	$11,906	$12,526	$12,578	$12,299
09/17	$12,312	$12,793	$12,833	$12,663
10/17	$12,333	$13,086	$12,999	$12,755
11/17	$12,749	$13,485	$13,446	$13,146
12/17	$13,001	$13,636	$13,633	$13,337
01/18	$13,443	$14,384	$14,172	$13,853
02/18	$12,893	$13,856	$13,527	$13,192
03/18	$12,718	$13,541	$13,312	$12,960
04/18	$12,862	$13,587	$13,250	$13,002
05/18	$12,914	$13,934	$13,365	$13,080
06/18	$12,929	$14,024	$13,420	$13,112
07/18	$13,386	$14,508	$14,018	$13,631
08/18	$13,505	$15,008	$14,243	$13,832
09/18	$13,587	$15,065	$14,422	$13,860
10/18	$12,934	$13,999	$13,844	$13,142
11/18	$13,397	$14,284	$14,379	$13,534
12/18	$12,256	$12,983	$13,192	$12,235
01/19	$13,140	$14,071	$13,898	$13,187
02/19	$13,618	$14,548	$14,467	$13,608
03/19	$13,787	$14,801	$14,560	$13,695
04/19	$14,168	$15,399	$14,799	$14,181
05/19	$13,325	$14,417	$13,842	$13,269
06/19	$14,152	$15,430	$14,769	$14,221
07/19	$14,219	$15,669	$14,851	$14,339
08/19	$13,900	$15,382	$14,712	$13,918
09/19	$14,399	$15,649	$15,235	$14,414
10/19	$14,460	$15,980	$15,338	$14,616
11/19	$14,733	$16,584	$15,643	$15,068
12/19	$15,206	$17,063	$15,997	$15,482
01/20	$14,789	$17,082	$15,702	$15,149
02/20	$13,433	$15,686	$14,239	$13,682
03/20	$11,783	$13,613	$12,561	$11,344
04/20	$12,955	$15,412	$13,860	$12,619
05/20	$13,284	$16,225	$14,245	$13,051
06/20	$13,217	$16,584	$14,101	$12,965
07/20	$13,633	$17,555	$14,549	$13,477
08/20	$14,034	$18,843	$15,049	$14,035
09/20	$13,597	$18,155	$14,732	$13,690
10/20	$13,299	$17,717	$14,344	$13,510
11/20	$14,820	$19,803	$15,754	$15,327
12/20	$15,380	$20,640	$16,097	$15,915
01/21	$15,231	$20,470	$15,886	$15,769
02/21	$15,966	$21,064	$16,091	$16,722
03/21	$17,050	$21,861	$17,309	$17,706
04/21	$17,544	$23,037	$17,722	$18,414
05/21	$17,960	$23,147	$18,113	$18,844
06/21	$17,909	$23,727	$17,964	$18,628
07/21	$17,965	$24,220	$18,302	$18,777
08/21	$18,273	$24,921	$18,637	$19,150
09/21	$17,749	$23,776	$17,725	$18,483
10/21	$18,607	$25,426	$18,390	$19,422
11/21	$18,078	$25,085	$18,105	$18,737
12/21	$19,404	$26,101	$19,455	$19,919
01/22	$19,430	$24,629	$19,051	$19,455
02/22	$19,178	$23,953	$18,644	$19,229
03/22	$19,743	$24,762	$19,122	$19,772
04/22	$18,972	$22,554	$18,413	$18,657
05/22	$19,620	$22,520	$18,842	$19,020
06/22	$18,135	$20,634	$17,660	$17,358
07/22	$18,926	$22,556	$18,320	$18,509
08/22	$18,386	$21,690	$17,680	$17,957
09/22	$16,901	$19,683	$16,293	$16,383
10/22	$18,705	$21,261	$17,889	$18,063
11/22	$19,872	$22,412	$19,167	$19,191
12/22	$19,188	$21,108	$18,560	$18,418
01/23	$19,779	$22,524	$18,869	$19,372
02/23	$19,111	$21,988	$18,233	$18,689
03/23	$18,880	$22,683	$18,383	$18,603
04/23	$19,137	$22,964	$18,448	$18,883
05/23	$18,201	$23,071	$17,625	$18,155
06/23	$19,193	$24,629	$18,609	$19,361
07/23	$19,866	$25,476	$19,246	$20,042
08/23	$19,332	$25,031	$18,874	$19,501
09/23	$18,664	$23,854	$18,178	$18,748
10/23	$17,965	$23,278	$17,560	$18,087
11/23	$19,106	$25,452	$18,652	$19,451
12/23	$20,164	$26,708	$19,642	$20,529
01/24	$20,242	$27,081	$19,801	$20,550
02/24	$20,704	$28,543	$20,326	$21,308
03/24	$21,886	$29,458	$21,194	$22,373
04/24	$21,100	$28,205	$20,366	$21,418
05/24	$21,732	$29,533	$20,751	$22,097
06/24	$21,578	$30,510	$20,781	$21,889
07/24	$22,569	$30,954	$21,745	$23,008
08/24	$23,284	$31,688	$22,347	$23,625
09/24	$23,623	$32,366	$22,738	$23,953
10/24	$23,561	$32,139	$22,374	$23,689
11/24	$24,579	$34,209	$23,278	$25,202
12/24	$23,273	$33,255	$21,740	$23,478
01/25	$24,121	$34,313	$22,434	$24,565
02/25	$24,758	$33,713	$23,063	$24,665
03/25	$24,034	$31,762	$22,673	$23,980
04/25	$23,058	$31,573	$21,671	$23,249
05/25	$23,823	$33,589	$22,168	$24,065
06/25	$24,692	$35,290	$22,701	$24,888
07/25	$24,671	$36,074	$22,647	$25,031
08/25	$25,694	$36,833	$23,630	$25,829
09/25	$26,213	$38,110	$23,870	$26,215
10/25	$25,987	$38,932	$23,588	$26,330
11/25	$26,824	$39,027	$24,148	$27,030
12/25	$26,958	$39,030	$24,127	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	15.83	11.88	10.43
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 1 | ASR7005_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 1 | ASR7005_01_12_D01_(02/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$99	0.92%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 2 | ASR7005_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Dividend Opportunity Fund Class 2 ($26,301)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,760	$9,462	$9,810	$9,483
02/16	$9,854	$9,459	$9,884	$9,481
03/16	$10,443	$10,117	$10,514	$10,164
04/16	$10,569	$10,172	$10,545	$10,377
05/16	$10,683	$10,351	$10,703	$10,539
06/16	$11,028	$10,374	$11,025	$10,630
07/16	$11,205	$10,769	$11,308	$10,938
08/16	$11,049	$10,783	$11,238	$11,023
09/16	$11,043	$10,792	$11,240	$11,000
10/16	$10,866	$10,582	$11,048	$10,829
11/16	$10,991	$10,999	$11,245	$11,448
12/16	$11,341	$11,205	$11,510	$11,734
01/17	$11,445	$11,431	$11,603	$11,818
02/17	$11,821	$11,873	$12,114	$12,242
03/17	$11,805	$11,881	$12,122	$12,118
04/17	$11,774	$12,006	$12,126	$12,095
05/17	$11,914	$12,160	$12,321	$12,083
06/17	$11,904	$12,244	$12,348	$12,281
07/17	$11,961	$12,487	$12,551	$12,444
08/17	$11,862	$12,526	$12,578	$12,299
09/17	$12,259	$12,793	$12,833	$12,663
10/17	$12,280	$13,086	$12,999	$12,755
11/17	$12,692	$13,485	$13,446	$13,146
12/17	$12,942	$13,636	$13,633	$13,337
01/18	$13,375	$14,384	$14,172	$13,853
02/18	$12,822	$13,856	$13,527	$13,192
03/18	$12,650	$13,541	$13,312	$12,960
04/18	$12,791	$13,587	$13,250	$13,002
05/18	$12,838	$13,934	$13,365	$13,080
06/18	$12,848	$14,024	$13,420	$13,112
07/18	$13,302	$14,508	$14,018	$13,631
08/18	$13,417	$15,008	$14,243	$13,832
09/18	$13,495	$15,065	$14,422	$13,860
10/18	$12,848	$13,999	$13,844	$13,142
11/18	$13,302	$14,284	$14,379	$13,534
12/18	$12,165	$12,983	$13,192	$12,235
01/19	$13,041	$14,071	$13,898	$13,187
02/19	$13,511	$14,548	$14,467	$13,608
03/19	$13,678	$14,801	$14,560	$13,695
04/19	$14,048	$15,399	$14,799	$14,181
05/19	$13,213	$14,417	$13,842	$13,269
06/19	$14,032	$15,430	$14,769	$14,221
07/19	$14,095	$15,669	$14,851	$14,339
08/19	$13,777	$15,382	$14,712	$13,918
09/19	$14,267	$15,649	$15,235	$14,414
10/19	$14,324	$15,980	$15,338	$14,616
11/19	$14,596	$16,584	$15,643	$15,068
12/19	$15,055	$17,063	$15,997	$15,482
01/20	$14,637	$17,082	$15,702	$15,149
02/20	$13,297	$15,686	$14,239	$13,682
03/20	$11,659	$13,613	$12,561	$11,344
04/20	$12,817	$15,412	$13,860	$12,619
05/20	$13,140	$16,225	$14,245	$13,051
06/20	$13,072	$16,584	$14,101	$12,965
07/20	$13,485	$17,555	$14,549	$13,477
08/20	$13,871	$18,843	$15,049	$14,035
09/20	$13,438	$18,155	$14,732	$13,690
10/20	$13,140	$17,717	$14,344	$13,510
11/20	$14,643	$19,803	$15,754	$15,327
12/20	$15,190	$20,640	$16,097	$15,915
01/21	$15,039	$20,470	$15,886	$15,769
02/21	$15,764	$21,064	$16,091	$16,722
03/21	$16,834	$21,861	$17,309	$17,706
04/21	$17,313	$23,037	$17,722	$18,414
05/21	$17,720	$23,147	$18,113	$18,844
06/21	$17,668	$23,727	$17,964	$18,628
07/21	$17,720	$24,220	$18,302	$18,777
08/21	$18,018	$24,921	$18,637	$19,150
09/21	$17,496	$23,776	$17,725	$18,483
10/21	$18,341	$25,426	$18,390	$19,422
11/21	$17,819	$25,085	$18,105	$18,737
12/21	$19,124	$26,101	$19,455	$19,919
01/22	$19,139	$24,629	$19,051	$19,455
02/22	$18,894	$23,953	$18,644	$19,229
03/22	$19,442	$24,762	$19,122	$19,772
04/22	$18,680	$22,554	$18,413	$18,657
05/22	$19,317	$22,520	$18,842	$19,020
06/22	$17,846	$20,634	$17,660	$17,358
07/22	$18,623	$22,556	$18,320	$18,509
08/22	$18,086	$21,690	$17,680	$17,957
09/22	$16,620	$19,683	$16,293	$16,383
10/22	$18,393	$21,261	$17,889	$18,063
11/22	$19,536	$22,412	$19,167	$19,191
12/22	$18,858	$21,108	$18,560	$18,418
01/23	$19,437	$22,524	$18,869	$19,372
02/23	$18,779	$21,988	$18,233	$18,689
03/23	$18,545	$22,683	$18,383	$18,603
04/23	$18,795	$22,964	$18,448	$18,883
05/23	$17,872	$23,071	$17,625	$18,155
06/23	$18,842	$24,629	$18,609	$19,361
07/23	$19,499	$25,476	$19,246	$20,042
08/23	$18,972	$25,031	$18,874	$19,501
09/23	$18,310	$23,854	$18,178	$18,748
10/23	$17,621	$23,278	$17,560	$18,087
11/23	$18,738	$25,452	$18,652	$19,451
12/23	$19,770	$26,708	$19,642	$20,529
01/24	$19,843	$27,081	$19,801	$20,550
02/24	$20,292	$28,543	$20,326	$21,308
03/24	$21,445	$29,458	$21,194	$22,373
04/24	$20,668	$28,205	$20,366	$21,418
05/24	$21,288	$29,533	$20,751	$22,097
06/24	$21,132	$30,510	$20,781	$21,889
07/24	$22,097	$30,954	$21,745	$23,008
08/24	$22,791	$31,688	$22,347	$23,625
09/24	$23,119	$32,366	$22,738	$23,953
10/24	$23,052	$32,139	$22,374	$23,689
11/24	$24,043	$34,209	$23,278	$25,202
12/24	$22,760	$33,255	$21,740	$23,478
01/25	$23,584	$34,313	$22,434	$24,565
02/25	$24,204	$33,713	$23,063	$24,665
03/25	$23,495	$31,762	$22,673	$23,980
04/25	$22,530	$31,573	$21,671	$23,249
05/25	$23,276	$33,589	$22,168	$24,065
06/25	$24,121	$35,290	$22,701	$24,888
07/25	$24,095	$36,074	$22,647	$25,031
08/25	$25,091	$36,833	$23,630	$25,829
09/25	$25,592	$38,110	$23,870	$26,215
10/25	$25,363	$38,932	$23,588	$26,330
11/25	$26,176	$39,027	$24,148	$27,030
12/25	$26,301	$39,030	$24,127	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	15.56	11.60	10.15
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 2 | ASR7005_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 2 | ASR7005_02_12_D01_(02/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.80%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 3 | ASR7005_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Dividend Opportunity Fund Class 3 ($26,629)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,762	$9,462	$9,810	$9,483
02/16	$9,860	$9,459	$9,884	$9,481
03/16	$10,445	$10,117	$10,514	$10,164
04/16	$10,575	$10,172	$10,545	$10,377
05/16	$10,689	$10,351	$10,703	$10,539
06/16	$11,036	$10,374	$11,025	$10,630
07/16	$11,217	$10,769	$11,308	$10,938
08/16	$11,056	$10,783	$11,238	$11,023
09/16	$11,056	$10,792	$11,240	$11,000
10/16	$10,880	$10,582	$11,048	$10,829
11/16	$11,005	$10,999	$11,245	$11,448
12/16	$11,352	$11,205	$11,510	$11,734
01/17	$11,460	$11,431	$11,603	$11,818
02/17	$11,838	$11,873	$12,114	$12,242
03/17	$11,823	$11,881	$12,122	$12,118
04/17	$11,797	$12,006	$12,126	$12,095
05/17	$11,937	$12,160	$12,321	$12,083
06/17	$11,926	$12,244	$12,348	$12,281
07/17	$11,983	$12,487	$12,551	$12,444
08/17	$11,885	$12,526	$12,578	$12,299
09/17	$12,289	$12,793	$12,833	$12,663
10/17	$12,310	$13,086	$12,999	$12,755
11/17	$12,719	$13,485	$13,446	$13,146
12/17	$12,973	$13,636	$13,633	$13,337
01/18	$13,413	$14,384	$14,172	$13,853
02/18	$12,859	$13,856	$13,527	$13,192
03/18	$12,688	$13,541	$13,312	$12,960
04/18	$12,828	$13,587	$13,250	$13,002
05/18	$12,879	$13,934	$13,365	$13,080
06/18	$12,890	$14,024	$13,420	$13,112
07/18	$13,345	$14,508	$14,018	$13,631
08/18	$13,465	$15,008	$14,243	$13,832
09/18	$13,542	$15,065	$14,422	$13,860
10/18	$12,895	$13,999	$13,844	$13,142
11/18	$13,351	$14,284	$14,379	$13,534
12/18	$12,211	$12,983	$13,192	$12,235
01/19	$13,092	$14,071	$13,898	$13,187
02/19	$13,568	$14,548	$14,467	$13,608
03/19	$13,734	$14,801	$14,560	$13,695
04/19	$14,107	$15,399	$14,799	$14,181
05/19	$13,273	$14,417	$13,842	$13,269
06/19	$14,091	$15,430	$14,769	$14,221
07/19	$14,158	$15,669	$14,851	$14,339
08/19	$13,843	$15,382	$14,712	$13,918
09/19	$14,335	$15,649	$15,235	$14,414
10/19	$14,391	$15,980	$15,338	$14,616
11/19	$14,666	$16,584	$15,643	$15,068
12/19	$15,132	$17,063	$15,997	$15,482
01/20	$14,713	$17,082	$15,702	$15,149
02/20	$13,366	$15,686	$14,239	$13,682
03/20	$11,724	$13,613	$12,561	$11,344
04/20	$12,890	$15,412	$13,860	$12,619
05/20	$13,216	$16,225	$14,245	$13,051
06/20	$13,143	$16,584	$14,101	$12,965
07/20	$13,558	$17,555	$14,549	$13,477
08/20	$13,951	$18,843	$15,049	$14,035
09/20	$13,516	$18,155	$14,732	$13,690
10/20	$13,221	$17,717	$14,344	$13,510
11/20	$14,733	$19,803	$15,754	$15,327
12/20	$15,287	$20,640	$16,097	$15,915
01/21	$15,137	$20,470	$15,886	$15,769
02/21	$15,867	$21,064	$16,091	$16,722
03/21	$16,945	$21,861	$17,309	$17,706
04/21	$17,431	$23,037	$17,722	$18,414
05/21	$17,840	$23,147	$18,113	$18,844
06/21	$17,789	$23,727	$17,964	$18,628
07/21	$17,846	$24,220	$18,302	$18,777
08/21	$18,151	$24,921	$18,637	$19,150
09/21	$17,623	$23,776	$17,725	$18,483
10/21	$18,477	$25,426	$18,390	$19,422
11/21	$17,949	$25,085	$18,105	$18,737
12/21	$19,265	$26,101	$19,455	$19,919
01/22	$19,285	$24,629	$19,051	$19,455
02/22	$19,037	$23,953	$18,644	$19,229
03/22	$19,596	$24,762	$19,122	$19,772
04/22	$18,824	$22,554	$18,413	$18,657
05/22	$19,472	$22,520	$18,842	$19,020
06/22	$17,991	$20,634	$17,660	$17,358
07/22	$18,778	$22,556	$18,320	$18,509
08/22	$18,239	$21,690	$17,680	$17,957
09/22	$16,763	$19,683	$16,293	$16,383
10/22	$18,550	$21,261	$17,889	$18,063
11/22	$19,705	$22,412	$19,167	$19,191
12/22	$19,026	$21,108	$18,560	$18,418
01/23	$19,612	$22,524	$18,869	$19,372
02/23	$18,949	$21,988	$18,233	$18,689
03/23	$18,716	$22,683	$18,383	$18,603
04/23	$18,969	$22,964	$18,448	$18,883
05/23	$18,037	$23,071	$17,625	$18,155
06/23	$19,021	$24,629	$18,609	$19,361
07/23	$19,684	$25,476	$19,246	$20,042
08/23	$19,156	$25,031	$18,874	$19,501
09/23	$18,488	$23,854	$18,178	$18,748
10/23	$17,794	$23,278	$17,560	$18,087
11/23	$18,923	$25,452	$18,652	$19,451
12/23	$19,969	$26,708	$19,642	$20,529
01/24	$20,047	$27,081	$19,801	$20,550
02/24	$20,502	$28,543	$20,326	$21,308
03/24	$21,668	$29,458	$21,194	$22,373
04/24	$20,886	$28,205	$20,366	$21,418
05/24	$21,512	$29,533	$20,751	$22,097
06/24	$21,357	$30,510	$20,781	$21,889
07/24	$22,336	$30,954	$21,745	$23,008
08/24	$23,040	$31,688	$22,347	$23,625
09/24	$23,376	$32,366	$22,738	$23,953
10/24	$23,309	$32,139	$22,374	$23,689
11/24	$24,314	$34,209	$23,278	$25,202
12/24	$23,019	$33,255	$21,740	$23,478
01/25	$23,853	$34,313	$22,434	$24,565
02/25	$24,485	$33,713	$23,063	$24,665
03/25	$23,765	$31,762	$22,673	$23,980
04/25	$22,796	$31,573	$21,671	$23,249
05/25	$23,547	$33,589	$22,168	$24,065
06/25	$24,407	$35,290	$22,701	$24,888
07/25	$24,386	$36,074	$22,647	$25,031
08/25	$25,396	$36,833	$23,630	$25,829
09/25	$25,904	$38,110	$23,870	$26,215
10/25	$25,676	$38,932	$23,588	$26,330
11/25	$26,499	$39,027	$24,148	$27,030
12/25	$26,629	$39,030	$24,127	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	15.68	11.74	10.29
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 3 | ASR7005_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 3 | ASR7005_03_12_D01_(02/26) |

Columbia Variable Portfolio – Emerging Markets Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$78	0.73%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Overall, allocation effects were positive for the Fund’s relative performance. Most notably, allocations to China were positive, with additional positive effects from allocations to both Indonesia and Ecuador.

Selection | Overall, security selection contributed to the Fund’s relative performance. Selection within Mexico was most supportive of the Fund’s relative performance, with additional positive selection effects seen in both Ukraine and Kazakhstan debt.

Currency | Small local currency positions in select countries had a positive impact on the Fund’s relative performance.

Top Performance Detractors

Allocation | While overall portfolio returns were positive, certain positions partially offset positive allocation effects. Most notably, an allocation to Argentina was most negative for the Fund’s overall relative performance. Additionally, negative allocation effects were seen in Lebanon and Mexico debt positions.

Selection | While overall portfolio returns were positive, certain positions partially offset positive security selection. Most notably, positions in Brazil detracted from the Fund’s relative performance, as did additional allocations to Turkey and a portfolio position in cash during the period.

Trading | Trading effects had a negative impact on the Fund’s relative performance during the period.

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 1 | ASR7006_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 ($15,204)	JPMorgan Emerging Markets Bond Index - Global ($15,176)
12/15	$10,000	$10,000
01/16	$9,897	$9,980
02/16	$10,057	$10,182
03/16	$10,453	$10,522
04/16	$10,697	$10,723
05/16	$10,685	$10,691
06/16	$11,080	$11,090
07/16	$11,289	$11,262
08/16	$11,510	$11,465
09/16	$11,568	$11,504
10/16	$11,463	$11,335
11/16	$10,941	$10,863
12/16	$11,134	$11,019
01/17	$11,310	$11,178
02/17	$11,556	$11,410
03/17	$11,635	$11,449
04/17	$11,838	$11,636
05/17	$11,957	$11,732
06/17	$11,954	$11,702
07/17	$12,086	$11,779
08/17	$12,302	$11,983
09/17	$12,344	$11,981
10/17	$12,380	$12,003
11/17	$12,405	$11,971
12/17	$12,454	$12,046
01/18	$12,515	$12,023
02/18	$12,331	$11,787
03/18	$12,363	$11,831
04/18	$12,189	$11,658
05/18	$11,965	$11,532
06/18	$11,736	$11,416
07/18	$12,001	$11,651
08/18	$11,647	$11,427
09/18	$11,891	$11,629
10/18	$11,573	$11,370
11/18	$11,458	$11,325
12/18	$11,577	$11,491
01/19	$12,180	$11,998
02/19	$12,296	$12,073
03/19	$12,451	$12,249
04/19	$12,451	$12,263
05/19	$12,465	$12,333
06/19	$12,854	$12,709
07/19	$13,066	$12,855
08/19	$12,828	$12,926
09/19	$12,766	$12,879
10/19	$12,792	$12,927
11/19	$12,779	$12,906
12/19	$13,007	$13,148
01/20	$13,264	$13,377
02/20	$13,155	$13,268
03/20	$11,230	$11,602
04/20	$11,585	$11,857
05/20	$12,267	$12,537
06/20	$12,641	$12,902
07/20	$13,150	$13,379
08/20	$13,260	$13,419
09/20	$13,044	$13,197
10/20	$13,072	$13,181
11/20	$13,670	$13,675
12/20	$13,973	$13,921
01/21	$13,777	$13,752
02/21	$13,496	$13,399
03/21	$13,297	$13,260
04/21	$13,582	$13,514
05/21	$13,724	$13,660
06/21	$13,820	$13,782
07/21	$13,906	$13,856
08/21	$14,035	$13,983
09/21	$13,758	$13,708
10/21	$13,729	$13,717
11/21	$13,440	$13,518
12/21	$13,665	$13,710
01/22	$13,271	$13,314
02/22	$12,513	$12,581
03/22	$12,456	$12,441
04/22	$11,778	$11,759
05/22	$11,822	$11,781
06/22	$11,046	$11,129
07/22	$11,403	$11,485
08/22	$11,329	$11,351
09/22	$10,605	$10,661
10/22	$10,665	$10,670
11/22	$11,465	$11,411
12/22	$11,474	$11,455
01/23	$11,901	$11,811
02/23	$11,566	$11,550
03/23	$11,690	$11,712
04/23	$11,690	$11,771
05/23	$11,613	$11,666
06/23	$11,863	$11,891
07/23	$12,083	$12,082
08/23	$11,863	$11,914
09/23	$11,550	$11,579
10/23	$11,423	$11,411
11/23	$12,107	$12,072
12/23	$12,671	$12,652
01/24	$12,542	$12,503
02/24	$12,655	$12,589
03/24	$12,891	$12,828
04/24	$12,646	$12,571
05/24	$12,891	$12,800
06/24	$12,927	$12,884
07/24	$13,208	$13,119
08/24	$13,490	$13,425
09/24	$13,730	$13,666
10/24	$13,495	$13,421
11/24	$13,680	$13,580
12/24	$13,480	$13,377
01/25	$13,650	$13,541
02/25	$13,888	$13,764
03/25	$13,751	$13,691
04/25	$13,699	$13,679
05/25	$13,837	$13,796
06/25	$14,156	$14,110
07/25	$14,312	$14,276
08/25	$14,539	$14,494
09/25	$14,720	$14,729
10/25	$15,038	$15,053
11/25	$15,091	$15,098
12/25	$15,204	$15,176
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	12.78	1.70	4.28
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$400,763,618
Total number of portfolio holdings	167
Management services fees (represents 0.60% of Fund average net assets)	$2,358,560
Portfolio turnover for the reporting period	46%

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 1 | ASR7006_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Mexico Government International Bond 02/12/2034 3.500%	2.7%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.6%
Hungary Government International Bond 09/22/2032 6.250%	2.1%
Chile Government International Bond 01/05/2036 4.950%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.8%
DP World PLC 07/02/2037 6.850%	1.7%
Saudi Government International Bond 01/13/2035 5.625%	1.5%
Romanian Government International Bond 02/27/2027 3.000%	1.5%
Petroleos Mexicanos 01/28/2031 5.950%	1.5%

Asset Categories

Foreign Government Obligations	89.3%
Corporate Bonds & Notes	8.2%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 1 | ASR7006_01_12_D01_(02/26) |

Columbia Variable Portfolio – Emerging Markets Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$104	0.98%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Overall, allocation effects were positive for the Fund’s relative performance. Most notably, allocations to China were positive, with additional positive effects from allocations to both Indonesia and Ecuador.

Selection | Overall, security selection contributed to the Fund’s relative performance. Selection within Mexico was most supportive of the Fund’s relative performance, with additional positive selection effects seen in both Ukraine and Kazakhstan debt.

Currency | Small local currency positions in select countries had a positive impact on the Fund’s relative performance.

Top Performance Detractors

Allocation | While overall portfolio returns were positive, certain positions partially offset positive allocation effects. Most notably, an allocation to Argentina was most negative for the Fund’s overall relative performance. Additionally, negative allocation effects were seen in Lebanon and Mexico debt positions.

Selection | While overall portfolio returns were positive, certain positions partially offset positive security selection. Most notably, positions in Brazil detracted from the Fund’s relative performance, as did additional allocations to Turkey and a portfolio position in cash during the period.

Trading | Trading effects had a negative impact on the Fund’s relative performance during the period.

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 2 | ASR7006_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 ($14,848)	JPMorgan Emerging Markets Bond Index - Global ($15,176)
12/15	$10,000	$10,000
01/16	$9,897	$9,980
02/16	$10,057	$10,182
03/16	$10,447	$10,522
04/16	$10,691	$10,723
05/16	$10,679	$10,691
06/16	$11,074	$11,090
07/16	$11,284	$11,262
08/16	$11,493	$11,465
09/16	$11,551	$11,504
10/16	$11,446	$11,335
11/16	$10,923	$10,863
12/16	$11,108	$11,019
01/17	$11,283	$11,178
02/17	$11,529	$11,410
03/17	$11,601	$11,449
04/17	$11,803	$11,636
05/17	$11,910	$11,732
06/17	$11,924	$11,702
07/17	$12,043	$11,779
08/17	$12,259	$11,983
09/17	$12,292	$11,981
10/17	$12,328	$12,003
11/17	$12,353	$11,971
12/17	$12,406	$12,046
01/18	$12,455	$12,023
02/18	$12,272	$11,787
03/18	$12,296	$11,831
04/18	$12,123	$11,658
05/18	$11,887	$11,532
06/18	$11,664	$11,416
07/18	$11,928	$11,651
08/18	$11,575	$11,427
09/18	$11,824	$11,629
10/18	$11,494	$11,370
11/18	$11,380	$11,325
12/18	$11,490	$11,491
01/19	$12,091	$11,998
02/19	$12,205	$12,073
03/19	$12,365	$12,249
04/19	$12,352	$12,263
05/19	$12,365	$12,333
06/19	$12,745	$12,709
07/19	$12,955	$12,855
08/19	$12,718	$12,926
09/19	$12,648	$12,879
10/19	$12,675	$12,927
11/19	$12,661	$12,906
12/19	$12,879	$13,148
01/20	$13,134	$13,377
02/20	$13,026	$13,268
03/20	$11,110	$11,602
04/20	$11,475	$11,857
05/20	$12,137	$12,537
06/20	$12,500	$12,902
07/20	$13,004	$13,379
08/20	$13,113	$13,419
09/20	$12,891	$13,197
10/20	$12,918	$13,181
11/20	$13,496	$13,675
12/20	$13,802	$13,921
01/21	$13,608	$13,752
02/21	$13,331	$13,399
03/21	$13,125	$13,260
04/21	$13,406	$13,514
05/21	$13,547	$13,660
06/21	$13,633	$13,782
07/21	$13,718	$13,856
08/21	$13,831	$13,983
09/21	$13,564	$13,708
10/21	$13,535	$13,717
11/21	$13,249	$13,518
12/21	$13,463	$13,710
01/22	$13,075	$13,314
02/22	$12,327	$12,581
03/22	$12,262	$12,441
04/22	$11,594	$11,759
05/22	$11,638	$11,781
06/22	$10,880	$11,129
07/22	$11,232	$11,485
08/22	$11,144	$11,351
09/22	$10,424	$10,661
10/22	$10,483	$10,670
11/22	$11,270	$11,411
12/22	$11,288	$11,455
01/23	$11,693	$11,811
02/23	$11,363	$11,550
03/23	$11,478	$11,712
04/23	$11,494	$11,771
05/23	$11,402	$11,666
06/23	$11,656	$11,891
07/23	$11,857	$12,082
08/23	$11,641	$11,914
09/23	$11,342	$11,579
10/23	$11,201	$11,411
11/23	$11,873	$12,072
12/23	$12,419	$12,652
01/24	$12,292	$12,503
02/24	$12,403	$12,589
03/24	$12,643	$12,828
04/24	$12,403	$12,571
05/24	$12,627	$12,800
06/24	$12,671	$12,884
07/24	$12,931	$13,119
08/24	$13,207	$13,425
09/24	$13,450	$13,666
10/24	$13,203	$13,421
11/24	$13,384	$13,580
12/24	$13,181	$13,377
01/25	$13,347	$13,541
02/25	$13,579	$13,764
03/25	$13,454	$13,691
04/25	$13,387	$13,679
05/25	$13,521	$13,796
06/25	$13,824	$14,110
07/25	$13,978	$14,276
08/25	$14,199	$14,494
09/25	$14,384	$14,729
10/25	$14,695	$15,053
11/25	$14,730	$15,098
12/25	$14,848	$15,176
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.65	1.47	4.03
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$400,763,618
Total number of portfolio holdings	167
Management services fees (represents 0.60% of Fund average net assets)	$2,358,560
Portfolio turnover for the reporting period	46%

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 2 | ASR7006_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Mexico Government International Bond 02/12/2034 3.500%	2.7%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.6%
Hungary Government International Bond 09/22/2032 6.250%	2.1%
Chile Government International Bond 01/05/2036 4.950%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.8%
DP World PLC 07/02/2037 6.850%	1.7%
Saudi Government International Bond 01/13/2035 5.625%	1.5%
Romanian Government International Bond 02/27/2027 3.000%	1.5%
Petroleos Mexicanos 01/28/2031 5.950%	1.5%

Asset Categories

Foreign Government Obligations	89.3%
Corporate Bonds & Notes	8.2%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 2 | ASR7006_02_12_D01_(02/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.36%

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Columbia Variable Portfolio – Government Money Market Fund | Class 1 | ASR7009_30_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

Asset Categories

U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 1 | ASR7009_30_(02/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	0.61%

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Columbia Variable Portfolio – Government Money Market Fund | Class 2 | ASR7009_31_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

Asset Categories

U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 2 | ASR7009_31_(02/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$49	0.48%

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Columbia Variable Portfolio – Government Money Market Fund | Class 3 | ASR7009_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

Asset Categories

U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 3 | ASR7009_01_(02/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.64%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Columbia Variable Portfolio – High Yield Bond Fund | Class 1 | ASR7010_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – High Yield Bond Fund Class 1 ($17,543)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,923	$10,138	$9,842
02/16	$10,046	$10,210	$9,889
03/16	$10,294	$10,303	$10,323
04/16	$10,557	$10,343	$10,733
05/16	$10,557	$10,345	$10,804
06/16	$10,588	$10,531	$10,920
07/16	$10,821	$10,598	$11,197
08/16	$11,052	$10,586	$11,446
09/16	$11,101	$10,580	$11,521
10/16	$11,068	$10,499	$11,555
11/16	$11,019	$10,250	$11,509
12/16	$11,184	$10,265	$11,734
01/17	$11,299	$10,285	$11,892
02/17	$11,447	$10,354	$12,077
03/17	$11,414	$10,349	$12,052
04/17	$11,546	$10,428	$12,188
05/17	$11,645	$10,509	$12,298
06/17	$11,678	$10,498	$12,311
07/17	$11,827	$10,543	$12,454
08/17	$11,827	$10,638	$12,451
09/17	$11,896	$10,587	$12,563
10/17	$11,931	$10,593	$12,611
11/17	$11,896	$10,580	$12,576
12/17	$11,914	$10,628	$12,612
01/18	$11,948	$10,506	$12,693
02/18	$11,792	$10,406	$12,573
03/18	$11,705	$10,473	$12,494
04/18	$11,757	$10,395	$12,577
05/18	$11,705	$10,469	$12,575
06/18	$11,722	$10,456	$12,619
07/18	$11,879	$10,459	$12,761
08/18	$11,990	$10,526	$12,852
09/18	$12,064	$10,458	$12,927
10/18	$11,842	$10,376	$12,715
11/18	$11,750	$10,438	$12,602
12/18	$11,454	$10,630	$12,327
01/19	$12,027	$10,742	$12,893
02/19	$12,230	$10,736	$13,110
03/19	$12,341	$10,942	$13,239
04/19	$12,544	$10,945	$13,424
05/19	$12,415	$11,139	$13,253
06/19	$12,747	$11,279	$13,579
07/19	$12,827	$11,304	$13,648
08/19	$12,964	$11,597	$13,703
09/19	$13,028	$11,535	$13,746
10/19	$13,087	$11,570	$13,778
11/19	$13,166	$11,564	$13,815
12/19	$13,401	$11,556	$14,102
01/20	$13,381	$11,778	$14,103
02/20	$13,185	$11,990	$13,885
03/20	$11,753	$11,920	$12,258
04/20	$12,204	$12,132	$12,724
05/20	$12,832	$12,188	$13,302
06/20	$12,891	$12,265	$13,425
07/20	$13,546	$12,448	$14,062
08/20	$13,629	$12,348	$14,203
09/20	$13,463	$12,341	$14,056
10/20	$13,504	$12,286	$14,120
11/20	$14,024	$12,406	$14,681
12/20	$14,295	$12,424	$14,962
01/21	$14,295	$12,334	$15,010
02/21	$14,337	$12,156	$15,060
03/21	$14,357	$12,005	$15,084
04/21	$14,524	$12,099	$15,249
05/21	$14,545	$12,139	$15,291
06/21	$14,753	$12,224	$15,498
07/21	$14,788	$12,361	$15,555
08/21	$14,897	$12,337	$15,641
09/21	$14,875	$12,231	$15,645
10/21	$14,854	$12,227	$15,617
11/21	$14,700	$12,263	$15,455
12/21	$15,007	$12,232	$15,752
01/22	$14,569	$11,968	$15,320
02/22	$14,459	$11,835	$15,180
03/22	$14,350	$11,506	$15,042
04/22	$13,846	$11,069	$14,494
05/22	$13,890	$11,141	$14,537
06/22	$12,948	$10,966	$13,549
07/22	$13,774	$11,234	$14,366
08/22	$13,448	$10,917	$14,018
09/22	$12,912	$10,445	$13,457
10/22	$13,285	$10,310	$13,844
11/22	$13,541	$10,689	$14,110
12/22	$13,425	$10,641	$14,004
01/23	$13,891	$10,968	$14,547
02/23	$13,681	$10,684	$14,359
03/23	$13,891	$10,956	$14,518
04/23	$14,007	$11,022	$14,658
05/23	$13,867	$10,902	$14,517
06/23	$14,077	$10,863	$14,752
07/23	$14,248	$10,856	$14,963
08/23	$14,297	$10,786	$15,008
09/23	$14,100	$10,512	$14,830
10/23	$13,977	$10,346	$14,645
11/23	$14,568	$10,815	$15,316
12/23	$15,061	$11,229	$15,882
01/24	$15,037	$11,198	$15,883
02/24	$15,061	$11,040	$15,926
03/24	$15,209	$11,142	$16,114
04/24	$15,111	$10,860	$15,952
05/24	$15,308	$11,044	$16,128
06/24	$15,456	$11,149	$16,280
07/24	$15,704	$11,409	$16,597
08/24	$15,965	$11,573	$16,864
09/24	$16,148	$11,728	$17,137
10/24	$16,018	$11,437	$17,040
11/24	$16,201	$11,558	$17,234
12/24	$16,122	$11,369	$17,159
01/25	$16,332	$11,430	$17,397
02/25	$16,410	$11,681	$17,513
03/25	$16,279	$11,685	$17,325
04/25	$16,332	$11,731	$17,326
05/25	$16,620	$11,647	$17,618
06/25	$16,934	$11,826	$17,943
07/25	$16,986	$11,795	$18,013
08/25	$17,181	$11,936	$18,237
09/25	$17,292	$12,067	$18,375
10/25	$17,348	$12,142	$18,412
11/25	$17,431	$12,217	$18,507
12/25	$17,543	$12,199	$18,626
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	8.81	4.18	5.78
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Columbia Variable Portfolio – High Yield Bond Fund | Class 1 | ASR7010_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 1 | ASR7010_01_12_D01_(02/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$93	0.89%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Columbia Variable Portfolio – High Yield Bond Fund | Class 2 | ASR7010_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – High Yield Bond Fund Class 2 ($17,096)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,922	$10,138	$9,842
02/16	$10,031	$10,210	$9,889
03/16	$10,296	$10,303	$10,323
04/16	$10,546	$10,343	$10,733
05/16	$10,546	$10,345	$10,804
06/16	$10,577	$10,531	$10,920
07/16	$10,801	$10,598	$11,197
08/16	$11,033	$10,586	$11,446
09/16	$11,066	$10,580	$11,521
10/16	$11,049	$10,499	$11,555
11/16	$10,983	$10,250	$11,509
12/16	$11,165	$10,265	$11,734
01/17	$11,281	$10,285	$11,892
02/17	$11,414	$10,354	$12,077
03/17	$11,381	$10,349	$12,052
04/17	$11,513	$10,428	$12,188
05/17	$11,612	$10,509	$12,298
06/17	$11,646	$10,498	$12,311
07/17	$11,784	$10,543	$12,454
08/17	$11,784	$10,638	$12,451
09/17	$11,854	$10,587	$12,563
10/17	$11,889	$10,593	$12,611
11/17	$11,854	$10,580	$12,576
12/17	$11,854	$10,628	$12,612
01/18	$11,889	$10,506	$12,693
02/18	$11,732	$10,406	$12,573
03/18	$11,644	$10,473	$12,494
04/18	$11,697	$10,395	$12,577
05/18	$11,644	$10,469	$12,575
06/18	$11,644	$10,456	$12,619
07/18	$11,806	$10,459	$12,761
08/18	$11,917	$10,526	$12,852
09/18	$11,972	$10,458	$12,927
10/18	$11,769	$10,376	$12,715
11/18	$11,658	$10,438	$12,602
12/18	$11,380	$10,630	$12,327
01/19	$11,935	$10,742	$12,893
02/19	$12,139	$10,736	$13,110
03/19	$12,250	$10,942	$13,239
04/19	$12,435	$10,945	$13,424
05/19	$12,305	$11,139	$13,253
06/19	$12,620	$11,279	$13,579
07/19	$12,706	$11,304	$13,648
08/19	$12,823	$11,597	$13,703
09/19	$12,907	$11,535	$13,746
10/19	$12,966	$11,570	$13,778
11/19	$13,045	$11,564	$13,815
12/19	$13,260	$11,556	$14,102
01/20	$13,241	$11,778	$14,103
02/20	$13,045	$11,990	$13,885
03/20	$11,632	$11,920	$12,258
04/20	$12,064	$12,132	$12,724
05/20	$12,672	$12,188	$13,302
06/20	$12,731	$12,265	$13,425
07/20	$13,391	$12,448	$14,062
08/20	$13,453	$12,348	$14,203
09/20	$13,308	$12,341	$14,056
10/20	$13,349	$12,286	$14,120
11/20	$13,847	$12,406	$14,681
12/20	$14,097	$12,424	$14,962
01/21	$14,117	$12,334	$15,010
02/21	$14,159	$12,156	$15,060
03/21	$14,159	$12,005	$15,084
04/21	$14,325	$12,099	$15,249
05/21	$14,346	$12,139	$15,291
06/21	$14,553	$12,224	$15,498
07/21	$14,597	$12,361	$15,555
08/21	$14,684	$12,337	$15,641
09/21	$14,662	$12,231	$15,645
10/21	$14,640	$12,227	$15,617
11/21	$14,488	$12,263	$15,455
12/21	$14,771	$12,232	$15,752
01/22	$14,335	$11,968	$15,320
02/22	$14,248	$11,835	$15,180
03/22	$14,139	$11,506	$15,042
04/22	$13,615	$11,069	$14,494
05/22	$13,659	$11,141	$14,537
06/22	$12,742	$10,966	$13,549
07/22	$13,550	$11,234	$14,366
08/22	$13,225	$10,917	$14,018
09/22	$12,693	$10,445	$13,457
10/22	$13,063	$10,310	$13,844
11/22	$13,318	$10,689	$14,110
12/22	$13,179	$10,641	$14,004
01/23	$13,642	$10,968	$14,547
02/23	$13,434	$10,684	$14,359
03/23	$13,642	$10,956	$14,518
04/23	$13,758	$11,022	$14,658
05/23	$13,619	$10,902	$14,517
06/23	$13,804	$10,863	$14,752
07/23	$13,985	$10,856	$14,963
08/23	$14,010	$10,786	$15,008
09/23	$13,839	$10,512	$14,830
10/23	$13,692	$10,346	$14,645
11/23	$14,279	$10,815	$15,316
12/23	$14,743	$11,229	$15,882
01/24	$14,743	$11,198	$15,883
02/24	$14,743	$11,040	$15,926
03/24	$14,890	$11,142	$16,114
04/24	$14,792	$10,860	$15,952
05/24	$14,988	$11,044	$16,128
06/24	$15,110	$11,149	$16,280
07/24	$15,369	$11,409	$16,597
08/24	$15,602	$11,573	$16,864
09/24	$15,783	$11,728	$17,137
10/24	$15,680	$11,437	$17,040
11/24	$15,835	$11,558	$17,234
12/24	$15,757	$11,369	$17,159
01/25	$15,965	$11,430	$17,397
02/25	$16,042	$11,681	$17,513
03/25	$15,913	$11,685	$17,325
04/25	$15,939	$11,731	$17,326
05/25	$16,250	$11,647	$17,618
06/25	$16,535	$11,826	$17,943
07/25	$16,573	$11,795	$18,013
08/25	$16,766	$11,936	$18,237
09/25	$16,876	$12,067	$18,375
10/25	$16,903	$12,142	$18,412
11/25	$16,986	$12,217	$18,507
12/25	$17,096	$12,199	$18,626
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.49	3.93	5.51
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Columbia Variable Portfolio – High Yield Bond Fund | Class 2 | ASR7010_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 2 | ASR7010_02_12_D01_(02/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Columbia Variable Portfolio – High Yield Bond Fund | Class 3 | ASR7010_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – High Yield Bond Fund Class 3 ($17,292)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,907	$10,138	$9,842
02/16	$10,031	$10,210	$9,889
03/16	$10,295	$10,303	$10,323
04/16	$10,543	$10,343	$10,733
05/16	$10,543	$10,345	$10,804
06/16	$10,589	$10,531	$10,920
07/16	$10,810	$10,598	$11,197
08/16	$11,040	$10,586	$11,446
09/16	$11,073	$10,580	$11,521
10/16	$11,057	$10,499	$11,555
11/16	$10,991	$10,250	$11,509
12/16	$11,172	$10,265	$11,734
01/17	$11,288	$10,285	$11,892
02/17	$11,436	$10,354	$12,077
03/17	$11,403	$10,349	$12,052
04/17	$11,518	$10,428	$12,188
05/17	$11,634	$10,509	$12,298
06/17	$11,667	$10,498	$12,311
07/17	$11,801	$10,543	$12,454
08/17	$11,801	$10,638	$12,451
09/17	$11,871	$10,587	$12,563
10/17	$11,906	$10,593	$12,611
11/17	$11,871	$10,580	$12,576
12/17	$11,888	$10,628	$12,612
01/18	$11,923	$10,506	$12,693
02/18	$11,766	$10,406	$12,573
03/18	$11,662	$10,473	$12,494
04/18	$11,731	$10,395	$12,577
05/18	$11,662	$10,469	$12,575
06/18	$11,679	$10,456	$12,619
07/18	$11,837	$10,459	$12,761
08/18	$11,948	$10,526	$12,852
09/18	$12,021	$10,458	$12,927
10/18	$11,800	$10,376	$12,715
11/18	$11,708	$10,438	$12,602
12/18	$11,413	$10,630	$12,327
01/19	$11,984	$10,742	$12,893
02/19	$12,187	$10,736	$13,110
03/19	$12,298	$10,942	$13,239
04/19	$12,482	$10,945	$13,424
05/19	$12,335	$11,139	$13,253
06/19	$12,685	$11,279	$13,579
07/19	$12,768	$11,304	$13,648
08/19	$12,885	$11,597	$13,703
09/19	$12,969	$11,535	$13,746
10/19	$13,027	$11,570	$13,778
11/19	$13,086	$11,564	$13,815
12/19	$13,321	$11,556	$14,102
01/20	$13,301	$11,778	$14,103
02/20	$13,106	$11,990	$13,885
03/20	$11,678	$11,920	$12,258
04/20	$12,128	$12,132	$12,724
05/20	$12,734	$12,188	$13,302
06/20	$12,793	$12,265	$13,425
07/20	$13,468	$12,448	$14,062
08/20	$13,530	$12,348	$14,203
09/20	$13,364	$12,341	$14,056
10/20	$13,406	$12,286	$14,120
11/20	$13,924	$12,406	$14,681
12/20	$14,193	$12,424	$14,962
01/21	$14,193	$12,334	$15,010
02/21	$14,234	$12,156	$15,060
03/21	$14,255	$12,005	$15,084
04/21	$14,421	$12,099	$15,249
05/21	$14,421	$12,139	$15,291
06/21	$14,649	$12,224	$15,498
07/21	$14,687	$12,361	$15,555
08/21	$14,774	$12,337	$15,641
09/21	$14,752	$12,231	$15,645
10/21	$14,730	$12,227	$15,617
11/21	$14,578	$12,263	$15,455
12/21	$14,883	$12,232	$15,752
01/22	$14,447	$11,968	$15,320
02/22	$14,338	$11,835	$15,180
03/22	$14,229	$11,506	$15,042
04/22	$13,706	$11,069	$14,494
05/22	$13,772	$11,141	$14,537
06/22	$12,835	$10,966	$13,549
07/22	$13,660	$11,234	$14,366
08/22	$13,336	$10,917	$14,018
09/22	$12,804	$10,445	$13,457
10/22	$13,174	$10,310	$13,844
11/22	$13,429	$10,689	$14,110
12/22	$13,290	$10,641	$14,004
01/23	$13,753	$10,968	$14,547
02/23	$13,545	$10,684	$14,359
03/23	$13,753	$10,956	$14,518
04/23	$13,869	$11,022	$14,658
05/23	$13,730	$10,902	$14,517
06/23	$13,938	$10,863	$14,752
07/23	$14,113	$10,856	$14,963
08/23	$14,137	$10,786	$15,008
09/23	$13,966	$10,512	$14,830
10/23	$13,819	$10,346	$14,645
11/23	$14,406	$10,815	$15,316
12/23	$14,896	$11,229	$15,882
01/24	$14,871	$11,198	$15,883
02/24	$14,896	$11,040	$15,926
03/24	$15,042	$11,142	$16,114
04/24	$14,944	$10,860	$15,952
05/24	$15,116	$11,044	$16,128
06/24	$15,262	$11,149	$16,280
07/24	$15,541	$11,409	$16,597
08/24	$15,775	$11,573	$16,864
09/24	$15,956	$11,728	$17,137
10/24	$15,827	$11,437	$17,040
11/24	$16,008	$11,558	$17,234
12/24	$15,930	$11,369	$17,159
01/25	$16,138	$11,430	$17,397
02/25	$16,216	$11,681	$17,513
03/25	$16,060	$11,685	$17,325
04/25	$16,112	$11,731	$17,326
05/25	$16,423	$11,647	$17,618
06/25	$16,709	$11,826	$17,943
07/25	$16,768	$11,795	$18,013
08/25	$16,961	$11,936	$18,237
09/25	$17,071	$12,067	$18,375
10/25	$17,098	$12,142	$18,412
11/25	$17,209	$12,217	$18,507
12/25	$17,292	$12,199	$18,626
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	8.54	4.03	5.63
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Columbia Variable Portfolio – High Yield Bond Fund | Class 3 | ASR7010_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 3 | ASR7010_03_12_D01_(02/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.64%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Columbia Variable Portfolio – Income Opportunities Fund | Class 1 | ASR7011_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Income Opportunities Fund Class 1 ($16,958)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,901	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,273	$10,303	$10,316
04/16	$10,508	$10,343	$10,663
05/16	$10,508	$10,345	$10,698
06/16	$10,535	$10,531	$10,793
07/16	$10,770	$10,598	$11,057
08/16	$11,005	$10,586	$11,279
09/16	$11,034	$10,580	$11,332
10/16	$11,020	$10,499	$11,347
11/16	$10,932	$10,250	$11,287
12/16	$11,093	$10,265	$11,476
01/17	$11,225	$10,285	$11,607
02/17	$11,386	$10,354	$11,755
03/17	$11,342	$10,349	$11,738
04/17	$11,475	$10,428	$11,881
05/17	$11,563	$10,509	$11,978
06/17	$11,602	$10,498	$11,996
07/17	$11,742	$10,543	$12,123
08/17	$11,727	$10,638	$12,135
09/17	$11,805	$10,587	$12,229
10/17	$11,852	$10,593	$12,284
11/17	$11,805	$10,580	$12,252
12/17	$11,820	$10,628	$12,276
01/18	$11,836	$10,506	$12,329
02/18	$11,680	$10,406	$12,208
03/18	$11,586	$10,473	$12,140
04/18	$11,648	$10,395	$12,207
05/18	$11,586	$10,469	$12,192
06/18	$11,607	$10,456	$12,219
07/18	$11,755	$10,459	$12,350
08/18	$11,887	$10,526	$12,447
09/18	$11,937	$10,458	$12,510
10/18	$11,739	$10,376	$12,326
11/18	$11,657	$10,438	$12,259
12/18	$11,377	$10,630	$12,026
01/19	$11,937	$10,742	$12,559
02/19	$12,118	$10,736	$12,766
03/19	$12,233	$10,942	$12,909
04/19	$12,414	$10,945	$13,074
05/19	$12,282	$11,139	$12,937
06/19	$12,623	$11,279	$13,272
07/19	$12,693	$11,304	$13,350
08/19	$12,831	$11,597	$13,447
09/19	$12,903	$11,535	$13,494
10/19	$12,955	$11,570	$13,538
11/19	$13,042	$11,564	$13,620
12/19	$13,250	$11,556	$13,840
01/20	$13,233	$11,778	$13,850
02/20	$13,042	$11,990	$13,651
03/20	$11,655	$11,920	$12,198
04/20	$12,123	$12,132	$12,708
05/20	$12,678	$12,188	$13,264
06/20	$12,713	$12,265	$13,347
07/20	$13,358	$12,448	$13,990
08/20	$13,431	$12,348	$14,098
09/20	$13,267	$12,341	$13,926
10/20	$13,322	$12,286	$13,990
11/20	$13,795	$12,406	$14,483
12/20	$14,032	$12,424	$14,715
01/21	$14,013	$12,334	$14,729
02/21	$14,050	$12,156	$14,751
03/21	$14,050	$12,005	$14,756
04/21	$14,195	$12,099	$14,911
05/21	$14,214	$12,139	$14,945
06/21	$14,414	$12,224	$15,135
07/21	$14,462	$12,361	$15,202
08/21	$14,542	$12,337	$15,283
09/21	$14,542	$12,231	$15,277
10/21	$14,502	$12,227	$15,251
11/21	$14,362	$12,263	$15,100
12/21	$14,663	$12,232	$15,388
01/22	$14,222	$11,968	$14,951
02/22	$14,122	$11,835	$14,816
03/22	$14,022	$11,506	$14,683
04/22	$13,522	$11,069	$14,158
05/22	$13,622	$11,141	$14,252
06/22	$12,722	$10,966	$13,289
07/22	$13,524	$11,234	$14,109
08/22	$13,217	$10,917	$13,722
09/22	$12,711	$10,445	$13,189
10/22	$13,063	$10,310	$13,583
11/22	$13,304	$10,689	$13,863
12/22	$13,195	$10,641	$13,758
01/23	$13,634	$10,968	$14,254
02/23	$13,414	$10,684	$14,045
03/23	$13,634	$10,956	$14,246
04/23	$13,744	$11,022	$14,368
05/23	$13,612	$10,902	$14,226
06/23	$13,788	$10,863	$14,424
07/23	$13,955	$10,856	$14,611
08/23	$14,001	$10,786	$14,640
09/23	$13,816	$10,512	$14,456
10/23	$13,700	$10,346	$14,316
11/23	$14,279	$10,815	$14,973
12/23	$14,720	$11,229	$15,485
01/24	$14,720	$11,198	$15,496
02/24	$14,720	$11,040	$15,504
03/24	$14,882	$11,142	$15,686
04/24	$14,789	$10,860	$15,542
05/24	$14,952	$11,044	$15,716
06/24	$15,114	$11,149	$15,876
07/24	$15,344	$11,409	$16,141
08/24	$15,564	$11,573	$16,389
09/24	$15,712	$11,728	$16,573
10/24	$15,589	$11,437	$16,453
11/24	$15,736	$11,558	$16,630
12/24	$15,589	$11,369	$16,543
01/25	$15,810	$11,430	$16,765
02/25	$15,908	$11,681	$16,878
03/25	$15,761	$11,685	$16,734
04/25	$15,835	$11,731	$16,746
05/25	$16,105	$11,647	$16,997
06/25	$16,399	$11,826	$17,314
07/25	$16,432	$11,795	$17,360
08/25	$16,633	$11,936	$17,566
09/25	$16,733	$12,067	$17,705
10/25	$16,758	$12,142	$17,753
11/25	$16,858	$12,217	$17,869
12/25	$16,958	$12,199	$17,980
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	8.78	3.86	5.42
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Columbia Variable Portfolio – Income Opportunities Fund | Class 1 | ASR7011_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 1 | ASR7011_01_12_D01_(02/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$93	0.89%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Columbia Variable Portfolio – Income Opportunities Fund | Class 2 | ASR7011_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Income Opportunities Fund Class 2 ($16,561)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,900	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,274	$10,303	$10,316
04/16	$10,511	$10,343	$10,663
05/16	$10,511	$10,345	$10,698
06/16	$10,535	$10,531	$10,793
07/16	$10,771	$10,598	$11,057
08/16	$10,992	$10,586	$11,279
09/16	$11,021	$10,580	$11,332
10/16	$11,007	$10,499	$11,347
11/16	$10,918	$10,250	$11,287
12/16	$11,080	$10,265	$11,476
01/17	$11,213	$10,285	$11,607
02/17	$11,360	$10,354	$11,755
03/17	$11,316	$10,349	$11,738
04/17	$11,449	$10,428	$11,881
05/17	$11,537	$10,509	$11,978
06/17	$11,579	$10,498	$11,996
07/17	$11,704	$10,543	$12,123
08/17	$11,704	$10,638	$12,135
09/17	$11,767	$10,587	$12,229
10/17	$11,814	$10,593	$12,284
11/17	$11,767	$10,580	$12,252
12/17	$11,767	$10,628	$12,276
01/18	$11,798	$10,506	$12,329
02/18	$11,642	$10,406	$12,208
03/18	$11,532	$10,473	$12,140
04/18	$11,595	$10,395	$12,207
05/18	$11,532	$10,469	$12,192
06/18	$11,538	$10,456	$12,219
07/18	$11,703	$10,459	$12,350
08/18	$11,818	$10,526	$12,447
09/18	$11,867	$10,458	$12,510
10/18	$11,670	$10,376	$12,326
11/18	$11,587	$10,438	$12,259
12/18	$11,308	$10,630	$12,026
01/19	$11,851	$10,742	$12,559
02/19	$12,032	$10,736	$12,766
03/19	$12,147	$10,942	$12,909
04/19	$12,328	$10,945	$13,074
05/19	$12,196	$11,139	$12,937
06/19	$12,523	$11,279	$13,272
07/19	$12,592	$11,304	$13,350
08/19	$12,730	$11,597	$13,447
09/19	$12,785	$11,535	$13,494
10/19	$12,837	$11,570	$13,538
11/19	$12,923	$11,564	$13,620
12/19	$13,131	$11,556	$13,840
01/20	$13,114	$11,778	$13,850
02/20	$12,923	$11,990	$13,651
03/20	$11,539	$11,920	$12,198
04/20	$12,006	$12,132	$12,708
05/20	$12,560	$12,188	$13,264
06/20	$12,577	$12,265	$13,347
07/20	$13,224	$12,448	$13,990
08/20	$13,278	$12,348	$14,098
09/20	$13,115	$12,341	$13,926
10/20	$13,169	$12,286	$13,990
11/20	$13,640	$12,406	$14,483
12/20	$13,876	$12,424	$14,715
01/21	$13,858	$12,334	$14,729
02/21	$13,876	$12,156	$14,751
03/21	$13,858	$12,005	$14,756
04/21	$14,021	$12,099	$14,911
05/21	$14,039	$12,139	$14,945
06/21	$14,220	$12,224	$15,135
07/21	$14,271	$12,361	$15,202
08/21	$14,351	$12,337	$15,283
09/21	$14,331	$12,231	$15,277
10/21	$14,311	$12,227	$15,251
11/21	$14,172	$12,263	$15,100
12/21	$14,450	$12,232	$15,388
01/22	$14,033	$11,968	$14,951
02/22	$13,914	$11,835	$14,816
03/22	$13,814	$11,506	$14,683
04/22	$13,317	$11,069	$14,158
05/22	$13,397	$11,141	$14,252
06/22	$12,522	$10,966	$13,289
07/22	$13,301	$11,234	$14,109
08/22	$12,996	$10,917	$13,722
09/22	$12,494	$10,445	$13,189
10/22	$12,843	$10,310	$13,583
11/22	$13,083	$10,689	$13,863
12/22	$12,974	$10,641	$13,758
01/23	$13,388	$10,968	$14,254
02/23	$13,170	$10,684	$14,045
03/23	$13,410	$10,956	$14,246
04/23	$13,497	$11,022	$14,368
05/23	$13,366	$10,902	$14,226
06/23	$13,541	$10,863	$14,424
07/23	$13,714	$10,856	$14,611
08/23	$13,737	$10,786	$14,640
09/23	$13,554	$10,512	$14,456
10/23	$13,439	$10,346	$14,316
11/23	$13,989	$10,815	$14,973
12/23	$14,448	$11,229	$15,485
01/24	$14,425	$11,198	$15,496
02/24	$14,448	$11,040	$15,504
03/24	$14,586	$11,142	$15,686
04/24	$14,494	$10,860	$15,542
05/24	$14,654	$11,044	$15,716
06/24	$14,792	$11,149	$15,876
07/24	$15,031	$11,409	$16,141
08/24	$15,249	$11,573	$16,389
09/24	$15,370	$11,728	$16,573
10/24	$15,249	$11,437	$16,453
11/24	$15,395	$11,558	$16,630
12/24	$15,273	$11,369	$16,543
01/25	$15,467	$11,430	$16,765
02/25	$15,564	$11,681	$16,878
03/25	$15,419	$11,685	$16,734
04/25	$15,492	$11,731	$16,746
05/25	$15,758	$11,647	$16,997
06/25	$16,025	$11,826	$17,314
07/25	$16,067	$11,795	$17,360
08/25	$16,240	$11,936	$17,566
09/25	$16,339	$12,067	$17,705
10/25	$16,388	$12,142	$17,753
11/25	$16,462	$12,217	$17,869
12/25	$16,561	$12,199	$17,980
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.43	3.60	5.17
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Columbia Variable Portfolio – Income Opportunities Fund | Class 2 | ASR7011_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 2 | ASR7011_02_12_D01_(02/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Columbia Variable Portfolio – Income Opportunities Fund | Class 3 | ASR7011_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Income Opportunities Fund Class 3 ($16,760)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,901	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,272	$10,303	$10,316
04/16	$10,506	$10,343	$10,663
05/16	$10,506	$10,345	$10,698
06/16	$10,532	$10,531	$10,793
07/16	$10,765	$10,598	$11,057
08/16	$10,998	$10,586	$11,279
09/16	$11,028	$10,580	$11,332
10/16	$11,013	$10,499	$11,347
11/16	$10,925	$10,250	$11,287
12/16	$11,086	$10,265	$11,476
01/17	$11,217	$10,285	$11,607
02/17	$11,363	$10,354	$11,755
03/17	$11,319	$10,349	$11,738
04/17	$11,451	$10,428	$11,881
05/17	$11,553	$10,509	$11,978
06/17	$11,577	$10,498	$11,996
07/17	$11,716	$10,543	$12,123
08/17	$11,716	$10,638	$12,135
09/17	$11,794	$10,587	$12,229
10/17	$11,825	$10,593	$12,284
11/17	$11,778	$10,580	$12,252
12/17	$11,794	$10,628	$12,276
01/18	$11,809	$10,506	$12,329
02/18	$11,654	$10,406	$12,208
03/18	$11,561	$10,473	$12,140
04/18	$11,623	$10,395	$12,207
05/18	$11,561	$10,469	$12,192
06/18	$11,567	$10,456	$12,219
07/18	$11,730	$10,459	$12,350
08/18	$11,844	$10,526	$12,447
09/18	$11,893	$10,458	$12,510
10/18	$11,698	$10,376	$12,326
11/18	$11,616	$10,438	$12,259
12/18	$11,339	$10,630	$12,026
01/19	$11,893	$10,742	$12,559
02/19	$12,073	$10,736	$12,766
03/19	$12,187	$10,942	$12,909
04/19	$12,367	$10,945	$13,074
05/19	$12,236	$11,139	$12,937
06/19	$12,576	$11,279	$13,272
07/19	$12,645	$11,304	$13,350
08/19	$12,765	$11,597	$13,447
09/19	$12,836	$11,535	$13,494
10/19	$12,887	$11,570	$13,538
11/19	$12,973	$11,564	$13,620
12/19	$13,179	$11,556	$13,840
01/20	$13,162	$11,778	$13,850
02/20	$12,973	$11,990	$13,651
03/20	$11,600	$11,920	$12,198
04/20	$12,046	$12,132	$12,708
05/20	$12,613	$12,188	$13,264
06/20	$12,647	$12,265	$13,347
07/20	$13,288	$12,448	$13,990
08/20	$13,360	$12,348	$14,098
09/20	$13,180	$12,341	$13,926
10/20	$13,252	$12,286	$13,990
11/20	$13,701	$12,406	$14,483
12/20	$13,935	$12,424	$14,715
01/21	$13,935	$12,334	$14,729
02/21	$13,953	$12,156	$14,751
03/21	$13,953	$12,005	$14,756
04/21	$14,097	$12,099	$14,911
05/21	$14,115	$12,139	$14,945
06/21	$14,313	$12,224	$15,135
07/21	$14,362	$12,361	$15,202
08/21	$14,440	$12,337	$15,283
09/21	$14,440	$12,231	$15,277
10/21	$14,401	$12,227	$15,251
11/21	$14,263	$12,263	$15,100
12/21	$14,559	$12,232	$15,388
01/22	$14,125	$11,968	$14,951
02/22	$14,026	$11,835	$14,816
03/22	$13,908	$11,506	$14,683
04/22	$13,415	$11,069	$14,158
05/22	$13,513	$11,141	$14,252
06/22	$12,626	$10,966	$13,289
07/22	$13,397	$11,234	$14,109
08/22	$13,094	$10,917	$13,722
09/22	$12,596	$10,445	$13,189
10/22	$12,964	$10,310	$13,583
11/22	$13,180	$10,689	$13,863
12/22	$13,072	$10,641	$13,758
01/23	$13,505	$10,968	$14,254
02/23	$13,288	$10,684	$14,045
03/23	$13,526	$10,956	$14,246
04/23	$13,613	$11,022	$14,368
05/23	$13,483	$10,902	$14,226
06/23	$13,656	$10,863	$14,424
07/23	$13,825	$10,856	$14,611
08/23	$13,871	$10,786	$14,640
09/23	$13,688	$10,512	$14,456
10/23	$13,552	$10,346	$14,316
11/23	$14,121	$10,815	$14,973
12/23	$14,577	$11,229	$15,485
01/24	$14,577	$11,198	$15,496
02/24	$14,577	$11,040	$15,504
03/24	$14,736	$11,142	$15,686
04/24	$14,622	$10,860	$15,542
05/24	$14,804	$11,044	$15,716
06/24	$14,941	$11,149	$15,876
07/24	$15,171	$11,409	$16,141
08/24	$15,412	$11,573	$16,389
09/24	$15,532	$11,728	$16,573
10/24	$15,412	$11,437	$16,453
11/24	$15,556	$11,558	$16,630
12/24	$15,436	$11,369	$16,543
01/25	$15,653	$11,430	$16,765
02/25	$15,725	$11,681	$16,878
03/25	$15,605	$11,685	$16,734
04/25	$15,653	$11,731	$16,746
05/25	$15,918	$11,647	$16,997
06/25	$16,207	$11,826	$17,314
07/25	$16,245	$11,795	$17,360
08/25	$16,441	$11,936	$17,566
09/25	$16,539	$12,067	$17,705
10/25	$16,564	$12,142	$17,753
11/25	$16,662	$12,217	$17,869
12/25	$16,760	$12,199	$17,980
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	8.58	3.76	5.30
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Columbia Variable Portfolio – Income Opportunities Fund | Class 3 | ASR7011_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 3 | ASR7011_03_12_D01_(02/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$55	0.53%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Columbia Variable Portfolio – Intermediate Bond Fund | Class 1 | ASR7012_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Intermediate Bond Fund Class 1 ($13,137)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,089	$10,138
02/16	$10,129	$10,210
03/16	$10,278	$10,303
04/16	$10,407	$10,343
05/16	$10,427	$10,345
06/16	$10,589	$10,531
07/16	$10,690	$10,598
08/16	$10,721	$10,586
09/16	$10,721	$10,580
10/16	$10,670	$10,499
11/16	$10,437	$10,250
12/16	$10,468	$10,265
01/17	$10,528	$10,285
02/17	$10,599	$10,354
03/17	$10,579	$10,349
04/17	$10,660	$10,428
05/17	$10,741	$10,509
06/17	$10,746	$10,498
07/17	$10,809	$10,543
08/17	$10,882	$10,638
09/17	$10,851	$10,587
10/17	$10,851	$10,593
11/17	$10,830	$10,580
12/17	$10,872	$10,628
01/18	$10,798	$10,506
02/18	$10,704	$10,406
03/18	$10,756	$10,473
04/18	$10,704	$10,395
05/18	$10,798	$10,469
06/18	$10,775	$10,456
07/18	$10,786	$10,459
08/18	$10,861	$10,526
09/18	$10,796	$10,458
10/18	$10,688	$10,376
11/18	$10,753	$10,438
12/18	$10,916	$10,630
01/19	$11,089	$10,742
02/19	$11,100	$10,736
03/19	$11,327	$10,942
04/19	$11,316	$10,945
05/19	$11,522	$11,139
06/19	$11,679	$11,279
07/19	$11,735	$11,304
08/19	$11,948	$11,597
09/19	$11,880	$11,535
10/19	$11,948	$11,570
11/19	$11,936	$11,564
12/19	$11,925	$11,556
01/20	$12,149	$11,778
02/20	$12,339	$11,990
03/20	$11,679	$11,920
04/20	$12,093	$12,132
05/20	$12,406	$12,188
06/20	$12,708	$12,265
07/20	$13,041	$12,448
08/20	$13,006	$12,348
09/20	$13,006	$12,341
10/20	$13,018	$12,286
11/20	$13,321	$12,406
12/20	$13,425	$12,424
01/21	$13,425	$12,334
02/21	$13,356	$12,156
03/21	$13,274	$12,005
04/21	$13,367	$12,099
05/21	$13,402	$12,139
06/21	$13,484	$12,224
07/21	$13,575	$12,361
08/21	$13,562	$12,337
09/21	$13,446	$12,231
10/21	$13,407	$12,227
11/21	$13,407	$12,263
12/21	$13,394	$12,232
01/22	$13,095	$11,968
02/22	$12,900	$11,835
03/22	$12,484	$11,506
04/22	$11,939	$11,069
05/22	$11,952	$11,141
06/22	$11,653	$10,966
07/22	$11,968	$11,234
08/22	$11,619	$10,917
09/22	$10,974	$10,445
10/22	$10,678	$10,310
11/22	$11,149	$10,689
12/22	$11,108	$10,641
01/23	$11,538	$10,968
02/23	$11,216	$10,684
03/23	$11,484	$10,956
04/23	$11,538	$11,022
05/23	$11,363	$10,902
06/23	$11,337	$10,863
07/23	$11,345	$10,856
08/23	$11,249	$10,786
09/23	$10,960	$10,512
10/23	$10,740	$10,346
11/23	$11,318	$10,815
12/23	$11,813	$11,229
01/24	$11,813	$11,198
02/24	$11,634	$11,040
03/24	$11,730	$11,142
04/24	$11,400	$10,860
05/24	$11,606	$11,044
06/24	$11,758	$11,149
07/24	$12,074	$11,409
08/24	$12,320	$11,573
09/24	$12,508	$11,728
10/24	$12,132	$11,437
11/24	$12,291	$11,558
12/24	$12,046	$11,369
01/25	$12,118	$11,430
02/25	$12,464	$11,681
03/25	$12,464	$11,685
04/25	$12,609	$11,731
05/25	$12,522	$11,647
06/25	$12,753	$11,826
07/25	$12,694	$11,795
08/25	$12,893	$11,936
09/25	$13,015	$12,067
10/25	$13,091	$12,142
11/25	$13,183	$12,217
12/25	$13,137	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	9.06	(0.43)	2.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 1 | ASR7012_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 1 | ASR7012_01_12_D01_(02/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$81	0.78%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Columbia Variable Portfolio – Intermediate Bond Fund | Class 2 | ASR7012_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Intermediate Bond Fund Class 2 ($12,822)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,090	$10,138
02/16	$10,130	$10,210
03/16	$10,279	$10,303
04/16	$10,399	$10,343
05/16	$10,419	$10,345
06/16	$10,575	$10,531
07/16	$10,686	$10,598
08/16	$10,706	$10,586
09/16	$10,706	$10,580
10/16	$10,646	$10,499
11/16	$10,413	$10,250
12/16	$10,443	$10,265
01/17	$10,494	$10,285
02/17	$10,565	$10,354
03/17	$10,554	$10,349
04/17	$10,625	$10,428
05/17	$10,706	$10,509
06/17	$10,705	$10,498
07/17	$10,768	$10,543
08/17	$10,842	$10,638
09/17	$10,800	$10,587
10/17	$10,810	$10,593
11/17	$10,779	$10,580
12/17	$10,821	$10,628
01/18	$10,737	$10,506
02/18	$10,642	$10,406
03/18	$10,695	$10,473
04/18	$10,642	$10,395
05/18	$10,737	$10,469
06/18	$10,707	$10,456
07/18	$10,718	$10,459
08/18	$10,793	$10,526
09/18	$10,728	$10,458
10/18	$10,610	$10,376
11/18	$10,674	$10,438
12/18	$10,836	$10,630
01/19	$11,009	$10,742
02/19	$11,020	$10,736
03/19	$11,236	$10,942
04/19	$11,236	$10,945
05/19	$11,430	$11,139
06/19	$11,581	$11,279
07/19	$11,625	$11,304
08/19	$11,848	$11,597
09/19	$11,781	$11,535
10/19	$11,837	$11,570
11/19	$11,815	$11,564
12/19	$11,815	$11,556
01/20	$12,037	$11,778
02/20	$12,215	$11,990
03/20	$11,559	$11,920
04/20	$11,970	$12,132
05/20	$12,271	$12,188
06/20	$12,571	$12,265
07/20	$12,895	$12,448
08/20	$12,860	$12,348
09/20	$12,849	$12,341
10/20	$12,860	$12,286
11/20	$13,161	$12,406
12/20	$13,265	$12,424
01/21	$13,265	$12,334
02/21	$13,196	$12,156
03/21	$13,103	$12,005
04/21	$13,196	$12,099
05/21	$13,230	$12,139
06/21	$13,311	$12,224
07/21	$13,393	$12,361
08/21	$13,380	$12,337
09/21	$13,264	$12,231
10/21	$13,213	$12,227
11/21	$13,213	$12,263
12/21	$13,200	$12,232
01/22	$12,904	$11,968
02/22	$12,711	$11,835
03/22	$12,300	$11,506
04/22	$11,746	$11,069
05/22	$11,759	$11,141
06/22	$11,476	$10,966
07/22	$11,778	$11,234
08/22	$11,420	$10,917
09/22	$10,784	$10,445
10/22	$10,505	$10,310
11/22	$10,956	$10,689
12/22	$10,930	$10,641
01/23	$11,341	$10,968
02/23	$11,022	$10,684
03/23	$11,288	$10,956
04/23	$11,327	$11,022
05/23	$11,155	$10,902
06/23	$11,129	$10,863
07/23	$11,133	$10,856
08/23	$11,039	$10,786
09/23	$10,754	$10,512
10/23	$10,538	$10,346
11/23	$11,093	$10,815
12/23	$11,580	$11,229
01/24	$11,580	$11,198
02/24	$11,404	$11,040
03/24	$11,499	$11,142
04/24	$11,161	$10,860
05/24	$11,377	$11,044
06/24	$11,526	$11,149
07/24	$11,824	$11,409
08/24	$12,065	$11,573
09/24	$12,249	$11,728
10/24	$11,880	$11,437
11/24	$12,022	$11,558
12/24	$11,781	$11,369
01/25	$11,852	$11,430
02/25	$12,178	$11,681
03/25	$12,178	$11,685
04/25	$12,320	$11,731
05/25	$12,235	$11,647
06/25	$12,462	$11,826
07/25	$12,403	$11,795
08/25	$12,583	$11,936
09/25	$12,703	$12,067
10/25	$12,777	$12,142
11/25	$12,867	$12,217
12/25	$12,822	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.84	(0.68)	2.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 2 | ASR7012_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 2 | ASR7012_02_12_D01_(02/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$68	0.65%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Columbia Variable Portfolio – Intermediate Bond Fund | Class 3 | ASR7012_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Intermediate Bond Fund Class 3 ($12,987)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,089	$10,138
02/16	$10,129	$10,210
03/16	$10,278	$10,303
04/16	$10,397	$10,343
05/16	$10,417	$10,345
06/16	$10,575	$10,531
07/16	$10,686	$10,598
08/16	$10,716	$10,586
09/16	$10,706	$10,580
10/16	$10,656	$10,499
11/16	$10,424	$10,250
12/16	$10,454	$10,265
01/17	$10,505	$10,285
02/17	$10,575	$10,354
03/17	$10,565	$10,349
04/17	$10,636	$10,428
05/17	$10,726	$10,509
06/17	$10,719	$10,498
07/17	$10,792	$10,543
08/17	$10,855	$10,638
09/17	$10,823	$10,587
10/17	$10,823	$10,593
11/17	$10,802	$10,580
12/17	$10,844	$10,628
01/18	$10,771	$10,506
02/18	$10,666	$10,406
03/18	$10,719	$10,473
04/18	$10,677	$10,395
05/18	$10,760	$10,469
06/18	$10,744	$10,456
07/18	$10,754	$10,459
08/18	$10,830	$10,526
09/18	$10,765	$10,458
10/18	$10,647	$10,376
11/18	$10,711	$10,438
12/18	$10,873	$10,630
01/19	$11,056	$10,742
02/19	$11,056	$10,736
03/19	$11,272	$10,942
04/19	$11,272	$10,945
05/19	$11,476	$11,139
06/19	$11,631	$11,279
07/19	$11,675	$11,304
08/19	$11,898	$11,597
09/19	$11,831	$11,535
10/19	$11,887	$11,570
11/19	$11,875	$11,564
12/19	$11,864	$11,556
01/20	$12,087	$11,778
02/20	$12,276	$11,990
03/20	$11,620	$11,920
04/20	$12,031	$12,132
05/20	$12,342	$12,188
06/20	$12,632	$12,265
07/20	$12,960	$12,448
08/20	$12,936	$12,348
09/20	$12,925	$12,341
10/20	$12,936	$12,286
11/20	$13,237	$12,406
12/20	$13,341	$12,424
01/21	$13,341	$12,334
02/21	$13,272	$12,156
03/21	$13,191	$12,005
04/21	$13,272	$12,099
05/21	$13,306	$12,139
06/21	$13,399	$12,224
07/21	$13,487	$12,361
08/21	$13,475	$12,337
09/21	$13,359	$12,231
10/21	$13,307	$12,227
11/21	$13,307	$12,263
12/21	$13,294	$12,232
01/22	$12,998	$11,968
02/22	$12,805	$11,835
03/22	$12,392	$11,506
04/22	$11,839	$11,069
05/22	$11,851	$11,141
06/22	$11,555	$10,966
07/22	$11,876	$11,234
08/22	$11,517	$10,917
09/22	$10,879	$10,445
10/22	$10,586	$10,310
11/22	$11,052	$10,689
12/22	$11,012	$10,641
01/23	$11,437	$10,968
02/23	$11,118	$10,684
03/23	$11,384	$10,956
04/23	$11,424	$11,022
05/23	$11,251	$10,902
06/23	$11,225	$10,863
07/23	$11,232	$10,856
08/23	$11,150	$10,786
09/23	$10,864	$10,512
10/23	$10,647	$10,346
11/23	$11,204	$10,815
12/23	$11,694	$11,229
01/24	$11,694	$11,198
02/24	$11,517	$11,040
03/24	$11,612	$11,142
04/24	$11,272	$10,860
05/24	$11,490	$11,044
06/24	$11,640	$11,149
07/24	$11,953	$11,409
08/24	$12,195	$11,573
09/24	$12,381	$11,728
10/24	$12,010	$11,437
11/24	$12,152	$11,558
12/24	$11,910	$11,369
01/25	$11,981	$11,430
02/25	$12,324	$11,681
03/25	$12,309	$11,685
04/25	$12,466	$11,731
05/25	$12,366	$11,647
06/25	$12,609	$11,826
07/25	$12,550	$11,795
08/25	$12,745	$11,936
09/25	$12,851	$12,067
10/25	$12,926	$12,142
11/25	$13,017	$12,217
12/25	$12,987	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	9.04	(0.54)	2.65
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 3 | ASR7012_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 3 | ASR7012_03_12_D01_(02/26) |

Columbia Variable Portfolio – Limited Duration Credit Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.41%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s relative performance during the period, most notably the Fund’s allocation to independent energy. Allocations to the aerospace and defense sector, as well as in technology, retailers and pharmaceuticals also contributed during the period.

Selection | Selection in a power generation and distribution company added to the Fund’s relative performance during the period, as did selection in an oil and gas company as well as a beverage company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance versus its benchmark.

Top Performance Detractors

Allocation | Allocations that weighed on the Fund’s relative performance during the period included the food and beverage, electric, automotive and financial service sectors.

Selection | Selections that detracted most from the Fund’s relative performance during the period included a technology company, a media and entertainment company and a financial service company.

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 1 | ASR7015_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 ($13,689)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
12/15	$10,000	$10,000	$10,000
01/16	$9,872	$10,138	$10,044
02/16	$9,850	$10,210	$10,049
03/16	$10,150	$10,303	$10,176
04/16	$10,332	$10,343	$10,229
05/16	$10,321	$10,345	$10,223
06/16	$10,420	$10,531	$10,317
07/16	$10,475	$10,598	$10,359
08/16	$10,542	$10,586	$10,361
09/16	$10,565	$10,580	$10,371
10/16	$10,587	$10,499	$10,367
11/16	$10,520	$10,250	$10,270
12/16	$10,553	$10,265	$10,287
01/17	$10,598	$10,285	$10,328
02/17	$10,620	$10,354	$10,377
03/17	$10,631	$10,349	$10,384
04/17	$10,665	$10,428	$10,435
05/17	$10,698	$10,509	$10,480
06/17	$10,702	$10,498	$10,480
07/17	$10,759	$10,543	$10,537
08/17	$10,782	$10,638	$10,571
09/17	$10,770	$10,587	$10,560
10/17	$10,793	$10,593	$10,572
11/17	$10,759	$10,580	$10,537
12/17	$10,770	$10,628	$10,550
01/18	$10,724	$10,506	$10,504
02/18	$10,690	$10,406	$10,462
03/18	$10,679	$10,473	$10,466
04/18	$10,667	$10,395	$10,457
05/18	$10,713	$10,469	$10,505
06/18	$10,703	$10,456	$10,496
07/18	$10,726	$10,459	$10,524
08/18	$10,784	$10,526	$10,579
09/18	$10,773	$10,458	$10,571
10/18	$10,749	$10,376	$10,560
11/18	$10,738	$10,438	$10,562
12/18	$10,796	$10,630	$10,651
01/19	$10,935	$10,742	$10,773
02/19	$10,982	$10,736	$10,814
03/19	$11,098	$10,942	$10,929
04/19	$11,180	$10,945	$10,966
05/19	$11,238	$11,139	$11,044
06/19	$11,376	$11,279	$11,157
07/19	$11,388	$11,304	$11,166
08/19	$11,483	$11,597	$11,286
09/19	$11,483	$11,535	$11,288
10/19	$11,543	$11,570	$11,344
11/19	$11,567	$11,564	$11,349
12/19	$11,626	$11,556	$11,395
01/20	$11,734	$11,778	$11,496
02/20	$11,805	$11,990	$11,582
03/20	$11,186	$11,920	$11,146
04/20	$11,662	$12,132	$11,475
05/20	$11,853	$12,188	$11,646
06/20	$11,996	$12,265	$11,768
07/20	$12,129	$12,448	$11,863
08/20	$12,153	$12,348	$11,891
09/20	$12,117	$12,341	$11,876
10/20	$12,141	$12,286	$11,898
11/20	$12,251	$12,406	$11,964
12/20	$12,312	$12,424	$12,011
01/21	$12,312	$12,334	$12,006
02/21	$12,276	$12,156	$11,978
03/21	$12,239	$12,005	$11,940
04/21	$12,288	$12,099	$11,993
05/21	$12,325	$12,139	$12,038
06/21	$12,325	$12,224	$12,024
07/21	$12,364	$12,361	$12,066
08/21	$12,351	$12,337	$12,059
09/21	$12,326	$12,231	$12,036
10/21	$12,264	$12,227	$11,974
11/21	$12,227	$12,263	$11,947
12/21	$12,239	$12,232	$11,955
01/22	$12,065	$11,968	$11,810
02/22	$11,966	$11,835	$11,719
03/22	$11,767	$11,506	$11,509
04/22	$11,543	$11,069	$11,347
05/22	$11,655	$11,141	$11,439
06/22	$11,431	$10,966	$11,286
07/22	$11,646	$11,234	$11,456
08/22	$11,471	$10,917	$11,313
09/22	$11,220	$10,445	$11,066
10/22	$11,245	$10,310	$11,032
11/22	$11,483	$10,689	$11,268
12/22	$11,496	$10,641	$11,283
01/23	$11,709	$10,968	$11,461
02/23	$11,571	$10,684	$11,324
03/23	$11,784	$10,956	$11,472
04/23	$11,834	$11,022	$11,552
05/23	$11,771	$10,902	$11,505
06/23	$11,759	$10,863	$11,480
07/23	$11,834	$10,856	$11,557
08/23	$11,860	$10,786	$11,569
09/23	$11,795	$10,512	$11,509
10/23	$11,782	$10,346	$11,498
11/23	$12,067	$10,815	$11,762
12/23	$12,288	$11,229	$11,982
01/24	$12,339	$11,198	$12,029
02/24	$12,275	$11,040	$11,971
03/24	$12,352	$11,142	$12,054
04/24	$12,275	$10,860	$11,975
05/24	$12,391	$11,044	$12,099
06/24	$12,469	$11,149	$12,169
07/24	$12,656	$11,409	$12,359
08/24	$12,804	$11,573	$12,496
09/24	$12,926	$11,728	$12,626
10/24	$12,818	$11,437	$12,513
11/24	$12,885	$11,558	$12,591
12/24	$12,872	$11,369	$12,575
01/25	$12,939	$11,430	$12,648
02/25	$13,060	$11,681	$12,768
03/25	$13,101	$11,685	$12,821
04/25	$13,182	$11,731	$12,908
05/25	$13,209	$11,647	$12,931
06/25	$13,330	$11,826	$13,053
07/25	$13,343	$11,795	$13,066
08/25	$13,473	$11,936	$13,207
09/25	$13,545	$12,067	$13,264
10/25	$13,588	$12,142	$13,310
11/25	$13,646	$12,217	$13,386
12/25	$13,689	$12,199	$13,431
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	6.35	2.14	3.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. 1-5 Year Corporate Index	6.81	2.26	2.99

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$332,203,711
Total number of portfolio holdings	95
Management services fees (represents 0.48% of Fund average net assets)	$3,349,629
Portfolio turnover for the reporting period	129%

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 1 | ASR7015_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 08/15/2026 4.150%	2.8%
AES Corp. (The) 01/15/2026 1.375%	2.6%
U.S. Treasury 06/30/2028 4.000%	2.6%
Bacardi-Martini BV 02/01/2030 5.550%	2.5%
Morgan Stanley Private Bank 11/19/2031 4.465%	2.4%
Bank of America Corp. 10/24/2031 1.922%	2.4%
Goldman Sachs Group, Inc. (The) 10/21/2031 4.369%	2.3%
Diageo Capital PLC 10/05/2026 5.375%	2.1%
Citigroup, Inc. 09/11/2031 4.503%	2.0%

Asset Categories

Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	4.2%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 1 | ASR7015_01_12_D01_(02/26) |

Columbia Variable Portfolio – Limited Duration Credit Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$68	0.66%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s relative performance during the period, most notably the Fund’s allocation to independent energy. Allocations to the aerospace and defense sector, as well as in technology, retailers and pharmaceuticals also contributed during the period.

Selection | Selection in a power generation and distribution company added to the Fund’s relative performance during the period, as did selection in an oil and gas company as well as a beverage company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance versus its benchmark.

Top Performance Detractors

Allocation | Allocations that weighed on the Fund’s relative performance during the period included the food and beverage, electric, automotive and financial service sectors.

Selection | Selections that detracted most from the Fund’s relative performance during the period included a technology company, a media and entertainment company and a financial service company.

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 2 | ASR7015_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 ($13,355)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
12/15	$10,000	$10,000	$10,000
01/16	$9,871	$10,138	$10,044
02/16	$9,849	$10,210	$10,049
03/16	$10,140	$10,303	$10,176
04/16	$10,333	$10,343	$10,229
05/16	$10,312	$10,345	$10,223
06/16	$10,405	$10,531	$10,317
07/16	$10,461	$10,598	$10,359
08/16	$10,528	$10,586	$10,361
09/16	$10,551	$10,580	$10,371
10/16	$10,562	$10,499	$10,367
11/16	$10,495	$10,250	$10,270
12/16	$10,528	$10,265	$10,287
01/17	$10,562	$10,285	$10,328
02/17	$10,595	$10,354	$10,377
03/17	$10,595	$10,349	$10,384
04/17	$10,629	$10,428	$10,435
05/17	$10,662	$10,509	$10,480
06/17	$10,661	$10,498	$10,480
07/17	$10,718	$10,543	$10,537
08/17	$10,741	$10,638	$10,571
09/17	$10,730	$10,587	$10,560
10/17	$10,741	$10,593	$10,572
11/17	$10,707	$10,580	$10,537
12/17	$10,718	$10,628	$10,550
01/18	$10,673	$10,506	$10,504
02/18	$10,638	$10,406	$10,462
03/18	$10,627	$10,473	$10,466
04/18	$10,616	$10,395	$10,457
05/18	$10,661	$10,469	$10,505
06/18	$10,635	$10,456	$10,496
07/18	$10,670	$10,459	$10,524
08/18	$10,705	$10,526	$10,579
09/18	$10,705	$10,458	$10,571
10/18	$10,682	$10,376	$10,560
11/18	$10,658	$10,438	$10,562
12/18	$10,716	$10,630	$10,651
01/19	$10,856	$10,742	$10,773
02/19	$10,902	$10,736	$10,814
03/19	$11,018	$10,942	$10,929
04/19	$11,088	$10,945	$10,966
05/19	$11,146	$11,139	$11,044
06/19	$11,280	$11,279	$11,157
07/19	$11,291	$11,304	$11,166
08/19	$11,386	$11,597	$11,286
09/19	$11,386	$11,535	$11,288
10/19	$11,434	$11,570	$11,344
11/19	$11,457	$11,564	$11,349
12/19	$11,517	$11,556	$11,395
01/20	$11,623	$11,778	$11,496
02/20	$11,694	$11,990	$11,582
03/20	$11,066	$11,920	$11,146
04/20	$11,540	$12,132	$11,475
05/20	$11,718	$12,188	$11,646
06/20	$11,872	$12,265	$11,768
07/20	$12,000	$12,448	$11,863
08/20	$12,012	$12,348	$11,891
09/20	$11,976	$12,341	$11,876
10/20	$12,000	$12,286	$11,898
11/20	$12,097	$12,406	$11,964
12/20	$12,158	$12,424	$12,011
01/21	$12,158	$12,334	$12,006
02/21	$12,122	$12,156	$11,978
03/21	$12,085	$12,005	$11,940
04/21	$12,122	$12,099	$11,993
05/21	$12,170	$12,139	$12,038
06/21	$12,158	$12,224	$12,024
07/21	$12,191	$12,361	$12,066
08/21	$12,178	$12,337	$12,059
09/21	$12,154	$12,231	$12,036
10/21	$12,092	$12,227	$11,974
11/21	$12,055	$12,263	$11,947
12/21	$12,055	$12,232	$11,955
01/22	$11,883	$11,968	$11,810
02/22	$11,797	$11,835	$11,719
03/22	$11,587	$11,506	$11,509
04/22	$11,366	$11,069	$11,347
05/22	$11,477	$11,141	$11,439
06/22	$11,243	$10,966	$11,286
07/22	$11,450	$11,234	$11,456
08/22	$11,289	$10,917	$11,313
09/22	$11,041	$10,445	$11,066
10/22	$11,053	$10,310	$11,032
11/22	$11,289	$10,689	$11,268
12/22	$11,289	$10,641	$11,283
01/23	$11,499	$10,968	$11,461
02/23	$11,363	$10,684	$11,324
03/23	$11,586	$10,956	$11,472
04/23	$11,623	$11,022	$11,552
05/23	$11,561	$10,902	$11,505
06/23	$11,549	$10,863	$11,480
07/23	$11,619	$10,856	$11,557
08/23	$11,632	$10,786	$11,569
09/23	$11,568	$10,512	$11,509
10/23	$11,555	$10,346	$11,498
11/23	$11,836	$10,815	$11,762
12/23	$12,040	$11,229	$11,982
01/24	$12,091	$11,198	$12,029
02/24	$12,028	$11,040	$11,971
03/24	$12,104	$11,142	$12,054
04/24	$12,028	$10,860	$11,975
05/24	$12,142	$11,044	$12,099
06/24	$12,219	$11,149	$12,169
07/24	$12,400	$11,409	$12,359
08/24	$12,532	$11,573	$12,496
09/24	$12,651	$11,728	$12,626
10/24	$12,532	$11,437	$12,513
11/24	$12,612	$11,558	$12,591
12/24	$12,598	$11,369	$12,575
01/25	$12,651	$11,430	$12,648
02/25	$12,757	$11,681	$12,768
03/25	$12,810	$11,685	$12,821
04/25	$12,877	$11,731	$12,908
05/25	$12,903	$11,647	$12,931
06/25	$13,022	$11,826	$13,053
07/25	$13,030	$11,795	$13,066
08/25	$13,157	$11,936	$13,207
09/25	$13,228	$12,067	$13,264
10/25	$13,256	$12,142	$13,310
11/25	$13,327	$12,217	$13,386
12/25	$13,355	$12,199	$13,431
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.00	1.90	2.94
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. 1-5 Year Corporate Index	6.81	2.26	2.99

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$332,203,711
Total number of portfolio holdings	95
Management services fees (represents 0.48% of Fund average net assets)	$3,349,629
Portfolio turnover for the reporting period	129%

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 2 | ASR7015_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 08/15/2026 4.150%	2.8%
AES Corp. (The) 01/15/2026 1.375%	2.6%
U.S. Treasury 06/30/2028 4.000%	2.6%
Bacardi-Martini BV 02/01/2030 5.550%	2.5%
Morgan Stanley Private Bank 11/19/2031 4.465%	2.4%
Bank of America Corp. 10/24/2031 1.922%	2.4%
Goldman Sachs Group, Inc. (The) 10/21/2031 4.369%	2.3%
Diageo Capital PLC 10/05/2026 5.375%	2.1%
Citigroup, Inc. 09/11/2031 4.503%	2.0%

Asset Categories

Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	4.2%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Limited Duration Credit Fund | Class 2 | ASR7015_02_12_D01_(02/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$47	0.45%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1 | ASR7027_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 ($12,089)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,077	$10,138	$10,130
02/16	$10,077	$10,210	$10,168
03/16	$10,154	$10,303	$10,198
04/16	$10,202	$10,343	$10,214
05/16	$10,221	$10,345	$10,227
06/16	$10,330	$10,531	$10,310
07/16	$10,330	$10,598	$10,332
08/16	$10,350	$10,586	$10,344
09/16	$10,420	$10,580	$10,372
10/16	$10,420	$10,499	$10,345
11/16	$10,271	$10,250	$10,167
12/16	$10,271	$10,265	$10,167
01/17	$10,300	$10,285	$10,164
02/17	$10,370	$10,354	$10,213
03/17	$10,380	$10,349	$10,215
04/17	$10,470	$10,428	$10,282
05/17	$10,559	$10,509	$10,346
06/17	$10,517	$10,498	$10,304
07/17	$10,558	$10,543	$10,351
08/17	$10,609	$10,638	$10,427
09/17	$10,604	$10,587	$10,403
10/17	$10,593	$10,593	$10,400
11/17	$10,583	$10,580	$10,385
12/17	$10,614	$10,628	$10,419
01/18	$10,542	$10,506	$10,297
02/18	$10,470	$10,406	$10,229
03/18	$10,522	$10,473	$10,295
04/18	$10,491	$10,395	$10,243
05/18	$10,593	$10,469	$10,314
06/18	$10,589	$10,456	$10,319
07/18	$10,568	$10,459	$10,308
08/18	$10,652	$10,526	$10,371
09/18	$10,557	$10,458	$10,307
10/18	$10,494	$10,376	$10,242
11/18	$10,631	$10,438	$10,335
12/18	$10,811	$10,630	$10,522
01/19	$10,906	$10,742	$10,605
02/19	$10,895	$10,736	$10,596
03/19	$11,096	$10,942	$10,750
04/19	$11,075	$10,945	$10,744
05/19	$11,244	$11,139	$10,882
06/19	$11,311	$11,279	$10,961
07/19	$11,365	$11,304	$11,005
08/19	$11,474	$11,597	$11,103
09/19	$11,441	$11,535	$11,111
10/19	$11,506	$11,570	$11,150
11/19	$11,517	$11,564	$11,159
12/19	$11,539	$11,556	$11,190
01/20	$11,647	$11,778	$11,269
02/20	$11,832	$11,990	$11,385
03/20	$11,571	$11,920	$11,506
04/20	$11,734	$12,132	$11,579
05/20	$11,832	$12,188	$11,593
06/20	$11,897	$12,265	$11,582
07/20	$11,947	$12,448	$11,603
08/20	$12,003	$12,348	$11,608
09/20	$12,014	$12,341	$11,595
10/20	$12,025	$12,286	$11,591
11/20	$12,048	$12,406	$11,599
12/20	$12,126	$12,424	$11,624
01/21	$12,227	$12,334	$11,633
02/21	$12,249	$12,156	$11,555
03/21	$12,249	$12,005	$11,496
04/21	$12,271	$12,099	$11,559
05/21	$12,238	$12,139	$11,539
06/21	$12,193	$12,224	$11,534
07/21	$12,231	$12,361	$11,606
08/21	$12,208	$12,337	$11,587
09/21	$12,185	$12,231	$11,545
10/21	$12,092	$12,227	$11,523
11/21	$12,057	$12,263	$11,513
12/21	$12,011	$12,232	$11,502
01/22	$11,825	$11,968	$11,332
02/22	$11,709	$11,835	$11,222
03/22	$11,325	$11,506	$10,930
04/22	$10,965	$11,069	$10,547
05/22	$11,070	$11,141	$10,663
06/22	$10,872	$10,966	$10,493
07/22	$11,191	$11,234	$10,830
08/22	$10,811	$10,917	$10,460
09/22	$10,182	$10,445	$9,931
10/22	$9,945	$10,310	$9,790
11/22	$10,396	$10,689	$10,189
12/22	$10,313	$10,641	$10,144
01/23	$10,692	$10,968	$10,478
02/23	$10,360	$10,684	$10,201
03/23	$10,609	$10,956	$10,400
04/23	$10,680	$11,022	$10,454
05/23	$10,562	$10,902	$10,377
06/23	$10,479	$10,863	$10,333
07/23	$10,473	$10,856	$10,325
08/23	$10,375	$10,786	$10,240
09/23	$10,070	$10,512	$9,914
10/23	$9,875	$10,346	$9,709
11/23	$10,424	$10,815	$10,215
12/23	$10,900	$11,229	$10,656
01/24	$10,888	$11,198	$10,606
02/24	$10,681	$11,040	$10,434
03/24	$10,766	$11,142	$10,544
04/24	$10,424	$10,860	$10,225
05/24	$10,668	$11,044	$10,430
06/24	$10,790	$11,149	$10,552
07/24	$11,147	$11,409	$10,830
08/24	$11,362	$11,573	$11,005
09/24	$11,539	$11,728	$11,135
10/24	$11,109	$11,437	$10,820
11/24	$11,286	$11,558	$10,964
12/24	$11,072	$11,369	$10,784
01/25	$11,135	$11,430	$10,839
02/25	$11,476	$11,681	$11,115
03/25	$11,463	$11,685	$11,113
04/25	$11,551	$11,731	$11,145
05/25	$11,400	$11,647	$11,043
06/25	$11,614	$11,826	$11,239
07/25	$11,559	$11,795	$11,194
08/25	$11,766	$11,936	$11,374
09/25	$11,908	$12,067	$11,512
10/25	$11,998	$12,142	$11,612
11/25	$12,089	$12,217	$11,684
12/25	$12,089	$12,199	$11,709
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	9.19	(0.06)	1.92
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1 | ASR7027_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1 | ASR7027_01_12_D01_(02/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$73	0.70%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2 | ASR7027_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 ($11,780)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,067	$10,138	$10,130
02/16	$10,067	$10,210	$10,168
03/16	$10,144	$10,303	$10,198
04/16	$10,183	$10,343	$10,214
05/16	$10,202	$10,345	$10,227
06/16	$10,305	$10,531	$10,310
07/16	$10,315	$10,598	$10,332
08/16	$10,325	$10,586	$10,344
09/16	$10,395	$10,580	$10,372
10/16	$10,395	$10,499	$10,345
11/16	$10,235	$10,250	$10,167
12/16	$10,245	$10,265	$10,167
01/17	$10,265	$10,285	$10,164
02/17	$10,335	$10,354	$10,213
03/17	$10,335	$10,349	$10,215
04/17	$10,434	$10,428	$10,282
05/17	$10,514	$10,509	$10,346
06/17	$10,465	$10,498	$10,304
07/17	$10,516	$10,543	$10,351
08/17	$10,557	$10,638	$10,427
09/17	$10,552	$10,587	$10,403
10/17	$10,542	$10,593	$10,400
11/17	$10,521	$10,580	$10,385
12/17	$10,552	$10,628	$10,419
01/18	$10,480	$10,506	$10,297
02/18	$10,409	$10,406	$10,229
03/18	$10,460	$10,473	$10,295
04/18	$10,429	$10,395	$10,243
05/18	$10,521	$10,469	$10,314
06/18	$10,521	$10,456	$10,319
07/18	$10,489	$10,459	$10,308
08/18	$10,573	$10,526	$10,371
09/18	$10,478	$10,458	$10,307
10/18	$10,415	$10,376	$10,242
11/18	$10,542	$10,438	$10,335
12/18	$10,720	$10,630	$10,522
01/19	$10,815	$10,742	$10,605
02/19	$10,804	$10,736	$10,596
03/19	$10,993	$10,942	$10,750
04/19	$10,983	$10,945	$10,744
05/19	$11,141	$11,139	$10,882
06/19	$11,212	$11,279	$10,961
07/19	$11,255	$11,304	$11,005
08/19	$11,363	$11,597	$11,103
09/19	$11,331	$11,535	$11,111
10/19	$11,384	$11,570	$11,150
11/19	$11,395	$11,564	$11,159
12/19	$11,417	$11,556	$11,190
01/20	$11,525	$11,778	$11,269
02/20	$11,708	$11,990	$11,385
03/20	$11,449	$11,920	$11,506
04/20	$11,600	$12,132	$11,579
05/20	$11,697	$12,188	$11,593
06/20	$11,762	$12,265	$11,582
07/20	$11,804	$12,448	$11,603
08/20	$11,849	$12,348	$11,608
09/20	$11,860	$12,341	$11,595
10/20	$11,871	$12,286	$11,591
11/20	$11,893	$12,406	$11,599
12/20	$11,970	$12,424	$11,624
01/21	$12,070	$12,334	$11,633
02/21	$12,092	$12,156	$11,555
03/21	$12,081	$12,005	$11,496
04/21	$12,103	$12,099	$11,559
05/21	$12,070	$12,139	$11,539
06/21	$12,015	$12,224	$11,534
07/21	$12,056	$12,361	$11,606
08/21	$12,022	$12,337	$11,587
09/21	$11,999	$12,231	$11,545
10/21	$11,907	$12,227	$11,523
11/21	$11,872	$12,263	$11,513
12/21	$11,827	$12,232	$11,502
01/22	$11,643	$11,968	$11,332
02/22	$11,528	$11,835	$11,222
03/22	$11,150	$11,506	$10,930
04/22	$10,783	$11,069	$10,547
05/22	$10,886	$11,141	$10,663
06/22	$10,691	$10,966	$10,493
07/22	$11,009	$11,234	$10,830
08/22	$10,623	$10,917	$10,460
09/22	$10,004	$10,445	$9,931
10/22	$9,770	$10,310	$9,790
11/22	$10,214	$10,689	$10,189
12/22	$10,133	$10,641	$10,144
01/23	$10,507	$10,968	$10,478
02/23	$10,168	$10,684	$10,201
03/23	$10,413	$10,956	$10,400
04/23	$10,483	$11,022	$10,454
05/23	$10,355	$10,902	$10,377
06/23	$10,273	$10,863	$10,333
07/23	$10,263	$10,856	$10,325
08/23	$10,167	$10,786	$10,240
09/23	$9,867	$10,512	$9,914
10/23	$9,676	$10,346	$9,709
11/23	$10,215	$10,815	$10,215
12/23	$10,683	$11,229	$10,656
01/24	$10,671	$11,198	$10,606
02/24	$10,455	$11,040	$10,434
03/24	$10,539	$11,142	$10,544
04/24	$10,203	$10,860	$10,225
05/24	$10,431	$11,044	$10,430
06/24	$10,563	$11,149	$10,552
07/24	$10,912	$11,409	$10,830
08/24	$11,122	$11,573	$11,005
09/24	$11,283	$11,728	$11,135
10/24	$10,862	$11,437	$10,820
11/24	$11,035	$11,558	$10,964
12/24	$10,825	$11,369	$10,784
01/25	$10,887	$11,430	$10,839
02/25	$11,208	$11,681	$11,115
03/25	$11,196	$11,685	$11,113
04/25	$11,283	$11,731	$11,145
05/25	$11,122	$11,647	$11,043
06/25	$11,345	$11,826	$11,239
07/25	$11,275	$11,795	$11,194
08/25	$11,477	$11,936	$11,374
09/25	$11,616	$12,067	$11,512
10/25	$11,705	$12,142	$11,612
11/25	$11,780	$12,217	$11,684
12/25	$11,780	$12,199	$11,709
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.83	(0.32)	1.65
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2 | ASR7027_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2 | ASR7027_02_12_D01_(02/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$60	0.57%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3 | ASR7027_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 ($11,937)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,077	$10,138	$10,130
02/16	$10,077	$10,210	$10,168
03/16	$10,154	$10,303	$10,198
04/16	$10,192	$10,343	$10,214
05/16	$10,221	$10,345	$10,227
06/16	$10,318	$10,531	$10,310
07/16	$10,328	$10,598	$10,332
08/16	$10,338	$10,586	$10,344
09/16	$10,407	$10,580	$10,372
10/16	$10,407	$10,499	$10,345
11/16	$10,258	$10,250	$10,167
12/16	$10,258	$10,265	$10,167
01/17	$10,288	$10,285	$10,164
02/17	$10,357	$10,354	$10,213
03/17	$10,357	$10,349	$10,215
04/17	$10,457	$10,428	$10,282
05/17	$10,536	$10,509	$10,346
06/17	$10,491	$10,498	$10,304
07/17	$10,542	$10,543	$10,351
08/17	$10,593	$10,638	$10,427
09/17	$10,578	$10,587	$10,403
10/17	$10,568	$10,593	$10,400
11/17	$10,557	$10,580	$10,385
12/17	$10,588	$10,628	$10,419
01/18	$10,516	$10,506	$10,297
02/18	$10,435	$10,406	$10,229
03/18	$10,486	$10,473	$10,295
04/18	$10,465	$10,395	$10,243
05/18	$10,557	$10,469	$10,314
06/18	$10,559	$10,456	$10,319
07/18	$10,528	$10,459	$10,308
08/18	$10,612	$10,526	$10,371
09/18	$10,517	$10,458	$10,307
10/18	$10,465	$10,376	$10,242
11/18	$10,591	$10,438	$10,335
12/18	$10,770	$10,630	$10,522
01/19	$10,865	$10,742	$10,605
02/19	$10,854	$10,736	$10,596
03/19	$11,044	$10,942	$10,750
04/19	$11,033	$10,945	$10,744
05/19	$11,191	$11,139	$10,882
06/19	$11,266	$11,279	$10,961
07/19	$11,320	$11,304	$11,005
08/19	$11,428	$11,597	$11,103
09/19	$11,385	$11,535	$11,111
10/19	$11,450	$11,570	$11,150
11/19	$11,461	$11,564	$11,159
12/19	$11,482	$11,556	$11,190
01/20	$11,590	$11,778	$11,269
02/20	$11,774	$11,990	$11,385
03/20	$11,515	$11,920	$11,506
04/20	$11,677	$12,132	$11,579
05/20	$11,763	$12,188	$11,593
06/20	$11,839	$12,265	$11,582
07/20	$11,873	$12,448	$11,603
08/20	$11,929	$12,348	$11,608
09/20	$11,940	$12,341	$11,595
10/20	$11,951	$12,286	$11,591
11/20	$11,973	$12,406	$11,599
12/20	$12,051	$12,424	$11,624
01/21	$12,151	$12,334	$11,633
02/21	$12,174	$12,156	$11,555
03/21	$12,174	$12,005	$11,496
04/21	$12,196	$12,099	$11,559
05/21	$12,151	$12,139	$11,539
06/21	$12,107	$12,224	$11,534
07/21	$12,142	$12,361	$11,606
08/21	$12,119	$12,337	$11,587
09/21	$12,095	$12,231	$11,545
10/21	$12,003	$12,227	$11,523
11/21	$11,969	$12,263	$11,513
12/21	$11,922	$12,232	$11,502
01/22	$11,738	$11,968	$11,332
02/22	$11,623	$11,835	$11,222
03/22	$11,242	$11,506	$10,930
04/22	$10,873	$11,069	$10,547
05/22	$10,977	$11,141	$10,663
06/22	$10,781	$10,966	$10,493
07/22	$11,104	$11,234	$10,830
08/22	$10,716	$10,917	$10,460
09/22	$10,093	$10,445	$9,931
10/22	$9,857	$10,310	$9,790
11/22	$10,304	$10,689	$10,189
12/22	$10,222	$10,641	$10,144
01/23	$10,598	$10,968	$10,478
02/23	$10,269	$10,684	$10,201
03/23	$10,516	$10,956	$10,400
04/23	$10,587	$11,022	$10,454
05/23	$10,457	$10,902	$10,377
06/23	$10,375	$10,863	$10,333
07/23	$10,366	$10,856	$10,325
08/23	$10,270	$10,786	$10,240
09/23	$9,968	$10,512	$9,914
10/23	$9,774	$10,346	$9,709
11/23	$10,330	$10,815	$10,215
12/23	$10,789	$11,229	$10,656
01/24	$10,777	$11,198	$10,606
02/24	$10,572	$11,040	$10,434
03/24	$10,656	$11,142	$10,544
04/24	$10,318	$10,860	$10,225
05/24	$10,548	$11,044	$10,430
06/24	$10,681	$11,149	$10,552
07/24	$11,033	$11,409	$10,830
08/24	$11,245	$11,573	$11,005
09/24	$11,407	$11,728	$11,135
10/24	$10,995	$11,437	$10,820
11/24	$11,157	$11,558	$10,964
12/24	$10,945	$11,369	$10,784
01/25	$11,008	$11,430	$10,839
02/25	$11,345	$11,681	$11,115
03/25	$11,332	$11,685	$11,113
04/25	$11,419	$11,731	$11,145
05/25	$11,257	$11,647	$11,043
06/25	$11,482	$11,826	$11,239
07/25	$11,427	$11,795	$11,194
08/25	$11,631	$11,936	$11,374
09/25	$11,771	$12,067	$11,512
10/25	$11,860	$12,142	$11,612
11/25	$11,937	$12,217	$11,684
12/25	$11,937	$12,199	$11,709
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	9.06	(0.19)	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3 | ASR7027_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3 | ASR7027_03_12_D01_(02/26) |

Variable Portfolio – Aggressive Portfolio

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$12	0.11%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Aggressive Portfolio | Class 1 | ASR7041_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Aggressive Portfolio Class 1 ($24,206)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,530	$10,138	$9,538	$9,277	$9,436
02/16	$9,460	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,089	$10,343	$10,161	$9,980	$10,159
05/16	$10,172	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,439	$10,598	$10,571	$10,042	$10,774
08/16	$10,464	$10,586	$10,586	$10,049	$10,801
09/16	$10,496	$10,580	$10,625	$10,173	$10,818
10/16	$10,305	$10,499	$10,428	$9,965	$10,584
11/16	$10,445	$10,250	$10,590	$9,766	$11,058
12/16	$10,591	$10,265	$10,796	$10,100	$11,274
01/17	$10,788	$10,285	$10,989	$10,393	$11,486
02/17	$11,043	$10,354	$11,270	$10,542	$11,913
03/17	$11,132	$10,349	$11,348	$10,832	$11,921
04/17	$11,310	$10,428	$11,502	$11,107	$12,047
05/17	$11,500	$10,509	$11,687	$11,515	$12,171
06/17	$11,564	$10,498	$11,739	$11,495	$12,280
07/17	$11,780	$10,543	$11,954	$11,826	$12,512
08/17	$11,818	$10,638	$11,987	$11,822	$12,536
09/17	$12,028	$10,587	$12,211	$12,116	$12,842
10/17	$12,231	$10,593	$12,406	$12,300	$13,122
11/17	$12,467	$10,580	$12,645	$12,429	$13,521
12/17	$12,594	$10,628	$12,776	$12,628	$13,656
01/18	$13,153	$10,506	$13,278	$13,262	$14,375
02/18	$12,657	$10,406	$12,835	$12,663	$13,846
03/18	$12,492	$10,473	$12,651	$12,435	$13,568
04/18	$12,543	$10,395	$12,729	$12,719	$13,619
05/18	$12,664	$10,469	$12,880	$12,433	$14,004
06/18	$12,613	$10,456	$12,886	$12,281	$14,095
07/18	$12,905	$10,459	$13,202	$12,584	$14,563
08/18	$13,039	$10,526	$13,417	$12,341	$15,074
09/18	$13,045	$10,458	$13,441	$12,448	$15,099
10/18	$12,181	$10,376	$12,608	$11,457	$13,988
11/18	$12,301	$10,438	$12,761	$11,442	$14,268
12/18	$11,513	$10,630	$11,994	$10,887	$12,940
01/19	$12,314	$10,742	$12,785	$11,602	$14,051
02/19	$12,613	$10,736	$13,114	$11,898	$14,545
03/19	$12,772	$10,942	$13,291	$11,973	$14,757
04/19	$13,148	$10,945	$13,679	$12,310	$15,346
05/19	$12,492	$11,139	$13,074	$11,719	$14,353
06/19	$13,173	$11,279	$13,807	$12,414	$15,361
07/19	$13,212	$11,304	$13,886	$12,256	$15,590
08/19	$13,008	$11,597	$13,713	$11,939	$15,272
09/19	$13,167	$11,535	$13,928	$12,281	$15,540
10/19	$13,396	$11,570	$14,224	$12,722	$15,874
11/19	$13,728	$11,564	$14,564	$12,866	$16,478
12/19	$14,027	$11,556	$14,911	$13,284	$16,954
01/20	$13,982	$11,778	$14,885	$13,006	$16,935
02/20	$13,116	$11,990	$13,933	$11,831	$15,549
03/20	$11,511	$11,920	$12,397	$10,252	$13,410
04/20	$12,626	$12,132	$13,553	$10,914	$15,187
05/20	$13,224	$12,188	$14,113	$11,389	$15,999
06/20	$13,568	$12,265	$14,427	$11,777	$16,364
07/20	$14,123	$12,448	$15,009	$12,051	$17,294
08/20	$14,772	$12,348	$15,779	$12,671	$18,546
09/20	$14,371	$12,341	$15,357	$12,342	$17,871
10/20	$14,072	$12,286	$15,011	$11,849	$17,485
11/20	$15,569	$12,406	$16,621	$13,686	$19,613
12/20	$16,174	$12,424	$17,230	$14,322	$20,495
01/21	$16,091	$12,334	$17,119	$14,169	$20,404
02/21	$16,562	$12,156	$17,461	$14,487	$21,042
03/21	$16,976	$12,005	$17,864	$14,820	$21,796
04/21	$17,626	$12,099	$18,537	$15,266	$22,919
05/21	$17,875	$12,139	$18,742	$15,764	$23,024
06/21	$18,034	$12,224	$18,976	$15,587	$23,592
07/21	$18,231	$12,361	$19,233	$15,704	$23,991
08/21	$18,633	$12,337	$19,614	$15,981	$24,675
09/21	$17,938	$12,231	$18,950	$15,517	$23,568
10/21	$18,671	$12,227	$19,779	$15,899	$25,161
11/21	$18,174	$12,263	$19,401	$15,159	$24,778
12/21	$18,766	$12,232	$20,057	$15,935	$25,754
01/22	$17,900	$11,968	$19,077	$15,165	$24,239
02/22	$17,480	$11,835	$18,685	$14,897	$23,628
03/22	$17,569	$11,506	$18,949	$14,993	$24,395
04/22	$16,269	$11,069	$17,559	$14,023	$22,206
05/22	$16,308	$11,141	$17,600	$14,128	$22,176
06/22	$15,091	$10,966	$16,328	$12,817	$20,321
07/22	$16,085	$11,234	$17,461	$13,456	$22,227
08/22	$15,467	$10,917	$16,799	$12,817	$21,397
09/22	$14,123	$10,445	$15,404	$11,618	$19,413
10/22	$14,983	$10,310	$16,270	$12,242	$21,005
11/22	$16,015	$10,689	$17,305	$13,621	$22,102
12/22	$15,390	$10,641	$16,726	$13,632	$20,808
01/23	$16,403	$10,968	$17,799	$14,736	$22,241
02/23	$15,913	$10,684	$17,385	$14,429	$21,721
03/23	$16,282	$10,956	$17,837	$14,786	$22,302
04/23	$16,467	$11,022	$18,085	$15,204	$22,539
05/23	$16,308	$10,902	$17,902	$14,560	$22,627
06/23	$17,104	$10,863	$18,769	$15,223	$24,172
07/23	$17,518	$10,856	$19,289	$15,715	$25,039
08/23	$17,123	$10,786	$18,878	$15,113	$24,555
09/23	$16,358	$10,512	$18,124	$14,597	$23,386
10/23	$16,002	$10,346	$17,622	$14,005	$22,766
11/23	$17,301	$10,815	$19,094	$15,305	$24,888
12/23	$18,085	$11,229	$20,051	$16,118	$26,209
01/24	$18,212	$11,198	$20,192	$16,211	$26,499
02/24	$18,817	$11,040	$20,836	$16,508	$27,933
03/24	$19,346	$11,142	$21,415	$17,051	$28,835
04/24	$18,658	$10,860	$20,647	$16,614	$27,566
05/24	$19,486	$11,044	$21,456	$17,258	$28,868
06/24	$19,728	$11,149	$21,785	$16,979	$29,762
07/24	$20,079	$11,409	$22,267	$17,477	$30,315
08/24	$20,544	$11,573	$22,776	$18,046	$30,975
09/24	$20,837	$11,728	$23,152	$18,212	$31,616
10/24	$20,359	$11,437	$22,639	$17,222	$31,384
11/24	$21,181	$11,558	$23,500	$17,124	$33,471
12/24	$20,525	$11,369	$22,892	$16,735	$32,448
01/25	$21,174	$11,430	$23,610	$17,614	$33,473
02/25	$21,111	$11,681	$23,571	$17,956	$32,831
03/25	$20,410	$11,685	$22,780	$17,883	$30,916
04/25	$20,499	$11,731	$22,962	$18,702	$30,709
05/25	$21,410	$11,647	$23,997	$19,558	$32,655
06/25	$22,283	$11,826	$24,880	$19,989	$34,314
07/25	$22,436	$11,795	$25,090	$19,708	$35,070
08/25	$23,003	$11,936	$25,732	$20,549	$35,881
09/25	$23,582	$12,067	$26,403	$20,942	$37,120
10/25	$23,971	$12,142	$26,828	$21,188	$37,915
11/25	$24,054	$12,217	$26,942	$21,320	$38,019
12/25	$24,206	$12,199	$27,125	$21,959	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.94	8.40	9.24
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Variable Portfolio – Aggressive Portfolio | Class 1 | ASR7041_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 1 | ASR7041_01_12_D01_(02/26) |

Variable Portfolio – Aggressive Portfolio

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$39	0.36%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Aggressive Portfolio | Class 2 | ASR7041_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Aggressive Portfolio Class 2 ($23,795)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,530	$10,138	$9,538	$9,277	$9,436
02/16	$9,460	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,089	$10,343	$10,161	$9,980	$10,159
05/16	$10,172	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,439	$10,598	$10,571	$10,042	$10,774
08/16	$10,464	$10,586	$10,586	$10,049	$10,801
09/16	$10,496	$10,580	$10,625	$10,173	$10,818
10/16	$10,305	$10,499	$10,428	$9,965	$10,584
11/16	$10,445	$10,250	$10,590	$9,766	$11,058
12/16	$10,591	$10,265	$10,796	$10,100	$11,274
01/17	$10,788	$10,285	$10,989	$10,393	$11,486
02/17	$11,043	$10,354	$11,270	$10,542	$11,913
03/17	$11,132	$10,349	$11,348	$10,832	$11,921
04/17	$11,310	$10,428	$11,502	$11,107	$12,047
05/17	$11,500	$10,509	$11,687	$11,515	$12,171
06/17	$11,564	$10,498	$11,739	$11,495	$12,280
07/17	$11,780	$10,543	$11,954	$11,826	$12,512
08/17	$11,818	$10,638	$11,987	$11,822	$12,536
09/17	$12,028	$10,587	$12,211	$12,116	$12,842
10/17	$12,231	$10,593	$12,406	$12,300	$13,122
11/17	$12,467	$10,580	$12,645	$12,429	$13,521
12/17	$12,594	$10,628	$12,776	$12,628	$13,656
01/18	$13,153	$10,506	$13,278	$13,262	$14,375
02/18	$12,657	$10,406	$12,835	$12,663	$13,846
03/18	$12,492	$10,473	$12,651	$12,435	$13,568
04/18	$12,543	$10,395	$12,729	$12,719	$13,619
05/18	$12,664	$10,469	$12,880	$12,433	$14,004
06/18	$12,613	$10,456	$12,886	$12,281	$14,095
07/18	$12,905	$10,459	$13,202	$12,584	$14,563
08/18	$13,039	$10,526	$13,417	$12,341	$15,074
09/18	$13,045	$10,458	$13,441	$12,448	$15,099
10/18	$12,181	$10,376	$12,608	$11,457	$13,988
11/18	$12,301	$10,438	$12,761	$11,442	$14,268
12/18	$11,513	$10,630	$11,994	$10,887	$12,940
01/19	$12,314	$10,742	$12,785	$11,602	$14,051
02/19	$12,613	$10,736	$13,114	$11,898	$14,545
03/19	$12,765	$10,942	$13,291	$11,973	$14,757
04/19	$13,140	$10,945	$13,679	$12,310	$15,346
05/19	$12,486	$11,139	$13,074	$11,719	$14,353
06/19	$13,160	$11,279	$13,807	$12,414	$15,361
07/19	$13,198	$11,304	$13,886	$12,256	$15,590
08/19	$12,994	$11,597	$13,713	$11,939	$15,272
09/19	$13,147	$11,535	$13,928	$12,281	$15,540
10/19	$13,369	$11,570	$14,224	$12,722	$15,874
11/19	$13,700	$11,564	$14,564	$12,866	$16,478
12/19	$13,999	$11,556	$14,911	$13,284	$16,954
01/20	$13,948	$11,778	$14,885	$13,006	$16,935
02/20	$13,083	$11,990	$13,933	$11,831	$15,549
03/20	$11,481	$11,920	$12,397	$10,252	$13,410
04/20	$12,587	$12,132	$13,553	$10,914	$15,187
05/20	$13,185	$12,188	$14,113	$11,389	$15,999
06/20	$13,522	$12,265	$14,427	$11,777	$16,364
07/20	$14,069	$12,448	$15,009	$12,051	$17,294
08/20	$14,711	$12,348	$15,779	$12,671	$18,546
09/20	$14,310	$12,341	$15,357	$12,342	$17,871
10/20	$14,011	$12,286	$15,011	$11,849	$17,485
11/20	$15,499	$12,406	$16,621	$13,686	$19,613
12/20	$16,097	$12,424	$17,230	$14,322	$20,495
01/21	$16,014	$12,334	$17,119	$14,169	$20,404
02/21	$16,484	$12,156	$17,461	$14,487	$21,042
03/21	$16,885	$12,005	$17,864	$14,820	$21,796
04/21	$17,533	$12,099	$18,537	$15,266	$22,919
05/21	$17,775	$12,139	$18,742	$15,764	$23,024
06/21	$17,934	$12,224	$18,976	$15,587	$23,592
07/21	$18,125	$12,361	$19,233	$15,704	$23,991
08/21	$18,519	$12,337	$19,614	$15,981	$24,675
09/21	$17,826	$12,231	$18,950	$15,517	$23,568
10/21	$18,544	$12,227	$19,779	$15,899	$25,161
11/21	$18,048	$12,263	$19,401	$15,159	$24,778
12/21	$18,633	$12,232	$20,057	$15,935	$25,754
01/22	$17,769	$11,968	$19,077	$15,165	$24,239
02/22	$17,349	$11,835	$18,685	$14,897	$23,628
03/22	$17,432	$11,506	$18,949	$14,993	$24,395
04/22	$16,141	$11,069	$17,559	$14,023	$22,206
05/22	$16,173	$11,141	$17,600	$14,128	$22,176
06/22	$14,965	$10,966	$16,328	$12,817	$20,321
07/22	$15,950	$11,234	$17,461	$13,456	$22,227
08/22	$15,334	$10,917	$16,799	$12,817	$21,397
09/22	$13,999	$10,445	$15,404	$11,618	$19,413
10/22	$14,851	$10,310	$16,270	$12,242	$21,005
11/22	$15,861	$10,689	$17,305	$13,621	$22,102
12/22	$15,245	$10,641	$16,726	$13,632	$20,808
01/23	$16,243	$10,968	$17,799	$14,736	$22,241
02/23	$15,753	$10,684	$17,385	$14,429	$21,721
03/23	$16,116	$10,956	$17,837	$14,786	$22,302
04/23	$16,294	$11,022	$18,085	$15,204	$22,539
05/23	$16,135	$10,902	$17,902	$14,560	$22,627
06/23	$16,917	$10,863	$18,769	$15,223	$24,172
07/23	$17,330	$10,856	$19,289	$15,715	$25,039
08/23	$16,929	$10,786	$18,878	$15,113	$24,555
09/23	$16,173	$10,512	$18,124	$14,597	$23,386
10/23	$15,811	$10,346	$17,622	$14,005	$22,766
11/23	$17,095	$10,815	$19,094	$15,305	$24,888
12/23	$17,870	$11,229	$20,051	$16,118	$26,209
01/24	$17,991	$11,198	$20,192	$16,211	$26,499
02/24	$18,582	$11,040	$20,836	$16,508	$27,933
03/24	$19,104	$11,142	$21,415	$17,051	$28,835
04/24	$18,417	$10,860	$20,647	$16,614	$27,566
05/24	$19,231	$11,044	$21,456	$17,258	$28,868
06/24	$19,466	$11,149	$21,785	$16,979	$29,762
07/24	$19,809	$11,409	$22,267	$17,477	$30,315
08/24	$20,261	$11,573	$22,776	$18,046	$30,975
09/24	$20,547	$11,728	$23,152	$18,212	$31,616
10/24	$20,070	$11,437	$22,639	$17,222	$31,384
11/24	$20,877	$11,558	$23,500	$17,124	$33,471
12/24	$20,229	$11,369	$22,892	$16,735	$32,448
01/25	$20,865	$11,430	$23,610	$17,614	$33,473
02/25	$20,801	$11,681	$23,571	$17,956	$32,831
03/25	$20,102	$11,685	$22,780	$17,883	$30,916
04/25	$20,184	$11,731	$22,962	$18,702	$30,709
05/25	$21,081	$11,647	$23,997	$19,558	$32,655
06/25	$21,933	$11,826	$24,880	$19,989	$34,314
07/25	$22,079	$11,795	$25,090	$19,708	$35,070
08/25	$22,632	$11,936	$25,732	$20,549	$35,881
09/25	$23,198	$12,067	$26,403	$20,942	$37,120
10/25	$23,573	$12,142	$26,828	$21,188	$37,915
11/25	$23,649	$12,217	$26,942	$21,320	$38,019
12/25	$23,795	$12,199	$27,125	$21,959	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	17.63	8.13	9.06
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Variable Portfolio – Aggressive Portfolio | Class 2 | ASR7041_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 2 | ASR7041_02_12_D01_(02/26) |

Variable Portfolio – Aggressive Portfolio

Class 4

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$39	0.36%

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Aggressive Portfolio | Class 4 | ASR7041_04_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Aggressive Portfolio Class 4 ($23,803)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,537	$10,138	$9,538	$9,277	$9,436
02/16	$9,467	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,095	$10,343	$10,161	$9,980	$10,159
05/16	$10,171	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,444	$10,598	$10,571	$10,042	$10,774
08/16	$10,470	$10,586	$10,586	$10,049	$10,801
09/16	$10,502	$10,580	$10,625	$10,173	$10,818
10/16	$10,311	$10,499	$10,428	$9,965	$10,584
11/16	$10,444	$10,250	$10,590	$9,766	$11,058
12/16	$10,597	$10,265	$10,796	$10,100	$11,274
01/17	$10,794	$10,285	$10,989	$10,393	$11,486
02/17	$11,048	$10,354	$11,270	$10,542	$11,913
03/17	$11,137	$10,349	$11,348	$10,832	$11,921
04/17	$11,314	$10,428	$11,502	$11,107	$12,047
05/17	$11,505	$10,509	$11,687	$11,515	$12,171
06/17	$11,568	$10,498	$11,739	$11,495	$12,280
07/17	$11,784	$10,543	$11,954	$11,826	$12,512
08/17	$11,822	$10,638	$11,987	$11,822	$12,536
09/17	$12,032	$10,587	$12,211	$12,116	$12,842
10/17	$12,235	$10,593	$12,406	$12,300	$13,122
11/17	$12,470	$10,580	$12,645	$12,429	$13,521
12/17	$12,597	$10,628	$12,776	$12,628	$13,656
01/18	$13,156	$10,506	$13,278	$13,262	$14,375
02/18	$12,660	$10,406	$12,835	$12,663	$13,846
03/18	$12,495	$10,473	$12,651	$12,435	$13,568
04/18	$12,546	$10,395	$12,729	$12,719	$13,619
05/18	$12,667	$10,469	$12,880	$12,433	$14,004
06/18	$12,616	$10,456	$12,886	$12,281	$14,095
07/18	$12,908	$10,459	$13,202	$12,584	$14,563
08/18	$13,041	$10,526	$13,417	$12,341	$15,074
09/18	$13,048	$10,458	$13,441	$12,448	$15,099
10/18	$12,184	$10,376	$12,608	$11,457	$13,988
11/18	$12,305	$10,438	$12,761	$11,442	$14,268
12/18	$11,511	$10,630	$11,994	$10,887	$12,940
01/19	$12,317	$10,742	$12,785	$11,602	$14,051
02/19	$12,616	$10,736	$13,114	$11,898	$14,545
03/19	$12,768	$10,942	$13,291	$11,973	$14,757
04/19	$13,143	$10,945	$13,679	$12,310	$15,346
05/19	$12,489	$11,139	$13,074	$11,719	$14,353
06/19	$13,162	$11,279	$13,807	$12,414	$15,361
07/19	$13,200	$11,304	$13,886	$12,256	$15,590
08/19	$12,997	$11,597	$13,713	$11,939	$15,272
09/19	$13,156	$11,535	$13,928	$12,281	$15,540
10/19	$13,378	$11,570	$14,224	$12,722	$15,874
11/19	$13,708	$11,564	$14,564	$12,866	$16,478
12/19	$14,006	$11,556	$14,911	$13,284	$16,954
01/20	$13,956	$11,778	$14,885	$13,006	$16,935
02/20	$13,086	$11,990	$13,933	$11,831	$15,549
03/20	$11,479	$11,920	$12,397	$10,252	$13,410
04/20	$12,597	$12,132	$13,553	$10,914	$15,187
05/20	$13,187	$12,188	$14,113	$11,389	$15,999
06/20	$13,524	$12,265	$14,427	$11,777	$16,364
07/20	$14,076	$12,448	$15,009	$12,051	$17,294
08/20	$14,717	$12,348	$15,779	$12,671	$18,546
09/20	$14,317	$12,341	$15,357	$12,342	$17,871
10/20	$14,019	$12,286	$15,011	$11,849	$17,485
11/20	$15,505	$12,406	$16,621	$13,686	$19,613
12/20	$16,102	$12,424	$17,230	$14,322	$20,495
01/21	$16,019	$12,334	$17,119	$14,169	$20,404
02/21	$16,489	$12,156	$17,461	$14,487	$21,042
03/21	$16,889	$12,005	$17,864	$14,820	$21,796
04/21	$17,537	$12,099	$18,537	$15,266	$22,919
05/21	$17,778	$12,139	$18,742	$15,764	$23,024
06/21	$17,937	$12,224	$18,976	$15,587	$23,592
07/21	$18,127	$12,361	$19,233	$15,704	$23,991
08/21	$18,521	$12,337	$19,614	$15,981	$24,675
09/21	$17,829	$12,231	$18,950	$15,517	$23,568
10/21	$18,552	$12,227	$19,779	$15,899	$25,161
11/21	$18,057	$12,263	$19,401	$15,159	$24,778
12/21	$18,641	$12,232	$20,057	$15,935	$25,754
01/22	$17,778	$11,968	$19,077	$15,165	$24,239
02/22	$17,352	$11,835	$18,685	$14,897	$23,628
03/22	$17,441	$11,506	$18,949	$14,993	$24,395
04/22	$16,146	$11,069	$17,559	$14,023	$22,206
05/22	$16,178	$11,141	$17,600	$14,128	$22,176
06/22	$14,965	$10,966	$16,328	$12,817	$20,321
07/22	$15,956	$11,234	$17,461	$13,456	$22,227
08/22	$15,340	$10,917	$16,799	$12,817	$21,397
09/22	$14,006	$10,445	$15,404	$11,618	$19,413
10/22	$14,851	$10,310	$16,270	$12,242	$21,005
11/22	$15,867	$10,689	$17,305	$13,621	$22,102
12/22	$15,251	$10,641	$16,726	$13,632	$20,808
01/23	$16,248	$10,968	$17,799	$14,736	$22,241
02/23	$15,759	$10,684	$17,385	$14,429	$21,721
03/23	$16,121	$10,956	$17,837	$14,786	$22,302
04/23	$16,298	$11,022	$18,085	$15,204	$22,539
05/23	$16,140	$10,902	$17,902	$14,560	$22,627
06/23	$16,921	$10,863	$18,769	$15,223	$24,172
07/23	$17,333	$10,856	$19,289	$15,715	$25,039
08/23	$16,933	$10,786	$18,878	$15,113	$24,555
09/23	$16,178	$10,512	$18,124	$14,597	$23,386
10/23	$15,816	$10,346	$17,622	$14,005	$22,766
11/23	$17,105	$10,815	$19,094	$15,305	$24,888
12/23	$17,873	$11,229	$20,051	$16,118	$26,209
01/24	$17,994	$11,198	$20,192	$16,211	$26,499
02/24	$18,584	$11,040	$20,836	$16,508	$27,933
03/24	$19,105	$11,142	$21,415	$17,051	$28,835
04/24	$18,425	$10,860	$20,647	$16,614	$27,566
05/24	$19,232	$11,044	$21,456	$17,258	$28,868
06/24	$19,473	$11,149	$21,785	$16,979	$29,762
07/24	$19,816	$11,409	$22,267	$17,477	$30,315
08/24	$20,267	$11,573	$22,776	$18,046	$30,975
09/24	$20,559	$11,728	$23,152	$18,212	$31,616
10/24	$20,076	$11,437	$22,639	$17,222	$31,384
11/24	$20,883	$11,558	$23,500	$17,124	$33,471
12/24	$20,235	$11,369	$22,892	$16,735	$32,448
01/25	$20,870	$11,430	$23,610	$17,614	$33,473
02/25	$20,806	$11,681	$23,571	$17,956	$32,831
03/25	$20,108	$11,685	$22,780	$17,883	$30,916
04/25	$20,190	$11,731	$22,962	$18,702	$30,709
05/25	$21,086	$11,647	$23,997	$19,558	$32,655
06/25	$21,943	$11,826	$24,880	$19,989	$34,314
07/25	$22,089	$11,795	$25,090	$19,708	$35,070
08/25	$22,641	$11,936	$25,732	$20,549	$35,881
09/25	$23,206	$12,067	$26,403	$20,942	$37,120
10/25	$23,581	$12,142	$26,828	$21,188	$37,915
11/25	$23,657	$12,217	$26,942	$21,320	$38,019
12/25	$23,803	$12,199	$27,125	$21,959	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	17.63	8.13	9.06
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Variable Portfolio – Aggressive Portfolio | Class 4 | ASR7041_04_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 4 | ASR7041_04_12_D01_(02/26) |

Variable Portfolio – Conservative Portfolio

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.13%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Conservative Portfolio | Class 1 | ASR7042_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Conservative Portfolio Class 1 ($14,404)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,960	$9,277	$9,988	$10,138	$9,436
02/16	$9,976	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,264	$9,980	$10,303	$10,343	$10,159
05/16	$10,288	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,552	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,560	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,424	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,935	$12,116	$10,983	$10,587	$12,842
10/17	$10,991	$12,300	$11,032	$10,593	$13,122
11/17	$11,047	$12,429	$11,074	$10,580	$13,521
12/17	$11,111	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,999	$12,663	$10,982	$10,406	$13,846
03/18	$11,007	$12,435	$10,995	$10,473	$13,568
04/18	$10,951	$12,719	$10,951	$10,395	$13,619
05/18	$11,015	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,119	$12,341	$11,201	$10,526	$15,074
09/18	$11,071	$12,448	$11,152	$10,458	$15,099
10/18	$10,799	$11,457	$10,913	$10,376	$13,988
11/18	$10,855	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,143	$11,898	$11,318	$10,736	$14,545
03/19	$11,319	$11,973	$11,519	$10,942	$14,757
04/19	$11,391	$12,310	$11,605	$10,945	$15,346
05/19	$11,383	$11,719	$11,631	$11,139	$14,353
06/19	$11,639	$12,414	$11,904	$11,279	$15,361
07/19	$11,655	$12,256	$11,941	$11,304	$15,590
08/19	$11,807	$11,939	$12,135	$11,597	$15,272
09/19	$11,775	$12,281	$12,134	$11,535	$15,540
10/19	$11,855	$12,722	$12,226	$11,570	$15,874
11/19	$11,910	$12,866	$12,295	$11,564	$16,478
12/19	$11,974	$13,284	$12,362	$11,556	$16,954
01/20	$12,134	$13,006	$12,535	$11,778	$16,935
02/20	$12,086	$11,831	$12,503	$11,990	$15,549
03/20	$11,463	$10,252	$12,104	$11,920	$13,410
04/20	$11,886	$10,914	$12,547	$12,132	$15,187
05/20	$12,102	$11,389	$12,721	$12,188	$15,999
06/20	$12,262	$11,777	$12,851	$12,265	$16,364
07/20	$12,566	$12,051	$13,125	$12,448	$17,294
08/20	$12,646	$12,671	$13,214	$12,348	$18,546
09/20	$12,558	$12,342	$13,120	$12,341	$17,871
10/20	$12,470	$11,849	$13,002	$12,286	$17,485
11/20	$12,942	$13,686	$13,447	$12,406	$19,613
12/20	$13,118	$14,322	$13,584	$12,424	$20,495
01/21	$13,054	$14,169	$13,489	$12,334	$20,404
02/21	$12,998	$14,487	$13,410	$12,156	$21,042
03/21	$12,990	$14,820	$13,362	$12,005	$21,796
04/21	$13,205	$15,266	$13,567	$12,099	$22,919
05/21	$13,269	$15,764	$13,637	$12,139	$23,024
06/21	$13,373	$15,587	$13,752	$12,224	$23,592
07/21	$13,509	$15,704	$13,914	$12,361	$23,991
08/21	$13,573	$15,981	$13,963	$12,337	$24,675
09/21	$13,357	$15,517	$13,754	$12,231	$23,568
10/21	$13,493	$15,899	$13,902	$12,227	$25,161
11/21	$13,413	$15,159	$13,866	$12,263	$24,778
12/21	$13,517	$15,935	$13,957	$12,232	$25,754
01/22	$13,149	$15,165	$13,561	$11,968	$24,239
02/22	$12,950	$14,897	$13,378	$11,835	$23,628
03/22	$12,702	$14,993	$13,146	$11,506	$24,395
04/22	$12,094	$14,023	$12,531	$11,069	$22,206
05/22	$12,134	$14,128	$12,599	$11,141	$22,176
06/22	$11,711	$12,817	$12,223	$10,966	$20,321
07/22	$12,126	$13,456	$12,659	$11,234	$22,227
08/22	$11,767	$12,817	$12,271	$10,917	$21,397
09/22	$11,087	$11,618	$11,618	$10,445	$19,413
10/22	$11,127	$12,242	$11,669	$10,310	$21,005
11/22	$11,623	$13,621	$12,176	$10,689	$22,102
12/22	$11,455	$13,632	$12,033	$10,641	$20,808
01/23	$11,942	$14,736	$12,504	$10,968	$22,241
02/23	$11,623	$14,429	$12,188	$10,684	$21,721
03/23	$11,918	$14,786	$12,500	$10,956	$22,302
04/23	$11,998	$15,204	$12,600	$11,022	$22,539
05/23	$11,855	$14,560	$12,465	$10,902	$22,627
06/23	$11,974	$15,223	$12,583	$10,863	$24,172
07/23	$12,038	$15,715	$12,664	$10,856	$25,039
08/23	$11,910	$15,113	$12,536	$10,786	$24,555
09/23	$11,535	$14,597	$12,171	$10,512	$23,386
10/23	$11,319	$14,005	$11,943	$10,346	$22,766
11/23	$11,950	$15,305	$12,598	$10,815	$24,888
12/23	$12,446	$16,118	$13,118	$11,229	$26,209
01/24	$12,462	$16,211	$13,114	$11,198	$26,499
02/24	$12,422	$16,508	$13,079	$11,040	$27,933
03/24	$12,606	$17,051	$13,261	$11,142	$28,835
04/24	$12,246	$16,614	$12,891	$10,860	$27,566
05/24	$12,550	$17,258	$13,181	$11,044	$28,868
06/24	$12,702	$16,979	$13,325	$11,149	$29,762
07/24	$12,982	$17,477	$13,632	$11,409	$30,315
08/24	$13,213	$18,046	$13,857	$11,573	$30,975
09/24	$13,405	$18,212	$14,053	$11,728	$31,616
10/24	$13,062	$17,222	$13,714	$11,437	$31,384
11/24	$13,309	$17,124	$13,953	$11,558	$33,471
12/24	$13,030	$16,735	$13,692	$11,369	$32,448
01/25	$13,189	$17,614	$13,853	$11,430	$33,473
02/25	$13,397	$17,956	$14,076	$11,681	$32,831
03/25	$13,269	$17,883	$13,962	$11,685	$30,916
04/25	$13,325	$18,702	$14,031	$11,731	$30,709
05/25	$13,397	$19,558	$14,114	$11,647	$32,655
06/25	$13,733	$19,989	$14,407	$11,826	$34,314
07/25	$13,741	$19,708	$14,409	$11,795	$35,070
08/25	$13,973	$20,549	$14,630	$11,936	$35,881
09/25	$14,181	$20,942	$14,845	$12,067	$37,120
10/25	$14,309	$21,188	$14,974	$12,142	$37,915
11/25	$14,396	$21,320	$15,060	$12,217	$38,019
12/25	$14,404	$21,959	$15,069	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	10.55	1.89	3.72
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Variable Portfolio – Conservative Portfolio | Class 1 | ASR7042_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Asset Categories

Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 1 | ASR7042_01_12_D01_(02/26) |

Variable Portfolio – Conservative Portfolio

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.38%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Conservative Portfolio | Class 2 | ASR7042_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Conservative Portfolio Class 2 ($14,149)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,960	$9,277	$9,988	$10,138	$9,436
02/16	$9,976	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,264	$9,980	$10,303	$10,343	$10,159
05/16	$10,288	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,552	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,560	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,424	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,935	$12,116	$10,983	$10,587	$12,842
10/17	$10,991	$12,300	$11,032	$10,593	$13,122
11/17	$11,047	$12,429	$11,074	$10,580	$13,521
12/17	$11,111	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,999	$12,663	$10,982	$10,406	$13,846
03/18	$11,007	$12,435	$10,995	$10,473	$13,568
04/18	$10,951	$12,719	$10,951	$10,395	$13,619
05/18	$11,015	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,119	$12,341	$11,201	$10,526	$15,074
09/18	$11,071	$12,448	$11,152	$10,458	$15,099
10/18	$10,799	$11,457	$10,913	$10,376	$13,988
11/18	$10,855	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,135	$11,898	$11,318	$10,736	$14,545
03/19	$11,311	$11,973	$11,519	$10,942	$14,757
04/19	$11,383	$12,310	$11,605	$10,945	$15,346
05/19	$11,367	$11,719	$11,631	$11,139	$14,353
06/19	$11,631	$12,414	$11,904	$11,279	$15,361
07/19	$11,639	$12,256	$11,941	$11,304	$15,590
08/19	$11,783	$11,939	$12,135	$11,597	$15,272
09/19	$11,759	$12,281	$12,134	$11,535	$15,540
10/19	$11,831	$12,722	$12,226	$11,570	$15,874
11/19	$11,886	$12,866	$12,295	$11,564	$16,478
12/19	$11,942	$13,284	$12,362	$11,556	$16,954
01/20	$12,102	$13,006	$12,535	$11,778	$16,935
02/20	$12,054	$11,831	$12,503	$11,990	$15,549
03/20	$11,431	$10,252	$12,104	$11,920	$13,410
04/20	$11,847	$10,914	$12,547	$12,132	$15,187
05/20	$12,062	$11,389	$12,721	$12,188	$15,999
06/20	$12,222	$11,777	$12,851	$12,265	$16,364
07/20	$12,518	$12,051	$13,125	$12,448	$17,294
08/20	$12,598	$12,671	$13,214	$12,348	$18,546
09/20	$12,502	$12,342	$13,120	$12,341	$17,871
10/20	$12,414	$11,849	$13,002	$12,286	$17,485
11/20	$12,878	$13,686	$13,447	$12,406	$19,613
12/20	$13,054	$14,322	$13,584	$12,424	$20,495
01/21	$12,982	$14,169	$13,489	$12,334	$20,404
02/21	$12,926	$14,487	$13,410	$12,156	$21,042
03/21	$12,918	$14,820	$13,362	$12,005	$21,796
04/21	$13,126	$15,266	$13,567	$12,099	$22,919
05/21	$13,189	$15,764	$13,637	$12,139	$23,024
06/21	$13,285	$15,587	$13,752	$12,224	$23,592
07/21	$13,421	$15,704	$13,914	$12,361	$23,991
08/21	$13,485	$15,981	$13,963	$12,337	$24,675
09/21	$13,269	$15,517	$13,754	$12,231	$23,568
10/21	$13,397	$15,899	$13,902	$12,227	$25,161
11/21	$13,317	$15,159	$13,866	$12,263	$24,778
12/21	$13,421	$15,935	$13,957	$12,232	$25,754
01/22	$13,054	$15,165	$13,561	$11,968	$24,239
02/22	$12,846	$14,897	$13,378	$11,835	$23,628
03/22	$12,598	$14,993	$13,146	$11,506	$24,395
04/22	$11,998	$14,023	$12,531	$11,069	$22,206
05/22	$12,030	$14,128	$12,599	$11,141	$22,176
06/22	$11,607	$12,817	$12,223	$10,966	$20,321
07/22	$12,022	$13,456	$12,659	$11,234	$22,227
08/22	$11,655	$12,817	$12,271	$10,917	$21,397
09/22	$10,983	$11,618	$11,618	$10,445	$19,413
10/22	$11,023	$12,242	$11,669	$10,310	$21,005
11/22	$11,503	$13,621	$12,176	$10,689	$22,102
12/22	$11,335	$13,632	$12,033	$10,641	$20,808
01/23	$11,823	$14,736	$12,504	$10,968	$22,241
02/23	$11,503	$14,429	$12,188	$10,684	$21,721
03/23	$11,791	$14,786	$12,500	$10,956	$22,302
04/23	$11,871	$15,204	$12,600	$11,022	$22,539
05/23	$11,727	$14,560	$12,465	$10,902	$22,627
06/23	$11,839	$15,223	$12,583	$10,863	$24,172
07/23	$11,902	$15,715	$12,664	$10,856	$25,039
08/23	$11,775	$15,113	$12,536	$10,786	$24,555
09/23	$11,399	$14,597	$12,171	$10,512	$23,386
10/23	$11,183	$14,005	$11,943	$10,346	$22,766
11/23	$11,807	$15,305	$12,598	$10,815	$24,888
12/23	$12,294	$16,118	$13,118	$11,229	$26,209
01/24	$12,302	$16,211	$13,114	$11,198	$26,499
02/24	$12,262	$16,508	$13,079	$11,040	$27,933
03/24	$12,438	$17,051	$13,261	$11,142	$28,835
04/24	$12,086	$16,614	$12,891	$10,860	$27,566
05/24	$12,382	$17,258	$13,181	$11,044	$28,868
06/24	$12,534	$16,979	$13,325	$11,149	$29,762
07/24	$12,806	$17,477	$13,632	$11,409	$30,315
08/24	$13,030	$18,046	$13,857	$11,573	$30,975
09/24	$13,213	$18,212	$14,053	$11,728	$31,616
10/24	$12,870	$17,222	$13,714	$11,437	$31,384
11/24	$13,110	$17,124	$13,953	$11,558	$33,471
12/24	$12,838	$16,735	$13,692	$11,369	$32,448
01/25	$12,990	$17,614	$13,853	$11,430	$33,473
02/25	$13,197	$17,956	$14,076	$11,681	$32,831
03/25	$13,062	$17,883	$13,962	$11,685	$30,916
04/25	$13,118	$18,702	$14,031	$11,731	$30,709
05/25	$13,181	$19,558	$14,114	$11,647	$32,655
06/25	$13,509	$19,989	$14,407	$11,826	$34,314
07/25	$13,517	$19,708	$14,409	$11,795	$35,070
08/25	$13,741	$20,549	$14,630	$11,936	$35,881
09/25	$13,941	$20,942	$14,845	$12,067	$37,120
10/25	$14,069	$21,188	$14,974	$12,142	$37,915
11/25	$14,149	$21,320	$15,060	$12,217	$38,019
12/25	$14,149	$21,959	$15,069	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	10.21	1.62	3.53
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Variable Portfolio – Conservative Portfolio | Class 2 | ASR7042_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Asset Categories

Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 2 | ASR7042_02_12_D01_(02/26) |

Variable Portfolio – Conservative Portfolio

Class 4

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.38%

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Conservative Portfolio | Class 4 | ASR7042_04_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Conservative Portfolio Class 4 ($14,149)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,952	$9,277	$9,988	$10,138	$9,436
02/16	$9,968	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,256	$9,980	$10,303	$10,343	$10,159
05/16	$10,280	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,544	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,552	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,416	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,927	$12,116	$10,983	$10,587	$12,842
10/17	$10,983	$12,300	$11,032	$10,593	$13,122
11/17	$11,039	$12,429	$11,074	$10,580	$13,521
12/17	$11,103	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,991	$12,663	$10,982	$10,406	$13,846
03/18	$10,999	$12,435	$10,995	$10,473	$13,568
04/18	$10,943	$12,719	$10,951	$10,395	$13,619
05/18	$11,007	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,111	$12,341	$11,201	$10,526	$15,074
09/18	$11,063	$12,448	$11,152	$10,458	$15,099
10/18	$10,791	$11,457	$10,913	$10,376	$13,988
11/18	$10,847	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,135	$11,898	$11,318	$10,736	$14,545
03/19	$11,311	$11,973	$11,519	$10,942	$14,757
04/19	$11,375	$12,310	$11,605	$10,945	$15,346
05/19	$11,367	$11,719	$11,631	$11,139	$14,353
06/19	$11,623	$12,414	$11,904	$11,279	$15,361
07/19	$11,631	$12,256	$11,941	$11,304	$15,590
08/19	$11,783	$11,939	$12,135	$11,597	$15,272
09/19	$11,751	$12,281	$12,134	$11,535	$15,540
10/19	$11,823	$12,722	$12,226	$11,570	$15,874
11/19	$11,879	$12,866	$12,295	$11,564	$16,478
12/19	$11,942	$13,284	$12,362	$11,556	$16,954
01/20	$12,102	$13,006	$12,535	$11,778	$16,935
02/20	$12,046	$11,831	$12,503	$11,990	$15,549
03/20	$11,431	$10,252	$12,104	$11,920	$13,410
04/20	$11,847	$10,914	$12,547	$12,132	$15,187
05/20	$12,054	$11,389	$12,721	$12,188	$15,999
06/20	$12,214	$11,777	$12,851	$12,265	$16,364
07/20	$12,510	$12,051	$13,125	$12,448	$17,294
08/20	$12,590	$12,671	$13,214	$12,348	$18,546
09/20	$12,494	$12,342	$13,120	$12,341	$17,871
10/20	$12,414	$11,849	$13,002	$12,286	$17,485
11/20	$12,870	$13,686	$13,447	$12,406	$19,613
12/20	$13,046	$14,322	$13,584	$12,424	$20,495
01/21	$12,982	$14,169	$13,489	$12,334	$20,404
02/21	$12,926	$14,487	$13,410	$12,156	$21,042
03/21	$12,918	$14,820	$13,362	$12,005	$21,796
04/21	$13,118	$15,266	$13,567	$12,099	$22,919
05/21	$13,181	$15,764	$13,637	$12,139	$23,024
06/21	$13,285	$15,587	$13,752	$12,224	$23,592
07/21	$13,413	$15,704	$13,914	$12,361	$23,991
08/21	$13,477	$15,981	$13,963	$12,337	$24,675
09/21	$13,261	$15,517	$13,754	$12,231	$23,568
10/21	$13,389	$15,899	$13,902	$12,227	$25,161
11/21	$13,309	$15,159	$13,866	$12,263	$24,778
12/21	$13,413	$15,935	$13,957	$12,232	$25,754
01/22	$13,046	$15,165	$13,561	$11,968	$24,239
02/22	$12,846	$14,897	$13,378	$11,835	$23,628
03/22	$12,590	$14,993	$13,146	$11,506	$24,395
04/22	$11,990	$14,023	$12,531	$11,069	$22,206
05/22	$12,030	$14,128	$12,599	$11,141	$22,176
06/22	$11,607	$12,817	$12,223	$10,966	$20,321
07/22	$12,014	$13,456	$12,659	$11,234	$22,227
08/22	$11,655	$12,817	$12,271	$10,917	$21,397
09/22	$10,983	$11,618	$11,618	$10,445	$19,413
10/22	$11,015	$12,242	$11,669	$10,310	$21,005
11/22	$11,503	$13,621	$12,176	$10,689	$22,102
12/22	$11,335	$13,632	$12,033	$10,641	$20,808
01/23	$11,815	$14,736	$12,504	$10,968	$22,241
02/23	$11,495	$14,429	$12,188	$10,684	$21,721
03/23	$11,791	$14,786	$12,500	$10,956	$22,302
04/23	$11,863	$15,204	$12,600	$11,022	$22,539
05/23	$11,727	$14,560	$12,465	$10,902	$22,627
06/23	$11,839	$15,223	$12,583	$10,863	$24,172
07/23	$11,902	$15,715	$12,664	$10,856	$25,039
08/23	$11,775	$15,113	$12,536	$10,786	$24,555
09/23	$11,391	$14,597	$12,171	$10,512	$23,386
10/23	$11,175	$14,005	$11,943	$10,346	$22,766
11/23	$11,799	$15,305	$12,598	$10,815	$24,888
12/23	$12,286	$16,118	$13,118	$11,229	$26,209
01/24	$12,294	$16,211	$13,114	$11,198	$26,499
02/24	$12,262	$16,508	$13,079	$11,040	$27,933
03/24	$12,438	$17,051	$13,261	$11,142	$28,835
04/24	$12,078	$16,614	$12,891	$10,860	$27,566
05/24	$12,374	$17,258	$13,181	$11,044	$28,868
06/24	$12,526	$16,979	$13,325	$11,149	$29,762
07/24	$12,798	$17,477	$13,632	$11,409	$30,315
08/24	$13,022	$18,046	$13,857	$11,573	$30,975
09/24	$13,213	$18,212	$14,053	$11,728	$31,616
10/24	$12,862	$17,222	$13,714	$11,437	$31,384
11/24	$13,110	$17,124	$13,953	$11,558	$33,471
12/24	$12,838	$16,735	$13,692	$11,369	$32,448
01/25	$12,982	$17,614	$13,853	$11,430	$33,473
02/25	$13,189	$17,956	$14,076	$11,681	$32,831
03/25	$13,054	$17,883	$13,962	$11,685	$30,916
04/25	$13,110	$18,702	$14,031	$11,731	$30,709
05/25	$13,181	$19,558	$14,114	$11,647	$32,655
06/25	$13,509	$19,989	$14,407	$11,826	$34,314
07/25	$13,517	$19,708	$14,409	$11,795	$35,070
08/25	$13,733	$20,549	$14,630	$11,936	$35,881
09/25	$13,941	$20,942	$14,845	$12,067	$37,120
10/25	$14,061	$21,188	$14,974	$12,142	$37,915
11/25	$14,149	$21,320	$15,060	$12,217	$38,019
12/25	$14,149	$21,959	$15,069	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	10.21	1.64	3.53
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Variable Portfolio – Conservative Portfolio | Class 4 | ASR7042_04_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Asset Categories

Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 4 | ASR7042_04_12_D01_(02/26) |

Variable Portfolio – Managed Volatility Moderate Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$27	0.25%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1 | ASR7048_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 ($17,909)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)
12/15	$10,000	$10,000	$10,000
01/16	$9,692	$10,138	$9,763
02/16	$9,675	$10,210	$9,770
03/16	$10,050	$10,303	$10,150
04/16	$10,133	$10,343	$10,236
05/16	$10,175	$10,345	$10,287
06/16	$10,175	$10,531	$10,336
07/16	$10,417	$10,598	$10,590
08/16	$10,417	$10,586	$10,595
09/16	$10,417	$10,580	$10,617
10/16	$10,250	$10,499	$10,464
11/16	$10,233	$10,250	$10,472
12/16	$10,342	$10,265	$10,605
01/17	$10,475	$10,285	$10,731
02/17	$10,683	$10,354	$10,930
03/17	$10,733	$10,349	$10,975
04/17	$10,867	$10,428	$11,100
05/17	$11,025	$10,509	$11,244
06/17	$11,050	$10,498	$11,271
07/17	$11,208	$10,543	$11,418
08/17	$11,250	$10,638	$11,476
09/17	$11,392	$10,587	$11,590
10/17	$11,533	$10,593	$11,708
11/17	$11,717	$10,580	$11,843
12/17	$11,825	$10,628	$11,940
01/18	$12,225	$10,506	$12,182
02/18	$11,833	$10,406	$11,884
03/18	$11,725	$10,473	$11,807
04/18	$11,700	$10,395	$11,819
05/18	$11,800	$10,469	$11,938
06/18	$11,767	$10,456	$11,936
07/18	$11,958	$10,459	$12,120
08/18	$12,100	$10,526	$12,273
09/18	$12,092	$10,458	$12,257
10/18	$11,483	$10,376	$11,746
11/18	$11,567	$10,438	$11,861
12/18	$11,133	$10,630	$11,498
01/19	$11,650	$10,742	$12,017
02/19	$11,842	$10,736	$12,208
03/19	$12,009	$10,942	$12,399
04/19	$12,259	$10,945	$12,626
05/19	$11,858	$11,139	$12,361
06/19	$12,376	$11,279	$12,853
07/19	$12,401	$11,304	$12,909
08/19	$12,317	$11,597	$12,934
09/19	$12,392	$11,535	$13,035
10/19	$12,534	$11,570	$13,223
11/19	$12,751	$11,564	$13,418
12/19	$12,960	$11,556	$13,614
01/20	$12,968	$11,778	$13,697
02/20	$12,509	$11,990	$13,242
03/20	$11,675	$11,920	$12,301
04/20	$12,401	$12,132	$13,100
05/20	$12,710	$12,188	$13,461
06/20	$12,901	$12,265	$13,680
07/20	$13,269	$12,448	$14,102
08/20	$13,594	$12,348	$14,511
09/20	$13,344	$12,341	$14,266
10/20	$13,144	$12,286	$14,040
11/20	$13,978	$12,406	$15,034
12/20	$14,337	$12,424	$15,386
01/21	$14,287	$12,334	$15,282
02/21	$14,412	$12,156	$15,390
03/21	$14,529	$12,005	$15,540
04/21	$14,921	$12,099	$15,952
05/21	$15,038	$12,139	$16,082
06/21	$15,155	$12,224	$16,250
07/21	$15,347	$12,361	$16,455
08/21	$15,597	$12,337	$16,647
09/21	$15,138	$12,231	$16,241
10/21	$15,547	$12,227	$16,683
11/21	$15,338	$12,263	$16,503
12/21	$15,630	$12,232	$16,836
01/22	$14,996	$11,968	$16,186
02/22	$14,687	$11,835	$15,910
03/22	$14,504	$11,506	$15,885
04/22	$13,619	$11,069	$14,930
05/22	$13,661	$11,141	$14,988
06/22	$12,968	$10,966	$14,223
07/22	$13,602	$11,234	$14,970
08/22	$13,127	$10,917	$14,457
09/22	$12,234	$10,445	$13,472
10/22	$12,501	$10,310	$13,880
11/22	$13,135	$10,689	$14,624
12/22	$12,826	$10,641	$14,293
01/23	$13,444	$10,968	$15,031
02/23	$13,068	$10,684	$14,666
03/23	$13,386	$10,956	$15,045
04/23	$13,486	$11,022	$15,210
05/23	$13,319	$10,902	$15,051
06/23	$13,728	$10,863	$15,487
07/23	$13,970	$10,856	$15,751
08/23	$13,711	$10,786	$15,504
09/23	$13,194	$10,512	$14,969
10/23	$12,910	$10,346	$14,621
11/23	$13,794	$10,815	$15,633
12/23	$14,429	$11,229	$16,347
01/24	$14,479	$11,198	$16,402
02/24	$14,746	$11,040	$16,642
03/24	$15,096	$11,142	$16,988
04/24	$14,587	$10,860	$16,447
05/24	$15,113	$11,044	$16,954
06/24	$15,297	$11,149	$17,177
07/24	$15,622	$11,409	$17,565
08/24	$15,939	$11,573	$17,910
09/24	$16,181	$11,728	$18,185
10/24	$15,789	$11,437	$17,764
11/24	$16,256	$11,558	$18,257
12/24	$15,831	$11,369	$17,850
01/25	$16,189	$11,430	$18,235
02/25	$16,248	$11,681	$18,366
03/25	$15,864	$11,685	$17,984
04/25	$15,847	$11,731	$18,100
05/25	$16,248	$11,647	$18,561
06/25	$16,765	$11,826	$19,095
07/25	$16,832	$11,795	$19,177
08/25	$17,199	$11,936	$19,570
09/25	$17,558	$12,067	$19,969
10/25	$17,775	$12,142	$20,217
11/25	$17,850	$12,217	$20,318
12/25	$17,909	$12,199	$20,393
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.13	4.55	6.00
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$11,485,203,081
Total number of portfolio holdings	269
Management services fees (represents 0.18% of Fund average net assets)	$20,805,748
Portfolio turnover for the reporting period	178%

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1 | ASR7048_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Equity Risk	10.8%
Foreign Exchange Risk	7.7%
Interest Rate Risk	5.0%
Short
Equity Risk	27.6%
Foreign Exchange Risk	4.0%
Interest Rate Risk	0.0%

Asset Categories

Equity Funds	47.2%
Fixed Income Funds	25.5%
Money Market Funds	15.9%
Exchange-Traded Equity Funds	5.9%
Residential Mortgage-Backed Securities - Agency	5.7%
Exchange-Traded Fixed Income Funds	3.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1 | ASR7048_01_12_D01_(02/26) |

Variable Portfolio – Managed Volatility Moderate Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$53	0.50%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2 | ASR7048_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 ($17,608)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)
12/15	$10,000	$10,000	$10,000
01/16	$9,692	$10,138	$9,763
02/16	$9,675	$10,210	$9,770
03/16	$10,050	$10,303	$10,150
04/16	$10,133	$10,343	$10,236
05/16	$10,175	$10,345	$10,287
06/16	$10,175	$10,531	$10,336
07/16	$10,417	$10,598	$10,590
08/16	$10,417	$10,586	$10,595
09/16	$10,417	$10,580	$10,617
10/16	$10,250	$10,499	$10,464
11/16	$10,233	$10,250	$10,472
12/16	$10,342	$10,265	$10,605
01/17	$10,475	$10,285	$10,731
02/17	$10,683	$10,354	$10,930
03/17	$10,733	$10,349	$10,975
04/17	$10,867	$10,428	$11,100
05/17	$11,025	$10,509	$11,244
06/17	$11,050	$10,498	$11,271
07/17	$11,208	$10,543	$11,418
08/17	$11,250	$10,638	$11,476
09/17	$11,392	$10,587	$11,590
10/17	$11,533	$10,593	$11,708
11/17	$11,717	$10,580	$11,843
12/17	$11,825	$10,628	$11,940
01/18	$12,225	$10,506	$12,182
02/18	$11,833	$10,406	$11,884
03/18	$11,725	$10,473	$11,807
04/18	$11,700	$10,395	$11,819
05/18	$11,800	$10,469	$11,938
06/18	$11,767	$10,456	$11,936
07/18	$11,958	$10,459	$12,120
08/18	$12,100	$10,526	$12,273
09/18	$12,092	$10,458	$12,257
10/18	$11,483	$10,376	$11,746
11/18	$11,567	$10,438	$11,861
12/18	$11,133	$10,630	$11,498
01/19	$11,650	$10,742	$12,017
02/19	$11,842	$10,736	$12,208
03/19	$12,000	$10,942	$12,399
04/19	$12,250	$10,945	$12,626
05/19	$11,850	$11,139	$12,361
06/19	$12,358	$11,279	$12,853
07/19	$12,383	$11,304	$12,909
08/19	$12,308	$11,597	$12,934
09/19	$12,375	$11,535	$13,035
10/19	$12,517	$11,570	$13,223
11/19	$12,733	$11,564	$13,418
12/19	$12,933	$11,556	$13,614
01/20	$12,933	$11,778	$13,697
02/20	$12,475	$11,990	$13,242
03/20	$11,650	$11,920	$12,301
04/20	$12,367	$12,132	$13,100
05/20	$12,675	$12,188	$13,461
06/20	$12,858	$12,265	$13,680
07/20	$13,225	$12,448	$14,102
08/20	$13,542	$12,348	$14,511
09/20	$13,292	$12,341	$14,266
10/20	$13,092	$12,286	$14,040
11/20	$13,925	$12,406	$15,034
12/20	$14,275	$12,424	$15,386
01/21	$14,217	$12,334	$15,282
02/21	$14,342	$12,156	$15,390
03/21	$14,450	$12,005	$15,540
04/21	$14,842	$12,099	$15,952
05/21	$14,950	$12,139	$16,082
06/21	$15,067	$12,224	$16,250
07/21	$15,258	$12,361	$16,455
08/21	$15,500	$12,337	$16,647
09/21	$15,042	$12,231	$16,241
10/21	$15,442	$12,227	$16,683
11/21	$15,233	$12,263	$16,503
12/21	$15,517	$12,232	$16,836
01/22	$14,883	$11,968	$16,186
02/22	$14,575	$11,835	$15,910
03/22	$14,392	$11,506	$15,885
04/22	$13,508	$11,069	$14,930
05/22	$13,558	$11,141	$14,988
06/22	$12,858	$10,966	$14,223
07/22	$13,492	$11,234	$14,970
08/22	$13,008	$10,917	$14,457
09/22	$12,125	$10,445	$13,472
10/22	$12,383	$10,310	$13,880
11/22	$13,017	$10,689	$14,624
12/22	$12,700	$10,641	$14,293
01/23	$13,317	$10,968	$15,031
02/23	$12,942	$10,684	$14,666
03/23	$13,250	$10,956	$15,045
04/23	$13,342	$11,022	$15,210
05/23	$13,183	$10,902	$15,051
06/23	$13,575	$10,863	$15,487
07/23	$13,817	$10,856	$15,751
08/23	$13,558	$10,786	$15,504
09/23	$13,050	$10,512	$14,969
10/23	$12,758	$10,346	$14,621
11/23	$13,633	$10,815	$15,633
12/23	$14,258	$11,229	$16,347
01/24	$14,300	$11,198	$16,402
02/24	$14,567	$11,040	$16,642
03/24	$14,908	$11,142	$16,988
04/24	$14,400	$10,860	$16,447
05/24	$14,917	$11,044	$16,954
06/24	$15,100	$11,149	$17,177
07/24	$15,417	$11,409	$17,565
08/24	$15,717	$11,573	$17,910
09/24	$15,958	$11,728	$18,185
10/24	$15,567	$11,437	$17,764
11/24	$16,025	$11,558	$18,257
12/24	$15,600	$11,369	$17,850
01/25	$15,950	$11,430	$18,235
02/25	$16,008	$11,681	$18,366
03/25	$15,625	$11,685	$17,984
04/25	$15,608	$11,731	$18,100
05/25	$15,992	$11,647	$18,561
06/25	$16,500	$11,826	$19,095
07/25	$16,567	$11,795	$19,177
08/25	$16,925	$11,936	$19,570
09/25	$17,275	$12,067	$19,969
10/25	$17,483	$12,142	$20,217
11/25	$17,558	$12,217	$20,318
12/25	$17,608	$12,199	$20,393
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.87	4.29	5.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$11,485,203,081
Total number of portfolio holdings	269
Management services fees (represents 0.18% of Fund average net assets)	$20,805,748
Portfolio turnover for the reporting period	178%

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2 | ASR7048_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Equity Risk	10.8%
Foreign Exchange Risk	7.7%
Interest Rate Risk	5.0%
Short
Equity Risk	27.6%
Foreign Exchange Risk	4.0%
Interest Rate Risk	0.0%

Asset Categories

Equity Funds	47.2%
Fixed Income Funds	25.5%
Money Market Funds	15.9%
Exchange-Traded Equity Funds	5.9%
Residential Mortgage-Backed Securities - Agency	5.7%
Exchange-Traded Fixed Income Funds	3.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2 | ASR7048_02_12_D01_(02/26) |

Variable Portfolio – Moderate Portfolio

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.12%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderate Portfolio | Class 1 | ASR7049_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderate Portfolio Class 1 ($18,955)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,754	$9,277	$9,763	$10,138	$9,436
02/16	$9,726	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,183	$9,980	$10,236	$10,343	$10,159
05/16	$10,232	$9,890	$10,287	$10,345	$10,341
06/16	$10,246	$9,558	$10,336	$10,531	$10,362
07/16	$10,513	$10,042	$10,590	$10,598	$10,774
08/16	$10,527	$10,049	$10,595	$10,586	$10,801
09/16	$10,541	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,604	$10,393	$10,731	$10,285	$11,486
02/17	$10,787	$10,542	$10,930	$10,354	$11,913
03/17	$10,836	$10,832	$10,975	$10,349	$11,921
04/17	$10,983	$11,107	$11,100	$10,428	$12,047
05/17	$11,138	$11,515	$11,244	$10,509	$12,171
06/17	$11,173	$11,495	$11,271	$10,498	$12,280
07/17	$11,327	$11,826	$11,418	$10,543	$12,512
08/17	$11,383	$11,822	$11,476	$10,638	$12,536
09/17	$11,489	$12,116	$11,590	$10,587	$12,842
10/17	$11,622	$12,300	$11,708	$10,593	$13,122
11/17	$11,756	$12,429	$11,843	$10,580	$13,521
12/17	$11,847	$12,628	$11,940	$10,628	$13,656
01/18	$12,156	$13,262	$12,182	$10,506	$14,375
02/18	$11,826	$12,663	$11,884	$10,406	$13,846
03/18	$11,756	$12,435	$11,807	$10,473	$13,568
04/18	$11,735	$12,719	$11,819	$10,395	$13,619
05/18	$11,826	$12,433	$11,938	$10,469	$14,004
06/18	$11,784	$12,281	$11,936	$10,456	$14,095
07/18	$11,959	$12,584	$12,120	$10,459	$14,563
08/18	$12,058	$12,341	$12,273	$10,526	$15,074
09/18	$12,037	$12,448	$12,257	$10,458	$15,099
10/18	$11,489	$11,457	$11,746	$10,376	$13,988
11/18	$11,587	$11,442	$11,861	$10,438	$14,268
12/18	$11,187	$10,887	$11,498	$10,630	$12,940
01/19	$11,713	$11,602	$12,017	$10,742	$14,051
02/19	$11,903	$11,898	$12,208	$10,736	$14,545
03/19	$12,079	$11,973	$12,399	$10,942	$14,757
04/19	$12,290	$12,310	$12,626	$10,945	$15,346
05/19	$11,994	$11,719	$12,361	$11,139	$14,353
06/19	$12,444	$12,414	$12,853	$11,279	$15,361
07/19	$12,480	$12,256	$12,909	$11,304	$15,590
08/19	$12,473	$11,939	$12,934	$11,597	$15,272
09/19	$12,536	$12,281	$13,035	$11,535	$15,540
10/19	$12,662	$12,722	$13,223	$11,570	$15,874
11/19	$12,859	$12,866	$13,418	$11,564	$16,478
12/19	$13,021	$13,284	$13,614	$11,556	$16,954
01/20	$13,098	$13,006	$13,697	$11,778	$16,935
02/20	$12,669	$11,831	$13,242	$11,990	$15,549
03/20	$11,552	$10,252	$12,301	$11,920	$13,410
04/20	$12,360	$10,914	$13,100	$12,132	$15,187
05/20	$12,775	$11,389	$13,461	$12,188	$15,999
06/20	$13,035	$11,777	$13,680	$12,265	$16,364
07/20	$13,464	$12,051	$14,102	$12,448	$17,294
08/20	$13,815	$12,671	$14,511	$12,348	$18,546
09/20	$13,569	$12,342	$14,266	$12,341	$17,871
10/20	$13,380	$11,849	$14,040	$12,286	$17,485
11/20	$14,357	$13,686	$15,034	$12,406	$19,613
12/20	$14,729	$14,322	$15,386	$12,424	$20,495
01/21	$14,638	$14,169	$15,282	$12,334	$20,404
02/21	$14,821	$14,487	$15,390	$12,156	$21,042
03/21	$14,997	$14,820	$15,540	$12,005	$21,796
04/21	$15,411	$15,266	$15,952	$12,099	$22,919
05/21	$15,559	$15,764	$16,082	$12,139	$23,024
06/21	$15,693	$15,587	$16,250	$12,224	$23,592
07/21	$15,868	$15,704	$16,455	$12,361	$23,991
08/21	$16,072	$15,981	$16,647	$12,337	$24,675
09/21	$15,650	$15,517	$16,241	$12,231	$23,568
10/21	$16,044	$15,899	$16,683	$12,227	$25,161
11/21	$15,784	$15,159	$16,503	$12,263	$24,778
12/21	$16,100	$15,935	$16,836	$12,232	$25,754
01/22	$15,510	$15,165	$16,186	$11,968	$24,239
02/22	$15,215	$14,897	$15,910	$11,835	$23,628
03/22	$15,116	$14,993	$15,885	$11,506	$24,395
04/22	$14,188	$14,023	$14,930	$11,069	$22,206
05/22	$14,230	$14,128	$14,988	$11,141	$22,176
06/22	$13,450	$12,817	$14,223	$10,966	$20,321
07/22	$14,132	$13,456	$14,970	$11,234	$22,227
08/22	$13,668	$12,817	$14,457	$10,917	$21,397
09/22	$12,698	$11,618	$13,472	$10,445	$19,413
10/22	$13,098	$12,242	$13,880	$10,310	$21,005
11/22	$13,837	$13,621	$14,624	$10,689	$22,102
12/22	$13,457	$13,632	$14,293	$10,641	$20,808
01/23	$14,195	$14,736	$15,031	$10,968	$22,241
02/23	$13,787	$14,429	$14,666	$10,684	$21,721
03/23	$14,125	$14,786	$15,045	$10,956	$22,302
04/23	$14,251	$15,204	$15,210	$11,022	$22,539
05/23	$14,097	$14,560	$15,051	$10,902	$22,627
06/23	$14,519	$15,223	$15,487	$10,863	$24,172
07/23	$14,736	$15,715	$15,751	$10,856	$25,039
08/23	$14,490	$15,113	$15,504	$10,786	$24,555
09/23	$13,935	$14,597	$14,969	$10,512	$23,386
10/23	$13,640	$14,005	$14,621	$10,346	$22,766
11/23	$14,589	$15,305	$15,633	$10,815	$24,888
12/23	$15,236	$16,118	$16,347	$11,229	$26,209
01/24	$15,292	$16,211	$16,402	$11,198	$26,499
02/24	$15,524	$16,508	$16,642	$11,040	$27,933
03/24	$15,861	$17,051	$16,988	$11,142	$28,835
04/24	$15,355	$16,614	$16,447	$10,860	$27,566
05/24	$15,883	$17,258	$16,954	$11,044	$28,868
06/24	$16,072	$16,979	$17,177	$11,149	$29,762
07/24	$16,396	$17,477	$17,565	$11,409	$30,315
08/24	$16,719	$18,046	$17,910	$11,573	$30,975
09/24	$16,965	$18,212	$18,185	$11,728	$31,616
10/24	$16,564	$17,222	$17,764	$11,437	$31,384
11/24	$17,050	$17,124	$18,257	$11,558	$33,471
12/24	$16,607	$16,735	$17,850	$11,369	$32,448
01/25	$16,965	$17,614	$18,235	$11,430	$33,473
02/25	$17,078	$17,956	$18,366	$11,681	$32,831
03/25	$16,705	$17,883	$17,984	$11,685	$30,916
04/25	$16,775	$18,702	$18,100	$11,731	$30,709
05/25	$17,190	$19,558	$18,561	$11,647	$32,655
06/25	$17,760	$19,989	$19,095	$11,826	$34,314
07/25	$17,830	$19,708	$19,177	$11,795	$35,070
08/25	$18,210	$20,549	$19,570	$11,936	$35,881
09/25	$18,568	$20,942	$19,969	$12,067	$37,120
10/25	$18,793	$21,188	$20,217	$12,142	$37,915
11/25	$18,892	$21,320	$20,318	$12,217	$38,019
12/25	$18,955	$21,959	$20,393	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	14.14	5.17	6.60
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Variable Portfolio – Moderate Portfolio | Class 1 | ASR7049_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 1 | ASR7049_01_12_D01_(02/26) |

Variable Portfolio – Moderate Portfolio

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.37%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderate Portfolio | Class 2 | ASR7049_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderate Portfolio Class 2 ($18,638)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,754	$9,277	$9,763	$10,138	$9,436
02/16	$9,726	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,183	$9,980	$10,236	$10,343	$10,159
05/16	$10,232	$9,890	$10,287	$10,345	$10,341
06/16	$10,246	$9,558	$10,336	$10,531	$10,362
07/16	$10,513	$10,042	$10,590	$10,598	$10,774
08/16	$10,527	$10,049	$10,595	$10,586	$10,801
09/16	$10,541	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,604	$10,393	$10,731	$10,285	$11,486
02/17	$10,787	$10,542	$10,930	$10,354	$11,913
03/17	$10,836	$10,832	$10,975	$10,349	$11,921
04/17	$10,983	$11,107	$11,100	$10,428	$12,047
05/17	$11,138	$11,515	$11,244	$10,509	$12,171
06/17	$11,173	$11,495	$11,271	$10,498	$12,280
07/17	$11,327	$11,826	$11,418	$10,543	$12,512
08/17	$11,383	$11,822	$11,476	$10,638	$12,536
09/17	$11,489	$12,116	$11,590	$10,587	$12,842
10/17	$11,622	$12,300	$11,708	$10,593	$13,122
11/17	$11,756	$12,429	$11,843	$10,580	$13,521
12/17	$11,847	$12,628	$11,940	$10,628	$13,656
01/18	$12,156	$13,262	$12,182	$10,506	$14,375
02/18	$11,826	$12,663	$11,884	$10,406	$13,846
03/18	$11,756	$12,435	$11,807	$10,473	$13,568
04/18	$11,735	$12,719	$11,819	$10,395	$13,619
05/18	$11,826	$12,433	$11,938	$10,469	$14,004
06/18	$11,784	$12,281	$11,936	$10,456	$14,095
07/18	$11,959	$12,584	$12,120	$10,459	$14,563
08/18	$12,058	$12,341	$12,273	$10,526	$15,074
09/18	$12,037	$12,448	$12,257	$10,458	$15,099
10/18	$11,489	$11,457	$11,746	$10,376	$13,988
11/18	$11,587	$11,442	$11,861	$10,438	$14,268
12/18	$11,187	$10,887	$11,498	$10,630	$12,940
01/19	$11,713	$11,602	$12,017	$10,742	$14,051
02/19	$11,896	$11,898	$12,208	$10,736	$14,545
03/19	$12,072	$11,973	$12,399	$10,942	$14,757
04/19	$12,282	$12,310	$12,626	$10,945	$15,346
05/19	$11,987	$11,719	$12,361	$11,139	$14,353
06/19	$12,437	$12,414	$12,853	$11,279	$15,361
07/19	$12,465	$12,256	$12,909	$11,304	$15,590
08/19	$12,458	$11,939	$12,934	$11,597	$15,272
09/19	$12,521	$12,281	$13,035	$11,535	$15,540
10/19	$12,647	$12,722	$13,223	$11,570	$15,874
11/19	$12,837	$12,866	$13,418	$11,564	$16,478
12/19	$12,992	$13,284	$13,614	$11,556	$16,954
01/20	$13,069	$13,006	$13,697	$11,778	$16,935
02/20	$12,640	$11,831	$13,242	$11,990	$15,549
03/20	$11,524	$10,252	$12,301	$11,920	$13,410
04/20	$12,324	$10,914	$13,100	$12,132	$15,187
05/20	$12,739	$11,389	$13,461	$12,188	$15,999
06/20	$12,992	$11,777	$13,680	$12,265	$16,364
07/20	$13,413	$12,051	$14,102	$12,448	$17,294
08/20	$13,764	$12,671	$14,511	$12,348	$18,546
09/20	$13,518	$12,342	$14,266	$12,341	$17,871
10/20	$13,322	$11,849	$14,040	$12,286	$17,485
11/20	$14,291	$13,686	$15,034	$12,406	$19,613
12/20	$14,663	$14,322	$15,386	$12,424	$20,495
01/21	$14,572	$14,169	$15,282	$12,334	$20,404
02/21	$14,747	$14,487	$15,390	$12,156	$21,042
03/21	$14,923	$14,820	$15,540	$12,005	$21,796
04/21	$15,330	$15,266	$15,952	$12,099	$22,919
05/21	$15,478	$15,764	$16,082	$12,139	$23,024
06/21	$15,604	$15,587	$16,250	$12,224	$23,592
07/21	$15,772	$15,704	$16,455	$12,361	$23,991
08/21	$15,976	$15,981	$16,647	$12,337	$24,675
09/21	$15,555	$15,517	$16,241	$12,231	$23,568
10/21	$15,934	$15,899	$16,683	$12,227	$25,161
11/21	$15,681	$15,159	$16,503	$12,263	$24,778
12/21	$15,983	$15,935	$16,836	$12,232	$25,754
01/22	$15,400	$15,165	$16,186	$11,968	$24,239
02/22	$15,098	$14,897	$15,910	$11,835	$23,628
03/22	$15,000	$14,993	$15,885	$11,506	$24,395
04/22	$14,080	$14,023	$14,930	$11,069	$22,206
05/22	$14,115	$14,128	$14,988	$11,141	$22,176
06/22	$13,343	$12,817	$14,223	$10,966	$20,321
07/22	$14,010	$13,456	$14,970	$11,234	$22,227
08/22	$13,546	$12,817	$14,457	$10,917	$21,397
09/22	$12,584	$11,618	$13,472	$10,445	$19,413
10/22	$12,978	$12,242	$13,880	$10,310	$21,005
11/22	$13,708	$13,621	$14,624	$10,689	$22,102
12/22	$13,329	$13,632	$14,293	$10,641	$20,808
01/23	$14,059	$14,736	$15,031	$10,968	$22,241
02/23	$13,652	$14,429	$14,666	$10,684	$21,721
03/23	$13,989	$14,786	$15,045	$10,956	$22,302
04/23	$14,108	$15,204	$15,210	$11,022	$22,539
05/23	$13,947	$14,560	$15,051	$10,902	$22,627
06/23	$14,361	$15,223	$15,487	$10,863	$24,172
07/23	$14,579	$15,715	$15,751	$10,856	$25,039
08/23	$14,333	$15,113	$15,504	$10,786	$24,555
09/23	$13,778	$14,597	$14,969	$10,512	$23,386
10/23	$13,483	$14,005	$14,621	$10,346	$22,766
11/23	$14,424	$15,305	$15,633	$10,815	$24,888
12/23	$15,056	$16,118	$16,347	$11,229	$26,209
01/24	$15,105	$16,211	$16,402	$11,198	$26,499
02/24	$15,337	$16,508	$16,642	$11,040	$27,933
03/24	$15,660	$17,051	$16,988	$11,142	$28,835
04/24	$15,162	$16,614	$16,447	$10,860	$27,566
05/24	$15,674	$17,258	$16,954	$11,044	$28,868
06/24	$15,864	$16,979	$17,177	$11,149	$29,762
07/24	$16,173	$17,477	$17,565	$11,409	$30,315
08/24	$16,489	$18,046	$17,910	$11,573	$30,975
09/24	$16,735	$18,212	$18,185	$11,728	$31,616
10/24	$16,334	$17,222	$17,764	$11,437	$31,384
11/24	$16,812	$17,124	$18,257	$11,558	$33,471
12/24	$16,369	$16,735	$17,850	$11,369	$32,448
01/25	$16,721	$17,614	$18,235	$11,430	$33,473
02/25	$16,826	$17,956	$18,366	$11,681	$32,831
03/25	$16,454	$17,883	$17,984	$11,685	$30,916
04/25	$16,524	$18,702	$18,100	$11,731	$30,709
05/25	$16,931	$19,558	$18,561	$11,647	$32,655
06/25	$17,479	$19,989	$19,095	$11,826	$34,314
07/25	$17,549	$19,708	$19,177	$11,795	$35,070
08/25	$17,914	$20,549	$19,570	$11,936	$35,881
09/25	$18,265	$20,942	$19,969	$12,067	$37,120
10/25	$18,483	$21,188	$20,217	$12,142	$37,915
11/25	$18,581	$21,320	$20,318	$12,217	$38,019
12/25	$18,638	$21,959	$20,393	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.86	4.91	6.42
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Variable Portfolio – Moderate Portfolio | Class 2 | ASR7049_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 2 | ASR7049_02_12_D01_(02/26) |

Variable Portfolio – Moderate Portfolio

Class 4

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.37%

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderate Portfolio | Class 4 | ASR7049_04_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderate Portfolio Class 4 ($18,633)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,755	$9,277	$9,763	$10,138	$9,436
02/16	$9,727	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,182	$9,980	$10,236	$10,343	$10,159
05/16	$10,231	$9,890	$10,287	$10,345	$10,341
06/16	$10,245	$9,558	$10,336	$10,531	$10,362
07/16	$10,512	$10,042	$10,590	$10,598	$10,774
08/16	$10,526	$10,049	$10,595	$10,586	$10,801
09/16	$10,540	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,603	$10,393	$10,731	$10,285	$11,486
02/17	$10,785	$10,542	$10,930	$10,354	$11,913
03/17	$10,834	$10,832	$10,975	$10,349	$11,921
04/17	$10,982	$11,107	$11,100	$10,428	$12,047
05/17	$11,136	$11,515	$11,244	$10,509	$12,171
06/17	$11,171	$11,495	$11,271	$10,498	$12,280
07/17	$11,325	$11,826	$11,418	$10,543	$12,512
08/17	$11,381	$11,822	$11,476	$10,638	$12,536
09/17	$11,487	$12,116	$11,590	$10,587	$12,842
10/17	$11,620	$12,300	$11,708	$10,593	$13,122
11/17	$11,753	$12,429	$11,843	$10,580	$13,521
12/17	$11,844	$12,628	$11,940	$10,628	$13,656
01/18	$12,160	$13,262	$12,182	$10,506	$14,375
02/18	$11,830	$12,663	$11,884	$10,406	$13,846
03/18	$11,753	$12,435	$11,807	$10,473	$13,568
04/18	$11,732	$12,719	$11,819	$10,395	$13,619
05/18	$11,823	$12,433	$11,938	$10,469	$14,004
06/18	$11,781	$12,281	$11,936	$10,456	$14,095
07/18	$11,957	$12,584	$12,120	$10,459	$14,563
08/18	$12,055	$12,341	$12,273	$10,526	$15,074
09/18	$12,034	$12,448	$12,257	$10,458	$15,099
10/18	$11,487	$11,457	$11,746	$10,376	$13,988
11/18	$11,585	$11,442	$11,861	$10,438	$14,268
12/18	$11,185	$10,887	$11,498	$10,630	$12,940
01/19	$11,711	$11,602	$12,017	$10,742	$14,051
02/19	$11,900	$11,898	$12,208	$10,736	$14,545
03/19	$12,069	$11,973	$12,399	$10,942	$14,757
04/19	$12,279	$12,310	$12,626	$10,945	$15,346
05/19	$11,985	$11,719	$12,361	$11,139	$14,353
06/19	$12,433	$12,414	$12,853	$11,279	$15,361
07/19	$12,461	$12,256	$12,909	$11,304	$15,590
08/19	$12,461	$11,939	$12,934	$11,597	$15,272
09/19	$12,518	$12,281	$13,035	$11,535	$15,540
10/19	$12,644	$12,722	$13,223	$11,570	$15,874
11/19	$12,833	$12,866	$13,418	$11,564	$16,478
12/19	$12,994	$13,284	$13,614	$11,556	$16,954
01/20	$13,072	$13,006	$13,697	$11,778	$16,935
02/20	$12,637	$11,831	$13,242	$11,990	$15,549
03/20	$11,522	$10,252	$12,301	$11,920	$13,410
04/20	$12,328	$10,914	$13,100	$12,132	$15,187
05/20	$12,735	$11,389	$13,461	$12,188	$15,999
06/20	$12,994	$11,777	$13,680	$12,265	$16,364
07/20	$13,415	$12,051	$14,102	$12,448	$17,294
08/20	$13,759	$12,671	$14,511	$12,348	$18,546
09/20	$13,513	$12,342	$14,266	$12,341	$17,871
10/20	$13,324	$11,849	$14,040	$12,286	$17,485
11/20	$14,292	$13,686	$15,034	$12,406	$19,613
12/20	$14,656	$14,322	$15,386	$12,424	$20,495
01/21	$14,565	$14,169	$15,282	$12,334	$20,404
02/21	$14,748	$14,487	$15,390	$12,156	$21,042
03/21	$14,923	$14,820	$15,540	$12,005	$21,796
04/21	$15,330	$15,266	$15,952	$12,099	$22,919
05/21	$15,477	$15,764	$16,082	$12,139	$23,024
06/21	$15,603	$15,587	$16,250	$12,224	$23,592
07/21	$15,771	$15,704	$16,455	$12,361	$23,991
08/21	$15,975	$15,981	$16,647	$12,337	$24,675
09/21	$15,554	$15,517	$16,241	$12,231	$23,568
10/21	$15,933	$15,899	$16,683	$12,227	$25,161
11/21	$15,680	$15,159	$16,503	$12,263	$24,778
12/21	$15,982	$15,935	$16,836	$12,232	$25,754
01/22	$15,400	$15,165	$16,186	$11,968	$24,239
02/22	$15,098	$14,897	$15,910	$11,835	$23,628
03/22	$15,000	$14,993	$15,885	$11,506	$24,395
04/22	$14,081	$14,023	$14,930	$11,069	$22,206
05/22	$14,116	$14,128	$14,988	$11,141	$22,176
06/22	$13,338	$12,817	$14,223	$10,966	$20,321
07/22	$14,011	$13,456	$14,970	$11,234	$22,227
08/22	$13,548	$12,817	$14,457	$10,917	$21,397
09/22	$12,581	$11,618	$13,472	$10,445	$19,413
10/22	$12,973	$12,242	$13,880	$10,310	$21,005
11/22	$13,703	$13,621	$14,624	$10,689	$22,102
12/22	$13,331	$13,632	$14,293	$10,641	$20,808
01/23	$14,060	$14,736	$15,031	$10,968	$22,241
02/23	$13,654	$14,429	$14,666	$10,684	$21,721
03/23	$13,983	$14,786	$15,045	$10,956	$22,302
04/23	$14,109	$15,204	$15,210	$11,022	$22,539
05/23	$13,948	$14,560	$15,051	$10,902	$22,627
06/23	$14,362	$15,223	$15,487	$10,863	$24,172
07/23	$14,579	$15,715	$15,751	$10,856	$25,039
08/23	$14,327	$15,113	$15,504	$10,786	$24,555
09/23	$13,773	$14,597	$14,969	$10,512	$23,386
10/23	$13,485	$14,005	$14,621	$10,346	$22,766
11/23	$14,418	$15,305	$15,633	$10,815	$24,888
12/23	$15,056	$16,118	$16,347	$11,229	$26,209
01/24	$15,105	$16,211	$16,402	$11,198	$26,499
02/24	$15,330	$16,508	$16,642	$11,040	$27,933
03/24	$15,659	$17,051	$16,988	$11,142	$28,835
04/24	$15,161	$16,614	$16,447	$10,860	$27,566
05/24	$15,673	$17,258	$16,954	$11,044	$28,868
06/24	$15,863	$16,979	$17,177	$11,149	$29,762
07/24	$16,171	$17,477	$17,565	$11,409	$30,315
08/24	$16,487	$18,046	$17,910	$11,573	$30,975
09/24	$16,732	$18,212	$18,185	$11,728	$31,616
10/24	$16,332	$17,222	$17,764	$11,437	$31,384
11/24	$16,809	$17,124	$18,257	$11,558	$33,471
12/24	$16,367	$16,735	$17,850	$11,369	$32,448
01/25	$16,718	$17,614	$18,235	$11,430	$33,473
02/25	$16,823	$17,956	$18,366	$11,681	$32,831
03/25	$16,452	$17,883	$17,984	$11,685	$30,916
04/25	$16,522	$18,702	$18,100	$11,731	$30,709
05/25	$16,928	$19,558	$18,561	$11,647	$32,655
06/25	$17,482	$19,989	$19,095	$11,826	$34,314
07/25	$17,546	$19,708	$19,177	$11,795	$35,070
08/25	$17,917	$20,549	$19,570	$11,936	$35,881
09/25	$18,261	$20,942	$19,969	$12,067	$37,120
10/25	$18,485	$21,188	$20,217	$12,142	$37,915
11/25	$18,576	$21,320	$20,318	$12,217	$38,019
12/25	$18,633	$21,959	$20,393	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	13.84	4.92	6.42
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Variable Portfolio – Moderate Portfolio | Class 4 | ASR7049_04_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 4 | ASR7049_04_12_D01_(02/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.12%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Aggressive Portfolio | Class 1 | ASR7050_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Aggressive Portfolio Class 1 ($21,377)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,653	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,147	$9,980	$10,200	$10,343	$10,159
05/16	$10,207	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,487	$10,042	$10,586	$10,598	$10,774
08/16	$10,500	$10,049	$10,595	$10,586	$10,801
09/16	$10,520	$10,173	$10,626	$10,580	$10,818
10/16	$10,340	$9,965	$10,450	$10,499	$10,584
11/16	$10,407	$9,766	$10,539	$10,250	$11,058
12/16	$10,527	$10,100	$10,707	$10,265	$11,274
01/17	$10,693	$10,393	$10,867	$10,285	$11,486
02/17	$10,913	$10,542	$11,108	$10,354	$11,913
03/17	$10,980	$10,832	$11,167	$10,349	$11,921
04/17	$11,140	$11,107	$11,306	$10,428	$12,047
05/17	$11,313	$11,515	$11,468	$10,509	$12,171
06/17	$11,367	$11,495	$11,508	$10,498	$12,280
07/17	$11,553	$11,826	$11,688	$10,543	$12,512
08/17	$11,600	$11,822	$11,734	$10,638	$12,536
09/17	$11,753	$12,116	$11,902	$10,587	$12,842
10/17	$11,927	$12,300	$12,058	$10,593	$13,122
11/17	$12,113	$12,429	$12,245	$10,580	$13,521
12/17	$12,227	$12,628	$12,358	$10,628	$13,656
01/18	$12,660	$13,262	$12,726	$10,506	$14,375
02/18	$12,253	$12,663	$12,359	$10,406	$13,846
03/18	$12,133	$12,435	$12,230	$10,473	$13,568
04/18	$12,147	$12,719	$12,273	$10,395	$13,619
05/18	$12,253	$12,433	$12,410	$10,469	$14,004
06/18	$12,207	$12,281	$12,414	$10,456	$14,095
07/18	$12,433	$12,584	$12,662	$10,459	$14,563
08/18	$12,560	$12,341	$12,849	$10,526	$15,074
09/18	$12,547	$12,448	$12,851	$10,458	$15,099
10/18	$11,847	$11,457	$12,186	$10,376	$13,988
11/18	$11,953	$11,442	$12,321	$10,438	$14,268
12/18	$11,367	$10,887	$11,759	$10,630	$12,940
01/19	$12,027	$11,602	$12,413	$10,742	$14,051
02/19	$12,267	$11,898	$12,672	$10,736	$14,545
03/19	$12,427	$11,973	$12,857	$10,942	$14,757
04/19	$12,721	$12,310	$13,163	$10,945	$15,346
05/19	$12,247	$11,719	$12,733	$11,139	$14,353
06/19	$12,814	$12,414	$13,344	$11,279	$15,361
07/19	$12,847	$12,256	$13,413	$11,304	$15,590
08/19	$12,747	$11,939	$13,343	$11,597	$15,272
09/19	$12,861	$12,281	$13,499	$11,535	$15,540
10/19	$13,034	$12,722	$13,739	$11,570	$15,874
11/19	$13,294	$12,866	$14,006	$11,564	$16,478
12/19	$13,521	$13,284	$14,275	$11,556	$16,954
01/20	$13,541	$13,006	$14,307	$11,778	$16,935
02/20	$12,901	$11,831	$13,613	$11,990	$15,549
03/20	$11,553	$10,252	$12,379	$11,920	$13,410
04/20	$12,514	$10,914	$13,362	$12,132	$15,187
05/20	$13,021	$11,389	$13,823	$12,188	$15,999
06/20	$13,321	$11,777	$14,088	$12,265	$16,364
07/20	$13,808	$12,051	$14,592	$12,448	$17,294
08/20	$14,309	$12,671	$15,180	$12,348	$18,546
09/20	$13,989	$12,342	$14,847	$12,341	$17,871
10/20	$13,742	$11,849	$14,564	$12,286	$17,485
11/20	$14,970	$13,686	$15,858	$12,406	$19,613
12/20	$15,450	$14,322	$16,334	$12,424	$20,495
01/21	$15,370	$14,169	$16,227	$12,334	$20,404
02/21	$15,697	$14,487	$16,447	$12,156	$21,042
03/21	$15,984	$14,820	$16,718	$12,005	$21,796
04/21	$16,518	$15,266	$17,256	$12,099	$22,919
05/21	$16,712	$15,764	$17,419	$12,139	$23,024
06/21	$16,858	$15,587	$17,623	$12,224	$23,592
07/21	$17,039	$15,704	$17,854	$12,361	$23,991
08/21	$17,339	$15,981	$18,136	$12,337	$24,675
09/21	$16,792	$15,517	$17,607	$12,231	$23,568
10/21	$17,326	$15,899	$18,235	$12,227	$25,161
11/21	$16,965	$15,159	$17,965	$12,263	$24,778
12/21	$17,399	$15,935	$18,449	$12,232	$25,754
01/22	$16,678	$15,165	$17,641	$11,968	$24,239
02/22	$16,324	$14,897	$17,309	$11,835	$23,628
03/22	$16,304	$14,993	$17,420	$11,506	$24,395
04/22	$15,203	$14,023	$16,255	$11,069	$22,206
05/22	$15,243	$14,128	$16,305	$11,141	$22,176
06/22	$14,256	$12,817	$15,301	$10,966	$20,321
07/22	$15,096	$13,456	$16,237	$11,234	$22,227
08/22	$14,549	$12,817	$15,651	$10,917	$21,397
09/22	$13,381	$11,618	$14,468	$10,445	$19,413
10/22	$14,002	$12,242	$15,096	$10,310	$21,005
11/22	$14,870	$13,621	$15,976	$10,689	$22,102
12/22	$14,376	$13,632	$15,523	$10,641	$20,808
01/23	$15,237	$14,736	$16,421	$10,968	$22,241
02/23	$14,789	$14,429	$16,031	$10,684	$21,721
03/23	$15,136	$14,786	$16,446	$10,956	$22,302
04/23	$15,290	$15,204	$16,649	$11,022	$22,539
05/23	$15,136	$14,560	$16,482	$10,902	$22,627
06/23	$15,717	$15,223	$17,122	$10,863	$24,172
07/23	$16,037	$15,715	$17,505	$10,856	$25,039
08/23	$15,717	$15,113	$17,183	$10,786	$24,555
09/23	$15,070	$14,597	$16,542	$10,512	$23,386
10/23	$14,756	$14,005	$16,122	$10,346	$22,766
11/23	$15,857	$15,305	$17,353	$10,815	$24,888
12/23	$16,565	$16,118	$18,184	$11,229	$26,209
01/24	$16,658	$16,211	$18,279	$11,198	$26,499
02/24	$17,052	$16,508	$18,708	$11,040	$27,933
03/24	$17,479	$17,051	$19,162	$11,142	$28,835
04/24	$16,885	$16,614	$18,512	$10,860	$27,566
05/24	$17,552	$17,258	$19,160	$11,044	$28,868
06/24	$17,773	$16,979	$19,438	$11,149	$29,762
07/24	$18,113	$17,477	$19,871	$11,409	$30,315
08/24	$18,500	$18,046	$20,293	$11,573	$30,975
09/24	$18,774	$18,212	$20,617	$11,728	$31,616
10/24	$18,327	$17,222	$20,155	$11,437	$31,384
11/24	$18,981	$17,124	$20,825	$11,558	$33,471
12/24	$18,433	$16,735	$20,323	$11,369	$32,448
01/25	$18,921	$17,614	$20,859	$11,430	$33,473
02/25	$18,954	$17,956	$20,912	$11,681	$32,831
03/25	$18,427	$17,883	$20,338	$11,685	$30,916
04/25	$18,507	$18,702	$20,480	$11,731	$30,709
05/25	$19,141	$19,558	$21,204	$11,647	$32,655
06/25	$19,855	$19,989	$21,902	$11,826	$34,314
07/25	$19,962	$19,708	$22,046	$11,795	$35,070
08/25	$20,422	$20,549	$22,551	$11,936	$35,881
09/25	$20,883	$20,942	$23,077	$12,067	$37,120
10/25	$21,183	$21,188	$23,407	$12,142	$37,915
11/25	$21,283	$21,320	$23,515	$12,217	$38,019
12/25	$21,377	$21,959	$23,635	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	15.97	6.71	7.89
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Variable Portfolio – Moderately Aggressive Portfolio | Class 1 | ASR7050_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Asset Categories

Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 1 | ASR7050_01_12_D01_(02/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.37%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Aggressive Portfolio | Class 2 | ASR7050_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Aggressive Portfolio Class 2 ($21,020)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,653	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,147	$9,980	$10,200	$10,343	$10,159
05/16	$10,207	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,487	$10,042	$10,586	$10,598	$10,774
08/16	$10,500	$10,049	$10,595	$10,586	$10,801
09/16	$10,520	$10,173	$10,626	$10,580	$10,818
10/16	$10,340	$9,965	$10,450	$10,499	$10,584
11/16	$10,407	$9,766	$10,539	$10,250	$11,058
12/16	$10,527	$10,100	$10,707	$10,265	$11,274
01/17	$10,693	$10,393	$10,867	$10,285	$11,486
02/17	$10,913	$10,542	$11,108	$10,354	$11,913
03/17	$10,980	$10,832	$11,167	$10,349	$11,921
04/17	$11,140	$11,107	$11,306	$10,428	$12,047
05/17	$11,313	$11,515	$11,468	$10,509	$12,171
06/17	$11,367	$11,495	$11,508	$10,498	$12,280
07/17	$11,553	$11,826	$11,688	$10,543	$12,512
08/17	$11,600	$11,822	$11,734	$10,638	$12,536
09/17	$11,753	$12,116	$11,902	$10,587	$12,842
10/17	$11,927	$12,300	$12,058	$10,593	$13,122
11/17	$12,113	$12,429	$12,245	$10,580	$13,521
12/17	$12,227	$12,628	$12,358	$10,628	$13,656
01/18	$12,660	$13,262	$12,726	$10,506	$14,375
02/18	$12,253	$12,663	$12,359	$10,406	$13,846
03/18	$12,133	$12,435	$12,230	$10,473	$13,568
04/18	$12,147	$12,719	$12,273	$10,395	$13,619
05/18	$12,253	$12,433	$12,410	$10,469	$14,004
06/18	$12,207	$12,281	$12,414	$10,456	$14,095
07/18	$12,433	$12,584	$12,662	$10,459	$14,563
08/18	$12,560	$12,341	$12,849	$10,526	$15,074
09/18	$12,547	$12,448	$12,851	$10,458	$15,099
10/18	$11,847	$11,457	$12,186	$10,376	$13,988
11/18	$11,953	$11,442	$12,321	$10,438	$14,268
12/18	$11,367	$10,887	$11,759	$10,630	$12,940
01/19	$12,027	$11,602	$12,413	$10,742	$14,051
02/19	$12,267	$11,898	$12,672	$10,736	$14,545
03/19	$12,427	$11,973	$12,857	$10,942	$14,757
04/19	$12,720	$12,310	$13,163	$10,945	$15,346
05/19	$12,247	$11,719	$12,733	$11,139	$14,353
06/19	$12,807	$12,414	$13,344	$11,279	$15,361
07/19	$12,840	$12,256	$13,413	$11,304	$15,590
08/19	$12,733	$11,939	$13,343	$11,597	$15,272
09/19	$12,840	$12,281	$13,499	$11,535	$15,540
10/19	$13,013	$12,722	$13,739	$11,570	$15,874
11/19	$13,267	$12,866	$14,006	$11,564	$16,478
12/19	$13,493	$13,284	$14,275	$11,556	$16,954
01/20	$13,513	$13,006	$14,307	$11,778	$16,935
02/20	$12,867	$11,831	$13,613	$11,990	$15,549
03/20	$11,520	$10,252	$12,379	$11,920	$13,410
04/20	$12,480	$10,914	$13,362	$12,132	$15,187
05/20	$12,980	$11,389	$13,823	$12,188	$15,999
06/20	$13,280	$11,777	$14,088	$12,265	$16,364
07/20	$13,767	$12,051	$14,592	$12,448	$17,294
08/20	$14,253	$12,671	$15,180	$12,348	$18,546
09/20	$13,933	$12,342	$14,847	$12,341	$17,871
10/20	$13,687	$11,849	$14,564	$12,286	$17,485
11/20	$14,907	$13,686	$15,858	$12,406	$19,613
12/20	$15,387	$14,322	$16,334	$12,424	$20,495
01/21	$15,300	$14,169	$16,227	$12,334	$20,404
02/21	$15,620	$14,487	$16,447	$12,156	$21,042
03/21	$15,900	$14,820	$16,718	$12,005	$21,796
04/21	$16,433	$15,266	$17,256	$12,099	$22,919
05/21	$16,620	$15,764	$17,419	$12,139	$23,024
06/21	$16,760	$15,587	$17,623	$12,224	$23,592
07/21	$16,940	$15,704	$17,854	$12,361	$23,991
08/21	$17,233	$15,981	$18,136	$12,337	$24,675
09/21	$16,680	$15,517	$17,607	$12,231	$23,568
10/21	$17,213	$15,899	$18,235	$12,227	$25,161
11/21	$16,847	$15,159	$17,965	$12,263	$24,778
12/21	$17,280	$15,935	$18,449	$12,232	$25,754
01/22	$16,560	$15,165	$17,641	$11,968	$24,239
02/22	$16,207	$14,897	$17,309	$11,835	$23,628
03/22	$16,180	$14,993	$17,420	$11,506	$24,395
04/22	$15,080	$14,023	$16,255	$11,069	$22,206
05/22	$15,120	$14,128	$16,305	$11,141	$22,176
06/22	$14,140	$12,817	$15,301	$10,966	$20,321
07/22	$14,973	$13,456	$16,237	$11,234	$22,227
08/22	$14,420	$12,817	$15,651	$10,917	$21,397
09/22	$13,267	$11,618	$14,468	$10,445	$19,413
10/22	$13,873	$12,242	$15,096	$10,310	$21,005
11/22	$14,733	$13,621	$15,976	$10,689	$22,102
12/22	$14,240	$13,632	$15,523	$10,641	$20,808
01/23	$15,087	$14,736	$16,421	$10,968	$22,241
02/23	$14,640	$14,429	$16,031	$10,684	$21,721
03/23	$14,980	$14,786	$16,446	$10,956	$22,302
04/23	$15,133	$15,204	$16,649	$11,022	$22,539
05/23	$14,973	$14,560	$16,482	$10,902	$22,627
06/23	$15,553	$15,223	$17,122	$10,863	$24,172
07/23	$15,860	$15,715	$17,505	$10,856	$25,039
08/23	$15,547	$15,113	$17,183	$10,786	$24,555
09/23	$14,900	$14,597	$16,542	$10,512	$23,386
10/23	$14,580	$14,005	$16,122	$10,346	$22,766
11/23	$15,667	$15,305	$17,353	$10,815	$24,888
12/23	$16,367	$16,118	$18,184	$11,229	$26,209
01/24	$16,453	$16,211	$18,279	$11,198	$26,499
02/24	$16,840	$16,508	$18,708	$11,040	$27,933
03/24	$17,260	$17,051	$19,162	$11,142	$28,835
04/24	$16,673	$16,614	$18,512	$10,860	$27,566
05/24	$17,320	$17,258	$19,160	$11,044	$28,868
06/24	$17,540	$16,979	$19,438	$11,149	$29,762
07/24	$17,873	$17,477	$19,871	$11,409	$30,315
08/24	$18,253	$18,046	$20,293	$11,573	$30,975
09/24	$18,520	$18,212	$20,617	$11,728	$31,616
10/24	$18,073	$17,222	$20,155	$11,437	$31,384
11/24	$18,707	$17,124	$20,825	$11,558	$33,471
12/24	$18,167	$16,735	$20,323	$11,369	$32,448
01/25	$18,640	$17,614	$20,859	$11,430	$33,473
02/25	$18,673	$17,956	$20,912	$11,681	$32,831
03/25	$18,147	$17,883	$20,338	$11,685	$30,916
04/25	$18,220	$18,702	$20,480	$11,731	$30,709
05/25	$18,847	$19,558	$21,204	$11,647	$32,655
06/25	$19,540	$19,989	$21,902	$11,826	$34,314
07/25	$19,647	$19,708	$22,046	$11,795	$35,070
08/25	$20,093	$20,549	$22,551	$11,936	$35,881
09/25	$20,547	$20,942	$23,077	$12,067	$37,120
10/25	$20,833	$21,188	$23,407	$12,142	$37,915
11/25	$20,927	$21,320	$23,515	$12,217	$38,019
12/25	$21,020	$21,959	$23,635	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.71	6.44	7.71
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Variable Portfolio – Moderately Aggressive Portfolio | Class 2 | ASR7050_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Asset Categories

Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 2 | ASR7050_02_12_D01_(02/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 4

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.37%

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Aggressive Portfolio | Class 4 | ASR7050_04_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Aggressive Portfolio Class 4 ($21,019)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,654	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,153	$9,980	$10,200	$10,343	$10,159
05/16	$10,213	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,486	$10,042	$10,586	$10,598	$10,774
08/16	$10,499	$10,049	$10,595	$10,586	$10,801
09/16	$10,526	$10,173	$10,626	$10,580	$10,818
10/16	$10,346	$9,965	$10,450	$10,499	$10,584
11/16	$10,406	$9,766	$10,539	$10,250	$11,058
12/16	$10,526	$10,100	$10,707	$10,265	$11,274
01/17	$10,699	$10,393	$10,867	$10,285	$11,486
02/17	$10,919	$10,542	$11,108	$10,354	$11,913
03/17	$10,985	$10,832	$11,167	$10,349	$11,921
04/17	$11,145	$11,107	$11,306	$10,428	$12,047
05/17	$11,318	$11,515	$11,468	$10,509	$12,171
06/17	$11,365	$11,495	$11,508	$10,498	$12,280
07/17	$11,558	$11,826	$11,688	$10,543	$12,512
08/17	$11,605	$11,822	$11,734	$10,638	$12,536
09/17	$11,758	$12,116	$11,902	$10,587	$12,842
10/17	$11,924	$12,300	$12,058	$10,593	$13,122
11/17	$12,117	$12,429	$12,245	$10,580	$13,521
12/17	$12,230	$12,628	$12,358	$10,628	$13,656
01/18	$12,663	$13,262	$12,726	$10,506	$14,375
02/18	$12,257	$12,663	$12,359	$10,406	$13,846
03/18	$12,137	$12,435	$12,230	$10,473	$13,568
04/18	$12,150	$12,719	$12,273	$10,395	$13,619
05/18	$12,257	$12,433	$12,410	$10,469	$14,004
06/18	$12,210	$12,281	$12,414	$10,456	$14,095
07/18	$12,437	$12,584	$12,662	$10,459	$14,563
08/18	$12,563	$12,341	$12,849	$10,526	$15,074
09/18	$12,550	$12,448	$12,851	$10,458	$15,099
10/18	$11,851	$11,457	$12,186	$10,376	$13,988
11/18	$11,957	$11,442	$12,321	$10,438	$14,268
12/18	$11,365	$10,887	$11,759	$10,630	$12,940
01/19	$12,031	$11,602	$12,413	$10,742	$14,051
02/19	$12,270	$11,898	$12,672	$10,736	$14,545
03/19	$12,430	$11,973	$12,857	$10,942	$14,757
04/19	$12,723	$12,310	$13,163	$10,945	$15,346
05/19	$12,244	$11,719	$12,733	$11,139	$14,353
06/19	$12,810	$12,414	$13,344	$11,279	$15,361
07/19	$12,843	$12,256	$13,413	$11,304	$15,590
08/19	$12,736	$11,939	$13,343	$11,597	$15,272
09/19	$12,843	$12,281	$13,499	$11,535	$15,540
10/19	$13,016	$12,722	$13,739	$11,570	$15,874
11/19	$13,269	$12,866	$14,006	$11,564	$16,478
12/19	$13,495	$13,284	$14,275	$11,556	$16,954
01/20	$13,515	$13,006	$14,307	$11,778	$16,935
02/20	$12,870	$11,831	$13,613	$11,990	$15,549
03/20	$11,525	$10,252	$12,379	$11,920	$13,410
04/20	$12,483	$10,914	$13,362	$12,132	$15,187
05/20	$12,983	$11,389	$13,823	$12,188	$15,999
06/20	$13,282	$11,777	$14,088	$12,265	$16,364
07/20	$13,768	$12,051	$14,592	$12,448	$17,294
08/20	$14,261	$12,671	$15,180	$12,348	$18,546
09/20	$13,941	$12,342	$14,847	$12,341	$17,871
10/20	$13,688	$11,849	$14,564	$12,286	$17,485
11/20	$14,907	$13,686	$15,858	$12,406	$19,613
12/20	$15,386	$14,322	$16,334	$12,424	$20,495
01/21	$15,300	$14,169	$16,227	$12,334	$20,404
02/21	$15,619	$14,487	$16,447	$12,156	$21,042
03/21	$15,905	$14,820	$16,718	$12,005	$21,796
04/21	$16,438	$15,266	$17,256	$12,099	$22,919
05/21	$16,625	$15,764	$17,419	$12,139	$23,024
06/21	$16,764	$15,587	$17,623	$12,224	$23,592
07/21	$16,944	$15,704	$17,854	$12,361	$23,991
08/21	$17,237	$15,981	$18,136	$12,337	$24,675
09/21	$16,684	$15,517	$17,607	$12,231	$23,568
10/21	$17,217	$15,899	$18,235	$12,227	$25,161
11/21	$16,851	$15,159	$17,965	$12,263	$24,778
12/21	$17,284	$15,935	$18,449	$12,232	$25,754
01/22	$16,565	$15,165	$17,641	$11,968	$24,239
02/22	$16,212	$14,897	$17,309	$11,835	$23,628
03/22	$16,185	$14,993	$17,420	$11,506	$24,395
04/22	$15,087	$14,023	$16,255	$11,069	$22,206
05/22	$15,120	$14,128	$16,305	$11,141	$22,176
06/22	$14,141	$12,817	$15,301	$10,966	$20,321
07/22	$14,973	$13,456	$16,237	$11,234	$22,227
08/22	$14,427	$12,817	$15,651	$10,917	$21,397
09/22	$13,269	$11,618	$14,468	$10,445	$19,413
10/22	$13,875	$12,242	$15,096	$10,310	$21,005
11/22	$14,734	$13,621	$15,976	$10,689	$22,102
12/22	$14,248	$13,632	$15,523	$10,641	$20,808
01/23	$15,093	$14,736	$16,421	$10,968	$22,241
02/23	$14,647	$14,429	$16,031	$10,684	$21,721
03/23	$14,987	$14,786	$16,446	$10,956	$22,302
04/23	$15,140	$15,204	$16,649	$11,022	$22,539
05/23	$14,980	$14,560	$16,482	$10,902	$22,627
06/23	$15,553	$15,223	$17,122	$10,863	$24,172
07/23	$15,866	$15,715	$17,505	$10,856	$25,039
08/23	$15,546	$15,113	$17,183	$10,786	$24,555
09/23	$14,907	$14,597	$16,542	$10,512	$23,386
10/23	$14,587	$14,005	$16,122	$10,346	$22,766
11/23	$15,672	$15,305	$17,353	$10,815	$24,888
12/23	$16,372	$16,118	$18,184	$11,229	$26,209
01/24	$16,458	$16,211	$18,279	$11,198	$26,499
02/24	$16,844	$16,508	$18,708	$11,040	$27,933
03/24	$17,264	$17,051	$19,162	$11,142	$28,835
04/24	$16,678	$16,614	$18,512	$10,860	$27,566
05/24	$17,330	$17,258	$19,160	$11,044	$28,868
06/24	$17,543	$16,979	$19,438	$11,149	$29,762
07/24	$17,876	$17,477	$19,871	$11,409	$30,315
08/24	$18,256	$18,046	$20,293	$11,573	$30,975
09/24	$18,522	$18,212	$20,617	$11,728	$31,616
10/24	$18,076	$17,222	$20,155	$11,437	$31,384
11/24	$18,715	$17,124	$20,825	$11,558	$33,471
12/24	$18,169	$16,735	$20,323	$11,369	$32,448
01/25	$18,648	$17,614	$20,859	$11,430	$33,473
02/25	$18,675	$17,956	$20,912	$11,681	$32,831
03/25	$18,149	$17,883	$20,338	$11,685	$30,916
04/25	$18,229	$18,702	$20,480	$11,731	$30,709
05/25	$18,848	$19,558	$21,204	$11,647	$32,655
06/25	$19,547	$19,989	$21,902	$11,826	$34,314
07/25	$19,654	$19,708	$22,046	$11,795	$35,070
08/25	$20,100	$20,549	$22,551	$11,936	$35,881
09/25	$20,553	$20,942	$23,077	$12,067	$37,120
10/25	$20,839	$21,188	$23,407	$12,142	$37,915
11/25	$20,932	$21,320	$23,515	$12,217	$38,019
12/25	$21,019	$21,959	$23,635	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	15.68	6.44	7.71
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Variable Portfolio – Moderately Aggressive Portfolio | Class 4 | ASR7050_04_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Asset Categories

Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 4 | ASR7050_04_12_D01_(02/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.14%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Conservative Portfolio | Class 1 | ASR7051_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Conservative Portfolio Class 1 ($16,440)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,850	$9,107	$9,899	$10,210	$9,433
03/16	$10,135	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,247	$9,890	$10,305	$10,345	$10,341
06/16	$10,314	$9,558	$10,393	$10,531	$10,362
07/16	$10,516	$10,042	$10,592	$10,598	$10,774
08/16	$10,524	$10,049	$10,592	$10,586	$10,801
09/16	$10,531	$10,173	$10,606	$10,580	$10,818
10/16	$10,404	$9,965	$10,474	$10,499	$10,584
11/16	$10,322	$9,766	$10,403	$10,250	$11,058
12/16	$10,397	$10,100	$10,500	$10,265	$11,274
01/17	$10,501	$10,393	$10,594	$10,285	$11,486
02/17	$10,651	$10,542	$10,752	$10,354	$11,913
03/17	$10,674	$10,832	$10,783	$10,349	$11,921
04/17	$10,786	$11,107	$10,894	$10,428	$12,047
05/17	$10,913	$11,515	$11,020	$10,509	$12,171
06/17	$10,936	$11,495	$11,034	$10,498	$12,280
07/17	$11,048	$11,826	$11,150	$10,543	$12,512
08/17	$11,115	$11,822	$11,220	$10,638	$12,536
09/17	$11,168	$12,116	$11,281	$10,587	$12,842
10/17	$11,265	$12,300	$11,363	$10,593	$13,122
11/17	$11,355	$12,429	$11,450	$10,580	$13,521
12/17	$11,437	$12,628	$11,532	$10,628	$13,656
01/18	$11,617	$13,262	$11,655	$10,506	$14,375
02/18	$11,362	$12,663	$11,422	$10,406	$13,846
03/18	$11,332	$12,435	$11,392	$10,473	$13,568
04/18	$11,310	$12,719	$11,376	$10,395	$13,619
05/18	$11,385	$12,433	$11,478	$10,469	$14,004
06/18	$11,347	$12,281	$11,471	$10,456	$14,095
07/18	$11,467	$12,584	$11,595	$10,459	$14,563
08/18	$11,542	$12,341	$11,717	$10,526	$15,074
09/18	$11,512	$12,448	$11,684	$10,458	$15,099
10/18	$11,123	$11,457	$11,315	$10,376	$13,988
11/18	$11,198	$11,442	$11,412	$10,438	$14,268
12/18	$10,966	$10,887	$11,232	$10,630	$12,940
01/19	$11,362	$11,602	$11,622	$10,742	$14,051
02/19	$11,497	$11,898	$11,748	$10,736	$14,545
03/19	$11,669	$11,973	$11,944	$10,942	$14,757
04/19	$11,812	$12,310	$12,098	$10,945	$15,346
05/19	$11,677	$11,719	$11,986	$11,139	$14,353
06/19	$12,021	$12,414	$12,364	$11,279	$15,361
07/19	$12,051	$12,256	$12,408	$11,304	$15,590
08/19	$12,134	$11,939	$12,521	$11,597	$15,272
09/19	$12,156	$12,281	$12,570	$11,535	$15,540
10/19	$12,253	$12,722	$12,709	$11,570	$15,874
11/19	$12,373	$12,866	$12,837	$11,564	$16,478
12/19	$12,478	$13,284	$12,966	$11,556	$16,954
01/20	$12,591	$13,006	$13,095	$11,778	$16,935
02/20	$12,358	$11,831	$12,860	$11,990	$15,549
03/20	$11,505	$10,252	$12,198	$11,920	$13,410
04/20	$12,119	$10,914	$12,813	$12,132	$15,187
05/20	$12,426	$11,389	$13,078	$12,188	$15,999
06/20	$12,643	$11,777	$13,252	$12,265	$16,364
07/20	$12,995	$12,051	$13,595	$12,448	$17,294
08/20	$13,205	$12,671	$13,837	$12,348	$18,546
09/20	$13,040	$12,342	$13,672	$12,341	$17,871
10/20	$12,905	$11,849	$13,501	$12,286	$17,485
11/20	$13,617	$13,686	$14,212	$12,406	$19,613
12/20	$13,886	$14,322	$14,451	$12,424	$20,495
01/21	$13,796	$14,169	$14,351	$12,334	$20,404
02/21	$13,856	$14,487	$14,359	$12,156	$21,042
03/21	$13,931	$14,820	$14,403	$12,005	$21,796
04/21	$14,238	$15,266	$14,703	$12,099	$22,919
05/21	$14,343	$15,764	$14,803	$12,139	$23,024
06/21	$14,456	$15,587	$14,940	$12,224	$23,592
07/21	$14,613	$15,704	$15,121	$12,361	$23,991
08/21	$14,748	$15,981	$15,235	$12,337	$24,675
09/21	$14,433	$15,517	$14,937	$12,231	$23,568
10/21	$14,680	$15,899	$15,217	$12,227	$25,161
11/21	$14,523	$15,159	$15,113	$12,263	$24,778
12/21	$14,718	$15,935	$15,316	$12,232	$25,754
01/22	$14,253	$15,165	$14,803	$11,968	$24,239
02/22	$13,999	$14,897	$14,578	$11,835	$23,628
03/22	$13,811	$14,993	$14,438	$11,506	$24,395
04/22	$13,070	$14,023	$13,668	$11,069	$22,206
05/22	$13,107	$14,128	$13,733	$11,141	$22,176
06/22	$12,516	$12,817	$13,177	$10,966	$20,321
07/22	$13,055	$13,456	$13,755	$11,234	$22,227
08/22	$12,643	$12,817	$13,307	$10,917	$21,397
09/22	$11,819	$11,618	$12,500	$10,445	$19,413
10/22	$12,029	$12,242	$12,715	$10,310	$21,005
11/22	$12,635	$13,621	$13,336	$10,689	$22,102
12/22	$12,373	$13,632	$13,111	$10,641	$20,808
01/23	$12,980	$14,736	$13,706	$10,968	$22,241
02/23	$12,620	$14,429	$13,368	$10,684	$21,721
03/23	$12,928	$14,786	$13,710	$10,956	$22,302
04/23	$13,032	$15,204	$13,842	$11,022	$22,539
05/23	$12,890	$14,560	$13,693	$10,902	$22,627
06/23	$13,137	$15,223	$13,954	$10,863	$24,172
07/23	$13,272	$15,715	$14,117	$10,856	$25,039
08/23	$13,085	$15,113	$13,934	$10,786	$24,555
09/23	$12,620	$14,597	$13,492	$10,512	$23,386
10/23	$12,373	$14,005	$13,208	$10,346	$22,766
11/23	$13,145	$15,305	$14,027	$10,815	$24,888
12/23	$13,707	$16,118	$14,636	$11,229	$26,209
01/24	$13,736	$16,211	$14,658	$11,198	$26,499
02/24	$13,826	$16,508	$14,744	$11,040	$27,933
03/24	$14,074	$17,051	$15,000	$11,142	$28,835
04/24	$13,647	$16,614	$14,553	$10,860	$27,566
05/24	$14,051	$17,258	$14,940	$11,044	$28,868
06/24	$14,223	$16,979	$15,117	$11,149	$29,762
07/24	$14,523	$17,477	$15,462	$11,409	$30,315
08/24	$14,793	$18,046	$15,743	$11,573	$30,975
09/24	$15,010	$18,212	$15,974	$11,728	$31,616
10/24	$14,628	$17,222	$15,593	$11,437	$31,384
11/24	$14,972	$17,124	$15,939	$11,558	$33,471
12/24	$14,628	$16,735	$15,613	$11,369	$32,448
01/25	$14,875	$17,614	$15,875	$11,430	$33,473
02/25	$15,040	$17,956	$16,063	$11,681	$32,831
03/25	$14,808	$17,883	$15,835	$11,685	$30,916
04/25	$14,875	$18,702	$15,930	$11,731	$30,709
05/25	$15,107	$19,558	$16,178	$11,647	$32,655
06/25	$15,542	$19,989	$16,576	$11,826	$34,314
07/25	$15,572	$19,708	$16,610	$11,795	$35,070
08/25	$15,864	$20,549	$16,909	$11,936	$35,881
09/25	$16,141	$20,942	$17,205	$12,067	$37,120
10/25	$16,313	$21,188	$17,385	$12,142	$37,915
11/25	$16,403	$21,320	$17,479	$12,217	$38,019
12/25	$16,440	$21,959	$17,519	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	12.39	3.43	5.10
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Variable Portfolio – Moderately Conservative Portfolio | Class 1 | ASR7051_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Asset Categories

Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 1 | ASR7051_01_12_D01_(02/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$41	0.39%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Conservative Portfolio | Class 2 | ASR7051_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Conservative Portfolio Class 2 ($16,160)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,850	$9,107	$9,899	$10,210	$9,433
03/16	$10,135	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,247	$9,890	$10,305	$10,345	$10,341
06/16	$10,314	$9,558	$10,393	$10,531	$10,362
07/16	$10,516	$10,042	$10,592	$10,598	$10,774
08/16	$10,524	$10,049	$10,592	$10,586	$10,801
09/16	$10,531	$10,173	$10,606	$10,580	$10,818
10/16	$10,404	$9,965	$10,474	$10,499	$10,584
11/16	$10,322	$9,766	$10,403	$10,250	$11,058
12/16	$10,397	$10,100	$10,500	$10,265	$11,274
01/17	$10,501	$10,393	$10,594	$10,285	$11,486
02/17	$10,651	$10,542	$10,752	$10,354	$11,913
03/17	$10,674	$10,832	$10,783	$10,349	$11,921
04/17	$10,786	$11,107	$10,894	$10,428	$12,047
05/17	$10,913	$11,515	$11,020	$10,509	$12,171
06/17	$10,936	$11,495	$11,034	$10,498	$12,280
07/17	$11,048	$11,826	$11,150	$10,543	$12,512
08/17	$11,115	$11,822	$11,220	$10,638	$12,536
09/17	$11,168	$12,116	$11,281	$10,587	$12,842
10/17	$11,265	$12,300	$11,363	$10,593	$13,122
11/17	$11,355	$12,429	$11,450	$10,580	$13,521
12/17	$11,437	$12,628	$11,532	$10,628	$13,656
01/18	$11,617	$13,262	$11,655	$10,506	$14,375
02/18	$11,362	$12,663	$11,422	$10,406	$13,846
03/18	$11,332	$12,435	$11,392	$10,473	$13,568
04/18	$11,310	$12,719	$11,376	$10,395	$13,619
05/18	$11,385	$12,433	$11,478	$10,469	$14,004
06/18	$11,347	$12,281	$11,471	$10,456	$14,095
07/18	$11,467	$12,584	$11,595	$10,459	$14,563
08/18	$11,542	$12,341	$11,717	$10,526	$15,074
09/18	$11,512	$12,448	$11,684	$10,458	$15,099
10/18	$11,123	$11,457	$11,315	$10,376	$13,988
11/18	$11,198	$11,442	$11,412	$10,438	$14,268
12/18	$10,966	$10,887	$11,232	$10,630	$12,940
01/19	$11,362	$11,602	$11,622	$10,742	$14,051
02/19	$11,490	$11,898	$11,748	$10,736	$14,545
03/19	$11,669	$11,973	$11,944	$10,942	$14,757
04/19	$11,796	$12,310	$12,098	$10,945	$15,346
05/19	$11,662	$11,719	$11,986	$11,139	$14,353
06/19	$12,006	$12,414	$12,364	$11,279	$15,361
07/19	$12,036	$12,256	$12,408	$11,304	$15,590
08/19	$12,118	$11,939	$12,521	$11,597	$15,272
09/19	$12,133	$12,281	$12,570	$11,535	$15,540
10/19	$12,223	$12,722	$12,709	$11,570	$15,874
11/19	$12,343	$12,866	$12,837	$11,564	$16,478
12/19	$12,448	$13,284	$12,966	$11,556	$16,954
01/20	$12,560	$13,006	$13,095	$11,778	$16,935
02/20	$12,328	$11,831	$12,860	$11,990	$15,549
03/20	$11,467	$10,252	$12,198	$11,920	$13,410
04/20	$12,081	$10,914	$12,813	$12,132	$15,187
05/20	$12,388	$11,389	$13,078	$12,188	$15,999
06/20	$12,597	$11,777	$13,252	$12,265	$16,364
07/20	$12,942	$12,051	$13,595	$12,448	$17,294
08/20	$13,151	$12,671	$13,837	$12,348	$18,546
09/20	$12,987	$12,342	$13,672	$12,341	$17,871
10/20	$12,844	$11,849	$13,501	$12,286	$17,485
11/20	$13,555	$13,686	$14,212	$12,406	$19,613
12/20	$13,817	$14,322	$14,451	$12,424	$20,495
01/21	$13,728	$14,169	$14,351	$12,334	$20,404
02/21	$13,787	$14,487	$14,359	$12,156	$21,042
03/21	$13,855	$14,820	$14,403	$12,005	$21,796
04/21	$14,154	$15,266	$14,703	$12,099	$22,919
05/21	$14,259	$15,764	$14,803	$12,139	$23,024
06/21	$14,371	$15,587	$14,940	$12,224	$23,592
07/21	$14,521	$15,704	$15,121	$12,361	$23,991
08/21	$14,648	$15,981	$15,235	$12,337	$24,675
09/21	$14,334	$15,517	$14,937	$12,231	$23,568
10/21	$14,581	$15,899	$15,217	$12,227	$25,161
11/21	$14,424	$15,159	$15,113	$12,263	$24,778
12/21	$14,611	$15,935	$15,316	$12,232	$25,754
01/22	$14,147	$15,165	$14,803	$11,968	$24,239
02/22	$13,892	$14,897	$14,578	$11,835	$23,628
03/22	$13,705	$14,993	$14,438	$11,506	$24,395
04/22	$12,964	$14,023	$13,668	$11,069	$22,206
05/22	$13,001	$14,128	$13,733	$11,141	$22,176
06/22	$12,410	$12,817	$13,177	$10,966	$20,321
07/22	$12,942	$13,456	$13,755	$11,234	$22,227
08/22	$12,530	$12,817	$13,307	$10,917	$21,397
09/22	$11,714	$11,618	$12,500	$10,445	$19,413
10/22	$11,916	$12,242	$12,715	$10,310	$21,005
11/22	$12,515	$13,621	$13,336	$10,689	$22,102
12/22	$12,260	$13,632	$13,111	$10,641	$20,808
01/23	$12,852	$14,736	$13,706	$10,968	$22,241
02/23	$12,493	$14,429	$13,368	$10,684	$21,721
03/23	$12,799	$14,786	$13,710	$10,956	$22,302
04/23	$12,897	$15,204	$13,842	$11,022	$22,539
05/23	$12,747	$14,560	$13,693	$10,902	$22,627
06/23	$12,994	$15,223	$13,954	$10,863	$24,172
07/23	$13,121	$15,715	$14,117	$10,856	$25,039
08/23	$12,934	$15,113	$13,934	$10,786	$24,555
09/23	$12,470	$14,597	$13,492	$10,512	$23,386
10/23	$12,223	$14,005	$13,208	$10,346	$22,766
11/23	$12,994	$15,305	$14,027	$10,815	$24,888
12/23	$13,548	$16,118	$14,636	$11,229	$26,209
01/24	$13,570	$16,211	$14,658	$11,198	$26,499
02/24	$13,653	$16,508	$14,744	$11,040	$27,933
03/24	$13,892	$17,051	$15,000	$11,142	$28,835
04/24	$13,473	$16,614	$14,553	$10,860	$27,566
05/24	$13,870	$17,258	$14,940	$11,044	$28,868
06/24	$14,034	$16,979	$15,117	$11,149	$29,762
07/24	$14,326	$17,477	$15,462	$11,409	$30,315
08/24	$14,588	$18,046	$15,743	$11,573	$30,975
09/24	$14,798	$18,212	$15,974	$11,728	$31,616
10/24	$14,416	$17,222	$15,593	$11,437	$31,384
11/24	$14,760	$17,124	$15,939	$11,558	$33,471
12/24	$14,416	$16,735	$15,613	$11,369	$32,448
01/25	$14,656	$17,614	$15,875	$11,430	$33,473
02/25	$14,820	$17,956	$16,063	$11,681	$32,831
03/25	$14,588	$17,883	$15,835	$11,685	$30,916
04/25	$14,648	$18,702	$15,930	$11,731	$30,709
05/25	$14,873	$19,558	$16,178	$11,647	$32,655
06/25	$15,299	$19,989	$16,576	$11,826	$34,314
07/25	$15,322	$19,708	$16,610	$11,795	$35,070
08/25	$15,606	$20,549	$16,909	$11,936	$35,881
09/25	$15,876	$20,942	$17,205	$12,067	$37,120
10/25	$16,048	$21,188	$17,385	$12,142	$37,915
11/25	$16,130	$21,320	$17,479	$12,217	$38,019
12/25	$16,160	$21,959	$17,519	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.10	3.18	4.92
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Variable Portfolio – Moderately Conservative Portfolio | Class 2 | ASR7051_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Asset Categories

Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 2 | ASR7051_02_12_D01_(02/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 4

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$41	0.39%

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Variable Portfolio – Moderately Conservative Portfolio | Class 4 | ASR7051_04_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Moderately Conservative Portfolio Class 4 ($16,166)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,858	$9,107	$9,899	$10,210	$9,433
03/16	$10,142	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,254	$9,890	$10,305	$10,345	$10,341
06/16	$10,321	$9,558	$10,393	$10,531	$10,362
07/16	$10,523	$10,042	$10,592	$10,598	$10,774
08/16	$10,531	$10,049	$10,592	$10,586	$10,801
09/16	$10,538	$10,173	$10,606	$10,580	$10,818
10/16	$10,411	$9,965	$10,474	$10,499	$10,584
11/16	$10,329	$9,766	$10,403	$10,250	$11,058
12/16	$10,404	$10,100	$10,500	$10,265	$11,274
01/17	$10,508	$10,393	$10,594	$10,285	$11,486
02/17	$10,650	$10,542	$10,752	$10,354	$11,913
03/17	$10,680	$10,832	$10,783	$10,349	$11,921
04/17	$10,792	$11,107	$10,894	$10,428	$12,047
05/17	$10,919	$11,515	$11,020	$10,509	$12,171
06/17	$10,942	$11,495	$11,034	$10,498	$12,280
07/17	$11,054	$11,826	$11,150	$10,543	$12,512
08/17	$11,121	$11,822	$11,220	$10,638	$12,536
09/17	$11,173	$12,116	$11,281	$10,587	$12,842
10/17	$11,263	$12,300	$11,363	$10,593	$13,122
11/17	$11,360	$12,429	$11,450	$10,580	$13,521
12/17	$11,435	$12,628	$11,532	$10,628	$13,656
01/18	$11,622	$13,262	$11,655	$10,506	$14,375
02/18	$11,368	$12,663	$11,422	$10,406	$13,846
03/18	$11,338	$12,435	$11,392	$10,473	$13,568
04/18	$11,315	$12,719	$11,376	$10,395	$13,619
05/18	$11,390	$12,433	$11,478	$10,469	$14,004
06/18	$11,353	$12,281	$11,471	$10,456	$14,095
07/18	$11,472	$12,584	$11,595	$10,459	$14,563
08/18	$11,547	$12,341	$11,717	$10,526	$15,074
09/18	$11,510	$12,448	$11,684	$10,458	$15,099
10/18	$11,121	$11,457	$11,315	$10,376	$13,988
11/18	$11,203	$11,442	$11,412	$10,438	$14,268
12/18	$10,972	$10,887	$11,232	$10,630	$12,940
01/19	$11,368	$11,602	$11,622	$10,742	$14,051
02/19	$11,495	$11,898	$11,748	$10,736	$14,545
03/19	$11,667	$11,973	$11,944	$10,942	$14,757
04/19	$11,801	$12,310	$12,098	$10,945	$15,346
05/19	$11,667	$11,719	$11,986	$11,139	$14,353
06/19	$12,010	$12,414	$12,364	$11,279	$15,361
07/19	$12,040	$12,256	$12,408	$11,304	$15,590
08/19	$12,123	$11,939	$12,521	$11,597	$15,272
09/19	$12,138	$12,281	$12,570	$11,535	$15,540
10/19	$12,227	$12,722	$12,709	$11,570	$15,874
11/19	$12,347	$12,866	$12,837	$11,564	$16,478
12/19	$12,451	$13,284	$12,966	$11,556	$16,954
01/20	$12,564	$13,006	$13,095	$11,778	$16,935
02/20	$12,332	$11,831	$12,860	$11,990	$15,549
03/20	$11,472	$10,252	$12,198	$11,920	$13,410
04/20	$12,085	$10,914	$12,813	$12,132	$15,187
05/20	$12,392	$11,389	$13,078	$12,188	$15,999
06/20	$12,601	$11,777	$13,252	$12,265	$16,364
07/20	$12,945	$12,051	$13,595	$12,448	$17,294
08/20	$13,161	$12,671	$13,837	$12,348	$18,546
09/20	$12,990	$12,342	$13,672	$12,341	$17,871
10/20	$12,855	$11,849	$13,501	$12,286	$17,485
11/20	$13,558	$13,686	$14,212	$12,406	$19,613
12/20	$13,819	$14,322	$14,451	$12,424	$20,495
01/21	$13,737	$14,169	$14,351	$12,334	$20,404
02/21	$13,789	$14,487	$14,359	$12,156	$21,042
03/21	$13,864	$14,820	$14,403	$12,005	$21,796
04/21	$14,163	$15,266	$14,703	$12,099	$22,919
05/21	$14,268	$15,764	$14,803	$12,139	$23,024
06/21	$14,380	$15,587	$14,940	$12,224	$23,592
07/21	$14,529	$15,704	$15,121	$12,361	$23,991
08/21	$14,656	$15,981	$15,235	$12,337	$24,675
09/21	$14,342	$15,517	$14,937	$12,231	$23,568
10/21	$14,589	$15,899	$15,217	$12,227	$25,161
11/21	$14,425	$15,159	$15,113	$12,263	$24,778
12/21	$14,619	$15,935	$15,316	$12,232	$25,754
01/22	$14,148	$15,165	$14,803	$11,968	$24,239
02/22	$13,894	$14,897	$14,578	$11,835	$23,628
03/22	$13,707	$14,993	$14,438	$11,506	$24,395
04/22	$12,967	$14,023	$13,668	$11,069	$22,206
05/22	$13,004	$14,128	$13,733	$11,141	$22,176
06/22	$12,414	$12,817	$13,177	$10,966	$20,321
07/22	$12,945	$13,456	$13,755	$11,234	$22,227
08/22	$12,534	$12,817	$13,307	$10,917	$21,397
09/22	$11,719	$11,618	$12,500	$10,445	$19,413
10/22	$11,921	$12,242	$12,715	$10,310	$21,005
11/22	$12,519	$13,621	$13,336	$10,689	$22,102
12/22	$12,265	$13,632	$13,111	$10,641	$20,808
01/23	$12,855	$14,736	$13,706	$10,968	$22,241
02/23	$12,496	$14,429	$13,368	$10,684	$21,721
03/23	$12,803	$14,786	$13,710	$10,956	$22,302
04/23	$12,900	$15,204	$13,842	$11,022	$22,539
05/23	$12,758	$14,560	$13,693	$10,902	$22,627
06/23	$12,997	$15,223	$13,954	$10,863	$24,172
07/23	$13,132	$15,715	$14,117	$10,856	$25,039
08/23	$12,945	$15,113	$13,934	$10,786	$24,555
09/23	$12,481	$14,597	$13,492	$10,512	$23,386
10/23	$12,235	$14,005	$13,208	$10,346	$22,766
11/23	$12,997	$15,305	$14,027	$10,815	$24,888
12/23	$13,550	$16,118	$14,636	$11,229	$26,209
01/24	$13,580	$16,211	$14,658	$11,198	$26,499
02/24	$13,655	$16,508	$14,744	$11,040	$27,933
03/24	$13,901	$17,051	$15,000	$11,142	$28,835
04/24	$13,483	$16,614	$14,553	$10,860	$27,566
05/24	$13,871	$17,258	$14,940	$11,044	$28,868
06/24	$14,036	$16,979	$15,117	$11,149	$29,762
07/24	$14,327	$17,477	$15,462	$11,409	$30,315
08/24	$14,596	$18,046	$15,743	$11,573	$30,975
09/24	$14,806	$18,212	$15,974	$11,728	$31,616
10/24	$14,425	$17,222	$15,593	$11,437	$31,384
11/24	$14,768	$17,124	$15,939	$11,558	$33,471
12/24	$14,417	$16,735	$15,613	$11,369	$32,448
01/25	$14,656	$17,614	$15,875	$11,430	$33,473
02/25	$14,828	$17,956	$16,063	$11,681	$32,831
03/25	$14,589	$17,883	$15,835	$11,685	$30,916
04/25	$14,656	$18,702	$15,930	$11,731	$30,709
05/25	$14,880	$19,558	$16,178	$11,647	$32,655
06/25	$15,299	$19,989	$16,576	$11,826	$34,314
07/25	$15,329	$19,708	$16,610	$11,795	$35,070
08/25	$15,613	$20,549	$16,909	$11,936	$35,881
09/25	$15,882	$20,942	$17,205	$12,067	$37,120
10/25	$16,054	$21,188	$17,385	$12,142	$37,915
11/25	$16,136	$21,320	$17,479	$12,217	$38,019
12/25	$16,166	$21,959	$17,519	$12,199	$38,012
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	12.13	3.19	4.92
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Variable Portfolio – Moderately Conservative Portfolio | Class 4 | ASR7051_04_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Asset Categories

Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 4 | ASR7051_04_12_D01_(02/26) |

Variable Portfolio – Partners Core Bond Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$50	0.48%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s relative performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark. These sectors offered higher risk premiums and yields than benchmark sectors and benefited from the enhanced income in a benign environment for spreads. In addition, an overweight to agency mortgage-backed securities contributed positively to the Fund’s relative performance as this was the best performing major sector within the benchmark.

Security selection | Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to the Fund’s performance relative to the benchmark. In addition, security selection within commercial mortgage-backed securities contributed positively, particularly select single-asset single borrow opportunities and single-family rentals. Finally, investment-grade corporates were a positive contributor to the Fund’s relative performance as active participation in new issues and dislocations around tariff announcements provided attractive entry points.

Interest rate positioning | The Fund was positioned with a slightly longer duration profile than the benchmark during the period, concentrated in the front end of the yield curve while de-emphasizing the longer maturity segment. This resulted in a positive contribution to the Fund’s relative performance as the U.S. Treasury yield curve steepened throughout 2025.

Top Performance Detractors

There were no material detractors to relative performance at the Fund level during the period.

Variable Portfolio – Partners Core Bond Fund | Class 1 | ASR7052_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Core Bond Fund Class 1 ($12,492)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,130	$10,138
02/16	$10,204	$10,210
03/16	$10,278	$10,303
04/16	$10,315	$10,343
05/16	$10,324	$10,345
06/16	$10,503	$10,531
07/16	$10,560	$10,598
08/16	$10,532	$10,586
09/16	$10,541	$10,580
10/16	$10,465	$10,499
11/16	$10,238	$10,250
12/16	$10,248	$10,265
01/17	$10,266	$10,285
02/17	$10,333	$10,354
03/17	$10,333	$10,349
04/17	$10,409	$10,428
05/17	$10,484	$10,509
06/17	$10,479	$10,498
07/17	$10,527	$10,543
08/17	$10,624	$10,638
09/17	$10,576	$10,587
10/17	$10,585	$10,593
11/17	$10,576	$10,580
12/17	$10,614	$10,628
01/18	$10,508	$10,506
02/18	$10,411	$10,406
03/18	$10,469	$10,473
04/18	$10,391	$10,395
05/18	$10,459	$10,469
06/18	$10,444	$10,456
07/18	$10,444	$10,459
08/18	$10,515	$10,526
09/18	$10,444	$10,458
10/18	$10,373	$10,376
11/18	$10,424	$10,438
12/18	$10,605	$10,630
01/19	$10,716	$10,742
02/19	$10,716	$10,736
03/19	$10,918	$10,942
04/19	$10,918	$10,945
05/19	$11,119	$11,139
06/19	$11,260	$11,279
07/19	$11,280	$11,304
08/19	$11,580	$11,597
09/19	$11,518	$11,535
10/19	$11,538	$11,570
11/19	$11,528	$11,564
12/19	$11,518	$11,556
01/20	$11,755	$11,778
02/20	$11,962	$11,990
03/20	$11,755	$11,920
04/20	$12,014	$12,132
05/20	$12,086	$12,188
06/20	$12,210	$12,265
07/20	$12,407	$12,448
08/20	$12,343	$12,348
09/20	$12,343	$12,341
10/20	$12,300	$12,286
11/20	$12,438	$12,406
12/20	$12,470	$12,424
01/21	$12,396	$12,334
02/21	$12,226	$12,156
03/21	$12,098	$12,005
04/21	$12,194	$12,099
05/21	$12,226	$12,139
06/21	$12,321	$12,224
07/21	$12,449	$12,361
08/21	$12,438	$12,337
09/21	$12,338	$12,231
10/21	$12,327	$12,227
11/21	$12,338	$12,263
12/21	$12,316	$12,232
01/22	$12,061	$11,968
02/22	$11,917	$11,835
03/22	$11,596	$11,506
04/22	$11,164	$11,069
05/22	$11,219	$11,141
06/22	$11,009	$10,966
07/22	$11,269	$11,234
08/22	$10,974	$10,917
09/22	$10,509	$10,445
10/22	$10,373	$10,310
11/22	$10,736	$10,689
12/22	$10,679	$10,641
01/23	$11,042	$10,968
02/23	$10,770	$10,684
03/23	$11,042	$10,956
04/23	$11,099	$11,022
05/23	$10,985	$10,902
06/23	$10,951	$10,863
07/23	$10,944	$10,856
08/23	$10,885	$10,786
09/23	$10,605	$10,512
10/23	$10,442	$10,346
11/23	$10,920	$10,815
12/23	$11,352	$11,229
01/24	$11,340	$11,198
02/24	$11,189	$11,040
03/24	$11,305	$11,142
04/24	$11,037	$10,860
05/24	$11,224	$11,044
06/24	$11,352	$11,149
07/24	$11,620	$11,409
08/24	$11,789	$11,573
09/24	$11,959	$11,728
10/24	$11,668	$11,437
11/24	$11,801	$11,558
12/24	$11,608	$11,369
01/25	$11,680	$11,430
02/25	$11,934	$11,681
03/25	$11,946	$11,685
04/25	$11,971	$11,731
05/25	$11,898	$11,647
06/25	$12,092	$11,826
07/25	$12,070	$11,795
08/25	$12,210	$11,936
09/25	$12,351	$12,067
10/25	$12,428	$12,142
11/25	$12,518	$12,217
12/25	$12,492	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	7.62	0.03	2.25
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,805,619,338
Total number of portfolio holdings	2,306
Management services fees (represents 0.47% of Fund average net assets)	$17,833,520
Portfolio turnover for the reporting period	225%

Variable Portfolio – Partners Core Bond Fund | Class 1 | ASR7052_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

U.S. Treasury 12/31/2030 3.625%	2.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.8%
U.S. Treasury 11/15/2035 4.000%	1.7%
U.S. Treasury 11/15/2045 4.625%	1.4%
U.S. Treasury 08/15/2055 4.750%	1.3%
U.S. Treasury 12/31/2032 3.875%	1.3%
U.S. Treasury 03/31/2030 3.625%	1.1%
U.S. Treasury 12/15/2028 3.500%	1.0%
U.S. Treasury 11/30/2030 3.500%	0.8%
U.S. Treasury 08/15/2041 1.750%	0.7%

Asset Categories

Residential Mortgage-Backed Securities - Agency	32.6%
Corporate Bonds & Notes	27.7%
U.S. Treasury Obligations	20.1%
Asset-Backed Securities - Non-Agency	7.5%
Money Market Funds	4.6%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Commercial Mortgage-Backed Securities - Agency	3.2%
Residential Mortgage-Backed Securities - Non-Agency	1.8%
Foreign Government Obligations	1.2%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund | Class 1 | ASR7052_01_12_D01_(02/26) |

Variable Portfolio – Partners Core Bond Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$76	0.73%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s relative performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark. These sectors offered higher risk premiums and yields than benchmark sectors and benefited from the enhanced income in a benign environment for spreads. In addition, an overweight to agency mortgage-backed securities contributed positively to the Fund’s relative performance as this was the best performing major sector within the benchmark.

Security selection | Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to the Fund’s performance relative to the benchmark. In addition, security selection within commercial mortgage-backed securities contributed positively, particularly select single-asset single borrow opportunities and single-family rentals. Finally, investment-grade corporates were a positive contributor to the Fund’s relative performance as active participation in new issues and dislocations around tariff announcements provided attractive entry points.

Interest rate positioning | The Fund was positioned with a slightly longer duration profile than the benchmark during the period, concentrated in the front end of the yield curve while de-emphasizing the longer maturity segment. This resulted in a positive contribution to the Fund’s relative performance as the U.S. Treasury yield curve steepened throughout 2025.

Top Performance Detractors

There were no material detractors to relative performance at the Fund level during the period.

Variable Portfolio – Partners Core Bond Fund | Class 2 | ASR7052_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Core Bond Fund Class 2 ($12,181)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,140	$10,138
02/16	$10,205	$10,210
03/16	$10,279	$10,303
04/16	$10,307	$10,343
05/16	$10,316	$10,345
06/16	$10,499	$10,531
07/16	$10,546	$10,598
08/16	$10,527	$10,586
09/16	$10,527	$10,580
10/16	$10,451	$10,499
11/16	$10,223	$10,250
12/16	$10,223	$10,265
01/17	$10,242	$10,285
02/17	$10,309	$10,354
03/17	$10,299	$10,349
04/17	$10,375	$10,428
05/17	$10,451	$10,509
06/17	$10,448	$10,498
07/17	$10,487	$10,543
08/17	$10,584	$10,638
09/17	$10,526	$10,587
10/17	$10,535	$10,593
11/17	$10,526	$10,580
12/17	$10,564	$10,628
01/18	$10,458	$10,506
02/18	$10,361	$10,406
03/18	$10,419	$10,473
04/18	$10,332	$10,395
05/18	$10,399	$10,469
06/18	$10,387	$10,456
07/18	$10,387	$10,459
08/18	$10,447	$10,526
09/18	$10,377	$10,458
10/18	$10,296	$10,376
11/18	$10,357	$10,438
12/18	$10,528	$10,630
01/19	$10,628	$10,742
02/19	$10,628	$10,736
03/19	$10,829	$10,942
04/19	$10,829	$10,945
05/19	$11,030	$11,139
06/19	$11,164	$11,279
07/19	$11,184	$11,304
08/19	$11,472	$11,597
09/19	$11,411	$11,535
10/19	$11,431	$11,570
11/19	$11,421	$11,564
12/19	$11,411	$11,556
01/20	$11,637	$11,778
02/20	$11,842	$11,990
03/20	$11,637	$11,920
04/20	$11,883	$12,132
05/20	$11,955	$12,188
06/20	$12,079	$12,265
07/20	$12,267	$12,448
08/20	$12,203	$12,348
09/20	$12,203	$12,341
10/20	$12,161	$12,286
11/20	$12,299	$12,406
12/20	$12,320	$12,424
01/21	$12,246	$12,334
02/21	$12,077	$12,156
03/21	$11,950	$12,005
04/21	$12,034	$12,099
05/21	$12,066	$12,139
06/21	$12,161	$12,224
07/21	$12,278	$12,361
08/21	$12,267	$12,337
09/21	$12,168	$12,231
10/21	$12,146	$12,227
11/21	$12,157	$12,263
12/21	$12,146	$12,232
01/22	$11,883	$11,968
02/22	$11,740	$11,835
03/22	$11,422	$11,506
04/22	$10,994	$11,069
05/22	$11,049	$11,141
06/22	$10,829	$10,966
07/22	$11,089	$11,234
08/22	$10,797	$10,917
09/22	$10,337	$10,445
10/22	$10,203	$10,310
11/22	$10,562	$10,689
12/22	$10,494	$10,641
01/23	$10,853	$10,968
02/23	$10,584	$10,684
03/23	$10,842	$10,956
04/23	$10,909	$11,022
05/23	$10,786	$10,902
06/23	$10,752	$10,863
07/23	$10,751	$10,856
08/23	$10,682	$10,786
09/23	$10,406	$10,512
10/23	$10,233	$10,346
11/23	$10,716	$10,815
12/23	$11,130	$11,229
01/24	$11,118	$11,198
02/24	$10,969	$11,040
03/24	$11,072	$11,142
04/24	$10,808	$10,860
05/24	$10,992	$11,044
06/24	$11,118	$11,149
07/24	$11,378	$11,409
08/24	$11,545	$11,573
09/24	$11,711	$11,728
10/24	$11,414	$11,437
11/24	$11,545	$11,558
12/24	$11,354	$11,369
01/25	$11,426	$11,430
02/25	$11,675	$11,681
03/25	$11,675	$11,685
04/25	$11,699	$11,731
05/25	$11,628	$11,647
06/25	$11,806	$11,826
07/25	$11,792	$11,795
08/25	$11,930	$11,936
09/25	$12,068	$12,067
10/25	$12,131	$12,142
11/25	$12,218	$12,217
12/25	$12,181	$12,199
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.28	(0.23)	1.99
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,805,619,338
Total number of portfolio holdings	2,306
Management services fees (represents 0.47% of Fund average net assets)	$17,833,520
Portfolio turnover for the reporting period	225%

Variable Portfolio – Partners Core Bond Fund | Class 2 | ASR7052_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

U.S. Treasury 12/31/2030 3.625%	2.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.8%
U.S. Treasury 11/15/2035 4.000%	1.7%
U.S. Treasury 11/15/2045 4.625%	1.4%
U.S. Treasury 08/15/2055 4.750%	1.3%
U.S. Treasury 12/31/2032 3.875%	1.3%
U.S. Treasury 03/31/2030 3.625%	1.1%
U.S. Treasury 12/15/2028 3.500%	1.0%
U.S. Treasury 11/30/2030 3.500%	0.8%
U.S. Treasury 08/15/2041 1.750%	0.7%

Asset Categories

Residential Mortgage-Backed Securities - Agency	32.6%
Corporate Bonds & Notes	27.7%
U.S. Treasury Obligations	20.1%
Asset-Backed Securities - Non-Agency	7.5%
Money Market Funds	4.6%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Commercial Mortgage-Backed Securities - Agency	3.2%
Residential Mortgage-Backed Securities - Non-Agency	1.8%
Foreign Government Obligations	1.2%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund | Class 2 | ASR7052_02_12_D01_(02/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Audit fees (a)	1,611,031	1,554,250	0	0
Audit-related fees (b)	50,000	50,000	0	0
Tax fees (c)	668,315	704,383	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – American Century Diversified Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – American Century Diversified Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	6,190,006
Buckhorn Park CLO Ltd.(a),(b)
Series 2019-1A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 07/18/2034	5.734%	11,500,000	11,505,037
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	796,545	788,580
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,468,141
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,194,724
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,431	11,767,373
Dryden CLO Ltd(a),(b)
Series 2024-68A Class CRR
3-month Term SOFR + 1.800% Floor 1.800% 07/15/2035	5.705%	6,000,000	6,002,766
Dryden Senior Loan Fund(a),(b)
Series 2016-43A Class CR3
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2034	5.634%	17,500,000	17,368,802
Elmwood CLO Ltd.(a),(b)
Series 2023-3A Class CR
3-month Term SOFR + 1.750% Floor 1.750%, Cap 1.750% 01/17/2038	5.632%	5,550,000	5,549,795
FinBe USA Trust(a)
Series 2025-1A Class A
12/15/2028	5.700%	6,727,161	6,752,473
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	2,975,086	2,933,715
Flexential Issuer LLC(a)
Series 2025-1A Class A2
10/25/2060	6.030%	11,200,000	11,142,071
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	2,460,568	2,284,975
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-5CS Class A
10/20/2048	2.310%	4,509,918	3,751,655
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,004,455	8,099,391
Series 2025-1A Class A2
09/20/2065	5.604%	6,391,000	6,430,080
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	5.638%	2,550,000	2,555,444
Magnetite XXVIII Ltd.(a),(b)
Series 2020-28A Class BRR
3-month Term SOFR + 1.550% Floor 1.550% 01/15/2038	5.455%	13,500,000	13,537,044
Series 2020-28A Class CRR
3-month Term SOFR + 1.750% Floor 1.750% 01/15/2038	5.655%	8,800,000	8,810,806
Mosaic Solar Loan Trust(a)
Series 2023-2 Class A
09/22/2053	5.360%	4,259,452	4,095,885
Mountain View CLO LLC(a),(b)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	5.855%	786,561	786,687
MP 2023 LLC(a)
Series 2025-1A Class A
11/15/2065	5.547%	11,395,144	11,389,198
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	7,976,053
Reese Park CLO Ltd.(a),(b)
Series 2020-1A Class CRR
3-month Term SOFR + 1.900% Cap 1.900% 01/15/2038	5.805%	5,700,000	5,731,561
Riverbank Park CLO Ltd.(a),(b)
Series 2024-1A Class C
3-month Term SOFR + 1.800% 01/25/2038	6.119%	8,000,000	8,016,080
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	9,735,000	9,976,246
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	1,625,443	1,586,669
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	8,498,160	8,614,953
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,354,022
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,920,258
Vertical Bridge CC LLC(a)
Series 2025-1A Class A
08/16/2055	5.163%	12,123,873	12,147,168
Voya CLO Ltd.(a),(b)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	5.505%	11,150,000	11,156,545
Total Asset-Backed Securities — Non-Agency (Cost $235,674,911)			232,884,203

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.215%	4,917,361	4,917,414
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,431,746
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,895,233
BANK(a),(c)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,659,871
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,787,460
BBCMS Mortgage Trust(c)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,236,023
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2019-BWAY Class E
11/25/2034	7.287%	8,236,000	41,180
Benchmark Mortgage Trust(a),(c)
Subordinated Series 2018-B5 Class D
07/15/2051	3.095%	5,659,000	4,496,038
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,250,120
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,209,953
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,708,000	4,643,578
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,921,784
CSMC Trust(a),(b)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	5.015%	3,281,000	3,254,409
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,111,411
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,388,725
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,709,859
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	5,075,955
ONNI Commercial Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.753%	7,843,000	7,992,688
THPT Mortgage Trust(a),(c)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,582,464
UBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2018-C15 Class D
12/15/2051	5.136%	1,375,000	1,258,869
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $76,678,842)			71,864,780

Corporate Bonds & Notes 39.5%

Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2040	5.705%	4,700,000	4,803,071
Northrop Grumman Corp.
05/01/2040	5.150%	1,980,000	1,969,028
Textron, Inc.
03/15/2036	4.950%	2,272,000	2,256,324
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
01/15/2029	4.625%	1,720,000	1,709,261
05/01/2029	4.875%	5,170,000	5,152,569
Total			15,890,253
Airlines 0.6%
American Airlines, Inc.(a)
02/15/2028	7.250%	3,310,000	3,383,045
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	83	83
Grupo Aeromexico SAB de CV(a)
11/15/2029	8.250%	5,175,000	5,287,126
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	2,900,000	2,921,056
Southwest Airlines Co.
11/15/2028	4.375%	4,830,000	4,839,649
United Airlines, Inc.(a)
04/15/2029	4.625%	2,945,000	2,928,757
Total			19,359,716
Apartment REIT 0.1%
Essex Portfolio LP
02/15/2036	4.875%	4,300,000	4,221,897
Automotive 0.8%
Allison Transmission, Inc.(a)
12/01/2033	5.875%	6,600,000	6,694,064
American Honda Finance Corp.
01/09/2026	4.950%	4,690,000	4,690,547
Ford Motor Credit Co. LLC
06/10/2030	7.200%	4,860,000	5,203,437
11/05/2031	6.054%	5,640,000	5,775,633
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,972,108
07/15/2035	6.150%	1,975,000	2,082,666
Hyundai Capital America(a)
01/16/2029	6.500%	1,227,000	1,298,216
Total			28,716,671
Banking 10.1%
Ally Financial, Inc.
11/01/2031	8.000%	5,972,000	6,777,225
Banco Bilbao Vizcaya Argentaria SA(e),(f)
	6.125%	5,200,000	5,240,938
Banco Mercantil del Norte SA(a),(e),(f)
	5.875%	4,076,000	4,046,495
	7.500%	2,598,000	2,669,972
Banco Santander SA(e),(f)
	4.750%	17,200,000	17,081,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(f)
01/24/2036	5.511%	5,370,000	5,608,698
Bank of Montreal(f)
05/26/2084	7.700%	3,271,000	3,478,696
Bank of Nova Scotia (The)(e),(f)
	8.000%	4,550,000	4,869,814
Bank of Nova Scotia (The)(f)
10/27/2082	8.625%	6,892,000	7,311,062
Barclays PLC(e),(f)
	8.000%	9,798,000	10,426,354
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a),(f)
Subordinated
01/18/2033	5.125%	5,490,000	5,382,088
BNP Paribas SA(a),(e),(f)
	8.500%	16,156,000	17,188,016
BPCE SA(a),(f)
Subordinated
01/14/2037	3.648%	5,790,000	5,283,902
Capital One Financial Corp.(f)
Subordinated
07/29/2032	2.359%	3,910,000	3,423,706
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,339,425
09/11/2036	5.174%	3,550,000	3,587,231
03/04/2056	5.612%	1,740,000	1,734,438
Junior Subordinated
12/31/2079	3.875%	14,147,000	14,104,755
Danske Bank A/S(a),(e),(f)
	4.375%	13,095,000	13,063,446
Dresdner Funding Trust I(a)
06/30/2031	8.151%	6,170,000	6,779,386
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	3,660,000	3,883,295
10/21/2031	4.369%	3,900,000	3,891,894
HSBC Holdings PLC(e),(f)
	6.875%	2,794,000	2,884,802
Junior Subordinated
	6.000%	12,216,000	12,315,647
ING Groep NV(e),(f)
	5.750%	16,715,000	16,796,297
Intesa Sanpaolo SpA(a),(f)
Subordinated
06/01/2032	4.198%	3,702,000	3,532,670
06/01/2042	4.950%	2,470,000	2,107,150
JPMorgan Chase & Co.(e),(f)
	3.650%	3,442,000	3,422,176
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(f)
04/22/2031	5.103%	5,156,000	5,323,611
04/22/2035	5.766%	6,142,000	6,539,353
07/22/2035	5.294%	1,982,000	2,046,062
Lloyds Banking Group PLC(e),(f)
	6.750%	4,973,000	5,014,149
Macquarie Bank Ltd.(a),(e),(f)
	6.125%	4,737,000	4,807,742
Morgan Stanley(f)
11/01/2029	6.407%	3,080,000	3,263,924
11/01/2034	6.627%	4,615,000	5,157,242
04/19/2035	5.831%	1,457,000	1,548,478
10/22/2036	4.892%	3,950,000	3,918,155
11/19/2055	5.516%	1,370,000	1,355,109
Morgan Stanley Private Bank(f)
11/19/2031	4.465%	6,885,000	6,899,541
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	2,160,000	2,189,332
Nationwide Building Society(a),(f)
Subordinated
10/18/2032	4.125%	3,050,000	3,027,707
NatWest Group PLC(f)
Subordinated
11/28/2035	3.032%	3,870,000	3,562,763
Nordea Bank Abp(a),(e),(f)
	6.625%	15,600,000	15,679,785
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	10,313,000	10,168,299
Pinnacle Financial Partners, Inc.
01/15/2036	5.957%	5,520,000	5,559,361
Skandinaviska Enskilda Banken AB(a),(e),(f)
	6.875%	8,200,000	8,401,825
Societe Generale SA(a),(e),(f)
	4.750%	1,692,000	1,681,871
	9.375%	12,420,000	13,257,718
	10.000%	3,165,000	3,509,161
Standard Chartered PLC(a),(e),(f)
	7.750%	2,682,000	2,781,055
Toronto-Dominion Bank (The)(f)
10/31/2082	8.125%	4,765,000	5,011,420
UBS Group AG(a),(e),(f)
	9.250%	12,345,000	13,547,042
Wells Fargo & Co.(e),(f)
	3.900%	4,143,000	4,128,915
Wells Fargo & Co.(f)
04/23/2036	5.605%	4,385,000	4,596,667
04/04/2051	5.013%	3,025,000	2,769,012
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Alliance Bank(f)
Subordinated
11/15/2035	6.537%	5,156,000	5,178,004
Zions Bancorp NA(f)
Subordinated
11/19/2035	6.816%	5,940,000	6,315,326
Total			346,469,336
Brokerage/Asset Managers/Exchanges 0.6%
Charles Schwab Corp. (The)(e),(f)
Junior Subordinated
	4.000%	13,809,000	13,710,663
Citadel Finance LLC(a)
02/10/2030	5.900%	1,454,000	1,484,572
Coinbase Global, Inc.(a)
10/01/2028	3.375%	945,000	899,258
LPL Holdings, Inc.
06/15/2030	5.150%	3,390,000	3,459,529
Total			19,554,022
Building Materials 0.9%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	9,040,000	8,606,590
Carlisle Cos, Inc.
09/15/2040	5.550%	1,926,000	1,950,219
Eagle Materials, Inc.
03/15/2036	5.000%	3,689,000	3,613,560
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	3,670,000	3,566,207
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,040,000	2,122,813
03/01/2033	6.750%	5,007,000	5,228,209
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	713,356
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,839,302
Total			29,640,256
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	11,584,000	11,570,830
Cox Communications, Inc.(a)
06/15/2033	5.700%	2,669,000	2,689,935
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,495,000	3,462,465
07/15/2028	4.000%	8,915,000	8,711,284
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	4,139,000	4,222,054
Total			30,656,568
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	1,756,000	726,356
01/31/2030	4.500%	10,980,000	4,268,601
Celanese US Holdings LLC
02/15/2031	7.000%	4,555,000	4,662,148
Solstice Advanced Materials, Inc.(a)
09/30/2033	5.625%	4,034,000	4,072,310
Total			13,729,415
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,289,060
Herc Holdings, Inc.(a)
06/15/2033	7.250%	3,029,000	3,210,368
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,354,895
Total			10,854,323
Consumer Cyclical Services 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
04/15/2030	9.750%	2,393,000	2,595,368
CBRE Services, Inc.
01/15/2033	4.900%	3,055,000	3,069,272
Total			5,664,640
Consumer Products 0.2%
Coty ,Inc./HFC Prestige Products, Inc./International US LLC(a)
01/15/2031	5.600%	5,155,000	5,198,808
Perrigo Finance Unlimited Co.(f)
06/15/2030	5.150%	1,195,000	1,154,092
Total			6,352,900
Diversified Manufacturing 0.5%
Amphenol Corp.
02/15/2036	4.625%	4,050,000	3,971,487
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,604,370
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,200,000	2,188,660
Weir Group, Inc.(a)
05/06/2030	5.350%	3,111,000	3,196,981
Total			16,961,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.2%
Alliant Energy Corp.(f)
04/01/2056	5.750%	5,530,000	5,519,915
American Electric Power Co, Inc.(f)
03/15/2056	5.800%	1,670,000	1,657,978
03/15/2056	6.050%	3,763,000	3,699,977
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,915,277
Commonwealth Edison Co.
06/01/2055	5.950%	1,183,000	1,228,878
Duke Energy Florida LLC
12/01/2035	4.850%	1,717,000	1,712,713
11/15/2052	5.950%	2,100,000	2,173,427
Duke Energy Progress LLC
03/06/2027	4.350%	3,020,000	3,042,614
03/15/2053	5.350%	1,275,000	1,217,524
Electricite de France SA(a)
01/26/2039	6.950%	4,809,000	5,380,465
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,407,577
EUSHI Finance, Inc.(f)
04/01/2056	6.250%	3,425,000	3,419,319
Hawaiian Electric Co., Inc.(a)
10/01/2033	6.000%	8,523,000	8,631,405
Kentucky Utilities Co.
08/15/2055	5.850%	2,418,000	2,441,735
Louisville Gas and Electric Co.
08/15/2055	5.850%	698,000	704,363
MidAmerican Energy Co.
09/15/2054	5.850%	9,337,000	9,611,356
Niagara Mohawk Power Corp.(a)
10/03/2030	4.647%	1,260,000	1,267,512
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,743,615
RWE Finance US LLC(a)
09/18/2035	5.125%	1,137,000	1,130,647
Saavi Energia Sarl(a)
02/10/2035	8.875%	4,555,000	4,938,886
Southern Co. (The)(f)
01/15/2051	4.000%	2,825,000	2,823,950
WEC Energy Group, Inc.
09/12/2026	5.600%	1,410,000	1,423,836
WEC Energy Group, Inc.(f)
05/15/2056	5.625%	3,051,000	3,070,591
Total			77,163,560
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.8%
Air Lease Corp.(e),(f)
Junior Subordinated
	4.650%	6,495,000	6,410,399
Aircastle Ltd.(a),(e),(f)
	5.250%	13,285,000	13,242,477
Ares Strategic Income Fund
03/15/2028	5.700%	2,310,000	2,339,393
Blackstone Private Credit Fund
07/16/2029	5.950%	4,475,000	4,566,536
Blue Owl Capital Corp.
03/15/2029	5.950%	3,075,000	3,103,642
Blue Owl Credit Income Corp.
01/15/2029	7.750%	5,145,000	5,440,909
Blue Owl Technology Finance Corp.(a)
03/15/2028	6.100%	9,035,000	9,085,808
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,425,000	3,503,740
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	8,230,000	8,630,104
05/01/2031	6.875%	6,880,000	6,888,568
Golub Capital BDC, Inc.
12/05/2028	7.050%	4,232,000	4,466,591
Golub Capital Private Credit Fund(a)
08/15/2028	5.450%	4,955,000	4,987,000
HPS Corporate Lending Fund
01/14/2028	5.450%	1,520,000	1,537,529
09/30/2029	6.250%	1,638,000	1,695,844
HPS Corporate Lending Fund(a)
09/11/2028	4.900%	2,670,000	2,654,340
OneMain Finance Corp.
05/15/2030	6.125%	1,410,000	1,437,794
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	7,102,154
02/15/2033	6.875%	1,413,000	1,474,841
Rocket Cos, Inc.(a)
08/01/2030	6.125%	2,700,000	2,791,997
08/01/2033	6.375%	2,840,000	2,966,328
UWM Holdings LLC(a)
03/15/2031	6.250%	2,884,000	2,879,237
Total			97,205,231
Food and Beverage 0.2%
Flowers Foods, Inc.
03/15/2035	5.750%	2,125,000	2,131,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
05/01/2045	5.650%	2,935,000	2,960,486
05/01/2055	5.700%	1,689,000	1,686,938
Total			6,779,329
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	6,076,000	5,832,297
GLP Capital LP/Financing II, Inc.
02/15/2033	5.250%	3,913,000	3,920,951
International Game Technology PLC(a)
01/15/2029	5.250%	7,240,000	7,222,668
Scientific Games International, Inc.(a)
11/15/2029	7.250%	4,621,000	4,739,368
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,155,000	4,034,777
Total			25,750,061
Health Care 1.6%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	5,365,000	5,161,492
Baxter International, Inc.
12/15/2030	4.900%	1,295,000	1,303,653
12/15/2035	5.650%	1,817,000	1,843,038
CVS Health Corp.
09/15/2035	5.450%	1,667,000	1,706,279
06/01/2044	6.000%	3,775,000	3,794,821
CVS Health Corp.(f)
03/10/2055	7.000%	2,254,000	2,364,149
HCA, Inc.
11/15/2035	4.900%	5,197,000	5,128,767
03/01/2055	6.200%	1,217,000	1,242,265
11/15/2055	5.700%	3,638,000	3,473,517
Hologic, Inc.(a)
02/15/2029	3.250%	3,014,000	2,970,585
Icon Investments Six DAC
05/08/2034	6.000%	1,654,000	1,749,822
IQVIA, Inc.(a)
05/15/2027	5.000%	5,455,000	5,456,192
IQVIA, Inc.
02/01/2029	6.250%	3,117,000	3,286,385
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,544,992
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	9,317,000	9,646,077
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,867,026
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,628,000	1,649,337
Tenet Healthcare Corp.
10/01/2028	6.125%	1,330,000	1,335,406
Total			55,523,803
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%	2,900,000	2,812,113
UnitedHealth Group, Inc.
06/15/2035	5.300%	1,889,000	1,955,706
07/15/2044	5.500%	4,141,000	4,109,339
04/15/2053	5.050%	4,720,000	4,266,871
Total			13,144,029
Healthcare REIT 0.0%
Ventas Realty LP
02/15/2036	5.000%	1,635,000	1,625,388
Home Construction 0.3%
Ashton Woods USA LLC /Finance Co.(a)
08/01/2033	6.875%	3,423,000	3,429,539
K Hovnanian Enterprises, Inc.(a)
10/01/2033	8.375%	482,000	489,753
KB Home
11/15/2029	4.800%	5,059,000	5,038,084
Total			8,957,376
Independent Energy 0.9%
3R Lux SARL(a)
02/05/2031	9.750%	556,000	572,000
Antero Resources Corp.(a)
02/01/2029	7.625%	2,538,000	2,577,070
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	1,161,000	1,168,015
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	2,026,000	2,035,462
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,582,261
Ovintiv, Inc.
07/15/2053	7.100%	3,180,000	3,387,585
PRIO Luxembourg Holding Sarl(a)
10/15/2030	6.750%	2,487,000	2,427,719
Repsol E&P Capital Markets US LLC(a)
09/16/2030	5.204%	3,157,000	3,201,092
09/16/2035	5.976%	1,531,000	1,562,603
Santos Finance Ltd.(a)
11/13/2035	5.750%	2,159,000	2,149,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,828,675
Southwestern Energy Co.
03/15/2030	5.375%	6,812,000	6,915,576
Total			31,407,123
Integrated Energy 0.2%
Cenovus Energy, Inc.
03/20/2036	5.400%	2,462,000	2,459,062
Eni SpA(a)
05/15/2054	5.950%	3,091,000	3,068,190
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,552,148
Total			7,079,400
Leisure 0.3%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,442,979
05/01/2029	5.125%	3,511,000	3,552,784
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	2,851,000	2,931,280
Total			11,927,043
Life Insurance 1.1%
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,935,502
CNO Financial Group, Inc.
05/30/2029	5.250%	5,020,000	5,097,288
06/15/2034	6.450%	2,017,000	2,134,022
Corebridge Financial, Inc.(f)
09/15/2054	6.375%	2,468,000	2,488,781
F&G Annuities & Life, Inc.
06/04/2029	6.500%	1,464,000	1,524,609
Global Atlantic Fin Co.(a)
06/15/2033	7.950%	7,505,000	8,567,190
Lincoln National Corp.
06/15/2040	7.000%	2,407,000	2,708,648
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	4,957,000	5,199,626
MetLife, Inc.(f)
Junior Subordinated
08/01/2039	10.750%	3,165,000	4,221,876
Wynnton Funding Trust II(a)
08/15/2055	5.991%	3,333,000	3,351,486
Total			38,229,028
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hyatt Hotels Corp.
03/30/2032	5.750%	1,512,000	1,585,029
Media and Entertainment 2.0%
AppLovin Corp.
12/01/2029	5.125%	1,028,000	1,054,417
12/01/2031	5.375%	1,951,000	2,021,029
12/01/2034	5.500%	3,305,000	3,395,634
Beignet Investor LLC(a)
05/30/2049	6.581%	1,566,000	1,657,872
Discovery Communications LLC
03/20/2028	3.950%	3,161,000	2,925,485
05/15/2029	4.125%	7,170,000	6,939,344
09/20/2037	5.000%	4,010,000	3,210,512
Lamar Media Corp.
02/15/2028	3.750%	4,625,000	4,538,737
Meta Platforms, Inc.
11/15/2032	4.600%	5,710,000	5,756,855
11/15/2035	4.875%	4,000,000	3,996,933
11/15/2045	5.500%	1,865,000	1,812,644
11/15/2055	5.625%	5,140,000	4,941,674
11/15/2065	5.750%	2,725,000	2,603,138
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	8,635,000	8,569,467
TEGNA, Inc.
03/15/2028	4.625%	6,800,000	6,724,431
Viacom, Inc.
03/15/2043	4.375%	2,183,000	1,519,828
Viacom, Inc.(f)
Junior Subordinated
02/28/2057	6.250%	3,380,000	3,052,567
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,982,000	3,910,263
Total			68,630,830
Metals and Mining 0.4%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	1,305,000	1,326,558
Commercial Metals Co.(a)
12/15/2035	6.000%	345,000	353,719
Glencore Funding LLC(a)
04/01/2030	5.186%	2,865,000	2,939,074
04/04/2054	5.893%	1,120,000	1,115,263
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	4,030,000	4,221,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rio Tinto Finance USA PLC
03/14/2055	5.750%	2,368,000	2,413,767
Total			12,370,310
Midstream 1.9%
Cheniere Energy, Inc.
10/15/2028	4.625%	4,050,000	4,047,417
Columbia Pipelines Holding Co. LLC(a)
11/17/2032	4.999%	3,460,000	3,461,053
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	3,160,000	3,382,676
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	1,489,000	1,441,664
Enbridge, Inc.(f)
01/15/2077	6.000%	8,375,000	8,393,948
Energy Transfer LP(e),(f)
	6.625%	4,990,000	4,970,501
Junior Subordinated
	6.500%	8,288,000	8,329,702
Energy Transfer LP
12/01/2033	6.550%	5,744,000	6,302,933
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,290,362
Enterprise Products Operating LLC
01/15/2036	5.200%	1,746,000	1,777,044
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,451,561
Plains All American Pipeline LP/PAA Finance Corp.
01/15/2036	5.600%	2,544,000	2,576,478
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,741,196
03/15/2034	5.875%	3,491,000	3,489,001
Venture Global Plaquemines LNG LLC(a)
06/15/2034	6.500%	4,881,946	4,990,778
01/15/2036	6.750%	3,237,000	3,313,159
Total			63,959,473
Natural Gas 0.8%
NiSource, Inc.
07/15/2035	5.350%	3,272,000	3,348,175
Sempra Energy
06/15/2027	3.250%	4,800,000	4,746,392
Sempra Energy(f)
04/01/2052	4.125%	8,678,000	8,519,823
Snam SpA(a)
05/28/2055	6.500%	2,508,000	2,682,740
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co Gas Capital Corp.
09/15/2035	5.100%	3,600,000	3,628,317
Spire, Inc.(f)
06/01/2056	6.250%	5,151,000	5,114,561
Total			28,040,008
Office REIT 0.3%
Kilroy Realty LP
02/15/2030	3.050%	2,040,000	1,895,410
11/15/2032	2.500%	2,605,000	2,174,305
Piedmont Operating Partnership LP
07/15/2029	6.875%	796,000	846,087
01/15/2033	5.625%	6,920,000	7,001,897
Total			11,917,699
Oil Field Services 0.1%
Enerflex, Inc.(a)
01/15/2031	6.875%	1,778,000	1,817,636
Other Financial Institutions 0.4%
Atlas Warehouse Lending Co. LP(a)
01/15/2030	6.250%	5,578,000	5,872,863
Atlas Warehouse Lending Co., LP(a)
11/15/2030	4.950%	4,320,000	4,333,796
PRA Group, Inc.(a)
01/31/2030	8.875%	1,892,000	1,964,903
Total			12,171,562
Other Industry 0.1%
Leland Stanford Junior University (The)
03/01/2035	4.679%	2,500,000	2,520,124
Other REIT 1.1%
American Assets Trust LP
02/01/2031	3.375%	6,870,000	6,264,260
Arbor Realty SR, Inc.(a)
12/15/2028	8.500%	3,515,000	3,501,878
EPR Properties
04/15/2028	4.950%	5,065,000	5,104,486
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	6,645,000	6,573,541
07/15/2031	7.000%	9,635,000	10,215,890
Trust 2401(a)
01/15/2030	4.869%	547,000	538,436
01/23/2032	7.700%	4,888,000	5,404,006
Trust Fibra Uno(a)
01/15/2030	4.869%	283,000	276,889
Total			37,879,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.7%
Amgen, Inc.
03/02/2053	5.650%	4,140,000	4,060,885
Biocon Biologics Global PLC(a)
10/09/2029	6.670%	3,565,000	3,587,628
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,460,000	3,401,168
GENMAB A/S/FINANCE LLC(a)
12/15/2032	6.250%	4,125,000	4,228,008
12/15/2033	7.250%	1,700,000	1,785,690
Merck & Co, Inc.
09/15/2055	5.700%	2,379,000	2,404,919
Merck & Co., Inc.
12/04/2035	4.750%	3,127,000	3,120,478
Total			22,588,776
Property & Casualty 0.9%
Asurion LLC and Asurion Co-Issuer, Inc.(a)
12/31/2032	8.000%	2,125,000	2,206,177
Beacon Funding Trust(a)
08/15/2054	6.266%	2,905,000	2,951,244
CNA Financial Corp.
08/15/2035	5.200%	4,757,000	4,781,563
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,819,254
Liberty Mutual Group, Inc.(a),(f)
Junior Subordinated
12/15/2051	4.125%	4,180,000	4,118,587
NMI Holdings, Inc.
08/15/2029	6.000%	8,205,000	8,512,318
Total			31,389,143
Retailers 0.6%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	389,000	391,628
08/01/2033	7.375%	5,555,000	5,590,657
Gildan Activewear, Inc.(a)
10/07/2030	4.700%	2,860,000	2,847,394
10/07/2035	5.400%	3,840,000	3,827,293
Lowe’s Cos, Inc.
10/15/2032	4.500%	3,805,000	3,785,777
10/15/2035	4.850%	5,595,000	5,548,530
Total			21,991,279
Technology 2.2%
Concentrix Corp.
08/02/2028	6.600%	8,130,000	8,392,825
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreWeave, Inc.(a)
06/01/2030	9.250%	6,728,000	6,257,808
Dell International LLC/EMC Corp.
04/01/2032	5.300%	1,584,000	1,628,891
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,982,000	5,144,354
01/25/2034	5.875%	1,835,000	1,887,217
01/25/2035	6.250%	3,595,000	3,815,035
01/25/2036	6.100%	2,683,000	2,809,638
01/25/2039	6.300%	4,971,000	5,246,613
Intel Corp.
02/21/2034	5.150%	2,760,000	2,792,218
02/21/2054	5.600%	2,010,000	1,857,581
Kyndryl Holdings, Inc.
10/15/2031	3.150%	3,750,000	3,423,490
Marvell Technology, Inc.
01/15/2031	5.300%	5,920,000	6,132,720
Oracle Corp.
09/26/2032	4.800%	12,020,000	11,608,062
09/26/2035	5.200%	8,135,000	7,809,186
09/27/2064	5.500%	2,149,000	1,719,021
Synopsys, Inc.
04/01/2032	5.000%	6,192,000	6,322,546
Total			76,847,205
Transportation Services 0.5%
GXO Logistics, Inc.
05/06/2029	6.250%	6,948,000	7,321,606
05/06/2034	6.500%	2,067,000	2,233,692
Yinson Bergenia Production BV(a)
01/31/2045	8.498%	6,645,000	6,972,394
Total			16,527,692
Wireless 0.3%
American Tower Corp.
03/15/2035	5.350%	2,626,000	2,693,333
Sprint Capital Corp.
11/15/2028	6.875%	2,808,000	3,013,847
T-Mobile USA, Inc.
12/15/2033	6.700%	4,412,000	4,943,190
Total			10,650,370
Wirelines 0.3%
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	7,654,000	8,062,781
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
01/15/2033	4.750%		1,295,000	1,294,025
11/30/2055	5.875%		1,562,000	1,544,231
Total				10,901,037
Total Corporate Bonds & Notes (Cost $1,346,882,453)				1,354,650,425

Foreign Government Obligations(g),(h) 3.2%

Brazil 0.2%
Brazilian Government International Bond
03/15/2035	6.625%		8,344,000	8,597,497
Canada 0.2%
Antares Holdings LP(a)
10/23/2029	6.350%		6,690,000	6,821,910
Colombia 0.3%
Colombia Government International Bond
11/14/2035	8.000%		562,000	598,662
11/07/2036	7.750%		995,000	1,037,312
Ecopetrol SA
02/01/2032	7.750%		5,249,000	5,382,074
Grupo Energia Bogota SA ESP(a)
10/22/2035	5.750%		2,142,000	2,116,647
Total				9,134,695
Mexico 1.1%
Eagle Funding Luxco Sarl(a)
08/17/2030	5.500%		12,412,000	12,640,544
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%		3,221,130	3,380,707
Petroleos Mexicanos
01/28/2031	5.950%		20,840,000	20,165,221
Total				36,186,472
Saudi Arabia 0.2%
Avilease Capital Ltd.(a)
11/12/2030	4.750%		5,875,000	5,834,692
United Kingdom 1.2%
United Kingdom Gilt(a)
07/31/2034	4.250%	GBP	6,300,000	8,394,218
03/07/2035	4.500%	GBP	20,000,000	27,011,495
07/31/2035	0.625%	GBP	7,800,000	7,398,232
Total				42,803,945
Total Foreign Government Obligations (Cost $107,592,689)				109,379,211

The accompanying Notes to Financial Statements are an integral part of this statement.
12
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,502,453
Massachusetts Institute of Technology
Series 2025
06/01/2055	5.618%	925,000	950,854
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	851,457
Total			3,304,764
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,795,587
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,034,023
Total			2,829,610
Local Appropriation 0.0%
United Nations Development Corp.
Refunding Revenue Bonds
Series 2025A
08/01/2055	6.536%	530,000	565,546
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	688,495
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,087,407
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	887,151
Total			4,663,053
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,687,305
Other Bond Issue 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2040	5.568%	530,000	549,132
10/01/2045	5.743%	805,000	823,792
Total			1,372,924
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,862,630
Refunded / Escrowed 0.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	974,667
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,743,765
Special Property Tax 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2054	5.823%	1,470,000	1,487,849
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,722,597
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	3,015,000	2,680,836
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,479,226
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,946,320
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,288,821
Total			5,714,367
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,310,749
Total Municipal Bonds (Cost $38,684,304)			33,920,662

Residential Mortgage-Backed Securities - Agency 29.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Pool
04/01/2054	4.500%	32,293,670	31,609,124
Fannie Mae REMICS(i)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	47,027,286	5,979,595
Federal Home Loan Mortgage Corp.
02/01/2038- 01/01/2053	6.000%	24,718,625	25,553,442
02/01/2049- 05/01/2052	3.500%	20,234,899	18,914,846
10/01/2050- 05/01/2051	2.500%	14,151,941	12,080,940
07/01/2051- 02/01/2052	3.000%	24,027,593	21,433,584
08/01/2051	2.000%	8,496,060	6,928,968
05/01/2052- 05/01/2053	4.000%	56,760,808	54,312,181
08/01/2052	5.000%	6,466,167	6,532,344
10/01/2052	4.500%	18,127,652	17,785,551
12/01/2052- 04/01/2054	5.500%	13,908,123	14,207,336
11/01/2053- 05/01/2054	6.500%	19,768,043	20,634,801
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	56,096,890	57,947,942
04/01/2039- 09/01/2052	4.500%	11,008,164	10,908,928
05/01/2039- 01/01/2053	6.500%	11,228,938	11,708,028
12/01/2040- 06/01/2052	3.500%	32,303,171	30,267,714
08/01/2041- 05/01/2052	4.000%	30,094,681	28,795,870
05/01/2050- 05/01/2052	3.000%	72,428,481	64,955,840
06/01/2050- 02/01/2052	2.500%	72,269,097	62,321,973
07/01/2051- 03/01/2052	2.000%	25,206,083	20,599,159
08/01/2052- 01/01/2053	5.000%	35,490,103	35,618,996
10/01/2052- 03/01/2054	5.500%	56,813,195	57,821,514
Federal National Mortgage Association(b)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.168% 03/01/2047	3.168%	653,282	660,016
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.105% 04/01/2047	3.105%	636,439	642,471
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.289%	93,059	92,779
Government National Mortgage Association
02/15/2040- 04/20/2054	4.500%	56,298,207	55,212,662
03/15/2040- 12/20/2054	5.000%	12,951,544	12,969,481
11/20/2040- 04/20/2054	4.000%	63,918,080	60,771,356
06/20/2042- 05/20/2052	3.500%	11,209,350	10,352,583
05/20/2050- 11/20/2051	3.000%	27,010,597	24,312,013
Government National Mortgage Association TBA(j)
01/22/2056	5.000%	17,468,000	17,426,713
Uniform Mortgage-Backed Security TBA(j)
01/14/2056	3.500%	56,380,000	52,118,465
01/14/2056	5.000%	121,729,000	121,386,637
01/14/2056	5.500%	42,530,000	43,124,680
Total Residential Mortgage-Backed Securities - Agency (Cost $1,011,799,629)			1,015,988,532

The accompanying Notes to Financial Statements are an integral part of this statement.
14
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,852,564
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,211,370	2,209,625
Bravo Residential Funding Trust(a),(f)
CMO Series 2025-NQM3 Class A1
03/25/2065	5.573%	2,744,162	2,768,964
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.377%	1,365,789	1,383,840
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,457,712	1,468,658
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	4,484,219	4,540,320
BRAVO Trust(a),(f)
CMO Series 2025-SR1 Class A1
03/25/2030	3.000%	11,055,203	10,722,216
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-9 Class A4
09/25/2055	5.500%	3,783,734	3,797,574
CMO Series 2024-9 Class A6
09/25/2055	5.500%	1,125,723	1,125,288
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,069,742	3,063,190
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	4,005,183	4,036,366
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	6,055,680	6,078,855
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	2,263,170	2,264,022
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	5,356,750	5,427,469
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	5.774%	1,242,457	1,251,868
CMO Series 2024-R06 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 09/25/2044	5.474%	5,100,000	5,101,581
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle RE Ltd.(a),(b)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	5.874%	804,426	805,417
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2025-PJ3 Class A4
07/25/2055	6.000%	4,670,940	4,726,735
JP Morgan Mortgage Trust(a),(c)
CMO Series 2025-11 Class A4
05/25/2056	5.500%	12,964,000	13,054,952
JP Morgan Mortgage Trust Series(a),(f)
CMO Series 2025-CES7 Class A1A
04/25/2056	5.055%	6,375,000	6,388,205
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.174%	123,694	121,896
CMO Series 2006-A4 Class 3A1
06/25/2036	4.525%	649,667	422,935
JPMorgan Mortgage Trust(a),(c)
CMO Series 2023-7 Class A4A
02/25/2054	5.500%	9,278,404	9,320,917
CMO Series 2024-10 Class A4
03/25/2055	5.500%	3,830,215	3,847,594
CMO Series 2024-10 Class A6
03/25/2055	5.500%	2,333,665	2,336,218
CMO Series 2024-11 Class A4
04/25/2055	6.000%	6,139,612	6,199,430
CMO Series 2024-12 Class A3
06/25/2055	5.500%	7,979,919	8,070,627
CMO Series 2024-12 Class A4
06/25/2055	6.000%	11,049,091	11,160,595
CMO Series 2024-5 Class A6
11/25/2054	6.000%	2,682,200	2,689,345
CMO Series 2024-6 Class A6
12/25/2054	6.000%	1,189,426	1,189,441
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	9,355,147	9,403,201
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	3,932,862	3,992,269
CMO Series 2025-CCM1 Class A4
06/25/2055	5.500%	11,886,889	11,955,531
JPMorgan Mortgage Trust(a),(f)
CMO Series 2025 Class A1A
02/25/2056	5.136%	14,732,802	14,789,974
CMO Series 2025-7MPR Class A3
02/25/2056	5.848%	5,145,410	5,150,237
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
15

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-MPR Class A1D
11/25/2055	5.500%	6,454,802	6,481,175
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	5,925,331	5,957,329
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	980,485	993,995
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	3,229,256	3,272,504
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	10,662,650	10,709,085
OBX Trust(a),(f)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	3,908,777	3,965,498
OBX Trust(a),(c)
CMO Series 2025-J3 Class A5
10/25/2055	5.000%	8,560,950	8,548,617
PMT Loan Trust(a),(c)
CMO Series 2025-J3 Class A8
11/27/2056	5.500%	8,598,126	8,645,610
CMO Series 2025-J5 Class A5
01/25/2057	5.500%	12,750,000	12,822,110
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	4,053,336	4,118,313
Provident Funding Mortgage Trust(a),(c)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	7,162,160	7,202,253
CMO Series 2025-2 Class A4
06/25/2055	5.500%	8,852,230	8,902,253
RCKT Mortgage Trust(a)
CMO Series 2024-CES1 Class A1A
02/25/2044	6.025%	4,005,194	4,038,088
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	4,386,032	4,444,531
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	9,847,771	9,948,552
Santander Mortgage Asset Receivable Trust(a),(f)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	15,510,747	15,503,179
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	1,380,523	1,382,055
CMO Series 2024-10 Class A5
11/25/2054	5.500%	2,287,190	2,297,567
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-6 Class A11
07/27/2054	6.000%	5,108,442	5,125,098
CMO Series 2024-7 Class A5
08/25/2054	6.000%	3,547,459	3,581,676
CMO Series 2024-9 Class A5
10/25/2054	5.500%	1,400,393	1,405,860
CMO Series 2025-11 Class A5
11/25/2055	5.000%	16,093,197	16,069,089
Towd Point Mortgage Trust(a),(c)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	3,912,334	3,933,564
Verus Securitization Trust(a),(f)
CMO Series 2024-4 Class A1
06/25/2069	6.218%	2,729,666	2,767,870
CMO Series 2024-5 Class A1
06/25/2069	6.192%	7,749,378	7,869,306
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $333,599,387)			335,703,096

U.S. Treasury Obligations 11.7%

U.S. Treasury
10/31/2027	3.500%	38,000,000	38,010,391
05/31/2030	4.000%	16,000,000	16,205,000
08/31/2030	3.625%	94,000,000	93,676,875
08/31/2030	4.125%	10,600,000	10,787,156
10/31/2030	3.625%	15,000,000	14,940,234
11/30/2030	3.500%	61,000,000	60,404,297
11/30/2030	4.375%	79,000,000	81,289,766
02/28/2031	4.250%	55,000,000	56,276,172
U.S. Treasury(k)
12/15/2027	4.000%	3,000,000	3,029,297
06/15/2028	3.875%	26,000,000	26,221,406
Total U.S. Treasury Obligations (Cost $400,095,879)			400,840,594

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(l),(m)	83,396,553	83,371,534
Total Money Market Funds (Cost $83,371,534)		83,371,534
Total Investments in Securities (Cost: $3,634,379,628)		3,638,603,037
Other Assets & Liabilities, Net		(209,740,287)
Net Assets		3,428,862,750
The accompanying Notes to Financial Statements are an integral part of this statement.
16
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
At December 31, 2025, securities and/or cash totaling $28,391,032 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
31,999,322 GBP	42,858,525 USD	Citi	03/18/2026	—	(267,025)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	564	03/2026	USD	65,194,875	—	(521,570)
U.S. Treasury 10-Year Note	761	03/2026	USD	85,564,938	—	(308,184)
U.S. Treasury Ultra 10-Year Note	519	03/2026	USD	59,693,109	—	(38,501)
U.S. Treasury Ultra Bond	1,507	03/2026	USD	177,826,000	—	(2,627,119)
Total					—	(3,495,374)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Goldman Sachs	12/20/2030	5.000	Quarterly	3.153	USD	55,000,000	151,214	—	—	151,214	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $1,288,033,338, which represents 37.56% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Represents a security in default.
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security purchased on a when-issued basis.
(k)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at December 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
17

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	164,837,732	1,664,741,476	(1,746,207,674)	—	83,371,534	(4,659)	3,819,512	83,396,553
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Financial Statements are an integral part of this statement.
18
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	232,884,203	—	232,884,203
Commercial Mortgage-Backed Securities - Non-Agency	—	71,864,780	—	71,864,780
Corporate Bonds & Notes	—	1,354,650,425	—	1,354,650,425
Foreign Government Obligations	—	109,379,211	—	109,379,211
Municipal Bonds	—	33,920,662	—	33,920,662
Residential Mortgage-Backed Securities - Agency	—	1,015,988,532	—	1,015,988,532
Residential Mortgage-Backed Securities - Non-Agency	—	335,703,096	—	335,703,096
U.S. Treasury Obligations	—	400,840,594	—	400,840,594
Money Market Funds	83,371,534	—	—	83,371,534
Total Investments in Securities	83,371,534	3,555,231,503	—	3,638,603,037
Investments in Derivatives
Asset
Swap Contracts	—	151,214	—	151,214
Liability
Forward Foreign Currency Exchange Contracts	—	(267,025)	—	(267,025)
Futures Contracts	(3,495,374)	—	—	(3,495,374)
Total	79,876,160	3,555,115,692	—	3,634,991,852
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
19

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,551,008,094)	$3,555,231,503
Affiliated issuers (cost $83,371,534)	83,371,534
Foreign currency (cost $2)	1
Receivable for:
Investments sold	638,141
Capital shares sold	426
Dividends	272,018
Interest	30,156,495
Foreign tax reclaims	85,425
Prepaid expenses	11,112
Total assets	3,669,766,655
Liabilities
Due to custodian	828,087
Unrealized depreciation on forward foreign currency exchange contracts	267,025
Cash collateral due to broker for:
TBA	719,000
Payable for:
Investments purchased on a delayed delivery basis	233,865,980
Capital shares redeemed	3,823,116
Variation margin for futures contracts	940,391
Variation margin for swap contracts	31,944
Management services fees	44,726
Distribution and/or service fees	217
Service fees	2,084
Compensation of chief compliance officer	556
Compensation of board members	1,912
Other expenses	57,777
Deferred compensation of board members	321,090
Total liabilities	240,903,905
Net assets applicable to outstanding capital stock	$3,428,862,750
Represented by
Paid in capital	3,720,222,726
Total distributable earnings (loss)	(291,359,976)
Total - representing net assets applicable to outstanding capital stock	$3,428,862,750
Class 1
Net assets	$3,397,205,552
Shares outstanding	364,849,262
Net asset value per share	$9.31
Class 2
Net assets	$31,657,198
Shares outstanding	3,416,003
Net asset value per share	$9.27
The accompanying Notes to Financial Statements are an integral part of this statement.
20
CTIVP® – American Century Diversified Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,428,327
Dividends — affiliated issuers	3,819,512
Interest	172,607,773
Interfund lending	14,845
Total income	177,870,457
Expenses:
Management services fees	16,129,136
Distribution and/or service fees
Class 2	73,748
Service fees	20,194
Custodian fees	71,676
Printing and postage fees	11,555
Accounting services fees	43,244
Legal fees	73,656
Interest on collateral	120,614
Compensation of chief compliance officer	663
Compensation of board members	46,084
Deferred compensation of board members	50,600
Other	45,292
Total expenses	16,686,462
Net investment income	161,183,995
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,808,378
Investments — affiliated issuers	(4,659)
Foreign currency translations	(557,696)
Forward foreign currency exchange contracts	(2,143,084)
Futures contracts	(7,350,410)
Swap contracts	(2,039,068)
Net realized loss	(2,286,539)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	81,883,555
Foreign currency translations	4,871
Forward foreign currency exchange contracts	(267,025)
Futures contracts	3,394,231
Swap contracts	151,214
Net change in unrealized appreciation (depreciation)	85,166,846
Net realized and unrealized gain	82,880,307
Net increase in net assets resulting from operations	$244,064,302
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
21

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$161,183,995	$108,891,491
Net realized loss	(2,286,539)	(23,420,211)
Net change in unrealized appreciation (depreciation)	85,166,846	(56,675,139)
Net increase in net assets resulting from operations	244,064,302	28,796,141
Distributions to shareholders
Net investment income and net realized gains
Class 1	(107,310,101)	(95,927,832)
Class 2	(883,563)	(1,018,882)
Total distributions to shareholders	(108,193,664)	(96,946,714)
Increase (decrease) in net assets from capital stock activity	(112,837,377)	1,185,604,564
Total increase in net assets	23,033,261	1,117,453,991
Net assets at beginning of year	3,405,829,489	2,288,375,498
Net assets at end of year	$3,428,862,750	$3,405,829,489

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,307,137	11,955,567	131,131,614	1,186,674,443
Distributions reinvested	11,949,900	107,310,101	10,754,241	95,927,832
Shares redeemed	(25,717,839)	(234,924,250)	(11,268,333)	(102,399,736)
Net increase (decrease)	(12,460,802)	(115,658,582)	130,617,522	1,180,202,539
Class 2
Shares sold	566,699	5,152,971	626,050	5,656,308
Distributions reinvested	98,722	883,563	114,610	1,018,882
Shares redeemed	(353,491)	(3,215,329)	(141,012)	(1,273,165)
Net increase	311,930	2,821,205	599,648	5,402,025
Total net increase (decrease)	(12,148,872)	(112,837,377)	131,217,170	1,185,604,564
The accompanying Notes to Financial Statements are an integral part of this statement.
22
CTIVP® – American Century Diversified Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
CTIVP® – American Century Diversified Bond Fund  | 2025
23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.95	0.43	0.23	0.66	(0.30)	—	(0.30)
Year Ended 12/31/2024	$9.18	0.42	(0.26)	0.16	(0.39)	—	(0.39)
Year Ended 12/31/2023	$8.99	0.38	0.11	0.49	(0.30)	—	(0.30)
Year Ended 12/31/2022	$11.26	0.30	(1.99)	(1.69)	(0.31)	(0.27)	(0.58)
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Class 2
Year Ended 12/31/2025	$8.91	0.41	0.23	0.64	(0.28)	—	(0.28)
Year Ended 12/31/2024	$9.14	0.40	(0.26)	0.14	(0.37)	—	(0.37)
Year Ended 12/31/2023	$8.95	0.35	0.12	0.47	(0.28)	—	(0.28)
Year Ended 12/31/2022	$11.21	0.27	(1.98)	(1.71)	(0.28)	(0.27)	(0.55)
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
CTIVP® – American Century Diversified Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$9.31	7.48%	0.49% (c)	0.49% (c)	4.75%	238%	$3,397,206
Year Ended 12/31/2024	$8.95	1.77%	0.50% (c)	0.50% (c)	4.63%	125%	$3,378,165
Year Ended 12/31/2023	$9.18	5.59%	0.50% (c)	0.50% (c)	4.21%	130%	$2,265,475
Year Ended 12/31/2022	$8.99	(15.29% )	0.50% (c)	0.50% (c)	3.03%	194%	$2,219,348
Year Ended 12/31/2021	$11.26	0.45%	0.49% (c)	0.49% (c)	2.44%	218%	$2,915,004
Class 2
Year Ended 12/31/2025	$9.27	7.24%	0.74% (c)	0.74% (c)	4.50%	238%	$31,657
Year Ended 12/31/2024	$8.91	1.53%	0.75% (c)	0.75% (c)	4.38%	125%	$27,664
Year Ended 12/31/2023	$9.14	5.33%	0.75% (c)	0.75% (c)	3.98%	130%	$22,900
Year Ended 12/31/2022	$8.95	(15.51% )	0.75% (c)	0.75% (c)	2.79%	194%	$18,534
Year Ended 12/31/2021	$11.21	0.29%	0.74% (c)	0.74% (c)	2.18%	218%	$20,094
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025
25

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
26
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its
CTIVP® – American Century Diversified Bond Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
28
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures
CTIVP® – American Century Diversified Bond Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into
30
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	151,214 *

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	267,025
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,495,374 *
Total		3,762,399

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

CTIVP® – American Century Diversified Bond Fund  | 2025
31

Notes to Financial Statements (continued)
December 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(2,039,068)	(2,039,068)
Foreign exchange risk	(2,143,084)	—	—	(2,143,084)
Interest rate risk	—	(7,350,410)	—	(7,350,410)
Total	(2,143,084)	(7,350,410)	(2,039,068)	(11,532,562)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	151,214	151,214
Foreign exchange risk	(267,025)	—	—	(267,025)
Interest rate risk	—	3,394,231	—	3,394,231
Total	(267,025)	3,394,231	151,214	3,278,420
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	351,622,986
Futures contracts — short	108,732,350
Credit default swap contracts — buy protection	29,614,247
Credit default swap contracts — sell protection	6,462,208

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,034,776	(917,404)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
32
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
CTIVP® – American Century Diversified Bond Fund  | 2025
33

Notes to Financial Statements (continued)
December 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi	Goldman Sachs	Total
Liabilities
Centrally cleared credit default swap contracts (a)	$-	31,944	31,944
Forward foreign currency exchange contracts	267,025	-	267,025
Total liabilities	267,025	31,944	298,969
Total financial and derivative net assets	(267,025)	(31,944)	(298,969)
Total collateral received (pledged) (b)	-	(31,944)	(31,944)
Net amount (c)	$(267,025)	-	(267,025)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
34
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
CTIVP® – American Century Diversified Bond Fund  | 2025
35

Notes to Financial Statements (continued)
December 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.54	0.54	0.54
Class 2	0.79	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
36
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and foreign currency transactions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
3,207,017	(3,207,017)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
108,193,664	—	108,193,664	96,946,714	—	96,946,714
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
163,483,545	—	(455,773,390)	1,246,090
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,633,745,762	44,057,596	(42,811,506)	1,246,090
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
CTIVP® – American Century Diversified Bond Fund  | 2025
37

Notes to Financial Statements (continued)
December 31, 2025
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(202,572,760)	(253,200,630)	(455,773,390)	445,005
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,815,578,416 and $9,132,263,837, respectively, for the year ended December 31, 2025, of which $6,165,293,058 and $6,448,562,143, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	11,010,000	4.81	10
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
38
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
CTIVP® – American Century Diversified Bond Fund  | 2025
39

Notes to Financial Statements (continued)
December 31, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
40
CTIVP® – American Century Diversified Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – American Century Diversified Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – American Century Diversified Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – American Century Diversified Bond Fund  | 2025
41

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – American Century Diversified Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7028_12_E01_(02/26)

CTIVP® – TCW Core Plus Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – TCW Core Plus Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 6.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Adagio IV CLO Ltd.(b),(c)
Series 2025IV-A Class BRRR
3-month EURIBOR + 2.050% Floor 2.050% 07/15/2038	0.000%	EUR	4,000,000	4,700,368
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%		7,600,000	7,463,855
Series 2022-1A Class A2
10/15/2047	6.350%		6,150,000	6,154,407
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.014%		2,879,317	2,879,314
AMMC CLO Ltd.(b),(c)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.434%		9,100,000	9,123,560
Avis Budget Rental Car Funding AESOP LLC(b)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%		3,850,000	3,767,677
Bain Capital Credit CLO Ltd.(b),(c)
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	4.960%		8,750,000	8,754,830
BlueMountain CLO XXX Ltd.(b),(c)
Series 2025-30A Class BR2
3-month Term SOFR + 1.600% Floor 1.600% 04/15/2035	5.763%		7,775,000	7,789,189
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%		2,751,638	2,783,505
Cologix Data Centers US Issuer LLC(b)
Series 2021-1A Class A2
12/26/2051	3.300%		3,150,000	3,095,892
Subordinated Series 2021-1 Class B
12/26/2051	3.790%		2,710,000	2,638,666
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		2,590,000	2,650,646
Contego CLO IV DAC(b),(c)
Series 2025-4A Class B1RR
3-month EURIBOR + 2.050% Floor 2.050% 10/23/2039	4.047%	EUR	2,975,000	3,498,479
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CyrusOne Data Centers Issuer I LLC(b)
Series 2025-1A Class A2
02/20/2050	5.910%	4,380,000	4,468,588
DailyPay Securitization Trust(b)
Series 2025-1A Class A
06/25/2028	5.630%	2,840,000	2,856,936
DataBank Issuer(b)
Series 2021-1A Class A2
02/27/2051	2.060%	4,250,000	4,230,787
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%	3,685,000	3,640,225
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.002%	2,522,090	2,523,117
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	5.555%	7,800,000	7,803,635
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%	1,622,857	1,600,290
Henderson Receivables LLC(b)
Series 2014-2A Class A
01/17/2073	3.610%	1,535,849	1,397,236
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	4.070%	7,350,000	7,352,521
LCM 35 Ltd.(b),(c)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.555%	7,300,000	7,281,823
Madison Park Funding XXXVI Ltd.(b),(c)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.455%	5,000,000	5,001,665
Magnetite XXV Ltd.(b),(c)
Series 2020-25A Class A
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2032	5.320%	3,805,121	3,806,430
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Octagon Investment Partners 51 Ltd.(b),(c)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.384%		7,215,000	7,217,518
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.373%		6,900,000	6,902,312
Penta CLO DAC(b),(c),(d)
Series 2025-21A Class B
3-month EURIBOR + 1.900% Floor 1.900% 02/16/2039	3.929%	EUR	6,800,000	7,991,360
Regatta 32 Funding Ltd.(b),(c)
Series 2025-4A Class A1
3-month Term SOFR + 1.340% Floor 1.340%, Cap 1.340% 07/25/2038	5.628%		7,000,000	7,022,764
Rockford Tower CLO Ltd.(b),(c)
Series 2025-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2035	5.584%		7,500,000	7,508,662
RR 16 Ltd.(b),(c)
Series 2021-16A Class A2R
3-month Term SOFR + 1.500% 07/15/2036	5.405%		7,192,500	7,196,161
SLC Student Loan Trust(c)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.839%		149,493	134,611
SLM Student Loan Trust(c)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2027	4.905%		1,400,315	1,386,326
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	5.325%		1,990,000	2,046,743
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.225%		401,001	402,216
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.425%		5,860,000	6,152,013
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,182,175
TIAA CLO IV Ltd.(b),(c)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	5.024%	2,302,939	2,303,262
Voya CLO Ltd.(b),(c)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% Floor 1.480% 07/14/2031	5.653%	5,725,000	5,729,780
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.745%	3,187,390	3,137,970
Total Asset-Backed Securities — Non-Agency (Cost $187,537,600)			189,577,514

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	6,546	6,520
Government National Mortgage Association(e),(f)
Series 2012-55 Class IO
04/16/2052	0.000%	257,140	3
Series 2021-36 Class IO
03/16/2063	1.288%	18,866,673	1,552,537
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%	4,203,937	3,124,090
Series 2021-21 Class AH
06/16/2063	1.400%	2,864,641	2,195,909
Series 2021-31 Class B
01/16/2061	1.250%	3,111,319	2,269,483
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,991,149)			9,148,542

Commercial Mortgage-Backed Securities - Non-Agency(a) 2.8%

BX Commercial Mortgage Trust(b),(c)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	5.865%	6,925,000	6,924,996
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	6.891%	4,080,000	4,087,557
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BX Trust(b)
Series 2019-OC11 Class A
12/09/2041	3.202%		1,355,000	1,277,481
BX Trust(b),(c)
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.750%		4,200,000	4,206,901
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	6.100%		4,400,000	4,394,514
BXHPP Trust(b),(c)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	4.515%		7,000,000	6,757,057
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.565%	GBP	1,980,000	2,679,123
DBGS Mortgage Trust(b),(c)
Series 2021-W52 Class A
1-month Term SOFR + 1.509% Floor 1.395% 10/15/2036	5.619%		5,725,000	5,719,776
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.891%		4,437,000	4,449,419
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%		2,770,000	2,645,982
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2019-OSB Class A
06/05/2039	3.397%		2,720,000	2,569,355
MAD Commercial Mortgage Trust(b),(e)
Series 2025-11MD Class C
10/15/2042	5.818%		2,940,000	2,966,723
Manhattan West(b)
Series 2020-1MW Class A
09/10/2039	2.130%		3,470,000	3,340,193
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%		2,035,000	1,840,792
NYC Commercial Mortgage Trust(b)
Series 2025-1155 Class A
06/10/2042	5.833%		5,143,000	5,264,079
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PFP Ltd.(b),(c)
Series 2025-12 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/18/2042	5.777%		4,820,000	4,820,009
StorageMart Commercial Mortgage Trust(b),(c)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	7.100%		5,607,000	5,523,104
STWD LLC(b),(c)
Series 2025-FL4 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 11/19/2042	5.431%		4,345,000	4,347,707
TRTX Issuer Ltd.(b),(c)
Series 2025-FL7 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 06/18/2043	5.677%		2,950,000	2,949,997
UK Logistics(b),(c)
Subordinated Series 2024-2A Class C
SONIA + 2.100% Floor 2.100%, Cap 7.100% 02/17/2035	5.825%	GBP	1,955,981	2,664,480
WBHT Commercial Mortgage Trust(b),(c)
Series 2025-WBM Class A
1-month Term SOFR + 1.742% 06/15/2042	5.701%		3,410,000	3,420,572
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $83,149,082)				82,849,817

Common Stocks 0.1%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(g)	142,420	925,730
Total Health Care		925,730
Materials 0.1%
Containers & Packaging 0.1%
Yeoman Capital SA(b),(g)	139,044	1,042,830
Total Materials		1,042,830
Total Common Stocks (Cost $1,551,428)		1,968,560
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025

Convertible Bonds(a) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,200,000	1,373,539
Technology 0.1%
Worldline SA(b),(h)
07/30/2026	0.000%	EUR	2,094,960	2,397,978
Total Convertible Bonds (Cost $3,433,901)				3,771,517

Corporate Bonds & Notes(a) 15.0%

Aerospace & Defense 0.1%
General Electric Co.(c)
3-month Term SOFR + 0.642% 05/05/2026	4.542%		1,886,000	1,888,083
Lockheed Martin Corp.
08/15/2034	4.800%		210,000	212,046
Total				2,100,129
Airlines 0.3%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		6,040,200	5,817,819
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		3,923,143	4,095,620
Total				9,913,439
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,703,107
Automotive 0.2%
Volkswagen Financial Services AG(b)
11/19/2031	3.875%	EUR	2,000,000	2,371,828
Volkswagen Group of America Finance LLC(b)
03/25/2032	5.650%		280,000	290,533
03/27/2035	5.800%		355,000	367,621
Volkswagen International Finance NV(b),(i),(j)
	7.875%	EUR	1,200,000	1,625,505
Total				4,655,487
Banking 3.1%
American Express Co.(j)
07/20/2033	4.918%		2,305,000	2,345,854
Bank of America Corp.(j)
07/22/2027	1.734%		11,220,000	11,075,401
04/24/2028	3.705%		4,972,000	4,949,292
06/14/2029	2.087%		1,880,000	1,792,638
10/20/2032	2.572%		4,020,000	3,624,044
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bank of America Corp.(c)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	4.704%		1,000,000	1,003,363
Citibank NA
05/29/2030	4.914%		2,970,000	3,055,369
Citigroup, Inc.(j)
05/01/2032	2.561%		215,000	195,148
Goldman Sachs Group, Inc. (The)(j)
03/09/2027	1.431%		12,950,000	12,883,267
09/10/2027	1.542%		1,092,000	1,072,995
10/21/2027	1.948%		5,200,000	5,110,671
10/23/2035	5.016%		490,000	492,519
01/28/2036	5.536%		520,000	540,032
JPMorgan Chase & Co.(j)
04/22/2027	1.578%		4,495,000	4,459,229
02/24/2028	2.947%		2,290,000	2,262,570
10/15/2030	2.739%		2,320,000	2,200,875
01/25/2033	2.963%		4,255,000	3,902,498
01/24/2036	5.502%		545,000	570,120
Morgan Stanley(j)
05/04/2027	1.593%		4,445,000	4,406,440
04/28/2032	1.928%		2,805,000	2,461,151
10/20/2032	2.511%		845,000	757,859
Morgan Stanley Private Bank(j)
11/17/2028	4.204%		175,000	175,497
Morgan Stanley Private Bank NA(j)
07/18/2031	4.734%		3,395,000	3,441,103
PNC Financial Services Group, Inc. (The)(j)
10/28/2033	6.037%		340,000	367,333
10/20/2034	6.875%		425,000	480,812
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%		325,000	321,295
01/11/2028	2.469%		1,035,000	1,017,079
Wells Fargo & Co.(j)
06/02/2028	2.393%		5,278,000	5,156,719
01/24/2031	5.244%		5,545,000	5,739,228
07/25/2033	4.897%		2,850,000	2,895,048
12/03/2035	5.211%		780,000	797,020
Total				89,552,469
Brokerage/Asset Managers/Exchanges 0.1%
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,675,000	3,179,150
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(b)
02/01/2028	5.000%		500,000	495,892
Charter Communications Operating LLC
06/01/2034	6.550%		1,271,000	1,337,615
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
12/01/2035	5.850%		1,700,000	1,697,985
03/01/2042	3.500%		2,175,000	1,505,092
04/01/2048	5.750%		1,418,000	1,218,112
07/01/2049	5.125%		1,335,000	1,046,752
03/01/2050	4.800%		1,165,000	875,970
06/01/2052	3.900%		27,000	17,433
CSC Holdings LLC(b)
01/31/2029	11.750%		2,815,000	2,097,175
02/01/2029	6.500%		3,131,000	2,068,620
01/15/2030	5.750%		600,000	220,200
11/15/2031	4.500%		400,000	243,403
Time Warner Cable LLC
11/15/2040	5.875%		350,000	324,061
VZ Secured Financing BV(b)
01/15/2032	5.000%		3,250,000	2,943,106
Total				16,091,416
Chemicals 0.2%
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,100,000	718,119
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		460,000	441,296
11/01/2030	2.300%		3,915,000	3,531,129
11/15/2040	3.268%		370,000	283,975
Total				4,974,519
Construction Machinery 0.0%
Oregon Tool Lux LP(b)
10/15/2029	7.875%		413,573	91,004
Consumer Cyclical Services 0.0%
VT Topco, Inc.(b)
08/15/2030	8.500%		405,000	422,534
Consumer Products 0.1%
Energizer Holdings, Inc.(b)
09/15/2033	6.000%		1,505,000	1,442,944
Galderma Finance Europe BV(b)
03/20/2030	3.500%	EUR	730,000	868,739
Spectrum Brands, Inc.(b)
03/15/2031	3.875%		412,000	335,427
Total				2,647,110
Electric 2.3%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	226,499
Alliant Energy Corp.(j)
04/01/2056	5.750%		2,350,000	2,345,714
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
American Electric Power Co, Inc.(j)
03/15/2056	5.800%		4,390,000	4,358,397
03/15/2056	6.050%		2,085,000	2,050,080
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,412,400
04/01/2034	5.650%		4,030,000	4,218,978
CenterPoint Energy, Inc.(j)
04/01/2056	5.950%		2,200,000	2,214,944
Dominion Energy, Inc.(j)
02/15/2056	6.200%		3,150,000	3,170,659
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	415,703
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	387,744
Electricite de France SA(b),(i),(j)
	7.375%	GBP	300,000	415,203
	9.125%		810,000	940,099
Electricite de France SA(b)
08/28/2035	5.636%	AUD	890,000	577,793
06/17/2044	4.750%	EUR	2,400,000	2,802,297
12/09/2049	2.000%	EUR	600,000	415,460
Entergy Corp.(j)
06/15/2056	6.100%		3,525,000	3,522,812
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	200,000	235,221
Eversource Energy
07/01/2027	4.600%		3,135,000	3,156,390
02/01/2029	5.950%		2,760,000	2,885,246
FirstEnergy Transmission LLC(b)
04/01/2049	4.550%		1,000,000	851,531
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,191,140
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,889,035
Northern States Power Co.
05/15/2035	5.050%		1,060,000	1,081,072
Oncor Electric Delivery Co. LLC(b)
04/01/2035	5.350%		3,025,000	3,120,450
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,288,423
Pennsylvania Electric Co.(b)
03/15/2028	3.250%		6,950,000	6,807,001
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,250,167
Public Service Co.
01/15/2036	5.450%		3,670,000	3,765,399
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WEC Energy Group, Inc.(j)
05/15/2056	5.625%		4,400,000	4,428,253
Total				67,424,110
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		6,350,000	6,156,457
Avolon Holdings Funding Ltd.(b)
02/15/2027	3.250%		2,035,000	2,011,938
11/18/2027	2.528%		1,492,000	1,447,425
Total				9,615,820
Food and Beverage 0.4%
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		1,471,000	1,622,354
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,133,079
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,429,316
05/15/2034	6.875%		3,850,000	4,258,717
Smithfield Foods, Inc.(b)
09/13/2031	2.625%		1,500,000	1,329,673
Total				11,773,139
Gaming 0.4%
FDJ United(b)
11/21/2033	3.375%	EUR	1,300,000	1,498,028
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	745,000	1,012,814
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	892,741
01/15/2031	4.000%		3,030,000	2,898,268
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		96,000	97,041
Las Vegas Sands Corp.
06/15/2028	5.625%		2,865,000	2,937,849
Ontario Gaming GTA LP(b)
08/01/2030	8.000%		49,000	46,562
VICI Properties LP/Note Co., Inc.(b)
02/15/2029	3.875%		515,000	505,029
08/15/2030	4.125%		105,000	101,962
Voyager Parent LLC(b)
07/01/2032	9.250%		312,000	330,930
Total				10,321,224
Health Care 0.9%
Cigna Group (The)
01/15/2036	5.250%		4,350,000	4,425,532
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.
02/21/2033	5.250%		374,000	385,195
07/20/2035	4.875%		775,000	762,679
03/25/2038	4.780%		670,000	632,785
07/20/2045	5.125%		1,165,000	1,053,120
CVS Health Corp.(j)
03/10/2055	7.000%		1,630,000	1,709,655
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%		3,755,000	3,669,038
HCA, Inc.
06/15/2026	5.250%		2,580,000	2,582,767
09/01/2030	3.500%		766,000	736,806
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	6,115,186
ModivCare Buyer LLC(b)
10/01/2029	0.000%		2,905,350	3,777
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	285,000	342,404
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	368,878
09/14/2035	4.875%	EUR	900,000	1,119,619
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,858,980
Total				25,766,421
Healthcare Insurance 0.5%
Elevance Health, Inc.
06/15/2034	5.375%		1,555,000	1,606,695
02/15/2035	5.200%		1,385,000	1,414,237
01/15/2036	5.000%		2,815,000	2,800,554
Humana, Inc.
04/01/2030	4.875%		1,333,000	1,351,196
05/01/2035	5.550%		3,055,000	3,117,856
UnitedHealth Group, Inc.
12/15/2048	4.450%		1,245,000	1,046,721
07/15/2054	5.625%		2,900,000	2,847,406
Total				14,184,665
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%		2,898,000	2,859,077
Healthcare Trust of America Holdings LP
08/01/2026	3.500%		2,367,000	2,355,506
Physicians Realty LP
11/01/2031	2.625%		1,475,000	1,326,552
Total				6,541,135
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
Athene Global Funding(b)
03/08/2027	3.205%	1,550,000	1,524,209
01/07/2029	2.717%	1,770,000	1,673,556
Total			3,197,765
Media and Entertainment 0.5%
Getty Images, Inc.(b)
11/15/2030	10.500%	475,000	478,584
Meta Platforms, Inc.
11/15/2035	4.875%	820,000	819,371
11/15/2055	5.625%	8,960,000	8,614,281
Scripps Escrow II, Inc.(b)
01/15/2029	3.875%	162,000	148,890
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,253,382
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	532,000	375,755
03/15/2052	5.141%	341,000	225,355
Total			13,915,618
Midstream 0.4%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2028	9.375%	488,000	504,782
06/01/2030	9.500%	544,000	579,666
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,178,484
Ferrellgas LP/Finance Corp.(b)
04/01/2029	5.875%	1,987,000	1,909,810
01/15/2031	9.250%	895,000	922,700
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	297,855	269,836
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%	920,000	920,178
Sunoco LP(b),(i),(j)
	7.875%	1,720,000	1,763,866
Venture Global LNG, Inc.(b),(i),(j)
	9.000%	1,582,000	1,250,058
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	274,000	278,544
02/01/2032	9.875%	761,000	786,050
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	684,000	696,404
06/15/2034	6.500%	171,000	174,812
01/15/2036	6.750%	719,000	735,916
Total			12,971,106
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.4%
East Ohio Gas Co. (The)(b)
06/15/2030	2.000%		2,015,000	1,822,213
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		6,000,000	6,339,851
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,405,000	2,940,316
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		1,380,000	1,402,383
Total				12,504,763
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,477,000	2,366,149
04/01/2029	4.650%		3,000	2,775
01/15/2030	3.250%		944,000	801,460
Total				3,170,384
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,037,725
06/15/2030	9.000%		1,413,000	1,349,121
Vonovia SE(b)
09/01/2032	0.750%	EUR	2,100,000	2,050,985
Total				4,437,831
Other Industry 0.0%
Grand Canyon University
10/01/2028	5.125%		455,000	453,406
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,650,000	3,328,173
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	800,000	804,440
03/15/2035	3.875%	EUR	300,000	344,188
Extra Space Storage LP
10/15/2031	2.400%		723,000	642,312
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,655,311
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	545,000	681,923
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	363,628
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	482,109
Total				8,302,084
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Utility 0.2%
DWR Cymru Financing UK PLC(b)
Subordinated
03/31/2034	2.375%	GBP	480,000	492,116
Suez SACA(b)
05/24/2034	2.875%	EUR	2,100,000	2,288,363
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	555,000	648,942
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	1,725,000	2,403,998
Total				5,833,419
Packaging 0.4%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%		4,450,000	4,567,459
Ardagh Group SA(b)
12/01/2030	9.500%		401,000	434,450
Ardagh Group SA(b),(k)
12/01/2030	12.000%		445,000	406,962
Berry Global Escrow Corp.(b)
07/15/2026	4.875%		271,000	271,084
Berry Global, Inc.
01/15/2026	1.570%		2,981,000	2,976,905
01/15/2027	1.650%		2,883,000	2,809,888
Total				11,466,748
Pharmaceuticals 0.6%
1261229 BC Ltd.(b)
04/15/2032	10.000%		1,250,000	1,301,910
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,534,277
Bayer US Finance II LLC(b)
12/15/2028	4.375%		2,579,000	2,581,587
06/25/2038	4.625%		7,482,000	6,850,387
06/25/2048	4.875%		442,000	375,087
Grifols SA(b)
05/01/2030	7.500%	EUR	2,409,000	2,973,102
Johnson & Johnson
02/26/2045	3.600%	EUR	510,000	563,999
Total				17,180,349
Property & Casualty 0.3%
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	643,850
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%		3,225,000	3,382,923
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Exchange Capital II(b),(j)
Subordinated
11/01/2053	6.151%		3,810,000	3,751,579
Total				7,778,352
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	810,000	496,666
Restaurants 0.1%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		440,000	421,097
McDonald’s Corp.
12/09/2035	4.700%		3,900,000	3,881,419
Papa John’s International, Inc.(b)
09/15/2029	3.875%		65,000	62,044
Total				4,364,560
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,125,126
Retailers 0.1%
Magic MergeCo, Inc.(b)
05/01/2028	5.250%		2,610,000	2,508,294
05/01/2029	7.875%		710,000	654,993
Total				3,163,287
Technology 0.8%
Alphabet, Inc.
11/06/2038	3.500%	EUR	110,000	125,112
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	1,790,000	2,035,114
Fiserv, Inc.
08/21/2033	5.625%		1,375,000	1,417,053
03/15/2034	5.450%		1,750,000	1,774,568
08/11/2035	5.250%		3,680,000	3,672,339
Foundry JV Holdco LLC(b)
01/25/2031	5.500%		570,000	588,575
Intel Corp.
12/08/2047	3.734%		1,967,000	1,398,834
11/15/2049	3.250%		2,165,000	1,386,348
ION Platform Finance US Inc./SARL(b)
05/01/2029	8.750%		464,000	470,816
Open Text Corp.(b)
12/01/2027	6.900%		650,000	676,150
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oracle Corp.
09/26/2032	4.800%		7,000,000	6,760,102
11/15/2037	3.800%		1,100,000	889,068
09/26/2045	5.875%		1,762,500	1,595,408
04/01/2050	3.600%		585,000	364,138
02/06/2053	5.550%		745,000	619,836
Total				23,773,461
Tobacco 0.0%
Imperial Brands Finance PLC(b)
07/26/2026	3.500%		238,000	237,027
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		660,000	684,298
Total				921,325
Transportation Services 0.1%
Gatwick Funding Ltd.(b)
10/16/2033	3.625%	EUR	270,000	314,021
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,015,000	2,153,956
01/16/2036	3.875%	EUR	690,000	800,517
Total				3,268,494
Wireless 0.6%
Altice France(b)
03/15/2032	6.500%		83,975	80,533
Altice France SA(b)
11/01/2029	9.500%		62,630	64,422
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,770,045
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,067,200
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,210,000	1,332,876
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		2,196,000	2,209,615
T-Mobile US, Inc.
02/15/2026	2.250%		1,970,000	1,965,005
04/15/2027	3.750%		2,625,000	2,616,581
Total				17,106,277
Wirelines 0.0%
Altice Financing SA(b)
07/15/2027	9.625%		1,189,000	915,326
Total Corporate Bonds & Notes (Cost $436,115,774)				437,303,225

Foreign Government Obligations(a),(l) 1.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.5%
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	7,490,000	4,700,698
02/24/2038	5.250%	AUD	4,025,000	2,614,054
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	7,490,000	4,754,803
08/13/2038	5.250%	AUD	3,180,000	2,042,702
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	3,750,000	1,715,276
Total				15,827,533
Brazil 0.1%
Brazilian Government International Bond
03/15/2034	6.125%		925,000	934,653
03/15/2035	6.625%		1,682,000	1,733,100
Total				2,667,753
Chile 0.0%
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%		720,000	722,220
Colombia 0.1%
Colombia Government International Bond
11/14/2035	8.000%		922,000	982,147
Ecopetrol SA
01/13/2033	8.875%		280,000	299,075
Total				1,281,222
France 0.0%
RTE Reseau de Transport d’Electricite SADIR(b)
04/30/2044	3.750%	EUR	500,000	543,567
Guatemala 0.1%
Guatemala Government Bond(b)
10/07/2033	3.700%		315,000	280,848
08/15/2036	6.250%		1,672,000	1,746,966
Total				2,027,814
Hungary 0.0%
MVM Energetika Zrt(b)
03/13/2031	6.500%		469,000	495,080
Kazakhstan 0.1%
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		534,000	545,326
04/14/2033	3.500%		636,000	573,949
KazTransGas JSC(b)
09/26/2027	4.375%		400,000	398,274
Total				1,517,549
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(a),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
05/19/2033	4.875%		906,000	869,602
02/12/2034	3.500%		200,000	172,802
02/09/2035	6.350%		720,000	753,976
09/22/2035	5.625%		1,703,000	1,678,811
Petroleos Mexicanos
09/21/2047	6.750%		296,000	242,200
Total				3,717,391
Netherlands 0.0%
TenneT Holding BV(b)
10/28/2042	4.750%	EUR	865,000	1,090,957
Romania 0.1%
Romanian Government International Bond(b)
03/24/2035	5.750%		200,000	197,879
05/16/2036	6.625%		3,422,000	3,567,727
Total				3,765,606
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		865,000	865,610
06/22/2030	5.875%		570,000	589,173
Total				1,454,783
Total Foreign Government Obligations (Cost $35,258,431)				35,111,475

Municipal Bonds 0.4%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%		930,000	859,353
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%		4,385,000	2,842,753
Local General Obligation 0.0%
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%		480,000	494,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%	550,000	559,865
Total			1,054,080
Special Non Property Tax 0.3%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,587,605
Revenue Bonds
Subordinated Series 2022F-1
02/01/2051	5.000%	1,285,000	1,314,163
Subordinated Series 2025E
11/01/2053	5.000%	1,260,000	1,294,726
New York State Thruway Authority
Revenue Bonds
Climate Bond Certified
Series 2022
03/15/2053	5.000%	2,715,000	2,784,846
Series 2025
03/15/2059	5.000%	715,000	735,594
Total			7,716,934
Total Municipal Bonds (Cost $14,131,511)			12,473,120

Residential Mortgage-Backed Securities - Agency 34.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	39,493,515	37,206,905
07/01/2035- 06/01/2053	5.000%	7,290,524	7,320,307
04/01/2036- 05/01/2039	6.000%	63,775	66,979
06/01/2038- 11/01/2053	5.500%	9,000,637	9,156,902
03/01/2039- 10/01/2053	4.500%	55,914,487	54,883,466
07/01/2043- 06/01/2052	3.000%	63,600,324	56,978,784
08/01/2044- 12/01/2052	4.000%	53,420,999	51,040,439
03/01/2052- 05/01/2052	2.000%	45,702,582	37,053,427
04/01/2052	2.500%	9,793,643	8,326,452
CMO Series 360 Class 250
11/15/2047	2.500%	1,073,285	955,485
The accompanying Notes to Financial Statements are an integral part of this statement.
12
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c),(f)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.602%	133,645	13,121
Federal Home Loan Mortgage Corp.(f)
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	349,000
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,414,252	2,721,495
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	28,501,087	28,524,823
08/01/2033- 12/01/2052	3.500%	15,093,352	14,210,046
10/01/2033- 08/01/2052	3.000%	31,770,360	28,384,516
11/01/2038- 11/01/2040	6.000%	1,030,303	1,088,464
10/01/2040- 10/01/2052	2.000%	136,327,873	111,529,803
08/01/2043- 02/01/2053	4.000%	38,213,470	36,637,385
02/01/2046- 10/01/2054	4.500%	49,546,669	48,594,486
12/01/2051- 04/01/2052	2.500%	116,709,316	99,657,916
08/01/2053- 09/01/2053	5.500%	25,649,254	26,074,939
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,213,147	1,178,072
CMO Series 2018-54 Class KA
01/25/2047	3.500%	332,129	330,629
CMO Series 2018-86 Class JA
05/25/2047	4.000%	226,350	225,101
CMO Series 2018-94D Class KD
12/25/2048	3.500%	467,876	427,522
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,032,850	945,794
Federal National Mortgage Association(c),(f)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.711%	322,369	36,207
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	2.211%	32,219	464
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	95,015	8,298
Freddie Mac REMICS(c)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	5.174%	1,286,742	1,293,925
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	1,998,247	2,040,570
10/15/2039- 11/20/2054	4.500%	31,638,452	30,928,743
07/15/2040- 10/20/2052	4.000%	21,480,700	20,485,102
04/20/2046- 07/20/2049	3.500%	12,829,615	11,905,812
11/20/2046- 10/20/2049	3.000%	8,115,122	7,362,778
02/20/2054	5.500%	7,765,667	7,855,924
Government National Mortgage Association(m)
CMO Series 2006-26 Class
06/20/2036	0.000%	11,831	9,884
Government National Mortgage Association TBA(d)
01/22/2056	2.500%	42,125,000	36,329,522
01/22/2056	3.500%	23,100,000	21,018,279
01/22/2056	4.000%	15,975,000	15,088,263
01/22/2056	4.500%	14,975,000	14,584,246
01/22/2056	5.000%	38,575,000	38,483,825
01/22/2056	5.500%	14,500,000	14,640,598
Uniform Mortgage-Backed Security TBA(d)
01/14/2056	2.000%	12,725,000	10,283,340
01/14/2056	2.500%	12,175,000	10,290,729
01/14/2056	3.000%	16,625,000	14,702,085
01/14/2056- 02/12/2056	3.500%	45,175,000	41,861,597
01/14/2056	4.000%	15,400,000	14,605,738
01/14/2056	4.500%	15,950,000	15,569,468
01/14/2056	5.000%	10,675,000	10,644,977
01/14/2056	5.500%	25,000	25,350
Total Residential Mortgage-Backed Securities - Agency (Cost $1,016,612,624)			1,003,937,982

Residential Mortgage-Backed Securities - Non-Agency 8.5%

Angel Oak Mortgage Trust(b),(e)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,636,678	3,117,324
Angel Oak Mortgage Trust(b),(j)
CMO Series 2022-1 Class A1
12/25/2066	2.881%	6,158,815	5,868,217
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(c)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.206%	3,695,362	3,390,244
Chase Home Lending Mortgage Trust(b),(e)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	9,369,197	9,421,970
CIM Group(b),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,062,393	4,718,824
CIM Trust(b),(e)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	4,432,860	4,201,528
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	4,338,758	4,292,947
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,400,106	3,169,786
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,052,120	5,649,791
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	6,333,347	5,639,974
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,104,219	11,166,335
CIM Trust(b),(j)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	8,173,789	8,149,679
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	761,835	676,409
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.374%	5,000,000	5,134,848
Countrywide Alternative Loan Trust(c)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.452%	1,669,097	1,571,040
Countrywide Alternative Loan Trust(e)
CMO Series 2006-HY12 Class A5
08/25/2036	4.104%	2,235,481	2,090,461
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(e)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.988%	23,796	23,880
Credit Suisse Mortgage Capital Trust(b),(e)
CMO Series 2021-RP11 Class PT
10/25/2061	3.723%	8,339,556	7,002,075
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(b),(e)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	6,693,957	6,754,653
CMO Series 2025-H2 Class A1
03/25/2070	5.356%	3,399,068	3,420,912
CSMC Trust(b),(e)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,767,962	3,649,095
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	8,820,641	8,085,539
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	352,273	277,397
CWABS Asset-Backed Certificates Trust(c)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.086%	1,046,607	1,028,335
First Horizon Alternative Mortgage Securities Trust(e)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.393%	637,594	475,118
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.171%	434,695	383,924
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.086%	1,272,762	691,322
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	746,297	260,902
GMAC Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.852%	1,100,691	786,783
GS Mortgage-Backed Securities Trust(b)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,483,354	2,455,390
GSR Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.106%	89,343	80,674
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.473%	7,419,124	5,993,903
IndyMac Index Mortgage Loan Trust(c)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.386%	3,036,966	1,232,655
The accompanying Notes to Financial Statements are an integral part of this statement.
14
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(c)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.431%	889,004	884,007
JPMorgan Mortgage Trust Series(b),(e)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	5,317,474	5,367,185
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.146%	3,380,704	2,403,715
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.326%	1,590,947	1,167,422
Merrill Lynch Mortgage-Backed Securities Trust(c)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.010%	443,785	383,529
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.106%	207,431	207,283
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2025-NQ10 Class A1
11/25/2070	5.119%	8,000,000	8,022,615
MortgageIT Trust(c)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.406%	428,529	429,981
New Residential Mortgage Loan Trust(b),(j)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	13,345,077	13,298,673
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	5,729,875	5,765,400
OBX Trust(b),(e)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,943,607	5,794,568
PRET LLC(b),(j)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	3,974,691	3,983,688
PRKCM Trust(b),(e)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	8,497,380	7,609,468
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(b),(j)
CMO Series 2025-RPL3 Class A1
04/25/2055	3.250%	6,418,929	6,205,716
CMO Series 2025-RPL4 Class A1
05/25/2055	3.000%	7,007,683	6,613,501
RALI Trust(e)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.123%	749,737	373,952
RCKT Mortgage Trust(b),(j)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	7,458,300	7,512,166
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	6,357,721	6,422,785
CMO Series 2025-CES6 Class A1B
06/25/2055	5.673%	6,611,728	6,694,581
Saluda Grade Alternative Mortgage Trust(b),(c)
CMO Series 2025-LOC4 Class A1A
30-day Average SOFR + 1.750% 06/25/2055	5.704%	7,545,000	7,557,007
Starwood Mortgage Residential Trust(b),(e)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,141,847	3,675,186
Structured Asset Mortgage Investments II Trust(c)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.286%	3,841,933	3,219,461
Verus Securitization Trust(b),(j)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	12,767,035	11,769,533
Vista Point Securitization Trust(b),(j)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	6,483,803	6,516,422
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR10 Class A7
10/25/2033	5.702%	200,721	193,645
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.383%	187,829	184,872
CMO Series 2005-AR4 Class A5
04/25/2035	4.345%	224,111	213,175
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.150%	1,483,904	1,404,166
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.366%	1,209,673	1,143,588
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
15

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	4.932%	2,425,233	2,021,201
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.912%	1,675,183	1,527,634
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $253,991,831)			249,428,059

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
HDI Aerospace Intermediate Holding III Corp.(c),(n)
Term Loan
3-month Term SOFR + 3.750% 02/11/2032	7.687%	338,300	339,569
TransDigm, Inc.(c),(n)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.216%	394,477	395,818
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.966%	397,563	398,640
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.216%	497,393	499,362
Total			1,633,389
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(c),(n),(o)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	4.700%	2,810,347	2,803,322
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(c),(n),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 06/06/2032	3.500%	30,356	30,292
First Eagle Holdings, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.500% 06/06/2032	7.172%	177,798	177,425
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(c),(n)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.822%	487,411	484,754
Total			692,471
Building Materials 0.0%
DG Investment Intermediate Holdings 2, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.466%	450,000	450,000
Cable and Satellite 0.0%
Charter Communications Operating LLC(c),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.235%	540,126	540,428
Construction Machinery 0.0%
Oregon Tool Lux LP(c),(n)
Term Loan
3-month Term SOFR + 5.350% 10/15/2029	9.228%	28,463	28,926
Oregon Tool, Inc.(c),(n)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.140%	519,359	371,861
Total			400,787
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.066%	261,127	261,488
Bach Finance Ltd.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 2.750% 01/09/2032	6.572%	261,008	261,660
BCPE Empire Holdings, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/26/2030	6.966%	459,171	453,624
BradyPLUS Holdings LLC(c),(n)
Term Loan
3-month Term SOFR + 3.500% 12/13/2032	7.190%	962,105	950,877
Cast & Crew LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.466%	144,419	84,413
The accompanying Notes to Financial Statements are an integral part of this statement.
16
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delivery Hero SE(c),(n),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.843%	772,615	773,743
Ingenovis Health, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.334%	166,308	44,487
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.172%	352,257	93,348
KUEHG Corp.(c),(n),(p)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030		162,374	157,273
TripAdvisor, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.466%	279,792	268,950
Total			3,349,863
Consumer Products 0.0%
Majordrive Holdings IV LLC(c),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 06/01/2028	7.934%	105,350	95,341
Osmosis Buyer Ltd.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.861%	184,339	184,677
Total			280,018
Diversified Manufacturing 0.1%
Cleanova US Holdings LLC(c),(n),(o)
Term Loan
3-month Term SOFR + 4.750% 05/24/2032	8.483%	182,517	182,517
CPI Buyer LLC(c),(n)
Term Loan
3-month Term SOFR + 4.000% 05/17/2032	7.985%	271,101	268,661
Pelican Products, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.184%	349,020	314,555
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.873%	277,200	277,566
Total			1,043,299
Electric 0.1%
Alpha Generation LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% 09/30/2031	5.716%	615,945	617,547
Calpine Corp.(c),(n)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	5.466%	883,867	883,770
1-month Term SOFR + 1.750% 02/15/2032	5.466%	682,497	682,251
Cornerstone Generation LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.093%	158,498	159,744
South Field Energy LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	186,076	187,239
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	11,214	11,283
Vistra Operations Co. LLC(c),(n)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	5.466%	402,755	404,620
Total			2,946,454
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(n)
Term Loan
3-month Term SOFR + 3.250% 10/24/2030	6.922%	202,808	202,936
Finance Companies 0.1%
Avolon Borrower 1 US LLC(c),(n)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 10/03/2030	5.484%	1,575,087	1,583,420
Ziggo Financing Partnership(c),(n)
Tranche N Term Loan
6-month Term SOFR + 3.250% 01/31/2033	7.027%	353,175	350,526
Total			1,933,946
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
17

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	7.831%	388,845	386,738
C&S Wholesale Grocers LLC(c),(n)
Term Loan
3-month Term SOFR + 5.000% 08/06/2030	8.672%	641,414	625,378
Celsius, Inc.(c),(n)
Term Loan
3-month Term SOFR + 2.500% 04/01/2032	6.172%	288,775	290,363
Naked Juice LLC(c),(n)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.022%	446,135	293,334
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.172%	1,750,258	1,737,674
3-month Term SOFR + 1.000% 01/24/2030	4.772%	76,360	19,408
United Natural Foods, Inc.(c),(n)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.466%	386,210	387,852
Total			3,740,747
Gaming 0.1%
DraftKings, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.534%	338,781	338,720
Flutter Entertainment PLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	420,768	420,065
Voyager Parent LLC(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.422%	553,469	553,181
Total			1,311,966
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(n)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.206%	175,672	165,791
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp.(c),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/14/2028	7.716%	153,852	153,851
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.347%	91,068	91,638
Heartland Dental LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% 08/07/2032	7.466%	497,627	499,324
Iqvia, Inc.(c),(n)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.422%	531,838	534,832
ModivCare Buyer LLC(c),(n)
Term Loan
1-month Term SOFR + 5.000% 12/29/2030	8.690%	807,285	742,702
ModivCare Buyer LLC(c),(n),(p)
Term Loan
3-month Term SOFR + 0.000% 12/29/2030		510,000	504,900
Soliant Lower Intermediate LLC(c),(n)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.794%	582,570	467,512
Star Parent, Inc.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	121,326	121,421
Total			3,281,971
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(n),(o)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.556%	980,641	968,383
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.556%	980,642	968,384
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.720%	1,979,146	1,944,511
Total			3,881,278
The accompanying Notes to Financial Statements are an integral part of this statement.
18
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Kelso Industries LLC(c),(n)
Term Loan
3-month Term SOFR + 5.750% 12/30/2029	9.572%	356,358	355,468
Leisure 0.0%
EOC Borrower LLC(c),(n)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.466%	152,451	152,450
Showtime Acquisition LLC(c),(n)
Term Loan
3-month Term SOFR + 4.750% 08/13/2031	8.628%	383,824	378,067
Total			530,517
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(c),(n)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.477%	1,703,854	1,713,464
Media and Entertainment 0.1%
ABG Intermediate Holdings 2 LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.966%	94,547	94,606
Magnite, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	6.716%	413,395	411,845
MH Sub I LLC/Micro Holding Corp.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/25/2028	7.966%	182,760	169,510
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.966%	128,310	119,007
1-month Term SOFR + 4.250% 12/31/2031	7.966%	496,207	423,250
Plano Holdco, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	104,212	100,826
Red Ventures LLC/New Imagitas, Inc.(c),(n)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030		343,116	328,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Research Now Group LLC(c),(n)
Term Loan
3-month Term SOFR + 5.000% 07/16/2029	9.140%	81,493	80,719
StubHub Holdco Sub LLC(c),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.466%	224,489	222,150
X Corp.(c),(n)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 6.500% 10/26/2029	10.448%	467,339	458,660
Tranche B3 1st Lien Term Loan
6-month Term SOFR + 9.500% 10/26/2029	9.500%	182,646	181,862
Total			2,591,185
Other Industry 0.0%
Potomac Energy Center LLC(c),(n)
Term Loan
3-month Term SOFR + 3.000% 08/05/2032	6.840%	183,793	185,172
Technimark Holdings LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	6.980%	243,581	241,220
Total			426,392
Paper 0.0%
Mativ Holdings, Inc.(c),(n),(o)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.316%	172,023	168,582
Pharmaceuticals 0.0%
Jazz Pharmaceuticals, Inc.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.966%	333,095	334,344
Property & Casualty 0.0%
AmWINS Group, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	5.966%	351,173	352,051
Restaurants 0.1%
1011778 BC ULC(c),(n)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.466%	337,165	337,270
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
19

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dave & Buster’s, Inc.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.072%	386,274	343,421
KFC Holding Co./Yum! Brands(c),(n)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.599%	390,957	391,566
Tacala Investment Corp.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 01/31/2031	6.716%	557,864	561,250
Total			1,633,507
Retailers 0.0%
Great Outdoors Group LLC(c),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.966%	316,899	318,484
Technology 0.2%
Barracuda Parent LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	197,298	159,257
Blackhawk Network Holdings, Inc.(c),(n),(p)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 4.000% 03/12/2029		500,000	501,875
Boost Newco Borrower LLC(c),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	5.672%	437,430	437,706
DTI Holdco, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.716%	212,352	197,526
EagleView Technology Corp.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.172%	562,093	539,964
Genesys Cloud Services Holdings I LLC(c),(n)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.216%	251,743	250,957
McAfee Corp.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.716%	92,089	84,693
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Neon Maple Purchaser, Inc.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.216%	248,128	248,205
Peraton Corp.(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	497,598	461,079
Planview Parent, Inc.(c),(n),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027		174,524	166,943
Project Alpha Intermediate Holding, Inc.(c),(n),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/09/2033	6.922%	406,878	405,979
Renaissance Holding Corp.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/08/2030	7.716%	808,916	704,582
SonarSource Financing LLC(c),(n)
Term Loan
1-month Term SOFR + 4.500% 12/17/2030	8.231%	345,758	341,436
Sophos Holdings SARL(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.331%	987,797	987,639
Xerox Corp.(c),(n)
1st Lien Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/14/2029	7.713%	912,554	777,952
Total			6,265,793
Wirelines 0.0%
Frontier Communications Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 2.500% 07/01/2031	6.236%	165,456	165,198
Zayo Group Holdings, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.831%	231,679	219,249
Total			384,447
Total Senior Loans (Cost $44,077,261)			43,567,109

The accompanying Notes to Financial Statements are an integral part of this statement.
20
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
U.S. Treasury Obligations 27.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2027	3.375%	148,910,000	148,619,160
11/30/2030	3.500%	35,091,000	34,748,314
12/31/2030	3.625%	201,735,000	200,805,128
12/31/2032	3.875%	82,835,000	82,511,426
11/15/2035	4.000%	87,988,000	86,791,913
11/15/2045	4.625%	81,130,000	79,380,634
11/15/2055	4.625%	175,571,000	169,508,314
Total U.S. Treasury Obligations (Cost $807,896,080)			802,364,889

Money Market Funds 10.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(r),(s)	305,961,863	305,870,075
Total Money Market Funds (Cost $305,870,027)		305,870,075
Total Investments in Securities (Cost: $3,199,616,699)		3,177,371,884
Other Assets & Liabilities, Net		(257,181,787)
Net Assets		2,920,190,097
At December 31, 2025, securities and/or cash totaling $9,208,187 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,400,244 AUD	18,143,743 USD	Citi	01/09/2026	—	(142,249)
7,083,894 EUR	8,175,397 USD	Citi	01/09/2026	—	(151,229)
1,443,016 GBP	1,912,370 USD	Citi	01/09/2026	—	(32,734)
917,505 USD	796,191 EUR	Citi	01/09/2026	18,363	—
3,707,554 USD	3,150,182 EUR	Citi	01/09/2026	—	(4,733)
9,010,612 EUR	10,472,725 USD	Goldman Sachs	01/09/2026	—	(118,625)
6,072,794 GBP	8,177,173 USD	Goldman Sachs	01/09/2026	—	(8,609)
11,484,439 USD	9,860,478 EUR	Goldman Sachs	01/09/2026	105,868	—
47,229,241 EUR	55,371,028 USD	JPMorgan	01/09/2026	—	(143,670)
Total				124,231	(601,849)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	18	03/2026	USD	2,080,688	—	(9,878)
U.S. Treasury 2-Year Note	2,166	03/2026	USD	452,237,108	348,589	—
U.S. Treasury 5-Year Note	2,535	03/2026	USD	277,087,384	—	(9,349)
U.S. Treasury Ultra 10-Year Note	155	03/2026	USD	17,827,422	—	(18,758)
U.S. Treasury Ultra Bond	174	03/2026	USD	20,532,000	—	(325,651)
Total					348,589	(363,636)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(299)	03/2026	AUD	(32,735,734)	8,757	—
Australian 3-Year Bond	(24)	03/2026	AUD	(2,519,893)	2,226	—
Euro-Bobl	(42)	03/2026	EUR	(4,878,720)	23,266	—
Euro-Bund	(160)	03/2026	EUR	(20,411,200)	168,435	—
Euro-Buxl 30-Year	(18)	03/2026	EUR	(1,982,160)	33,791	—
Euro-Schatz	(4)	03/2026	EUR	(427,160)	594	—
Long Gilt	(18)	03/2026	GBP	(1,644,660)	—	(13,305)
Total					237,069	(13,305)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
21

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $627,827,605, which represents 21.50% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Zero coupon bond.
(i)	Perpetual security with no specified maturity date.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)
The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Valuation based on significant unobservable inputs.
(p)	Represents a security purchased on a forward commitment basis.
(q)
At December 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 06/06/2032 3.500%	30,356

(r)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(s)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	553,500,029	4,466,357,404	(4,713,982,926)	(4,432)	305,870,075	68,029	19,335,191	305,961,863
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
22
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	189,577,514	—	189,577,514
Commercial Mortgage-Backed Securities - Agency	—	9,148,542	—	9,148,542
Commercial Mortgage-Backed Securities - Non-Agency	—	82,849,817	—	82,849,817
Common Stocks
Health Care	—	925,730	—	925,730
Materials	—	1,042,830	—	1,042,830
Total Common Stocks	—	1,968,560	—	1,968,560
Convertible Bonds	—	3,771,517	—	3,771,517
Corporate Bonds & Notes	—	437,303,225	—	437,303,225
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
23

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Foreign Government Obligations	—	35,111,475	—	35,111,475
Municipal Bonds	—	12,473,120	—	12,473,120
Residential Mortgage-Backed Securities - Agency	—	1,003,937,982	—	1,003,937,982
Residential Mortgage-Backed Securities - Non-Agency	—	249,428,059	—	249,428,059
Senior Loans	—	36,531,410	7,035,699	43,567,109
U.S. Treasury Obligations	—	802,364,889	—	802,364,889
Money Market Funds	305,870,075	—	—	305,870,075
Total Investments in Securities	305,870,075	2,864,466,110	7,035,699	3,177,371,884
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	124,231	—	124,231
Futures Contracts	585,658	—	—	585,658
Liability
Forward Foreign Currency Exchange Contracts	—	(601,849)	—	(601,849)
Futures Contracts	(376,941)	—	—	(376,941)
Total	306,078,792	2,863,988,492	7,035,699	3,177,102,983
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
CTIVP® – TCW Core Plus Bond Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,893,746,672)	$2,871,501,809
Affiliated issuers (cost $305,870,027)	305,870,075
Cash	243,068
Foreign currency (cost $963,922)	966,437
Cash collateral held at broker for:
Forward foreign currency exchange contracts	170,000
TBA	638,187
Margin deposits on:
Futures contracts	8,400,000
Unrealized appreciation on forward foreign currency exchange contracts	124,231
Receivable for:
Investments sold	12,553,118
Investments sold on a delayed delivery basis	41,174,960
Capital shares sold	2,345
Dividends	1,091,078
Interest	16,149,650
Interfund lending	5,600,000
Foreign tax reclaims	10,404
Variation margin for futures contracts	461
Due from broker	3,667,000
Prepaid expenses	10,490
Total assets	3,268,173,313
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	601,849
Cash collateral due to broker for:
Foreign forward currency exchange contracts	400,000
TBA	138,876
Payable for:
Investments purchased	34,013,257
Investments purchased on a delayed delivery basis	308,673,653
Capital shares redeemed	3,226,540
Variation margin for futures contracts	557,858
Management services fees	38,486
Distribution and/or service fees	225
Service fees	1,999
Compensation of chief compliance officer	473
Compensation of board members	1,693
Other expenses	47,963
Deferred compensation of board members	280,344
Total liabilities	347,983,216
Net assets applicable to outstanding capital stock	$2,920,190,097
Represented by
Paid in capital	3,338,383,301
Total distributable earnings (loss)	(418,193,204)
Total - representing net assets applicable to outstanding capital stock	$2,920,190,097
Class 1
Net assets	$2,887,377,556
Shares outstanding	310,150,931
Net asset value per share	$9.31
Class 2
Net assets	$32,812,541
Shares outstanding	3,540,738
Net asset value per share	$9.27
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
25

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$19,335,191
Interest	113,917,696
Interfund lending	1,310
Total income	133,254,197
Expenses:
Management services fees	13,892,569
Distribution and/or service fees
Class 2	71,042
Service fees	21,529
Custodian fees	98,751
Printing and postage fees	11,414
Accounting services fees	44,444
Legal fees	65,447
Interest on collateral	51,258
Compensation of chief compliance officer	444
Compensation of board members	41,364
Deferred compensation of board members	44,020
Other	44,834
Total expenses	14,387,116
Net investment income	118,867,081
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,049,285)
Investments — affiliated issuers	68,029
Foreign currency translations	(24,756)
Forward foreign currency exchange contracts	(4,480,002)
Futures contracts	16,711,519
Net realized gain	1,225,505
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	92,016,794
Investments — affiliated issuers	(4,432)
Foreign currency translations	18,315
Forward foreign currency exchange contracts	(1,835,544)
Futures contracts	1,313,394
Net change in unrealized appreciation (depreciation)	91,508,527
Net realized and unrealized gain	92,734,032
Net increase in net assets resulting from operations	$211,601,113
The accompanying Notes to Financial Statements are an integral part of this statement.
26
CTIVP® – TCW Core Plus Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$118,867,081	$135,005,361
Net realized gain (loss)	1,225,505	(21,045,850)
Net change in unrealized appreciation (depreciation)	91,508,527	(89,313,244)
Net increase in net assets resulting from operations	211,601,113	24,646,267
Distributions to shareholders
Net investment income and net realized gains
Class 1	(135,088,851)	(127,070,932)
Class 2	(1,291,886)	(894,361)
Total distributions to shareholders	(136,380,737)	(127,965,293)
Decrease in net assets from capital stock activity	(64,262,750)	(83,131,423)
Total increase (decrease) in net assets	10,957,626	(186,450,449)
Net assets at beginning of year	2,909,232,471	3,095,682,920
Net assets at end of year	$2,920,190,097	$2,909,232,471

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,308,707	12,131,478	9,311,148	86,161,414
Distributions reinvested	15,026,568	135,088,851	13,948,510	127,070,932
Shares redeemed	(23,471,065)	(217,815,927)	(32,453,115)	(300,868,534)
Net decrease	(7,135,790)	(70,595,598)	(9,193,457)	(87,636,188)
Class 2
Shares sold	841,332	7,751,856	707,737	6,513,112
Distributions reinvested	144,184	1,291,886	98,498	894,361
Shares redeemed	(293,999)	(2,710,894)	(313,906)	(2,902,708)
Net increase	691,517	6,332,848	492,329	4,504,765
Total net decrease	(6,444,273)	(64,262,750)	(8,701,128)	(83,131,423)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$9.09	0.38	0.29	0.67	(0.45)	—	(0.45)
Year Ended 12/31/2024	$9.41	0.41	(0.34)	0.07	(0.39)	—	(0.39)
Year Ended 12/31/2023	$9.11	0.38	0.15	0.53	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.74	0.22	(1.74)	(1.52)	(0.11)	—	(0.11)
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Class 2
Year Ended 12/31/2025	$9.05	0.35	0.30	0.65	(0.43)	—	(0.43)
Year Ended 12/31/2024	$9.37	0.38	(0.33)	0.05	(0.37)	—	(0.37)
Year Ended 12/31/2023	$9.08	0.36	0.14	0.50	(0.21)	—	(0.21)
Year Ended 12/31/2022	$10.69	0.20	(1.72)	(1.52)	(0.09)	—	(0.09)
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28
CTIVP® – TCW Core Plus Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$9.31	7.54%	0.49% (c)	0.49% (c)	4.11%	396%	$2,887,378
Year Ended 12/31/2024	$9.09	0.75%	0.49% (c)	0.49% (c)	4.39%	403%	$2,883,452
Year Ended 12/31/2023	$9.41	5.91%	0.49% (c)	0.49% (c)	4.16%	373%	$3,073,587
Year Ended 12/31/2022	$9.11	(14.19% )	0.49% (c)	0.49% (c)	2.32%	399%	$3,174,476
Year Ended 12/31/2021	$10.74	(1.14% )	0.48% (c)	0.48% (c)	1.01%	457%	$3,684,151
Class 2
Year Ended 12/31/2025	$9.27	7.31%	0.75% (c)	0.75% (c)	3.85%	396%	$32,813
Year Ended 12/31/2024	$9.05	0.51%	0.74% (c)	0.74% (c)	4.14%	403%	$25,780
Year Ended 12/31/2023	$9.37	5.54%	0.74% (c)	0.74% (c)	3.93%	373%	$22,096
Year Ended 12/31/2022	$9.08	(14.31% )	0.74% (c)	0.74% (c)	2.11%	399%	$18,096
Year Ended 12/31/2021	$10.69	(1.41% )	0.73% (c)	0.73% (c)	0.76%	457%	$19,435
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025
29

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
30
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in
CTIVP® – TCW Core Plus Bond Fund  | 2025
31

Notes to Financial Statements (continued)
December 31, 2025
exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory
32
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
CTIVP® – TCW Core Plus Bond Fund  | 2025
33

Notes to Financial Statements (continued)
December 31, 2025
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	124,231
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	585,658 *
Total		709,889

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	601,849
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	376,941 *
Total		978,790

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

34
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(4,480,002)	—	(4,480,002)
Interest rate risk	—	16,711,519	16,711,519
Total	(4,480,002)	16,711,519	12,231,517

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(1,835,544)	—	(1,835,544)
Interest rate risk	—	1,313,394	1,313,394
Total	(1,835,544)	1,313,394	(522,150)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,114,324,139
Futures contracts — short	59,567,391

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	420,745	(1,297,668)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
CTIVP® – TCW Core Plus Bond Fund  | 2025
35

Notes to Financial Statements (continued)
December 31, 2025
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the
36
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi ($)	Goldman Sachs ($)	JPMorgan ($)	Total
Assets
Forward foreign currency exchange contracts	18,363	105,868	-	124,231
Liabilities
Forward foreign currency exchange contracts	330,945	127,234	143,670	601,849
Total financial and derivative net assets	(312,582)	(21,366)	(143,670)	(477,618)
Total collateral received (pledged) (a)	-	-	(143,670)	(143,670)
Net amount (b)	(312,582)	(21,366)	-	(333,948)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
CTIVP® – TCW Core Plus Bond Fund  | 2025
37

Notes to Financial Statements (continued)
December 31, 2025
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
38
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
CTIVP® – TCW Core Plus Bond Fund  | 2025
39

Notes to Financial Statements (continued)
December 31, 2025
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.54	0.54	0.54
Class 2	0.79	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(1,064,336)	1,064,335	1
40
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
136,380,737	—	136,380,737	127,965,293	—	127,965,293
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
115,223,246	—	(508,650,183)	(24,487,969)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,201,590,952	33,654,549	(58,142,518)	(24,487,969)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(301,533,217)	(207,116,966)	(508,650,183)	344,054
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,881,930,298 and $10,879,467,375, respectively, for the year ended December 31, 2025, of which $10,252,107,682 and $10,259,960,054, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
CTIVP® – TCW Core Plus Bond Fund  | 2025
41

Notes to Financial Statements (continued)
December 31, 2025
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,925,000	4.76	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at December 31, 2025 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
42
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
CTIVP® – TCW Core Plus Bond Fund  | 2025
43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – TCW Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – TCW Core Plus Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, issuer of a privately offered security, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
44
CTIVP® – TCW Core Plus Bond Fund  | 2025

 Approval of Subadvisory Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Existing Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund. At their meeting on December 9, 2025, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amended and restated Subadvisory Agreement (the Amended and Restated Subadvisory Agreement) for the purpose of combining separate existing subadvisory agreements between the Investment Manager and the Subadviser (the Existing Subadvisory Agreements) with respect to certain Funds subadvised by the Subadviser, including the Fund (the TCW Funds).  The Independent Trustees considered that the assets of the TCW Funds would be combined under the Amended and Restated Subadvisory Agreement for purposes of calculating each TCW Fund’s subadvisory fee.
The Independent Trustees considered the differences between the Amended and Restated Subadvisory Agreement and the Existing Subadvisory Agreement.  The Independent Trustees considered that the Investment Manager had confirmed that the nature and level of the services to be provided under the Amended and Restated Subadvisory Agreement would not decrease relative to the services provided under the Existing Subadvisory Agreement.  The Independent Trustees also reviewed the subadvisory fees paid for each of the TCW Funds and the expected impact of the Investment Manager’s proposal on such fees.  The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and the Subadviser was also not proposed to change.  The Independent Trustees also noted that the Board, as part of the 2026 15(c) process, would continue to review the continued reasonableness of the Fund’s management fees.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the June 2025 Contracts Committee meeting and Board meetings and, in that connection, the discussion by independent legal counsel to the Independent Trustees (Independent Legal Counsel) of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent Legal Counsel indicated that the Independent Trustees should apply these factors in considering the Amended and Restated Subadvisory Agreement.
Independent Legal Counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the December 9, 2025 meeting, as well as the information previously considered regarding the proposed 15(c) renewal of the Fund’s existing advisory and subadvisory agreements.
After considering the factors described above relating to the Amended and Restated Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s Existing Subadvisory Agreement in June 2025, the Board, including all of the Independent Trustees, approved the Amended and Restated Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Existing Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides
CTIVP® – TCW Core Plus Bond Fund  | 2025
45

Approval of Subadvisory Agreement (continued)
(Unaudited)
and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Existing Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Existing Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the
46
CTIVP® – TCW Core Plus Bond Fund  | 2025

Approval of Subadvisory Agreement (continued)
(Unaudited)
organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Existing Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Existing Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Existing Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Existing Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Existing Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – TCW Core Plus Bond Fund  | 2025
47

Approval of Subadvisory Agreement (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Existing Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Existing Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Existing Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Existing Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various
48
CTIVP® – TCW Core Plus Bond Fund  | 2025

Approval of Subadvisory Agreement (continued)
(Unaudited)
breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Existing Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Existing Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – TCW Core Plus Bond Fund  | 2025
49

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – TCW Core Plus Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7037_12_E01_(02/26)

Columbia Variable Portfolio - Government Money Market Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio - Government Money Market Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 21.5%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 12/31/2025, matures 01/02/2026,
repurchase price $120,025,333 (collateralized by U.S. Treasury Securities maturing 01/29/26 - 02/15/55 at rates of 0.000% - 4.750%, Total Market Value $122,400,055)
	3.800%	120,000,000	120,000,000
Total Repurchase Agreements (Cost $120,000,000)			120,000,000

Treasury Bills 9.0%

United States 9.0%
U.S. Treasury Bills
01/02/2026	1.820%	30,000,000	29,997,006
01/15/2026	3.910%	5,000,000	4,991,979
01/22/2026	3.530%	15,000,000	14,968,150
Total			49,957,135
Total Treasury Bills (Cost $49,957,135)			49,957,135

U.S. Government & Agency Obligations 66.7%

Fannie Mae Discount Notes
01/16/2026	3.380%	10,000,000	9,985,208
02/10/2026	3.550%	5,000,000	4,980,167
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.045% 07/24/2026	3.830%	2,000,000	2,000,000
SOFR + 0.100% 09/18/2026	3.860%	5,000,000	5,000,000
SOFR + 0.140% 01/06/2027	3.900%	16,000,000	16,000,000
SOFR + 0.100% 03/04/2027	3.860%	3,000,000	3,000,000
SOFR + 0.130% 04/23/2027	3.920%	2,500,000	2,500,000
SOFR + 0.120% 05/12/2027	3.900%	5,000,000	5,000,000
SOFR + 0.150% 07/14/2027	3.890%	3,000,000	3,000,000
SOFR + 0.160% 08/13/2027	3.940%	6,000,000	6,000,000
SOFR + 0.160% 08/18/2027	3.940%	2,500,000	2,500,000
SOFR + 0.160% 09/03/2027	3.930%	5,000,000	5,000,000
SOFR + 0.150% 12/08/2027	3.910%	5,000,000	5,000,000
SOFR + 0.160% 12/21/2027	3.920%	2,500,000	2,500,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp.
08/10/2026	3.840%	7,500,000	7,500,000
11/13/2026	3.700%	2,500,000	2,500,000
Federal Agricultural Mortgage Corp. Discount Notes
01/20/2026	3.520%	10,000,000	9,980,736
01/27/2026	3.570%	10,000,000	9,973,639
04/27/2026	3.610%	5,000,000	4,942,806
Federal Farm Credit Banks Funding Corp.
05/20/2026	3.820%	2,500,000	2,499,712
09/02/2026	4.020%	5,000,000	5,000,000
Federal Farm Credit Discount Notes
01/20/2026	3.450%	5,000,000	4,990,579
02/04/2026	3.550%	5,000,000	4,983,047
03/23/2026	3.620%	5,000,000	4,959,612
03/24/2026	3.610%	5,000,000	4,959,342
Federal Home Loan Bank Discount Notes
01/30/2026	3.740%	5,000,000	4,984,694
02/19/2026	3.620%	5,000,000	4,975,296
03/11/2026	3.660%	5,000,000	4,965,165
03/30/2026	3.630%	10,000,000	9,912,244
06/10/2026	3.610%	10,000,000	9,843,111
Federal Home Loan Banks
01/02/2026	1.770%	61,300,000	61,294,040
11/04/2026	3.900%	5,000,000	5,000,000
Federal Home Loan Banks(a)
SOFR + 0.005% 02/23/2026	3.780%	6,000,000	6,000,000
SOFR + 0.020% 05/22/2026	3.790%	2,000,000	2,000,000
SOFR + 0.105% 03/09/2027	3.860%	2,500,000	2,500,000
SOFR + 0.105% 03/10/2027	3.860%	4,000,000	4,000,000
SOFR + 0.170% 09/24/2027	3.930%	2,500,000	2,500,000
SOFR + 0.180% 10/07/2027	3.980%	4,000,000	4,000,000
SOFR + 0.175% 10/21/2027	3.960%	2,000,000	2,000,000
Federal Home Loan Banks Discount Notes
01/09/2026	3.610%	10,000,000	9,991,111
02/02/2026	3.770%	5,000,000	4,983,022
02/03/2026	3.590%	5,000,000	4,983,340
02/05/2026	3.600%	5,000,000	4,982,306
02/10/2026	3.550%	10,000,000	9,960,278
04/01/2026	3.730%	4,400,000	4,359,410
06/05/2026	3.620%	10,000,000	9,847,799
06/12/2026	3.730%	1,500,000	1,475,430
Federal Home Loan Mortgage Corp.
12/14/2026	3.780%	5,000,000	4,998,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Discount Notes
01/08/2026	3.460%	7,500,000	7,494,240
01/26/2026	3.500%	2,017,000	2,011,985
03/12/2026	3.840%	7,500,000	7,497,315
Federal National Mortgage Association(a)
SOFR + 0.135% 08/21/2026	3.890%	20,000,000	20,000,000
Freddie Mac Discount Notes
02/06/2026	3.580%	10,000,000	9,963,800
Tennessee Valley Authority Discount Notes
01/21/2026	3.500%	10,000,000	9,979,889
Total U.S. Government & Agency Obligations (Cost $371,257,676)			371,257,676

Total Investments in Securities (Cost: $541,214,811)	541,214,811
Other Assets & Liabilities, Net	15,403,413
Net Assets	556,618,224
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	120,000,000	—	120,000,000
Treasury Bills	—	49,957,135	—	49,957,135
U.S. Government & Agency Obligations	—	371,257,676	—	371,257,676
Total Investments in Securities	—	541,214,811	—	541,214,811
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $421,214,811)	$421,214,811
Repurchase agreements (cost $120,000,000)	120,000,000
Cash	15,066,705
Receivable for:
Capital shares sold	13,222
Interest	918,241
Expense reimbursement due from Investment Manager	172
Prepaid expenses	3,942
Total assets	557,217,093
Liabilities
Payable for:
Capital shares redeemed	326,589
Distributions to shareholders	49,333
Management services fees	4,380
Distribution and/or service fees	2,452
Service fees	32,163
Compensation of chief compliance officer	90
Compensation of board members	676
Other expenses	30,662
Deferred compensation of board members	152,524
Total liabilities	598,869
Net assets applicable to outstanding capital stock	$556,618,224
Represented by
Paid in capital	556,682,835
Total distributable earnings (loss)	(64,611)
Total - representing net assets applicable to outstanding capital stock	$556,618,224
Class 1
Net assets	$64,144,121
Shares outstanding	64,088,056
Net asset value per share	$1.00
Class 2
Net assets	$229,096,704
Shares outstanding	229,113,708
Net asset value per share	$1.00
Class 3
Net assets	$263,377,399
Shares outstanding	263,253,954
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,420
Interest	23,896,914
Total income	23,898,334
Expenses:
Management services fees	1,618,439
Distribution and/or service fees
Class 2	559,642
Class 3	338,948
Service fees	359,091
Custodian fees	7,237
Printing and postage fees	31,069
Accounting services fees	32,423
Legal fees	26,716
Compensation of chief compliance officer	86
Compensation of board members	16,787
Deferred compensation of board members	24,085
Other	12,993
Total expenses	3,027,516
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(116,878)
Total net expenses	2,910,638
Net investment income	20,987,696
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,105
Net realized gain	8,105
Net realized and unrealized gain	8,105
Net increase in net assets resulting from operations	$20,995,801
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$20,987,696	$24,216,385
Net realized gain	8,105	8,427
Net increase in net assets resulting from operations	20,995,801	24,224,812
Distributions to shareholders
Net investment income and net realized gains
Class 1	(2,508,287)	(4,453,243)
Class 2	(8,201,674)	(8,115,082)
Class 3	(10,277,740)	(11,648,128)
Total distributions to shareholders	(20,987,701)	(24,216,453)
Increase in net assets from capital stock activity	46,284,698	24,802,175
Total increase in net assets	46,292,798	24,810,534
Net assets at beginning of year	510,325,426	485,514,892
Net assets at end of year	$556,618,224	$510,325,426

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	15,415,992	15,415,991	22,228,966	22,228,966
Distributions reinvested	2,509,948	2,509,948	4,232,806	4,232,806
Shares redeemed	(19,788,085)	(19,788,085)	(51,716,990)	(51,740,770)
Net decrease	(1,862,145)	(1,862,146)	(25,255,218)	(25,278,998)
Class 2
Shares sold	102,860,118	102,860,118	43,168,086	43,168,085
Distributions reinvested	8,200,951	8,200,951	8,118,943	8,118,943
Shares redeemed	(57,201,739)	(57,201,739)	(50,110,756)	(50,110,756)
Net increase	53,859,330	53,859,330	1,176,273	1,176,272
Class 3
Shares sold	34,511,897	34,511,898	83,216,179	83,216,179
Distributions reinvested	10,284,282	10,284,282	11,647,674	11,647,674
Shares redeemed	(50,508,666)	(50,508,666)	(45,982,732)	(45,958,952)
Net increase (decrease)	(5,712,487)	(5,712,486)	48,881,121	48,904,901
Total net increase	46,284,698	46,284,698	24,802,176	24,802,175
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio - Government Money Market Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio - Government Money Market Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	(0.00)	0.00	(0.00)	(0.00)
Class 2
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	(0.00)	0.00	(0.00)	(0.00)
Class 3
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	12/31/2022	12/31/2021
Class 1	0.10%	0.40%
Class 2	0.21%	0.66%
Class 3	0.16%	0.53%
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$1.00	3.97%	0.38%	0.36%	3.91%	$64,144
Year Ended 12/31/2024	$1.00	4.97%	0.40%	0.35%	4.89%	$66,005
Year Ended 12/31/2023	$1.00	4.74%	0.42%	0.36%	4.65%	$91,283
Year Ended 12/31/2022	$1.00	1.22%	0.45%	0.35% (c)	1.21%	$89,219
Year Ended 12/31/2021	$1.00	0.02%	0.48%	0.05% (c)	0.01%	$88,117
Class 2
Year Ended 12/31/2025	$1.00	3.71%	0.63%	0.61%	3.67%	$229,097
Year Ended 12/31/2024	$1.00	4.71%	0.65%	0.60%	4.63%	$175,234
Year Ended 12/31/2023	$1.00	4.48%	0.67%	0.61%	4.41%	$174,055
Year Ended 12/31/2022	$1.00	1.12%	0.69%	0.48% (c)	1.25%	$170,487
Year Ended 12/31/2021	$1.00	0.02%	0.73%	0.04% (c)	0.01%	$109,160
Class 3
Year Ended 12/31/2025	$1.00	3.84%	0.51%	0.48%	3.79%	$263,377
Year Ended 12/31/2024	$1.00	4.84%	0.53%	0.48%	4.75%	$269,086
Year Ended 12/31/2023	$1.00	4.61%	0.54%	0.49%	4.52%	$220,177
Year Ended 12/31/2022	$1.00	1.17%	0.57%	0.40% (c)	1.21%	$231,856
Year Ended 12/31/2021	$1.00	0.02%	0.61%	0.05% (c)	0.01%	$198,713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures
12
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
RBC Dominion Securities
Assets
Repurchase agreements	$120,000,000
Total financial and derivative net assets	120,000,000
Total collateral received (pledged) (a)	120,000,000
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.29% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
14
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.36
Class 2	0.61
Class 3	0.485
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for trustees’ deferred compensation and distribution reclassifications.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
4,533	(4,533)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
20,987,701	—	20,987,701	24,216,453	—	24,216,453
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
87,914	—	—	—
At December 31, 2025, the cost of all investments for federal income tax purposes was $541,214,811. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
16
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the year ended December 31, 2025.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 92.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio - Government Money Market Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio - Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio - Government Money Market Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio - Government Money Market Fund  | 2025
19

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Section 163(j) Interest Dividends
99.97%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
20
Columbia Variable Portfolio - Government Money Market Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7009_12_T01_(02/26)

Columbia Variable Portfolio – High Yield Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Wireless Telecommunication Services 0.1%
Altice Luxco 3(a)	18,356	330,590
Total Communication Services		330,590
Total Common Stocks (Cost $2)		330,590

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	1,468,622	1,441,159
Total Convertible Bonds (Cost $1,438,168)			1,441,159

Corporate Bonds & Notes 93.0%

Aerospace & Defense 1.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	211,922
10/01/2031	5.125%	886,000	887,267
TransDigm, Inc.(b)
03/01/2029	6.375%	932,000	962,224
03/01/2032	6.625%	1,222,000	1,271,244
01/15/2033	6.000%	52,000	53,223
05/31/2033	6.375%	1,259,000	1,291,364
01/31/2034	6.750%	722,000	752,685
Total			5,429,929
Airlines 0.8%
American Airlines, Inc.(b)
05/15/2029	8.500%	790,000	824,737
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	134,767	134,958
04/20/2029	5.750%	1,279,753	1,303,052
Total			2,262,747
Automotive 2.7%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	325,000	312,943
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	331,000	337,139
10/15/2033	7.750%	899,000	915,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	585,000	611,143
09/15/2032	6.750%	585,000	606,794
Forvia SE(b)
09/15/2033	6.750%	389,000	400,193
IHO Verwaltungs GmbH(b),(c)
11/15/2030	7.750%	324,000	339,464
11/15/2032	8.000%	487,000	512,939
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	309,000	309,097
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	261,000	276,658
07/17/2035	8.125%	763,000	812,733
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	181,000	182,664
03/24/2031	7.500%	1,002,000	1,013,925
04/23/2032	6.875%	1,434,000	1,392,548
Total			8,024,063
Banking 0.0%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	142,000	143,072
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(b)
03/01/2028	6.250%	289,000	290,163
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	750,000	809,068
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	1,035,000	1,039,687
Focus Financial Partners LLC(b)
09/15/2031	6.750%	598,000	618,431
Hightower Holding LLC(b)
04/15/2029	6.750%	565,000	562,744
01/31/2030	9.125%	837,000	888,125
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	558,000	582,802
08/01/2033	8.000%	772,000	799,862
Total			5,590,882
Building Materials 1.7%
LBM Acquisition LLC(b)
01/15/2029	6.250%	310,000	279,177
06/15/2031	9.500%	662,000	688,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	1,018,000	1,059,325
03/01/2033	6.750%	816,000	852,051
QXO Building Products, Inc.(b)
04/30/2032	6.750%	603,000	630,050
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	540,000	556,665
08/01/2033	6.250%	141,000	144,050
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	828,000	855,858
Total			5,065,232
Cable and Satellite 5.5%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	140,000	139,841
02/01/2028	5.000%	666,000	660,529
06/01/2029	5.375%	571,000	564,608
03/01/2030	4.750%	1,116,000	1,067,604
08/15/2030	4.500%	1,354,000	1,275,598
03/01/2031	7.375%	135,000	137,694
02/01/2032	4.750%	1,029,000	940,405
01/15/2034	4.250%	655,000	557,647
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	590,000	529,599
CSC Holdings LLC(b)
04/15/2027	5.500%	200,000	171,232
02/01/2028	5.375%	220,000	159,814
05/15/2028	11.250%	215,000	170,591
01/31/2029	11.750%	445,000	331,525
02/01/2029	6.500%	330,000	218,028
12/01/2030	4.625%	1,035,000	369,559
02/15/2031	3.375%	753,000	455,888
DISH DBS Corp.
07/01/2028	7.375%	190,000	183,351
06/01/2029	5.125%	335,000	297,688
DISH DBS Corp.(b)
12/01/2028	5.750%	640,000	626,207
DISH Network Corp.(b)
11/15/2027	11.750%	1,680,000	1,748,223
EchoStar Corp.
11/30/2029	10.750%	1,127,209	1,245,008
EchoStar Corp.(c)
11/30/2030	6.750%	628,208	643,728
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	607,000	601,349
08/01/2027	5.000%	299,000	299,413
07/15/2028	4.000%	380,000	371,317
07/01/2030	4.125%	310,000	294,942
Virgin Media Finance PLC(b)
07/15/2030	5.000%	513,000	452,272
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,371,000	1,241,538
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	480,000	428,569
Total			16,183,767
Chemicals 5.3%
Ashland LLC(b)
09/01/2031	3.375%	1,280,000	1,167,973
Avient Corp.(b)
11/01/2031	6.250%	106,000	108,988
Celanese US Holdings LLC
04/15/2030	6.500%	165,000	165,701
02/15/2031	7.000%	295,000	301,939
07/15/2032	6.879%	194,000	201,749
04/15/2033	6.750%	283,000	281,389
11/15/2033	7.200%	431,000	455,370
02/15/2034	7.375%	380,000	386,465
Element Solutions, Inc.(b)
09/01/2028	3.875%	600,000	586,982
HB Fuller Co.
10/15/2028	4.250%	163,000	161,462
Herens Holdco Sarl(b)
05/15/2028	4.750%	630,000	548,865
INEOS Finance PLC(b)
04/15/2029	7.500%	973,000	837,242
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	1,271,000	881,471
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	851,123	772,101
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	866,000	862,776
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	500,000	485,179
10/01/2029	6.250%	745,000	723,769
06/15/2031	7.250%	583,000	596,784
02/15/2033	7.250%	571,000	574,287
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	319,000	326,767
08/15/2033	6.250%	257,000	266,905
SPCM SA(b)
03/15/2027	3.125%	301,000	295,769
Tronox, Inc.(b)
03/15/2029	4.625%	572,000	400,775
09/30/2030	9.125%	472,000	469,475
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(b)
06/15/2027	4.875%	589,000	588,364
08/15/2029	5.625%	1,366,000	1,297,103
03/01/2031	7.375%	677,000	693,977
08/15/2032	6.625%	1,144,000	1,159,301
Total			15,598,928
Construction Machinery 1.2%
Herc Holdings, Inc.(b)
06/15/2030	7.000%	481,000	505,907
03/15/2031	5.750%	167,000	169,396
06/15/2033	7.250%	1,462,000	1,549,540
03/15/2034	6.000%	172,000	174,274
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	382,000	390,752
03/15/2031	7.750%	167,000	174,609
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	527,000	547,895
Total			3,512,373
Consumer Cyclical Services 1.1%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	444,000	435,803
12/01/2028	6.125%	1,396,000	1,362,096
Garda World Security Corp.(b)
08/01/2032	8.250%	140,000	142,254
11/15/2032	8.375%	285,000	290,736
Match Group Holdings II LLC(b)
10/01/2031	3.625%	318,000	291,342
Match Group, Inc.(b)
06/01/2028	4.625%	858,000	849,919
Total			3,372,150
Consumer Products 1.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	171,000	138,313
Newell Brands, Inc.(b)
06/01/2028	8.500%	356,000	372,906
Newell Brands, Inc.
05/15/2030	6.375%	355,000	346,879
05/15/2032	6.625%	699,000	675,804
Opal Bidco SAS(b)
03/31/2032	6.500%	526,000	538,784
Prestige Brands, Inc.(b)
01/15/2028	5.125%	335,000	334,941
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	291,969
02/01/2032	4.375%	175,000	164,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	112,000	111,990
06/15/2033	6.500%	427,000	414,121
Total			3,389,933
Diversified Manufacturing 2.1%
Amsted Industries, Inc.(b)
03/15/2033	6.375%	136,000	140,079
Chart Industries, Inc.(b)
01/01/2030	7.500%	364,000	379,801
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	947,000	986,157
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	391,000	412,170
Esab Corp.(b)
04/15/2029	6.250%	295,000	303,641
Gates Corp. (The)(b)
07/01/2029	6.875%	311,000	323,182
Madison IAQ LLC(b)
06/30/2029	5.875%	868,000	863,234
Resideo Funding, Inc.(b)
09/01/2029	4.000%	569,000	550,496
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	257,000	257,524
Wesco Distribution, Inc.(b)
03/15/2033	6.375%	287,000	299,481
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	682,000	692,516
03/15/2029	6.375%	273,000	282,232
03/15/2032	6.625%	691,000	723,697
Total			6,214,210
Electric 5.6%
Alpha Generation LLC(b)
10/15/2032	6.750%	357,000	369,623
01/15/2034	6.250%	325,000	327,958
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	561,000	561,666
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	594,000	592,262
02/15/2031	3.750%	771,000	719,774
01/15/2032	3.750%	628,000	572,343
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	338,000	320,760
Long Ridge Energy LLC(b)
02/15/2032	8.750%	618,000	657,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	435,000	430,263
01/15/2029	7.250%	489,000	501,252
NRG Energy, Inc.
01/15/2028	5.750%	440,000	440,741
NRG Energy, Inc.(b)
06/15/2029	5.250%	863,000	865,328
07/15/2029	5.750%	58,000	58,273
02/01/2033	6.000%	312,000	318,358
01/15/2034	5.750%	480,000	484,104
11/01/2034	6.250%	238,000	244,427
01/15/2036	6.000%	480,000	486,503
Pattern Energy Operations LP/Inc.(b)
08/15/2028	4.500%	174,000	171,297
PG&E Corp.(d)
03/15/2055	7.375%	330,000	343,715
Talen Energy Supply LLC(b)
02/01/2034	6.250%	566,000	577,250
02/01/2036	6.500%	566,000	585,533
TerraForm Power Operating LLC(b)
01/31/2028	5.000%	1,349,000	1,346,877
01/15/2030	4.750%	446,000	433,378
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	1,099,000	1,099,642
07/31/2027	5.000%	277,000	276,884
10/15/2031	7.750%	922,000	977,723
04/15/2032	6.875%	357,000	375,900
VoltaGrid LLC(b)
11/01/2030	7.375%	526,000	521,230
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	440,000	461,827
03/15/2033	8.625%	838,000	880,772
04/15/2034	7.750%	435,000	441,706
Total			16,444,845
Environmental 0.4%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	103,000	105,952
GFL Environmental, Inc.(b)
01/15/2031	6.750%	436,000	456,913
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	719,000	741,769
Total			1,304,634
Finance Companies 4.6%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	142,000	147,017
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	328,000	334,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GGAM Finance Ltd.(b)
04/15/2029	6.875%	103,000	106,736
03/15/2030	5.875%	1,161,000	1,176,883
goeasy Ltd.(b)
12/01/2028	9.250%	44,000	45,248
07/01/2029	7.625%	606,000	599,490
05/15/2030	6.875%	90,000	85,888
10/01/2030	7.375%	91,000	87,589
02/15/2031	6.875%	51,000	47,627
Navient Corp.
03/15/2029	5.500%	294,000	291,604
03/15/2031	11.500%	414,000	464,198
OneMain Finance Corp.
05/15/2029	6.625%	846,000	876,186
03/15/2030	7.875%	398,000	420,904
09/15/2030	4.000%	552,000	517,207
05/15/2031	7.500%	475,000	499,698
11/15/2031	7.125%	204,000	213,028
09/15/2032	7.125%	276,000	287,159
03/15/2033	6.500%	791,000	797,402
09/15/2033	6.750%	594,000	602,783
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	1,325,000	1,396,853
Rocket Cos, Inc.(b)
08/01/2030	6.125%	281,000	290,574
08/01/2033	6.375%	358,000	373,924
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	559,000	530,160
10/15/2033	4.000%	1,164,000	1,081,412
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	61,044
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	280,000	280,657
04/15/2029	5.500%	182,000	180,698
UWM Holdings LLC(b)
02/01/2030	6.625%	699,000	707,179
03/15/2031	6.250%	878,000	876,550
Total			13,380,555
Food and Beverage 1.8%
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	832,953	892,034
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	504,000	512,516
Performance Food Group, Inc.(b)
09/15/2032	6.125%	286,000	295,209
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(b)
09/15/2031	4.500%	310,000	293,866
02/15/2032	6.250%	547,000	562,472
10/15/2034	6.250%	321,000	322,994
03/15/2036	6.500%	200,000	200,310
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	700,000	703,817
04/30/2029	4.375%	498,000	484,844
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	604,000	582,367
US Foods, Inc.(b)
09/15/2028	6.875%	336,000	346,716
Total			5,197,145
Gaming 3.0%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	305,000	292,767
02/15/2030	7.000%	266,000	275,466
02/15/2032	6.500%	1,254,000	1,284,776
10/15/2032	6.000%	763,000	742,468
Churchill Downs, Inc.(b)
05/01/2031	6.750%	540,000	560,073
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	216,000	226,011
10/01/2033	6.250%	594,000	601,119
MGM Resorts International
09/15/2029	6.125%	396,000	407,047
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	296,000	291,371
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	1,090,000	1,009,560
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	874,000	894,826
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	428,000	436,534
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	1,403,000	1,246,596
Voyager Parent LLC(b)
07/01/2032	9.250%	536,000	568,521
Total			8,837,135
Health Care 5.6%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	138,000	137,054
04/15/2029	5.000%	944,000	908,192
03/15/2033	7.375%	468,000	472,804
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(b)
07/15/2028	4.625%	429,000	426,573
11/01/2029	3.875%	914,000	874,622
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	531,000	553,342
Charles River Laboratories International, Inc.(b)
05/01/2028	4.250%	249,000	246,813
03/15/2029	3.750%	249,000	240,618
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	469,000	417,534
05/15/2030	5.250%	808,000	758,211
01/15/2032	10.875%	431,000	471,020
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	434,000	454,715
DaVita, Inc.(b)
06/01/2030	4.625%	360,000	350,319
07/15/2033	6.750%	415,000	430,580
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	50,000	49,605
IQVIA, Inc.(b)
05/15/2030	6.500%	270,000	280,412
06/01/2032	6.250%	665,000	695,365
LifePoint Health, Inc.(b)
10/15/2030	11.000%	199,000	218,205
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	544,000	563,214
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	1,152,000	1,158,415
Select Medical Corp.(b)
12/01/2032	6.250%	151,000	147,570
Star Parent, Inc.(b)
10/01/2030	9.000%	1,093,000	1,168,145
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	1,137,000	1,151,902
Tenet Healthcare Corp.
11/01/2027	5.125%	1,798,000	1,797,915
10/01/2028	6.125%	293,000	294,191
06/15/2030	6.125%	446,000	456,732
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	1,285,000	1,303,307
11/15/2033	6.000%	456,000	469,521
Total			16,496,896
Independent Energy 3.9%
Civitas Resources, Inc.(b)
07/01/2028	8.375%	280,000	288,769
07/01/2031	8.750%	1,139,000	1,182,327
06/15/2033	9.625%	1,006,000	1,084,470
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(b)
01/15/2029	6.000%	342,000	344,687
03/01/2032	7.250%	394,000	411,739
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,394,000	1,400,510
Comstock Resources, Inc.(b)
03/01/2029	6.750%	290,000	289,998
01/15/2030	5.875%	119,000	115,803
Hilcorp Energy I LP/Finance Co.(b)
11/01/2028	6.250%	1,728,000	1,741,554
11/01/2033	8.375%	399,000	406,904
02/15/2035	7.250%	966,000	918,093
Matador Resources Co.(b)
04/15/2028	6.875%	333,000	340,099
04/15/2032	6.500%	480,000	486,073
04/15/2033	6.250%	345,000	344,923
Permian Resources Operating LLC(b)
01/15/2032	7.000%	757,000	788,479
02/01/2033	6.250%	349,000	358,107
SM Energy Co.
07/15/2028	6.500%	273,000	275,862
SM Energy Co.(b)
08/01/2029	6.750%	342,000	344,546
08/01/2032	7.000%	429,000	422,113
Total			11,545,056
Leisure 3.6%
Boyne USA, Inc.(b)
05/15/2029	4.750%	436,000	429,975
Carnival Corp.(b)
03/15/2030	5.750%	649,000	668,076
08/01/2032	5.750%	1,119,000	1,149,661
02/15/2033	6.125%	631,000	651,397
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	585,000	582,304
10/01/2028	6.500%	295,000	289,104
Cinemark USA, Inc.(b)
07/15/2028	5.250%	372,000	371,964
NCL Corp., Ltd.(b)
01/15/2031	5.875%	783,000	780,301
02/01/2032	6.750%	628,000	643,250
09/15/2033	6.250%	633,000	632,849
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	1,414,000	1,358,102
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	753,000	759,734
Vail Resorts, Inc.(b)
05/15/2032	6.500%	404,000	419,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(b)
07/15/2031	9.125%	910,000	973,913
10/15/2033	5.875%	1,004,000	1,020,859
Total			10,731,001
Lodging 1.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2031	4.000%	305,000	291,910
03/15/2033	5.875%	294,000	302,462
09/15/2033	5.750%	303,000	310,062
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	370,000	345,494
01/15/2032	6.625%	960,000	984,647
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	1,039,000	997,875
Total			3,232,450
Media and Entertainment 3.4%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	720,000	720,291
06/01/2029	7.500%	640,000	635,775
04/01/2030	7.875%	635,000	669,707
02/15/2031	7.125%	518,000	542,148
03/15/2033	7.500%	527,000	558,227
Gray Media, Inc.(b)
07/15/2032	9.625%	282,000	292,703
08/15/2033	7.250%	365,000	373,161
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	157,700	151,909
08/15/2030	7.750%	172,520	150,761
Mav Acquisition Corp.(b)
08/01/2029	8.000%	680,000	687,246
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	461,000	485,946
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	147,000	143,460
Roblox Corp.(b)
05/01/2030	3.875%	301,000	287,648
Snap, Inc.(b)
03/01/2033	6.875%	902,000	935,656
03/15/2034	6.875%	751,000	773,703
Univision Communications, Inc.(b)
08/15/2028	8.000%	549,000	568,445
06/30/2030	7.375%	478,000	485,508
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	435,000	381,885
03/15/2042	5.050%	1,246,000	880,058
03/15/2052	5.141%	225,000	148,695
Total			9,872,932
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 2.6%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	274,000	290,870
Carpenter Technology Corp.(b)
03/01/2034	5.625%	432,000	439,136
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	225,000	232,900
03/15/2032	7.000%	84,000	86,094
05/01/2033	7.375%	91,000	94,606
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	271,000	283,579
Constellium SE(b)
04/15/2029	3.750%	906,000	874,749
08/15/2032	6.375%	356,000	367,184
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	696,000	705,359
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	1,085,000	1,048,614
03/01/2034	5.875%	1,024,000	1,028,099
Novelis Corp.(b)
01/30/2030	4.750%	1,043,000	1,008,090
08/15/2031	3.875%	412,000	374,733
08/15/2033	6.375%	445,000	451,431
Novelis, Inc.(b)
01/30/2030	6.875%	219,000	227,289
Total			7,512,733
Midstream 5.5%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	629,000	670,239
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	453,000	469,785
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,413,000	1,368,489
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,281,000	1,339,012
06/30/2033	7.375%	987,000	1,007,337
Hess Midstream Operations LP(b)
03/01/2028	5.875%	201,000	204,757
10/15/2030	5.500%	163,000	164,761
ITT Holdings LLC(b)
08/01/2029	6.500%	91,000	87,277
NuStar Logistics LP
04/28/2027	5.625%	124,000	125,312
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	223,000	235,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(b),(d),(e)
	7.875%	870,000	892,188
Sunoco LP(b)
05/01/2029	7.000%	543,000	566,173
05/01/2032	7.250%	417,000	440,469
07/01/2033	6.250%	837,000	857,245
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	977,000	986,776
Venture Global Calcasieu Pass LLC(b)
08/15/2031	4.125%	568,000	516,801
11/01/2033	3.875%	135,000	115,879
Venture Global LNG, Inc.(b),(d),(e)
	9.000%	1,336,000	1,055,675
Venture Global LNG, Inc.(b)
02/01/2029	9.500%	344,000	356,981
01/15/2030	7.000%	393,000	377,999
06/01/2031	8.375%	395,000	392,878
02/01/2032	9.875%	369,000	381,147
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	210,000	213,808
01/15/2034	6.500%	777,000	795,423
06/15/2034	6.500%	278,000	284,197
05/01/2035	7.750%	650,000	711,687
01/15/2036	6.750%	1,490,000	1,525,056
Total			16,142,674
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	348,000	358,456
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	266,000	276,331
10/01/2033	6.500%	419,000	427,698
10/01/2035	6.750%	246,000	252,904
Nabors Industries, Inc.(b)
01/31/2030	9.125%	526,000	552,942
08/15/2031	8.875%	468,000	454,077
11/15/2032	7.625%	305,000	299,723
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	621,846	637,172
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	1,440,953	1,471,840
Transocean, Inc.(b)
05/15/2031	8.500%	540,000	534,398
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	684,000	708,360
Total			5,973,901
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	227,000	208,623
Other Industry 0.2%
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	290,000	288,897
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	253,000	260,919
04/15/2030	6.625%	160,000	165,476
Total			715,292
Other REIT 1.0%
Ladder Capital Finance Holdings LLLP/Corp.(b)
07/15/2031	7.000%	368,000	390,187
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	570,000	570,229
05/15/2029	4.875%	501,000	488,859
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	167,000	172,078
04/01/2032	6.500%	428,000	444,037
06/15/2033	6.500%	306,000	317,507
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	346,000	343,255
Service Properties Trust
06/15/2029	8.375%	306,000	308,001
Total			3,034,153
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,390,000	1,308,398
01/30/2031	6.250%	296,000	302,670
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	668,000	679,247
04/15/2032	6.750%	276,000	284,136
Total			2,574,451
Pharmaceuticals 1.6%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,265,000	1,317,533
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	110,000	108,960
06/01/2028	4.875%	596,000	533,628
09/30/2028	11.000%	151,000	156,610
02/15/2029	6.250%	169,000	134,262
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,539,000	1,520,044
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(b)
01/15/2029	4.375%	363,000	358,122
Organon Finance 1 LLC(b)
04/30/2028	4.125%	331,000	322,459
04/30/2031	5.125%	136,000	112,703
Total			4,564,321
Property & Casualty 4.0%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	142,000	147,320
08/01/2029	6.000%	683,000	675,719
07/01/2032	6.750%	280,000	287,967
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	563,000	564,006
04/15/2028	6.750%	611,000	622,201
10/01/2031	6.500%	319,000	329,181
10/01/2032	7.375%	1,530,000	1,589,122
AmWINS Group, Inc.(b)
02/15/2029	6.375%	272,000	279,208
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	687,000	720,110
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	1,237,000	1,285,684
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,021,000	1,019,727
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	420,000	433,077
HUB International Ltd.(b)
01/31/2032	7.375%	545,000	571,915
HUB International, Ltd.(b)
06/15/2030	7.250%	2,112,000	2,214,812
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	661,000	685,146
Ryan Specialty LLC(b)
08/01/2032	5.875%	287,000	293,463
Total			11,718,658
Railroads 0.8%
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	854,000	881,776
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	1,310,000	1,371,585
Total			2,253,361
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(b)
09/15/2029	5.625%	462,000	471,339
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%	130,000	126,300
01/15/2030	6.750%	1,215,000	1,154,036
Yum! Brands, Inc.
04/01/2032	5.375%	435,000	440,975
Total			2,192,650
Retailers 1.7%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	250,000	251,689
08/01/2033	7.375%	595,000	598,819
Asbury Automotive Group, Inc.(b)
02/15/2032	5.000%	201,000	195,371
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	1,002,000	1,101,527
Belron UK Finance PLC(b)
10/15/2029	5.750%	283,000	288,945
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	440,000	431,568
01/15/2030	6.375%	178,000	183,058
L Brands, Inc.
06/15/2029	7.500%	145,000	148,181
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	299,000	293,047
08/01/2031	8.250%	397,000	419,876
Lithia Motors, Inc.(b)
01/15/2031	4.375%	325,000	312,233
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	710,000	656,199
Total			4,880,513
Technology 10.7%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	974,000	1,026,837
APLD ComputeCo LLC(b)
12/15/2030	9.250%	1,545,000	1,515,377
Block, Inc.(b)
08/15/2030	5.625%	416,000	424,309
08/15/2033	6.000%	326,000	334,544
Block, Inc.
05/15/2032	6.500%	868,000	902,544
CACI International, Inc.(b)
06/15/2033	6.375%	568,000	587,881
Camelot Finance SA(b)
11/01/2026	4.500%	35,000	34,737
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	171,000	148,542
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	174,000	147,716
Cipher Compute LLC(b)
11/15/2030	7.125%	725,000	739,520
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	1,223,000	1,156,250
Cloud Software Group, Inc,(b)
08/15/2033	6.625%	142,000	140,744
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,899,000	1,977,726
06/30/2032	8.250%	461,000	482,534
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	2,084,000	1,818,835
Ellucian Holdings, Inc.(b)
12/01/2029	6.500%	262,000	267,718
Entegris Escrow Corp.(b)
04/15/2029	4.750%	519,000	520,442
06/15/2030	5.950%	787,000	802,536
Fair Isaac Corp.(b)
05/15/2033	6.000%	466,000	477,801
Flash Compute LLC(b)
12/31/2030	7.250%	403,000	399,451
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,038,000	1,103,284
HealthEquity, Inc.(b)
10/01/2029	4.500%	823,000	807,006
ION Platform Finance US Inc./SARL(b)
05/01/2028	4.625%	765,000	708,734
05/15/2028	5.750%	389,000	369,010
05/01/2029	8.750%	1,028,000	1,043,100
05/30/2029	9.500%	876,000	887,602
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	841,000	798,658
Iron Mountain, Inc.(b)
09/15/2027	4.875%	427,000	426,435
01/15/2033	6.250%	295,000	297,575
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,133,000	1,133,380
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	952,000	1,034,051
NCR Corp.(b)
10/01/2028	5.000%	746,000	740,511
04/15/2029	5.125%	513,000	509,458
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	1,007,000	1,009,586
05/15/2031	10.375%	335,000	343,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,401,000	1,419,180
Science Applications International Corp.(b)
11/01/2033	5.875%	705,000	714,777
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	311,000	330,146
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	754,000	778,751
Synaptics, Inc.(b)
06/15/2029	4.000%	605,000	585,806
UKG, Inc.(b)
02/01/2031	6.875%	535,000	551,003
WEX, Inc.(b)
03/15/2033	6.500%	567,000	581,012
WULF Compute LLC(b)
10/15/2030	7.750%	349,000	359,502
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	1,197,000	1,131,609
Total			31,569,550
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	664,000	682,617
06/15/2032	8.375%	679,000	701,262
Total			1,383,879
Wireless 0.9%
Altice France(b)
03/15/2032	6.500%	1,426,995	1,368,511
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	284,000	259,139
07/15/2031	4.750%	982,000	907,402
Total			2,535,052
Wirelines 1.5%
Fibercop SpA(b)
07/18/2036	7.200%	91,000	91,023
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	257,000	268,415
03/15/2031	8.625%	508,000	535,131
Iliad Holding SAS(b)
10/15/2028	7.000%	908,000	921,435
Iliad Holding SASU(b)
04/15/2031	8.500%	264,000	284,435
04/15/2032	7.000%	385,000	396,953
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	440,000	451,300
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Optics Bidco SpA(b)
06/04/2038	7.721%	314,000	316,468
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	695,000	729,456
Windstream Services LLC(b)
10/15/2033	7.500%	367,000	376,133
Total			4,370,749
Total Corporate Bonds & Notes (Cost $269,092,713)			273,460,495

Exchange-Traded Fixed Income Funds 1.6%
	Shares	Value ($)
High Yield 1.6%
Columbia Short Duration High Yield ETF(f)	50,000	1,013,250
Columbia US High Yield ETF(f)	180,000	3,649,176
Total		4,662,426
Total Exchange-Traded Fixed Income Funds (Cost $4,632,801)		4,662,426

Foreign Government Obligations(g) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(b)
11/15/2028	8.500%	272,000	284,638
02/15/2030	9.000%	465,000	496,569
12/01/2031	7.000%	266,000	283,411
Total			1,064,618
Total Foreign Government Obligations (Cost $1,015,694)			1,064,618

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(h),(i),(j)	949	15,338
Total Communication Services		15,338
Total Rights (Cost $55)		15,338
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(k),(l)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	300,490	301,806
Building Materials 0.2%
CP Atlas Buyer, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.966%	506,070	488,357
Chemicals 0.3%
Ineos Quattro Holdings UK Ltd.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.066%	303,456	212,419
Ineos US Finance LLC(k),(l)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	6.966%	888,247	716,149
Total			928,568
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.066%	569,010	569,795
Property & Casualty 0.1%
CRC Insurance Group LLC(k),(l)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 03/08/2032	8.422%	270,490	273,420
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.5%
Ascend Learning LLC(k),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.716%	743,553	745,278
DCert Buyer, Inc.(k),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.716%	52,667	47,170
Ellucian Holdings, Inc.(k),(l)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/14/2032	8.466%	639,000	643,192
Total			1,435,640
Total Senior Loans (Cost $4,209,360)			3,997,586

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(f),(m)	4,431,037	4,429,708
Total Money Market Funds (Cost $4,429,817)		4,429,708
Total Investments in Securities (Cost: $284,818,610)		289,401,920
Other Assets & Liabilities, Net		4,519,156
Net Assets		293,921,076
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $254,298,155, which represents 86.52% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(e)	Perpetual security with no specified maturity date.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	1,013,250	—	—	1,013,250	572	—	24,082	50,000
Columbia Short-Term Cash Fund, 3.825%
	7,427,587	71,875,911	(74,873,618)	(172)	4,429,708	—	(526)	177,813	4,431,037
Columbia US High Yield ETF
	—	3,619,551	—	29,625	3,649,176	—	—	126,912	180,000
Total	7,427,587			29,453	9,092,134	572	(526)	328,807

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $15,338, which represents 0.01% of total net assets.

(i)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $15,338, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	949	55	15,338

(j)	Valuation based on significant unobservable inputs.
(k)
The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(m)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	—	330,590	—	330,590
Total Common Stocks	—	330,590	—	330,590
Convertible Bonds	—	1,441,159	—	1,441,159
Corporate Bonds & Notes	—	273,460,495	—	273,460,495
Exchange-Traded Fixed Income Funds	4,662,426	—	—	4,662,426
Foreign Government Obligations	—	1,064,618	—	1,064,618
Rights
Communication Services	—	—	15,338	15,338
Total Rights	—	—	15,338	15,338
Senior Loans	—	3,997,586	—	3,997,586
Money Market Funds	4,429,708	—	—	4,429,708
Total Investments in Securities	9,092,134	280,294,448	15,338	289,401,920
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
15

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $275,755,992)	$280,309,786
Affiliated issuers (cost $9,062,618)	9,092,134
Cash	70,538
Receivable for:
Capital shares sold	6,011
Dividends	16,862
Interest	4,779,436
Foreign tax reclaims	10,509
Expense reimbursement due from Investment Manager	1,008
Prepaid expenses	3,368
Total assets	294,289,652
Liabilities
Payable for:
Capital shares redeemed	162,039
Management services fees	5,300
Distribution and/or service fees	1,334
Service fees	30,120
Compensation of chief compliance officer	47
Accounting services fees	22,110
Compensation of board members	560
Other expenses	13,001
Deferred compensation of board members	134,065
Total liabilities	368,576
Net assets applicable to outstanding capital stock	$293,921,076
Represented by
Paid in capital	292,483,509
Total distributable earnings (loss)	1,437,567
Total - representing net assets applicable to outstanding capital stock	$293,921,076
Class 1
Net assets	$8,784,075
Shares outstanding	1,394,902
Net asset value per share	$6.30
Class 2
Net assets	$104,190,691
Shares outstanding	16,775,831
Net asset value per share	$6.21
Class 3
Net assets	$180,946,310
Shares outstanding	28,845,360
Net asset value per share	$6.27
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$328,807
Interest	19,366,503
Foreign taxes withheld	(3,752)
Total income	19,691,558
Expenses:
Management services fees	1,879,904
Distribution and/or service fees
Class 2	240,863
Class 3	227,628
Service fees	215,177
Custodian fees	8,744
Printing and postage fees	20,939
Accounting services fees	43,244
Legal fees	22,151
Compensation of chief compliance officer	46
Compensation of board members	13,995
Deferred compensation of board members	20,882
Other	14,194
Total expenses	2,707,767
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(411,131)
Total net expenses	2,296,636
Net investment income	17,394,922
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(593,109)
Investments — affiliated issuers	(526)
Capital gain distributions from underlying affiliated funds	572
Net realized loss	(593,063)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,678,805
Investments — affiliated issuers	29,453
Net change in unrealized appreciation (depreciation)	6,708,258
Net realized and unrealized gain	6,115,195
Net increase in net assets resulting from operations	$23,510,117
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
17

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$17,394,922	$16,849,783
Net realized loss	(593,063)	(3,093,678)
Net change in unrealized appreciation (depreciation)	6,708,258	4,933,147
Net increase in net assets resulting from operations	23,510,117	18,689,252
Distributions to shareholders
Net investment income and net realized gains
Class 1	(442,799)	(286,473)
Class 2	(5,673,253)	(4,945,873)
Class 3	(10,809,703)	(10,787,932)
Total distributions to shareholders	(16,925,755)	(16,020,278)
Increase (decrease) in net assets from capital stock activity	7,083,063	(1,874,876)
Total increase in net assets	13,667,425	794,098
Net assets at beginning of year	280,253,651	279,459,553
Net assets at end of year	$293,921,076	$280,253,651

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	384,936	2,405,744	343,837	2,117,431
Distributions reinvested	72,590	442,799	47,825	286,473
Shares redeemed	(27,458)	(171,778)	(43,815)	(269,505)
Net increase	430,068	2,676,765	347,847	2,134,399
Class 2
Shares sold	2,598,290	16,009,346	1,947,007	11,846,032
Distributions reinvested	942,401	5,673,253	835,451	4,945,873
Shares redeemed	(1,582,821)	(9,773,478)	(1,947,639)	(11,806,826)
Net increase	1,957,870	11,909,121	834,819	4,985,079
Class 3
Shares sold	240,528	1,501,562	381,835	2,334,200
Distributions reinvested	1,777,911	10,809,703	1,807,024	10,787,932
Shares redeemed	(3,181,587)	(19,814,088)	(3,608,242)	(22,116,486)
Net decrease	(1,163,148)	(7,502,823)	(1,419,383)	(8,994,354)
Total net increase (decrease)	1,224,790	7,083,063	(236,717)	(1,874,876)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$6.16	0.39	0.14	0.53	(0.39)	—	(0.39)
Year Ended 12/31/2024	$6.11	0.38	0.04	0.42	(0.37)	—	(0.37)
Year Ended 12/31/2023	$5.76	0.35	0.33	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$6.85	0.31	(1.03)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	—	(0.36)
Class 2
Year Ended 12/31/2025	$6.08	0.37	0.13	0.50	(0.37)	—	(0.37)
Year Ended 12/31/2024	$6.03	0.36	0.05	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.69	0.33	0.33	0.66	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.77	0.29	(1.01)	(0.72)	(0.32)	(0.04)	(0.36)
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	—	(0.34)
Class 3
Year Ended 12/31/2025	$6.14	0.38	0.13	0.51	(0.38)	—	(0.38)
Year Ended 12/31/2024	$6.09	0.37	0.04	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.74	0.34	0.33	0.67	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.83	0.30	(1.02)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$6.30	8.81%	0.79%	0.64%	6.27%	48%	$8,784
Year Ended 12/31/2024	$6.16	7.04%	0.79%	0.64%	6.17%	39%	$5,943
Year Ended 12/31/2023	$6.11	12.19%	0.78%	0.65%	5.98%	31%	$3,768
Year Ended 12/31/2022	$5.76	(10.54% )	0.78%	0.66%	5.21%	40%	$2,314
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Class 2
Year Ended 12/31/2025	$6.21	8.49%	1.03%	0.89%	6.01%	48%	$104,191
Year Ended 12/31/2024	$6.08	6.88%	1.04%	0.89%	5.91%	39%	$90,109
Year Ended 12/31/2023	$6.03	11.87%	1.03%	0.90%	5.73%	31%	$84,374
Year Ended 12/31/2022	$5.69	(10.78% )	1.02%	0.91%	4.87%	40%	$71,928
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Class 3
Year Ended 12/31/2025	$6.27	8.54%	0.91%	0.76%	6.13%	48%	$180,946
Year Ended 12/31/2024	$6.14	6.95%	0.91%	0.76%	6.04%	39%	$184,201
Year Ended 12/31/2023	$6.09	12.08%	0.91%	0.77%	5.82%	31%	$191,318
Year Ended 12/31/2022	$5.74	(10.70% )	0.90%	0.79%	4.99%	40%	$191,313
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
21

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
22
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
24
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.65% of the Fund’s average daily net assets.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
26
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.64	0.64	0.64
Class 2	0.89	0.89	0.89
Class 3	0.765	0.765	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
80,163	(80,163)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
16,925,755	—	16,925,755	16,020,278	—	16,020,278
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
17,309,329	—	(19,999,956)	4,262,260
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
285,139,660	7,771,389	(3,509,129)	4,262,260
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(2,908,530)	(17,091,426)	(19,999,956)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $142,449,970 and $133,149,385, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 88.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – High Yield Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025
31

Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7010_12_E01_(02/26)

Columbia Variable Portfolio – Dividend Opportunity Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.2%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	603,000	14,978,519
Verizon Communications, Inc.	293,100	11,937,963
Total		26,916,482
Media 1.0%
Comcast Corp., Class A	319,800	9,558,822
Total Communication Services		36,475,304
Consumer Discretionary 7.6%
Automobiles 0.9%
Ford Motor Co.	635,700	8,340,384
Distributors 1.2%
Genuine Parts Co.	90,500	11,127,880
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	51,700	9,513,834
Starbucks Corp.	85,700	7,216,797
Total		16,730,631
Specialty Retail 3.7%
Best Buy Co., Inc.	130,600	8,741,058
Gap, Inc. (The)	446,100	11,420,160
Home Depot, Inc. (The)	43,900	15,105,990
Total		35,267,208
Total Consumer Discretionary		71,466,103
Consumer Staples 9.7%
Beverages 3.0%
Coca-Cola Co. (The)	169,200	11,828,772
PepsiCo, Inc.	111,100	15,945,072
Total		27,773,844
Consumer Staples Distribution & Retail 0.5%
Target Corp.	51,000	4,985,250
Food Products 1.7%
Bunge Global SA	107,200	9,549,376
ConAgra Foods, Inc.	373,000	6,456,630
Total		16,006,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Procter & Gamble Co. (The)	87,000	12,467,970
Tobacco 3.2%
Altria Group, Inc.	158,200	9,121,812
Philip Morris International, Inc.	126,700	20,322,680
Total		29,444,492
Total Consumer Staples		90,677,562
Energy 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	120,200	18,319,682
Coterra Energy, Inc.	171,300	4,508,616
Exxon Mobil Corp.	270,600	32,564,004
Kinder Morgan, Inc.	361,000	9,923,890
Valero Energy Corp.	58,800	9,572,052
Total		74,888,244
Total Energy		74,888,244
Financials 20.3%
Banks 11.3%
Bank of America Corp.	344,200	18,931,000
Citigroup, Inc.	159,200	18,577,048
JPMorgan Chase & Co.	102,100	32,898,662
Truist Financial Corp.	162,000	7,972,020
U.S. Bancorp	242,400	12,934,464
Wells Fargo & Co.	153,300	14,287,560
Total		105,600,754
Capital Markets 5.7%
Blackstone, Inc.	44,000	6,782,160
CME Group, Inc.	39,800	10,868,584
Goldman Sachs Group, Inc. (The)	30,800	27,073,200
Invesco Ltd.	337,100	8,855,617
Total		53,579,561
Insurance 2.1%
American Financial Group, Inc.	72,600	9,922,968
MetLife, Inc.	122,100	9,638,574
Total		19,561,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Starwood Property Trust, Inc.	642,300	11,567,823
Total Financials		190,309,680
Health Care 13.2%
Biotechnology 3.3%
AbbVie, Inc.	104,400	23,854,356
Amgen, Inc.	21,800	7,135,358
Total		30,989,714
Health Care Equipment & Supplies 1.3%
Medtronic PLC	130,300	12,516,618
Health Care Providers & Services 2.4%
CVS Health Corp.	159,800	12,681,728
UnitedHealth Group, Inc.	29,100	9,606,201
Total		22,287,929
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	132,700	7,157,838
Johnson & Johnson	124,300	25,723,885
Merck & Co., Inc.	167,200	17,599,472
Pfizer, Inc.	294,700	7,338,030
Total		57,819,225
Total Health Care		123,613,486
Industrials 8.8%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	25,000	12,091,750
RTX Corp.	70,300	12,893,020
Total		24,984,770
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	49,400	4,899,986
Building Products 0.5%
Johnson Controls International PLC	39,500	4,730,125
Ground Transportation 0.9%
Union Pacific Corp.	36,000	8,327,520
Industrial Conglomerates 1.3%
3M Co.	74,400	11,911,440
Machinery 2.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	79,800	8,738,898
Stanley Black & Decker, Inc.	154,900	11,505,972
Total		20,244,870
Passenger Airlines 0.8%
Southwest Airlines Co.	186,400	7,703,912
Total Industrials		82,802,623
Information Technology 11.1%
Communications Equipment 2.6%
Cisco Systems, Inc.	321,200	24,742,036
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	147,000	12,871,320
IT Services 2.6%
International Business Machines Corp.	83,300	24,674,293
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	23,800	8,237,180
Microchip Technology, Inc.	63,300	4,033,476
Skyworks Solutions, Inc.	101,800	6,455,138
Texas Instruments, Inc.	55,500	9,628,695
Total		28,354,489
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	283,600	6,812,072
Seagate Technology Holdings PLC	24,500	6,747,055
Total		13,559,127
Total Information Technology		104,201,265
Materials 2.3%
Chemicals 1.4%
LyondellBasell Industries NV, Class A	97,700	4,230,410
Nutrien Ltd.	139,900	8,634,628
Total		12,865,038
Containers & Packaging 0.9%
International Paper Co.	205,800	8,106,462
Total Materials		20,971,500
Real Estate 3.8%
Health Care REITs 0.3%
Welltower, Inc.	17,100	3,173,931
Office REITs 0.5%
BXP, Inc.	65,200	4,399,696
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.7%
UDR, Inc.	170,900	6,268,612
Retail REITs 1.3%
Simon Property Group, Inc.	64,100	11,865,551
Specialized REITs 1.0%
Digital Realty Trust, Inc.	63,300	9,793,143
Total Real Estate		35,500,933
Utilities 4.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	48,300	5,569,473
NextEra Energy, Inc.	48,800	3,917,664
Southern Co. (The)	52,000	4,534,400
Xcel Energy, Inc.	120,600	8,907,516
Total		22,929,053
Gas Utilities 1.1%
UGI Corp.	276,900	10,364,367
Multi-Utilities 0.9%
DTE Energy Co.	50,500	6,513,490
Public Service Enterprise Group, Inc.	28,300	2,272,490
Total		8,785,980
Total Utilities		42,079,400
Total Common Stocks (Cost $656,210,477)		872,986,100

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(a)
07/15/2029	3.125%	4,500,000	6,795,000
Total Convertible Bonds (Cost $4,500,000)			6,795,000

Convertible Preferred Stocks 4.7%
Issuer		Shares	Value ($)
Financials 1.0%
Capital Markets 0.5%
Ares Management Corp.	6.750%	99,600	5,010,876
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	64,000	4,820,480
Total Financials			9,831,356
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	59,950	4,163,528
Total Industrials			4,163,528
Information Technology 1.3%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	87,000	5,072,100
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.	7.625%	106,110	7,013,285
Total Information Technology			12,085,385
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	110,200	6,485,270
Total Materials			6,485,270
Utilities 1.3%
Electric Utilities 1.3%
Nextera Energy, Inc.	7.234%	102,000	4,952,100
Southern Co. (The)	7.125%	136,198	6,763,028
Total			11,715,128
Total Utilities			11,715,128
Total Convertible Preferred Stocks (Cost $37,853,269)			44,280,667

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	11,949,941	11,946,356
Total Money Market Funds (Cost $11,946,354)		11,946,356
Total Investments in Securities (Cost: $710,510,100)		936,008,123
Other Assets & Liabilities, Net		932,237
Net Assets		936,940,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $6,795,000, which represents 0.73% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	16,280,383	95,889,249	(100,223,208)	(68)	11,946,356	(394)	514,263	11,949,941
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	36,475,304	—	—	36,475,304
Consumer Discretionary	71,466,103	—	—	71,466,103
Consumer Staples	90,677,562	—	—	90,677,562
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	74,888,244	—	—	74,888,244
Financials	190,309,680	—	—	190,309,680
Health Care	123,613,486	—	—	123,613,486
Industrials	82,802,623	—	—	82,802,623
Information Technology	104,201,265	—	—	104,201,265
Materials	20,971,500	—	—	20,971,500
Real Estate	35,500,933	—	—	35,500,933
Utilities	42,079,400	—	—	42,079,400
Total Common Stocks	872,986,100	—	—	872,986,100
Convertible Bonds	—	6,795,000	—	6,795,000
Convertible Preferred Stocks
Financials	—	9,831,356	—	9,831,356
Industrials	—	4,163,528	—	4,163,528
Information Technology	—	12,085,385	—	12,085,385
Materials	—	6,485,270	—	6,485,270
Utilities	—	11,715,128	—	11,715,128
Total Convertible Preferred Stocks	—	44,280,667	—	44,280,667
Money Market Funds	11,946,356	—	—	11,946,356
Total Investments in Securities	884,932,456	51,075,667	—	936,008,123
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $698,563,746)	$924,061,767
Affiliated issuers (cost $11,946,354)	11,946,356
Receivable for:
Capital shares sold	7,715
Dividends	2,173,540
Interest	64,844
Foreign tax reclaims	40,735
Expense reimbursement due from Investment Manager	2,756
Prepaid expenses	5,200
Total assets	938,302,913
Liabilities
Payable for:
Capital shares redeemed	839,138
Management services fees	18,019
Distribution and/or service fees	3,552
Service fees	58,512
Compensation of chief compliance officer	150
Compensation of board members	839
Other expenses	35,595
Deferred compensation of board members	406,748
Total liabilities	1,362,553
Net assets applicable to outstanding capital stock	$936,940,360
Represented by
Trust capital	$936,940,360
Total - representing net assets applicable to outstanding capital stock	$936,940,360
Class 1
Net assets	$61,649,978
Shares outstanding	1,175,196
Net asset value per share	$52.46
Class 2
Net assets	$153,859,467
Shares outstanding	3,051,821
Net asset value per share	$50.42
Class 3
Net assets	$721,430,915
Shares outstanding	14,029,361
Net asset value per share	$51.42
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$31,614,747
Dividends — affiliated issuers	514,263
Interest	170,200
Foreign taxes withheld	(59,887)
Total income	32,239,323
Expenses:
Management services fees	6,350,739
Distribution and/or service fees
Class 2	357,218
Class 3	888,654
Service fees	598,999
Custodian fees	10,505
Printing and postage fees	32,260
Accounting services fees	32,423
Legal fees	32,475
Compensation of chief compliance officer	144
Compensation of board members	20,586
Deferred compensation of board members	59,570
Other	42,247
Total expenses	8,425,820
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,048,844)
Total net expenses	7,376,976
Net investment income	24,862,347
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	44,615,547
Investments — affiliated issuers	(394)
Net realized gain	44,615,153
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	63,935,989
Investments — affiliated issuers	(68)
Net change in unrealized appreciation (depreciation)	63,935,921
Net realized and unrealized gain	108,551,074
Net increase in net assets resulting from operations	$133,413,421
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$24,862,347	$24,553,515
Net realized gain	44,615,153	42,167,570
Net change in unrealized appreciation (depreciation)	63,935,921	60,404,567
Net increase in net assets resulting from operations	133,413,421	127,125,652
Decrease in net assets from capital stock activity	(92,463,820)	(99,831,905)
Total increase in net assets	40,949,601	27,293,747
Net assets at beginning of year	895,990,759	868,697,012
Net assets at end of year	$936,940,360	$895,990,759

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	119,590	5,731,882	106,921	4,609,943
Shares redeemed	(127,762)	(6,136,344)	(162,876)	(6,995,994)
Net decrease	(8,172)	(404,462)	(55,955)	(2,386,051)
Class 2
Shares sold	267,040	12,306,392	177,633	7,395,003
Shares redeemed	(323,018)	(15,026,138)	(331,380)	(13,644,150)
Net decrease	(55,978)	(2,719,746)	(153,747)	(6,249,147)
Class 3
Shares sold	12,435	577,996	20,336	861,922
Shares redeemed	(1,885,104)	(89,917,608)	(2,179,237)	(92,058,629)
Net decrease	(1,872,669)	(89,339,612)	(2,158,901)	(91,196,707)
Total net decrease	(1,936,819)	(92,463,820)	(2,368,603)	(99,831,905)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$45.29	1.38	5.79	7.17
Year Ended 12/31/2024	$39.24	1.23	4.82	6.05
Year Ended 12/31/2023	$37.34	1.20	0.70	1.90
Year Ended 12/31/2022	$37.76	1.15 (c)	(1.57)	(0.42)
Year Ended 12/31/2021	$29.93	0.97	6.86	7.83
Class 2
Year Ended 12/31/2025	$43.63	1.22	5.57	6.79
Year Ended 12/31/2024	$37.90	1.09	4.64	5.73
Year Ended 12/31/2023	$36.15	1.07	0.68	1.75
Year Ended 12/31/2022	$36.66	1.03 (c)	(1.54)	(0.51)
Year Ended 12/31/2021	$29.12	0.89	6.65	7.54
Class 3
Year Ended 12/31/2025	$44.45	1.30	5.67	6.97
Year Ended 12/31/2024	$38.56	1.16	4.73	5.89
Year Ended 12/31/2023	$36.74	1.13	0.69	1.82
Year Ended 12/31/2022	$37.20	1.09 (c)	(1.55)	(0.46)
Year Ended 12/31/2021	$29.52	0.94	6.74	7.68

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$52.46	15.83%	0.79%	0.67%	2.87%	30%	$61,650
Year Ended 12/31/2024	$45.29	15.42%	0.79%	0.68%	2.86%	33%	$53,591
Year Ended 12/31/2023	$39.24	5.09%	0.79%	0.67%	3.25%	45%	$48,631
Year Ended 12/31/2022	$37.34	(1.11% )	0.78% (d)	0.67% (d)	3.12%	44%	$47,618
Year Ended 12/31/2021	$37.76	26.16%	0.76% (d)	0.71% (d)	2.92%	38%	$51,329
Class 2
Year Ended 12/31/2025	$50.42	15.56%	1.04%	0.92%	2.62%	30%	$153,859
Year Ended 12/31/2024	$43.63	15.12%	1.04%	0.93%	2.60%	33%	$135,597
Year Ended 12/31/2023	$37.90	4.84%	1.04%	0.92%	3.00%	45%	$123,614
Year Ended 12/31/2022	$36.15	(1.39% )	1.03% (d)	0.92% (d)	2.90%	44%	$123,529
Year Ended 12/31/2021	$36.66	25.89%	1.04% (d)	0.94% (d)	2.66%	38%	$102,724
Class 3
Year Ended 12/31/2025	$51.42	15.68%	0.91%	0.80%	2.74%	30%	$721,431
Year Ended 12/31/2024	$44.45	15.28%	0.91%	0.80%	2.73%	33%	$706,804
Year Ended 12/31/2023	$38.56	4.95%	0.91%	0.80%	3.12%	45%	$696,452
Year Ended 12/31/2022	$36.74	(1.24% )	0.90% (d)	0.79% (d)	3.00%	44%	$740,830
Year Ended 12/31/2021	$37.20	26.02%	0.92% (d)	0.82% (d)	2.78%	38%	$803,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
14
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.70% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.67	0.68
Class 2	0.92	0.93
Class 3	0.795	0.805
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $268,313,166 and $330,739,340, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
18
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 94.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Dividend Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Dividend Opportunity Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025
21

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7005_12_E01_(02/26)

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	4.737%	4,972,682	4,969,017
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	7,000,000	7,001,036
Lendbuzz Securitization Trust(a)
Series 2024-2A Class A2
05/15/2029	5.990%	6,327,019	6,368,823
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,313,215	1,354,783
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	3,953,519	3,971,343
Series 2024-11 Class B
07/15/2032	5.637%	1,998,422	2,013,340
Series 2025-1 Class A2
07/15/2032	5.156%	4,393,664	4,429,702
Series 2025-7 Class C
05/15/2033	5.037%	5,075,000	5,076,396
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	1,012,731	1,022,533
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,340,551	1,354,670
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	3,250,000	3,260,674
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.896%	5,000,000	5,007,400
Total Asset-Backed Securities — Non-Agency (Cost $45,700,497)			45,829,717

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,342,059
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.030%	21,912,255	21,589,544
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,364,709	294,904
Series 2019-118 Class IO
06/16/2061	0.759%	7,679,671	367,563
Series 2019-131 Class IO
07/16/2061	0.803%	12,263,737	695,798
Series 2019-134 Class IO
08/16/2061	0.643%	8,082,833	336,365
Series 2019-139 Class IO
11/16/2061	0.671%	8,750,984	368,073
Series 2020-19 Class IO
12/16/2061	0.719%	8,449,906	380,294
Series 2020-3 Class IO
02/16/2062	0.616%	9,355,614	340,568
Total Commercial Mortgage-Backed Securities - Agency (Cost $34,659,552)			28,715,168

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.600%	3,900,000	3,914,659
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.074%	7,800,000	7,792,696
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,163,429
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,700,000	1,344,733
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	1,000,000	25,032
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	40,216
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,635,461	8,460,285
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,941,502	4,717,025
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.016%	2,350,000	2,342,985
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.359%	7,000,000	7,023,858
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,304,279)			41,824,918

Residential Mortgage-Backed Securities - Agency 111.9%

Fannie Mae Pool
11/01/2055	5.000%	16,491,145	16,450,205
Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	7,814,164	7,161,591
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.211%	10,333,939	1,286,887
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	1.926%	24,240,681	1,924,710
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.724%	6,402,182	6,385,648
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.824%	16,655,341	17,141,452
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.824%	5,815,706	5,927,606
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.674%	12,138,228	12,264,648
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.724%	14,669,933	14,622,168
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	34,672,550	29,556,762
10/01/2041- 12/01/2052	4.000%	45,801,604	44,134,622
07/01/2042- 12/01/2052	3.500%	48,051,558	45,147,224
11/01/2042- 08/01/2052	3.000%	60,525,533	54,544,188
09/01/2047- 11/01/2054	4.500%	22,230,168	21,886,990
02/01/2051- 03/01/2052	2.500%	34,092,929	29,335,072
06/01/2053	5.000%	7,096,432	7,102,132
09/01/2054- 07/01/2055	6.000%	42,047,154	43,569,586
10/01/2054- 12/01/2054	5.500%	30,743,651	31,525,320
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.624% Cap 11.065% 01/01/2037	6.184%	12,180	12,600
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.660%	47,181	48,916
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.852%	2,530,662	248,033
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.852%	5,305,597	570,536
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.802%	1,788,235	213,129
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.852%	4,080,059	477,791
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.861%	2,629,356	313,917
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.091%	5,410,903	789,784
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.061%	6,808,545	1,009,792
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.872%	1,453,808	153,718
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.902%	599,162	62,116
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,510,854	271,765
CMO Series 267
08/15/2042	4.000%	1,218,070	221,056
CMO Series 4139 Class CI
05/15/2042	3.500%	578,362	34,565
CMO Series 4147 Class CI
01/15/2041	3.500%	74,991	243
CMO Series 4177 Class IY
03/15/2043	4.000%	2,919,269	410,381
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	1.973%	873,501	96,553
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	2.111%	11,979,865	1,752,944
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.902%	16,299,070	1,753,902
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	8,681,858	1,687,780
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	97,174,914	85,005,194
03/01/2027- 08/01/2052	3.500%	51,430,109	48,357,436
05/01/2027- 03/01/2053	3.000%	71,564,316	64,417,507
06/01/2036- 03/01/2052	2.000%	102,002,644	84,474,645
05/01/2039- 02/01/2053	4.500%	20,460,296	20,176,514
11/01/2043- 08/01/2052	4.000%	33,347,299	32,201,843
06/01/2053- 11/01/2054	5.000%	43,897,160	44,119,988
07/01/2054- 08/01/2055	6.000%	34,761,755	35,821,546
CMO Series 2017-72 Class B
09/25/2047	3.000%	1,818,914	1,710,622
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	6.008%	6,200	6,270
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.069%	818	842
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.151% 06/01/2034	6.334%	9,722	9,912
Federal National Mortgage Association(f)
12/01/2050	2.000%	20,569,455	16,771,558
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.334%	477	483
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	943,121	9
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	123,762	1,059
CMO Series 2012-144 Class HI
07/25/2042	3.500%	533,182	39,268
CMO Series 2012-40 Class IP
09/25/2040	4.000%	589,044	14,075
CMO Series 2013-1 Class AI
02/25/2043	3.500%	720,708	100,205
CMO Series 2013-10 Class AI
11/25/2041	3.500%	1,034,021	28,588
CMO Series 2020-55 Class MI
08/25/2050	2.500%	9,302,426	1,546,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	34,037,004	5,798,813
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.631%	2,830,390	348,167
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.161%	1,839,863	225,064
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.861%	2,433,729	262,437
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.011%	6,178,018	753,957
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	2.011%	4,608,891	490,602
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.161%	4,651,574	556,550
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	11,136,468	378,629
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.161%	2,456,428	304,767
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.061%	7,260,060	797,401
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.061%	6,188,220	849,878
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.091%	7,863,057	1,176,968
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	2.161%	6,280,744	710,723
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	5,944,391	1,149,138
CMO Series 2021-54 Class LI
04/25/2049	2.500%	9,182,227	1,265,910
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,496,687	2,103,869
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	10,156,200	981,975
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.952%	10,763,013	1,223,268
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.126%	13,806,770	1,830,323
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.226%	21,089,780	1,204,207
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.676%	42,679,690	3,778,873
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.824%	7,299,352	7,529,462
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.824%	15,168,024	15,688,666
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.824%	6,334,311	6,504,949
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.194%	7,136,809	7,185,711
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.824%	13,015,005	13,365,551
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.324%	11,477,800	11,757,684
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.124%	8,176,336	8,204,673
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.174%	7,358,702	7,522,100
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.474%	11,426,161	11,437,836
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.224%	14,787,213	14,895,644
Government National Mortgage Association
08/20/2040	5.000%	1,326,971	1,361,315
07/20/2041	4.500%	1,743,801	1,755,503
04/20/2051- 05/20/2051	2.500%	17,345,788	14,755,652
08/20/2052	4.000%	7,116,430	6,711,883
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	2,684,808	2,713,194
CMO Series 2024-80 Class DT
05/20/2064	3.000%	5,131,052	4,593,208
CMO Series 2024-80 Class PT
05/20/2064	3.500%	7,943,653	7,360,612
Government National Mortgage Association(f)
04/20/2048	4.500%	3,048,109	3,027,018
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	797,547	106,632
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,144,606	61,048
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,599,825	950,322
CMO Series 2020-138 Class JI
09/20/2050	2.500%	13,789,195	2,004,048
CMO Series 2020-191 Class UC
12/20/2050	4.000%	8,673,775	1,948,023
CMO Series 2021-1 Class IB
01/20/2051	2.500%	9,054,293	1,331,190
CMO Series 2021-1 Class QI
01/20/2051	2.500%	10,668,928	1,554,671
CMO Series 2021-122 Class HI
11/20/2050	2.500%	7,037,191	950,805
CMO Series 2021-142 Class IX
08/20/2051	2.500%	10,085,555	1,384,093
CMO Series 2021-146 Class IK
08/20/2051	3.500%	8,770,818	1,646,635
CMO Series 2021-158 Class VI
09/20/2051	3.000%	7,347,461	1,169,721
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,444,394	847,732
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	10,695,428	1,570,922
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,037,135	878,834
CMO Series 2021-67 Class GI
04/20/2051	3.000%	8,627,202	1,452,365
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,411,444	1,852,591
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.351%	1,618,496	199,029
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.352%	2,462,947	320,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.352%	1,729,090	237,446
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.352%	2,194,561	260,204
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.302%	3,646,663	472,430
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.302%	3,033,530	335,327
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.352%	2,794,900	426,457
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.352%	14,399,458	2,078,905
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.352%	1,489,521	193,051
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.352%	2,119,102	277,879
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.352%	2,884,432	431,941
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.352%	2,371,162	293,676
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.252%	6,150,571	765,758
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.202%	8,296,516	996,734
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.202%	2,817,195	372,400
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.252%	4,834,584	534,214
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	2.201%	6,745,053	970,409
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.252%	12,199,055	1,505,305
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	2.252%	28,250,754	3,466,252
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.352%	5,156,357	645,005
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.402%	6,472,727	891,191
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.452%	11,788,714	1,619,265
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.202%	6,353,228	601,620
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.252%	5,663,315	723,891
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.452%	10,482,470	1,408,953
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.452%	14,212,232	1,884,630
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.452%	10,874,524	1,546,777
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	61,087,174	120,006
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.452%	10,535,916	1,357,608
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	2.052%	11,019,097	1,237,326
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	2.062%	10,506,291	1,067,112
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.132%	10,019,209	927,703
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	2.132%	17,093,588	1,762,154
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	2.202%	11,803,610	1,020,397
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.932%	13,582,275	1,351,430
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.202%	15,270,122	1,890,777
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.202%	17,073,315	1,962,941
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	1.782%	16,651,956	922,988
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.532%	8,746,524	589,366
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.202%	11,028,024	1,281,356
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.232%	12,356,097	1,377,927
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.202%	12,430,506	1,340,573
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.582%	36,068,130	3,557,937
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.432%	7,535,413	600,698
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.232%	16,273,545	1,512,066
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	2.132%	6,740,034	458,318
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.732%	36,907,182	4,324,164
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.582%	39,105,302	2,858,551
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.332%	29,011,435	1,798,404
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.082%	20,985,997	1,896,928
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.132%	25,147,344	2,791,727
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.482%	16,833,142	874,268
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.332%	8,373,225	1,230,448
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.482%	9,180,741	590,228
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.082%	23,503,065	2,469,011
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	6.301%	1,084,815	1,106,384
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.221%	5,905,984	6,066,104
Government National Mortgage Association TBA(g)
01/22/2056	3.000%	17,000,000	15,272,773
01/22/2056	4.000%	40,000,000	37,779,688
01/22/2056	4.500%	75,000,000	73,042,969
Uniform Mortgage-Backed Security TBA(g)
01/14/2056	3.500%	80,000,000	73,953,125
01/14/2056	4.000%	75,500,000	71,606,054
01/14/2056	4.500%	33,500,000	32,700,763
01/14/2056	5.000%	87,000,000	86,755,312
01/14/2056	5.500%	48,000,000	48,671,164
01/14/2056	6.000%	22,000,000	22,588,004
Total Residential Mortgage-Backed Securities - Agency (Cost $1,609,327,191)			1,563,346,106

Residential Mortgage-Backed Securities - Non-Agency 7.5%

Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-1 Class A1
01/25/2070	5.690%	6,166,401	6,230,000
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,627,071
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,553,622	2,475,454
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,683,917	2,674,790
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,618,247	1,627,067
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.483%	315,194	314,284
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,301,642	1,284,054
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	8,295,195	8,370,254
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	671,436	614,574
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	4,588,565	4,641,147
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,170,078
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,644,495	1,660,634
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	3,222,980	3,204,792
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	3,653,662	3,539,679
GCAT Trust(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	456,324	441,401
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,361,116	2,271,414
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	9,332,613	8,314,808
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,995,695	2,997,934
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,535,048
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	4,666,937	4,663,668
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.031%	5,871,933	245,043
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	4,844,510	4,928,828
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	1,341,610	1,345,190
OBX Series(a),(h)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	7,704,948	7,786,537
PRPM Trust(a),(c)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	3,336,037	3,336,783
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,724,980	7,727,682
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	1,997,042	1,972,528
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,900,000	4,849,049
VCAT LLC(a),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	4,185,814	4,243,119
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,052,019
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,150,000	3,173,461
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $103,506,365)			104,318,390

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $932,000)	463,850

Put Option Contracts Purchased 0.1%

(Cost $2,394,000)	1,886,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(i),(j)	69,484,724	69,463,878
Total Money Market Funds (Cost $69,463,422)		69,463,878
Total Investments in Securities (Cost: $1,911,287,306)		1,855,848,727
Other Assets & Liabilities, Net		(458,470,355)
Net Assets		1,397,378,372
At December 31, 2025, securities and/or cash totaling $9,773,973 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	203	03/2026	USD	42,384,180	7,565	—
U.S. Treasury 5-Year Note	441	03/2026	USD	48,203,367	—	(37,992)
U.S. Treasury Ultra Bond	47	03/2026	USD	5,546,000	—	(92,813)
Total					7,565	(130,805)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(713)	06/2026	USD	(171,984,513)	—	(34,618)
U.S. Long Bond	(125)	03/2026	USD	(14,449,219)	154,465	—
U.S. Treasury 10-Year Note	(2,351)	03/2026	USD	(264,340,563)	1,775,841	—
Total					1,930,306	(34,618)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	12/01/2026	347,000	233,168
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.30	03/30/2026	585,000	230,682
Total							932,000	463,850

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	1,886,700

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	21.536	USD	1,002,984	(158,044)	585	—	(46,919)	—	(110,540)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $183,658,217, which represents 13.14% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(i)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	271,633,555	418,984,004	(621,154,137)	456	69,463,878	11,600	2,941,047	69,484,724
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	45,829,717	—	45,829,717
Commercial Mortgage-Backed Securities - Agency	—	28,715,168	—	28,715,168
Commercial Mortgage-Backed Securities - Non-Agency	—	41,824,918	—	41,824,918
Residential Mortgage-Backed Securities - Agency	—	1,563,346,106	—	1,563,346,106
Residential Mortgage-Backed Securities - Non-Agency	—	104,318,390	—	104,318,390
Call Option Contracts Purchased	—	463,850	—	463,850
Put Option Contracts Purchased	—	1,886,700	—	1,886,700
Money Market Funds	69,463,878	—	—	69,463,878
Total Investments in Securities	69,463,878	1,786,384,849	—	1,855,848,727
Investments in Derivatives
Asset
Futures Contracts	1,937,871	—	—	1,937,871
Liability
Futures Contracts	(165,423)	—	—	(165,423)
Swap Contracts	—	(110,540)	—	(110,540)
Total	71,236,326	1,786,274,309	—	1,857,510,635
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,838,497,884)	$1,784,034,299
Affiliated issuers (cost $69,463,422)	69,463,878
Option contracts purchased (cost $3,326,000)	2,350,550
Receivable for:
Investments sold	287
Capital shares sold	5,898
Dividends	178,514
Interest	5,590,723
Variation margin for futures contracts	522,716
Prepaid expenses	5,954
Total assets	1,862,152,819
Liabilities
Unrealized depreciation on swap contracts	110,540
Upfront receipts on swap contracts	46,919
Payable for:
Investments purchased on a delayed delivery basis	462,793,728
Capital shares redeemed	1,476,658
Variation margin for futures contracts	83,578
Management services fees	16,289
Distribution and/or service fees	345
Service fees	5,954
Compensation of chief compliance officer	226
Compensation of board members	1,039
Other expenses	42,762
Deferred compensation of board members	196,409
Total liabilities	464,774,447
Net assets applicable to outstanding capital stock	$1,397,378,372
Represented by
Paid in capital	1,476,415,282
Total distributable earnings (loss)	(79,036,910)
Total - representing net assets applicable to outstanding capital stock	$1,397,378,372
Class 1
Net assets	$1,318,801,128
Shares outstanding	140,970,850
Net asset value per share	$9.36
Class 2
Net assets	$21,944,510
Shares outstanding	2,352,297
Net asset value per share	$9.33
Class 3
Net assets	$56,632,734
Shares outstanding	6,051,800
Net asset value per share	$9.36
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
15

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$2,941,047
Interest	57,760,091
Interfund lending	4,606
Total income	60,705,744
Expenses:
Management services fees	5,848,478
Distribution and/or service fees
Class 2	53,164
Class 3	71,313
Service fees	61,064
Custodian fees	37,427
Printing and postage fees	14,882
Accounting services fees	43,244
Legal fees	40,399
Interest on collateral	58,034
Compensation of chief compliance officer	295
Compensation of board members	25,462
Deferred compensation of board members	30,957
Other	21,671
Total expenses	6,306,390
Net investment income	54,399,354
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,861,052
Investments — affiliated issuers	11,600
Futures contracts	(9,319,893)
Option contracts purchased	(2,169,700)
Option contracts written	346,750
Swap contracts	3,000,957
Net realized loss	(3,269,234)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,021,134
Investments — affiliated issuers	456
Futures contracts	(255,925)
Option contracts purchased	(7,423)
Swap contracts	(2,928,118)
Net change in unrealized appreciation (depreciation)	69,830,124
Net realized and unrealized gain	66,560,890
Net increase in net assets resulting from operations	$120,960,244
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$54,399,354	$30,050,409
Net realized loss	(3,269,234)	(481,646)
Net change in unrealized appreciation (depreciation)	69,830,124	(24,274,339)
Net increase in net assets resulting from operations	120,960,244	5,294,424
Distributions to shareholders
Net investment income and net realized gains
Class 1	(29,024,905)	(26,740,141)
Class 2	(419,003)	(693,520)
Class 3	(1,208,085)	(1,889,071)
Total distributions to shareholders	(30,651,993)	(29,322,732)
Increase (decrease) in net assets from capital stock activity	(63,753,600)	505,479,539
Total increase in net assets	26,554,651	481,451,231
Net assets at beginning of year	1,370,823,721	889,372,490
Net assets at end of year	$1,397,378,372	$1,370,823,721

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	710,732	6,438,337	59,396,417	529,778,754
Distributions reinvested	3,243,006	29,024,905	3,049,047	26,740,141
Shares redeemed	(10,556,415)	(95,949,857)	(4,863,147)	(43,557,535)
Net increase (decrease)	(6,602,677)	(60,486,615)	57,582,317	512,961,360
Class 2
Shares sold	504,137	4,558,800	717,929	6,219,100
Distributions reinvested	46,921	419,003	79,259	693,520
Shares redeemed	(592,767)	(5,372,094)	(961,045)	(8,461,882)
Net decrease	(41,709)	(394,291)	(163,857)	(1,549,262)
Class 3
Shares sold	338,036	3,028,741	166,022	1,477,343
Distributions reinvested	134,831	1,208,085	215,402	1,889,071
Shares redeemed	(780,849)	(7,109,520)	(1,045,086)	(9,298,973)
Net decrease	(307,982)	(2,872,694)	(663,662)	(5,932,559)
Total net increase (decrease)	(6,952,368)	(63,753,600)	56,754,798	505,479,539
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.77	0.36	0.44	0.80	(0.21)	—	(0.21)
Year Ended 12/31/2024	$8.93	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended 12/31/2023	$8.69	0.29	0.20	0.49	(0.25)	—	(0.25)
Year Ended 12/31/2022	$10.34	0.24	(1.69)	(1.45)	(0.20)	—	(0.20)
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Class 2
Year Ended 12/31/2025	$8.75	0.34	0.42	0.76	(0.18)	—	(0.18)
Year Ended 12/31/2024	$8.91	0.27	(0.15)	0.12	(0.28)	—	(0.28)
Year Ended 12/31/2023	$8.67	0.27	0.19	0.46	(0.22)	—	(0.22)
Year Ended 12/31/2022	$10.31	0.21	(1.67)	(1.46)	(0.18)	—	(0.18)
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Class 3
Year Ended 12/31/2025	$8.77	0.35	0.44	0.79	(0.20)	—	(0.20)
Year Ended 12/31/2024	$8.93	0.28	(0.15)	0.13	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.69	0.28	0.19	0.47	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.34	0.22	(1.68)	(1.46)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 3	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$9.36	9.19%	0.45% (c)	0.45% (c)	3.95%	386%	$1,318,801
Year Ended 12/31/2024	$8.77	1.57%	0.46% (c)	0.46% (c)	3.28%	352%	$1,294,096
Year Ended 12/31/2023	$8.93	5.70%	0.46% (c)	0.46% (c)	3.33%	321%	$803,833
Year Ended 12/31/2022	$8.69	(14.14% )	0.45% (c)	0.45% (c)	2.54%	301%	$795,136
Year Ended 12/31/2021	$10.34	(0.95% )	0.45% (c)	0.45% (c)	1.88%	302%	$989,683
Class 2
Year Ended 12/31/2025	$9.33	8.83%	0.70% (c)	0.70% (c)	3.70%	386%	$21,945
Year Ended 12/31/2024	$8.75	1.33%	0.71% (c)	0.71% (c)	3.02%	352%	$20,938
Year Ended 12/31/2023	$8.91	5.43%	0.71% (c)	0.71% (c)	3.07%	321%	$22,788
Year Ended 12/31/2022	$8.67	(14.32% )	0.70% (c)	0.70% (c)	2.29%	301%	$23,834
Year Ended 12/31/2021	$10.31	(1.20% )	0.70% (c)	0.70% (c)	1.62%	302%	$29,150
Class 3
Year Ended 12/31/2025	$9.36	9.06%	0.57% (c)	0.57% (c)	3.83%	386%	$56,633
Year Ended 12/31/2024	$8.77	1.44%	0.58% (c)	0.58% (c)	3.15%	352%	$55,791
Year Ended 12/31/2023	$8.93	5.55%	0.59% (c)	0.59% (c)	3.20%	321%	$62,751
Year Ended 12/31/2022	$8.69	(14.26% )	0.58% (c)	0.58% (c)	2.41%	301%	$66,348
Year Ended 12/31/2021	$10.34	(1.07% )	0.58% (c)	0.58% (c)	1.74%	302%	$88,027
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
19

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
20
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
22
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
24
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,937,871 *
Interest rate risk	Investments, at value — Option contracts purchased	2,350,550
Total		4,288,421

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	110,540 *
Credit risk	Upfront receipts on swap contracts	46,919
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	165,423 *
Total		322,882

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	10,913	10,913
Interest rate risk	(9,319,893)	(2,169,700)	346,750	2,990,044	(8,152,799)
Total	(9,319,893)	(2,169,700)	346,750	3,000,957	(8,141,886)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	27,902	27,902
Interest rate risk	(255,925)	(7,423)	(2,956,020)	(3,219,368)
Total	(255,925)	(7,423)	(2,928,118)	(3,191,466)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	185,718,560
Futures contracts — short	483,395,577
Credit default swap contracts — sell protection	1,058,979

Derivative instrument	Average value ($)
Option contracts purchased	1,450,536
Option contracts written	(24,250)

26
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Interest rate swap contracts	393,551	—
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi	Morgan Stanley	Total
Assets
Call option contracts purchased	$463,850	-	463,850
Put option contracts purchased	-	1,886,700	1,886,700
Total assets	463,850	1,886,700	2,350,550
Liabilities
OTC credit default swap contracts(a)	-	157,459	157,459
Total financial and derivative net assets	463,850	1,729,241	2,193,091
Total collateral received (pledged) (b)	463,850	1,729,241	2,193,091
Net amount (c)	$-	-	-

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
28
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.55	0.51
Class 2	0.80	0.76
Class 3	0.675	0.635
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
30
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for derivative investments, tax straddles, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and swap investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
284,351	(284,349)	(2)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
30,651,993	—	30,651,993	29,322,732	—	29,322,732
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
53,967,856	—	(66,524,790)	(66,283,567)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,923,747,283	20,481,143	(86,764,710)	(66,283,567)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(25,762,655)	(40,762,135)	(66,524,790)	4,211,262
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
31

Notes to Financial Statements (continued)
December 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,071,315,661 and $7,006,692,505, respectively, for the year ended December 31, 2025, of which $6,865,202,549 and $6,845,380,512, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,312,500	4.77	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
32
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
33

Notes to Financial Statements (continued)
December 31, 2025
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
34
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – U.S. Government Mortgage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – U.S. Government Mortgage Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025
35

Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7027_12_E01_(02/26)

Columbia Variable Portfolio – Income Opportunities Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	175
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		180
Total Communication Services		180
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	24,754
Total Consumer Discretionary		24,754
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	8,007
Total Industrials		8,007
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		32,941

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	2,657,608	2,607,911
Total Convertible Bonds (Cost $2,606,473)			2,607,911

Corporate Bonds & Notes 93.3%

Aerospace & Defense 2.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	818,700
10/01/2031	5.125%	1,085,000	1,086,552
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	1,538,000	1,587,875
03/01/2032	6.625%	3,299,000	3,431,942
01/15/2033	6.000%	1,306,000	1,336,720
05/31/2033	6.375%	2,030,000	2,082,183
01/31/2034	6.750%	1,296,000	1,351,080
Total			11,695,052
Airlines 0.7%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,431,000	1,493,923
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	2,320,138	2,362,378
Total			3,856,301
Automotive 2.8%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	845,000	813,653
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	593,000	603,998
10/15/2033	7.750%	1,614,000	1,644,202
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,077,000	1,125,130
09/15/2032	6.750%	1,050,000	1,089,118
Forvia SE(d)
09/15/2033	6.750%	699,000	719,113
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	635,972
11/15/2032	8.000%	863,000	908,966
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	556,000	556,174
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	471,000	499,256
07/17/2035	8.125%	1,377,000	1,466,754
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	485,000	489,458
03/24/2031	7.500%	1,401,000	1,417,673
04/23/2032	6.875%	2,751,000	2,671,478
Total			14,640,945
Banking 0.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	257,000	258,940
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC(d)
03/01/2028	6.250%	512,000	514,061
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	2,720,000	2,934,222
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,068,293
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	1,010,000	1,054,892
Total			5,571,468
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(d)
11/15/2029	3.875%	854,000	822,707
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,191,000	1,237,877
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,882,000	1,958,399
03/01/2033	6.750%	995,000	1,038,959
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,102,000	1,151,434
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	356,678
08/01/2033	6.250%	258,000	263,580
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	531,331
07/15/2030	4.375%	530,000	512,423
Total			7,873,388
Cable and Satellite 4.8%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	786,105
06/01/2029	5.375%	1,055,000	1,043,191
03/01/2030	4.750%	2,710,000	2,592,480
08/15/2030	4.500%	3,366,000	3,171,095
02/01/2032	4.750%	2,012,000	1,838,770
01/15/2034	4.250%	1,417,000	1,206,390
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,240,000	1,113,056
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,832,537
EchoStar Corp.
11/30/2029	10.750%	2,218,075	2,449,874
EchoStar Corp.(e)
11/30/2030	6.750%	1,131,580	1,159,535
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	334,854
08/01/2027	5.000%	1,057,000	1,058,462
07/01/2030	4.125%	1,131,000	1,076,064
Virgin Media Finance PLC(d)
07/15/2030	5.000%	922,000	812,856
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	169,496
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,677,000	2,424,213
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	870,000	776,782
Total			24,845,760
Chemicals 4.5%
Ashland LLC(d)
09/01/2031	3.375%	2,267,000	2,068,589
Avient Corp.(d)
11/01/2031	6.250%	56,000	57,579
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	306,295
02/15/2031	7.000%	520,000	532,232
07/15/2032	6.879%	361,000	375,419
04/15/2033	6.750%	511,000	508,092
11/15/2033	7.200%	799,000	844,177
02/15/2034	7.375%	674,000	685,468
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,067,328
HB Fuller Co.
10/15/2028	4.250%	109,000	107,972
Herens Holdco Sarl(d)
05/15/2028	4.750%	368,000	320,607
INEOS Finance PLC(d)
04/15/2029	7.500%	1,752,000	1,507,552
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,296,000	1,592,334
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	549,807	498,761
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	1,566,000	1,560,169
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,354,620
06/15/2031	7.250%	1,782,000	1,824,133
02/15/2033	7.250%	1,025,000	1,030,901
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	576,000	590,024
08/15/2033	6.250%	461,000	478,767
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tronox, Inc.(d)
03/15/2029	4.625%	397,000	278,161
09/30/2030	9.125%	851,000	846,448
WR Grace Holdings LLC(d)
06/15/2027	4.875%	867,000	866,063
03/01/2031	7.375%	1,787,000	1,831,812
08/15/2032	6.625%	2,055,000	2,082,485
Total			23,215,988
Construction Machinery 1.8%
Herc Holdings, Inc.(d)
06/15/2029	6.625%	250,000	259,330
06/15/2030	7.000%	870,000	915,050
03/15/2031	5.750%	299,000	303,289
06/15/2033	7.250%	2,794,000	2,961,297
03/15/2034	6.000%	308,000	312,073
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	776,389
03/15/2031	7.750%	1,967,000	2,056,618
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	944,000	981,429
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,040,000	1,039,218
Total			9,604,693
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,125,000	2,085,770
Match Group Holdings II LLC(d)
10/01/2031	3.625%	572,000	524,050
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	338,779
02/15/2029	5.625%	1,568,000	1,572,979
Total			4,521,578
Consumer Products 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	305,000	246,699
Newell Brands, Inc.(d)
06/01/2028	8.500%	519,000	543,647
Newell Brands, Inc.
05/15/2030	6.375%	1,030,000	1,006,438
05/15/2032	6.625%	1,223,000	1,182,415
Opal Bidco SAS(d)
03/31/2032	6.500%	973,000	996,647
Prestige Brands, Inc.(d)
01/15/2028	5.125%	802,000	801,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	551,916
02/01/2032	4.375%	1,451,000	1,361,669
Whirlpool Corp.
06/15/2030	6.125%	202,000	201,981
06/15/2033	6.500%	265,000	257,008
Total			7,150,279
Diversified Manufacturing 2.3%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	261,619
Chart Industries, Inc.(d)
01/01/2030	7.500%	737,000	768,993
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,112,895
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	793,770
Esab Corp.(d)
04/15/2029	6.250%	500,000	514,646
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	777,299
Resideo Funding, Inc.(d)
09/01/2029	4.000%	810,000	783,659
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,840,000	1,843,754
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	530,000	553,049
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	503,000	510,756
03/15/2029	6.375%	1,274,000	1,317,082
03/15/2032	6.625%	1,516,000	1,587,734
Total			11,825,256
Electric 6.0%
Alpha Generation LLC(d)
10/15/2032	6.750%	641,000	663,666
01/15/2034	6.250%	579,000	584,270
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	403,000	392,710
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,050,245
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	961,179
02/15/2031	3.750%	1,399,000	1,306,050
01/15/2032	3.750%	1,140,000	1,038,967
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,148,000	1,221,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	464,000	458,947
01/15/2029	7.250%	819,000	839,521
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,619,000	1,623,367
07/15/2029	5.750%	29,000	29,137
02/15/2031	3.625%	1,449,000	1,353,702
02/01/2033	6.000%	164,000	167,342
01/15/2034	5.750%	859,000	866,344
11/01/2034	6.250%	1,051,000	1,079,381
01/15/2036	6.000%	859,000	870,637
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	190,001
PG&E Corp.(f)
03/15/2055	7.375%	660,000	687,431
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,020,000	1,040,273
02/01/2036	6.500%	1,020,000	1,055,200
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,673,785
01/15/2030	4.750%	1,667,000	1,619,823
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	585,342
07/31/2027	5.000%	154,000	153,936
10/15/2031	7.750%	1,724,000	1,828,194
04/15/2032	6.875%	2,524,000	2,657,622
VoltaGrid LLC(d)
11/01/2030	7.375%	945,000	936,430
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	814,000	854,379
03/15/2033	8.625%	1,551,000	1,630,164
04/15/2034	7.750%	774,000	785,933
Total			31,205,308
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	57,605
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	404,020
01/15/2031	6.750%	763,000	799,597
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,323,000	1,364,897
Total			2,626,119
Finance Companies 4.9%
Bread Financial Holdings, Inc.(d)
05/15/2031	6.750%	254,000	262,973
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	589,000	601,313
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GGAM Finance Ltd.(d)
04/15/2029	6.875%	770,000	797,929
03/15/2030	5.875%	1,584,000	1,605,670
goeasy Ltd.(d)
12/01/2028	9.250%	79,000	81,241
07/01/2029	7.625%	1,075,000	1,063,452
05/15/2030	6.875%	165,000	157,461
10/01/2030	7.375%	165,000	158,814
02/15/2031	6.875%	94,000	87,783
Navient Corp.
03/15/2029	5.500%	527,000	522,705
03/15/2031	11.500%	437,000	489,987
OneMain Finance Corp.
05/15/2029	6.625%	1,615,000	1,672,624
03/15/2030	7.875%	1,195,000	1,263,771
09/15/2030	4.000%	301,000	282,028
05/15/2031	7.500%	1,517,000	1,595,877
11/15/2031	7.125%	107,000	111,735
09/15/2032	7.125%	155,000	161,267
03/15/2033	6.500%	1,422,000	1,433,508
09/15/2033	6.750%	1,049,000	1,064,511
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,389,000	2,518,552
Rocket Cos, Inc.(d)
08/01/2030	6.125%	509,000	526,343
08/01/2033	6.375%	649,000	677,869
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,903,455
10/15/2033	4.000%	1,733,000	1,610,040
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	33,024
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	777,000	778,824
04/15/2029	5.500%	1,355,000	1,345,309
UWM Holdings LLC(d)
02/01/2030	6.625%	1,259,000	1,273,732
03/15/2031	6.250%	1,577,000	1,574,396
Total			25,656,193
Food and Beverage 1.9%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	796,699
06/15/2030	6.000%	1,547,000	1,573,140
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	555,323
Post Holdings, Inc.(d)
09/15/2031	4.500%	555,000	526,116
02/15/2032	6.250%	1,252,000	1,287,413
10/15/2034	6.250%	1,324,000	1,332,225
03/15/2036	6.500%	531,000	531,823
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	512,781
04/30/2029	4.375%	554,000	539,365
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,089,000	1,049,996
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	187,804
01/15/2032	7.250%	986,000	1,035,346
Total			9,928,031
Gaming 3.4%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	550,000	527,940
02/15/2030	7.000%	499,000	516,758
02/15/2032	6.500%	2,508,000	2,569,552
10/15/2032	6.000%	1,375,000	1,338,000
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	797,274
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,036,134
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	731,000	764,880
10/01/2033	6.250%	1,067,000	1,079,787
MGM Resorts International
04/15/2032	6.500%	778,000	801,286
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	534,000	525,649
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,955,000	1,810,725
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,673,000	1,712,864
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	771,000	786,374
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,523,000	2,241,740
Voyager Parent LLC(d)
07/01/2032	9.250%	976,000	1,035,217
Total			17,544,180
Health Care 5.5%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	75,479
04/15/2029	5.000%	1,698,000	1,633,590
03/15/2033	7.375%	852,000	860,746
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	77,559
11/01/2029	3.875%	1,890,000	1,808,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,042,074
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	248,796
03/15/2029	3.750%	1,131,000	1,092,930
03/15/2031	4.000%	555,000	526,458
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	1,635,000	1,534,252
02/15/2031	4.750%	212,000	188,731
01/15/2032	10.875%	514,000	561,727
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,309,664
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	633,493
07/15/2033	6.750%	745,000	772,969
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	289,952
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	198,418
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	526,115
05/15/2030	6.500%	511,000	530,705
06/01/2032	6.250%	1,202,000	1,256,886
LifePoint Health, Inc.(d)
10/15/2030	11.000%	359,000	393,646
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,284,000	1,329,351
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,632,000	2,646,657
Select Medical Corp.(d)
12/01/2032	6.250%	264,000	258,003
Star Parent, Inc.(d)
10/01/2030	9.000%	1,965,000	2,100,096
Tenet Healthcare Corp.
11/01/2027	5.125%	304,000	303,986
06/15/2028	4.625%	799,000	800,235
06/01/2029	4.250%	839,000	827,242
01/15/2030	4.375%	1,529,000	1,501,558
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	2,309,000	2,341,895
11/15/2033	6.000%	821,000	845,344
Total			28,517,129
Independent Energy 4.1%
Civitas Resources, Inc.(d)
07/01/2028	8.375%	500,000	515,658
11/01/2030	8.625%	495,000	518,354
07/01/2031	8.750%	870,000	903,095
06/15/2033	9.625%	2,099,000	2,262,727
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(d)
01/15/2029	6.000%	1,055,000	1,063,288
03/01/2032	7.250%	734,000	767,047
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,767,000	1,775,252
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	154,999
01/15/2030	5.875%	83,000	80,770
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,335,393
11/01/2033	8.375%	1,449,000	1,477,703
02/15/2035	7.250%	1,869,000	1,776,311
Matador Resources Co.(d)
04/15/2028	6.875%	1,023,000	1,044,809
04/15/2032	6.500%	518,000	524,553
04/15/2033	6.250%	809,000	808,820
Permian Resources Operating LLC(d)
04/15/2027	8.000%	674,000	682,506
01/15/2032	7.000%	1,497,000	1,559,251
02/01/2033	6.250%	771,000	791,118
SM Energy Co.
01/15/2027	6.625%	284,000	284,761
07/15/2028	6.500%	1,286,000	1,299,481
SM Energy Co.(d)
08/01/2029	6.750%	769,000	774,725
08/01/2032	7.000%	773,000	760,591
Total			21,161,212
Leisure 4.0%
Boyne USA, Inc.(d)
05/15/2029	4.750%	788,000	777,111
Carnival Corp.(d)
03/15/2030	5.750%	1,199,000	1,234,242
08/01/2032	5.750%	2,016,000	2,071,238
02/15/2033	6.125%	1,167,000	1,204,723
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,050,000	1,045,162
10/01/2028	6.500%	520,000	509,608
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	794,924
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,411,000	1,406,137
02/01/2032	6.750%	1,164,000	1,192,265
09/15/2033	6.250%	1,662,000	1,661,602
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,450,155
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	1,450,000	1,462,968
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(d)
05/15/2032	6.500%	496,000	515,044
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,772,307
10/15/2033	5.875%	1,804,000	1,834,293
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	798,790
Total			20,730,569
Lodging 1.1%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	540,000	516,825
03/15/2033	5.875%	521,000	535,995
09/15/2033	5.750%	550,000	562,818
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	670,000	625,624
01/15/2032	6.625%	1,738,000	1,782,621
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	1,844,000	1,771,012
Total			5,794,895
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,305,000	1,376,327
02/15/2031	7.125%	938,000	981,727
03/15/2033	7.500%	955,000	1,011,588
Gray Media, Inc.(d)
07/15/2032	9.625%	510,000	529,357
08/15/2033	7.250%	657,000	671,691
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,150,000	1,212,229
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	268,000	261,546
02/15/2031	7.375%	702,000	741,998
Roblox Corp.(d)
05/01/2030	3.875%	537,000	513,180
Snap, Inc.(d)
03/01/2033	6.875%	2,470,000	2,562,163
03/15/2034	6.875%	1,350,000	1,390,811
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	544,630
06/30/2030	7.375%	1,062,000	1,078,680
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	785,000	689,149
03/15/2042	5.050%	2,303,000	1,626,625
03/15/2052	5.141%	410,000	270,955
Total			15,462,656
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.3%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	490,000	520,168
Carpenter Technology Corp.(d)
03/01/2034	5.625%	769,000	781,704
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	781,000	808,421
03/15/2032	7.000%	153,000	156,814
05/01/2033	7.375%	163,000	169,459
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	493,000	515,884
Constellium SE(d)
04/15/2029	3.750%	822,000	793,647
08/15/2032	6.375%	2,341,000	2,414,541
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	3,135,000	3,177,157
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,817,244
03/01/2034	5.875%	1,815,000	1,822,265
Novelis Corp.(d)
01/30/2030	4.750%	1,103,000	1,066,082
08/15/2031	3.875%	1,187,000	1,079,631
08/15/2033	6.375%	798,000	809,533
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	420,329
Total			17,352,879
Midstream 6.3%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,140,000	1,214,741
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,319,130
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,793,151
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,457,000	2,568,268
06/30/2033	7.375%	1,772,000	1,808,512
Hess Midstream Operations LP(d)
03/01/2028	5.875%	372,000	378,954
10/15/2030	5.500%	303,000	306,274
ITT Holdings LLC(d)
08/01/2029	6.500%	169,000	162,085
NuStar Logistics LP
04/28/2027	5.625%	3,087,000	3,119,672
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	436,878
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(d),(f),(g)
	7.875%	1,563,000	1,602,863
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,323,156
05/01/2032	7.250%	1,255,000	1,325,632
07/01/2033	6.250%	1,544,000	1,581,346
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	767,000	697,863
11/01/2033	3.875%	786,000	674,674
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	2,462,000	1,945,412
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,612,640
01/15/2030	7.000%	782,000	752,151
02/01/2032	9.875%	463,000	478,241
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	372,000	378,746
05/01/2033	7.500%	618,000	667,977
01/15/2034	6.500%	1,407,000	1,440,361
06/15/2034	6.500%	493,000	503,990
05/01/2035	7.750%	1,178,000	1,289,797
01/15/2036	6.750%	2,657,000	2,719,513
Total			33,102,027
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	792,104
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,300,624
10/01/2033	6.500%	754,000	769,652
10/01/2035	6.750%	444,000	456,461
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,481,000	1,556,857
08/15/2031	8.875%	784,000	760,676
11/15/2032	7.625%	540,000	530,657
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,127,277	1,155,060
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	1,820,619	1,859,645
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,315,231
Total			10,496,967
Other Industry 0.4%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	808,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	781,724
04/15/2030	6.625%	296,000	306,131
Total			1,896,767
Other REIT 1.6%
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%	775,000	792,197
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	970,000	1,028,481
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,338,538
05/15/2029	4.875%	825,000	805,008
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	511,081
02/15/2029	4.500%	545,000	539,868
04/01/2032	6.500%	772,000	800,927
06/15/2033	6.500%	554,000	574,833
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	192,461
09/15/2029	4.000%	859,000	812,749
Service Properties Trust
06/15/2029	8.375%	562,000	565,674
Service Properties Trust(d)
11/15/2031	8.625%	482,000	506,610
Total			8,468,427
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
01/30/2031	6.250%	527,000	538,875
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,604,000	1,631,007
04/15/2032	6.750%	497,000	511,650
Total			2,681,532
Pharmaceuticals 1.5%
1261229 BC Ltd.(d)
04/15/2032	10.000%	2,339,000	2,436,135
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	1,471,000	1,317,058
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,272,659
Jazz Securities DAC(d)
01/15/2029	4.375%	796,000	785,304
Organon Finance 1 LLC(d)
04/30/2028	4.125%	890,000	867,034
04/30/2031	5.125%	247,000	204,688
Total			7,882,878
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 3.3%
Acrisure LLC/Finance, Inc.(d)
11/06/2030	7.500%	995,000	1,036,090
07/01/2032	6.750%	1,248,000	1,283,510
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,370,287
04/15/2028	6.750%	2,282,000	2,323,833
01/15/2031	7.000%	141,000	146,302
10/01/2031	6.500%	1,304,000	1,345,618
AmWINS Group, Inc.(d)
02/15/2029	6.375%	494,000	507,090
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	1,932,000	2,025,112
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	985,000	1,014,819
HUB International Ltd.(d)
01/31/2032	7.375%	1,001,000	1,050,435
HUB International, Ltd.(d)
06/15/2030	7.250%	2,963,000	3,107,239
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,197,000	1,240,727
Ryan Specialty LLC(d)
08/01/2032	5.875%	516,000	527,620
Total			16,979,357
Railroads 0.9%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,884,357
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,637,000	2,760,969
Total			4,645,326
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,040,253
09/15/2029	5.625%	1,043,000	1,064,084
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	803,464
Yum! Brands, Inc.
04/01/2032	5.375%	784,000	794,768
Total			3,702,569
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.4%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	453,000	456,060
08/01/2033	7.375%	1,071,000	1,077,875
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	849,000	825,223
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,004,000	1,103,725
Belron UK Finance PLC(d)
10/15/2029	5.750%	532,000	543,176
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	541,422
01/15/2030	6.375%	512,000	526,547
L Brands, Inc.
06/15/2029	7.500%	80,000	81,755
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	528,000	517,488
08/01/2031	8.250%	735,000	777,352
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	813,727
Total			7,264,350
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	817,404
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	794,000	794,012
Total			1,611,416
Technology 10.5%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,765,000	1,860,747
APLD ComputeCo LLC(d)
12/15/2030	9.250%	2,758,000	2,705,120
Block, Inc.(d)
08/15/2030	5.625%	746,000	760,899
08/15/2033	6.000%	584,000	599,306
Block, Inc.
06/01/2031	3.500%	175,000	164,306
05/15/2032	6.500%	1,734,000	1,803,008
CACI International, Inc.(d)
06/15/2033	6.375%	1,030,000	1,066,051
Camelot Finance SA(d)
11/01/2026	4.500%	62,000	61,535
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	307,000	266,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	310,000	263,173
Cipher Compute LLC(d)
11/15/2030	7.125%	1,290,000	1,315,835
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,263,000	2,139,489
Cloud Software Group, Inc,(d)
08/15/2033	6.625%	254,000	251,753
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	2,118,323
06/30/2032	8.250%	735,000	769,332
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,138,154
06/15/2030	5.950%	2,275,000	2,319,911
Fair Isaac Corp.(d)
05/15/2033	6.000%	847,000	868,450
Flash Compute LLC(d)
12/31/2030	7.250%	716,000	709,695
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	1,902,000	2,021,624
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,213,000	2,169,993
ION Platform Finance US Inc./SARL(d)
05/01/2028	4.625%	1,409,000	1,305,368
05/01/2028	5.000%	72,000	66,892
05/15/2028	5.750%	1,141,000	1,082,366
05/01/2029	8.750%	1,798,000	1,824,411
05/30/2029	9.500%	1,082,000	1,096,330
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	1,513,000	1,436,825
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	267,645
01/15/2033	6.250%	550,000	554,801
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,585,128
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,075,031
04/15/2029	5.125%	1,093,000	1,085,454
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,803,000	1,807,630
05/15/2031	10.375%	602,000	616,969
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,274,000	3,316,485
Science Applications International Corp.(d)
11/01/2033	5.875%	1,266,000	1,283,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	714,000	757,955
07/15/2031	8.500%	234,000	248,876
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	274,508
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,772,000	2,862,993
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,098,023
UKG, Inc.(d)
02/01/2031	6.875%	972,000	1,001,075
WEX, Inc.(d)
03/15/2033	6.500%	1,031,000	1,056,478
WULF Compute LLC(d)
10/15/2030	7.750%	626,000	644,837
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	2,169,000	2,050,510
Total			54,773,531
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,274,000	1,309,721
06/15/2032	8.375%	1,074,000	1,109,213
Total			2,418,934
Wireless 0.4%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	168,000	153,293
07/15/2031	4.750%	1,121,000	1,035,844
04/15/2032	7.750%	1,031,000	1,073,148
Total			2,262,285
Wirelines 1.3%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	170,043
Frontier Communications Holdings LLC(d)
03/15/2031	8.625%	945,000	995,470
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,617,586
Iliad Holding SASU(d)
04/15/2031	8.500%	476,000	512,845
04/15/2032	7.000%	784,000	808,341
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	589,597
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,360,252
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(d)
10/15/2033	7.500%	660,000	676,423
Total			6,730,557
Total Corporate Bonds & Notes (Cost $480,265,464)			485,955,742

Exchange-Traded Fixed Income Funds 1.3%
	Shares	Value ($)
High Yield 1.3%
Columbia Short Duration High Yield ETF(i)	345,000	6,991,425
Total Exchange-Traded Fixed Income Funds (Cost $6,944,050)		6,991,425

Foreign Government Obligations(j) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	486,000	508,580
02/15/2030	9.000%	915,000	977,119
12/01/2031	7.000%	498,000	530,598
Total			2,016,297
Total Foreign Government Obligations (Cost $1,982,608)			2,016,297

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(k),(l)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	547,250	549,647
Building Materials 0.2%
CP Atlas Buyer, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.966%	913,482	881,511
Chemicals 0.3%
Ineos Quattro Holdings UK Ltd.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.066%	547,215	383,050
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(k),(l)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	6.966%	1,602,775	1,292,237
Total			1,675,287
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.066%	1,053,906	1,055,361
Property & Casualty 0.4%
Broadstreet Partners, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.466%	1,904,955	1,910,460
Technology 0.4%
Ascend Learning LLC(k),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.716%	774,993	776,792
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(k),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.716%	1,368,837	1,258,905
Total			2,035,697
Total Senior Loans (Cost $8,544,677)			8,107,963

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(i),(m)	7,276,470	7,274,287
Total Money Market Funds (Cost $7,274,315)		7,274,287
Total Investments in Securities (Cost: $507,949,572)		512,986,566
Other Assets & Liabilities, Net		7,751,830
Net Assets		520,738,396
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $448,358,017, which represents 86.10% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	6,944,050	—	47,375	6,991,425	3,950	—	239,696	345,000
Columbia Short-Term Cash Fund, 3.825%
	5,623,862	134,711,640	(133,061,187)	(28)	7,274,287	—	(1,283)	288,117	7,276,470
Total	5,623,862			47,347	14,265,712	3,950	(1,283)	527,813

(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(m)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	175	—	5	180
Consumer Discretionary	24,754	—	—	24,754
Industrials	8,007	—	—	8,007
Utilities	—	—	0 *	0 *
Total Common Stocks	32,936	—	5	32,941
Convertible Bonds	—	2,607,911	—	2,607,911
Corporate Bonds & Notes	—	485,955,742	—	485,955,742
Exchange-Traded Fixed Income Funds	6,991,425	—	—	6,991,425
Foreign Government Obligations	—	2,016,297	—	2,016,297
Senior Loans	—	8,107,963	—	8,107,963
Money Market Funds	7,274,287	—	—	7,274,287
Total Investments in Securities	14,298,648	498,687,913	5	512,986,566

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
15

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $493,731,207)	$498,720,854
Affiliated issuers (cost $14,218,365)	14,265,712
Cash	140,094
Receivable for:
Capital shares sold	57,140
Dividends	23,966
Interest	8,376,526
Foreign tax reclaims	16,821
Expense reimbursement due from Investment Manager	677
Prepaid expenses	3,652
Total assets	521,605,442
Liabilities
Payable for:
Capital shares redeemed	576,270
Management services fees	9,307
Distribution and/or service fees	571
Service fees	11,047
Compensation of chief compliance officer	84
Compensation of board members	662
Other expenses	27,449
Deferred compensation of board members	241,656
Total liabilities	867,046
Net assets applicable to outstanding capital stock	$520,738,396
Represented by
Paid in capital	496,111,941
Total distributable earnings (loss)	24,626,455
Total - representing net assets applicable to outstanding capital stock	$520,738,396
Class 1
Net assets	$391,577,971
Shares outstanding	57,840,604
Net asset value per share	$6.77
Class 2
Net assets	$37,348,129
Shares outstanding	5,567,470
Net asset value per share	$6.71
Class 3
Net assets	$91,812,296
Shares outstanding	13,446,961
Net asset value per share	$6.83
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,048
Dividends — affiliated issuers	527,813
Interest	33,007,844
Foreign taxes withheld	(6,770)
Total income	33,529,935
Expenses:
Management services fees	3,376,669
Distribution and/or service fees
Class 2	91,629
Class 3	115,693
Service fees	80,219
Custodian fees	9,964
Printing and postage fees	17,404
Accounting services fees	32,423
Legal fees	26,075
Compensation of chief compliance officer	137
Compensation of board members	16,453
Deferred compensation of board members	32,117
Other	15,358
Total expenses	3,814,141
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(291,590)
Total net expenses	3,522,551
Net investment income	30,007,384
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(408,137)
Investments — affiliated issuers	(1,283)
Capital gain distributions from underlying affiliated funds	3,950
Net realized loss	(405,470)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,251,440
Investments — affiliated issuers	47,347
Net change in unrealized appreciation (depreciation)	13,298,787
Net realized and unrealized gain	12,893,317
Net increase in net assets resulting from operations	$42,900,701
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
17

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$30,007,384	$9,755,393
Net realized loss	(405,470)	(2,633,927)
Net change in unrealized appreciation (depreciation)	13,298,787	(2,818,861)
Net increase in net assets resulting from operations	42,900,701	4,302,605
Distributions to shareholders
Net investment income and net realized gains
Class 1	(7,757,147)	(942,010)
Class 2	(649,826)	(1,880,956)
Class 3	(1,720,842)	(5,163,180)
Total distributions to shareholders	(10,127,815)	(7,986,146)
Increase (decrease) in net assets from capital stock activity	(33,555,041)	377,195,652
Total increase (decrease) in net assets	(782,155)	373,512,111
Net assets at beginning of year	521,520,551	148,008,440
Net assets at end of year	$520,738,396	$521,520,551

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	366,242	2,424,111	59,613,590	382,716,511
Distributions reinvested	1,182,492	7,757,147	150,963	942,010
Shares redeemed	(5,389,278)	(35,049,163)	(665,744)	(4,243,862)
Net increase (decrease)	(3,840,544)	(24,867,905)	59,098,809	379,414,659
Class 2
Shares sold	426,027	2,768,760	596,686	3,771,131
Distributions reinvested	99,820	649,826	304,362	1,880,956
Shares redeemed	(636,584)	(4,145,353)	(679,955)	(4,305,692)
Net increase (decrease)	(110,737)	(726,767)	221,093	1,346,395
Class 3
Shares sold	274,473	1,829,148	498,199	3,212,010
Distributions reinvested	259,946	1,720,842	820,855	5,163,180
Shares redeemed	(1,739,073)	(11,510,359)	(1,853,720)	(11,940,592)
Net decrease	(1,204,654)	(7,960,369)	(534,666)	(3,565,402)
Total net increase (decrease)	(5,155,935)	(33,555,041)	58,785,236	377,195,652
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$6.35	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.35	0.36	0.01 (c)	0.37	(0.37)	—	(0.37)
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01 (c)	0.34	(0.72)	—	(0.72)
Class 2
Year Ended 12/31/2025	$6.30	0.36	0.17	0.53	(0.12)	—	(0.12)
Year Ended 12/31/2024	$6.30	0.34	0.01 (c)	0.35	(0.35)	—	(0.35)
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01 (c)	0.31	(0.70)	—	(0.70)
Class 3
Year Ended 12/31/2025	$6.41	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.40	0.36	0.01 (c)	0.37	(0.36)	—	(0.36)
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02 (c)	0.34	(0.71)	—	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$6.77	8.78%	0.70%	0.64%	5.83%	44%	$391,578
Year Ended 12/31/2024	$6.35	5.90%	0.78%	0.64%	5.80%	34%	$391,887
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01% )	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Class 2
Year Ended 12/31/2025	$6.71	8.43%	0.95%	0.89%	5.58%	44%	$37,348
Year Ended 12/31/2024	$6.30	5.71%	1.06%	0.89%	5.38%	34%	$35,756
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22% )	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Class 3
Year Ended 12/31/2025	$6.83	8.58%	0.82%	0.76%	5.71%	44%	$91,812
Year Ended 12/31/2024	$6.41	5.90%	0.94%	0.76%	5.50%	34%	$93,877
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21% )	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
21

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
22
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.65% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.64	0.64	0.64
Class 2	0.89	0.89	0.89
Class 3	0.765	0.765	0.765
26
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
336,115	(336,115)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
10,127,815	—	10,127,815	7,986,146	—	7,986,146
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
30,023,757	—	(9,766,230)	4,610,584
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
508,375,982	8,802,122	(4,191,538)	4,610,584
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,035,354)	(8,730,876)	(9,766,230)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $225,371,643 and $241,795,020, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each
28
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Income Opportunities Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025
31

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7011_12_E01_(02/26)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Foundation Finance Trust(a)
Series 2025-3A Class A
08/15/2052	4.560%	97,005	97,260
Total Asset-Backed Securities — Non-Agency (Cost $97,002)			97,260

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

Cayman Islands 0.2%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.437%	85,470	85,470
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.392%	10,000	9,985
Total			95,455
United States 2.0%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	151,770
BFLD Mortgage Trust(a),(b)
Series 2024-VICT Class A
1-month Term SOFR + 1.890% Floor 1.890% 07/15/2041	5.640%	15,000	15,066
BX Commercial Mortgage Trust(a),(b)
Series 2024-MF Class A
1-month Term SOFR + 1.442% Floor 1.442% 02/15/2039	5.192%	88,546	88,627
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.031%	100,000	100,644
BX Trust(a),(b)
Series 2025-OMG Class A
1-month Term SOFR + 1.350% Floor 1.350% 10/15/2027	5.100%	44,000	44,009
CIP Commercial Mortgage Trust(a),(b)
Series 2025-SBAY Class A
1-month Term SOFR + 1.400% Floor 1.400% 10/15/2037	5.150%	100,000	100,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	5.592%	30,000	29,988
DBC Mortgage Trust(a),(b)
Series 2025-DBC Class A
1-month Term SOFR + 1.350% Floor 1.350% 06/15/2038	5.100%	100,000	100,062
DBGS(a),(b)
Series 2024-SBL Class A
1-month Term SOFR + 1.882% Floor 1.882% 08/15/2034	5.633%	100,000	100,000
DGWD Trust(a),(b)
Series 2025-INFL Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/15/2035	5.559%	100,000	100,335
LQR Trust(b)
Series 2025-CALI Class A
1-month Term SOFR + 1.600% Floor 1.600% 01/15/2043	5.350%	25,000	25,000
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%	155,000	151,956
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%	200,000	200,055
UNIV Trust(a),(b)
Series 2025-APTS Class A
1-month Term SOFR + 1.650% Floor 1.650% 11/15/2030	5.600%	100,000	100,124
Total			1,307,636
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,376,800)			1,403,091

Corporate Bonds & Notes 0.3%

United States 0.3%
Cheniere Energy Partners LP
08/15/2034	5.750%	38,000	39,687
Diamondback Energy, Inc.
04/18/2034	5.400%	88,000	90,107
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
04/15/2034	6.000%		55,000	57,724
Total				187,518
Total Corporate Bonds & Notes (Cost $182,795)				187,518

Foreign Government Obligations(d),(e) 1.0%

Japan 0.3%
Japan Government Thirty-Year Bond
12/20/2054	2.300%	JPY	14,200,000	72,774
03/20/2055	2.400%	JPY	21,850,000	114,544
Total				187,318
Mexico 0.6%
Mexico Government International Bond
02/12/2034	3.500%		200,000	172,802
05/13/2037	6.875%		200,000	213,467
Total				386,269
United Kingdom 0.1%
United Kingdom Gilt(a)
12/07/2055	4.250%	GBP	80,000	92,702
Total Foreign Government Obligations (Cost $694,924)				666,289

Inflation-Indexed Bonds(d) 90.9%

Australia 1.0%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	199,724	132,235
09/20/2030	2.500%	AUD	209,241	143,796
11/21/2032	0.250%	AUD	138,942	81,425
08/21/2035	2.000%	AUD	201,553	129,646
08/21/2040	1.250%	AUD	180,057	99,262
02/21/2050	1.000%	AUD	126,405	56,131
Total				642,495
Canada 1.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	208,021	175,348
12/01/2036	3.000%	CAD	192,599	160,691
12/01/2041	2.000%	CAD	178,351	134,550
12/01/2044	1.500%	CAD	221,639	153,495
12/01/2047	1.250%	CAD	194,407	126,253
12/01/2050	0.500%	CAD	203,498	108,142
12/01/2054	0.250%	CAD	41,423	19,558
Total				878,037
Denmark 0.3%
Denmark Inflation-Linked Government Bond(a)
11/15/2030	0.100%	DKK	875,912	131,956
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Denmark Inflation-Linked Government Bond
11/15/2034	0.100%	DKK	283,137	40,751
Total				172,707
France 9.4%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	674,779	809,519
07/25/2029	3.400%	EUR	285,253	361,754
07/25/2030	0.700%	EUR	439,212	511,022
07/25/2032	3.150%	EUR	445,956	588,208
07/25/2047	0.100%	EUR	57,856	43,566
French Republic Government Bond OAT(a)
03/01/2028	0.100%	EUR	395,469	454,007
03/01/2029	0.100%	EUR	564,141	647,005
07/25/2031	0.100%	EUR	295,109	328,220
03/01/2032	0.100%	EUR	207,319	223,364
07/25/2034	0.600%	EUR	223,452	243,762
03/01/2036	0.100%	EUR	287,115	282,083
07/25/2036	0.100%	EUR	525,822	522,446
07/25/2038	0.100%	EUR	199,206	188,395
03/01/2039	0.550%	EUR	116,272	113,313
07/25/2040	1.800%	EUR	458,835	529,603
07/25/2043	0.950%	EUR	147,141	144,328
07/25/2053	0.100%	EUR	241,462	160,482
Total				6,151,077
Germany 1.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	540,201	627,468
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2033	0.100%	EUR	240,907	267,288
04/15/2046	0.100%	EUR	366,240	331,794
Total				1,226,550
Italy 6.6%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2028	1.300%	EUR	420,686	498,889
05/15/2029	1.500%	EUR	432,811	517,225
09/15/2032	1.250%	EUR	429,798	505,042
05/15/2033	0.100%	EUR	449,062	477,175
09/15/2035	2.350%	EUR	230,997	291,367
05/15/2036	1.800%	EUR	281,389	330,100
05/15/2039	2.400%	EUR	164,768	201,344
09/15/2041	2.550%	EUR	475,874	600,186
05/15/2051	0.150%	EUR	166,753	116,234
05/15/2056	2.550%	EUR	235,382	277,931
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	455,064	520,431
Total				4,335,924
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 1.9%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	37,237,525	240,999
03/10/2028	0.100%	JPY	21,347,964	138,360
03/10/2029	0.100%	JPY	48,377,901	312,100
03/10/2031	0.005%	JPY	18,548,892	121,462
03/10/2032	0.005%	JPY	15,774,234	101,575
03/10/2033	0.005%	JPY	16,872,476	106,759
03/10/2034	0.005%	JPY	28,389,150	177,940
03/10/2035	0.005%	JPY	9,492,975	58,938
Total				1,258,133
New Zealand 0.5%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	122,975	75,018
09/20/2035	2.500%	NZD	212,584	122,452
09/20/2050	3.250%	NZD	40,334	23,644
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	137,139	75,124
Total				296,238
Spain 3.1%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	423,700	498,464
11/30/2030	1.000%	EUR	508,132	599,663
11/30/2033	0.700%	EUR	542,719	611,508
11/30/2036	1.150%	EUR	114,455	129,233
11/30/2039	2.050%	EUR	151,921	185,205
Total				2,024,073
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	1,440,265	166,910
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	448,784	46,903
06/01/2032	0.125%	SEK	802,869	82,307
06/01/2039	0.125%	SEK	307,127	28,748
Total				324,868
United Kingdom 20.0%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	619,288	843,654
08/10/2028	0.125%	GBP	503,352	669,736
03/22/2029	0.125%	GBP	489,046	644,597
07/22/2030	4.125%	GBP	282,913	435,011
08/10/2031	0.125%	GBP	395,463	507,613
11/22/2032	1.250%	GBP	187,628	252,888
03/22/2034	0.750%	GBP	508,747	647,131
01/26/2035	2.000%	GBP	417,886	579,445
11/22/2037	1.125%	GBP	483,458	606,746
03/22/2039	0.125%	GBP	528,597	565,887
03/22/2040	0.625%	GBP	526,837	595,485
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/10/2041	0.125%	GBP	349,133	355,993
11/22/2042	0.625%	GBP	469,788	509,779
03/22/2044	0.125%	GBP	520,967	495,496
03/22/2046	0.125%	GBP	425,117	386,728
11/22/2047	0.750%	GBP	449,211	464,325
08/10/2048	0.125%	GBP	333,578	290,640
03/22/2050	0.500%	GBP	491,295	460,974
03/22/2051	0.125%	GBP	297,816	246,643
03/22/2052	0.250%	GBP	412,364	349,688
11/22/2055	1.250%	GBP	417,575	458,095
11/22/2056	0.125%	GBP	210,404	160,242
03/22/2058	0.125%	GBP	337,527	251,832
03/22/2062	0.375%	GBP	414,605	328,243
11/22/2065	0.125%	GBP	247,161	167,566
03/22/2068	0.125%	GBP	392,676	261,583
03/22/2073	0.125%	GBP	132,135	91,731
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	311,921	400,045
09/22/2035	1.125%	GBP	229,297	295,767
03/22/2045	0.625%	GBP	302,243	312,816
09/22/2049	1.875%	GBP	72,758	93,911
11/22/2054	1.250%	GBP	295,933	325,404
Total				13,055,694
United States 44.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2027	2.375%		185,677	187,229
10/15/2027	1.625%		483,630	487,352
01/15/2028	0.500%		269,152	264,452
01/15/2028	1.750%		489,579	493,309
04/15/2028	1.250%		900,990	897,470
04/15/2028	3.625%		666,346	699,351
07/15/2028	0.750%		556,473	550,017
01/15/2029	0.875%		154,741	152,420
01/15/2029	2.500%		398,097	411,066
04/15/2029	2.125%		873,733	892,573
04/15/2029	3.875%		742,740	800,476
07/15/2029	0.250%		1,031,065	993,850
10/15/2029	1.625%		855,771	864,429
01/15/2030	0.125%		835,256	792,515
04/15/2030	1.625%		1,307,202	1,314,198
07/15/2030	0.125%		1,079,458	1,019,244
10/15/2030	1.125%		946,213	932,242
01/15/2031	0.125%		1,357,118	1,265,725
07/15/2031	0.125%		1,087,291	1,007,910
01/15/2032	0.125%		1,133,499	1,036,000
04/15/2032	3.375%		194,445	214,718
07/15/2032	0.625%		1,036,601	973,028
01/15/2033	1.125%		1,065,763	1,023,049
07/15/2033	1.375%		938,088	914,819
01/15/2034	1.750%		1,042,302	1,036,765
07/15/2034	1.875%		1,119,646	1,124,544
02/15/2040	2.125%		155,164	153,655
02/15/2041	2.125%		698,815	684,129
02/15/2042	0.750%		899,172	699,949
02/15/2043	0.625%		608,975	453,210
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2044	1.375%	614,720	514,708
02/15/2045	0.750%	622,224	453,592
02/15/2046	1.000%	535,930	403,895
02/15/2047	0.875%	465,357	335,475
02/15/2048	1.000%	495,146	361,611
02/15/2049	1.000%	375,246	269,913
02/15/2050	0.250%	386,273	222,243
02/15/2051	0.125%	425,214	229,582
02/15/2052	0.125%	407,861	215,465
02/15/2053	1.500%	410,764	320,139
02/15/2054	2.125%	541,074	486,354
02/15/2055	2.375%	190,896	181,135
U.S. Treasury Inflation-Indexed Bond(f)
01/15/2035	2.125%	1,299,992	1,323,453
07/15/2035	1.875%	1,366,912	1,363,602
Total			29,020,861
Total Inflation-Indexed Bonds (Cost $64,845,279)			59,386,657

Residential Mortgage-Backed Securities - Agency 4.7%

United States 4.7%
Fannie Mae Pool
09/01/2052	3.500%	367,538	340,623
Fannie Mae REMICS(b)
CMO Series 2024-88 Class FC
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.274%	27,592	27,800
CMO Series 2025-13 Class FB
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.174%	77,407	77,893
CMO Series 2025-2 Class FG
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 02/25/2055	5.324%	44,172	44,575
CMO Series 2025-35 Class FJ
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 05/25/2055	5.474%	61,720	62,403
Federal Home Loan Mortgage Corp.
10/01/2054	5.500%	170,977	173,440
Federal National Mortgage Association
11/01/2054	3.500%	370,654	343,510
11/01/2054	5.000%	769,725	768,092
Freddie Mac REMICS(b)
CMO Series 2025-5482 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 12/25/2054	5.324%	265,302	267,489
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5471L Class FM
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 11/25/2054	5.274%	182,159	183,570
CMO Series 5478 Class FD
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2054	5.274%	23,447	23,628
CMO Series 5482 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 12/25/2054	5.374%	36,004	36,359
CMO Series 5500 Class DF
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 10/25/2054	5.224%	28,014	28,220
CMO Series 5508B Class FE
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 02/25/2055	5.474%	30,660	30,988
Uniform Mortgage-Backed Security TBA(g)
01/14/2056	5.500%	671,000	680,382
Total			3,088,972
Total Residential Mortgage-Backed Securities - Agency (Cost $3,065,360)			3,088,972

Residential Mortgage-Backed Securities - Non-Agency 1.7%

United States 1.7%
ACRA Trust(a),(h)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	119,213	120,284
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	83,428	84,384
CSMC Trust(a),(c)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	200,878	200,676
EFMT(a),(h)
CMO Series 2025-NQM6 Class A1A
12/25/2070	5.001%	100,000	100,097
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	102,399	86,448
MFA Trust(a),(h)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	101,368	101,724
PRKCM Trust(a),(c)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	63,409	63,420
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	125,163	104,394
CMO Series 2025-1 Class A1
12/25/2065	5.098%	100,000	100,138
SG Residential Mortgage Trust(a),(h)
CMO Series 2022-2 Class A1
08/25/2062	5.353%	72,408	72,473
Verus Securitization Trust(a),(h)
CMO Series 2025-12 Class A1LC
12/25/2070	5.110%	100,000	100,196
Total			1,134,234
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,116,474)			1,134,234

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,787)	1,569

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(i),(j)	20,401	20,395
Total Money Market Funds (Cost $20,395)		20,395
Total Investments in Securities (Cost $71,400,816)		65,985,985
Other Assets & Liabilities, Net		(681,594)
Net Assets		$65,304,391
At December 31, 2025, securities and/or cash totaling $370,464 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
997,000 AUD	647,667 USD	Citi	01/05/2026	—	(17,682)
25,000 CAD	18,189 USD	Citi	01/05/2026	—	(25)
110,000 GBP	146,402 USD	Citi	01/05/2026	—	(1,873)
229,650,000 JPY	1,471,842 USD	Citi	01/05/2026	5,741	—
561,000 NZD	318,380 USD	Citi	01/05/2026	—	(4,616)
3,761,000 SEK	395,862 USD	Citi	01/05/2026	—	(12,653)
172,961 USD	1,098,000 DKK	Citi	01/05/2026	—	(201)
218,434 USD	186,848 EUR	Citi	01/05/2026	1,150	—
14,095,487 USD	11,980,000 EUR	Citi	01/05/2026	—	(16,591)
398,914 USD	300,000 GBP	Citi	01/05/2026	5,471	—
13,250,193 USD	9,818,000 GBP	Citi	01/05/2026	—	(16,020)
329,850 USD	3,033,000 SEK	Citi	01/05/2026	—	(408)
1,098,000 DKK	173,253 USD	Citi	02/03/2026	184	—
11,932,000 EUR	14,058,282 USD	Citi	02/03/2026	15,842	—
9,818,000 GBP	13,249,674 USD	Citi	02/03/2026	15,975	—
3,033,000 SEK	330,355 USD	Citi	02/03/2026	390	—
162,000 USD	25,082,460 JPY	Citi	03/18/2026	—	(872)
10,000 AUD	6,642 USD	Deutsche Bank	01/05/2026	—	(32)
1,494,092 CAD	1,063,833 USD	Deutsche Bank	01/05/2026	—	(24,719)
1,098,000 DKK	170,668 USD	Deutsche Bank	01/05/2026	—	(2,092)
12,203,000 EUR	14,176,614 USD	Deutsche Bank	01/05/2026	—	(164,351)
10,189,650 GBP	13,471,777 USD	Deutsche Bank	01/05/2026	—	(263,362)
9,067 USD	13,821 AUD	Deutsche Bank	01/05/2026	157	—
660,109 USD	985,000 AUD	Deutsche Bank	01/05/2026	—	(2,769)
66,373 USD	91,558 CAD	Deutsche Bank	01/05/2026	334	—
1,041,529 USD	1,427,000 CAD	Deutsche Bank	01/05/2026	—	(1,858)
40,083 USD	34,400 EUR	Deutsche Bank	01/05/2026	344	—
240,701 USD	180,487 GBP	Deutsche Bank	01/05/2026	2,586	—
1,466,049 USD	229,010,000 JPY	Deutsche Bank	01/05/2026	—	(4,034)
322,889 USD	557,000 NZD	Deutsche Bank	01/05/2026	—	(2,197)
77,542 USD	728,000 SEK	Deutsche Bank	01/05/2026	1,533	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
985,000 AUD	660,180 USD	Deutsche Bank	02/03/2026	2,726	—
1,427,000 CAD	1,042,886 USD	Deutsche Bank	02/03/2026	1,807	—
52,366 GBP	70,431 USD	Deutsche Bank	02/03/2026	—	(153)
229,010,000 JPY	1,469,888 USD	Deutsche Bank	02/03/2026	3,966	—
522,000 NZD	303,000 USD	Deutsche Bank	02/03/2026	2,070	—
6,687 USD	10,025 AUD	Deutsche Bank	02/03/2026	5	—
142,356 USD	195,000 CAD	Deutsche Bank	02/03/2026	—	(92)
236,802 USD	201,427 EUR	Deutsche Bank	02/03/2026	252	—
127,757 USD	95,000 GBP	Deutsche Bank	02/03/2026	294	—
11,633 USD	1,818,883 JPY	Deutsche Bank	02/03/2026	9	—
3,885 USD	6,748 NZD	Deutsche Bank	02/03/2026	6	—
3,897 USD	35,863 SEK	Deutsche Bank	02/03/2026	5	—
69,000 USD	1,250,315 MXN	Deutsche Bank	03/18/2026	—	(57)
Total				60,847	(536,657)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	17	03/2027	USD	4,117,825	1,878	—
3-Month SOFR	5	03/2027	USD	1,211,125	—	(444)
Australian 3-Year Bond	11	03/2026	AUD	1,154,951	—	(522)
Canadian Government 10-Year Bond	2	03/2026	CAD	241,820	341	—
Euro-Bund	2	03/2026	EUR	255,140	567	—
Long Gilt	7	03/2026	GBP	639,590	5,020	—
U.S. Treasury 10-Year Note	2	03/2026	USD	224,875	—	(1,456)
U.S. Treasury 2-Year Note	16	03/2026	USD	3,340,625	662	—
U.S. Treasury 5-Year Note	11	03/2026	USD	1,202,352	784	—
U.S. Treasury 5-Year Note	2	03/2026	USD	218,609	—	(81)
Total					9,252	(2,503)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(3)	03/2029	USD	(723,863)	214	—
Australian 10-Year Bond	(1)	03/2026	AUD	(109,484)	51	—
U.S. Long Bond	(3)	03/2026	USD	(346,781)	2,849	—
U.S. Treasury Ultra 10-Year Note	(14)	03/2026	USD	(1,610,219)	2,547	—
U.S. Treasury Ultra 10-Year Note	(6)	03/2026	USD	(690,094)	—	(1,790)
U.S. Treasury Ultra Bond	(2)	03/2026	USD	(236,000)	778	—
U.S. Treasury Ultra Bond	(2)	03/2026	USD	(236,000)	—	(161)
Total					6,439	(1,951)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	1,430,000	1,430,000	3.00	06/08/2026	1,787	1,569

The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(147,400)	(147,400)	3.60	02/17/2026	(582)	(342)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(110,900)	(110,900)	3.20	12/16/2026	(776)	(711)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(1,430,000)	(1,430,000)	2.50	06/08/2026	(662)	(506)
Total							(2,020)	(1,559)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(542,000)	(542,000)	4.00	04/23/2026	(3,320)	(3,667)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(147,400)	(147,400)	4.00	02/17/2026	(527)	(301)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(110,900)	(110,900)	4.60	12/16/2026	(909)	(776)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(1,430,000)	(1,430,000)	3.50	06/08/2026	(1,390)	(931)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,204,000)	(3,204,000)	4.30	09/20/2027	(8,907)	(8,290)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(524,000)	(524,000)	3.58	02/20/2026	(498)	(109)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(600,000)	(600,000)	4.00	12/08/2027	(2,730)	(2,709)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,748,000)	(1,748,000)	4.50	12/16/2027	(4,405)	(4,499)
Total							(22,686)	(21,282)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.818%	1-Day Overnight Fed Funds Effective Rate	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/28/2026	USD	10,047,000	2,255	—	—	2,255	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 3.682%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/28/2026	USD	4,895,000	(196)	—	—	—	(196)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 3.680%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/28/2026	USD	10,050,000	(351)	—	—	—	(351)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 3.789%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/28/2026	USD	10,047,000	(1,873)	—	—	—	(1,873)
Fixed rate of 3.618%	1-Day Overnight Fed Funds Effective Rate	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2026	USD	5,233,000	73	—	—	73	—
Fixed rate of 3.590%	1-Day Overnight Fed Funds Effective Rate	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2026	USD	5,018,000	(116)	—	—	—	(116)
Fixed rate of 3.592%	1-Day Overnight Fed Funds Effective Rate	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2026	USD	10,490,000	(214)	—	—	—	(214)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.589%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/29/2027	USD	840,000	1,545	—	—	1,545	—
TONA	Fixed rate of 0.998%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/12/2027	JPY	46,987,277	(10)	—	—	—	(10)
TONA	Fixed rate of 1.018%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/12/2027	JPY	106,524,855	(164)	—	—	—	(164)
TONA	Fixed rate of 1.027%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/12/2027	JPY	114,986,592	(236)	—	—	—	(236)
TONA	Fixed rate of 0.676%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/21/2027	JPY	45,849,057	1,080	—	—	1,080	—
TONA	Fixed rate of 0.683%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/21/2027	JPY	45,319,245	1,047	—	—	1,047	—
TONA	Fixed rate of 0.698%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/11/2027	JPY	36,190,189	870	—	—	870	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.915%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/12/2027	USD	805,000	(6,190)	—	—	—	(6,190)
TONA	Fixed rate of 0.869%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/09/2027	JPY	145,572,750	2,328	—	—	2,328	—
Fixed rate of 3.317%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	245,163	2,017	—	—	2,017	—
Fixed rate of 3.230%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	2,014	—	—	2,014	—
Fixed rate of 3.204%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	1,821	—	—	1,821	—
Fixed rate of 3.429%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	120,243	1,346	—	—	1,346	—
Fixed rate of 3.304%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	125,154	988	—	—	988	—
Fixed rate of 3.284%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	122,700	904	—	—	904	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.803%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	USD	925,000	(7,321)	—	—	—	(7,321)
Fixed rate of 3.255%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2027	GBP	204,740	1,952	—	—	1,952	—
Fixed rate of 1.007%	TONA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/11/2027	JPY	33,790,000	(533)	—	—	—	(533)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.771%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	USD	180,000	(810)	—	—	—	(810)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.924%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	USD	190,000	(1,728)	—	—	—	(1,728)
Fixed rate of 3.230%	SOFR	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/09/2027	USD	730,000	402	—	—	402	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.585%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	200,000	24	—	—	24	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.749%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	510,000	(2,404)	—	—	—	(2,404)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	280,000	3,718	—	—	3,718	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	1,199	—	—	1,199	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	2,921	—	—	2,921	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.707%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	USD	690,000	(4,419)	—	—	—	(4,419)
UK Retail Price Index All Items Monthly	Fixed rate of 3.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	122,700	(2,161)	—	—	—	(2,161)
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	125,154	(2,290)	—	—	—	(2,290)
UK Retail Price Index All Items Monthly	Fixed rate of 3.492%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	120,244	(2,623)	—	—	—	(2,623)
UK Retail Price Index All Items Monthly	Fixed rate of 3.427%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	245,162	(4,552)	—	—	—	(4,552)
UK Retail Price Index All Items Monthly	Fixed rate of 3.342%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	(4,809)	—	—	—	(4,809)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	(5,188)	—	—	—	(5,188)
UK Retail Price Index All Items Monthly	Fixed rate of 3.369%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	204,740	(3,581)	—	—	—	(3,581)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.538%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2029	USD	83,000	(27)	—	—	—	(27)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.429%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	22,250	(2)	—	—	—	(2)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.428%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	118,167	(21)	—	—	—	(21)
Fixed rate of 2.390%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	340,000	(182)	—	—	—	(182)
UK Retail Price Index All Items Monthly	Fixed rate of 3.394%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	53,700	(1,178)	—	—	—	(1,178)
UK Retail Price Index All Items Monthly	Fixed rate of 3.404%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	54,774	(1,238)	—	—	—	(1,238)
UK Retail Price Index All Items Monthly	Fixed rate of 3.457%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	52,625	(1,360)	—	—	—	(1,360)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.407%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	107,296	(2,442)	—	—	—	(2,442)
UK Retail Price Index All Items Monthly	Fixed rate of 3.321%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	160,000	(2,799)	—	—	—	(2,799)
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	155,000	(2,919)	—	—	—	(2,919)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.689%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/17/2030	USD	330,000	(3,211)	—	—	—	(3,211)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.702%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/22/2030	USD	94,000	(965)	—	—	—	(965)
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2030	GBP	89,604	(1,919)	—	—	—	(1,919)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.632%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2030	USD	274,000	(2,269)	—	—	—	(2,269)
UK Retail Price Index All Items Monthly	Fixed rate of 3.153%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2030	GBP	300,000	(2,912)	—	—	—	(2,912)
Fixed rate of 1.583%	France CPI ex-Tobacco	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2030	EUR	305,000	2,124	—	—	2,124	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.845%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2030	EUR	305,000	(700)	—	—	—	(700)
UK Retail Price Index All Items Monthly	Fixed rate of 3.178%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2030	GBP	300,000	(2,176)	—	—	—	(2,176)
UK Retail Price Index All Items Monthly	Fixed rate of 3.173%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2030	GBP	305,000	(2,443)	—	—	—	(2,443)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.333%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/05/2031	USD	220,000	(3)	—	—	—	(3)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	410,000	(25,834)	—	—	—	(25,834)
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	(19,371)	—	—	—	(19,371)
UK Retail Price Index All Items Monthly	Fixed rate of 3.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	175,000	(11,420)	—	—	—	(11,420)
Fixed rate of 2.020%	France CPI ex-Tobacco	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	2,823	—	—	2,823	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.058%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	(1,364)	—	—	—	(1,364)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.211%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	155,000	4,306	—	—	4,306	—
Fixed rate of 3.199%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	160,000	4,164	—	—	4,164	—
Fixed rate of 3.241%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	107,296	3,318	—	—	3,318	—
Fixed rate of 3.273%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	52,626	1,806	—	—	1,806	—
Fixed rate of 3.242%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	54,774	1,701	—	—	1,701	—
Fixed rate of 3.244%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	53,700	1,681	—	—	1,681	—
Fixed rate of 3.203%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2035	GBP	89,604	2,524	—	—	2,524	—
Fixed rate of 3.086%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2035	GBP	300,000	3,664	—	—	3,664	—
Fixed rate of 3.078%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2035	GBP	305,000	3,084	—	—	3,084	—
Fixed rate of 3.077%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2035	GBP	300,000	2,698	—	—	2,698	—
Fixed rate of 1.866%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2035	EUR	155,000	1,135	—	—	1,135	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.963%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2035	EUR	155,000	(398)	—	—	—	(398)
SONIA	Fixed rate of 3.953%	Receives Annually, Pays Annually	Goldman Sachs	12/03/2035	GBP	153,000	558	—	—	558	—
Total							(74,832)	—	—	64,090	(138,922)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.200%
France CPI ex-Tobacco	Consumer Price Index Excluding Tobacco	0.720%
SOFR	Secured Overnight Financing Rate	3.710%
SONIA	Sterling Overnight Index Average	3.725%
TONA	Tokyo Overnight Average Rate	0.728%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	3.400%
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.680%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $30,186,421, which represents 46.22% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(i)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	1,136,943	12,198,320	(13,314,874)	6	20,395	39	8,965	20,401
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
14
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	97,260	—	97,260
Commercial Mortgage-Backed Securities - Non-Agency	—	1,403,091	—	1,403,091
Corporate Bonds & Notes	—	187,518	—	187,518
Foreign Government Obligations	—	666,289	—	666,289
Inflation-Indexed Bonds	—	59,386,657	—	59,386,657
Residential Mortgage-Backed Securities - Agency	—	3,088,972	—	3,088,972
Residential Mortgage-Backed Securities - Non-Agency	—	1,134,234	—	1,134,234
Call Option Contracts Purchased	—	1,569	—	1,569
Money Market Funds	20,395	—	—	20,395
Total Investments in Securities	20,395	65,965,590	—	65,985,985
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	60,847	—	60,847
Futures Contracts	15,691	—	—	15,691
Swap Contracts	—	64,090	—	64,090
Liability
Forward Foreign Currency Exchange Contracts	—	(536,657)	—	(536,657)
Futures Contracts	(4,454)	—	—	(4,454)
Call Option Contracts Written	—	(1,559)	—	(1,559)
Put Option Contracts Written	—	(21,282)	—	(21,282)
Swap Contracts	—	(138,922)	—	(138,922)
Total	31,632	65,392,107	—	65,423,739
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
15

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $71,378,634)	$65,964,021
Affiliated issuers (cost $20,395)	20,395
Option contracts purchased (cost $1,787)	1,569
Cash	655
Foreign currency (cost $24,988)	25,015
Margin deposits on:
Futures contracts	104,252
Swap contracts	238,000
Unrealized appreciation on forward foreign currency exchange contracts	60,847
Receivable for:
Investments sold	841,194
Capital shares sold	562
Dividends	247
Interest	236,185
Foreign tax reclaims	1,577
Variation margin for futures contracts	7,678
Variation margin for swap contracts	18,102
Expense reimbursement due from Investment Manager	328
Prepaid expenses	2,807
Total assets	67,523,434
Liabilities
Option contracts written, at value (premiums received $24,706)	22,841
Unrealized depreciation on forward foreign currency exchange contracts	536,657
Payable for:
Investments purchased	637,399
Investments purchased on a delayed delivery basis	679,638
Capital shares redeemed	33,168
Variation margin for futures contracts	4,683
Variation margin for swap contracts	7,234
Management services fees	913
Distribution and/or service fees	280
Service fees	3,356
Compensation of chief compliance officer	11
Compensation of board members	466
Other expenses	41,063
Deferred compensation of board members	251,334
Total liabilities	2,219,043
Net assets applicable to outstanding capital stock	$65,304,391
Represented by
Paid in capital	89,040,716
Total distributable earnings (loss)	(23,736,325)
Total - representing net assets applicable to outstanding capital stock	$65,304,391
Class 1
Net assets	$1,322,507
Shares outstanding	301,576
Net asset value per share	$4.39
Class 2
Net assets	$17,576,672
Shares outstanding	4,127,771
Net asset value per share	$4.26
Class 3
Net assets	$46,405,212
Shares outstanding	10,655,990
Net asset value per share	$4.35
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
17

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$8,965
Interest	2,890,161
Total income	2,899,126
Expenses:
Management services fees	354,192
Distribution and/or service fees
Class 2	46,891
Class 3	61,835
Service fees	41,660
Custodian fees	26,574
Printing and postage fees	16,781
Accounting services fees	54,065
Legal fees	18,575
Interest on collateral	158
Compensation of chief compliance officer	10
Compensation of board members	11,741
Deferred compensation of board members	37,801
Other	6,954
Total expenses	677,237
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(137,747)
Total net expenses	539,490
Net investment income	2,359,636
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,458,477)
Investments — affiliated issuers	39
Foreign currency translations	143,307
Forward foreign currency exchange contracts	(1,758,766)
Futures contracts	(99,341)
Option contracts purchased	(66,450)
Option contracts written	41,832
Swap contracts	80,967
Net realized loss	(5,116,889)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,506,366
Investments — affiliated issuers	6
Foreign currency translations	5,542
Forward foreign currency exchange contracts	(1,091,771)
Futures contracts	39,341
Option contracts purchased	24,981
Option contracts written	(1,973)
Swap contracts	(53,810)
Net change in unrealized appreciation (depreciation)	5,428,682
Net realized and unrealized gain	311,793
Net increase in net assets resulting from operations	$2,671,429
The accompanying Notes to Financial Statements are an integral part of this statement.
18
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$2,359,636	$1,892,280
Net realized loss	(5,116,889)	(2,854,325)
Net change in unrealized appreciation (depreciation)	5,428,682	161,254
Net increase (decrease) in net assets resulting from operations	2,671,429	(800,791)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(45,763)	(21,692)
Class 2	(653,668)	(370,886)
Class 3	(1,738,973)	(1,028,243)
Total distributions to shareholders	(2,438,404)	(1,420,821)
Decrease in net assets from capital stock activity	(6,796,222)	(9,557,633)
Total decrease in net assets	(6,563,197)	(11,779,245)
Net assets at beginning of year	71,867,588	83,646,833
Net assets at end of year	$65,304,391	$71,867,588

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	69,357	305,493	53,094	236,356
Distributions reinvested	10,593	45,763	4,897	21,692
Shares redeemed	(38,844)	(170,746)	(51,009)	(226,591)
Net increase	41,106	180,510	6,982	31,457
Class 2
Shares sold	229,094	985,095	241,025	1,041,921
Distributions reinvested	155,635	653,668	86,052	370,886
Shares redeemed	(876,806)	(3,752,937)	(1,027,456)	(4,446,221)
Net decrease	(492,077)	(2,114,174)	(700,379)	(3,033,414)
Class 3
Shares sold	556,407	2,448,490	590,655	2,611,272
Distributions reinvested	405,355	1,738,973	233,692	1,028,243
Shares redeemed	(2,071,284)	(9,050,021)	(2,305,060)	(10,195,191)
Net decrease	(1,109,522)	(4,862,558)	(1,480,713)	(6,555,676)
Total net decrease	(1,560,493)	(6,796,222)	(2,174,110)	(9,557,633)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$4.37	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.50	0.12	(0.16)	(0.04)	(0.09)	—	(0.09)
Year Ended 12/31/2023	$4.74	0.16	0.02	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.14	0.35	(1.39)	(1.04)	(0.26)	(0.10)	(0.36)
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Class 2
Year Ended 12/31/2025	$4.25	0.14	0.02	0.16	(0.15)	—	(0.15)
Year Ended 12/31/2024	$4.38	0.10	(0.15)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.62	0.14	0.03	0.17	(0.41)	—	(0.41)
Year Ended 12/31/2022	$5.99	0.32	(1.35)	(1.03)	(0.24)	(0.10)	(0.34)
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Class 3
Year Ended 12/31/2025	$4.34	0.15	0.02	0.17	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.47	0.11	(0.16)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.71	0.15	0.03	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.10	0.33	(1.37)	(1.04)	(0.25)	(0.10)	(0.35)
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$4.39	4.23%	0.83% (c)	0.62% (c)	3.55%	63%	$1,323
Year Ended 12/31/2024	$4.37	(0.92% )	0.81% (c)	0.61% (c)	2.57%	78%	$1,139
Year Ended 12/31/2023	$4.50	4.10%	0.74% (c),(d)	0.60% (c),(d)	3.39%	112%	$1,141
Year Ended 12/31/2022	$4.74	(17.51% )	0.70% (c)	0.60% (c)	6.63%	123%	$1,219
Year Ended 12/31/2021	$6.14	4.56%	0.72% (c)	0.61% (c)	2.99%	58%	$682
Class 2
Year Ended 12/31/2025	$4.26	3.84%	1.07% (c)	0.87% (c)	3.31%	63%	$17,577
Year Ended 12/31/2024	$4.25	(1.20% )	1.06% (c)	0.86% (c)	2.33%	78%	$19,634
Year Ended 12/31/2023	$4.38	3.89%	0.99% (c),(d)	0.85% (c),(d)	3.15%	112%	$23,286
Year Ended 12/31/2022	$4.62	(17.69% )	0.94% (c)	0.85% (c)	6.21%	123%	$26,850
Year Ended 12/31/2021	$5.99	4.43%	0.97% (c)	0.87% (c)	2.41%	58%	$31,002
Class 3
Year Ended 12/31/2025	$4.35	3.88%	0.94% (c)	0.75% (c)	3.43%	63%	$46,405
Year Ended 12/31/2024	$4.34	(1.06% )	0.94% (c)	0.74% (c)	2.47%	78%	$51,095
Year Ended 12/31/2023	$4.47	3.95%	0.86% (c),(d)	0.73% (c),(d)	3.26%	112%	$59,220
Year Ended 12/31/2022	$4.71	(17.58% )	0.82% (c)	0.73% (c)	6.26%	123%	$67,438
Year Ended 12/31/2021	$6.10	4.48%	0.85% (c)	0.74% (c)	2.46%	58%	$90,783
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
21

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
22
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
24
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
26
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	60,847
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	15,691 *
Interest rate risk	Investments, at value — Option contracts purchased	1,569
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	64,090 *
Total		142,197

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	536,657
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,454 *
Interest rate risk	Option contracts written, at value	22,841
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	138,922 *
Total		702,874

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(1,758,766)	—	(171)	8,151	—	(1,750,786)
Interest rate risk	—	(99,341)	(66,279)	33,681	80,967	(50,972)
Total	(1,758,766)	(99,341)	(66,450)	41,832	80,967	(1,801,758)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(1,091,771)	—	—	—	—	(1,091,771)
Interest rate risk	—	39,341	24,981	(1,973)	(53,810)	8,539
Total	(1,091,771)	39,341	24,981	(1,973)	(53,810)	(1,083,232)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	14,708,323
Futures contracts — short	5,290,921

28
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Derivative instrument	Average value ($)
Option contracts purchased	10,478
Option contracts written	(15,154)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	212,677	(313,151)
Interest rate swap contracts	66,066	(58,903)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi	Deutsche Bank	Goldman Sachs	Total
Assets
Centrally cleared interest rate swap contracts (a)	$-	-	18,102	18,102
Forward foreign currency exchange contracts	44,753	16,094	-	60,847
Call option contracts purchased	1,569	-	-	1,569
Total assets	46,322	16,094	18,102	80,518
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	7,234	7,234
Forward foreign currency exchange contracts	70,941	465,716	-	536,657
Call option contracts written	506	1,053	-	1,559
Put option contracts written	12,888	8,394	-	21,282
Total liabilities	84,335	475,163	7,234	566,732
Total financial and derivative net assets	(38,013)	(459,069)	10,868	(486,214)
Total collateral received (pledged) (b)	(18,085)	(10,127)	-	(28,212)
Net amount (c)	$(19,928)	(448,942)	10,868	(458,002)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
30
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
31

Notes to Financial Statements (continued)
December 31, 2025
responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.51% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
32
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.62
Class 2	0.87
Class 3	0.745
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, treasury inflation protected securities (tips), principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(1,724,851)	1,724,851	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
2,438,404	—	2,438,404	1,420,821	—	1,420,821
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
33

Notes to Financial Statements (continued)
December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
874,032	—	(13,597,342)	(10,762,613)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
76,186,352	1,084,273	(11,846,886)	(10,762,613)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(7,410,726)	(6,186,616)	(13,597,342)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $43,869,262 and $53,793,976, respectively, for the year ended December 31, 2025, of which $31,610,411 and $38,512,231, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $25 for the year ended December 31, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
34
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
35

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
36
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – BlackRock Global Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – BlackRock Global Inflation-Protected Securities Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025
37

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – BlackRock Global Inflation-Protected Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7029_12_E01_(02/26)

Columbia Variable Portfolio – Core Equity Fund
Annual Financial Statements and Additional Information
December 31, 2025
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Core Equity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.8%
Interactive Media & Services 10.8%
Alphabet, Inc., Class A	50,511	15,809,943
Meta Platforms, Inc., Class A	12,961	8,555,427
Total		24,365,370
Total Communication Services		24,365,370
Consumer Discretionary 10.5%
Automobile Components 1.2%
Aptiv PLC(a)	36,669	2,790,144
Automobiles 1.2%
Tesla, Inc.(a)	5,740	2,581,393
Broadline Retail 3.2%
Amazon.com, Inc.(a)	31,060	7,169,269
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.	796	4,262,843
Specialty Retail 0.3%
Ross Stores, Inc.	3,567	642,559
Textiles, Apparel & Luxury Goods 2.7%
Ralph Lauren Corp.	9,284	3,282,915
Tapestry, Inc.	22,562	2,882,747
Total		6,165,662
Total Consumer Discretionary		23,611,870
Consumer Staples 4.2%
Beverages 0.5%
Molson Coors Beverage Co., Class B	24,190	1,129,189
Consumer Staples Distribution & Retail 0.2%
Target Corp.	3,339	326,387
Food Products 0.6%
ConAgra Foods, Inc.	78,414	1,357,346
Household Products 1.2%
Colgate-Palmolive Co.	5,224	412,801
Procter & Gamble Co. (The)	16,348	2,342,832
Total		2,755,633
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.7%
Altria Group, Inc.	67,728	3,905,197
Total Consumer Staples		9,473,752
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	28,849	4,396,876
Exxon Mobil Corp.	8,453	1,017,234
Valero Energy Corp.	4,933	803,043
Total		6,217,153
Total Energy		6,217,153
Financials 13.1%
Banks 2.3%
Citigroup, Inc.	35,743	4,170,851
JPMorgan Chase & Co.	3,239	1,043,670
Total		5,214,521
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	27,201	3,157,764
Blackrock, Inc.	2,627	2,811,783
Charles Schwab Corp. (The)	15,457	1,544,309
CME Group, Inc.	1,344	367,020
S&P Global, Inc.	4,632	2,420,637
Total		10,301,513
Consumer Finance 1.9%
Synchrony Financial	52,514	4,381,243
Financial Services 2.6%
Visa, Inc., Class A	16,348	5,733,407
Insurance 1.7%
Allstate Corp. (The)	17,963	3,738,998
Total Financials		29,369,682
Health Care 9.5%
Biotechnology 2.1%
AbbVie, Inc.	6,792	1,551,904
Amgen, Inc.	2,598	850,352
Argenx SE, ADR(a)	297	249,762
BioMarin Pharmaceutical, Inc.(a)	4,770	283,481
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.	928	716,295
Vertex Pharmaceuticals, Inc.(a)	2,514	1,139,747
Total		4,791,541
Health Care Equipment & Supplies 0.2%
STERIS PLC	1,288	326,534
Health Care Providers & Services 1.7%
CVS Health Corp.	14,427	1,144,927
McKesson Corp.	3,167	2,597,858
Total		3,742,785
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.(a)	14,530	2,898,444
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	85,021	4,586,033
Pfizer, Inc.	66,890	1,665,561
Viatris, Inc.	260,204	3,239,540
Total		9,491,134
Total Health Care		21,250,438
Industrials 8.1%
Aerospace & Defense 1.7%
General Dynamics Corp.	11,388	3,833,884
Construction & Engineering 0.4%
EMCOR Group, Inc.	1,263	772,691
Electrical Equipment 0.2%
Rockwell Automation, Inc.	1,263	491,395
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	9,299	759,821
Machinery 2.8%
Pentair PLC	33,782	3,518,057
Snap-On, Inc.	8,251	2,843,295
Total		6,361,352
Passenger Airlines 1.3%
Delta Air Lines, Inc.	26,905	1,867,207
United Airlines Holdings, Inc.(a)	9,806	1,096,507
Total		2,963,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Automatic Data Processing, Inc.	6,295	1,619,263
Broadridge Financial Solutions, Inc.	6,787	1,514,655
Total		3,133,918
Total Industrials		18,316,775
Information Technology 34.1%
Communications Equipment 2.5%
Arista Networks, Inc.(a)	26,834	3,516,059
Cisco Systems, Inc.	27,839	2,144,438
Total		5,660,497
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity PLC	1,338	304,408
IT Services 0.7%
VeriSign, Inc.	6,622	1,608,815
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc.(a)	6,737	1,442,796
Broadcom, Inc.	7,584	2,624,822
KLA Corp.	724	879,718
NVIDIA Corp.	112,866	21,049,509
QUALCOMM, Inc.	22,748	3,891,046
Total		29,887,891
Software 10.7%
Adobe, Inc.(a)	11,572	4,050,084
Fortinet, Inc.(a)	8,128	645,445
Microsoft Corp.	22,646	10,952,059
Palantir Technologies, Inc., Class A(a)	20,311	3,610,280
Salesforce, Inc.	16,089	4,262,137
ServiceNow, Inc.(a)	3,711	568,488
Total		24,088,493
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.(b)	52,596	14,298,749
NetApp, Inc.	7,528	806,173
Total		15,104,922
Total Information Technology		76,655,026
Materials 1.9%
Chemicals 1.1%
CF Industries Holdings, Inc.	32,568	2,518,809
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Newmont Corp.	17,547	1,752,068
Total Materials		4,270,877
Real Estate 1.6%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	19,019	337,207
Specialized REITs 1.4%
American Tower Corp.	9,742	1,710,403
Equinix, Inc.	692	530,182
SBA Communications Corp.	4,823	932,913
Total		3,173,498
Total Real Estate		3,510,705
Utilities 2.5%
Electric Utilities 2.0%
Edison International	20,461	1,228,069
Exelon Corp.	29,709	1,295,016
PG&E Corp.	125,816	2,021,863
Total		4,544,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	79,537	1,140,560
Total Utilities		5,685,508
Total Common Stocks (Cost $155,966,319)		222,727,156

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	2,185,428	2,184,773
Total Money Market Funds (Cost $2,184,767)		2,184,773
Total Investments in Securities (Cost: $158,151,086)		224,911,929
Other Assets & Liabilities, Net		(191,347)
Net Assets		224,720,582
At December 31, 2025, securities and/or cash totaling $703,302 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	7	03/2026	USD	2,412,375	—	(21,937)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	4,092,121	28,054,989	(29,962,343)	6	2,184,773	(330)	107,058	2,185,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	24,365,370	—	—	24,365,370
Consumer Discretionary	23,611,870	—	—	23,611,870
Consumer Staples	9,473,752	—	—	9,473,752
Energy	6,217,153	—	—	6,217,153
Financials	29,369,682	—	—	29,369,682
Health Care	21,250,438	—	—	21,250,438
Industrials	18,316,775	—	—	18,316,775
Information Technology	76,655,026	—	—	76,655,026
Materials	4,270,877	—	—	4,270,877
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	3,510,705	—	—	3,510,705
Utilities	5,685,508	—	—	5,685,508
Total Common Stocks	222,727,156	—	—	222,727,156
Money Market Funds	2,184,773	—	—	2,184,773
Total Investments in Securities	224,911,929	—	—	224,911,929
Investments in Derivatives
Liability
Futures Contracts	(21,937)	—	—	(21,937)
Total	224,889,992	—	—	224,889,992
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $155,966,319)	$222,727,156
Affiliated issuers (cost $2,184,767)	2,184,773
Receivable for:
Dividends	153,159
Expense reimbursement due from Investment Manager	342
Prepaid expenses	3,133
Total assets	225,068,563
Liabilities
Payable for:
Capital shares redeemed	213,930
Variation margin for futures contracts	18,112
Management services fees	2,483
Compensation of chief compliance officer	36
Compensation of board members	533
Other expenses	23,128
Deferred compensation of board members	89,759
Total liabilities	347,981
Net assets applicable to outstanding capital stock	$224,720,582
Represented by
Trust capital	$224,720,582
Total - representing net assets applicable to outstanding capital stock	$224,720,582
Shares outstanding	4,032,968
Net asset value per share	55.72
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Core Equity Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$3,043,464
Dividends — affiliated issuers	107,058
Total income	3,150,522
Expenses:
Management services fees	862,831
Custodian fees	13,931
Printing and postage fees	10,927
Accounting services fees	31,922
Legal fees	20,984
Interest on collateral	185
Compensation of chief compliance officer	36
Compensation of board members	13,298
Deferred compensation of board members	14,318
Other	8,706
Total expenses	977,138
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(114,014)
Total net expenses	863,124
Net investment income	2,287,398
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	24,391,629
Investments — affiliated issuers	(330)
Futures contracts	(16,195)
Net realized gain	24,375,104
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,186,556
Investments — affiliated issuers	6
Futures contracts	97,592
Net change in unrealized appreciation (depreciation)	3,284,154
Net realized and unrealized gain	27,659,258
Net increase in net assets resulting from operations	$29,946,656
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$2,287,398	$2,508,993
Net realized gain	24,375,104	26,846,593
Net change in unrealized appreciation (depreciation)	3,284,154	20,478,275
Net increase in net assets resulting from operations	29,946,656	49,833,861
Decrease in net assets from capital stock activity	(27,653,552)	(25,510,889)
Total increase in net assets	2,293,104	24,322,972
Net assets at beginning of year	222,427,478	198,104,506
Net assets at end of year	$224,720,582	$222,427,478

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	41,157	2,129,016	705	34,298
Shares redeemed	(596,394)	(29,782,568)	(575,942)	(25,545,187)
Total net decrease	(555,237)	(27,653,552)	(575,237)	(25,510,889)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Core Equity Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$48.48	$38.37	$30.75	$37.75	$28.34
Income from investment operations:
Net investment income	0.53	0.52	0.47	0.43	0.41
Net realized and unrealized gain (loss)	6.71	9.59	7.15	(7.43)	9.00
Total from investment operations	7.24	10.11	7.62	(7.00)	9.41
Net asset value, end of period	$55.72	$48.48	$38.37	$30.75	$37.75
Total return	14.93%	26.35%	24.78%	(18.54%)	33.20%
Ratios to average net assets
Total gross expenses(a)	0.45%(b)	0.45%(b)	0.45%(b)	0.44%	0.45%
Total net expenses(a),(c)	0.40%(b)	0.40%(b)	0.40%(b)	0.40%	0.40%
Net investment income	1.06%	1.16%	1.37%	1.33%	1.24%
Supplemental data
Portfolio turnover	52%	48%	52%	48%	56%
Net assets, end of period (in thousands)	$224,721	$222,427	$198,105	$175,136	$238,272

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
12
Columbia Variable Portfolio – Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Core Equity Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
14
Columbia Variable Portfolio – Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	21,937 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(16,195)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	97,592
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,814,018
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Variable Portfolio – Core Equity Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
16
Columbia Variable Portfolio – Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $110,997,552 and $134,260,996, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Core Equity Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
18
Columbia Variable Portfolio – Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Core Equity Fund  | 2025
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Core Equity Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
20
Columbia Variable Portfolio – Core Equity Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7003_12_E01_(02/26)

Columbia Variable Portfolio – Limited Duration Credit Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Limited Duration Credit Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 92.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.1%
BAE Systems PLC(a)
03/26/2029	5.125%	3,416,000	3,513,592
Boeing Co. (The)
05/01/2029	6.298%	2,615,000	2,777,416
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,044,000	6,130,898
Lockheed Martin Corp.
08/15/2030	4.400%	923,000	931,973
Northrop Grumman Corp.
02/01/2027	3.200%	5,146,000	5,110,295
United Technologies Corp.
11/16/2028	4.125%	5,256,000	5,272,843
Total			23,737,017
Banking 19.2%
Bank of America Corp.(b)
10/24/2031	1.922%	8,833,000	7,897,633
Citigroup, Inc.(b)
09/11/2031	4.503%	6,598,000	6,615,828
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	7,795,000	7,778,798
HSBC Holdings PLC(b)
11/06/2031	4.619%	4,644,000	4,656,109
JPMorgan Chase & Co.(b)
01/24/2031	5.140%	5,722,000	5,914,671
11/08/2032	2.545%	4,405,000	3,973,890
Morgan Stanley Private Bank(b)
11/19/2031	4.465%	7,953,000	7,969,796
Morgan Stanley Private Bank NA(b)
07/18/2031	4.734%	3,567,000	3,615,439
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	1,257,000	1,286,968
Royal Bank of Canada(b)
08/06/2031	4.696%	4,003,000	4,053,607
11/03/2031	4.305%	3,840,000	3,821,439
US Bancorp(b)
05/15/2031	5.083%	1,584,000	1,632,456
Wells Fargo & Co.(b)
04/23/2031	5.150%	4,500,000	4,642,896
Total			63,859,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	325,000	332,000
07/31/2032	6.125%	1,128,000	1,157,270
Total			1,489,270
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	1,710,000	1,600,085
Chemicals 2.2%
LYB Finance Co. BV(a)
03/15/2027	8.100%	2,144,000	2,235,297
LYB International Finance III LLC
01/15/2031	5.125%	4,997,000	5,017,644
Total			7,252,941
Diversified Manufacturing 0.6%
Siemens Funding BV(a)
05/28/2030	4.600%	2,140,000	2,183,482
Electric 9.3%
AEP Texas, Inc.
07/01/2030	2.100%	2,845,000	2,591,630
AES Corp. (The)
01/15/2026	1.375%	8,777,000	8,764,262
Emera US Finance LP
06/15/2026	3.550%	4,443,000	4,429,420
FirstEnergy Transmission LLC
01/15/2030	4.550%	3,441,000	3,467,333
NRG Energy, Inc.(a)
12/02/2027	2.450%	3,190,000	3,081,650
Pacific Gas and Electric Co.
06/15/2028	3.000%	4,331,000	4,201,051
WEC Energy Group, Inc.
09/12/2026	5.600%	807,000	814,919
Xcel Energy, Inc.
12/01/2029	2.600%	3,721,000	3,492,750
Total			30,843,015
Food and Beverage 11.3%
Bacardi-Martini BV(a)
02/01/2030	5.550%	7,938,000	8,188,878
Diageo Capital PLC
10/05/2026	5.375%	6,777,000	6,842,586
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Mills, Inc.
01/30/2027	4.700%	2,742,000	2,761,970
Heineken NV(a)
01/29/2028	3.500%	4,909,000	4,864,365
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	4,916,000	4,967,250
Kraft Heinz Foods Co.
04/01/2030	3.750%	4,246,000	4,155,787
Mars, Inc.(a)
03/01/2030	4.800%	2,555,000	2,610,575
Tyson Foods, Inc.
06/02/2027	3.550%	3,321,000	3,298,347
Total			37,689,758
Health Care 2.1%
CVS Health Corp.
04/01/2030	3.750%	1,250,000	1,219,977
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	1,159,000	1,162,309
HCA, Inc.
03/15/2027	3.125%	1,228,000	1,215,293
09/01/2030	3.500%	3,367,000	3,238,675
Total			6,836,254
Healthcare Insurance 2.7%
Centene Corp.
02/15/2030	3.375%	2,588,000	2,382,564
UnitedHealth Group, Inc.
12/15/2028	3.875%	4,275,000	4,271,651
05/15/2030	2.000%	2,397,000	2,186,238
Total			8,840,453
Independent Energy 4.0%
APA Corp.
01/15/2030	4.250%	2,045,000	2,007,829
Occidental Petroleum Corp.
09/01/2030	6.625%	5,960,000	6,403,082
Woodside Finance Ltd.
05/19/2030	5.400%	4,685,000	4,811,564
Total			13,222,475
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	3,215,000	3,282,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 8.8%
Corebridge Global Funding(a)
08/21/2028	4.250%	1,541,000	1,545,508
06/06/2030	4.850%	1,706,000	1,729,227
10/02/2030	4.450%	1,773,000	1,766,003
Met Tower Global Funding(a)
09/16/2030	4.200%	1,190,000	1,184,159
New York Life Global Funding(a)
12/05/2029	4.600%	1,462,000	1,485,135
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	3,613,000	3,749,248
Pacific Life Global Funding II(a)
01/11/2032	2.450%	2,413,000	2,143,629
Pricoa Global Funding I(a)
11/25/2030	4.350%	2,521,000	2,526,058
Principal Life Global Funding II(a)
11/27/2029	4.950%	9,740,000	9,951,141
Voya Financial, Inc.
06/15/2026	3.650%	1,645,000	1,640,420
Voya Global Funding(a)
11/24/2030	4.600%	1,575,000	1,582,459
Total			29,302,987
Media and Entertainment 1.0%
Meta Platforms, Inc.
11/15/2030	4.200%	2,500,000	2,504,547
11/15/2035	4.875%	903,000	902,307
Total			3,406,854
Midstream 5.7%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	9,260,000	9,249,317
Enbridge, Inc.
02/15/2031	4.500%	3,328,000	3,324,112
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,975,000	3,986,684
Western Midstream Operating LP
01/15/2029	6.350%	2,220,000	2,337,065
Total			18,897,178
Natural Gas 0.9%
NiSource, Inc.
07/01/2029	5.200%	3,011,000	3,104,010
Pharmaceuticals 5.7%
Amgen, Inc.
03/02/2030	5.250%	3,986,000	4,135,204
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2026	3.650%	6,425,000	6,419,505
Merck & Co, Inc.
09/15/2030	4.150%	4,908,000	4,922,252
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,635,000	1,731,109
12/02/2030	4.075%	1,634,000	1,629,610
Total			18,837,680
Railroads 1.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	5,060,000	4,554,764
Retailers 0.6%
Lowe’s Cos, Inc.
10/15/2028	4.000%	2,003,000	2,006,463
Technology 4.3%
Alphabet, Inc.
11/15/2030	4.100%	1,805,000	1,810,976
Broadcom, Inc.
02/15/2030	4.350%	1,854,000	1,866,289
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,221,000	4,358,555
Intel Corp.
11/15/2029	2.450%	1,035,000	965,838
International Business Machines Corp.
02/10/2028	4.650%	1,585,000	1,608,348
Oracle Corp.
09/26/2032	4.800%	3,795,000	3,664,941
Total			14,274,947
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,215,000	1,230,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.9%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	4,964,400	4,995,178
T-Mobile US, Inc.
04/15/2027	3.750%	1,938,000	1,931,784
04/15/2030	3.875%	2,621,000	2,576,151
Total			9,503,113
Total Corporate Bonds & Notes (Cost $302,891,738)			305,955,241

U.S. Treasury Obligations 4.2%

U.S. Treasury
06/30/2028	4.000%	8,532,000	8,631,318
07/31/2030	3.875%	350,000	352,625
12/31/2031	4.500%	4,783,000	4,951,900
Total U.S. Treasury Obligations (Cost $13,705,927)			13,935,843

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	8,658,061	8,655,463
Total Money Market Funds (Cost $8,655,408)		8,655,463
Total Investments in Securities (Cost: $325,253,073)		328,546,547
Other Assets & Liabilities, Net		3,657,164
Net Assets		332,203,711
At December 31, 2025, securities and/or cash totaling $987,374 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	520	03/2026	USD	108,570,312	19,147	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(102)	03/2026	USD	(11,468,625)	78,777	—
U.S. Treasury 5-Year Note	(551)	03/2026	USD	(60,226,883)	93,847	—
U.S. Treasury Ultra 10-Year Note	(9)	03/2026	USD	(1,035,141)	3,706	—
Total					176,330	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $79,024,209, which represents 23.79% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	137,240,435	414,476,731	(543,061,738)	35	8,655,463	(2,615)	1,966,321	8,658,061
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	305,955,241	—	305,955,241
U.S. Treasury Obligations	—	13,935,843	—	13,935,843
Money Market Funds	8,655,463	—	—	8,655,463
Total Investments in Securities	8,655,463	319,891,084	—	328,546,547
Investments in Derivatives
Asset
Futures Contracts	195,477	—	—	195,477
Total	8,850,940	319,891,084	—	328,742,024
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $316,597,665)	$319,891,084
Affiliated issuers (cost $8,655,408)	8,655,463
Margin deposits on:
Futures contracts	987,374
Receivable for:
Capital shares sold	1,050
Dividends	26,923
Interest	3,295,144
Variation margin for futures contracts	89,352
Expense reimbursement due from Investment Manager	1,313
Prepaid expenses	4,723
Total assets	332,952,426
Liabilities
Payable for:
Capital shares redeemed	469,052
Variation margin for futures contracts	35,860
Management services fees	4,379
Distribution and/or service fees	889
Service fees	15,202
Compensation of chief compliance officer	53
Compensation of board members	575
Other expenses	23,516
Deferred compensation of board members	199,189
Total liabilities	748,715
Net assets applicable to outstanding capital stock	$332,203,711
Represented by
Paid in capital	354,372,957
Total distributable earnings (loss)	(22,169,246)
Total - representing net assets applicable to outstanding capital stock	$332,203,711
Class 1
Net assets	$202,718,648
Shares outstanding	21,320,691
Net asset value per share	$9.51
Class 2
Net assets	$129,485,063
Shares outstanding	13,683,991
Net asset value per share	$9.46
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,966,321
Interest	31,222,077
Interfund lending	7,348
Total income	33,195,746
Expenses:
Management services fees	3,349,629
Distribution and/or service fees
Class 2	299,052
Service fees	90,152
Custodian fees	7,717
Printing and postage fees	12,577
Accounting services fees	32,423
Legal fees	29,407
Compensation of chief compliance officer	84
Compensation of board members	18,602
Deferred compensation of board members	29,750
Other	15,760
Total expenses	3,885,153
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(711,408)
Total net expenses	3,173,745
Net investment income	30,022,001
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,223,616
Investments — affiliated issuers	(2,615)
Futures contracts	(1,970,657)
Net realized gain	6,250,344
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,648,948
Investments — affiliated issuers	35
Futures contracts	(1,330,954)
Net change in unrealized appreciation (depreciation)	6,318,029
Net realized and unrealized gain	12,568,373
Net increase in net assets resulting from operations	$42,590,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$30,022,001	$35,692,850
Net realized gain	6,250,344	2,200,137
Net change in unrealized appreciation (depreciation)	6,318,029	(65,837)
Net increase in net assets resulting from operations	42,590,374	37,827,150
Distributions to shareholders
Net investment income and net realized gains
Class 1	(28,167,987)	(27,465,532)
Class 2	(7,440,442)	(3,880,064)
Total distributions to shareholders	(35,608,429)	(31,345,596)
Increase (decrease) in net assets from capital stock activity	(735,203,701)	251,839,694
Total increase (decrease) in net assets	(728,221,756)	258,321,248
Net assets at beginning of year	1,060,425,467	802,104,219
Net assets at end of year	$332,203,711	$1,060,425,467

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,510,536	14,281,714	25,616,240	245,128,858
Distributions reinvested	1,803,478	16,718,242	2,931,220	27,465,532
Shares redeemed	(81,268,165)	(784,036,073)	(3,159,528)	(30,084,354)
Net increase (decrease)	(77,954,151)	(753,036,117)	25,387,932	242,510,036
Class 2
Shares sold	2,531,859	24,164,045	2,384,526	22,613,373
Distributions reinvested	806,115	7,440,442	415,870	3,880,064
Shares redeemed	(1,443,625)	(13,772,071)	(1,809,735)	(17,163,779)
Net increase	1,894,349	17,832,416	990,661	9,329,658
Total net increase (decrease)	(76,059,802)	(735,203,701)	26,378,593	251,839,694
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$9.55	0.42	0.17	0.59	(0.63)	(0.63)
Year Ended 12/31/2024	$9.48	0.41	0.03	0.44	(0.37)	(0.37)
Year Ended 12/31/2023	$9.17	0.35	0.27	0.62	(0.31)	(0.31)
Year Ended 12/31/2022	$9.84	0.23	(0.83)	(0.60)	(0.07)	(0.07)
Year Ended 12/31/2021	$10.06	0.11	(0.17)	(0.06)	(0.16)	(0.16)
Class 2
Year Ended 12/31/2025	$9.51	0.38	0.18	0.56	(0.61)	(0.61)
Year Ended 12/31/2024	$9.43	0.38	0.05	0.43	(0.35)	(0.35)
Year Ended 12/31/2023	$9.12	0.33	0.27	0.60	(0.29)	(0.29)
Year Ended 12/31/2022	$9.79	0.20	(0.82)	(0.62)	(0.05)	(0.05)
Year Ended 12/31/2021	$10.01	0.08	(0.16)	(0.08)	(0.14)	(0.14)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$9.51	6.35%	0.51%	0.41%	4.33%	129%	$202,719
Year Ended 12/31/2024	$9.55	4.75%	0.51%	0.41%	4.28%	103%	$948,364
Year Ended 12/31/2023	$9.48	6.89%	0.50%	0.42%	3.77%	78%	$700,239
Year Ended 12/31/2022	$9.17	(6.08% )	0.49%	0.46%	2.45%	110%	$818,216
Year Ended 12/31/2021	$9.84	(0.59% )	0.50%	0.48%	1.08%	88%	$806,365
Class 2
Year Ended 12/31/2025	$9.46	6.00%	0.78%	0.66%	4.04%	129%	$129,485
Year Ended 12/31/2024	$9.51	4.64%	0.75%	0.66%	4.03%	103%	$112,061
Year Ended 12/31/2023	$9.43	6.66%	0.75%	0.67%	3.53%	78%	$101,866
Year Ended 12/31/2022	$9.12	(6.36% )	0.74%	0.71%	2.18%	110%	$100,683
Year Ended 12/31/2021	$9.79	(0.84% )	0.75%	0.73%	0.83%	88%	$92,550
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
14
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	195,477 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,970,657)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,330,954)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	234,916,491
Futures contracts — short	164,161,041
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
18
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.41	0.41	0.41
Class 2	0.66	0.66	0.66
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
38,808	(38,808)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
35,608,429	—	35,608,429	31,345,596	—	31,345,596
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
29,799,812	—	(54,888,253)	3,118,384
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
325,623,640	3,299,617	(181,233)	3,118,384
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(9,336,285)	(45,551,968)	(54,888,253)	3,952,167
20
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $827,003,297 and $1,440,619,146, respectively, for the year ended December 31, 2025, of which $20,269,869 and $28,522,420, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	18,133,333	4.87	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 94.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
22
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Limited Duration Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Limited Duration Credit Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
24
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7015_12_E01_(02/26)

Columbia Variable Portfolio – Emerging Markets Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.6%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	5,091,000	1,979,185
Raizen Fuels Finance SA(a)
07/08/2032	6.250%	726,000	609,799
Total			2,588,984
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	4,800,000	457,179
Malaysia 0.5%
GENM Capital Labuan Ltd.(a)
04/19/2031	3.882%	2,210,000	2,001,512
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a),(c)
09/16/2028	2.600%	2,128,000	1,465,509
Saudi Arabia 2.2%
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	2,409,455	2,229,879
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	3,371,000	3,525,398
02/23/2038	6.129%	1,500,000	1,595,786
08/23/2042	6.103%	1,455,000	1,518,673
Total			8,869,736
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	3,324,000	2,802,384
South Korea 0.9%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,536,000	1,513,212
SK Hynix Inc(a)
01/17/2026	6.250%	2,000,000	2,001,530
Total			3,514,742
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	704,954
HTA Group Ltd.(a)
06/04/2029	7.500%	1,759,000	1,818,746
Total			2,523,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey 0.8%
Sisecam UK PLC(a)
05/02/2032	8.625%		3,154,000	3,272,765
United Arab Emirates 1.4%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		2,600,000	2,297,748
09/30/2040	2.940%		3,728,033	3,178,530
Total				5,476,278
Total Corporate Bonds & Notes (Cost $37,358,470)				32,972,789

Foreign Government Obligations(d),(e) 89.3%

Angola 1.0%
Angolan Government International Bond(a)
04/14/2032	8.750%		846,000	824,395
10/15/2035	9.875%		1,004,000	994,548
05/08/2048	9.375%		2,536,000	2,229,607
Total				4,048,550
Argentina 2.7%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		13,765,998	10,241,418
07/09/2046	3.750%		687,273	489,790
Total				10,731,208
Azerbaijan 0.3%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		1,340,000	1,256,755
Bahrain 1.5%
Bahrain Government International Bond(a)
05/18/2034	5.625%		2,635,000	2,522,529
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		3,867,000	3,685,060
Total				6,207,589
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	5,897,000	948,023
Brazilian Government International Bond
01/22/2032	6.125%		1,770,000	1,824,866
01/27/2045	5.000%		698,000	556,205
05/13/2054	7.125%		931,000	923,400
01/12/2056	7.250%		2,003,000	1,986,967
Total				6,239,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 4.1%
Chile Government International Bond
01/05/2036	4.950%		8,504,772	8,571,771
Corp Nacional del Cobre de Chile(a)
08/01/2047	4.500%		5,700,000	4,654,326
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		1,991,000	2,153,862
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		881,000	931,679
Total				16,311,638
Colombia 3.5%
Colombia Government International Bond
04/25/2035	8.500%		1,158,000	1,274,631
11/14/2035	8.000%		2,000,000	2,130,471
11/07/2036	7.750%		1,757,000	1,831,716
09/18/2037	7.375%		3,400,000	3,453,442
02/26/2044	5.625%		1,721,000	1,390,322
Colombian TES
07/09/2036	6.250%	COP	23,656,000,000	3,991,390
Total				14,071,972
Dominican Republic 3.5%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,035,000	4,078,715
01/30/2030	4.500%		3,659,000	3,570,721
09/23/2032	4.875%		1,487,000	1,432,373
04/30/2044	7.450%		2,790,000	3,076,183
01/27/2045	6.850%		271,000	281,981
06/05/2049	6.400%		1,550,000	1,538,900
Total				13,978,873
Ecuador 1.4%
Ecuador Government International Bond(a),(f)
07/31/2030	6.900%		2,200,000	2,166,998
07/31/2035	6.900%		1,789,299	1,571,257
07/31/2040	5.000%		2,485,221	1,941,790
Total				5,680,045
Egypt 1.7%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	2,208,000	2,666,089
02/21/2048	7.903%		1,491,000	1,382,578
02/16/2061	7.500%		3,207,000	2,798,762
Total				6,847,429
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ethiopia 0.6%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%	1,539,000	1,649,983
12/11/2024	0.000%	610,000	653,989
Total			2,303,972
Ghana 1.2%
Ghana Government International Bond(a),(f)
07/03/2035	5.000%	5,135,567	4,692,733
Guatemala 0.6%
Guatemala Government Bond(a)
08/06/2031	6.050%	879,000	917,004
10/07/2033	3.700%	909,000	810,447
06/01/2050	6.125%	489,000	477,465
Total			2,204,916
Hungary 3.6%
Hungary Government International Bond(a)
09/22/2031	2.125%	5,637,000	4,848,538
09/22/2032	6.250%	8,077,000	8,584,095
09/21/2051	3.125%	1,930,000	1,190,873
Total			14,623,506
India 1.3%
Export-Import Bank of India(a)
02/01/2028	3.875%	2,700,000	2,681,890
01/15/2030	3.250%	2,669,000	2,552,461
Total			5,234,351
Indonesia 4.0%
Indonesia Government International Bond
09/18/2029	3.400%	1,900,000	1,845,216
10/30/2049	3.700%	2,255,000	1,720,156
Pertamina Persero(a)
02/09/2026	1.400%	1,961,000	1,954,303
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	6,981,000	7,050,175
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%	3,987,000	3,399,023
Total			15,968,873
Ivory Coast 2.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,500,000	2,531,251
06/15/2033	6.125%	2,030,000	2,027,201
04/01/2036	8.075%	1,157,000	1,246,788
01/30/2037	8.250%	2,706,000	2,942,084
Total			8,747,324
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jordan 0.3%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,361,000	1,364,567
Kazakhstan 1.6%
Development Bank of Kazakhstan(a)
04/15/2027	5.500%		1,898,000	1,919,881
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,997,000	2,039,353
04/19/2047	5.750%		2,598,000	2,449,830
Total				6,409,064
Lebanon 0.5%
Lebanon Government International Bond(a),(b)
04/12/2021	0.000%		2,097,000	488,343
11/04/2024	0.000%		1,790,000	414,805
03/20/2028	0.000%		2,096,000	486,243
Lebanon Government International Bond(b)
05/17/2034	0.000%		2,097,000	489,544
Total				1,878,935
Malaysia 1.0%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		3,920,000	4,111,858
Mexico 7.6%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,200,000	3,696,509
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	840,640
Mexico Government International Bond
02/12/2034	3.500%		12,841,000	11,094,775
05/07/2054	6.400%		4,493,000	4,319,057
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	258,587
01/28/2031	5.950%		5,982,000	5,788,309
01/23/2045	6.375%		1,657,000	1,328,005
02/12/2048	6.350%		4,191,000	3,276,871
Total				30,602,753
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	518,471
Morocco 0.9%
OCP SA(a)
03/01/2036	6.700%		1,158,000	1,238,558
06/23/2051	5.125%		3,071,000	2,525,877
Total				3,764,435
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.9%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,600,000	1,606,536
09/28/2033	7.375%	2,796,000	2,837,490
12/09/2034	10.375%	1,024,000	1,211,841
01/13/2036	8.631%	306,000	329,386
11/28/2047	7.625%	1,739,000	1,641,027
Total			7,626,280
Oman 1.7%
Oman Government International Bond(a)
01/17/2048	6.750%	4,233,000	4,657,819
OQ SAOC(a)
05/06/2028	5.125%	1,964,000	1,978,261
Total			6,636,080
Pakistan 0.7%
Pakistan Government International Bond(a)
12/05/2027	6.875%	1,400,000	1,407,044
04/08/2031	7.375%	1,395,000	1,388,054
Total			2,795,098
Panama 1.6%
Panama Government International Bond
03/01/2031	7.500%	1,494,000	1,656,953
09/29/2032	2.252%	2,800,000	2,312,043
01/19/2033	3.298%	2,978,000	2,613,355
Total			6,582,351
Paraguay 2.1%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,889,078
08/11/2044	6.100%	5,068,000	5,234,151
03/30/2050	5.400%	1,574,000	1,472,037
Total			8,595,266
Peru 2.2%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,161,360
11/18/2050	5.625%	5,677,000	5,540,199
Total			8,701,559
Philippines 0.9%
Philippine Government International Bond
07/06/2046	3.200%	5,234,000	3,756,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,723,892
09/18/2034	5.125%	3,384,000	3,462,189
03/18/2054	5.500%	1,919,000	1,831,672
Total			7,017,753
Romania 3.5%
Romanian Government International Bond(a)
02/27/2027	3.000%	6,000,000	5,901,258
03/27/2032	3.625%	3,786,000	3,454,550
02/10/2037	7.500%	1,636,000	1,807,729
06/15/2048	5.125%	3,278,000	2,708,935
Total			13,872,472
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	2,254,000	1,529,739
Saudi Arabia 6.4%
Avilease Capital Ltd.(a)
11/12/2030	4.750%	2,453,000	2,436,170
KSA Ijarah Sukuk Ltd.(a)
09/09/2030	4.250%	3,070,000	3,060,420
09/09/2035	4.875%	3,972,000	3,988,109
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	953,432
Saudi Government International Bond(a)
10/22/2030	3.250%	1,900,000	1,812,194
07/18/2033	4.875%	1,830,000	1,859,117
01/13/2035	5.625%	5,587,000	5,919,000
02/02/2061	3.450%	4,500,000	2,864,218
SRC Sukuk Ltd.(a)
02/27/2028	5.000%	2,600,000	2,629,472
Total			25,522,132
South Africa 1.5%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,784,000	1,502,290
04/20/2052	7.300%	2,592,000	2,611,914
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	1,262,000	1,356,831
12/11/2055	7.250%	610,000	604,135
Total			6,075,170
Sri Lanka 0.8%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	419,659	401,822
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sri Lanka Government International Bond(a),(f)
01/15/2030	3.100%		429,898	407,712
03/15/2033	3.350%		843,238	724,379
06/15/2035	3.600%		569,380	431,630
05/15/2036	3.600%		395,163	358,099
02/15/2038	3.600%		790,658	718,856
Total				3,042,498
Turkey 7.4%
Turkey Government International Bond
04/14/2026	4.250%		3,300,000	3,299,898
02/17/2028	5.125%		8,000,000	8,059,621
03/14/2029	9.375%		1,600,000	1,795,973
04/26/2029	7.625%		1,885,000	2,026,198
05/11/2047	5.750%		500,000	409,938
Turkiye Government Bond
09/27/2034	27.700%	TRY	154,500,000	3,654,092
Turkiye Government International Bond
03/13/2030	5.250%		4,749,000	4,719,820
05/15/2034	7.625%		4,335,000	4,701,355
01/03/2035	6.500%		1,000,000	1,003,757
Total				29,670,652
Ukraine 1.5%
Ukraine Government International Bond(a),(f)
02/01/2032	4.000%		2,948,000	2,189,800
02/01/2034	4.500%		1,575,787	958,951
02/01/2035	4.500%		4,480,482	2,676,075
Total				5,824,826
United Arab Emirates 5.8%
Abu Dhabi Developmental Holding Co. PJSC(a)
05/06/2035	5.000%		2,179,000	2,205,333
Abu Dhabi Future Energy Co Pjsc Masdar(a)
07/25/2034	5.250%		2,500,000	2,568,358
Adnoc Murban Rsc Ltd.(a)
09/11/2034	4.500%		2,000,000	1,966,484
DAE Sukuk Difc Ltd.(a)
10/16/2030	4.500%		2,446,000	2,415,252
DP World Crescent Ltd.(a)
09/26/2028	4.848%		2,000,000	2,018,395
05/08/2035	5.500%		1,910,000	1,965,947
DP World Ltd.(a)
09/25/2048	5.625%		1,291,000	1,266,922
DP World PLC(a)
07/02/2037	6.850%		5,900,000	6,659,997
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%		1,808,000	1,910,117
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	264,478
Total			23,241,283
Uruguay 0.9%
Oriental Republic of Uruguay
09/10/2060	5.250%	2,907,578	2,717,835
Uruguay Government International Bond
11/20/2045	4.125%	1,077,570	942,761
Total			3,660,596
Venezuela 1.0%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	12,559,928	2,951,247
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	4,300,000	1,201,851
Total			4,153,098
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.4%
Zambia Government International Bond(a),(f)
06/30/2033	5.750%	1,574,988	1,549,393
Total Foreign Government Obligations (Cost $349,647,456)			357,651,983

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(g),(h)	3,762,619	3,761,490
Total Money Market Funds (Cost $3,761,490)		3,761,490
Total Investments in Securities (Cost $390,767,416)		394,386,262
Other Assets & Liabilities, Net		6,377,356
Net Assets		$400,763,618
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,629,633 EUR	3,101,942 USD	Citi	01/27/2026	8,260	—
20,742,607 MXN	1,150,980 USD	Wells Fargo	01/27/2026	1,614	—
Total				9,874	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $253,038,288, which represents 63.14% of total net assets.

(b)	Represents a security in default.
(c)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(g)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	26,479,954	111,590,128	(134,308,592)	—	3,761,490	(4,280)	1,032,958	3,762,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	32,972,789	—	32,972,789
Foreign Government Obligations	—	357,651,983	—	357,651,983
Money Market Funds	3,761,490	—	—	3,761,490
Total Investments in Securities	3,761,490	390,624,772	—	394,386,262
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,874	—	9,874
Total	3,761,490	390,634,646	—	394,396,136
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
9

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $387,005,926)	$390,624,772
Affiliated issuers (cost $3,761,490)	3,761,490
Cash	84,789
Foreign currency (cost $71,507)	73,323
Unrealized appreciation on forward foreign currency exchange contracts	9,874
Receivable for:
Capital shares sold	80,539
Dividends	18,317
Interest	6,714,239
Foreign tax reclaims	1,504
Prepaid expenses	3,664
Total assets	401,372,511
Liabilities
Payable for:
Capital shares redeemed	449,641
Management services fees	6,508
Distribution and/or service fees	1,322
Service fees	34,335
Compensation of chief compliance officer	65
Compensation of board members	607
Other expenses	28,711
Deferred compensation of board members	87,704
Total liabilities	608,893
Net assets applicable to outstanding capital stock	$400,763,618
Represented by
Paid in capital	479,954,480
Total distributable earnings (loss)	(79,190,862)
Total - representing net assets applicable to outstanding capital stock	$400,763,618
Class 1
Net assets	$205,374,170
Shares outstanding	24,176,217
Net asset value per share	$8.49
Class 2
Net assets	$195,389,448
Shares outstanding	23,022,572
Net asset value per share	$8.49
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,032,958
Interest	23,095,733
Interfund lending	442
Foreign taxes withheld	(14,314)
Total income	24,114,819
Expenses:
Management services fees	2,358,560
Distribution and/or service fees
Class 2	483,496
Service fees	380,871
Custodian fees	26,148
Printing and postage fees	11,444
Accounting services fees	39,124
Legal fees	23,937
Interest on interfund lending	25
Compensation of chief compliance officer	70
Compensation of board members	15,134
Deferred compensation of board members	14,155
Other	10,844
Total expenses	3,363,808
Net investment income	20,751,011
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,941,106)
Investments — affiliated issuers	(4,280)
Foreign currency translations	298,006
Forward foreign currency exchange contracts	(913,672)
Net realized loss	(7,561,052)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,224,572
Foreign currency translations	67,833
Forward foreign currency exchange contracts	(228,236)
Net change in unrealized appreciation (depreciation)	34,064,169
Net realized and unrealized gain	26,503,117
Net increase in net assets resulting from operations	$47,254,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
11

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$20,751,011	$19,108,013
Net realized loss	(7,561,052)	(19,819,770)
Net change in unrealized appreciation (depreciation)	34,064,169	22,329,892
Net increase in net assets resulting from operations	47,254,128	21,618,135
Distributions to shareholders
Net investment income and net realized gains
Class 1	(10,673,424)	(9,179,665)
Class 2	(9,798,172)	(9,859,134)
Total distributions to shareholders	(20,471,596)	(19,038,799)
Decrease in net assets from capital stock activity	(19,555,138)	(15,772,915)
Total increase (decrease) in net assets	7,227,394	(13,193,579)
Net assets at beginning of year	393,536,224	406,729,803
Net assets at end of year	$400,763,618	$393,536,224

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	287,928	2,375,292	6,459,826	52,468,653
Distributions reinvested	1,294,902	10,673,424	1,154,075	9,179,665
Shares redeemed	(2,244,607)	(18,490,164)	(8,978,807)	(70,916,187)
Net decrease	(661,777)	(5,441,448)	(1,364,906)	(9,267,869)
Class 2
Shares sold	649,818	5,358,851	696,082	5,525,083
Distributions reinvested	1,189,375	9,798,172	1,240,166	9,859,134
Shares redeemed	(3,578,093)	(29,270,713)	(2,743,153)	(21,889,263)
Net decrease	(1,738,900)	(14,113,690)	(806,905)	(6,505,046)
Total net decrease	(2,400,677)	(19,555,138)	(2,171,811)	(15,772,915)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$7.94	0.44	0.55	0.99	(0.44)	(0.44)
Year Ended 12/31/2024	$7.86	0.42	0.08	0.50	(0.42)	(0.42)
Year Ended 12/31/2023	$7.52	0.40	0.36	0.76	(0.42)	(0.42)
Year Ended 12/31/2022	$9.37	0.34	(1.85)	(1.51)	(0.34)	(0.34)
Year Ended 12/31/2021	$9.97	0.37	(0.59)	(0.22)	(0.38)	(0.38)
Class 2
Year Ended 12/31/2025	$7.93	0.42	0.56	0.98	(0.42)	(0.42)
Year Ended 12/31/2024	$7.85	0.39	0.09	0.48	(0.40)	(0.40)
Year Ended 12/31/2023	$7.52	0.38	0.35	0.73	(0.40)	(0.40)
Year Ended 12/31/2022	$9.36	0.32	(1.83)	(1.51)	(0.33)	(0.33)
Year Ended 12/31/2021	$9.96	0.34	(0.59)	(0.25)	(0.35)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$8.49	12.78%	0.73% (c)	0.73% (c)	5.40%	46%	$205,374
Year Ended 12/31/2024	$7.94	6.39%	0.75% (c)	0.75% (c)	5.20%	45%	$197,159
Year Ended 12/31/2023	$7.86	10.43%	0.76%	0.76%	5.32%	29%	$205,936
Year Ended 12/31/2022	$7.52	(16.03% )	0.75%	0.75%	4.37%	22%	$216,467
Year Ended 12/31/2021	$9.37	(2.20% )	0.76%	0.76%	3.81%	41%	$248,905
Class 2
Year Ended 12/31/2025	$8.49	12.65%	0.98% (c)	0.98% (c)	5.15%	46%	$195,389
Year Ended 12/31/2024	$7.93	6.13%	1.00% (c)	1.00% (c)	4.94%	45%	$196,377
Year Ended 12/31/2023	$7.85	10.02%	1.01%	1.01%	5.07%	29%	$200,794
Year Ended 12/31/2022	$7.52	(16.16% )	1.00%	1.00%	4.11%	22%	$199,492
Year Ended 12/31/2021	$9.36	(2.45% )	1.01%	1.01%	3.56%	41%	$250,595
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
15

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
16
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
18
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,874
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(913,672)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(228,236)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	32,554	(155,524)
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi ($)	Wells Fargo ($)	Total
Assets
Forward foreign currency exchange contracts	8,260	1,614	9,874
Total financial and derivative net assets	8,260	1,614	9,874
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	8,260	1,614	9,874

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
20
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.10% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.75
Class 2	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
22
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(821,843)	821,843	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
20,471,596	—	20,471,596	19,038,799	—	19,038,799
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
1,065,437	—	(82,314,187)	2,139,429
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
392,256,707	17,280,145	(15,140,716)	2,139,429
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(14,129,490)	(68,184,697)	(82,314,187)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $171,119,238 and $165,973,985, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.44	1
Lender	366,667	4.92	6
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
24
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, one unaffiliated shareholder of record owned 44.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Emerging Markets Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$3,210	$0.0001	$20,511,214	$0.43
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
28
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7006_12_E01_(02/26)

Columbia Variable Portfolio – Commodity Strategy Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | 2025

Consolidated Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	14,543	14,613
Series 2024-2PL Class A
10/27/2031	5.070%	130,472	131,201
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	26,786	27,121
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	25,962	25,966
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	38,424	38,442
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	208,088	209,816
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	250,000	251,494
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	19,003	19,058
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	34,222	34,273
Carvana Auto Receivables Trust(a)
Series 2024-N3 Class A2
12/10/2027	4.840%	69,086	69,120
Carvana Auto Receivables Trust
Series 2025-P3 Class A1
10/12/2026	4.171%	74,261	74,285
CNH Equipment Trust
Series 2024-C Class A2A
02/18/2028	4.300%	154,036	154,253
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	415,739	419,295
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	100,000	100,596
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	218,479	219,670
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	153,635	152,854
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	157,327	157,606
Series 2024-A Class A4
06/15/2027	5.050%	225,000	225,966
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	250,000	244,951
Series 2022-1 Class A
11/15/2034	3.880%	550,000	550,416
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	81,747	81,830
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	475,000	476,624
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	28,596	28,622
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	129,912	131,170
GM Financial Automobile Leasing Trust
Series 2024-1 Class A3
03/22/2027	5.090%	60,437	60,589
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	500,000	503,151
Series 2024-1A Class A1
03/15/2029	5.130%	725,000	735,851
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	37,986	38,148
Series 2025-1A Class A2
03/25/2060	5.120%	119,056	119,610
Series 2025-2 Class A2
06/25/2060	4.930%	75,086	75,413
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	601,104	607,605
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	16,554	16,560
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	323,657	324,395
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
3

Consolidated Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-C Class A3
04/17/2028	4.620%	425,000	427,748
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	50,000	50,171
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	112,465	112,427
Series 2024-A Class A3
11/15/2028	4.960%	51,000	51,465
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	142,908	143,347
Series 2024-2A Class A3
11/15/2028	5.260%	500,000	508,059
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	87,598	87,803
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	168,430	170,683
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	275,000	275,926
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	475,000	476,496
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	850,000	859,992
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	29,376	29,389
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	147,065	147,728
Series 2024-5 Class A
10/15/2031	6.278%	42,888	43,169
Series 2025-1 Class A2
07/15/2032	5.156%	67,284	67,836
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	147,043	147,928
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	167,055	168,158
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	62,571	63,132
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2 Class A
08/15/2031	6.319%	114,040	114,569
Series 2024-3 Class A
10/15/2031	6.258%	157,166	158,093
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	114,946	115,780
Series 2024-2A Class A2
04/20/2027	4.740%	121,835	122,105
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	183,874	184,327
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	171,336	172,025
Series 2025-2A Class A
08/18/2032	4.930%	129,658	130,235
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	100,000	100,390
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	38,824	38,999
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	56,321	56,535
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	214,998	215,795
Series 2025-2 Class A
06/25/2034	4.820%	485,573	487,650
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	111,289	111,541
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	202,855	203,370
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	476,929	477,486
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	2,344	2,345
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	53,440	53,414
Series 2025-3 Class A2
09/20/2035	4.600%	175,000	175,359
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	900,000	906,051
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	217,415	217,996
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	56,728	56,790
Series 2025-P1 Class A1
06/15/2026	4.583%	8,053	8,055
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	730,000	731,167
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	250,000	253,185
Total Asset-Backed Securities — Non-Agency (Cost $15,209,527)			15,245,283

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	335,533	331,418
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	219,389	217,617
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	139,744	139,058
Series 2017-CD6 Class ASB
11/13/2050	3.332%	166,900	165,763
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	79,846	79,556
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	275,000	272,911
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.322%	625,000	624,176
GS Mortgage Securities Trust
Series 2016-GS3 Class AAB
10/10/2049	2.777%	27,509	27,467
Series 2016-GS4 Class A3
11/10/2049	3.178%	151,433	150,478
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class ASB
03/15/2050	3.549%	135,725	135,176
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31 Class ASB
11/15/2049	2.952%	1,987	1,983
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	297,223	292,712
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	417,358	414,591
Series 2019-C17 Class ASB
10/15/2052	2.866%	338,391	331,224
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	44,428	44,189
Series 2018-C45 Class ASB
06/15/2051	4.147%	120,264	120,298
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,320,410)			3,348,617

Corporate Bonds & Notes 24.0%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2027	5.000%	250,000	253,023
Boeing Co. (The)
02/01/2027	2.700%	240,000	236,524
L3Harris Technologies, Inc.
12/15/2026	3.850%	225,000	224,804
Raytheon Technologies Corp.
03/15/2027	3.500%	240,000	238,799
Total			953,150
Automotive 0.3%
Toyota Motor Credit Corp.(c)
SOFR + 0.710% 05/14/2027	4.420%	235,000	236,020
Banking 6.9%
Bank of America Corp.(c)
SOFR + 1.350% 09/15/2027	5.060%	500,000	502,830
Bank of Montreal(d)
09/10/2027	4.567%	225,000	225,817
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.390%	240,000	240,318
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
5

Consolidated Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.470%	240,000	240,063
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	240,000	240,920
Citigroup, Inc.(d)
06/09/2027	1.462%	450,000	444,714
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.330%	285,000	285,605
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	425,000	429,847
HSBC Holdings PLC(d)
03/13/2028	4.041%	310,000	309,586
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	475,000	484,477
Morgan Stanley(d)
07/20/2027	1.512%	475,000	468,345
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	250,000	251,387
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.500%	235,000	235,507
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	200,000	203,030
State Street Corp.(d)
04/24/2028	4.543%	235,000	236,952
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.330%	200,000	200,624
Truist Financial Corp.(d)
03/02/2027	1.267%	240,000	238,795
UBS Group AG(a),(d)
01/30/2027	1.364%	275,000	274,364
US Bank NA(c)
SOFR + 0.910% 05/15/2028	4.620%	250,000	250,894
Wells Fargo & Co.(d)
01/24/2028	4.900%	425,000	428,674
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.170%	225,000	225,362
Total			6,418,111
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	250,000	248,738
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
01/15/2027	2.350%	240,000	236,419
Total			485,157
Chemicals 0.3%
LYB International Finance II BV
03/02/2027	3.500%	240,000	238,827
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.090%	225,000	225,297
John Deere Capital Corp.
03/06/2026	4.950%	225,000	225,318
Total			450,615
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	241,986
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	250,000	249,029
Total			491,015
Electric 2.2%
Dominion Energy, Inc.
05/15/2028	4.600%	235,000	237,822
DTE Energy Co.
06/01/2028	4.875%	235,000	239,043
Duke Energy Corp.
08/15/2027	3.150%	225,000	222,412
Eversource Energy
03/01/2027	2.900%	240,000	236,726
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	3.990%	225,000	224,739
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	225,000	227,652
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	175,000	180,444
WEC Energy Group, Inc.
01/15/2028	4.750%	225,000	228,367
Xcel Energy, Inc.
03/21/2028	4.750%	225,000	227,859
Total			2,025,064
Food and Beverage 1.2%
Bacardi Ltd.(a)
05/15/2028	4.700%	230,000	231,615
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
10/05/2026	5.375%	200,000	201,936
Kraft Heinz Foods Co.
05/15/2027	3.875%	240,000	239,360
Mars, Inc.(a)
03/01/2027	4.450%	225,000	226,664
Mondelez International, Inc.
03/17/2027	2.625%	250,000	246,126
Total			1,145,701
Health Care 1.3%
Becton Dickinson and Co.
06/06/2027	3.700%	240,000	239,093
Cigna Corp.
03/01/2027	3.400%	240,000	238,484
CVS Health Corp.
03/25/2028	4.300%	240,000	240,888
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	247,006
HCA, Inc.
03/15/2027	3.125%	235,000	232,568
Total			1,198,039
Healthcare Insurance 0.5%
Anthem, Inc.
03/01/2028	4.101%	235,000	235,314
UnitedHealth Group, Inc.
06/15/2028	4.400%	240,000	242,683
Total			477,997
Independent Energy 0.5%
Occidental Petroleum Corp.
08/01/2027	5.000%	235,000	239,363
Woodside Finance Ltd.(a)
03/15/2028	3.700%	240,000	237,183
Total			476,546
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	235,000	233,146
Life Insurance 1.1%
Corebridge Global Funding(a)
08/20/2027	4.650%	235,000	237,393
Met Tower Global Funding(a)
01/14/2028	4.800%	235,000	238,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pricoa Global Funding I(a)
08/27/2027	4.400%	300,000	302,748
Principal Life Global Funding II(a)
11/17/2026	1.500%	250,000	244,879
Total			1,023,779
Midstream 1.9%
Enbridge, Inc.
11/15/2026	5.900%	225,000	228,299
Energy Transfer Operating LP
06/15/2028	4.950%	230,000	233,823
Enterprise Products Operating LLC
06/20/2028	4.300%	171,000	172,483
Kinder Morgan, Inc.
11/15/2026	1.750%	225,000	220,917
MPLX LP
03/15/2028	4.000%	240,000	239,568
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	225,000	225,661
Western Gas Partners LP
07/01/2026	4.650%	225,000	225,136
Williams Companies, Inc. (The)
06/15/2027	3.750%	235,000	234,050
Total			1,779,937
Natural Gas 0.5%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	235,000	240,816
NiSource, Inc.
03/30/2028	5.250%	230,000	235,879
Total			476,695
Pharmaceuticals 1.3%
AbbVie, Inc.
03/15/2027	4.800%	225,000	227,394
Amgen, Inc.
02/21/2027	2.200%	225,000	220,727
AstraZeneca Finance LLC
05/28/2028	1.750%	200,000	190,981
Bristol Myers Squibb Co.
02/20/2028	3.900%	125,000	125,243
Gilead Sciences, Inc.
03/01/2026	3.650%	200,000	199,829
Pfizer, Inc.
11/15/2027	3.875%	250,000	250,846
Total			1,215,020
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
7

Consolidated Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	225,000	224,492
Loews Corp.
04/01/2026	3.750%	225,000	224,853
Total			449,345
Railroads 0.3%
Norfolk Southern Corp.
06/15/2026	2.900%	150,000	149,320
Union Pacific Corp.
02/05/2027	2.150%	175,000	171,874
Total			321,194
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	225,000	226,366
Technology 1.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	240,000	237,964
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	240,000	241,015
Oracle Corp.
11/15/2027	3.250%	225,000	220,354
Synopsys, Inc.
04/01/2027	4.550%	235,000	236,664
Total			935,997
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	285,000	288,698
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	235,000	233,308
T-Mobile US, Inc.
04/15/2027	3.750%	235,000	234,246
Total			467,554
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	240,000	238,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/16/2027	4.125%	235,000	235,602
Total			474,361
Total Corporate Bonds & Notes (Cost $22,353,412)			22,488,334

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario Canada
05/21/2027	1.050%	250,000	241,180
Province of Quebec
04/20/2026	2.500%	240,000	239,020
Total			480,200
Total Foreign Government Obligations (Cost $479,873)			480,200

Residential Mortgage-Backed Securities - Non-Agency 5.1%

A&D Mortgage Trust(a),(d)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	360,743	361,067
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.774%	30,715	30,791
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	350,000	351,514
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.299%	228,820	228,819
OBX Trust(a),(b)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	225,608	227,874
PRET LLC(a),(d)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	204,413	204,525
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	200,358	200,468
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	268,308	268,443
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	86,941	87,254
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	143,677	144,002
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	288,598	289,365
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	592,438	592,705
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	273,573	273,727
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	97,440	97,654
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	231,749	231,831
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	208,202	203,595
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	147,620	149,394
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	597,973	606,160
Verus Securitization Trust(a),(d)
Series 2025-10 Class A1FC
06/25/2070	5.017%	251,951	252,498
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,791,292)			4,801,686

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
02/05/2026	3.610%	485,000	483,278
Total Treasury Bills (Cost $483,326)			483,278

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	250,000	250,349
Federal National Mortgage Association
09/24/2026	1.875%	225,000	222,249
Total U.S. Government & Agency Obligations (Cost $472,043)			472,598

Money Market Funds 40.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(f),(g)	38,131,195	38,119,755
Total Money Market Funds (Cost $38,116,548)		38,119,755
Total Investments in Securities (Cost: $85,226,431)		85,439,751
Other Assets & Liabilities, Net		8,239,277
Net Assets		93,679,028
At December 31, 2025, securities and/or cash totaling $6,516,906 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	32	01/2026	USD	1,947,200	—	(31,599)
Brent Crude	17	03/2026	USD	1,025,440	—	(66,636)
Brent Crude	17	05/2026	USD	1,023,740	—	(51,545)
Brent Crude	34	07/2026	USD	2,045,780	—	(70,624)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
9

Consolidated Portfolio of Investments (continued)
December 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	5	03/2026	USD	303,250	9,244	—
Coffee	7	03/2026	USD	915,469	79,842	—
Coffee	4	05/2026	USD	500,025	—	(17,107)
Coffee	9	07/2026	USD	1,100,250	—	(50,498)
Coffee	5	09/2026	USD	600,281	—	(15,232)
Copper	4	03/2026	USD	568,200	80,331	—
Copper	9	05/2026	USD	1,291,050	58,740	—
Copper	17	07/2026	USD	2,461,175	254,116	—
Copper	8	09/2026	USD	1,168,100	60,312	—
Corn	34	03/2026	USD	748,425	19,943	—
Corn	41	05/2026	USD	918,913	804	—
Corn	57	07/2026	USD	1,295,325	7,083	—
Corn	24	07/2026	USD	545,400	—	(2,467)
Corn	41	09/2026	USD	919,425	—	(8,474)
Cotton	9	03/2026	USD	289,215	—	(2,954)
Cotton	8	05/2026	USD	262,400	2,144	—
Cotton	8	07/2026	USD	267,320	336	—
Cotton	7	07/2026	USD	233,905	—	(2,042)
Cotton	7	12/2026	USD	239,225	3,160	—
Feeder Cattle	5	03/2026	USD	863,313	31,064	—
Gas Oil	25	03/2026	USD	1,539,375	—	(34,662)
Gas Oil	7	05/2026	USD	423,500	—	(14,240)
Gas Oil	14	07/2026	USD	840,700	—	(45,784)
Gas Oil	7	09/2026	USD	420,175	—	(12,029)
Gold 100 oz.	6	02/2026	USD	2,604,660	356,001	—
Gold 100 oz.	10	04/2026	USD	4,373,900	692,024	—
Gold 100 oz.	10	06/2026	USD	4,406,900	580,587	—
Gold 100 oz.	19	08/2026	USD	8,436,760	257,887	—
Hard Red Winter Wheat	2	03/2026	USD	51,475	1,079	—
Hard Red Winter Wheat	10	03/2026	USD	257,375	—	(8,963)
Hard Red Winter Wheat	11	05/2026	USD	290,400	2,021	—
Hard Red Winter Wheat	21	07/2026	USD	569,100	—	(8,604)
Hard Red Winter Wheat	10	09/2026	USD	278,625	—	(3,309)
Lead	9	03/2026	USD	451,730	778	—
Lead	3	05/2026	USD	152,467	—	(27)
Lead	6	07/2026	USD	307,784	—	(4,759)
Lead	3	09/2026	USD	155,279	1,550	—
Lean Hogs	41	02/2026	USD	1,395,640	67,837	—
Lean Hogs	9	04/2026	USD	323,640	7,949	—
Lean Hogs	8	06/2026	USD	329,200	9,460	—
Lean Hogs	7	07/2026	USD	290,780	20,647	—
Lean Hogs	8	08/2026	USD	329,360	9,659	—
Live Cattle	18	02/2026	USD	1,667,520	108,556	—
Live Cattle	5	04/2026	USD	464,400	31,913	—
Live Cattle	3	04/2026	USD	278,640	—	(18,837)
Live Cattle	8	06/2026	USD	725,680	—	(3,831)
Live Cattle	16	08/2026	USD	1,430,720	51,645	—
Natural Gas	47	02/2026	USD	1,471,100	—	(241,176)
Natural Gas	1	04/2026	USD	32,300	923	—
Natural Gas	40	04/2026	USD	1,292,000	—	(98,248)
Natural Gas	73	06/2026	USD	2,679,830	—	(236,243)
Natural Gas	36	08/2026	USD	1,337,400	—	(104,704)
Nickel	1	03/2026	USD	99,834	7,841	—
Nickel	4	05/2026	USD	401,878	30,547	—
Nickel	9	07/2026	USD	909,350	77,335	—
Nickel	4	09/2026	USD	406,628	42,826	—
NY Harbor ULSD Heat Oil	15	02/2026	USD	1,325,142	—	(52,155)
NY Harbor ULSD Heat Oil	4	04/2026	USD	344,232	—	(19,550)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
December 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	8	06/2026	USD	683,861	—	(50,346)
NY Harbor ULSD Heat Oil	4	08/2026	USD	343,745	—	(16,038)
Primary Aluminum	5	03/2026	USD	374,309	60,905	—
Primary Aluminum	11	05/2026	USD	826,441	102,076	—
Primary Aluminum	22	07/2026	USD	1,655,775	95,576	—
Primary Aluminum	11	09/2026	USD	829,263	28,861	—
RBOB Gasoline	24	02/2026	USD	1,755,432	—	(72,443)
RBOB Gasoline	4	04/2026	USD	330,574	—	(12,141)
RBOB Gasoline	7	06/2026	USD	569,272	—	(23,218)
RBOB Gasoline	4	08/2026	USD	313,421	—	(10,201)
Silver	3	03/2026	USD	1,059,045	551,971	—
Silver	5	05/2026	USD	1,779,750	177,885	—
Silver	10	07/2026	USD	3,588,650	1,061,884	—
Silver	5	09/2026	USD	1,806,850	285,696	—
Soybean	20	03/2026	USD	1,047,500	7,171	—
Soybean	17	05/2026	USD	901,850	8,265	—
Soybean	3	05/2026	USD	159,150	—	(5,518)
Soybean	39	07/2026	USD	2,094,788	—	(79,231)
Soybean	20	11/2026	USD	1,064,500	—	(34,341)
Soybean Meal	15	03/2026	USD	449,100	5,849	—
Soybean Meal	16	03/2026	USD	479,040	—	(5,209)
Soybean Meal	19	05/2026	USD	577,600	7,889	—
Soybean Meal	16	07/2026	USD	495,200	2,448	—
Soybean Meal	22	07/2026	USD	680,900	—	(22,208)
Soybean Meal	19	12/2026	USD	602,110	—	(13,383)
Soybean Oil	18	03/2026	USD	524,448	141	—
Soybean Oil	5	03/2026	USD	145,680	—	(841)
Soybean Oil	22	05/2026	USD	647,988	—	(35,100)
Soybean Oil	44	07/2026	USD	1,305,744	—	(58,357)
Soybean Oil	22	12/2026	USD	647,592	—	(31,283)
Sugar #11	25	02/2026	USD	420,280	—	(40,518)
Sugar #11	24	04/2026	USD	394,061	1,976	—
Sugar #11	48	06/2026	USD	790,810	30,479	—
Sugar #11	24	09/2026	USD	403,738	8,431	—
Wheat	12	03/2026	USD	304,200	—	(16,048)
Wheat	17	05/2026	USD	440,725	—	(9,023)
Wheat	34	07/2026	USD	903,125	—	(40,456)
Wheat	16	09/2026	USD	436,600	—	(12,190)
WTI Crude	15	02/2026	USD	858,300	—	(11,387)
WTI Crude	15	04/2026	USD	855,000	—	(62,403)
WTI Crude	31	06/2026	USD	1,768,240	—	(69,433)
WTI Crude	15	08/2026	USD	855,150	—	(14,166)
Zinc	19	03/2026	USD	1,481,487	61,262	—
Zinc	5	05/2026	USD	390,583	35,330	—
Zinc	10	07/2026	USD	781,915	28,722	—
Zinc	5	09/2026	USD	391,144	6,675	—
Total					5,535,676	(1,971,781)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(50)	03/2026	USD	(10,439,453)	4,391	—
U.S. Treasury 2-Year Note	(5)	03/2026	USD	(1,043,945)	—	(453)
Total					4,391	(453)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
11

Consolidated Portfolio of Investments (continued)
December 31, 2025
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $19,345,559, which represents 20.65% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	30,644,302	63,822,192	(56,345,122)	(1,617)	38,119,755	(813)	1,366,631	38,131,195
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	15,245,283	—	15,245,283
Commercial Mortgage-Backed Securities - Non-Agency	—	3,348,617	—	3,348,617
Corporate Bonds & Notes	—	22,488,334	—	22,488,334
Foreign Government Obligations	—	480,200	—	480,200
Residential Mortgage-Backed Securities - Non-Agency	—	4,801,686	—	4,801,686
Treasury Bills	—	483,278	—	483,278
U.S. Government & Agency Obligations	—	472,598	—	472,598
Money Market Funds	38,119,755	—	—	38,119,755
Total Investments in Securities	38,119,755	47,319,996	—	85,439,751
Investments in Derivatives
Asset
Futures Contracts	5,540,067	—	—	5,540,067
Liability
Futures Contracts	(1,972,234)	—	—	(1,972,234)
Total	41,687,588	47,319,996	—	89,007,584
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
13

Consolidated Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $47,109,883)	$47,319,996
Affiliated issuers (cost $38,116,548)	38,119,755
Cash	3,323,361
Margin deposits on:
Futures contracts	6,516,906
Receivable for:
Capital shares sold	1,725
Dividends	113,209
Interest	260,467
Foreign tax reclaims	551
Variation margin for futures contracts	59,233
Expense reimbursement due from Investment Manager	166
Prepaid expenses	2,853
Total assets	95,718,222
Liabilities
Payable for:
Capital shares redeemed	70,556
Variation margin for futures contracts	1,853,469
Management services fees	1,650
Distribution and/or service fees	233
Service fees	3,904
Compensation of chief compliance officer	15
Compensation of board members	475
Other expenses	38,019
Deferred compensation of board members	70,873
Total liabilities	2,039,194
Net assets applicable to outstanding capital stock	$93,679,028
Represented by
Paid in capital	241,833,469
Total distributable earnings (loss)	(148,154,441)
Total - representing net assets applicable to outstanding capital stock	$93,679,028
Class 1
Net assets	$60,336,381
Shares outstanding	14,724,517
Net asset value per share	$4.10
Class 2
Net assets	$33,342,647
Shares outstanding	8,336,835
Net asset value per share	$4.00
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,366,631
Interest	2,625,262
Interfund lending	1,656
Total income	3,993,549
Expenses:
Management services fees	573,580
Distribution and/or service fees
Class 2	79,695
Service fees	45,353
Custodian fees	20,137
Printing and postage fees	10,775
Accounting services fees	43,244
Legal fees	18,920
Compensation of chief compliance officer	12
Compensation of board members	11,962
Deferred compensation of board members	11,408
Other	15,059
Total expenses	830,145
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(64,611)
Total net expenses	765,534
Net investment income	3,228,015
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	85,520
Investments — affiliated issuers	(813)
Futures contracts	8,022,432
Net realized gain	8,107,139
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(32,321)
Investments — affiliated issuers	(1,617)
Futures contracts	1,928,802
Net change in unrealized appreciation (depreciation)	1,894,864
Net realized and unrealized gain	10,002,003
Net increase in net assets resulting from operations	$13,230,018
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
15

Consolidated Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$3,228,015	$4,367,043
Net realized gain	8,107,139	733,021
Net change in unrealized appreciation (depreciation)	1,894,864	2,377,188
Net increase in net assets resulting from operations	13,230,018	7,477,252
Distributions to shareholders
Net investment income and net realized gains
Class 1	(4,924,699)	(2,795,388)
Class 2	(2,610,352)	(1,071,019)
Total distributions to shareholders	(7,535,051)	(3,866,407)
Decrease in net assets from capital stock activity	(3,915,858)	(16,335,660)
Total increase (decrease) in net assets	1,779,109	(12,724,815)
Net assets at beginning of year	91,899,919	104,624,734
Net assets at end of year	$93,679,028	$91,899,919

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	391,569	1,566,154	655,502	2,494,343
Distributions reinvested	1,295,973	4,924,699	759,616	2,795,388
Shares redeemed	(2,876,181)	(11,764,611)	(4,949,196)	(19,108,047)
Net decrease	(1,188,639)	(5,273,758)	(3,534,078)	(13,818,316)
Class 2
Shares sold	1,414,801	5,632,750	818,916	3,092,693
Distributions reinvested	703,599	2,610,352	297,505	1,071,019
Shares redeemed	(1,732,176)	(6,885,202)	(1,766,515)	(6,681,056)
Net increase (decrease)	386,224	1,357,900	(650,094)	(2,517,344)
Total net decrease	(802,415)	(3,915,858)	(4,184,172)	(16,335,660)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$3.88	0.15	0.42	—	0.57	(0.35)	(0.35)
Year Ended 12/31/2024	$3.76	0.16	0.10	—	0.26	(0.14)	(0.14)
Year Ended 12/31/2023	$5.11	0.15	(0.44)	0.00	(0.29)	(1.06)	(1.06)
Year Ended 12/31/2022	$5.73	0.04	1.10	—	1.14	(1.76)	(1.76)
Year Ended 12/31/2021	$4.33	(0.03)	1.44	—	1.41	(0.01)	(0.01)
Class 2
Year Ended 12/31/2025	$3.79	0.13	0.42	—	0.55	(0.34)	(0.34)
Year Ended 12/31/2024	$3.67	0.15	0.10	—	0.25	(0.13)	(0.13)
Year Ended 12/31/2023	$5.01	0.14	(0.44)	0.00	(0.30)	(1.04)	(1.04)
Year Ended 12/31/2022	$5.65	0.03	1.08	—	1.11	(1.75)	(1.75)
Year Ended 12/31/2021	$4.28	(0.04)	1.41	—	1.37	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2022	12/31/2021
Class 1	0.01%	0.01%
Class 2	less than 0.01%	0.01%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$4.10	15.48%	0.82%	0.75%	3.63%	92%	$60,336
Year Ended 12/31/2024	$3.88	7.24%	0.81%	0.76%	4.15%	115%	$61,730
Year Ended 12/31/2023	$3.76	(6.82% )(c)	0.78%	0.75%	3.47%	111%	$73,029
Year Ended 12/31/2022	$5.11	19.09%	0.75% (d)	0.74% (d)	0.58%	93%	$87,123
Year Ended 12/31/2021	$5.73	32.63%	0.76% (d)	0.76% (d)	(0.56% )	101%	$102,522
Class 2
Year Ended 12/31/2025	$4.00	15.30%	1.07%	1.00%	3.38%	92%	$33,343
Year Ended 12/31/2024	$3.79	7.09%	1.06%	1.01%	3.89%	115%	$30,169
Year Ended 12/31/2023	$3.67	(7.14% )(c)	1.03%	1.00%	3.17%	111%	$31,596
Year Ended 12/31/2022	$5.01	18.70%	1.01% (d)	0.99% (d)	0.48%	93%	$50,602
Year Ended 12/31/2021	$5.65	32.01%	1.01% (d)	1.01% (d)	(0.80% )	101%	$28,996
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
19

Notes to Consolidated Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At December 31, 2025, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	12.77%
Net assets	$11,960,429
Net investment income (loss)	140,780
Net realized gain (loss)	8,100,309
Net change in unrealized appreciation (depreciation)	1,928,402
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
21

Notes to Consolidated Financial Statements (continued)
December 31, 2025
flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
22
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,391 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,535,676 *
Total		5,540,067

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
23

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	453 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,971,781 *
Total		1,972,234

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	8,100,309
Interest rate risk	(77,877)
Total	8,022,432

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	1,928,402
Interest rate risk	400
Total	1,928,802
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	100,351,557
Futures contracts — short	11,154,925
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
24
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
December 31, 2025
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
25

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
26
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.75	0.76
Class 2	1.00	1.01
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses and investments in commodity subsidiaries. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(4,702,210)	(56,701)	4,758,911
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
7,535,051	—	7,535,051	3,866,407	—	3,866,407
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
27

Notes to Consolidated Financial Statements (continued)
December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
12,449,719	—	(193,854)	(145,169,969)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
242,574,087	3,938	(145,173,907)	(145,169,969)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(8,264)	(185,590)	(193,854)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $43,572,167 and $46,640,142, respectively, for the year ended December 31, 2025, of which $1,259,120 and $1,299,201, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,136,364	4.72	11
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
29

Notes to Consolidated Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 82.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Variable Portfolio – Commodity Strategy Fund and its subsidiary (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025
31

Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7001_12_E01_(02/26)

Columbia Variable Portfolio – Disciplined Core Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.9%
Interactive Media & Services 10.9%
Alphabet, Inc., Class A	857,317	268,340,221
Meta Platforms, Inc., Class A	220,068	145,264,686
Total		413,604,907
Total Communication Services		413,604,907
Consumer Discretionary 10.6%
Automobile Components 1.2%
Aptiv PLC(a)	622,233	47,345,709
Automobiles 1.2%
Tesla, Inc.(a)	97,751	43,960,580
Broadline Retail 3.2%
Amazon.com, Inc.(a)	526,877	121,613,749
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.	13,544	72,532,590
Specialty Retail 0.3%
Ross Stores, Inc.	60,479	10,894,687
Textiles, Apparel & Luxury Goods 2.8%
Ralph Lauren Corp.	157,602	55,729,643
Tapestry, Inc.	384,051	49,070,196
Total		104,799,839
Total Consumer Discretionary		401,147,154
Consumer Staples 4.2%
Beverages 0.5%
Molson Coors Beverage Co., Class B	411,242	19,196,776
Consumer Staples Distribution & Retail 0.1%
Target Corp.	56,558	5,528,544
Food Products 0.6%
ConAgra Foods, Inc.	1,331,571	23,049,494
Household Products 1.2%
Colgate-Palmolive Co.	88,021	6,955,420
Procter & Gamble Co. (The)	277,672	39,793,174
Total		46,748,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.8%
Altria Group, Inc.	1,149,457	66,277,691
Total Consumer Staples		160,801,099
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	490,073	74,692,026
Exxon Mobil Corp.	143,445	17,262,171
Valero Energy Corp.	83,564	13,603,384
Total		105,557,581
Total Energy		105,557,581
Financials 13.2%
Banks 2.3%
Citigroup, Inc.	607,458	70,884,274
JPMorgan Chase & Co.	55,121	17,761,088
Total		88,645,362
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	461,887	53,620,462
Blackrock, Inc.	44,742	47,889,152
Charles Schwab Corp. (The)	263,083	26,284,622
CME Group, Inc.	22,985	6,276,744
S&P Global, Inc.	78,545	41,046,832
Total		175,117,812
Consumer Finance 2.0%
Synchrony Financial	891,479	74,376,093
Financial Services 2.6%
Visa, Inc., Class A	278,415	97,642,925
Insurance 1.7%
Allstate Corp. (The)	305,118	63,510,312
Total Financials		499,292,504
Health Care 9.5%
Biotechnology 2.1%
AbbVie, Inc.	115,590	26,411,159
Amgen, Inc.	43,042	14,088,077
Argenx SE, ADR(a)	5,009	4,212,319
BioMarin Pharmaceutical, Inc.(a)	76,401	4,540,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.	15,238	11,761,755
Vertex Pharmaceuticals, Inc.(a)	42,807	19,406,982
Total		80,420,803
Health Care Equipment & Supplies 0.1%
STERIS PLC	21,698	5,500,877
Health Care Providers & Services 1.7%
CVS Health Corp.	245,192	19,458,437
McKesson Corp.	53,827	44,153,750
Total		63,612,187
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.(a)	246,326	49,137,111
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	1,444,497	77,916,168
Pfizer, Inc.	1,139,241	28,367,101
Viatris, Inc.	4,430,283	55,157,023
Total		161,440,292
Total Health Care		360,111,270
Industrials 8.2%
Aerospace & Defense 1.7%
General Dynamics Corp.	193,430	65,120,144
Construction & Engineering 0.4%
EMCOR Group, Inc.	21,502	13,154,708
Electrical Equipment 0.2%
Rockwell Automation, Inc.	21,300	8,287,191
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	155,246	12,685,151
Machinery 2.9%
Pentair PLC	573,663	59,741,265
Snap-On, Inc.	140,276	48,339,109
Total		108,080,374
Passenger Airlines 1.3%
Delta Air Lines, Inc.	456,462	31,678,463
United Airlines Holdings, Inc.(a)	165,767	18,536,066
Total		50,214,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Automatic Data Processing, Inc.	106,471	27,387,535
Broadridge Financial Solutions, Inc.	115,203	25,709,854
Total		53,097,389
Total Industrials		310,639,486
Information Technology 34.2%
Communications Equipment 2.5%
Arista Networks, Inc.(a)	456,140	59,768,024
Cisco Systems, Inc.	471,865	36,347,761
Total		96,115,785
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity PLC	22,483	5,115,107
IT Services 0.7%
VeriSign, Inc.	112,141	27,244,656
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc.(a)	114,334	24,485,769
Broadcom, Inc.	128,936	44,624,750
KLA Corp.	12,361	15,019,604
NVIDIA Corp.	1,900,384	354,421,616
QUALCOMM, Inc.	386,223	66,063,444
Total		504,615,183
Software 10.8%
Adobe, Inc.(a)	197,135	68,995,279
Fortinet, Inc.(a)	135,567	10,765,375
Microsoft Corp.	385,744	186,553,513
Palantir Technologies, Inc., Class A(a)	344,738	61,277,180
Salesforce, Inc.	273,505	72,454,210
ServiceNow, Inc.(a)	63,065	9,660,927
Total		409,706,484
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.(b)	895,441	243,434,591
NetApp, Inc.	128,380	13,748,214
Total		257,182,805
Total Information Technology		1,299,980,020
Materials 1.9%
Chemicals 1.1%
CF Industries Holdings, Inc.	552,346	42,718,439
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Newmont Corp.	298,581	29,813,313
Total Materials		72,531,752
Real Estate 1.6%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	318,682	5,650,232
Specialized REITs 1.4%
American Tower Corp.	165,620	29,077,904
Equinix, Inc.	11,739	8,993,952
SBA Communications Corp.	81,633	15,790,271
Total		53,862,127
Total Real Estate		59,512,359
Utilities 2.5%
Electric Utilities 2.0%
Edison International	342,426	20,552,408
Exelon Corp.	505,073	22,016,132
PG&E Corp.	2,141,998	34,421,908
Total		76,990,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,350,747	19,369,712
Total Utilities		96,360,160
Total Common Stocks (Cost $2,678,369,780)		3,779,538,292

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	18,791,622	18,785,985
Total Money Market Funds (Cost $18,787,864)		18,785,985
Total Investments in Securities (Cost: $2,697,157,644)		3,798,324,277
Other Assets & Liabilities, Net		(2,350,382)
Net Assets		3,795,973,895
At December 31, 2025, securities and/or cash totaling $11,078,567 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	93	03/2026	USD	32,050,125	—	(345,261)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	62,747,284	465,775,130	(509,734,550)	(1,879)	18,785,985	(275)	1,951,525	18,791,622
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	413,604,907	—	—	413,604,907
Consumer Discretionary	401,147,154	—	—	401,147,154
Consumer Staples	160,801,099	—	—	160,801,099
Energy	105,557,581	—	—	105,557,581
Financials	499,292,504	—	—	499,292,504
Health Care	360,111,270	—	—	360,111,270
Industrials	310,639,486	—	—	310,639,486
Information Technology	1,299,980,020	—	—	1,299,980,020
Materials	72,531,752	—	—	72,531,752
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	59,512,359	—	—	59,512,359
Utilities	96,360,160	—	—	96,360,160
Total Common Stocks	3,779,538,292	—	—	3,779,538,292
Money Market Funds	18,785,985	—	—	18,785,985
Total Investments in Securities	3,798,324,277	—	—	3,798,324,277
Investments in Derivatives
Liability
Futures Contracts	(345,261)	—	—	(345,261)
Total	3,797,979,016	—	—	3,797,979,016
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,678,369,780)	$3,779,538,292
Affiliated issuers (cost $18,787,864)	18,785,985
Receivable for:
Dividends	2,629,427
Prepaid expenses	13,322
Total assets	3,800,967,026
Liabilities
Due to custodian	33
Payable for:
Capital shares redeemed	4,119,177
Variation margin for futures contracts	240,637
Management services fees	67,710
Distribution and/or service fees	5,544
Service fees	79,405
Compensation of chief compliance officer	616
Compensation of board members	2,121
Other expenses	55,477
Deferred compensation of board members	422,411
Total liabilities	4,993,131
Net assets applicable to outstanding capital stock	$3,795,973,895
Represented by
Trust capital	$3,795,973,895
Total - representing net assets applicable to outstanding capital stock	$3,795,973,895
Class 1
Net assets	$2,266,850,390
Shares outstanding	17,509,239
Net asset value per share	$129.47
Class 2
Net assets	$75,980,019
Shares outstanding	610,097
Net asset value per share	$124.54
Class 3
Net assets	$1,453,143,486
Shares outstanding	11,450,763
Net asset value per share	$126.90
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$52,519,739
Dividends — affiliated issuers	1,951,525
Total income	54,471,264
Expenses:
Management services fees	24,090,498
Distribution and/or service fees
Class 2	178,792
Class 3	1,747,042
Service fees	896,398
Custodian fees	28,715
Printing and postage fees	39,192
Accounting services fees	32,423
Legal fees	79,082
Interest on collateral	3,544
Compensation of chief compliance officer	580
Compensation of board members	50,616
Deferred compensation of board members	65,903
Other	57,006
Total expenses	27,269,791
Net investment income	27,201,473
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	402,359,281
Investments — affiliated issuers	(275)
Futures contracts	1,628,406
Net realized gain	403,987,412
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	80,996,909
Investments — affiliated issuers	(1,879)
Futures contracts	782,474
Net change in unrealized appreciation (depreciation)	81,777,504
Net realized and unrealized gain	485,764,916
Net increase in net assets resulting from operations	$512,966,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$27,201,473	$33,008,526
Net realized gain	403,987,412	603,256,118
Net change in unrealized appreciation (depreciation)	81,777,504	292,763,199
Net increase in net assets resulting from operations	512,966,389	929,027,843
Decrease in net assets from capital stock activity	(539,307,478)	(859,585,530)
Total increase (decrease) in net assets	(26,341,089)	69,442,313
Net assets at beginning of year	3,822,314,984	3,752,872,671
Net assets at end of year	$3,795,973,895	$3,822,314,984

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	112,454	12,740,286	50,420	5,262,492
Shares redeemed	(3,112,492)	(375,357,823)	(6,406,630)	(691,927,149)
Net decrease	(3,000,038)	(362,617,537)	(6,356,210)	(686,664,657)
Class 2
Shares sold	34,050	3,794,781	39,748	3,956,220
Shares redeemed	(83,353)	(9,443,993)	(70,630)	(7,130,945)
Net decrease	(49,303)	(5,649,212)	(30,882)	(3,174,725)
Class 3
Shares sold	2,672	282,720	1,206	126,809
Shares redeemed	(1,490,998)	(171,323,449)	(1,670,672)	(169,872,957)
Net decrease	(1,488,326)	(171,040,729)	(1,669,466)	(169,746,148)
Total net decrease	(4,537,667)	(539,307,478)	(8,056,558)	(859,585,530)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$112.94	0.91	15.62	16.53
Year Ended 12/31/2024	$89.59	0.90	22.45	23.35
Year Ended 12/31/2023	$72.04	0.87	16.68	17.55
Year Ended 12/31/2022	$88.63	0.81	(17.40)	(16.59)
Year Ended 12/31/2021	$66.77	0.75	21.11	21.86
Class 2
Year Ended 12/31/2025	$108.91	0.60	15.03	15.63
Year Ended 12/31/2024	$86.62	0.63	21.66	22.29
Year Ended 12/31/2023	$69.81	0.65	16.16	16.81
Year Ended 12/31/2022	$86.12	0.60	(16.91)	(16.31)
Year Ended 12/31/2021	$65.04	0.55	20.53	21.08
Class 3
Year Ended 12/31/2025	$110.84	0.75	15.31	16.06
Year Ended 12/31/2024	$88.04	0.76	22.04	22.80
Year Ended 12/31/2023	$70.88	0.76	16.40	17.16
Year Ended 12/31/2022	$87.31	0.70	(17.13)	(16.43)
Year Ended 12/31/2021	$65.86	0.65	20.80	21.45

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$129.47	14.63%	0.68% (c)	0.68% (c)	0.78%	51%	$2,266,850
Year Ended 12/31/2024	$112.94	26.06%	0.67% (c)	0.67% (c)	0.87%	49%	$2,316,299
Year Ended 12/31/2023	$89.59	24.36%	0.68% (c)	0.68% (c)	1.09%	52%	$2,406,947
Year Ended 12/31/2022	$72.04	(18.72% )	0.67% (c)	0.67% (c)	1.05%	50%	$2,376,866
Year Ended 12/31/2021	$88.63	32.74%	0.67% (c)	0.67% (c)	0.96%	58%	$3,111,300
Class 2
Year Ended 12/31/2025	$124.54	14.35%	0.93% (c)	0.93% (c)	0.53%	51%	$75,980
Year Ended 12/31/2024	$108.91	25.74%	0.92% (c)	0.92% (c)	0.62%	49%	$71,816
Year Ended 12/31/2023	$86.62	24.08%	0.93% (c)	0.93% (c)	0.84%	52%	$59,789
Year Ended 12/31/2022	$69.81	(18.94% )	0.92% (c)	0.92% (c)	0.80%	50%	$46,623
Year Ended 12/31/2021	$86.12	32.41%	0.92% (c)	0.92% (c)	0.73%	58%	$54,906
Class 3
Year Ended 12/31/2025	$126.90	14.49%	0.80% (c)	0.80% (c)	0.66%	51%	$1,453,143
Year Ended 12/31/2024	$110.84	25.89%	0.80% (c)	0.80% (c)	0.75%	49%	$1,434,199
Year Ended 12/31/2023	$88.04	24.21%	0.80% (c)	0.80% (c)	0.96%	52%	$1,286,137
Year Ended 12/31/2022	$70.88	(18.82% )	0.80% (c)	0.80% (c)	0.93%	50%	$1,144,120
Year Ended 12/31/2021	$87.31	32.57%	0.79% (c)	0.79% (c)	0.85%	58%	$1,542,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
16
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	345,261 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,628,406

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	782,474
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	52,794,028
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.70
Class 2	0.95
Class 3	0.825
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,903,888,057 and $2,367,561,870, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Disciplined Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Disciplined Core Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025
23

Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7004_12_E01_(02/26)

Columbia Variable Portfolio – Balanced Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Balanced Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	72,712	73,065
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	144,646	146,451
Affirm Asset Securitization Trust(a)
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,131,680
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,602,591
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,504,255
Series 2024-X2 Class A
12/17/2029	5.220%	78,221	78,257
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	640,313	643,570
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.532%	1,925,000	1,926,946
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,952,878
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.114%	1,350,000	1,351,743
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	3,000,000	3,000,444
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.174%	98,365	98,616
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.374%	98,365	98,700
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,257,069	3,317,626
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	5.186%	324,326	324,558
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	2,131,980	2,135,140
Exeter Automobile Receivables Trust
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	1,442,007	1,431,968
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,715,035
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.234%	1,425,000	1,427,324
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.384%	2,750,000	2,753,525
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,170,951	1,186,018
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	2,721,654	2,737,996
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	123,544	123,107
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	419,973	427,523
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.780%	2,009,088	2,008,091
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.118%	3,600,000	3,603,841
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	808,962	812,366
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	1,323,258	1,333,705
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	525,286	541,913
Series 2025-1 Class A
12/22/2042	6.250%	978,928	981,727
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	10,053	10,062
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	5.147%	1,375,000	1,377,384
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.164%	650,000	651,520
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.214%	2,600,000	2,603,432
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,696,529
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	18,626	18,634
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	269,582	271,349
Series 2024-6 Class A
11/15/2031	6.093%	264,524	266,076
Series 2025-5 Class B
03/15/2033	5.440%	1,999,923	2,012,201
Series 2025-6 Class B
04/15/2033	4.883%	1,650,000	1,643,770
Series 2025-R2 Class A
10/15/2032	4.865%	1,835,636	1,842,019
Series 2025-R3 Class A
01/18/2033	4.841%	1,068,109	1,069,392
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,197,351	1,204,554
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,406,491	1,415,782
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	57,995	58,743
Series 2024-1 Class A
07/15/2031	6.660%	129,955	131,121
Series 2024-2 Class A
08/15/2031	6.319%	155,509	156,230
Series 2024-3 Class A
10/15/2031	6.258%	919,713	925,135
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	1,300,000	1,304,270
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	414,799	415,124
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,128,165
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	423,012	424,270
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	171,540	170,413
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	184,413	185,243
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	601,162	603,238
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,305,368
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	830,633	835,020
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	1,106,475	1,107,768
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	20,160	20,165
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	222,668	222,560
Series 2025-3 Class A1
08/20/2026	4.503%	336,036	336,185
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,674,573
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	826,319
Total Asset-Backed Securities — Non-Agency (Cost $75,836,681)			76,383,273

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.163%	2,175,000	2,164,272
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,165,573
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	438,921
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,123,517
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	611,483
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	1,002,091
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,236,722	6,110,206
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,216,327
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.065%	1,100,000	1,054,665
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.615%	425,000	401,246
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,531,936	1,486,166
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,797,195
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.300%	3,325,000	3,318,090
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	5.909%	1,900,000	1,901,580
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	641,255
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,021,944
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $27,091,244)			26,454,531

Common Stocks 61.0%
Issuer	Shares	Value ($)
Communication Services 8.1%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	290,624	11,837,116
Entertainment 1.6%
Netflix, Inc.(d)	33,326	3,124,646
Take-Two Interactive Software, Inc.(d)	19,428	4,974,151
Walt Disney Co. (The)	164,713	18,739,398
Total		26,838,195
Interactive Media & Services 5.5%
Alphabet, Inc., Class A	110,269	34,514,197
Alphabet, Inc., Class C	97,292	30,530,229
Meta Platforms, Inc., Class A	37,688	24,877,472
Pinterest, Inc., Class A(d)	118,183	3,059,758
Total		92,981,656
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	20,405	4,143,031
Total Communication Services		135,799,998
Consumer Discretionary 5.8%
Automobiles 0.8%
Tesla, Inc.(d)	31,257	14,056,898
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 3.4%
Amazon.com, Inc.(d)	207,820	47,969,012
eBay, Inc.	112,451	9,794,482
Total		57,763,494
Hotels, Restaurants & Leisure 1.0%
DoorDash, Inc., Class A(d)	24,903	5,640,031
DraftKings, Inc., Class A(d)	61,395	2,115,672
Starbucks Corp.	95,542	8,045,592
Total		15,801,295
Household Durables 0.2%
PulteGroup, Inc.	33,127	3,884,472
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	31,042	1,977,686
Tapestry, Inc.	31,731	4,054,270
Total		6,031,956
Total Consumer Discretionary		97,538,115
Consumer Staples 1.3%
Beverages 0.6%
PepsiCo, Inc.	76,531	10,983,729
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	102,862	11,459,856
Total Consumer Staples		22,443,585
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	86,849	13,236,656
ConocoPhillips Co.	117,232	10,974,087
EOG Resources, Inc.	78,777	8,272,373
Total		32,483,116
Total Energy		32,483,116
Financials 9.4%
Banks 3.5%
Bank of America Corp.	411,833	22,650,815
JPMorgan Chase & Co.	60,976	19,647,687
Wells Fargo & Co.	176,590	16,458,188
Total		58,756,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Blackrock, Inc.	15,237	16,308,771
Charles Schwab Corp. (The)	54,808	5,475,867
Intercontinental Exchange, Inc.	25,417	4,116,538
Morgan Stanley	63,887	11,341,859
S&P Global, Inc.	12,719	6,646,822
Total		43,889,857
Consumer Finance 0.5%
American Express Co.	20,893	7,729,365
Financial Services 2.2%
Block, Inc., Class A(d)	89,316	5,813,578
MasterCard, Inc., Class A	18,796	10,730,261
Visa, Inc., Class A	57,664	20,223,341
Total		36,767,180
Insurance 0.6%
Aon PLC, Class A	28,517	10,063,079
Total Financials		157,206,171
Health Care 6.5%
Biotechnology 1.4%
AbbVie, Inc.	47,099	10,761,650
Vertex Pharmaceuticals, Inc.(d)	29,394	13,326,064
Total		24,087,714
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	92,308	11,565,269
Becton Dickinson & Co.	37,347	7,247,932
Boston Scientific Corp.(d)	61,845	5,896,921
Zimmer Biomet Holdings, Inc.	58,177	5,231,276
Total		29,941,398
Health Care Providers & Services 0.7%
Cigna Group (The)	19,871	5,469,095
Henry Schein, Inc.(d)	77,603	5,865,235
Total		11,334,330
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	34,896	4,748,299
Thermo Fisher Scientific, Inc.	19,973	11,573,355
Total		16,321,654
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.6%
Eli Lilly & Co.	25,953	27,891,170
Total Health Care		109,576,266
Industrials 4.7%
Aerospace & Defense 1.2%
Boeing Co. (The)(d)	57,122	12,402,329
General Electric Co.	7,318	2,254,163
RTX Corp.	27,773	5,093,568
Total		19,750,060
Building Products 0.3%
Carrier Global Corp.	91,824	4,851,980
Commercial Services & Supplies 0.3%
Waste Management, Inc.	26,346	5,788,480
Electrical Equipment 0.4%
Eaton Corp. PLC	10,601	3,376,524
GE Vernova, Inc.	4,528	2,959,365
Total		6,335,889
Ground Transportation 0.2%
Uber Technologies, Inc.(d)	32,822	2,681,886
Industrial Conglomerates 1.1%
Honeywell International, Inc.	92,494	18,044,654
Machinery 0.8%
PACCAR, Inc.	36,549	4,002,481
Parker-Hannifin Corp.	4,799	4,218,129
Stanley Black & Decker, Inc.	79,309	5,891,073
Total		14,111,683
Professional Services 0.4%
Jacobs Solutions, Inc.	51,939	6,879,840
Total Industrials		78,444,472
Information Technology 21.4%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	51,714	11,765,452
IT Services 0.5%
Okta, Inc.(d)	96,466	8,341,415
Semiconductors & Semiconductor Equipment 8.9%
Applied Materials, Inc.	35,977	9,245,729
Broadcom, Inc.	79,537	27,527,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Lam Research Corp.	43,997	7,531,406
Marvell Technology, Inc.	49,249	4,185,180
NVIDIA Corp.	463,255	86,397,058
Texas Instruments, Inc.	80,481	13,962,649
Total		148,849,778
Software 7.0%
Atlassian Corp., Class A(d)	32,432	5,258,524
Intuit, Inc.	21,585	14,298,336
Microsoft Corp.	158,425	76,617,498
Palo Alto Networks, Inc.(d)	22,268	4,101,766
Salesforce, Inc.	35,854	9,498,083
Synopsys, Inc.(d)	17,176	8,067,911
Total		117,842,118
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	240,448	65,368,193
Dell Technologies, Inc.	53,528	6,738,105
Total		72,106,298
Total Information Technology		358,905,061
Materials 0.2%
Chemicals 0.2%
International Flavors & Fragrances, Inc.	58,948	3,972,506
Total Materials		3,972,506
Real Estate 0.5%
Specialized REITs 0.5%
Equinix, Inc.	10,652	8,161,136
Total Real Estate		8,161,136
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	80,953	10,441,318
Public Service Enterprise Group, Inc.	125,924	10,111,697
Total		20,553,015
Total Utilities		20,553,015
Total Common Stocks (Cost $667,089,268)		1,025,083,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	21,000	20,992
10/01/2031	5.125%	33,000	33,047
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	7,000	7,250
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	825,941
02/15/2031	1.900%	580,000	514,916
Boeing Co. (The)
05/01/2040	5.705%	1,505,000	1,538,005
08/01/2059	3.950%	808,000	571,845
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,246,008
07/31/2033	5.400%	375,000	390,648
Lockheed Martin Corp.
08/15/2030	4.400%	800,000	807,778
Northrop Grumman Corp.
02/01/2027	3.200%	309,000	306,856
02/01/2029	4.600%	1,600,000	1,624,688
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,218,813
03/15/2032	2.375%	1,525,000	1,358,221
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,385
03/01/2029	6.375%	20,000	20,649
12/15/2030	6.875%	68,000	71,143
03/01/2032	6.625%	100,000	104,030
01/15/2033	6.000%	31,000	31,729
05/31/2033	6.375%	100,000	102,571
01/31/2034	6.250%	11,000	11,410
01/31/2034	6.750%	52,000	54,210
Total			14,881,135
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	59,000	61,594
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	70,290	71,570
Total			133,164
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	31,000	29,850
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	24,000	24,445
10/15/2033	7.750%	68,000	69,272
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	26,000	27,162
09/15/2032	6.750%	43,000	44,602
IHO Verwaltungs GmbH(a),(e)
11/15/2032	8.000%	56,000	58,983
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	25,000	25,008
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	76,000	80,954
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	16,000	16,147
03/24/2031	7.500%	69,000	69,821
04/23/2032	6.875%	92,000	89,341
Total			535,585
Banking 1.7%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	6,000	6,045
Bank of America Corp.(f)
02/04/2033	2.972%	5,680,000	5,192,100
Citigroup, Inc.(f)
09/11/2031	4.503%	2,610,000	2,617,052
09/11/2036	5.174%	188,000	189,972
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	2,900,000	2,644,523
HSBC Holdings PLC(f)
11/06/2031	4.619%	378,000	378,986
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	5,119,000	5,254,559
10/22/2030	4.603%	36,000	36,498
01/24/2031	5.140%	740,000	764,917
11/08/2032	2.545%	930,000	838,983
10/22/2036	4.810%	447,000	444,129
Morgan Stanley(f)
10/18/2030	4.654%	646,000	653,661
Subordinated
09/16/2036	2.484%	1,725,000	1,516,263
Morgan Stanley Private Bank(f)
11/19/2031	4.465%	1,041,000	1,043,198
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	633,000	641,596
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	500,000	527,123
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(f)
08/06/2029	4.498%	1,440,000	1,453,451
02/04/2031	5.153%	307,000	316,054
08/06/2031	4.696%	254,000	257,211
11/03/2031	4.305%	487,000	484,646
US Bancorp(f)
06/12/2034	5.836%	525,000	559,758
Wells Fargo & Co.(f)
04/24/2034	5.389%	2,000,000	2,078,748
Total			27,899,473
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	41,000	41,165
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	59,000	63,647
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	98,000	98,444
Focus Financial Partners LLC(a)
09/15/2031	6.750%	51,000	52,742
Hightower Holding LLC(a)
04/15/2029	6.750%	62,000	61,752
01/31/2030	9.125%	59,000	62,604
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	42,000	43,867
08/01/2033	8.000%	59,000	61,129
Total			485,350
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	54,000	52,021
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	22,000	22,810
James Hardie International Finance DAC(a)
01/15/2028	5.000%	52,000	52,000
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	10,000	10,215
07/31/2032	6.125%	17,000	17,441
LBM Acquisition LLC(a)
01/15/2029	6.250%	25,000	22,514
06/15/2031	9.500%	50,000	51,968
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	74,000	77,004
03/01/2033	6.750%	40,000	41,767
QXO Building Products, Inc.(a)
04/30/2032	6.750%	44,000	45,974
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	36,000	37,111
08/01/2033	6.250%	19,000	19,411
Standard Industries, Inc.(a)
01/15/2028	4.750%	46,000	45,856
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	63,000	65,120
Total			561,212
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,937
02/01/2028	5.000%	62,000	61,491
03/01/2030	4.750%	131,000	125,319
08/15/2030	4.500%	144,000	135,662
02/01/2032	4.750%	56,000	51,178
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	57,000	51,165
Charter Communications Operating LLC
06/30/2062	3.950%	700,000	420,728
Comcast Corp.
03/01/2026	3.150%	562,000	561,380
CSC Holdings LLC(a)
04/15/2027	5.500%	9,000	7,705
02/01/2028	5.375%	18,000	13,076
02/01/2029	6.500%	86,000	56,819
01/15/2030	5.750%	43,000	15,781
12/01/2030	4.125%	12,000	7,379
02/15/2031	3.375%	52,000	31,482
DISH DBS Corp.(a)
12/01/2026	5.250%	4,000	3,887
12/01/2028	5.750%	28,000	27,397
DISH Network Corp.(a)
11/15/2027	11.750%	92,000	95,736
EchoStar Corp.
11/30/2029	10.750%	134,611	148,678
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	21,000	21,029
07/01/2029	5.500%	18,000	18,149
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	2,014,631
Virgin Media Finance PLC(a)
07/15/2030	5.000%	27,000	23,804
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	42,000	41,389
08/15/2030	4.500%	31,000	28,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	138,000	124,969
Total			4,142,542
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,648
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,963
Celanese US Holdings LLC
04/15/2030	6.500%	31,000	31,132
02/15/2031	7.000%	20,000	20,471
07/15/2032	6.879%	11,000	11,439
04/15/2033	6.750%	15,000	14,915
11/15/2033	7.200%	24,000	25,357
02/15/2034	7.375%	30,000	30,510
Element Solutions, Inc.(a)
09/01/2028	3.875%	21,000	20,544
Herens Holdco Sarl(a)
05/15/2028	4.750%	23,000	20,038
INEOS Finance PLC(a)
05/15/2028	6.750%	20,000	17,690
04/15/2029	7.500%	108,000	92,931
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	99,000	68,659
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	58,550	53,114
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	65,000	64,758
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	40,755
10/01/2029	6.250%	47,000	45,661
06/15/2031	7.250%	68,000	69,608
02/15/2033	7.250%	42,000	42,242
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	24,000	24,584
08/15/2033	6.250%	19,000	19,732
Tronox, Inc.(a)
03/15/2029	4.625%	42,000	29,428
09/30/2030	9.125%	16,000	15,914
WR Grace Holdings LLC(a)
06/15/2027	4.875%	13,000	12,986
08/15/2029	5.625%	124,000	117,746
03/01/2031	7.375%	13,000	13,326
08/15/2032	6.625%	84,000	85,124
Total			1,047,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	735,757
Herc Holdings, Inc.(a)
06/15/2029	6.625%	34,000	35,269
06/15/2030	7.000%	36,000	37,864
03/15/2031	5.750%	13,000	13,186
06/15/2033	7.250%	99,000	104,928
03/15/2034	6.000%	13,000	13,172
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,129,516
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	60,000	62,734
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	39,000	40,546
United Rentals North America, Inc.(a)
11/15/2033	5.375%	45,000	44,966
03/15/2034	6.125%	6,000	6,256
Total			2,224,194
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	66,000	64,782
12/01/2028	6.125%	105,000	102,450
Garda World Security Corp.(a)
06/01/2029	6.000%	10,000	9,808
11/15/2032	8.375%	10,000	10,201
Match Group Holdings II LLC(a)
10/01/2031	3.625%	4,000	3,665
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	8,000
06/01/2028	4.625%	22,000	21,793
02/15/2029	5.625%	54,000	54,171
Total			274,870
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	13,000	10,515
Newell Brands, Inc.(a)
06/01/2028	8.500%	26,000	27,235
Newell Brands, Inc.
05/15/2030	6.375%	29,000	28,337
05/15/2032	6.625%	28,000	27,071
Opal Bidco SAS(a)
03/31/2032	6.500%	41,000	41,996
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	9,418
02/01/2032	4.375%	46,000	43,168
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	8,000	7,999
06/15/2033	6.500%	8,000	7,759
Total			203,498
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	7,000	7,210
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,911
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	102,000	106,217
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	21,083
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,469
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,392
Madison IAQ LLC(a)
06/30/2029	5.875%	76,000	75,583
Resideo Funding, Inc.(a)
09/01/2029	4.000%	21,000	20,317
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	62,000	62,126
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	63,000	65,740
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	29,000	29,447
03/15/2029	6.375%	11,000	11,372
03/15/2032	6.625%	47,000	49,224
Total			497,091
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	30,000	31,061
01/15/2034	6.250%	26,000	26,237
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	31,037
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	58,827
02/15/2031	3.750%	117,000	109,226
01/15/2032	3.750%	16,000	14,582
Dominion Energy, Inc.
03/15/2035	5.450%	685,000	702,363
DTE Energy Co.
07/01/2027	4.950%	825,000	835,827
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2052	5.000%	1,158,000	1,022,424
Duke Energy Indiana LLC
04/01/2053	5.400%	273,000	259,744
Edison International
11/15/2028	5.250%	834,000	845,153
Long Ridge Energy LLC(a)
02/15/2032	8.750%	42,000	44,683
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	996,000	1,007,738
03/15/2035	5.450%	2,300,000	2,380,413
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	33,630
01/15/2029	7.250%	92,000	94,305
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	26,764
06/15/2029	5.250%	21,000	21,057
07/15/2029	5.750%	47,000	47,221
02/15/2031	3.625%	22,000	20,553
02/15/2032	3.875%	7,000	6,541
02/01/2033	6.000%	41,000	41,835
01/15/2034	5.750%	36,000	36,308
11/01/2034	6.250%	12,000	12,324
01/15/2036	6.000%	36,000	36,488
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,196,383
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,756,665
PG&E Corp.(f)
03/15/2055	7.375%	25,000	26,039
Talen Energy Supply LLC(a)
02/01/2034	6.250%	42,000	42,835
02/01/2036	6.500%	42,000	43,449
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	42,000	41,934
01/15/2030	4.750%	76,000	73,849
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	17,010
07/31/2027	5.000%	39,000	38,984
10/15/2031	7.750%	75,000	79,533
04/15/2032	6.875%	73,000	76,865
VoltaGrid LLC(a)
11/01/2030	7.375%	39,000	38,646
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	23,000	24,141
03/15/2033	8.625%	49,000	51,501
04/15/2034	7.750%	32,000	32,493
Total			11,286,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	49,000	51,350
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	53,000	54,679
Total			106,029
Finance Companies 0.1%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	11,000	11,389
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	24,000	24,502
GGAM Finance Ltd.(a)
02/15/2027	8.000%	12,000	12,288
04/15/2029	6.875%	37,000	38,342
03/15/2030	5.875%	52,000	52,711
goeasy Ltd.(a)
07/01/2029	7.625%	29,000	28,688
05/15/2030	6.875%	8,000	7,635
10/01/2030	7.375%	8,000	7,700
02/15/2031	6.875%	6,000	5,603
Navient Corp.
03/15/2031	11.500%	55,000	61,669
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,818
05/15/2029	6.625%	69,000	71,462
03/15/2030	7.875%	31,000	32,784
05/15/2031	7.500%	57,000	59,964
11/15/2031	7.125%	15,000	15,664
03/15/2032	6.750%	47,000	48,183
03/15/2033	6.500%	58,000	58,469
09/15/2033	6.750%	43,000	43,636
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	75,000	79,067
Rocket Cos, Inc.(a)
08/01/2030	6.125%	20,000	20,681
08/01/2033	6.375%	25,000	26,112
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	13,000	12,559
03/01/2031	3.875%	32,000	30,349
10/15/2033	4.000%	134,000	124,492
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	7,016
04/15/2029	5.500%	56,000	55,600
UWM Holdings LLC(a)
02/01/2030	6.625%	52,000	52,609
03/15/2031	6.250%	63,000	62,896
Total			1,070,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	242,693
05/15/2038	5.150%	3,500,000	3,323,079
Campbell Soup Co.
03/23/2035	4.750%	1,230,000	1,189,166
Chobani Holdco II LLC(a),(e)
10/01/2029	8.750%	38,200	40,909
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,569
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	589,928
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	50,000	50,845
General Mills, Inc.
01/30/2027	4.700%	435,000	438,168
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,129,634
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,418,457
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,921
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,391,040
03/01/2035	5.200%	1,826,000	1,875,184
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	876,079
Post Holdings, Inc.(a)
04/15/2030	4.625%	74,000	72,048
09/15/2031	4.500%	23,000	21,803
03/15/2036	6.500%	34,000	34,053
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	77,000	77,420
04/30/2029	4.375%	38,000	36,996
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	49,000	47,245
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	33,020
02/15/2029	4.750%	52,000	51,699
06/01/2030	4.625%	34,000	33,539
Total			13,009,495
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	39,000	37,436
02/15/2030	7.000%	85,000	88,025
02/15/2032	6.500%	35,000	35,859
10/15/2032	6.000%	58,000	56,439
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	15,138
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	33,190
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	59,000	61,735
10/01/2033	6.250%	44,000	44,527
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	46,000	42,605
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	51,000	52,215
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	31,000	31,618
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	105,000	93,295
Voyager Parent LLC(a)
07/01/2032	9.250%	39,000	41,366
Total			633,448
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	58,000	57,602
04/15/2029	5.000%	35,000	33,672
03/15/2033	7.375%	52,000	52,534
Avantor Funding, Inc.(a)
07/15/2028	4.625%	25,000	24,859
11/01/2029	3.875%	65,000	62,200
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,346
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	24,780
03/15/2029	3.750%	39,000	37,687
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	39,000	34,720
05/15/2030	5.250%	70,000	65,687
01/15/2032	10.875%	17,000	18,579
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	39,000	40,862
CVS Health Corp.
03/25/2038	4.780%	1,080,000	1,020,011
03/25/2048	5.050%	840,000	741,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(a)
07/15/2033	6.750%	33,000	34,239
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,223,054
12/15/2028	4.150%	415,000	416,185
HCA, Inc.
09/01/2030	3.500%	3,120,000	3,001,088
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	18,004
05/15/2030	6.500%	16,000	16,617
06/01/2032	6.250%	50,000	52,283
LifePoint Health, Inc.(a)
10/15/2030	11.000%	13,000	14,255
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	22,000	22,777
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	159,000	159,885
Select Medical Corp.(a)
12/01/2032	6.250%	41,000	40,069
Star Parent, Inc.(a)
10/01/2030	9.000%	88,000	94,050
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	85,000	86,114
Tenet Healthcare Corp.
11/01/2027	5.125%	37,000	36,998
10/01/2028	6.125%	37,000	37,150
01/15/2030	4.375%	22,000	21,605
06/15/2030	6.125%	26,000	26,626
05/15/2031	6.750%	59,000	61,349
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	95,000	96,353
11/15/2033	6.000%	35,000	36,038
Total			8,742,728
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	500,000	510,473
04/15/2034	5.000%	2,519,000	2,559,459
04/15/2054	5.375%	7,000	6,614
Total			3,076,546
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	30,000	30,537
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	482,000	481,174
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
07/01/2028	8.375%	4,000	4,125
11/01/2030	8.625%	5,000	5,236
07/01/2031	8.750%	64,000	66,435
06/15/2033	9.625%	73,000	78,694
CNX Resources Corp.(a)
01/15/2029	6.000%	51,000	51,401
01/15/2031	7.375%	8,000	8,282
03/01/2032	7.250%	32,000	33,441
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	62,000	62,290
Comstock Resources, Inc.(a)
03/01/2029	6.750%	36,000	36,093
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	50,000	50,392
02/01/2029	5.750%	11,000	10,855
04/15/2030	6.000%	16,000	15,525
04/15/2032	6.250%	19,000	17,874
11/01/2033	8.375%	58,000	59,149
02/15/2035	7.250%	45,000	42,768
Matador Resources Co.(a)
04/15/2032	6.500%	74,000	74,936
04/15/2033	6.250%	18,000	17,996
Occidental Petroleum Corp.
10/01/2054	6.050%	820,000	781,907
Permian Resources Operating LLC(a)
04/15/2027	8.000%	19,000	19,240
01/15/2032	7.000%	61,000	63,537
02/01/2033	6.250%	24,000	24,626
SM Energy Co.
09/15/2026	6.750%	41,000	41,053
SM Energy Co.(a)
08/01/2029	6.750%	35,000	35,261
08/01/2032	7.000%	17,000	16,727
Total			2,099,017
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,735,534
03/17/2052	3.001%	840,000	537,963
Total			2,273,497
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	53,000	52,268
Carnival Corp.(a)
03/15/2030	5.750%	34,000	34,999
08/01/2032	5.750%	82,000	84,247
02/15/2033	6.125%	68,000	70,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	35,000	34,300
Cinemark USA, Inc.(a)
07/15/2028	5.250%	41,000	40,996
NCL Corp., Ltd.(a)
01/15/2031	5.875%	60,000	59,793
02/01/2032	6.750%	49,000	50,190
09/15/2033	6.250%	37,000	36,991
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	33,916
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	104,000	99,889
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	41,000	41,367
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,883
Viking Cruises Ltd.(a)
07/15/2031	9.125%	56,000	59,933
10/15/2033	5.875%	76,000	77,276
Total			800,246
Life Insurance 0.2%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,069,088
04/12/2029	5.250%	1,013,000	1,046,271
Principal Life Global Funding II(a)
01/09/2028	4.800%	492,000	498,420
11/27/2029	4.950%	297,000	303,439
Total			2,917,218
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	14,403
09/15/2033	5.750%	23,000	23,536
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	52,000	53,335
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	76,000	72,992
Total			164,266
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	22,000	22,009
06/01/2029	7.500%	66,000	65,564
04/01/2030	7.875%	59,000	62,225
02/15/2031	7.125%	39,000	40,818
03/15/2033	7.500%	39,000	41,311
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gray Media, Inc.(a)
07/15/2032	9.625%	9,000	9,342
08/15/2033	7.250%	28,000	28,626
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,893
08/15/2030	7.750%	14,410	12,592
Mav Acquisition Corp.(a)
08/01/2029	8.000%	30,000	30,320
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	35,000	36,894
Meta Platforms, Inc.
11/15/2045	5.500%	368,000	357,669
11/15/2055	5.625%	648,000	622,997
11/15/2065	5.750%	713,000	681,115
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	31,000	31,024
01/15/2029	4.250%	23,000	22,431
03/15/2030	4.625%	24,000	23,422
02/15/2031	7.375%	29,000	30,652
Roblox Corp.(a)
05/01/2030	3.875%	46,000	43,960
Snap, Inc.(a)
03/01/2033	6.875%	51,000	52,903
03/15/2034	6.875%	56,000	57,693
Univision Communications, Inc.(a)
08/15/2028	8.000%	28,000	28,992
05/01/2029	4.500%	15,000	14,411
06/30/2030	7.375%	19,000	19,298
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	30,000	26,337
03/15/2042	5.050%	93,000	65,686
03/15/2052	5.141%	15,000	9,913
Total			2,444,097
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,800
Carpenter Technology Corp.(a)
03/01/2034	5.625%	31,000	31,512
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	11,000	11,386
03/15/2032	7.000%	7,000	7,175
05/01/2033	7.375%	6,000	6,238
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	21,000	21,975
Constellium SE(a)
06/15/2028	5.625%	25,000	25,008
04/15/2029	3.750%	32,000	30,896
08/15/2032	6.375%	22,000	22,691
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	72,000	72,968
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	34,000	32,860
03/01/2034	5.875%	67,000	67,268
Novelis Corp.(a)
01/30/2030	4.750%	54,000	52,193
08/15/2031	3.875%	54,000	49,116
08/15/2033	6.375%	34,000	34,491
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,416
Total			490,993
Midstream 0.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	48,000	51,147
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	69,000	71,556
CNX Midstream Partners LP(a)
04/15/2030	4.750%	75,000	72,637
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	93,000	97,212
06/30/2033	7.375%	86,000	87,772
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,176,381
Hess Midstream Operations LP(a)
10/15/2030	5.500%	20,000	20,216
ITT Holdings LLC(a)
08/01/2029	6.500%	6,000	5,754
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	633,352
NuStar Logistics LP
10/01/2030	6.375%	24,000	25,262
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	20,000	21,105
Sunoco LP(a),(f),(g)
	7.875%	39,000	39,995
Sunoco LP(a)
05/01/2032	7.250%	38,000	40,139
07/01/2033	6.250%	59,000	60,427
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	28,324
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	71,000	71,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
15

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	22,000	20,665
08/15/2031	4.125%	50,000	45,493
11/01/2033	3.875%	43,000	36,910
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	58,000	58,962
02/01/2029	9.500%	14,000	14,528
01/15/2030	7.000%	55,000	52,901
06/01/2031	8.375%	49,000	48,737
02/01/2032	9.875%	26,000	26,856
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	17,000	17,308
05/01/2033	7.500%	25,000	27,022
01/15/2034	6.500%	57,000	58,351
06/15/2034	6.500%	22,000	22,490
05/01/2035	7.750%	25,000	27,373
01/15/2036	6.750%	122,000	124,870
Western Midstream Operating LP
04/01/2033	6.150%	764,000	809,864
Total			3,895,319
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	568,688
Southern Co Gas Capital Corp.
09/15/2028	4.050%	520,000	520,263
Total			1,088,951
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	51,000	51,232
09/01/2032	6.625%	30,000	30,902
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	49,000	50,903
10/01/2033	6.500%	32,000	32,664
10/01/2035	6.750%	19,000	19,533
Nabors Industries, Inc.(a)
01/31/2030	9.125%	65,000	68,329
08/15/2031	8.875%	28,000	27,167
11/15/2032	7.625%	20,000	19,654
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	33,985	34,822
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	34,000	34,729
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	11,065
05/15/2031	8.500%	18,000	17,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	40,000	41,425
Total			440,238
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,375
04/15/2030	6.625%	30,000	31,027
Total			43,402
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	42,000	41,548
07/15/2031	7.000%	61,000	64,678
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	42,000	42,017
05/15/2029	4.875%	21,000	20,491
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	20,000	20,608
06/15/2033	6.500%	23,000	23,865
Service Properties Trust
06/15/2029	8.375%	15,000	15,098
Service Properties Trust(a)
11/15/2031	8.625%	26,000	27,328
Total			255,633
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	103,000	96,953
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	30,000	30,508
04/15/2030	8.750%	81,000	82,364
04/15/2032	6.750%	20,000	20,590
Total			230,415
Pharmaceuticals 0.8%
1261229 BC Ltd.(a)
04/15/2032	10.000%	95,000	98,945
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,233,581
11/21/2029	3.200%	1,232,000	1,194,977
Amgen, Inc.
03/02/2033	5.250%	1,240,000	1,284,461
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,953
06/01/2028	4.875%	5,000	4,477
09/30/2028	11.000%	11,000	11,409
02/15/2029	6.250%	10,000	7,945
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,685,134
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	85,000	83,953
Merck & Co., Inc.
12/04/2035	4.750%	404,000	403,157
Organon Finance 1 LLC(a)
04/30/2028	4.125%	18,000	17,536
04/30/2031	5.125%	26,000	21,546
Total			13,052,074
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	20,000	20,749
08/01/2029	6.000%	31,000	30,669
11/06/2030	7.500%	30,000	31,239
07/01/2032	6.750%	21,000	21,598
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	59,000	59,105
04/15/2028	6.750%	32,000	32,587
11/01/2029	5.875%	31,000	30,969
01/15/2031	7.000%	100,000	103,761
10/01/2031	6.500%	15,000	15,479
10/01/2032	7.375%	61,000	63,357
AmWINS Group, Inc.(a)
02/15/2029	6.375%	50,000	51,325
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	63,000	66,036
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	82,000	85,227
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	93,000	92,884
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	30,000	30,934
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	43,051
01/31/2032	7.375%	91,000	95,494
HUB International, Ltd.(a)
06/15/2030	7.250%	55,000	57,677
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	68,000	70,484
Ryan Specialty LLC(a)
08/01/2032	5.875%	46,000	47,036
Total			1,049,661
Railroads 0.1%
Canadian Pacific Railway Co.
12/02/2031	2.450%	1,287,000	1,158,494
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	60,000	61,952
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	864,064
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	98,000	102,607
Total			2,187,117
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	31,000	31,627
10/15/2030	4.000%	55,000	52,375
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	67,000	63,638
Total			147,640
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	19,000	19,128
08/01/2033	7.375%	20,000	20,128
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	34,000	33,476
Beach Acquisition Bidco LLC(a),(e)
07/15/2033	10.000%	69,000	75,854
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	15,315
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	20,000	20,568
L Brands, Inc.
06/15/2029	7.500%	39,000	39,856
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	58,000	61,342
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	19,214
Lowe’s Companies, Inc.
04/01/2052	4.250%	378,000	297,927
04/01/2062	4.450%	590,000	462,744
Walmart, Inc.
04/28/2035	4.900%	641,000	659,270
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	57,000	52,681
Total			1,777,503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
17

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	25,075
03/15/2029	3.500%	46,000	44,236
Total			69,311
Technology 0.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	61,000	64,309
APLD ComputeCo LLC(a)
12/15/2030	9.250%	117,000	114,757
Block, Inc.(a)
08/15/2030	5.625%	32,000	32,639
08/15/2033	6.000%	25,000	25,655
Block, Inc.
05/15/2032	6.500%	69,000	71,746
Broadcom, Inc.
04/15/2028	4.800%	808,000	822,399
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,505,233
CACI International, Inc.(a)
06/15/2033	6.375%	42,000	43,470
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	14,000	12,161
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	11,000	9,338
Cipher Compute LLC(a)
11/15/2030	7.125%	52,000	53,041
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	102,000	96,433
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	144,000	149,970
06/30/2032	8.250%	51,000	53,382
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	145,000	126,551
Entegris Escrow Corp.(a)
06/15/2030	5.950%	101,000	102,994
Fair Isaac Corp.(a)
05/15/2033	6.000%	35,000	35,886
Flash Compute LLC(a)
12/31/2030	7.250%	31,000	30,727
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	52,000	55,271
HealthEquity, Inc.(a)
10/01/2029	4.500%	42,000	41,184
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
03/25/2050	4.750%	675,000	551,570
International Business Machines Corp.
05/15/2026	3.300%	1,695,000	1,690,586
ION Platform Finance US Inc./SARL(a)
05/15/2028	5.750%	7,000	6,640
05/30/2029	9.500%	200,000	202,649
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	63,000	59,828
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,982
07/15/2028	5.000%	46,000	45,857
02/15/2029	7.000%	17,000	17,466
01/15/2033	6.250%	15,000	15,131
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	93,000	93,031
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	85,000	92,326
NCR Corp.(a)
10/01/2028	5.000%	74,000	73,456
04/15/2029	5.125%	31,000	30,786
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	93,000	93,239
05/15/2031	10.375%	27,000	27,671
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,494,556
Oracle Corp.
09/26/2065	6.100%	1,710,000	1,509,906
Picard Midco, Inc.(a)
03/31/2029	6.500%	84,000	85,090
Science Applications International Corp.(a)
11/01/2033	5.875%	41,000	41,569
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	19,000	20,170
07/15/2031	8.500%	12,000	12,763
Sensata Technologies BV(a)
09/01/2030	5.875%	43,000	43,718
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	85,000	87,790
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	15,492
UKG, Inc.(a)
02/01/2031	6.875%	81,000	83,423
WEX, Inc.(a)
03/15/2033	6.500%	51,000	52,260
WULF Compute LLC(a)
10/15/2030	7.750%	25,000	25,752
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	99,000	93,592
Total			10,027,445
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	22,000	22,840
02/15/2031	8.000%	41,000	42,150
06/15/2032	8.375%	33,000	34,082
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	840,355
Total			939,427
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	63,000	58,214
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	11,003
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,555
03/15/2031	8.625%	57,000	60,044
Iliad Holding SAS(a)
10/15/2028	7.000%	68,000	69,006
Iliad Holding SASU(a)
04/15/2032	7.000%	32,000	32,993
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	35,000	35,899
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	9,071
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	40,000	41,983
Windstream Services LLC(a)
10/15/2033	7.500%	29,000	29,722
Total			326,276
Total Corporate Bonds & Notes (Cost $135,268,742)			137,619,688

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
U.S. Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	355,182	31,774,582
Total Exchange-Traded Equity Funds (Cost $23,810,275)		31,774,582

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,557
02/15/2030	9.000%	76,000	81,160
12/01/2031	7.000%	13,000	13,851
Total			107,568
Total Foreign Government Obligations (Cost $101,474)			107,568

Residential Mortgage-Backed Securities - Agency 13.6%

Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.061%	5,195,134	508,872
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.026%	7,850,168	738,458
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.274%	2,518,348	2,539,004
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.724%	2,200,750	2,195,066
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.174%	2,776,581	2,834,299
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.074%	2,809,503	2,820,689
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.674%	4,855,291	4,905,859
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.724%	5,867,973	5,848,867
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	6,910	7,096
04/01/2032	7.000%	6,738	7,083
07/01/2032	6.500%	2,386	2,478
01/01/2033	3.000%	318,886	311,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
19

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2051- 06/01/2052	2.500%	12,503,823	10,633,168
07/01/2052	3.500%	3,745,060	3,470,799
07/01/2052- 01/01/2055	4.500%	11,113,600	10,929,604
11/01/2052- 01/01/2054	4.000%	19,915,996	19,063,739
12/01/2054	5.000%	2,933,322	2,953,945
05/01/2055	5.500%	2,856,156	2,910,436
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	66,940	69,521
06/01/2037	6.000%	20,958	22,012
02/01/2038	5.500%	110,720	115,593
07/01/2043	3.000%	99,841	92,363
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.852%	3,675,860	376,136
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.061%	2,968,642	393,015
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.794%	3,220,000	365,973
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.026%	6,698,576	627,371
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	114,284	120,013
10/01/2026- 04/01/2052	3.500%	1,467,743	1,362,960
11/01/2026- 01/01/2029	4.000%	20,248	20,197
08/01/2028- 09/01/2032	6.500%	23,845	24,891
12/01/2028- 09/01/2054	6.000%	11,760,024	12,092,679
02/01/2038- 03/01/2054	5.500%	5,081,805	5,158,656
08/01/2051	2.500%	5,340,500	4,570,282
02/01/2052- 03/01/2052	2.000%	9,571,783	7,849,471
04/01/2052	3.000%	3,844,344	3,405,154
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2053- 12/01/2054	5.000%	19,308,584	19,385,265
12/01/2054	4.500%	5,436,734	5,317,314
Federal National Mortgage Association(j)
02/01/2031	3.500%	46,859	46,533
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.111%	2,890,556	360,077
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.011%	3,337,436	313,592
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.126%	4,950,219	469,962
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.974%	4,165,192	4,173,956
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.304%	2,997,470	3,024,273
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.824%	2,899,465	2,990,870
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.824%	6,488,994	6,711,729
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.194%	2,884,564	2,904,329
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.824%	1,626,876	1,670,694
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.474%	3,009,052	3,101,330
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(i)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.276%	4,981,510	306,590
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.202%	3,280,521	394,118
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.352%	2,449,438	302,890
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.252%	3,203,685	411,063
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.452%	5,890,071	785,009
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.452%	2,546,180	340,225
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.452%	2,487,900	291,346
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.452%	4,723,432	633,217
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.452%	2,947,832	394,094
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.452%	2,338,238	330,326
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.732%	7,097,535	831,570
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.582%	15,108,867	1,104,440
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.332%	9,654,388	598,471
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.182%	2,906,599	291,214
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.082%	8,295,996	749,877
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.082%	10,125,557	875,426
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.132%	9,931,202	1,102,510
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.132%	7,808,900	874,827
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.202%	5,852,459	695,456
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.082%	6,377,443	646,324
Government National Mortgage Association(i)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	7,687,897	1,447,721
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,217,078	320,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
21

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	5.018%	3,072,632	3,081,650
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.221%	2,372,730	2,437,059
Uniform Mortgage-Backed Security TBA(k)
01/20/2041- 01/14/2056	3.000%	17,825,000	15,904,868
01/20/2041- 01/14/2056	3.500%	12,600,000	11,866,673
01/20/2041- 01/14/2056	4.000%	2,400,000	2,314,628
01/14/2056	4.500%	8,800,000	8,590,051
01/14/2056	5.500%	10,000,000	10,139,826
Total Residential Mortgage-Backed Securities - Agency (Cost $224,707,873)			227,879,039

Residential Mortgage-Backed Securities - Non-Agency 7.5%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	3,336,498	3,384,685
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	2,337,970	2,351,479
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	2,415,604	2,424,185
ACHM Trust(a),(c)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	4,155,617	4,169,127
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,530,303	1,395,681
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	81,109	75,841
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	343,979
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	217,270	208,145
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,235,415	3,216,909
CMO Series 2025-13 Class A1
10/25/2070	4.929%	1,600,000	1,601,998
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	64,349	62,927
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	171,901	169,595
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	598,433	562,248
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	243,808	230,224
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	70,989	69,494
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	690,298	690,261
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	398,957
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	340,238	343,502
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	891,273	902,424
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,214,078	1,229,823
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,554,379	1,506,798
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	584,186	582,477
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	236,453	214,240
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,582,959	1,464,771
CMO Series 2025-12 Class A1
01/26/2071	4.983%	1,690,000	1,692,075
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	870,879	877,982
CMO Series 2025-7 Class A1
06/25/2070	5.470%	4,682,205	4,719,576
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.974%	975,000	998,448
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	452,910	384,066
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	137,339	126,285
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	140,805
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	572,448
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	278,380
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	340,373	344,316
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,067,590	1,033,910
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	797,149	798,875
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,187,004	1,185,810
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	449,374	408,706
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	240,439	232,668
EFMT(a),(c)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	1,850,000	1,850,855
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	47,043	46,338
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,108,299	4,091,099
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	764,881	772,388
FIGRE Trust(a),(f)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	1,189,401	1,195,769
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	1,327,110	1,319,620
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.524%	141,779	142,262
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.774%	1,100,000	1,127,077
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.024%	112,849	113,449
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,463,770	1,418,105
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.824%	701,691	714,059
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.724%	573,276	573,317
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	374,639	366,193
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,387,353	1,322,194
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,253,120	4,236,467
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	3,291,344	3,295,524
GCAT Trust(a),(f)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,154,933	1,152,344
GITSIT Mortgage Loan Trust(a),(f),(l),(m)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	1,740,000	1,740,000
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	170,725	163,807
GS Mortgage-Backed Securities Trust(a),(f)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	1,785,190	1,784,938
HOMES Trust(a),(f)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	1,529,167	1,541,219
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	1,518,780	1,526,125
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	3,245,456	3,258,185
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	898,709	899,380
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,603,414	1,603,963
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	701,791
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
23

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	264,103	258,599
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	439,640
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	334,793	316,853
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	3,852,771	3,878,414
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	301,210	303,645
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	1,544,652	1,550,083
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	53,094	51,859
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	9,949	9,722
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	16,636	16,263
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	284,208	281,480
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,057,446
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	1,352,453	1,363,817
Morgan Stanley Residential Mortgage Loan Trust(a),(f)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	2,510,324	2,511,155
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	96,064	92,483
NYMT Loan Trust(a),(c)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	2,142,929	2,146,747
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	620,292	619,078
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	2,389,306	2,409,533
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,026,966	1,038,398
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	845,747	855,457
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	127,591	121,453
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,472,533
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,096,215
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	919,599
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	675,477	665,467
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	685,000	667,200
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	128,924	130,216
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	416,645	421,834
PRPM Trust(a),(c)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	2,537,458	2,561,095
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.000% 10/25/2070	5.253%	3,000,000	2,999,456
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.427%	199,563	200,962
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	11,150	11,080
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	81,470	80,878
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	47,561	46,315
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	407,909
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	22,967	22,828
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	89,007	88,599
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.846%	181,499	181,676
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.846%	242,732	248,269
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	284,845	284,874
Verus Securitization Trust(a),(c)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	53,120	52,292
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	67,286	66,270
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	2,657,850	2,550,027
CMO Series 2023-1 Class A1
12/25/2067	5.850%	922,156	920,205
CMO Series 2023-6 Class A2
09/25/2068	6.939%	369,450	373,030
CMO Series 2023-8 Class A1
12/25/2068	6.259%	298,388	301,263
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	1,929,839	1,925,985
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,432,725	1,441,736
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,103,439	1,118,977
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	979,835	991,679
CMO Series 2025-7 Class A1
08/25/2070	5.129%	3,365,250	3,379,517
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	22,079	21,931
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	53,011	51,370
CMO Series 2020-1R Class A3
11/25/2055	1.873%	61,846	60,045
Vista Point Securitization Trust(a),(c)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	1,936,775	1,947,422
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(f)
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	1,450,000	1,467,435
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $128,834,036)			126,848,902

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	8,955	8,994
Property & Casualty 0.0%
CRC Insurance Group LLC(b),(n)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 03/08/2032	8.422%	13,036	13,177
Technology 0.0%
Ascend Learning LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.716%	52,170	52,291
DCert Buyer, Inc.(b),(n)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.716%	12,000	10,748
Ellucian Holdings, Inc.(b),(n)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/14/2032	8.466%	20,000	20,131
Total			83,170
Total Senior Loans (Cost $105,832)			105,341

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	7,550,000	5,675,477
Total U.S. Treasury Obligations (Cost $6,004,074)			5,675,477
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
25

Portfolio of Investments (continued)
December 31, 2025

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(o),(p)	70,814,051	70,792,807
Total Money Market Funds (Cost $70,793,894)		70,792,807
Total Investments in Securities (Cost: $1,359,643,393)		1,728,724,649
Other Assets & Liabilities, Net		(47,405,450)
Net Assets		1,681,319,199
At December 31, 2025, securities and/or cash totaling $4,020,119 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	276	03/2026	USD	31,903,875	—	(292,711)
U.S. Treasury 10-Year Note	787	03/2026	USD	88,488,313	—	(541,661)
U.S. Treasury Ultra 10-Year Note	31	03/2026	USD	3,565,484	—	(12,906)
U.S. Treasury Ultra Bond	224	03/2026	USD	26,432,000	—	(442,342)
Total					—	(1,289,620)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(346)	03/2026	USD	(72,241,015)	—	(14,138)
U.S. Treasury 5-Year Note	(211)	03/2026	USD	(23,063,289)	34,231	—
Total					34,231	(14,138)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $259,727,256, which represents 15.45% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(g)	Perpetual security with no specified maturity date.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)	Represents a security purchased on a when-issued basis.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $1,740,000, which represents 0.10% of total net assets.

(m)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(n)
The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(p)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	125,724,450	372,017,543	(426,946,321)	(2,865)	70,792,807	(7,859)	4,223,734	70,814,051
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
27

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	76,383,273	—	76,383,273
Commercial Mortgage-Backed Securities - Non-Agency	—	26,454,531	—	26,454,531
Common Stocks
Communication Services	135,799,998	—	—	135,799,998
Consumer Discretionary	97,538,115	—	—	97,538,115
Consumer Staples	22,443,585	—	—	22,443,585
Energy	32,483,116	—	—	32,483,116
Financials	157,206,171	—	—	157,206,171
Health Care	109,576,266	—	—	109,576,266
Industrials	78,444,472	—	—	78,444,472
Information Technology	358,905,061	—	—	358,905,061
Materials	3,972,506	—	—	3,972,506
Real Estate	8,161,136	—	—	8,161,136
Utilities	20,553,015	—	—	20,553,015
Total Common Stocks	1,025,083,441	—	—	1,025,083,441
Corporate Bonds & Notes	—	137,619,688	—	137,619,688
Exchange-Traded Equity Funds	31,774,582	—	—	31,774,582
Foreign Government Obligations	—	107,568	—	107,568
Residential Mortgage-Backed Securities - Agency	—	227,879,039	—	227,879,039
Residential Mortgage-Backed Securities - Non-Agency	—	125,108,902	1,740,000	126,848,902
Senior Loans	—	105,341	—	105,341
U.S. Treasury Obligations	—	5,675,477	—	5,675,477
Money Market Funds	70,792,807	—	—	70,792,807
Total Investments in Securities	1,127,650,830	599,333,819	1,740,000	1,728,724,649
Investments in Derivatives
Asset
Futures Contracts	34,231	—	—	34,231
Liability
Futures Contracts	(1,303,758)	—	—	(1,303,758)
Total	1,126,381,303	599,333,819	1,740,000	1,727,455,122
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Variable Portfolio – Balanced Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,288,849,499)	$1,657,931,842
Affiliated issuers (cost $70,793,894)	70,792,807
Cash	3,912
Receivable for:
Investments sold	15,693
Capital shares sold	54,847
Dividends	726,189
Interest	3,478,247
Foreign tax reclaims	3,464
Variation margin for futures contracts	49,055
Prepaid expenses	6,443
Total assets	1,733,062,499
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	48,922,206
Capital shares redeemed	2,112,921
Variation margin for futures contracts	310,047
Management services fees	30,532
Distribution and/or service fees	6,496
Service fees	99,179
Compensation of chief compliance officer	270
Compensation of board members	1,151
Other expenses	59,302
Deferred compensation of board members	201,196
Total liabilities	51,743,300
Net assets applicable to outstanding capital stock	$1,681,319,199
Represented by
Trust capital	$1,681,319,199
Total - representing net assets applicable to outstanding capital stock	$1,681,319,199
Class 1
Net assets	$77,390,879
Shares outstanding	1,388,138
Net asset value per share	$55.75
Class 2
Net assets	$281,227,184
Shares outstanding	5,190,549
Net asset value per share	$54.18
Class 3
Net assets	$1,322,701,136
Shares outstanding	24,046,791
Net asset value per share	$55.01
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
29

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$11,026,134
Dividends — affiliated issuers	4,223,734
Interest	26,262,455
Interfund lending	2,573
Foreign taxes withheld	(282)
Total income	41,514,614
Expenses:
Management services fees	10,616,861
Distribution and/or service fees
Class 2	608,641
Class 3	1,615,808
Service fees	1,030,383
Custodian fees	54,425
Printing and postage fees	32,205
Accounting services fees	43,244
Legal fees	43,893
Interest on collateral	2,436
Compensation of chief compliance officer	270
Compensation of board members	27,789
Deferred compensation of board members	32,429
Other	30,478
Total expenses	14,138,862
Net investment income	27,375,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	109,524,988
Investments — affiliated issuers	(7,859)
Foreign currency translations	(1,128)
Futures contracts	2,556,921
Net realized gain	112,072,922
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	69,501,450
Investments — affiliated issuers	(2,865)
Foreign currency translations	660
Futures contracts	748,740
Net change in unrealized appreciation (depreciation)	70,247,985
Net realized and unrealized gain	182,320,907
Net increase in net assets resulting from operations	$209,696,659
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Variable Portfolio – Balanced Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$27,375,752	$28,330,313
Net realized gain	112,072,922	94,420,765
Net change in unrealized appreciation (depreciation)	70,247,985	74,036,712
Net increase in net assets resulting from operations	209,696,659	196,787,790
Decrease in net assets from capital stock activity	(67,588,818)	(37,925,456)
Total increase in net assets	142,107,841	158,862,334
Net assets at beginning of year	1,539,211,358	1,380,349,024
Net assets at end of year	$1,681,319,199	$1,539,211,358

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	383,148	19,697,058	388,883	18,119,334
Shares redeemed	(43,671)	(2,253,344)	(13,165)	(607,658)
Net increase	339,477	17,443,714	375,718	17,511,676
Class 2
Shares sold	1,207,779	60,289,860	1,316,568	60,110,668
Shares redeemed	(258,431)	(13,196,632)	(251,731)	(11,661,259)
Net increase	949,348	47,093,228	1,064,837	48,449,409
Class 3
Shares sold	94,041	4,745,246	277,621	12,703,297
Shares redeemed	(2,676,810)	(136,871,006)	(2,538,202)	(116,589,838)
Net decrease	(2,582,769)	(132,125,760)	(2,260,581)	(103,886,541)
Total net decrease	(1,293,944)	(67,588,818)	(820,026)	(37,925,456)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$48.88	0.96	5.91	6.87
Year Ended 12/31/2024	$42.67	0.96	5.25	6.21
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Class 2
Year Ended 12/31/2025	$47.63	0.81	5.74	6.55
Year Ended 12/31/2024	$41.67	0.82	5.14	5.96
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Class 3
Year Ended 12/31/2025	$48.29	0.88	5.84	6.72
Year Ended 12/31/2024	$42.20	0.88	5.21	6.09
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Variable Portfolio – Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$55.75	14.05%	0.75% (c)	0.75% (c)	1.85%	126%	$77,391
Year Ended 12/31/2024	$48.88	14.56%	0.75% (c)	0.74% (c)	2.04%	196%	$51,263
Year Ended 12/31/2023	$42.67	21.40%	0.76% (c)	0.75% (c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65% )	0.76% (c)	0.76% (c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75% (c)	0.75% (c)	0.82%	118%	$11,736
Class 2
Year Ended 12/31/2025	$54.18	13.75%	1.00% (c)	1.00% (c)	1.60%	126%	$281,227
Year Ended 12/31/2024	$47.63	14.30%	1.00% (c)	0.99% (c)	1.78%	196%	$201,991
Year Ended 12/31/2023	$41.67	21.10%	1.01% (c)	1.00% (c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87% )	1.01% (c)	1.01% (c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00% (c)	1.00% (c)	0.60%	118%	$33,191
Class 3
Year Ended 12/31/2025	$55.01	13.91%	0.87% (c)	0.87% (c)	1.72%	126%	$1,322,701
Year Ended 12/31/2024	$48.29	14.43%	0.88% (c)	0.87% (c)	1.91%	196%	$1,285,957
Year Ended 12/31/2023	$42.20	21.23%	0.89% (c)	0.87% (c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74% )	0.88% (c)	0.88% (c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88% (c)	0.88% (c)	0.69%	118%	$1,406,738
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025
33

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
34
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Variable Portfolio – Balanced Fund  | 2025
35

Notes to Financial Statements (continued)
December 31, 2025
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount
36
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	34,231 *

Columbia Variable Portfolio – Balanced Fund  | 2025
37

Notes to Financial Statements (continued)
December 31, 2025
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,303,758 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,556,921

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	748,740
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	140,944,907
Futures contracts — short	33,454,309
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
38
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Balanced Fund  | 2025
39

Notes to Financial Statements (continued)
December 31, 2025
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
40
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.6636% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Balanced Fund  | 2025
41

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.76	0.77
Class 2	1.01	1.02
Class 3	0.885	0.895
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
42
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,011,599,381 and $2,077,904,951, respectively, for the year ended December 31, 2025, of which $1,331,771,883 and $1,326,323,567, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,300,000	4.90	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
Columbia Variable Portfolio – Balanced Fund  | 2025
43

Notes to Financial Statements (continued)
December 31, 2025
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 96.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
44
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Balanced Fund  | 2025
45

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Balanced Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
46
Columbia Variable Portfolio – Balanced Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7000_12_E01_(02/26)

Columbia Variable Portfolio – Corporate Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Corporate Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 93.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.2%
BAE Systems PLC(a)
03/26/2029	5.125%	25,600,000	26,331,366
02/15/2031	1.900%	13,250,000	11,763,168
Boeing Co. (The)
08/01/2059	3.950%	3,059,000	2,164,943
05/01/2060	5.930%	16,205,000	15,895,696
L3Harris Technologies, Inc.
01/15/2027	5.400%	39,480,000	40,047,625
06/01/2034	5.350%	3,565,000	3,688,858
Lockheed Martin Corp.
08/15/2030	4.400%	15,890,000	16,044,481
11/15/2054	5.700%	7,015,000	7,077,688
Northrop Grumman Corp.
02/01/2029	4.600%	6,108,000	6,202,247
06/01/2054	5.200%	10,090,000	9,436,540
Raytheon Technologies Corp.
03/15/2027	3.500%	12,763,000	12,699,139
03/15/2032	2.375%	9,387,000	8,360,409
Total			159,712,160
Banking 19.5%
Bank of America Corp.(b)
07/21/2032	2.299%	47,835,000	42,772,999
Subordinated
09/21/2036	2.482%	25,818,000	22,686,810
Citigroup, Inc.(b)
09/11/2031	4.503%	66,066,000	66,244,513
09/11/2036	5.174%	8,000	8,084
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	15,046,000	15,014,726
10/21/2032	2.650%	10,555,000	9,524,941
Goldman Sachs Group, Inc. (The)
10/21/2036	4.939%	16,669,000	16,550,676
HSBC Holdings PLC(b)
11/06/2031	4.619%	200,000	200,521
11/06/2036	5.133%	19,324,000	19,364,147
JPMorgan Chase & Co.(b)
07/22/2030	4.995%	23,848,000	24,479,530
10/22/2030	4.603%	4,000	4,055
01/24/2031	5.140%	23,000	23,774
11/08/2032	2.545%	11,687,000	10,543,214
01/24/2036	5.502%	25,395,000	26,565,512
10/22/2036	4.810%	3,000	2,981
Morgan Stanley(b)
04/17/2036	5.664%	6,271,000	6,592,973
10/22/2036	4.892%	9,934,000	9,853,913
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	14,478,000	12,726,058
Morgan Stanley Private Bank(b)
11/19/2031	4.465%	15,126,000	15,157,945
Morgan Stanley Private Bank NA(b)
07/18/2031	4.734%	4,427,000	4,487,118
PNC Financial Services Group, Inc. (The)(b)
07/21/2036	5.373%	5,130,000	5,283,298
Royal Bank of Canada(b)
02/04/2031	5.153%	3,302,000	3,399,381
08/06/2031	4.696%	27,388,000	27,734,248
11/03/2031	4.305%	4,894,000	4,870,345
US Bancorp(b)
06/12/2034	5.836%	6,272,000	6,687,241
Wells Fargo & Co.(b)
03/02/2033	3.350%	7,620,000	7,106,852
07/25/2034	5.557%	19,229,000	20,178,317
Total			378,064,172
Building Materials 0.3%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	2,249,000	2,297,440
07/31/2032	6.125%	3,726,000	3,822,686
Total			6,120,126
Cable and Satellite 1.5%
Charter Communications Operating LLC
06/30/2062	3.950%	725,000	435,755
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	16,940,000	13,943,177
Comcast Corp.
11/01/2056	2.937%	25,850,000	14,536,990
Total			28,915,922
Chemicals 0.9%
Dow Chemical Co. (The)
03/15/2055	5.950%	1,710,000	1,554,150
LYB International Finance III LLC
01/15/2036	5.875%	7,020,000	6,990,051
04/01/2051	3.625%	12,700,000	8,205,572
Total			16,749,773
Construction Machinery 1.5%
Caterpillar, Inc.
05/15/2035	5.200%	13,649,000	14,167,347
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deere Funding Canada Corp.
10/09/2030	4.150%	14,511,000	14,506,932
Total			28,674,279
Diversified Manufacturing 1.4%
Carrier Global Corp.
02/15/2030	2.722%	25,710,000	24,218,183
Siemens Funding BV(a)
05/28/2035	5.200%	3,004,000	3,116,466
Total			27,334,649
Electric 10.5%
AEP Texas, Inc.
06/01/2033	5.400%	14,620,000	15,082,591
05/15/2034	5.700%	854,000	891,136
01/15/2050	3.450%	8,593,000	5,872,004
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	14,380,000	12,937,808
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	4,117,000	4,149,898
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	10,138,000	10,135,497
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	640,000	621,442
Dominion Energy, Inc.
03/15/2035	5.450%	18,394,000	18,860,232
DTE Electric Co.
05/15/2035	5.250%	6,580,000	6,769,445
DTE Energy Co.
07/01/2027	4.950%	150,000	151,969
06/15/2029	3.400%	3,645,000	3,544,648
Duke Energy Corp.
09/01/2046	3.750%	16,765,000	12,708,760
Duke Energy Indiana LLC
04/01/2050	2.750%	3,000,000	1,874,703
04/01/2053	5.400%	4,495,000	4,276,739
Edison International
11/15/2028	5.250%	10,789,000	10,933,277
Entergy Louisiana LLC
03/15/2055	5.800%	3,480,000	3,502,160
Eversource Energy
08/15/2030	1.650%	6,305,000	5,566,659
07/15/2034	5.950%	10,446,000	11,047,477
Exelon Corp.
03/15/2052	4.100%	16,174,000	12,483,051
FirstEnergy Corp.
03/01/2050	3.400%	8,128,000	5,619,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC
01/15/2035	5.000%	4,090,000	4,102,074
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,984,000	7,066,308
03/15/2035	5.450%	7,870,000	8,145,151
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	3,470,000	2,551,196
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,730,000	9,932,239
WEC Energy Group, Inc.
10/15/2030	1.800%	4,655,000	4,139,831
Xcel Energy, Inc.
11/15/2031	2.350%	10,690,000	9,495,443
03/15/2034	5.500%	11,362,000	11,727,791
Total			204,189,046
Food and Beverage 7.2%
Bacardi Ltd.(a)
05/15/2038	5.150%	13,778,000	13,081,536
05/15/2048	5.300%	160,000	142,559
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	12,425,000	12,573,371
Campbell Soup Co.
03/23/2035	4.750%	17,990,000	17,392,760
Constellation Brands, Inc.
11/01/2035	4.950%	11,169,000	11,050,979
General Mills, Inc.
01/30/2027	4.700%	2,000,000	2,014,566
Keurig Dr Pepper, Inc.
05/25/2028	4.597%	8,004,000	8,066,359
Kraft Heinz Foods Co.
06/01/2026	3.000%	18,950,000	18,862,990
06/01/2046	4.375%	2,101,000	1,737,141
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	8,734,000	8,008,345
Mars, Inc.(a)
04/20/2028	4.550%	17,685,000	17,891,306
03/01/2030	4.800%	3,130,000	3,198,082
Mondelez International, Inc.
03/17/2027	2.625%	315,000	310,118
PepsiCo, Inc.
07/23/2035	5.000%	14,045,000	14,350,128
Tyson Foods, Inc.
06/02/2027	3.550%	11,358,000	11,280,527
Total			139,960,767
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.9%
Becton Dickinson & Co.
02/08/2029	4.874%	12,970,000	13,226,619
Cigna Corp.
03/15/2050	3.400%	3,621,000	2,533,662
CVS Health Corp.
03/25/2038	4.780%	18,721,000	17,681,134
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	4,468,000	4,480,757
06/15/2035	5.500%	2,404,000	2,499,369
12/15/2035	4.950%	5,078,000	5,073,751
HCA, Inc.
02/15/2027	4.500%	9,610,000	9,630,533
03/15/2027	3.125%	7,170,000	7,095,809
09/01/2030	3.500%	8,626,000	8,297,240
03/15/2052	4.625%	6,380,000	5,205,468
Total			75,724,342
Healthcare Insurance 2.2%
Centene Corp.
10/15/2030	3.000%	16,015,000	14,329,616
UnitedHealth Group, Inc.
01/15/2031	4.650%	14,000,000	14,293,235
04/15/2054	5.375%	14,889,000	14,067,359
07/15/2064	5.750%	7,000	6,839
Total			42,697,049
Independent Energy 1.2%
APA Corp.
02/15/2055	6.750%	3,569,000	3,562,887
Diamondback Energy, Inc.
04/18/2064	5.900%	1,960,000	1,856,473
Occidental Petroleum Corp.
10/01/2054	6.050%	13,783,000	13,142,717
Woodside Finance Ltd.
05/19/2035	6.000%	3,885,000	4,048,679
Total			22,610,756
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,660,000	8,841,013
03/17/2052	3.001%	6,485,000	4,153,201
TotalEnergies Capital SA
09/10/2064	5.425%	6,395,000	5,991,193
Total			18,985,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 4.1%
Corebridge Global Funding(a)
06/06/2030	4.850%	6,731,000	6,822,641
10/02/2030	4.450%	6,996,000	6,968,393
Met Tower Global Funding(a)
09/16/2030	4.200%	7,067,000	7,032,311
New York Life Global Funding(a)
10/01/2027	3.900%	537,000	537,802
12/05/2029	4.600%	345,000	350,459
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,985,000	6,668,993
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	4,062,000	4,328,913
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	5,993,000	6,311,015
Principal Life Global Funding II(a)
11/27/2029	4.950%	27,855,000	28,458,833
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	11,970,000	8,218,797
Voya Global Funding(a)
11/24/2030	4.600%	4,667,000	4,689,103
Total			80,387,260
Media and Entertainment 0.8%
Meta Platforms, Inc.
11/15/2065	5.750%	16,758,000	16,008,583
Midstream 2.2%
Enbridge, Inc.
04/05/2027	5.250%	5,704,000	5,784,549
04/05/2034	5.625%	3,265,000	3,409,508
11/20/2035	5.200%	2,858,000	2,884,304
Energy Transfer LP
09/01/2054	6.050%	13,010,000	12,519,347
Enterprise Products Operating LLC
01/15/2036	5.200%	4,091,000	4,163,737
MPLX LP
03/14/2052	4.950%	6,325,000	5,323,663
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,570,000	1,337,131
Western Gas Partners LP
03/01/2048	5.300%	5,720,000	4,936,339
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,485,000	2,558,586
Total			42,917,164
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 2.2%
NiSource, Inc.
07/15/2035	5.350%	25,717,000	26,315,712
Sempra Energy
06/15/2027	3.250%	3,925,000	3,881,165
Southern California Gas Co.
09/01/2034	5.050%	5,955,000	6,055,045
Southern Co Gas Capital Corp.
09/15/2035	5.100%	6,681,000	6,733,552
Total			42,985,474
Pharmaceuticals 6.4%
AbbVie, Inc.
03/15/2029	4.800%	285,000	292,077
11/21/2029	3.200%	22,333,000	21,661,877
Amgen, Inc.
03/02/2028	5.150%	9,820,000	10,048,022
03/02/2063	5.750%	17,001,000	16,605,026
Merck & Co., Inc.
12/04/2035	4.750%	28,656,000	28,596,236
Pfizer, Inc.
11/15/2032	4.500%	27,280,000	27,338,714
Roche Holdings, Inc.(a)
11/13/2030	5.489%	16,000,000	16,940,518
12/02/2030	4.075%	2,627,000	2,619,943
Total			124,102,413
Railroads 2.7%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	9,128,000	9,013,133
Canadian Pacific Railway Co.
12/02/2031	2.450%	12,781,000	11,504,831
CSX Corp.
11/01/2026	2.600%	7,897,000	7,813,727
Norfolk Southern Corp.
06/15/2026	2.900%	7,080,000	7,047,899
08/01/2030	5.050%	2,830,000	2,934,749
11/01/2047	3.942%	10,475,000	8,275,642
08/25/2051	2.900%	729,000	459,380
Union Pacific Corp.
02/05/2050	3.250%	9,091,000	6,291,456
Total			53,340,817
Retailers 1.5%
Amazon.com, Inc.
05/12/2051	3.100%	5,130,000	3,443,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/01/2052	4.250%	15,720,000	12,389,984
04/01/2062	4.450%	70,000	54,902
Walmart, Inc.
04/28/2035	4.900%	12,132,000	12,477,788
Total			28,366,186
Supermarkets 0.4%
Kroger Co. (The)
09/15/2064	5.650%	7,655,000	7,296,781
Technology 6.4%
Alphabet, Inc.
11/15/2055	5.450%	3,353,000	3,291,996
05/15/2065	5.300%	3,313,000	3,117,231
Apple, Inc.
02/08/2051	2.650%	7,440,000	4,608,202
Broadcom, Inc.
02/15/2030	4.350%	15,582,000	15,685,287
10/15/2030	4.200%	4,135,000	4,131,553
Broadcom, Inc.(a)
11/15/2036	3.187%	16,982,000	14,409,167
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	17,335,000	17,828,288
Intel Corp.
08/12/2051	3.050%	9,720,000	5,973,291
International Business Machines Corp.
05/15/2030	1.950%	20,796,000	18,954,765
02/10/2035	5.200%	348,000	356,708
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	30,000	28,927
05/11/2031	2.500%	16,825,000	15,228,739
Oracle Corp.
07/15/2046	4.000%	16,890,000	11,728,017
02/06/2053	5.550%	600,000	499,197
09/26/2065	6.100%	9,322,000	8,231,192
Total			124,072,560
Transportation Services 1.5%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	24,189,000	24,502,842
United Parcel Service, Inc.
05/14/2065	6.050%	5,625,000	5,804,636
Total			30,307,478
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.5%
T-Mobile US, Inc.
04/15/2027	3.750%	7,885,000	7,859,710
02/15/2029	2.625%	29,250,000	27,945,880
02/15/2031	2.550%	13,903,000	12,700,029
Total			48,505,619
Wirelines 3.8%
AT&T, Inc.
12/01/2033	2.550%	8,170,000	6,975,075
05/15/2035	4.500%	845,000	811,651
08/15/2035	5.375%	14,775,000	15,134,163
11/01/2035	4.900%	9,003,000	8,892,668
Verizon Communications, Inc.
03/21/2031	2.550%	46,507,000	42,474,132
Total			74,287,689
Total Corporate Bonds & Notes (Cost $1,805,707,823)			1,822,316,472

U.S. Treasury Obligations 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	4.750%	7,961,000	7,929,902
05/15/2045	5.000%	62,665,000	64,417,662
08/15/2045	4.875%	12,271,000	12,407,131
02/15/2055	4.625%	53,000	51,162
Total U.S. Treasury Obligations (Cost $84,134,052)			84,805,857

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	10,841,587	10,838,334
Total Money Market Funds (Cost $10,838,185)		10,838,334
Total Investments in Securities (Cost: $1,900,680,060)		1,917,960,663
Other Assets & Liabilities, Net		24,182,414
Net Assets		1,942,143,077
At December 31, 2025, securities and/or cash totaling $3,387,670 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	676	03/2026	USD	78,141,375	—	(702,105)
U.S. Treasury 10-Year Note	468	03/2026	USD	52,620,750	—	(294,883)
U.S. Treasury 2-Year Note	1,076	03/2026	USD	224,657,031	40,100	—
Total					40,100	(996,988)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,845)	03/2026	USD	(201,667,149)	274,217	—
U.S. Treasury Ultra 10-Year Note	(987)	03/2026	USD	(113,520,422)	406,640	—
U.S. Treasury Ultra Bond	(102)	03/2026	USD	(12,036,000)	220,515	—
Total					901,372	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $263,843,806, which represents 13.59% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	5,196,477	610,101,065	(604,459,335)	127	10,838,334	4,036	1,069,310	10,841,587
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,822,316,472	—	1,822,316,472
U.S. Treasury Obligations	—	84,805,857	—	84,805,857
Money Market Funds	10,838,334	—	—	10,838,334
Total Investments in Securities	10,838,334	1,907,122,329	—	1,917,960,663
Investments in Derivatives
Asset
Futures Contracts	941,472	—	—	941,472
Liability
Futures Contracts	(996,988)	—	—	(996,988)
Total	10,782,818	1,907,122,329	—	1,917,905,147
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 12/31/2025 ($)
Residential Mortgage-Backed Securities — Non-Agency	1,035,800	—	(8,143)	(4)	—	(1,027,653)	—	—	—
Total	1,035,800	—	(8,143)	(4)	—	(1,027,653)	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
9

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,889,841,875)	$1,907,122,329
Affiliated issuers (cost $10,838,185)	10,838,334
Margin deposits on:
Futures contracts	3,387,670
Receivable for:
Capital shares sold	6,116
Dividends	104,136
Interest	22,951,085
Variation margin for futures contracts	449,201
Expense reimbursement due from Investment Manager	1,723
Prepaid expenses	3,867
Total assets	1,944,864,461
Liabilities
Payable for:
Capital shares redeemed	2,133,115
Variation margin for futures contracts	315,807
Management services fees	26,117
Distribution and/or service fees	346
Service fees	4,106
Compensation of chief compliance officer	314
Compensation of board members	1,269
Other expenses	52,991
Deferred compensation of board members	187,319
Total liabilities	2,721,384
Net assets applicable to outstanding capital stock	$1,942,143,077
Represented by
Paid in capital	1,886,810,332
Total distributable earnings (loss)	55,332,745
Total - representing net assets applicable to outstanding capital stock	$1,942,143,077
Class 1
Net assets	$1,857,568,111
Shares outstanding	236,601,785
Net asset value per share	$7.85
Class 2
Net assets	$16,207,039
Shares outstanding	2,110,134
Net asset value per share	$7.68
Class 3
Net assets	$68,367,927
Shares outstanding	8,793,739
Net asset value per share	$7.77
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,069,310
Interest	46,026,842
Interfund lending	429
Total income	47,096,581
Expenses:
Management services fees	4,764,668
Distribution and/or service fees
Class 2	30,071
Class 3	84,467
Service fees	47,864
Custodian fees	47,976
Printing and postage fees	17,698
Accounting services fees	43,244
Legal fees	32,586
Interest on collateral	170
Compensation of chief compliance officer	313
Compensation of board members	20,486
Deferred compensation of board members	29,830
Other	17,509
Total expenses	5,136,882
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(460,555)
Total net expenses	4,676,327
Net investment income	42,420,254
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,280,515
Investments — affiliated issuers	4,036
Foreign currency translations	220,523
Forward foreign currency exchange contracts	(1,854,368)
Futures contracts	(1,268,259)
Swap contracts	62,269
Net realized gain	9,444,716
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,946,892
Investments — affiliated issuers	127
Foreign currency translations	156,390
Forward foreign currency exchange contracts	(378,799)
Futures contracts	182,227
Swap contracts	10,003
Net change in unrealized appreciation (depreciation)	20,916,840
Net realized and unrealized gain	30,361,556
Net increase in net assets resulting from operations	$72,781,810
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
11

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$42,420,254	$3,563,300
Net realized gain (loss)	9,444,716	(708,412)
Net change in unrealized appreciation (depreciation)	20,916,840	(219,200)
Net increase in net assets resulting from operations	72,781,810	2,635,688
Distributions to shareholders
Net investment income and net realized gains
Class 1	(29,987)	(3,701)
Class 2	(685,944)	(336,608)
Class 3	(4,473,664)	(2,326,748)
Total distributions to shareholders	(5,189,595)	(2,667,057)
Increase (decrease) in net assets from capital stock activity	1,794,758,901	(1,733,136)
Total increase (decrease) in net assets	1,862,351,116	(1,764,505)
Net assets at beginning of year	79,791,961	81,556,466
Net assets at end of year	$1,942,143,077	$79,791,961

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	238,729,366	1,807,307,735	45,794	354,826
Distributions reinvested	4,041	29,987	491	3,701
Shares redeemed	(2,171,200)	(16,969,500)	(8,023)	(62,672)
Net increase	236,562,207	1,790,368,222	38,262	295,855
Class 2
Shares sold	867,853	6,590,570	253,520	1,917,339
Distributions reinvested	94,353	685,944	45,426	336,608
Shares redeemed	(350,059)	(2,665,807)	(164,518)	(1,246,009)
Net increase	612,147	4,610,707	134,428	1,007,938
Class 3
Shares sold	388,097	2,960,843	312,359	2,394,159
Distributions reinvested	608,662	4,473,664	310,647	2,326,748
Shares redeemed	(998,615)	(7,654,535)	(1,015,959)	(7,757,836)
Net decrease	(1,856)	(220,028)	(392,953)	(3,036,929)
Total net increase (decrease)	237,172,498	1,794,758,901	(220,263)	(1,733,136)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$7.80	0.34	0.25	0.59	(0.54)	(0.54)
Year Ended 12/31/2024	$7.81	0.35	(0.10)	0.25	(0.26)	(0.26)
Year Ended 12/31/2023	$7.34	0.33	0.39	0.72	(0.25)	(0.25)
Year Ended 12/31/2022	$8.77	0.26	(1.42)	(1.16)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	0.12	(0.36)	(0.36)
Class 2
Year Ended 12/31/2025	$7.65	0.32	0.23	0.55	(0.52)	(0.52)
Year Ended 12/31/2024	$7.65	0.32	(0.08)	0.24	(0.24)	(0.24)
Year Ended 12/31/2023	$7.21	0.31	0.36	0.67	(0.23)	(0.23)
Year Ended 12/31/2022	$8.61	0.24	(1.39)	(1.15)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	0.09	(0.34)	(0.34)
Class 3
Year Ended 12/31/2025	$7.73	0.33	0.24	0.57	(0.53)	(0.53)
Year Ended 12/31/2024	$7.74	0.34	(0.10)	0.24	(0.25)	(0.25)
Year Ended 12/31/2023	$7.28	0.32	0.38	0.70	(0.24)	(0.24)
Year Ended 12/31/2022	$8.70	0.25	(1.41)	(1.16)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	0.10	(0.35)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$7.85	7.93%	0.51% (c)	0.47% (c)	4.41%	94%	$1,857,568
Year Ended 12/31/2024	$7.80	3.35%	0.93%	0.59%	4.52%	44%	$309
Year Ended 12/31/2023	$7.81	10.00%	0.89%	0.61%	4.47%	38%	$10
Year Ended 12/31/2022	$7.34	(13.49% )	0.87% (c)	0.64% (c)	3.42%	31%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89% (c)	0.61% (c)	2.87%	42%	$11
Class 2
Year Ended 12/31/2025	$7.68	7.55%	0.77% (c)	0.76% (c)	4.19%	94%	$16,207
Year Ended 12/31/2024	$7.65	3.30%	1.18%	0.84%	4.26%	44%	$11,455
Year Ended 12/31/2023	$7.65	9.47%	1.14%	0.86%	4.20%	38%	$10,438
Year Ended 12/31/2022	$7.21	(13.63% )	1.12% (c)	0.89% (c)	3.17%	31%	$9,953
Year Ended 12/31/2021	$8.61	1.03%	1.14% (c)	0.86% (c)	2.62%	42%	$11,301
Class 3
Year Ended 12/31/2025	$7.77	7.74%	0.65% (c)	0.63% (c)	4.31%	94%	$68,368
Year Ended 12/31/2024	$7.73	3.25%	1.05%	0.71%	4.39%	44%	$68,029
Year Ended 12/31/2023	$7.74	9.81%	1.02%	0.74%	4.32%	38%	$71,109
Year Ended 12/31/2022	$7.28	(13.60% )	0.99% (c)	0.76% (c)	3.28%	31%	$70,602
Year Ended 12/31/2021	$8.70	1.14%	1.01% (c)	0.74% (c)	2.74%	42%	$91,320
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
15

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Corporate Bond Fund (formerly known as Columbia Variable Portfolio – Global Strategic Income Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2025, Columbia Variable Portfolio – Global Strategic Income Fund was renamed Columbia Variable Portfolio – Corporate Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
16
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
18
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	941,472 *

20
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	996,988 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	62,269	62,269
Foreign exchange risk	(1,854,368)	—	—	(1,854,368)
Interest rate risk	—	(1,268,259)	—	(1,268,259)
Total	(1,854,368)	(1,268,259)	62,269	(3,060,358)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	10,003	10,003
Foreign exchange risk	(378,799)	—	—	(378,799)
Interest rate risk	—	182,227	—	182,227
Total	(378,799)	182,227	10,003	(186,569)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	206,723,719
Futures contracts — short	177,186,876
Credit default swap contracts — buy protection	325,479

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	29,439	(201,149)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are
22
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. Effective May 1, 2025, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. Prior to May 1, 2025, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.65% to 0.52% as the Fund’s net assets increased. The effective management services fee rate for the year ended December 31, 2025 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.47	0.59
Class 2	0.72	0.84
Class 3	0.595	0.715
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions, swap investments and defaulted securities/troubled debt. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(1,115,751)	1,115,751	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
24
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
5,189,595	—	5,189,595	2,667,057	—	2,667,057
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
40,895,893	—	(1,818,723)	16,442,894
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,901,462,253	22,124,526	(5,681,632)	16,442,894
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	(1,818,723)	(1,818,723)	11,501,823
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,692,497,670 and $892,242,514, respectively, for the year ended December 31, 2025, of which $148,725,641 and $68,722,665, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	800,000	4.83	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
26
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Corporate Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
28
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Corporate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7008_12_E01_(02/26)

Variable Portfolio – Partners Core Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Core Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% 12/26/2044	4.789%	315,011	306,655
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	1,828,558	320,534
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,017,047
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	2,188,000	2,261,330
Series 2025-2 Class A
04/15/2030	4.280%	1,645,000	1,663,868
Series 2025-4 Class A
07/15/2030	4.300%	3,083,000	3,123,998
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	276,232	276,958
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class A3
05/18/2028	5.810%	1,293,453	1,303,481
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,578,000	1,592,661
Barclays Dryrock Issuance Trust
Series 2025-1 Class A
07/15/2031	3.970%	3,608,000	3,615,544
Bastion Funding I LLC(a)
Series 2023-1A Class A2
04/25/2038	7.119%	1,977,080	1,993,917
Bridgecrest Lending Auto Securitization Trust(a)
Series 2024-1 Class E
10/15/2030	8.430%	2,275,000	2,352,219
Subordinated Series 2024-3 Class E
04/15/2031	7.700%	3,000,000	3,062,750
Subordinated Series 2024-4 Class E
08/15/2031	7.470%	1,100,000	1,126,607
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	1,551,878	1,551,995
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	2,128,831	2,204,083
Capital One Multi-Asset Execution Trust
Series 2025-A2 Class A
09/15/2032	4.020%	801,000	803,039
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Prime Auto Receivables Trust
Series 2025-1 Class A3
07/15/2030	4.370%	1,409,000	1,410,140
Series 2025-1 Class A4
02/18/2031	3.920%	1,388,000	1,383,651
Carmax Auto Owner Trust
Series 2025-3 Class A3
07/15/2030	4.350%	2,181,000	2,199,558
Series 2025-3 Class A4
01/15/2031	4.470%	1,487,000	1,507,495
CarMax Auto Owner Trust
Series 2025-2 Class A3
03/15/2030	4.480%	3,726,000	3,770,047
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	838,500	809,114
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,989,689
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,236,702	1,236,525
Cherry Securitization Trust(a)
Series 2025-1A Class A
11/15/2032	6.130%	900,000	913,708
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	5.496%	317,147	316,063
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	209,696	207,461
Series 2019-A Class A2
12/28/2048	3.280%	554,883	531,831
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	2.943%	128,743	8,860
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,811,662
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,837,116
DT Auto Owner Trust(a)
Series 2023-3A Class E
05/15/2030	10.210%	1,000,000	1,061,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2 Class E
04/15/2030	11.060%	900,000	951,708
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,252,022
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	937,326
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,173,517
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	4,917,752	4,991,965
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,031,263
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	1,281,338	1,286,311
FMC GMSR Issuer Trust(a),(c)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,356,268
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	918,927
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	2,358,000	2,359,783
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	924,308
Ford Credit Auto Owner Trust(a),(e)
Series 2025-1 Class A
08/15/2037	4.860%	2,857,000	2,937,300
Series 2025-2 Class A
02/15/2038	4.370%	1,112,000	1,122,019
Ford Credit Floorplan Master Owner Trust
Series 2025-1 Class A1
04/15/2030	4.630%	3,885,000	3,951,786
Foundation Finance Trust(a)
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	3,413,568	3,557,560
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,940,480
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	50,179	50,129
GM Financial Automobile Leasing Trust
Series 2023-3 Class A4
08/20/2027	5.440%	148,041	148,128
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2025-4 Class A3
02/28/2031	3.840%	1,246,000	1,248,477
Series 2025-4 Class A4
04/16/2032	3.930%	474,000	473,870
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,582,000	1,625,497
Series 2024-2 Class A
03/11/2037	4.520%	988,000	1,005,056
Series 2025-1 Class A
12/11/2037	4.640%	3,789,000	3,862,852
GMF Floorplan Owner Revolving Trust(a)
Series 2024-4A Class A1
11/15/2029	4.730%	3,029,000	3,067,420
Series 2025-2 Class A
03/15/2030	4.640%	3,209,000	3,253,808
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	116,316	107,755
Series 2017-2A Class A
10/15/2053	3.260%	595,578	543,908
Series 2019-2A Class A
04/15/2055	2.760%	858,069	741,424
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	176,402	165,355
Series 2017-1A Class A2
09/20/2047	4.460%	300,456	286,813
Series 2017-3A Class A2
09/20/2048	3.950%	380,104	356,935
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	7.874%	3,998,500	3,991,609
Hilton Grand Vacations Trust(a)
Series 2025-3EXT Class D
10/25/2044	7.380%	1,290,000	1,291,184
Honda Auto Receivables Owner Trust
Series 2025-3 Class A4
11/21/2031	4.100%	2,143,000	2,153,407
Series 2025-4 Class A3
06/17/2030	3.980%	2,245,000	2,254,748
Hyundai Auto Lease Securitization Trust(a)
Series 2025-B Class A3
04/17/2028	4.530%	4,103,000	4,141,694
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,849,456
Series 2023-B Class A3
04/17/2028	5.480%	545,941	549,491
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,989,745
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	857,129	856,762
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,552,331
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,797,969
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,850,484
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,563,372
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,841,242
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,864,806
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,142,579
Series 2025-1 Class A3
12/17/2029	4.780%	1,384,000	1,405,652
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	314,940	317,029
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,139,765	1,166,806
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	621,715	618,347
Series 2019-A Class A2A
01/15/2043	3.420%	140,902	140,105
Series 2019-CA Class A2
02/15/2068	3.130%	188,649	186,440
Series 2019-D Class A2A
12/15/2059	3.010%	972,596	952,033
Series 2019-FA Class A2
08/15/2068	2.600%	669,207	648,243
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-EA Class A
05/15/2069	1.690%	1,768,528	1,671,487
Series 2020-GA Class A
09/16/2069	1.170%	636,673	597,839
Series 2021-CA Class A
10/15/2069	1.060%	1,144,455	1,053,012
Series 2021-EA Class A
12/16/2069	0.970%	2,557,204	2,300,720
Series 2021-FA Class A
02/18/2070	1.110%	1,655,711	1,478,374
Series 2021-GA Class A
04/15/2070	1.580%	417,209	380,889
Navient Refinance Loan Trust(a)
Series 2025-C Class A
10/15/2055	4.800%	1,998,301	1,998,093
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,785,136	1,608,557
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	4.735%	566,520	565,413
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	4.685%	976,399	969,632
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	4.439%	1,745,711	1,733,408
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	4.459%	1,454,197	1,445,668
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,274,983
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	4,089,641
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	156,058	145,315
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,141,353	3,084,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	1,103,230	1,107,489
Series 2025-2 Class A3
08/15/2029	4.670%	1,551,000	1,558,676
Series 2025-3 Class A3
01/15/2030	4.380%	2,399,000	2,409,933
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,738,861
SBNA Auto Lease Trust(a)
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,180,489
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	534,080	535,959
Series 2024-A Class A4
04/16/2029	5.210%	525,000	528,948
SCF Equipment Leasing LLC(a)
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,472,991
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,017,320	2,031,124
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	468,503
Series 2024-2A Class A3
11/20/2029	5.330%	1,603,002	1,620,518
Series 2025-2A Class A4
05/20/2031	4.580%	1,469,000	1,496,463
Series 2025-3A Class A3
04/21/2031	4.120%	2,315,000	2,325,249
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	853,645	873,211
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	974,327	989,058
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	852,395	848,006
Series 2021-A Class APT1
01/15/2053	1.070%	2,311,639	2,108,945
SoFi Professional Loan Program Trust(a)
Series 2021-B Class AFX
02/15/2047	1.140%	1,292,173	1,135,766
Stellantis Financial Underwritten Enhanced Lease Trust(a)
Series 2025-CA Class A3
04/20/2029	4.110%	2,402,000	2,404,944
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,267,125	2,528,588
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,626,606	1,713,568
Synchrony Card Funding LLC
Series 2025-A2 Class A
05/15/2031	4.490%	2,070,000	2,101,084
Synchrony Card Issuance Trust
Series 2025-A1 Class A
02/18/2031	4.780%	2,784,000	2,834,292
Series 2025-A3 Class A
11/17/2031	4.060%	4,395,000	4,416,142
T-Mobile US Trust(a)
Series 2024-2A Class A
05/21/2029	4.250%	5,293,000	5,318,349
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,175,886
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	423,094
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	1,316,356	1,093,372
US Auto Funding Trust(a),(f)
Subordinated Series 2022-1A Class D
07/15/2027	0.000%	5,000,000	50
USB Auto Owner Trust(a)
Series 2025-1A Class A3
06/17/2030	4.490%	1,793,000	1,811,004
Series 2025-1A Class A4
12/16/2030	4.620%	536,000	545,758
Verizon Master Trust(a)
Series 2024-7 Class A
08/20/2032	4.350%	5,473,000	5,501,377
Series 2025-10 Class A
10/20/2033	4.280%	2,600,000	2,607,963
Series 2025-2 Class A
01/20/2033	4.940%	3,633,000	3,744,664
Series 2025-4 Class A
03/21/2033	4.760%	2,957,000	3,023,810
VM Debt LLC(a),(g),(h)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,996,294	7,286,998
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A3
07/20/2029	4.630%	906,000	917,579
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,293,851
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	622,246
World Omni Auto Receivables Trust
Series 2025-C Class A4
11/17/2031	4.190%	1,319,000	1,330,127
Total Asset-Backed Securities — Non-Agency (Cost $290,542,206)			286,848,771

Commercial Mortgage-Backed Securities - Agency 3.2%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	1.928%	7,800,000	6,891,228
Series 2022-M1S Class A2
04/25/2032	2.084%	8,700,000	7,630,680
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series W5FX Class AFX
04/25/2028	3.214%	1,256,000	1,238,928
Federal National Mortgage Association
06/01/2028	3.570%	2,680,305	2,659,910
11/01/2028	5.585%	4,530,043	4,713,331
02/01/2029	3.740%	1,515,000	1,507,664
10/01/2029	3.121%	1,819,514	1,776,966
02/01/2030	2.570%	2,394,534	2,266,037
02/01/2030	2.920%	2,488,603	2,391,823
02/01/2030	3.550%	1,000,000	982,061
06/01/2030	3.130%	4,812,000	4,638,972
07/01/2030	3.850%	4,206,810	4,173,461
02/01/2031	3.260%	6,236,000	5,964,812
01/01/2032	2.730%	2,382,435	2,208,916
01/01/2032	2.730%	1,825,000	1,677,125
01/01/2032	2.780%	2,026,924	1,879,330
01/01/2032	2.970%	1,476,268	1,382,379
02/01/2032	2.990%	2,744,208	2,568,472
05/01/2032	3.090%	5,565,000	5,165,930
06/01/2032	3.540%	7,921,000	7,535,036
11/01/2032	1.456%	9,044,522	7,587,545
11/01/2032	4.230%	3,820,604	3,793,615
11/01/2032	4.705%	3,400,000	3,461,382
11/01/2033	2.430%	1,268,740	1,113,181
12/01/2033	2.500%	1,562,826	1,369,562
04/01/2035	3.330%	2,241,810	2,071,390
10/01/2035	2.880%	5,000,000	4,292,616
Series 2017-M5 Class A2
04/25/2029	3.176%	855,139	833,520
Series 2017-T1 Class A
06/25/2027	2.898%	2,744,721	2,706,798
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
06/01/2037	5.888%	277,099	276,354
Series 2017-M12 Class A2
06/25/2027	3.064%	1,203,990	1,190,574
Series 2018-M10 Class A2
07/25/2028	3.354%	2,579,734	2,553,525
Series 2018-M3 Class A2
02/25/2030	3.074%	605,249	584,012
Series 2018-M4 Class A2
03/25/2028	3.067%	894,437	881,573
Series 2023-M8 Class A2
03/25/2033	4.476%	3,685,000	3,712,904
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	1.833%	26,490,531	1,701,519
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.749%	19,160,342	2,043,696
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	7.624%	3,000,000	3,096,181
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	2,102,805
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.464%	90,557	90,353
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	4.554%	415,610	415,394
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.554%	580,901	580,619
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.554%	213,984	213,880
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	4.564%	118,917	118,891
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% 03/25/2050	7.739%	6,838,122	6,974,846
Total Commercial Mortgage-Backed Securities - Agency (Cost $127,271,385)			123,019,796

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

AMSR Trust(a)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,129,765
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,132,405
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,764,378
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,922,732
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,990,099
BANK(c)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	705,000	749,774
BANK
Series 2025-BNK51 Class A5
12/25/2067	5.290%	1,908,000	1,970,890
BANK5
Series 2025-5YR19 Class A3
12/15/2058	5.270%	1,603,000	1,655,913
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	336,647	336,877
Series 2021-C12 Class A5
11/15/2054	2.689%	600,000	537,805
Series 2022-C17 Class A5
09/15/2055	4.441%	763,000	752,578
Series 2025-5C33 Class A4
03/15/2058	5.839%	1,496,000	1,574,517
Series 2025-5C37 Class A3
09/15/2058	5.015%	377,000	385,441
Series 2025-5C38 Class A3
11/15/2058	5.146%	2,261,000	2,325,966
Series 2025-C35 Class A5
07/15/2058	5.586%	569,000	599,202
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	7,545,014
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	0.954%	25,734	0
Benchmark Mortgage Trust
Series 2021-B25 Class A4
04/15/2054	2.268%	760,000	694,378
BMD2 Re-Remic Trust(a),(i)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,736,020
BMD2 Re-Remic Trust(a),(j)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	5,094,247
BMO Mortgage Trust
Series 2025-C11 Class A5
02/15/2058	5.687%	1,142,000	1,205,266
BMO Mortgage Trust(c)
Series 2025-C12 Class A5
06/15/2058	5.871%	761,000	813,308
BX Commercial Mortgage Trust(a),(b)
Series 2025-COPT Class A
1-month Term SOFR + 1.750% Floor 1.750% 09/15/2042	5.500%	1,190,000	1,192,213
BX Trust(a),(b)
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.450%	1,442,000	1,441,017
Series 2025-VOLT Class A
1-month Term SOFR + 1.700% Floor 1.700% 12/15/2044	5.700%	2,638,000	2,634,705
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	146,317	145,721
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	4,246,708
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	5.874%	979,932	977,674
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.224%	5,890,503	5,890,517
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.093%	3,664,196	3,703,349
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	10.343%	2,500,000	2,792,821
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,630,200
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,719,937
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,301,234
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.353%	7,500,000	6,664,606
GAM Re-REMIC Trust(a),(i)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	5,000,000	4,524,775
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,940,216
Series 2021-FRR1 Class 2C
11/29/2050	0.000%	3,500,000	3,093,680
GS Mortgage Securities Trust
Series 2020-GSA2 Class A4
12/12/2053	1.721%	2,582,000	2,317,569
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.937%	332,603	5,058
CMO Series 2013-2 Class A
03/25/2039	1.715%	474,248	12,069
CMO Series 2014-2 Class A
04/25/2040	2.492%	72,914	4,174
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,444,665
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.057%	1,553,571	16
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	889,053
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	845,266	765,652
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,360,000
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,740,424
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,889,563
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,348,460
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	984,821
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,730,710
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,601,567
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	3,063,525
Starwood Waypoint Homes Trust(h)
Series 2019-STL Class A
10/11/2026	7.250%	1,771,902	1,753,297
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class A
1-month Term SOFR + 1.443% Floor 1.443% 03/15/2042	5.402%	2,176,000	2,151,995
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.888%	77,816	103
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	11,356	0
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.364% Floor 1.150% 02/15/2040	5.115%	603,067	602,715
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $135,114,493)			139,481,384

Corporate Bonds & Notes 27.7%

Aerospace & Defense 0.4%
Allegheny Technologies, Inc.
12/01/2027	5.875%	480,000	480,856
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	150,000	155,350
BAE Systems PLC(a)
02/15/2031	1.900%	217,000	192,650
Boeing Co. (The)
05/01/2050	5.805%	1,365,000	1,344,530
05/01/2054	6.858%	816,000	915,762
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	581,606
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Embraer Netherlands Finance BV
02/11/2035	5.980%	1,254,000	1,330,151
01/09/2038	5.400%	1,195,000	1,174,820
General Electric Co.
07/29/2030	4.300%	2,368,000	2,387,717
01/29/2036	4.900%	2,153,000	2,185,226
Howmet Aerospace, Inc.
10/15/2031	4.850%	1,048,000	1,075,534
Northrop Grumman Corp.
07/15/2030	4.650%	1,123,000	1,143,170
07/15/2035	5.250%	1,042,000	1,078,813
RTX Corp.
03/15/2054	6.400%	504,000	554,740
TransDigm, Inc.(a)
03/01/2032	6.625%	900,000	936,268
Total			15,537,193
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	543,612	505,320
Airlines 0.5%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	233,542	218,179
Series 2017-1 Class AA
01/15/2030	3.300%	167,458	159,160
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	722,262	699,615
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	239,167	239,504
04/20/2029	5.750%	1,100,000	1,120,027
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	255,463	248,012
Series 2018-1 Class AA
09/20/2031	3.800%	163,072	159,461
Series 2019-1 Class AA
06/15/2034	3.300%	301,436	285,542
Delta Air Lines, Inc.
07/10/2028	4.950%	3,146,000	3,201,905
07/10/2030	5.250%	3,539,000	3,638,402
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,547,000	2,562,415
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	493,558
Southwest Airlines Co.
11/15/2035	5.250%	2,354,000	2,303,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	638,949	608,453
United Airlines, Inc.(a)
04/15/2026	4.375%	535,000	534,697
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	307,428	299,399
Series 2018-1 Class A
03/01/2030	3.700%	820,401	781,843
Series 2018-1 Class AA
03/01/2030	3.500%	259,588	249,918
Series 2019-1 Class A
08/25/2031	4.550%	457,697	445,159
Series 2019-1 Class AA
08/25/2031	4.150%	485,361	475,890
Total			18,724,819
Apartment REIT 0.2%
American Homes 4 Rent LP
06/15/2030	4.950%	1,017,000	1,037,568
04/15/2032	3.625%	1,331,000	1,258,239
07/15/2034	5.500%	542,000	560,080
04/15/2052	4.300%	597,000	474,571
Essex Portfolio LP
01/15/2031	1.650%	180,000	157,113
06/15/2031	2.550%	687,000	622,953
04/01/2034	5.500%	352,000	364,567
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	231,000	201,925
04/15/2032	4.150%	1,326,000	1,287,910
01/15/2033	4.950%	1,344,000	1,363,945
UDR, Inc.
09/01/2026	2.950%	212,000	210,414
09/01/2034	5.125%	280,000	283,063
Total			7,822,348
Automotive 0.4%
Adient Global Holdings Ltd.(a)
04/15/2028	7.000%	500,000	513,869
Allison Transmission, Inc.(a)
06/01/2029	5.875%	515,000	523,110
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	250,000	261,172
Dana, Inc.
06/15/2028	5.625%	250,000	249,829
Ford Motor Credit Co. LLC
02/10/2029	2.900%	3,810,000	3,579,002
05/03/2029	5.113%	363,000	363,702
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
06/10/2031	2.700%	2,948,000	2,669,895
04/04/2034	5.950%	438,000	458,798
Goodyear Tire & Rubber Co. (The)
07/15/2031	5.250%	450,000	426,602
Hyundai Capital America(a)
01/08/2026	1.300%	239,000	238,843
01/10/2028	1.800%	196,000	186,991
03/27/2030	5.150%	1,157,000	1,184,348
09/18/2030	4.500%	1,019,000	1,017,357
Volkswagen Group of America Finance LLC(a)
03/27/2028	5.050%	721,000	731,758
11/13/2028	4.750%	710,000	717,211
03/27/2030	5.350%	1,132,000	1,162,155
Total			14,284,642
Banking 8.2%
ABN AMRO Bank NV(a),(e)
12/03/2028	4.988%	700,000	711,758
12/13/2029	2.470%	500,000	476,287
Subordinated
03/13/2037	3.324%	800,000	731,437
AIB Group PLC(a),(e)
09/13/2029	6.608%	265,000	281,391
05/15/2031	5.320%	200,000	206,427
American Express Co.(e)
04/25/2031	5.016%	949,000	977,565
07/20/2033	4.918%	2,626,000	2,672,543
01/30/2036	5.442%	1,399,000	1,452,656
04/25/2036	5.667%	280,000	295,839
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	279,432
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	1,600,000	1,658,698
Banco Santander SA(e),(k)
	9.625%	1,000,000	1,109,705
Banco Santander SA
08/08/2028	5.588%	2,400,000	2,487,566
11/06/2030	4.551%	3,400,000	3,404,908
07/15/2031	5.439%	200,000	210,318
11/06/2035	5.127%	1,800,000	1,804,119
Bank of America Corp.(e),(k)
	6.250%	787,000	797,651
Bank of America Corp.(e)
07/22/2027	1.734%	3,144,000	3,103,481
04/24/2028	3.705%	365,000	363,333
12/20/2028	3.419%	210,000	207,544
09/15/2029	5.819%	688,000	717,336
01/24/2031	5.162%	1,088,000	1,123,681
02/13/2031	2.496%	1,024,000	953,759
07/23/2031	1.898%	431,000	387,152
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/04/2033	2.972%	1,280,000	1,170,051
04/27/2033	4.571%	911,000	908,984
01/23/2035	5.468%	547,000	569,773
06/19/2041	2.676%	2,902,000	2,138,903
12/31/2079	6.625%	682,000	709,927
Subordinated
08/15/2035	5.425%	701,000	716,976
03/08/2037	3.846%	1,091,000	1,029,592
Bank of Ireland Group PLC(a),(e)
03/20/2030	5.601%	350,000	363,290
Bank of Montreal
06/04/2031	5.511%	263,000	276,689
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	202,000	214,447
02/11/2031	4.942%	2,223,000	2,286,476
Bank of Nova Scotia (The)(e)
11/10/2032	4.740%	473,000	478,647
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	545,000	535,293
07/13/2028	5.790%	737,000	765,738
Barclays PLC(e)
11/11/2029	4.470%	305,000	306,652
09/10/2030	4.942%	929,000	946,746
11/02/2033	7.437%	1,195,000	1,366,802
BNP Paribas SA(a),(e),(k)
	7.375%	270,000	281,591
BNP Paribas SA(a),(e)
01/09/2030	5.176%	1,320,000	1,352,177
01/20/2033	3.132%	341,000	311,120
Subordinated
11/19/2035	5.906%	930,000	967,771
BPCE SA(a)
07/19/2027	4.750%	250,000	252,800
01/18/2028	5.125%	1,622,000	1,653,207
BPCE SA(a),(e)
10/19/2027	6.612%	630,000	641,776
10/19/2029	6.714%	804,000	853,117
01/20/2032	2.277%	605,000	536,431
10/19/2034	7.003%	1,044,000	1,162,273
05/30/2035	5.936%	330,000	344,575
01/14/2036	6.293%	280,000	298,952
Subordinated
10/19/2032	3.116%	900,000	807,469
CaixaBank SA(a),(e)
09/13/2027	6.684%	330,000	335,731
07/03/2029	4.634%	2,600,000	2,625,363
07/03/2031	4.885%	2,600,000	2,636,518
07/03/2036	5.581%	1,766,000	1,815,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce(e)
09/08/2028	4.243%	2,386,000	2,395,143
09/08/2031	4.580%	2,554,000	2,574,084
Capital One Financial Corp.(e)
11/02/2027	1.878%	254,000	249,231
02/01/2035	6.051%	3,025,000	3,215,491
09/11/2036	5.197%	2,000,000	1,990,400
Citibank NA
08/06/2029	4.838%	335,000	342,731
Citigroup, Inc.(e),(k)
	6.750%	957,000	969,989
	6.950%	532,000	547,372
	7.125%	1,425,000	1,469,346
Citigroup, Inc.(e)
07/24/2028	3.668%	448,000	445,244
03/04/2029	4.786%	2,753,000	2,793,340
02/13/2030	5.174%	414,000	424,915
03/20/2030	3.980%	745,000	738,284
09/19/2030	4.542%	4,629,000	4,664,010
05/07/2031	4.952%	2,022,000	2,064,462
09/11/2031	4.503%	3,107,000	3,115,395
05/01/2032	2.561%	1,086,000	985,722
11/03/2032	2.520%	1,350,000	1,209,221
01/25/2033	3.057%	1,014,000	928,510
11/17/2033	6.270%	1,235,000	1,344,734
03/27/2036	5.333%	2,775,000	2,838,438
09/11/2036	5.174%	3,032,000	3,063,799
03/04/2056	5.612%	1,890,000	1,883,958
Subordinated
02/13/2035	5.827%	2,296,000	2,388,199
01/24/2036	6.020%	2,376,000	2,492,681
Credit Agricole SA(a),(e)
01/26/2027	1.247%	1,320,000	1,317,246
09/11/2028	4.631%	380,000	383,036
10/03/2029	6.316%	970,000	1,022,227
09/25/2033	4.818%	2,009,000	2,006,655
01/09/2036	5.862%	555,000	585,863
Credit Suisse Group AG(a),(e)
01/12/2029	3.869%	250,000	248,597
Danske Bank A/S(a),(e)
03/01/2030	5.705%	320,000	332,523
10/02/2030	4.613%	524,000	527,910
Deutsche Bank AG(e)
07/13/2027	7.146%	270,000	274,180
01/07/2028	2.552%	250,000	245,913
02/08/2028	5.706%	527,000	535,432
12/10/2031	4.469%	450,000	448,382
Subordinated
01/07/2033	3.742%	315,000	292,502
02/10/2034	7.079%	645,000	709,129
Deutsche Bank AG
05/10/2029	5.414%	290,000	301,295
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e),(k)
	6.850%	730,000	759,133
	7.500%	481,000	509,080
Goldman Sachs Group, Inc. (The)(e)
03/09/2027	1.431%	518,000	515,331
02/24/2028	2.640%	1,025,000	1,009,050
03/15/2028	3.615%	450,000	447,408
04/23/2029	3.814%	430,000	427,435
10/24/2029	6.484%	2,207,000	2,341,648
04/25/2030	5.727%	264,000	275,786
07/23/2030	5.049%	1,215,000	1,244,891
10/23/2030	4.692%	2,354,000	2,386,236
01/28/2031	5.207%	3,972,000	4,102,080
04/23/2031	5.218%	4,870,000	5,028,360
10/21/2031	4.369%	8,094,000	8,077,176
04/22/2032	2.615%	1,648,000	1,502,818
07/23/2035	5.330%	2,668,000	2,740,031
10/23/2035	5.016%	962,000	966,946
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	321,000	301,711
10/21/2036	4.939%	3,456,000	3,431,468
Goldman Sachs Group, Inc.(The)(e)
10/21/2029	4.153%	5,024,000	5,022,481
HSBC Holdings PLC(e)
08/11/2028	5.210%	1,217,000	1,237,329
09/22/2028	2.013%	1,401,000	1,352,189
05/22/2030	3.973%	1,394,000	1,376,910
11/19/2030	5.286%	1,929,000	1,989,990
08/18/2031	2.357%	284,000	258,332
11/06/2031	4.619%	2,923,000	2,930,622
05/17/2032	5.733%	896,000	944,417
05/24/2032	2.804%	1,032,000	943,125
11/06/2036	5.133%	1,967,000	1,971,087
Huntington Bancshares, Inc.(e)
02/02/2035	5.709%	254,000	265,555
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,062,000	1,214,170
Intesa Sanpaolo SpA(a),(e)
Subordinated
06/01/2042	4.950%	1,199,000	1,022,863
JPMorgan Chase & Co.(e)
10/22/2036	4.810%	1,203,000	1,195,275
KeyCorp(e)
04/04/2031	5.121%	874,000	897,610
06/01/2033	4.789%	488,000	487,696
Lloyds Banking Group PLC(e)
05/11/2027	1.627%	356,000	352,727
01/05/2028	5.462%	205,000	207,783
11/04/2031	4.425%	2,218,000	2,211,379
01/05/2035	5.679%	220,000	231,566
11/04/2036	4.943%	2,617,000	2,588,924
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.(e)
03/13/2032	6.082%	531,000	564,841
01/16/2036	5.385%	657,000	667,568
Macquarie Bank Ltd.(a),(e)
Subordinated
03/03/2036	3.052%	280,000	254,883
Macquarie Group Ltd.(a),(e)
01/15/2030	5.033%	219,000	222,971
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	349,000	316,785
07/18/2039	3.751%	242,000	211,207
Mitsubishi UFJ Financial Group, Inc.(e)
09/12/2031	4.527%	2,247,000	2,257,965
09/12/2036	5.188%	2,261,000	2,297,769
Mizuho Financial Group, Inc.(e)
07/10/2030	5.382%	300,000	310,227
09/13/2030	2.869%	219,000	208,011
Morgan Stanley(e)
01/24/2029	3.772%	192,000	190,896
02/01/2029	5.123%	579,000	590,943
04/12/2029	4.994%	3,995,000	4,074,530
07/20/2029	5.449%	1,531,000	1,579,993
10/18/2029	4.133%	4,309,000	4,305,301
01/16/2030	5.173%	1,117,000	1,147,293
01/23/2030	4.431%	318,000	319,780
07/19/2030	5.042%	3,545,000	3,636,281
01/15/2031	5.230%	483,000	497,888
04/17/2031	5.192%	1,820,000	1,876,232
02/13/2032	1.794%	2,719,000	2,388,688
04/28/2032	1.928%	1,905,000	1,671,477
01/21/2033	2.943%	169,000	154,247
07/21/2034	5.424%	323,000	335,962
04/19/2035	5.831%	3,865,000	4,107,666
07/19/2035	5.320%	624,000	642,464
10/22/2036	4.892%	2,339,000	2,320,143
Subordinated
09/16/2036	2.484%	251,000	220,627
01/19/2038	5.948%	855,000	901,198
Morgan Stanley Private Bank(e)
11/17/2028	4.204%	4,844,000	4,857,760
11/19/2031	4.465%	10,767,000	10,789,739
Morgan Stanley Private Bank NA(e)
07/06/2028	4.466%	2,426,000	2,442,323
07/18/2031	4.734%	7,328,000	7,427,513
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	370,754
National Australia Bank Ltd.(a),(e)
Subordinated
08/02/2034	3.933%	366,000	356,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(e)
10/18/2027	6.557%	210,000	213,916
02/16/2028	2.972%	210,000	207,413
Nationwide Building Society(a)
07/29/2029	5.127%	356,000	365,945
NatWest Group PLC(e),(k)
	8.125%	340,000	382,304
NatWest Group PLC(e)
09/13/2029	5.808%	380,000	395,910
05/23/2031	5.115%	400,000	410,440
NatWest Markets PLC(a)
03/21/2030	5.022%	988,000	1,014,234
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	204,840
PNC Bank NA(e)
07/21/2028	4.429%	3,208,000	3,229,618
PNC Financial Services Group, Inc. (The)(e)
10/21/2032	4.812%	2,219,000	2,258,889
08/18/2034	5.939%	324,000	347,771
10/20/2034	6.875%	984,000	1,113,220
01/22/2035	5.676%	201,000	211,904
07/21/2036	5.373%	1,210,000	1,246,158
Royal Bank of Canada(e)
10/18/2030	4.650%	2,440,000	2,473,332
08/06/2031	4.696%	2,705,000	2,739,198
Royal Bank of Scotland Group PLC(e)
05/08/2030	4.445%	208,000	208,811
Santander UK Group Holdings PLC(e)
09/11/2030	4.858%	2,382,000	2,408,478
04/15/2031	5.694%	279,000	290,644
Societe Generale SA(a),(e)
01/12/2027	6.447%	400,000	400,213
01/19/2028	2.797%	1,114,000	1,096,795
01/10/2029	6.446%	400,000	415,940
05/22/2031	5.512%	350,000	361,149
06/09/2032	2.889%	914,000	827,381
04/13/2033	6.100%	918,000	969,628
01/19/2035	6.066%	351,000	370,624
Societe Generale SA(a)
01/22/2030	3.000%	354,000	333,449
Standard Chartered PLC(a),(e)
01/14/2027	1.456%	260,000	259,802
05/14/2028	5.688%	515,000	525,431
11/16/2028	7.767%	885,000	942,430
01/09/2029	6.301%	569,000	591,062
State Street Corp.(e),(k)
	6.700%	325,000	337,688
State Street Corp.
02/28/2030	4.729%	3,147,000	3,221,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(e)
10/23/2036	5.109%	782,000	778,437
Sumitomo Mitsui Financial Group, Inc.
01/13/2028	5.520%	310,000	319,266
07/16/2029	3.040%	567,000	544,731
07/09/2031	5.424%	350,000	366,299
Sumitomo Mitsui Trust Group, Inc.(a),(e)
Subordinated
09/11/2036	5.416%	1,981,000	1,989,419
Toronto-Dominion Bank (The)
07/17/2028	5.523%	195,000	202,139
10/15/2035	4.928%	2,030,000	2,029,897
Truist Bank(e)
07/24/2028	4.420%	2,694,000	2,709,151
Truist Financial Corp.(e)
10/30/2029	7.161%	695,000	749,547
01/26/2034	5.122%	1,099,000	1,119,425
06/08/2034	5.867%	352,000	374,208
01/24/2035	5.711%	260,000	273,701
UBS Group AG(a),(e),(k)
	9.250%	320,000	375,450
	9.250%	315,000	345,672
UBS Group AG(a),(e)
05/12/2028	4.751%	1,091,000	1,099,597
12/23/2029	4.151%	1,547,000	1,544,988
08/13/2030	3.126%	2,774,000	2,658,472
09/13/2030	5.617%	683,000	713,524
09/23/2031	4.398%	1,435,000	1,428,339
03/23/2037	5.010%	2,718,000	2,695,130
05/06/2047	5.528%	1,926,000	1,902,640
US Bancorp(e)
01/23/2030	5.384%	228,000	236,065
07/23/2030	5.100%	434,000	446,744
05/15/2031	5.083%	415,000	427,695
01/23/2035	5.678%	147,000	155,215
Wells Fargo & Co.(e),(k)
	6.850%	1,048,000	1,094,796
Wells Fargo & Co.(e)
07/25/2028	4.808%	1,459,000	1,475,035
10/23/2029	6.303%	1,453,000	1,535,608
01/24/2031	5.244%	642,000	664,488
04/23/2031	5.150%	2,859,000	2,949,786
04/24/2034	5.389%	792,000	823,184
07/25/2034	5.557%	1,171,000	1,228,811
10/23/2034	6.491%	398,000	440,752
12/03/2035	5.211%	544,000	555,870
04/23/2036	5.605%	1,589,000	1,665,702
09/15/2036	4.892%	1,333,000	1,328,735
04/30/2041	3.068%	1,330,000	1,032,882
Total			312,385,946
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Ares Management Corp.
10/11/2054	5.600%	1,178,000	1,114,208
Blackstone Reg Finance Co. LLC
11/03/2030	4.300%	1,426,000	1,426,327
02/15/2036	4.950%	846,000	840,277
Brookfield Asset Management Ltd.
11/15/2030	4.653%	2,025,000	2,040,447
01/15/2036	5.298%	1,351,000	1,349,051
09/15/2055	6.077%	796,000	815,157
Charles Schwab Corp. (The)(e)
11/14/2031	4.343%	3,640,000	3,633,559
11/14/2036	4.914%	4,103,000	4,085,064
Total			15,304,090
Building Materials 0.2%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	800,000	761,645
Eagle Materials, Inc.
03/15/2036	5.000%	2,018,000	1,976,732
Griffon Corp.
03/01/2028	5.750%	436,000	436,762
Knife River Corp.(a)
05/01/2031	7.750%	355,000	371,326
Masterbrand, Inc.(a)
07/15/2032	7.000%	425,000	440,801
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	578,154
Standard Industries, Inc.(a)
01/15/2028	4.750%	300,000	299,061
07/15/2030	4.375%	500,000	483,418
Total			5,347,899
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	200,000	197,761
03/01/2030	4.750%	3,150,000	3,013,399
02/01/2031	4.250%	1,160,000	1,065,992
Charter Communications Operating LLC
06/01/2034	6.550%	779,000	819,829
Charter Communications Operating LLC/Capital
12/01/2035	5.850%	1,544,000	1,542,170
04/01/2038	5.375%	167,000	153,740
06/01/2041	3.500%	399,000	283,648
03/01/2042	3.500%	2,970,000	2,055,229
10/23/2045	6.484%	205,000	192,836
03/01/2050	4.800%	231,000	173,690
04/01/2051	3.700%	255,000	160,604
06/01/2052	3.900%	1,132,000	730,881
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2053	5.250%	953,000	753,831
12/01/2055	6.700%	1,442,000	1,384,438
04/01/2063	5.500%	406,000	320,469
Comcast Corp.
06/01/2034	5.300%	257,000	264,857
08/15/2034	4.200%	236,000	225,540
03/01/2038	3.900%	673,000	585,861
11/01/2051	2.887%	248,000	145,178
11/01/2052	4.049%	748,000	546,910
05/15/2053	5.350%	2,390,000	2,146,293
11/01/2056	2.937%	2,913,000	1,638,153
11/01/2063	2.987%	868,000	469,874
CSC Holdings LLC(a)
02/01/2029	6.500%	700,000	462,483
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	375,000	377,086
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,040,609
EchoStar Corp.
11/30/2029	10.750%	85,000	93,883
Sirius XM Radio, Inc.(a)
07/15/2028	4.000%	1,539,000	1,503,832
Time Warner Cable LLC
09/01/2041	5.500%	460,000	403,509
Total			22,752,585
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	470,000	483,279
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	370,606
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	500,000	194,381
Celanese US Holdings LLC
02/15/2031	7.000%	300,000	307,057
02/15/2034	7.375%	660,000	671,229
Chemours Co. (The)(a)
11/15/2028	5.750%	130,000	126,447
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	442,261
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	405,000	414,860
Sherwin-Williams Co. (The)
09/01/2031	4.800%	411,000	420,703
Solstice Advanced Materials, Inc.(a)
09/30/2033	5.625%	275,000	277,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
08/15/2032	6.625%	350,000	354,681
Total			4,063,116
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
05/14/2027	5.000%	2,353,000	2,392,075
08/16/2029	4.375%	885,000	897,555
Deere & Co.
01/19/2055	5.700%	1,634,000	1,691,734
Herc Holdings, Inc.(a)
06/15/2030	7.000%	303,000	318,690
John Deere Capital Corp.
09/08/2026	5.150%	1,439,000	1,451,796
01/08/2027	4.500%	1,945,000	1,959,379
09/15/2027	4.150%	1,543,000	1,554,550
01/07/2028	4.650%	1,370,000	1,393,554
06/11/2029	4.850%	255,000	262,189
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	277,074
Terex Corp.(a)
05/15/2029	5.000%	520,000	518,365
United Rentals North America, Inc.
01/15/2030	5.250%	765,000	775,363
United Rentals North America, Inc.(a)
11/15/2033	5.375%	425,000	424,680
Total			13,917,004
Consumer Cyclical Services 0.3%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	562,021
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	231,753
CBRE Services, Inc.
01/15/2033	4.900%	1,180,000	1,185,513
06/15/2035	5.500%	1,024,000	1,058,170
Service Corp. International
06/01/2029	5.125%	430,000	433,165
Uber Technologies, Inc.
01/15/2031	4.150%	2,038,000	2,028,549
09/15/2034	4.800%	3,553,000	3,545,828
09/15/2035	4.800%	2,083,000	2,067,556
09/15/2054	5.350%	934,000	887,868
Total			12,000,423
Consumer Products 0.1%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	597,728
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acushnet Co.(a)
12/01/2033	5.625%	30,000	30,394
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	414,397
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	508,000	508,322
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	245,000	242,207
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,076,419
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	695,000	681,571
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	705,000	687,375
Total			4,238,413
Diversified Manufacturing 0.4%
Chart Industries, Inc.(a)
01/01/2030	7.500%	685,000	714,736
Eaton Capital ULC
05/09/2030	4.450%	1,064,000	1,075,231
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	965,000	1,004,901
Honeywell International, Inc.
03/01/2054	5.250%	245,000	231,597
Madison IAQ LLC(a)
06/30/2028	4.125%	300,000	294,787
Siemens Funding BV(a)
05/26/2028	4.350%	2,606,000	2,637,419
05/28/2030	4.600%	1,739,000	1,774,334
05/28/2032	4.900%	2,095,000	2,156,125
05/28/2035	5.200%	2,095,000	2,173,434
05/28/2055	5.800%	1,062,000	1,105,835
TriMas Corp.(a)
04/15/2029	4.125%	505,000	491,661
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	810,000	822,489
Total			14,482,549
Electric 2.7%
AEP Transmission Co. LLC
09/15/2049	3.150%	257,000	174,239
08/15/2051	2.750%	336,000	207,217
Ameren Illinois Co.
07/01/2054	5.550%	369,000	363,047
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	481,000	432,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Public Service Co.
08/15/2055	5.900%	1,344,000	1,369,074
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,032,000	932,597
06/01/2035	5.450%	1,821,000	1,888,938
08/15/2046	3.500%	221,000	163,916
Calpine Corp.(a)
02/15/2028	4.500%	640,000	640,348
03/15/2028	5.125%	1,110,000	1,110,199
02/01/2029	4.625%	649,000	648,487
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	1,623,000	1,635,969
03/01/2052	3.600%	762,000	557,467
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	991,190	1,021,364
10/20/2035	5.672%	1,822,325	1,889,523
Commonwealth Edison Co.
06/01/2055	5.950%	190,000	197,368
Consolidated Edison Co of New York, Inc.
11/15/2059	3.700%	393,000	274,539
Consolidated Edison Co. of New York, Inc.
12/01/2051	3.200%	231,000	153,608
Consumers Energy Co.
01/15/2031	4.500%	2,025,000	2,047,626
05/15/2033	4.625%	412,000	413,660
05/15/2035	5.050%	1,497,000	1,523,439
Dominion Energy, Inc.(e)
06/01/2054	7.000%	198,000	214,636
02/01/2055	6.875%	311,000	323,580
05/15/2055	6.625%	785,000	807,862
02/15/2056	6.000%	508,000	511,343
DTE Electric Co.
06/15/2042	3.950%	205,000	168,472
04/01/2043	4.000%	453,000	377,292
03/01/2050	2.950%	1,205,000	794,567
03/01/2052	3.650%	552,000	407,481
Duke Energy Carolinas LLC
04/15/2031	2.550%	471,000	433,762
03/15/2032	2.850%	1,281,000	1,173,640
12/15/2041	4.250%	183,000	161,010
03/15/2052	3.550%	933,000	671,028
01/15/2053	5.350%	904,000	867,912
Duke Energy Corp.
09/15/2035	4.950%	787,000	780,834
06/15/2051	3.500%	639,000	443,390
06/15/2054	5.800%	234,000	231,550
Duke Energy Florida LLC
12/01/2030	4.200%	534,000	534,638
12/15/2031	2.400%	1,028,000	928,974
12/01/2035	4.850%	1,092,000	1,089,273
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Indiana LLC
04/01/2050	2.750%	1,113,000	695,515
Duke Energy Ohio, Inc.
04/01/2033	5.250%	982,000	1,017,399
Duke Energy Progress LLC
03/15/2035	5.050%	614,000	625,063
04/01/2035	5.700%	174,000	182,568
10/15/2046	3.700%	236,000	179,809
08/15/2050	2.500%	1,041,000	607,457
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	216,000	196,238
Edison International
06/15/2029	5.450%	110,000	111,863
Edison International(e)
06/15/2053	8.125%	572,000	595,167
Electricite de France SA(a)
05/23/2053	6.900%	560,000	617,824
Emera US Finance LP
06/15/2031	2.639%	350,000	316,375
06/15/2046	4.750%	360,000	307,769
Emera, Inc.(e)
Junior Subordinated
06/15/2076	6.750%	161,000	161,953
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	330,549
06/26/2029	5.125%	605,000	620,644
06/26/2034	5.500%	911,000	945,114
09/30/2035	5.000%	1,195,000	1,187,257
Enel Finance International NV(a),(e)
07/12/2031	2.500%	679,000	610,646
Entergy Arkansas LLC
01/15/2033	5.150%	1,548,000	1,601,602
06/15/2051	2.650%	929,000	553,619
Entergy Corp.(e)
12/01/2054	7.125%	544,000	571,731
Entergy Louisiana LLC
03/15/2051	2.900%	514,000	322,579
03/15/2054	5.700%	211,000	210,279
Entergy Mississippi LLC
09/01/2033	5.000%	292,000	297,180
04/15/2055	5.800%	1,009,000	1,015,634
Entergy Texas, Inc.
03/15/2031	1.750%	979,000	863,887
09/15/2054	5.550%	299,000	290,213
Exelon Corp.
03/15/2055	5.875%	1,553,000	1,557,957
Exelon Generation Co. LLC
10/01/2041	5.750%	475,000	483,678
06/15/2042	5.600%	349,000	350,608
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Power Co.
03/15/2031	4.850%	736,000	755,134
03/15/2034	5.250%	360,000	371,826
ITC Holdings Corp.(a)
09/22/2027	4.950%	193,000	195,521
05/14/2030	2.950%	310,000	292,590
06/01/2033	5.400%	409,000	422,113
05/09/2034	5.650%	689,000	718,800
Jersey Central Power & Light Co.(a)
01/15/2029	4.150%	1,094,000	1,092,882
01/15/2031	4.400%	1,824,000	1,817,720
03/01/2032	2.750%	2,944,000	2,646,290
Jersey Central Power & Light Co.
01/15/2035	5.100%	918,000	929,286
Kansas City Power & Light Co.
06/15/2047	4.200%	219,000	177,543
Metropolitan Edison Co.(a)
04/01/2028	5.200%	794,000	810,264
01/15/2029	4.300%	1,213,000	1,213,220
MidAmerican Energy Co.
11/01/2035	5.750%	346,000	368,736
08/01/2052	2.700%	894,000	546,838
11/15/2056	5.500%	877,000	858,853
Mississippi Power Co.
03/15/2042	4.250%	525,000	450,678
07/30/2051	3.100%	1,237,000	810,666
Nevada Power Co.
09/15/2040	5.375%	287,000	286,834
NextEra Energy Capital Holdings, Inc.(e)
06/15/2054	6.750%	286,000	305,027
08/15/2055	6.375%	299,000	308,705
08/15/2055	6.500%	225,000	237,003
Northern States Power Co.
05/15/2035	5.050%	1,688,000	1,721,556
06/01/2052	4.500%	258,000	219,303
03/15/2054	5.400%	624,000	605,296
06/15/2054	5.650%	677,000	683,039
NRG Energy, Inc.(a)
12/02/2027	2.450%	191,000	184,513
06/15/2029	5.250%	1,165,000	1,168,142
10/15/2030	4.734%	180,000	179,945
01/15/2034	5.750%	175,000	176,496
10/15/2035	5.407%	255,000	254,138
Ohio Edison Co.(a)
12/15/2029	4.950%	1,016,000	1,038,783
Ohio Power Co.
10/01/2051	2.900%	381,000	234,926
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%	555,000	572,512
04/01/2055	5.800%	1,107,000	1,114,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/04/2028	5.000%	334,000	339,794
07/01/2030	4.550%	1,000,068	996,091
10/15/2032	5.050%	1,707,000	1,717,504
06/15/2033	6.400%	2,201,000	2,374,795
06/01/2041	4.200%	599,000	498,924
12/01/2047	3.950%	2,405,000	1,790,407
07/01/2050	4.950%	2,947,000	2,495,337
08/01/2050	3.500%	391,000	264,244
10/15/2055	6.100%	1,094,000	1,075,772
Palomino Funding Trust I(a)
05/17/2028	7.233%	250,000	264,184
PECO Energy Co.
06/15/2050	2.800%	286,000	179,162
09/15/2051	2.850%	1,245,000	773,929
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,005,000	984,322
PG&E Corp.
07/01/2028	5.000%	186,000	185,851
07/01/2030	5.250%	210,000	208,580
PG&E Corp.(e)
03/15/2055	7.375%	1,310,000	1,364,446
PPL Capital Funding, Inc.
09/01/2034	5.250%	717,000	734,667
Public Service Co. of Colorado
01/15/2051	2.700%	265,000	159,765
Public Service Co. of Oklahoma
08/15/2051	3.150%	698,000	459,598
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,773,000	1,565,491
05/01/2050	2.700%	482,000	299,196
08/01/2050	2.050%	286,000	154,725
Puget Sound Energy, Inc.
09/15/2051	2.893%	421,000	267,868
06/15/2054	5.685%	843,000	837,375
Saavi Energia Sarl(a)
02/10/2035	8.875%	549,000	595,269
San Diego Gas & Electric Co.
08/15/2028	4.950%	365,000	374,220
08/15/2051	2.950%	318,000	202,297
Southern California Edison Co.
03/15/2030	5.250%	723,000	741,854
06/01/2031	5.450%	257,000	265,985
06/01/2034	5.200%	155,000	155,811
03/01/2035	5.450%	895,000	907,994
03/01/2048	4.125%	118,000	89,651
03/01/2053	5.700%	387,000	359,707
12/01/2053	5.875%	534,000	512,264
Southern Power Co.
09/15/2041	5.150%	232,000	223,594
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Electric Power Co.
04/01/2033	5.300%	199,000	204,292
04/01/2045	3.900%	249,000	193,098
Southwestern Public Service Co.
08/15/2041	4.500%	192,000	171,062
Trans-Allegheny Interstate Line Co.(a)
01/15/2031	5.000%	1,471,000	1,511,090
Tucson Electric Power Co.
04/15/2053	5.500%	112,000	107,715
Union Electric Co.
01/15/2054	5.250%	263,000	245,774
Virginia Electric and Power Co.
11/15/2051	2.950%	1,032,000	650,686
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,004,000	1,011,016
02/15/2027	5.625%	580,000	580,339
10/15/2028	4.300%	1,204,000	1,203,656
10/15/2030	4.600%	67,000	66,925
10/15/2031	7.750%	370,000	392,362
04/15/2034	6.000%	1,922,000	2,017,212
Wisconsin Electric Power Co.
10/15/2030	4.150%	1,468,000	1,466,932
Total			104,007,744
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	365,000	364,118
01/15/2031	6.750%	901,000	944,216
Total			1,308,334
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
09/10/2029	4.625%	265,000	267,671
01/30/2032	3.300%	150,000	138,795
11/15/2035	5.000%	340,000	336,394
AerCap Ireland Capital DAC/Global Aviation Trust(e)
03/10/2055	6.950%	410,000	430,054
Avolon Holdings Funding Ltd.(a)
03/01/2029	5.750%	932,000	964,011
11/15/2029	5.750%	2,517,000	2,614,269
01/15/2030	5.150%	396,000	402,934
10/10/2030	4.900%	900,000	905,648
10/15/2032	4.950%	220,000	217,873
FS KKR Capital Corp.
01/15/2030	6.125%	1,543,000	1,519,727
MSD Investment Corp.(a)
02/05/2031	6.125%	1,606,000	1,596,618
Oaktree Specialty Lending Corp.
02/27/2030	6.340%	1,337,000	1,345,044
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	530,000	548,911
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	400,000	386,431
Total			11,674,380
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,280,000	5,228,816
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	790,000	817,321
Bunge Ltd Finance Corp.
08/04/2035	5.150%	2,028,000	2,060,738
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	347,913
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	250,000	249,906
Grupo Nutresa SA(a)
05/12/2035	9.000%	250,000	282,381
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	505,000	526,916
JBS USA Holding Lux Sarl/Food Co./Sarl
11/15/2053	7.250%	1,633,000	1,821,082
JBS USA Holding Lux Sarl/Foods Group Holdings, Inc./Food Co.(a)
01/15/2036	5.500%	1,430,000	1,451,206
04/15/2066	6.375%	527,000	523,676
JBS USA Lux SA/Food Co./Finance, Inc.
01/15/2032	3.625%	2,776,000	2,599,995
05/15/2032	3.000%	1,959,000	1,757,262
12/01/2052	6.500%	1,067,000	1,096,337
JBS USA LUX Sarl/Food Co./Foods Group(a)
04/20/2035	5.950%	383,000	402,529
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	345,000	344,265
Mars, Inc.(a)
03/01/2030	4.800%	3,392,000	3,465,781
03/01/2032	5.000%	1,578,000	1,625,757
03/01/2035	5.200%	1,512,000	1,552,726
05/01/2045	5.650%	259,000	261,249
PepsiCo, Inc.
01/15/2029	4.100%	1,970,000	1,980,835
07/23/2030	4.300%	1,092,000	1,103,139
08/13/2042	3.600%	546,000	444,226
Performance Food Group, Inc.(a)
10/15/2027	5.500%	400,000	400,214
Post Holdings, Inc.(a)
04/15/2030	4.625%	475,000	462,469
Total			30,806,739
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%	915,000	937,456
Churchill Downs, Inc.(a)
05/01/2031	6.750%	100,000	103,717
MGM Resorts International
09/15/2029	6.125%	300,000	308,369
04/15/2032	6.500%	320,000	329,578
Station Casinos LLC(a)
02/15/2028	4.500%	300,000	297,752
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	517,690
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	300,000	301,703
Total			2,796,265
Health Care 0.7%
AdaptHealth LLC(a)
08/01/2029	4.625%	210,000	203,770
Alcon Finance Corp.(a)
12/06/2032	5.375%	2,327,000	2,428,821
Avantor Funding, Inc.(a)
07/15/2028	4.625%	345,000	343,048
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	55,000	57,314
CVS Health Corp.
03/25/2028	4.300%	1,607,000	1,612,945
06/01/2031	5.550%	1,552,000	1,624,998
06/01/2034	5.700%	1,594,000	1,672,087
03/25/2038	4.780%	1,252,000	1,182,457
03/25/2048	5.050%	3,396,000	2,997,577
CVS Pass-Through Trust(a)
01/10/2034	5.926%	375,070	384,403
01/10/2036	4.704%	933,986	878,974
DaVita, Inc.(a)
06/01/2030	4.625%	600,000	583,864
Encompass Health Corp.
02/01/2030	4.750%	445,000	443,635
HCA, Inc.
06/15/2029	4.125%	600,000	597,867
03/01/2032	5.500%	2,680,000	2,793,372
11/15/2032	4.600%	682,000	676,891
04/01/2034	5.600%	192,000	200,285
06/15/2049	5.250%	1,618,000	1,464,646
06/01/2053	5.900%	833,000	816,322
09/15/2054	5.950%	261,000	258,192
03/01/2055	6.200%	787,000	803,338
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	517,438
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
10/15/2026	5.000%	260,000	259,849
05/15/2027	5.000%	358,000	358,078
06/01/2032	6.250%	395,000	413,037
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,200,000	1,173,309
Quest Diagnostics, Inc.
12/15/2029	4.625%	432,000	439,163
Tenet Healthcare Corp.
06/15/2030	6.125%	2,000,000	2,048,126
Zimmer Biomet Holdings, Inc.
02/19/2035	5.500%	732,000	759,358
Total			27,993,164
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
02/15/2033	5.350%	1,340,000	1,396,396
05/15/2041	3.050%	363,000	275,142
07/15/2044	5.500%	946,000	938,767
02/15/2053	5.875%	1,432,000	1,445,865
04/15/2053	5.050%	911,000	823,542
07/15/2054	5.625%	2,132,000	2,093,334
Total			6,973,046
Healthcare REIT 0.0%
Sabra Health Care LP
12/01/2031	3.200%	257,000	235,031
Ventas Realty LP
07/01/2034	5.625%	238,000	248,570
Total			483,601
Independent Energy 0.5%
Aker BP ASA(a)
10/30/2035	5.250%	2,760,000	2,698,356
10/01/2054	5.800%	366,000	332,982
Chord Energy Corp.(a)
10/01/2030	6.000%	25,000	25,253
03/15/2033	6.750%	230,000	237,855
Civitas Resources, Inc.(a)
07/01/2031	8.750%	725,000	752,579
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	315,000	316,471
Comstock Resources, Inc.(a)
03/01/2029	6.750%	295,000	295,762
ConocoPhillips Co.
03/15/2054	5.550%	1,412,000	1,361,415
Coterra Energy, Inc.
02/15/2035	5.400%	332,000	337,064
02/15/2055	5.900%	844,000	811,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	631,000	650,786
EOG Resources, Inc.
01/15/2031	4.400%	2,286,000	2,294,293
EQT Corp.
01/15/2031	4.750%	1,775,000	1,786,740
Hess Corp.
02/15/2041	5.600%	1,227,000	1,268,988
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	540,000	532,889
Matador Resources Co.(a)
04/15/2028	6.875%	270,000	275,756
04/15/2032	6.500%	225,000	227,847
Permian Resources Operating LLC(a)
07/15/2031	9.875%	160,000	172,053
Pioneer Natural Resources Co.
08/15/2030	1.900%	255,000	231,036
SM Energy Co.
09/15/2026	6.750%	280,000	280,364
01/15/2027	6.625%	300,000	300,805
Southwestern Energy Co.
02/01/2029	5.375%	400,000	400,578
02/01/2032	4.750%	2,962,000	2,925,947
Vital Energy, Inc.(a)
04/15/2032	7.875%	210,000	206,933
Total			18,724,151
Integrated Energy 0.2%
BP Capital Markets America, Inc.
02/13/2033	4.812%	541,000	548,521
09/11/2033	4.893%	517,000	526,096
11/17/2034	5.227%	855,000	882,707
11/10/2050	2.772%	412,000	254,216
03/17/2052	3.001%	1,572,000	1,006,759
Chevron USA, Inc.
10/15/2030	4.300%	1,409,000	1,422,841
Eni SpA(a)
05/15/2054	5.950%	1,228,000	1,218,938
Total Capital International SA
06/29/2041	2.986%	280,000	211,779
05/29/2050	3.127%	729,000	486,553
TotalEnergies Capital SA
04/05/2054	5.488%	322,000	312,008
09/10/2054	5.275%	285,000	268,221
04/05/2064	5.638%	950,000	923,056
Total			8,061,695
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	586,778
Carnival Corp.(a)
02/15/2033	6.125%	1,320,000	1,362,669
Cinemark USA, Inc.(a)
07/15/2028	5.250%	210,000	209,980
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	475,000	478,509
10/15/2027	4.750%	435,000	436,076
NCL Corp., Ltd.(a)
01/15/2031	5.875%	105,000	104,638
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	326,559
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	385,000	388,443
Viking Cruises Ltd.(a)
10/15/2033	5.875%	480,000	488,060
Total			4,381,712
Life Insurance 0.2%
Allianz SE(a),(e)
09/03/2054	5.600%	800,000	819,149
CNO Global Funding(a)
06/04/2027	5.875%	467,000	477,304
Corebridge Financial, Inc.(e)
12/15/2052	6.875%	270,000	276,368
Corebridge Global Funding(a)
08/21/2032	4.900%	284,000	285,816
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	799,000	821,685
New York Life Global Funding(a)
01/10/2028	3.000%	229,000	224,915
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	999,000	1,061,062
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	270,000	280,182
Principal Financial Group, Inc.(a)
02/15/2028	4.111%	468,000	467,069
Protective Life Corp.(a)
01/15/2031	4.700%	1,970,000	1,975,538
12/15/2035	5.350%	1,217,000	1,231,497
Protective Life Global Funding(a)
12/08/2028	5.467%	466,000	482,382
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	496,000	409,418
Total			8,812,385
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	476,327
03/15/2033	5.875%	285,000	293,203
09/15/2033	5.750%	133,000	136,100
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	145,000	145,442
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	305,000	305,007
Total			1,356,079
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
02/15/2031	7.125%	495,000	518,076
Gray Media, Inc.(a)
08/15/2033	7.250%	150,000	153,354
Gray Television, Inc.(a)
10/15/2030	4.750%	350,000	271,270
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	394,250	379,773
08/15/2030	7.750%	372,700	325,693
Lamar Media Corp.
02/15/2030	4.000%	530,000	511,538
Meta Platforms, Inc.
11/15/2030	4.200%	2,892,000	2,897,260
11/15/2032	4.600%	2,300,000	2,318,873
11/15/2035	4.875%	3,688,000	3,685,172
11/15/2045	5.500%	1,596,000	1,551,196
05/15/2053	5.600%	635,000	608,522
08/15/2054	5.400%	1,988,000	1,849,735
11/15/2055	5.625%	1,816,000	1,745,930
08/15/2064	5.550%	2,153,000	1,999,986
11/15/2065	5.750%	671,000	640,993
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	450,000	439,528
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	550,000	550,805
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	375,000	365,726
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	185,000	170,028
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	150,000	156,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Take-Two Interactive Software, Inc.
06/12/2029	5.400%	193,000	199,567
06/12/2034	5.600%	771,000	804,103
TEGNA, Inc.
03/15/2028	4.625%	362,000	357,977
09/15/2029	5.000%	396,000	392,766
Univision Communications, Inc.(a)
08/15/2028	8.000%	285,000	295,094
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	110,000	96,569
03/15/2042	5.050%	65,000	45,910
Total			23,332,293
Metals and Mining 0.1%
Alumina Pty Ltd.(a)
09/15/2032	6.375%	200,000	207,565
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	321,061
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	335,000	346,762
04/15/2030	6.750%	130,000	133,827
Freeport-McMoRan, Inc.
08/01/2030	4.625%	308,000	310,337
Glencore Funding LLC(a)
09/23/2031	2.625%	831,000	748,299
04/04/2034	5.634%	2,305,000	2,407,887
United States Steel Corp.
03/01/2029	6.875%	275,000	276,236
Total			4,751,974
Midstream 1.2%
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	730,368
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	475,729
Buckeye Partners LP
12/01/2027	4.125%	280,000	276,827
11/15/2043	5.850%	400,000	375,420
Cheniere Energy Partners LP
10/01/2029	4.500%	1,080,000	1,083,203
03/01/2031	4.000%	951,000	926,646
08/15/2034	5.750%	1,737,000	1,814,107
Cheniere Energy, Inc.
10/15/2028	4.625%	690,000	689,560
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	255,000	259,465
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	1,404,000	1,502,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	1,432,000	1,448,993
DT Midstream, Inc.(a)
06/15/2029	4.125%	250,000	246,915
Enbridge, Inc.(e)
01/15/2084	8.500%	684,000	784,151
Subordinated
01/15/2084	8.250%	300,000	320,914
Energy Transfer LP
07/01/2029	5.250%	3,448,000	3,549,175
04/01/2035	5.700%	2,306,000	2,388,294
05/15/2054	5.950%	3,176,000	3,013,596
09/01/2054	6.050%	794,000	764,055
Energy Transfer LP(e)
02/15/2056	6.500%	1,015,000	1,012,118
Energy Transfer Operating LP
04/15/2047	5.300%	790,000	702,777
05/15/2050	5.000%	231,000	193,581
Enterprise Products Operating LLC
10/15/2034	6.650%	485,000	546,175
01/15/2036	5.200%	270,000	274,801
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,120,801	1,015,367
03/31/2036	2.625%	1,070,000	945,612
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	280,000	280,752
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	437,768
Hess Midstream Operations LP(a)
03/01/2028	5.875%	415,000	422,757
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	160,000	168,849
Kinder Morgan, Inc
06/01/2030	5.150%	1,381,000	1,428,012
Kinder Morgan, Inc.
08/01/2050	3.250%	704,000	466,387
Kinetik Holdings LP(a)
12/15/2028	6.625%	549,000	565,239
06/15/2030	5.875%	1,603,000	1,616,691
MPLX LP
02/15/2031	4.800%	1,550,000	1,566,987
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	290,703
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	340,000	346,542
NuStar Logistics LP
10/01/2030	6.375%	530,000	557,862
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONEOK, Inc.(a)
09/01/2030	6.500%	699,000	749,530
ONEOK, Inc.
10/15/2031	4.750%	565,000	568,200
11/01/2034	5.050%	407,000	403,820
11/01/2054	5.700%	1,691,000	1,577,412
10/15/2055	6.250%	1,014,000	1,017,120
11/01/2064	5.850%	315,000	295,940
Peru LNG Srl(a)
03/22/2030	5.375%	150,020	144,744
Rockies Express Pipeline LLC(a)
05/15/2030	4.800%	670,000	659,300
South Bow USA Infrastructure Holdings LLC
09/01/2027	4.911%	568,000	572,850
10/01/2029	5.026%	300,000	304,441
Sunoco LP(a)
03/15/2031	5.625%	164,000	164,862
05/01/2032	7.250%	360,000	380,261
Sunoco LP/Finance Corp.
04/15/2027	6.000%	300,000	300,149
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	537,229
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	260,000	260,188
TransCanada PipeLines Ltd.
03/01/2034	4.625%	620,000	604,370
TransCanada Trust(e)
09/15/2079	5.500%	1,155,000	1,146,631
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	167,000	156,863
11/01/2033	3.875%	433,000	371,672
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,190,000	1,183,605
Venture Global Plaquemines LNG LLC(a)
01/15/2034	6.500%	190,000	194,505
Williams Cos, Inc. (The)
08/15/2032	4.650%	885,000	886,750
Total			45,969,776
Natural Gas 0.1%
Atmos Energy Corp.
02/15/2052	2.850%	298,000	185,066
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	193,000	154,262
NiSource Finance Corp.
02/01/2042	5.800%	222,000	223,320
NiSource, Inc.
02/15/2031	1.700%	180,000	157,966
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.(e)
11/30/2054	6.950%	275,000	286,441
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	291,000	200,174
Sempra(e)
10/01/2054	6.875%	245,000	251,769
04/01/2056	6.375%	163,000	166,575
Southern California Gas Co.
02/01/2030	2.550%	215,000	202,663
Southern Co Gas Capital Corp.
09/15/2033	5.750%	1,090,000	1,156,004
Southern Co. Gas Capital Corp.
09/30/2051	3.150%	348,000	225,925
Total			3,210,165
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	322,000	293,845
Oil Field Services 0.1%
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	313,106
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	208,000	212,318
MV24 Capital BV(a)
06/01/2034	6.748%	277,612	275,321
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	452,143
Valaris Ltd.(a)
04/30/2030	8.375%	175,000	182,187
Total			1,435,075
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	272,245
Other Industry 0.1%
AECOM(a)
08/01/2033	6.000%	250,000	256,150
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	300,926
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	670,000	669,054
Hillenbrand, Inc.
03/01/2031	3.750%	505,000	505,433
Quanta Services, Inc.
08/09/2034	5.250%	714,000	733,350
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TopBuild Corp.(a)
01/31/2034	5.625%	56,000	56,628
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	75,000	74,715
Total			2,596,256
Other REIT 0.3%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	199,000	201,685
08/15/2031	3.375%	170,000	158,875
02/01/2033	1.875%	102,000	83,499
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	3,107,116
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,958,780
Extra Space Storage LP
06/15/2029	4.000%	159,000	157,511
FIBRA Prologis(a)
11/26/2035	5.500%	1,235,000	1,238,574
Prologis LP
04/15/2050	3.000%	300,000	197,802
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	805,000	803,461
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	360,000	379,918
WP Carey, Inc.
10/01/2026	4.250%	178,000	178,177
04/01/2033	2.250%	255,000	215,135
Total			12,680,533
Other Utility 0.0%
American Water Capital Corp.
12/01/2046	4.000%	251,000	202,060
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	552,920
Total			754,980
Packaging 0.1%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%	428,000	439,297
Ardagh Group SA(a)
12/01/2030	9.500%	257,000	278,438
Ardagh Group SA(a),(l)
12/01/2030	12.000%	405,000	370,381
Ball Corp.
06/15/2029	6.000%	435,000	447,624
Berry Global, Inc.
06/15/2031	5.800%	1,939,000	2,048,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2032	6.750%	100,000	102,948
Mauser Packaging Solutions Holding Co.(a)
04/15/2030	7.875%	360,000	358,537
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	150,000	150,505
Sonoco Products Co.
05/01/2030	3.125%	657,000	621,571
Total			4,817,395
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	395,000	401,751
Suzano Netherlands BV
01/15/2036	5.500%	709,000	701,685
Total			1,103,436
Pharmaceuticals 1.5%
AbbVie, Inc.
03/15/2027	4.800%	1,957,000	1,977,826
11/21/2029	3.200%	2,885,000	2,798,304
03/15/2030	4.875%	1,574,000	1,621,366
03/15/2031	4.950%	1,174,000	1,214,648
03/15/2034	5.050%	1,809,000	1,858,745
03/15/2035	4.550%	540,000	532,296
03/15/2035	5.200%	942,000	974,349
11/21/2039	4.050%	3,483,000	3,109,746
11/21/2049	4.250%	3,452,000	2,846,899
Amgen, Inc.
03/02/2043	5.600%	1,129,000	1,135,269
06/15/2051	4.663%	439,000	376,215
03/01/2053	4.875%	1,848,000	1,626,161
03/02/2053	5.650%	356,000	349,197
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	140,000	125,349
Biogen, Inc.
05/01/2030	2.250%	930,000	854,326
Bristol Myers Squibb Co.
03/15/2052	3.700%	875,000	643,305
Bristol-Myers Squibb Co.
02/22/2054	5.550%	2,300,000	2,260,892
03/15/2062	3.900%	257,000	186,536
Eli Lilly & Co.
08/14/2029	4.200%	2,459,000	2,483,092
03/15/2031	4.250%	2,364,000	2,382,511
02/12/2032	4.900%	594,000	614,699
02/09/2034	4.700%	772,000	782,272
08/14/2034	4.600%	1,398,000	1,403,040
02/12/2035	5.100%	443,000	458,247
08/14/2054	5.050%	189,000	177,218
02/12/2055	5.500%	978,000	980,388
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2055	5.550%	493,000	497,160
02/12/2065	5.600%	1,079,000	1,082,370
Gilead Sciences, Inc.
10/15/2033	5.250%	566,000	594,768
09/01/2036	4.000%	791,000	736,527
03/01/2047	4.150%	202,000	167,640
Merck & Co., Inc.
12/04/2032	4.450%	1,394,000	1,396,610
12/04/2035	4.750%	1,045,000	1,042,821
06/24/2040	2.350%	656,000	473,705
03/07/2049	4.000%	191,000	153,033
12/04/2055	5.550%	662,000	654,316
Novartis Capital Corp.
11/05/2030	4.100%	1,806,000	1,804,782
11/05/2035	4.600%	2,986,000	2,960,506
Organon Finance 1 LLC(a)
04/30/2028	4.125%	450,000	438,388
04/30/2031	5.125%	275,000	227,892
Pfizer Investment Enterprises Pte., Ltd.
05/19/2053	5.300%	468,000	443,481
Pfizer, Inc.
11/15/2027	3.875%	1,576,000	1,581,332
11/15/2030	4.200%	2,245,000	2,254,841
11/15/2032	4.500%	1,822,000	1,825,921
11/15/2035	4.875%	946,000	949,593
Roche Holdings, Inc.(a)
12/02/2030	4.075%	1,501,000	1,496,968
12/02/2032	4.374%	2,260,000	2,251,864
Takeda Pharmaceutical Co., Ltd.
07/05/2044	5.650%	200,000	201,407
07/09/2050	3.175%	439,000	293,166
Zoetis, Inc.
05/15/2030	2.000%	178,000	162,826
11/16/2032	5.600%	178,000	189,098
08/17/2035	5.000%	340,000	343,821
Total			57,997,732
Railroads 0.1%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	456,000	301,098
04/15/2054	5.200%	525,000	494,480
03/15/2055	5.500%	1,265,000	1,244,617
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	583,376
Norfolk Southern Corp.
05/01/2035	5.100%	1,352,000	1,380,605
Union Pacific Corp.
12/01/2054	5.600%	609,000	607,443
Total			4,611,619
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.0%
FS Luxembourg Sarl(a)
02/12/2031	8.875%	385,000	401,058
Restaurants 0.1%
McDonald’s Corp.
03/01/2038	6.300%	1,183,000	1,308,124
09/09/2052	5.150%	558,000	518,345
Total			1,826,469
Retail REIT 0.5%
Agree LP
06/15/2028	2.000%	1,206,000	1,149,585
10/01/2032	4.800%	725,000	730,403
06/15/2033	2.600%	329,000	284,090
06/15/2035	5.600%	1,181,000	1,236,783
Brixmor Operating Partnership LP
04/01/2028	2.250%	173,000	166,018
08/16/2031	2.500%	1,274,000	1,144,742
02/15/2033	4.850%	558,000	559,468
Kimco Realty OP LLC
03/01/2035	4.850%	1,060,000	1,055,359
02/01/2036	5.300%	1,218,000	1,246,867
NNN REIT, Inc.
04/15/2051	3.500%	288,000	203,102
Realty Income Corp.
03/15/2028	2.100%	747,000	717,439
02/01/2029	3.950%	1,195,000	1,191,190
01/15/2030	3.400%	798,000	775,684
02/15/2032	2.700%	316,000	285,339
12/15/2032	2.850%	964,000	864,980
02/01/2033	4.500%	1,018,000	1,007,765
Regency Centers LP
09/15/2029	2.950%	1,824,000	1,748,253
07/15/2032	5.000%	1,152,000	1,179,929
01/15/2034	5.250%	1,563,000	1,606,787
STORE Capital Corp.
11/18/2030	2.750%	937,000	852,223
12/01/2031	2.700%	463,000	408,791
Total			18,414,797
Retailers 0.6%
Amazon.com, Inc.
11/20/2028	3.900%	1,575,000	1,579,739
11/20/2030	4.100%	1,575,000	1,576,654
03/20/2033	4.350%	1,969,000	1,963,080
11/20/2035	4.650%	2,704,000	2,692,706
11/20/2055	5.450%	1,142,000	1,116,030
11/20/2065	5.550%	1,142,000	1,107,945
Asbury Automotive Group, Inc.
03/01/2028	4.500%	300,000	298,946
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	1,488,000	1,087,618
Gap Inc. (The)(a)
10/01/2029	3.625%	520,000	492,496
Home Depot, Inc. (The)
06/25/2034	4.950%	857,000	876,263
04/15/2052	3.625%	1,185,000	865,888
L Brands, Inc.
06/15/2029	7.500%	590,000	602,945
Lithia Motors, Inc.(a)
12/15/2027	4.625%	405,000	404,378
Lowe’s Companies, Inc.
04/01/2051	3.500%	937,000	650,574
04/01/2052	4.250%	1,727,000	1,361,164
Lowe’s Cos, Inc.
03/15/2031	4.250%	1,822,000	1,814,771
10/15/2035	4.850%	1,696,000	1,681,914
MercadoLibre, Inc.
01/15/2033	4.900%	1,607,000	1,591,657
Penske Automotive Group, Inc.
06/15/2029	3.750%	400,000	387,732
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	372,822
Total			22,525,322
Sovereign 0.0%
Mexico Government International Bond
07/02/2032	5.850%	569,000	584,708
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	922,922
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	284,667
07/15/2047	5.536%	825,000	830,520
06/01/2049	5.529%	335,000	335,586
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	160,598
12/01/2047	5.212%	270,000	261,629
06/01/2052	5.099%	510,000	475,550
SCE Recovery Funding LLC
06/15/2040	4.697%	109,922	109,899
Sigeco Securitization I LLC
11/15/2036	5.026%	104,175	106,647
05/15/2041	5.172%	112,000	111,569
Total			3,599,587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	750,000	750,012
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/31/2034	5.750%	85,000	85,319
Total			835,331
Technology 2.3%
Alphabet, Inc.
11/15/2032	4.375%	1,006,000	1,009,143
11/15/2035	4.700%	2,346,000	2,347,493
05/15/2055	5.250%	1,114,000	1,067,637
11/15/2055	5.450%	871,000	855,153
05/15/2065	5.300%	1,114,000	1,048,173
Amkor Technology, Inc.(a)
10/01/2033	5.875%	145,000	148,346
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	410,174
Apple, Inc.
05/12/2028	4.000%	1,183,000	1,191,760
05/12/2030	4.200%	2,033,000	2,055,340
02/08/2041	2.375%	563,000	405,729
05/11/2050	2.650%	1,086,000	679,878
08/08/2052	3.950%	1,480,000	1,174,615
08/05/2061	2.850%	1,643,000	971,141
Block, Inc.
05/15/2032	6.500%	710,000	738,256
Broadcom, Inc.
02/15/2028	4.150%	1,925,000	1,932,369
07/12/2029	5.050%	2,821,000	2,904,596
07/15/2030	4.600%	2,550,000	2,591,027
11/15/2031	5.150%	2,632,000	2,728,375
02/15/2032	4.550%	1,961,000	1,966,427
07/15/2032	4.900%	2,212,000	2,257,633
10/15/2034	4.800%	2,746,000	2,748,710
07/15/2035	5.200%	839,000	859,790
02/15/2036	4.800%	849,000	837,287
Broadcom, Inc.(a)
11/15/2035	3.137%	1,996,000	1,720,459
05/15/2037	4.926%	1,105,000	1,090,547
Cadence Design Systems, Inc.
09/10/2027	4.200%	674,000	678,147
09/10/2029	4.300%	3,271,000	3,286,676
Cipher Compute LLC(a)
11/15/2030	7.125%	155,000	158,104
Cisco Systems, Inc.
02/24/2055	5.500%	1,373,000	1,358,144
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	285,000	276,750
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(a)
12/15/2029	5.000%	440,000	438,721
CommScope Technologies LLC(a)
03/15/2027	5.000%	325,000	324,139
CoreWeave, Inc.(a)
06/01/2030	9.250%	100,000	93,011
Elastic NV(a)
07/15/2029	4.125%	300,000	290,173
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	280,429
Entegris, Inc.(a)
04/15/2028	4.375%	400,000	397,139
Equinix Europe 2 Financing Corp. LLC
11/15/2030	4.600%	1,682,000	1,687,412
Fair Isaac Corp.(a)
05/15/2033	6.000%	100,000	102,532
Flex Ltd.
01/15/2032	5.250%	552,000	562,858
11/13/2035	5.375%	1,182,000	1,180,071
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	781,000	806,451
01/25/2033	5.900%	519,000	543,578
01/25/2035	6.250%	635,000	673,866
01/25/2039	6.300%	516,000	544,609
Global Payments, Inc.
11/15/2030	4.875%	1,360,000	1,361,267
11/15/2035	5.550%	335,000	333,184
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	558,019
Imola Merger Corp.(a)
05/15/2029	4.750%	540,000	533,456
Intel Corp.
08/12/2041	2.800%	664,000	463,418
02/10/2043	5.625%	443,000	425,824
11/15/2049	3.250%	389,000	249,094
02/10/2063	5.900%	582,000	545,654
Iron Mountain, Inc.(a)
09/15/2027	4.875%	750,000	749,008
Kioxia Holdings Corp.(a)
07/24/2030	6.250%	400,000	411,833
Leidos, Inc.
03/15/2032	5.400%	841,000	874,706
Marvell Technology, Inc.
07/15/2030	4.750%	140,000	141,880
07/15/2035	5.450%	469,000	483,108
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	548,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	417,000	413,932
ON Semiconductor Corp.(a)
09/01/2028	3.875%	150,000	146,524
Oracle Corp.
09/26/2032	4.800%	1,249,000	1,206,195
09/26/2035	5.200%	827,000	793,878
04/01/2040	3.600%	537,000	398,195
09/26/2045	5.875%	1,590,000	1,439,261
07/15/2046	4.000%	1,342,000	931,853
02/06/2053	5.550%	835,000	694,716
09/27/2054	5.375%	1,009,000	817,294
05/15/2055	4.375%	432,000	298,730
08/03/2055	6.000%	4,276,000	3,778,854
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	471,812
Roper Technologies, Inc.
09/15/2030	4.450%	215,000	215,904
10/15/2034	4.900%	658,000	656,459
S&P Global, Inc.
03/01/2032	2.900%	938,000	865,176
Salesforce.com, Inc.
07/15/2041	2.700%	347,000	251,655
Science Applications International Corp.(a)
11/01/2033	5.875%	100,000	101,387
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2029	3.125%	480,000	422,168
01/15/2031	4.125%	200,000	190,427
Sensata Technologies BV(a)
04/15/2029	4.000%	263,000	256,685
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	225,000	211,373
07/15/2032	6.625%	200,000	209,361
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	565,000	583,547
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	475,000	475,414
Synaptics, Inc.(a)
06/15/2029	4.000%	340,000	329,213
Synopsys, Inc.
04/01/2028	4.650%	1,180,000	1,196,271
04/01/2030	4.850%	1,687,000	1,722,209
04/01/2032	5.000%	1,350,000	1,378,462
04/01/2035	5.150%	1,189,000	1,208,100
04/01/2055	5.700%	1,508,000	1,497,162
Texas Instruments, Inc.
03/14/2053	5.000%	924,000	847,461
02/08/2054	5.150%	346,000	326,081
05/18/2063	5.050%	412,000	368,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TSMC Arizona Corp.
10/25/2031	2.500%	470,000	428,042
Verisk Analytics, Inc.
08/15/2030	4.500%	1,352,000	1,365,520
02/15/2036	5.125%	1,510,000	1,525,100
Workday, Inc.
04/01/2029	3.700%	594,000	585,640
WULF Compute LLC(a)
10/15/2030	7.750%	355,000	365,682
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	171,369
Total			86,247,311
Tobacco 0.6%
Altria Group, Inc.
09/16/2046	3.875%	639,000	480,622
BAT Capital Corp.
08/15/2037	4.390%	2,525,000	2,323,205
08/15/2047	4.540%	1,639,000	1,361,100
08/02/2053	7.081%	428,000	485,768
08/15/2055	6.250%	1,161,000	1,198,770
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	1,816,000	1,898,299
07/01/2035	5.625%	1,593,000	1,636,230
Japan Tobacco, Inc.(a)
06/15/2030	5.250%	545,000	565,065
06/15/2035	5.850%	320,000	340,990
Philip Morris International, Inc.
04/28/2028	4.125%	3,426,000	3,441,518
04/30/2030	4.375%	2,900,000	2,918,265
02/15/2033	5.375%	1,332,000	1,394,082
09/07/2033	5.625%	1,125,000	1,193,091
02/13/2034	5.250%	456,000	471,564
04/30/2035	4.875%	3,074,000	3,084,414
Total			22,792,983
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	390,000	389,701
Hertz Corp. (The)(a)
12/01/2026	4.625%	200,000	191,154
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	388,000	398,746
XPO, Inc.(a)
06/01/2031	7.125%	620,000	646,622
Yinson Bergenia Production BV(a)
01/31/2045	8.498%	343,000	359,899
Total			1,986,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 0.4%
Indonesia Government International Bond
04/16/2031	4.300%	2,237,000	2,230,345
04/16/2036	4.900%	2,216,000	2,212,971
Jordan Government International Bond(a)
11/12/2032	5.750%	683,000	670,898
Kuwait International Government Bond(a)
10/09/2030	4.136%	5,705,000	5,691,407
10/09/2035	4.652%	2,096,000	2,086,408
Republic of Kenya Government International Bond(a)
10/09/2033	7.875%	240,000	239,947
Total			13,131,976
Wireless 0.1%
Digicel International Finance Ltd./DIFL US LLC(a)
08/01/2032	8.625%	425,000	441,176
SBA Communications Corp.
02/01/2029	3.125%	300,000	286,713
Sprint Capital Corp.
11/15/2028	6.875%	229,000	245,787
T-Mobile US, Inc.
04/15/2029	3.375%	1,361,000	1,327,040
T-Mobile USA, Inc.
12/15/2033	6.700%	206,000	230,802
Total			2,531,518
Wirelines 0.7%
AT&T, Inc.
06/01/2027	2.300%	558,000	545,468
11/01/2035	4.900%	3,380,000	3,338,578
06/01/2041	3.500%	741,000	582,157
11/01/2045	5.550%	1,088,000	1,048,003
09/15/2053	3.500%	2,523,000	1,690,591
11/01/2054	5.700%	2,088,000	2,003,403
09/15/2055	3.550%	2,378,000	1,584,600
08/15/2056	6.050%	510,000	512,895
12/01/2057	3.800%	1,012,000	696,577
09/15/2059	3.650%	726,000	479,743
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	295,000	295,412
Level 3 Financing, Inc.(a)
03/31/2034	7.000%	200,000	206,045
Lumen Technologies, Inc.(a)
04/15/2030	4.125%	1,045,883	1,041,734
NTT Finance Corp.(a)
07/02/2031	5.136%	250,000	256,907
Optics Bidco SpA(a)
09/30/2034	6.000%	315,000	300,886
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
01/15/2033	4.750%	1,351,000	1,349,983
04/02/2035	5.250%	3,599,000	3,660,901
01/15/2036	5.000%	1,351,000	1,339,830
11/30/2045	5.750%	912,000	906,447
11/30/2055	5.875%	1,802,000	1,781,501
10/30/2056	2.987%	1,163,000	692,064
11/30/2065	6.000%	1,801,000	1,779,527
Total			26,093,252
Total Corporate Bonds & Notes (Cost $1,057,290,384)			1,053,543,400

Foreign Government Obligations(m) 1.2%

Argentina 0.1%
Argentine Republic Government International Bond(e)
07/09/2035	2.750%	1,490,000	1,108,508
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,720,000	2,766,202
Bahamas 0.0%
Bahamas Government International Bond(a)
06/24/2036	8.250%	301,000	335,567
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	321,338
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	400,000	396,735
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	160,000	156,643
02/15/2030	9.000%	500,000	533,945
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	273,588
Total			964,176
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%	294,000	306,502
11/14/2053	8.750%	500,000	550,034
Ecopetrol SA
01/19/2036	8.375%	150,000	154,158
Total			1,010,694
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	460,920
01/30/2060	5.875%	450,000	400,888
Total			861,808
Ecuador 0.0%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%	330,000	325,049
07/31/2035	6.900%	434,906	381,909
07/31/2040	5.000%	328,933	257,007
Total			963,965
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	200,000	212,729
02/04/2030	8.625%	200,000	222,047
02/04/2033	9.450%	200,000	228,942
09/30/2033	7.300%	400,000	411,038
01/31/2047	8.500%	500,000	491,032
Total			1,565,788
El Salvador 0.0%
El Salvador Government International Bond(a)
11/21/2054	9.650%	500,000	571,873
Guatemala 0.0%
Guatemala Government Bond(a)
08/15/2036	6.250%	500,000	522,418
Honduras 0.0%
Honduras Government International Bond(a)
11/27/2034	8.625%	300,000	339,032
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	173,000	171,808
Israel 0.1%
Israel Government International Bond
07/03/2050	3.875%	1,088,000	792,053
03/12/2054	5.750%	1,335,000	1,280,777
Total			2,072,830
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	199,724
04/01/2036	8.075%	552,000	594,838
01/30/2037	8.250%	202,000	219,623
Total			1,014,185
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jordan 0.0%
Jordan Government International Bond(a)
10/10/2047	7.375%	200,000	200,524
Kenya 0.0%
Republic of Kenya Government International Bond(a)
03/05/2036	9.500%	200,000	212,376
10/09/2038	8.800%	340,000	343,775
Total			556,151
Kuwait 0.1%
Kuwait International Government Bond(a)
10/09/2028	4.016%	3,705,000	3,704,326
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(e)
08/11/2031	2.720%	520,000	509,861
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	396,203	415,831
Mexico Government International Bond
03/22/2033	5.375%	3,870,000	3,833,973
02/12/2034	3.500%	1,399,000	1,208,752
03/08/2044	4.750%	1,070,000	881,241
01/23/2046	4.600%	1,151,000	905,353
02/10/2048	4.600%	974,000	753,831
02/12/2052	4.400%	1,044,000	761,953
Petroleos Mexicanos
01/28/2031	5.950%	720,000	696,687
02/16/2032	6.700%	520,000	518,479
02/07/2033	10.000%	300,000	347,297
01/23/2050	7.690%	1,390,000	1,245,219
Total			12,078,477
Morocco 0.0%
OCP SA(a)
03/01/2036	6.700%	200,000	213,913
05/02/2054	7.500%	300,000	331,304
Total			545,217
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%	400,000	403,999
09/28/2028	6.125%	200,000	200,817
01/13/2046	9.130%	260,000	279,132
Total			883,948
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norway 0.1%
Equinor ASA
09/03/2030	4.500%	673,000	682,922
06/03/2035	5.125%	677,000	695,823
11/14/2035	4.750%	1,548,000	1,540,663
Total			2,919,408
Pakistan 0.0%
Pakistan Government International Bond(a)
12/05/2027	6.875%	200,000	201,006
04/08/2031	7.375%	300,000	298,506
04/08/2051	8.875%	500,000	491,186
Total			990,698
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(j)
06/05/2034	0.000%	275,638	224,081
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,300,000	1,251,342
03/30/2050	5.400%	2,386,000	2,231,437
Total			3,706,860
South Africa 0.1%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	587,000	628,588
11/19/2054	7.950%	509,000	547,248
12/11/2055	7.250%	285,000	282,260
Total			1,458,096
Suriname 0.0%
Suriname Government International Bond(a)
11/06/2030	7.700%	400,000	413,264
11/06/2035	8.500%	400,000	432,235
Total			845,499
Trinidad and Tobago 0.0%
Trinidad Generation Unlimited(a)
06/16/2033	7.750%	213,000	221,067
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	499,443
TC Ziraat Bankasi AS(a)
02/04/2030	7.250%	238,000	247,073
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkiye Government International Bond
02/12/2032	7.125%	200,000	211,757
05/15/2034	7.625%	200,000	216,902
Total			1,175,175
Total Foreign Government Obligations (Cost $42,779,029)			44,272,373

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	412,176
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	376,571
Total			788,747
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	142,779
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,550,161
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,033,000	1,135,736
Total Municipal Bonds (Cost $4,606,406)			3,617,423

Residential Mortgage-Backed Securities - Agency 32.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Pool
10/01/2044- 04/01/2048	3.000%	4,040,175	3,734,941
03/01/2052	2.500%	784,331	674,928
10/01/2055- 11/01/2055	6.000%	6,522,263	6,856,674
11/01/2055	6.500%	1,478,614	1,569,952
Fannie Mae Pool(b)
30-day Average SOFR + 2.318% Floor 2.318%, Cap 10.224% 02/01/2055	5.224%	2,782,031	2,824,162
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,055,772	1,029,487
CMO Series 2013-11 Class AP
01/25/2043	1.500%	37,199	34,398
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,040,258	959,302
CMO Series 2015-8 Class AP
03/25/2045	2.000%	1,787,102	1,618,151
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,150,254	1,082,985
CMO Series 2016-64 Class PE
09/25/2046	2.500%	847,000	656,065
CMO Series 2017-35 Class MC
12/25/2044	2.625%	595,760	581,397
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,794,507	1,729,289
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,154,445	1,048,655
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,350,543	1,305,206
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,070,198	965,115
CMO Series 2018-85 Class EA
12/25/2048	3.500%	809,774	791,496
CMO Series 2020-34 Class AG
06/25/2035	2.000%	2,155,678	2,064,686
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,282,251	1,208,883
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,175,719	2,607,856
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,464,165	1,323,187
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,695,641	1,599,232
CMO Series 2025-18 Class MA
09/25/2054	0.500%	6,871,582	5,924,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-98 Class PK
08/25/2054	4.500%	13,315,627	13,258,952
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	4.429%	361,414	358,821
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	4.389%	527,108	519,991
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.389%	2,921,215	2,898,244
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.389%	291,270	288,847
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.239%	314,032	309,853
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.239%	688,815	682,715
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.389%	346,432	343,560
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.239%	395,901	390,794
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	4.489%	591,721	582,245
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	4.489%	1,490,906	1,462,884
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.389%	1,154,158	1,135,996
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	4.539%	2,884,526	2,879,379
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	4.936%	544,452	533,647
CMO Series 2025-95 Class FC
30-day Average SOFR + 0.700% Floor 0.700%, Cap 8.000% 09/25/2052	4.574%	3,667,806	3,663,094
Federal Home Loan Mortgage Corp.
10/01/2026- 11/01/2054	6.500%	6,426,065	6,812,740
03/01/2033- 01/01/2050	3.000%	39,387,660	36,025,767
07/01/2033- 04/01/2052	2.500%	66,305,095	57,750,152
06/01/2035- 07/01/2055	5.500%	21,783,690	22,110,713
09/01/2037- 06/01/2055	6.000%	36,080,001	37,462,277
06/01/2040- 12/01/2051	2.000%	13,132,224	11,443,195
06/01/2048- 07/01/2052	4.500%	5,788,943	5,691,344
09/01/2048- 08/01/2052	4.000%	15,005,655	14,435,335
12/01/2048	5.000%	602,900	608,135
03/01/2052	3.500%	3,998,606	3,724,016
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	920,240	849,625
CMO Series 2127 Class PG
02/15/2029	6.250%	6,347	6,401
CMO Series 2165 Class PE
06/15/2029	6.000%	10,136	10,329
CMO Series 2326 Class ZQ
06/15/2031	6.500%	54,903	56,367
CMO Series 2399 Class TH
01/15/2032	6.500%	52,184	54,721
CMO Series 2517 Class Z
10/15/2032	5.500%	24,340	25,012
CMO Series 2557 Class HL
01/15/2033	5.300%	90,113	91,326
CMO Series 262 Class 35
07/15/2042	3.500%	1,498,120	1,416,116
CMO Series 2752 Class EZ
02/15/2034	5.500%	276,401	285,797
CMO Series 2764 Class ZG
03/15/2034	5.500%	235,607	243,633
CMO Series 2953 Class PG
03/15/2035	5.500%	993,943	1,035,046
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 299 Class 300
01/15/2043	3.000%	168,971	154,799
CMO Series 2990 Class UZ
06/15/2035	5.750%	351,441	369,752
CMO Series 3101 Class UZ
01/15/2036	6.000%	95,768	101,902
CMO Series 3123 Class AZ
03/15/2036	6.000%	122,710	130,755
CMO Series 3143 Class BC
02/15/2036	5.500%	136,746	140,213
CMO Series 3164 Class MG
06/15/2036	6.000%	40,710	43,399
CMO Series 3195 Class PD
07/15/2036	6.500%	58,400	60,782
CMO Series 3200 Class AY
08/15/2036	5.500%	91,454	95,085
CMO Series 3213 Class JE
09/15/2036	6.000%	128,329	135,529
CMO Series 3229 Class HE
10/15/2026	5.000%	38	38
CMO Series 3423 Class PB
03/15/2038	5.500%	321,221	334,750
CMO Series 3453 Class B
05/15/2038	5.500%	8,992	9,241
CMO Series 3461 Class Z
06/15/2038	6.000%	531,290	557,509
CMO Series 3501 Class CB
01/15/2039	5.500%	117,700	122,205
CMO Series 3704 Class CT
12/15/2036	7.000%	172,208	184,624
CMO Series 3704 Class DT
11/15/2036	7.500%	174,057	187,711
CMO Series 3704 Class ET
12/15/2036	7.500%	129,640	143,029
CMO Series 3819 Class ZQ
04/15/2036	6.000%	195,990	206,741
CMO Series 3890 Class ME
07/15/2041	5.000%	931,369	958,042
CMO Series 4015 Class MY
03/15/2042	3.500%	1,422,369	1,356,280
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	914,819
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,072,771
CMO Series 4240 Class B
08/15/2033	3.000%	1,414,292	1,373,788
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4880 Class DA
05/15/2050	3.000%	903,475	842,854
CMO Series 5091 Class AB
03/25/2051	1.500%	1,753,800	1,436,002
CMO Series R006 Class ZA
04/15/2036	6.000%	149,059	156,849
CMO Series R007 Class ZA
05/15/2036	6.000%	282,971	295,855
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	194,636	179,587
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.342% 07/01/2036	6.297%	22,744	23,492
12-month Term SOFR + 1.851% Cap 9.104% 07/01/2040	6.481%	47,448	49,430
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.218% 11/01/2048	6.322%	690,645	722,250
12-month Term SOFR + 1.621% Floor 1.621%, Cap 8.090% 02/01/2050	3.089%	1,234,437	1,255,444
30-day Average SOFR + 2.352% Floor 2.352%, Cap 9.628% 03/01/2053	4.628%	1,954,905	1,953,681
30-day Average SOFR + 2.307% Floor 2.307%, Cap 9.201% 05/01/2053	4.201%	3,836,096	3,863,145
30-day Average SOFR + 2.258% Floor 2.258%, Cap 9.986% 02/01/2054	4.986%	765,864	775,974
30-day Average SOFR + 2.335% Floor 2.335%, Cap 9.735% 10/01/2054	4.734%	1,650,416	1,663,163
30-day Average SOFR + 2.146% Floor 2.146%, Cap 9.782% 01/01/2055	4.782%	2,021,639	2,041,635
30-day Average SOFR + 2.090% Floor 2.090%, Cap 10.435% 05/01/2055	5.435%	705,958	717,072
30-day Average SOFR + 2.139% Floor 2.139%, Cap 10.014% 06/01/2055	5.013%	1,268,493	1,284,964
30-day Average SOFR + 2.200% Floor 2.200%, Cap 10.191% 06/01/2055	5.190%	1,715,054	1,738,460
30-day Average SOFR + 2.060% Floor 2.060%, Cap 9.978% 07/01/2055	4.977%	636,376	644,174
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.144% 07/01/2055	5.144%	991,887	1,003,952
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.251% 07/01/2055	5.250%	2,661,966	2,697,675
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.284% 07/01/2055	5.284%	1,034,494	1,051,786
30-day Average SOFR + 2.187% Floor 2.187%, Cap 10.077% 08/01/2055	5.076%	578,770	586,861
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.078% 08/01/2055	5.078%	3,217,300	3,255,045
30-day Average SOFR + 2.105% Floor 2.105%, Cap 10.323% 08/01/2055	5.323%	1,022,360	1,040,548
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.336% 08/01/2055	5.335%	4,192,559	4,253,673
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.432% 08/01/2055	5.431%	4,629,772	4,686,215
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	6.970%	34,376	37,450
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	107,429	103,341
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.723%	169,236	167,512
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	4.648%	4,052,733	4,039,099
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.172%	231,795	213,794
Federal Home Loan Mortgage Corp.(i)
CMO Series 3100 Class
01/15/2036	0.000%	32,483	27,292
CMO Series 3117 Class OG
02/15/2036	0.000%	13,502	12,007
CMO Series 3181 Class OH
07/15/2036	0.000%	113,939	97,278
CMO Series 3316 Class JO
05/15/2037	0.000%	5,152	4,301
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3607 Class TO
10/15/2039	0.000%	96,423	81,952
CMO STRIPS Series 197 Class
04/01/2028	0.000%	16,057	15,498
CMO STRIPS Series 310 Class
09/15/2043	0.000%	647,984	488,596
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	2.272%	802,794	71,346
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	1.902%	23,369	1,670
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	1.952%	13,591	1,159
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	2.002%	17,349	1,158
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	2.152%	79,154	4,193
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.902%	100,968	8,772
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.902%	160,184	16,850
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	3.602%	122,341	15,580
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.478%	113,004	121,162
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4272 Class W
04/15/2040	5.636%	758,094	792,815
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	61,443	2,661
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	4.315%	168,978	15,738
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	4.598%	657,493	653,235
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	4.598%	512,477	508,752
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	4.548%	588,377	583,188
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	4.588%	539,744	536,123
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	4.548%	673,419	667,765
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	4.548%	639,725	633,392
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	4.498%	628,909	620,722
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	4.498%	3,557,379	3,526,678
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	4.448%	1,093,283	1,084,825
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	4.498%	1,732,668	1,716,266
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	4.498%	1,165,256	1,155,236
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	4.398%	865,746	854,319
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	4.398%	2,192,813	2,166,511
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	4.339%	986,250	975,493
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	1,319,792	1,275,451
CMO Series 4427 Class CE
02/15/2034	3.000%	131,759	130,683
CMO Series 5202 Class KA
06/25/2049	2.500%	3,818,566	3,460,939
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,260,590
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,341,610
Federal National Mortgage Association
08/01/2026- 10/01/2054	6.500%	5,392,008	5,729,875
01/01/2027- 09/01/2062	4.000%	14,280,034	13,764,393
05/01/2033- 06/01/2062	3.500%	14,576,352	13,630,564
11/01/2033- 07/01/2055	5.500%	35,204,509	35,778,926
01/01/2036- 11/01/2052	5.000%	4,295,665	4,329,764
09/01/2036- 08/01/2055	6.000%	40,035,635	41,568,665
11/01/2037- 01/01/2039	7.000%	239,868	255,463
06/01/2040- 03/01/2047	2.000%	46,857,929	40,593,160
12/01/2040- 03/01/2062	2.500%	85,399,236	73,799,123
08/01/2042- 06/01/2063	3.000%	171,986,679	155,239,403
03/01/2043- 12/01/2061	4.500%	12,835,782	12,639,361
CMO Series 1999-7 Class AB
03/25/2029	6.000%	22,656	22,942
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2001-60 Class PX
11/25/2031	6.000%	57,057	58,953
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	153,700	158,246
CMO Series 2002-78 Class Z
12/25/2032	5.500%	74,382	76,698
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,179,457	1,187,836
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	399,062	416,258
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	640,743	661,923
CMO Series 2006-105 Class ME
11/25/2036	5.500%	214,826	223,153
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	216,404	224,190
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	58,996	60,858
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	68,517	71,710
CMO Series 2007-116 Class PB
08/25/2035	5.500%	70,428	73,243
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	113,845	120,391
CMO Series 2007-42 Class B
05/25/2037	6.000%	75,244	79,569
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	115,940	119,576
CMO Series 2008-80 Class GP
09/25/2038	6.250%	13,506	14,279
CMO Series 2009-59 Class HB
08/25/2039	5.000%	157,476	161,311
CMO Series 2009-60 Class HT
08/25/2039	6.000%	157,323	165,993
CMO Series 2009-79 Class UA
03/25/2038	7.000%	8,558	8,834
CMO Series 2009-W1 Class A
12/25/2049	6.000%	178,795	186,072
CMO Series 2010-111 Class AM
10/25/2040	5.500%	466,488	486,682
CMO Series 2010-2 Class LC
02/25/2040	5.000%	743,833	762,043
CMO Series 2011-118 Class MT
11/25/2041	7.000%	185,173	197,547
CMO Series 2011-118 Class NT
11/25/2041	7.000%	214,320	229,336
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-31 Class DB
04/25/2031	3.500%	672,085	662,624
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	100,611	105,020
CMO Series 2011-44 Class EB
05/25/2026	3.000%	1,573	1,569
CMO Series 2011-46 Class B
05/25/2026	3.000%	19,118	19,057
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	573,391	596,315
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,521,354	1,476,525
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,438,125	1,403,619
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,184,083	1,148,222
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	839,971
CMO Series 2013-81 Class TA
02/25/2043	3.000%	392,874	388,160
CMO Series 2013-90 Class DL
09/25/2033	3.500%	989,242	969,940
CMO Series 2015-84 Class PA
08/25/2033	1.700%	273,025	258,820
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,315,953	1,239,669
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,349,231	2,883,504
CMO Series 2017-13 Class PA
08/25/2046	3.000%	4,596,787	4,336,213
CMO Series 2018-14 Class KC
03/25/2048	3.000%	72,691	69,896
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,215,534	1,144,632
CMO Series 2019-8 Class GA
03/25/2049	3.000%	2,714,779	2,435,221
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,577,554	1,330,692
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,765,345	4,393,144
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	6.961%	66,841	69,380
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.753% 06/01/2050	2.753%	917,276	891,152
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.359% 07/01/2052	4.359%	2,372,260	2,376,493
30-day Average SOFR + 2.127% Floor 2.127%, Cap 9.584% 08/01/2052	4.584%	2,526,855	2,543,409
30-day Average SOFR + 2.129% Floor 2.129%, Cap 9.633% 08/01/2052	4.633%	1,646,892	1,659,228
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.102% 09/01/2052	4.102%	1,818,912	1,870,975
30-day Average SOFR + 2.134% Floor 2.134%, Cap 9.131% 10/01/2052	4.131%	4,406,595	4,481,923
30-day Average SOFR + 2.124% Floor 2.124%, Cap 9.130% 11/01/2052	4.130%	1,492,070	1,508,939
30-day Average SOFR + 2.330% Floor 2.330%, Cap 9.536% 04/01/2053	4.536%	4,938,366	4,936,383
30-day Average SOFR + 2.298% Floor 2.298%, Cap 9.669% 04/01/2053	4.669%	7,650,197	7,751,376
30-day Average SOFR + 2.094% Floor 2.094%, Cap 10.590% 12/01/2053	5.590%	1,118,718	1,132,489
30-day Average SOFR + 2.164% Floor 2.164%, Cap 9.941% 04/01/2055	4.941%	1,512,822	1,532,457
30-day Average SOFR + 2.310% Floor 2.310%, Cap 9.964% 05/01/2055	4.964%	1,408,190	1,425,202
30-day Average SOFR + 2.082% Floor 2.082%, Cap 10.050% 07/01/2055	5.050%	1,825,835	1,855,384
30-day Average SOFR + 2.050% Floor 2.050%, Cap 9.995% 08/01/2055	4.995%	608,164	617,403
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.595% 08/01/2055	5.595%	1,769,995	1,799,084
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	4.389%	71,070	70,899
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	8.245%	9,611	10,740
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	4.209%	108,521	107,586
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.239%	101,453	100,998
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	2.613%	23,906	21,921
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	4.371%	116,202	116,390
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	4.683%	81,203	80,996
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	4.539%	50,173	50,055
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	4.439%	644,093	634,948
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.646%	139,347	142,079
Federal National Mortgage Association(b),(d)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	2.661%	75,411	7,236
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	2.611%	294,393	31,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	2.531%	69,644	5,706
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.711%	317,463	30,176
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	2.661%	5,026	24
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	2.361%	74,839	5,090
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	2.631%	51,165	5,008
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	2.411%	324,892	35,922
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	2.541%	110,944	9,612
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	2.261%	93,453	9,898
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	2.661%	22,559	2,254
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	2.011%	105,960	7,343
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.761%	141,964	13,998
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.451%	267,213	10,847
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	2.541%	615,502	68,933
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	2.431%	52,288	5,009
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	2.411%	43,843	3,770
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	1.011%	221,887	11,837
Federal National Mortgage Association(i)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	50,985	43,965
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	86,581	72,794
CMO Series 2009-86 Class BO
03/25/2037	0.000%	13,463	12,131
CMO Series 2013-101 Class DO
10/25/2043	0.000%	716,615	534,131
CMO Series 2013-128 Class
12/25/2043	0.000%	423,637	323,233
CMO Series 2013-92 Class
09/25/2043	0.000%	465,475	349,296
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	42,362	7,087
Federal National Mortgage Association(c)
CMO Series 2010-61 Class WA
06/25/2040	6.056%	28,345	28,839
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-2 Class WA
02/25/2051	5.800%	31,906	33,280
CMO Series 2011-43 Class WA
05/25/2051	5.717%	50,838	53,113
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	1.840%	129,078	9,665
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	4.399%	598,954	593,775
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.439%	435,351	431,407
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.439%	1,006,646	997,855
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	4.439%	463,906	459,353
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	4.489%	525,547	521,783
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	4.329%	408,601	403,975
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	4.489%	460,956	457,514
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	4.489%	618,836	614,139
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.339%	600,836	594,309
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.339%	794,146	785,514
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.389%	1,577,013	1,561,851
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.389%	1,380,221	1,366,677
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.389%	1,010,056	1,001,289
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.389%	957,541	949,712
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	4.389%	605,148	599,001
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.389%	971,439	963,340
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.389%	1,687,103	1,673,583
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.389%	1,567,997	1,553,374
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.389%	934,330	925,402
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.389%	2,451,203	2,427,460
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	4.439%	1,313,988	1,303,987
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	4.389%	677,131	672,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.389%	937,542	929,583
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	4.389%	1,066,242	1,056,617
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	4.339%	1,933,372	1,915,482
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.389%	933,242	925,293
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.389%	836,388	829,283
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.289%	1,225,402	1,208,716
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.239%	1,583,979	1,565,730
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	576,886	503,776
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	663,204
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,006,463	2,669,628
CMO Series 2019-13 Class PE
03/25/2049	3.000%	671,509	618,442
CMO Series 2019-81 Class LH
12/25/2049	3.000%	825,310	753,378
CMO Series 2022-62 Class KA
09/25/2052	3.250%	852,166	805,809
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	782,002
Freddie Mac Gold Pool
06/01/2044- 12/01/2046	3.000%	11,170,477	10,301,514
Freddie Mac Non Gold Pool(b)
30-day Average SOFR + 2.095% Floor 2.095%, Cap 10.086% 11/01/2055	5.086%	2,881,171	2,905,708
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Pool
10/01/2055	6.500%	1,765,970	1,876,126
Freddie Mac REMICS
CMO Series 205217 Class CD
07/25/2049	2.500%	1,275,928	1,186,896
CMO Series 4091 Class BX
10/15/2041	3.250%	1,084,477	1,031,700
CMO Series 4091 Class EX
07/15/2042	3.375%	698,119	661,970
CMO Series 4091 Class MX
02/15/2042	3.250%	802,627	757,508
CMO Series 4117 Class HB
10/15/2042	2.500%	722,453	654,824
CMO Series 4446 Class CP
03/15/2045	2.250%	918,862	832,034
CMO Series 4582 Class HA
09/15/2045	3.000%	3,290,735	3,127,262
CMO Series 4719 Class LA
09/15/2047	3.500%	993,805	936,394
CMO Series 4719 Class LM
09/15/2047	3.000%	761,702	695,205
CMO Series 4753 Class BD
01/15/2048	3.000%	824,103	745,647
CMO Series 4857 Class JA
01/15/2049	3.350%	2,813,011	2,723,659
CMO Series 4927 Class BG
11/25/2049	3.000%	1,319,547	1,224,740
CMO Series 4937 Class MD
10/25/2049	2.500%	1,299,783	1,161,874
CMO Series 4940 Class AG
05/15/2040	3.000%	991,716	949,318
CMO Series 4941 Class GA
12/15/2047	2.000%	757,300	641,725
CMO Series 4954 Class LB
02/25/2050	2.500%	613,334	544,118
CMO Series 5020 Class ET
10/25/2050	3.500%	1,166,364	1,080,378
CMO Series 5058 Class BC
11/25/2050	5.000%	973,032	965,549
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,392,611	1,183,239
CMO Series 5118 Class CA
10/15/2033	1.500%	1,342,284	1,254,099
CMO Series 5202R Class TA
12/25/2048	2.500%	2,324,773	2,151,899
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5207 Class PA
06/25/2051	3.000%	1,825,651	1,653,467
CMO Series 5220 Class QK
09/25/2050	3.500%	3,137,247	3,044,560
CMO Series 5228 Class TN
07/25/2039	3.500%	211,346	205,015
CMO Series 5529 Class HA
03/15/2043	3.000%	6,271,837	5,986,497
CMO Series 5565G Class QA
08/25/2055	4.500%	8,569,630	8,558,176
Freddie Mac REMICS(b)
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	4.448%	375,357	369,748
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	4.498%	289,803	287,229
CMO Series 4290D Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 07/15/2035	4.498%	619,297	614,486
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	4.448%	526,372	518,921
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	4.398%	663,985	650,053
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.389%	596,289	587,127
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.074%	1,836,827	1,750,878
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	4.798%	3,498,919	3,506,798
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	4.824%	3,099,329	3,109,234
Ginnie Mae II Pool
04/20/2048	3.500%	943,975	887,629
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/20/2037- 03/20/2052	2.500%	18,563,981	16,325,576
09/20/2038	7.000%	27,743	28,874
07/20/2040- 12/15/2040	3.750%	1,032,684	980,612
11/15/2040- 11/20/2040	3.625%	558,433	522,033
12/15/2040	3.490%	720,632	693,758
06/20/2043- 03/20/2052	3.000%	20,927,035	18,892,517
12/20/2048- 04/20/2050	4.500%	6,228,213	6,109,705
12/20/2048	5.000%	545,783	552,378
01/20/2050- 02/20/2052	3.500%	29,433,573	26,821,912
02/20/2050- 08/20/2052	4.000%	22,580,020	21,457,743
01/20/2053- 07/20/2055	6.000%	13,157,771	13,504,475
08/20/2055	5.500%	16,503,451	16,674,993
11/01/2070	2.932%	3,048,729	2,783,269
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	177,650	177,331
CMO Series 2005-26 Class XY
03/20/2035	5.500%	170,177	173,956
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	139,204	141,837
CMO Series 2006-17 Class JN
04/20/2036	6.000%	72,280	72,943
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	290,594	289,859
CMO Series 2006-69 Class MB
12/20/2036	5.500%	340,228	352,232
CMO Series 2008-23 Class PH
03/20/2038	5.000%	283,002	287,785
CMO Series 2010-130 Class CP
10/16/2040	7.000%	136,447	146,152
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,088,548	1,082,577
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,275,367	1,191,765
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	35	32
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,697	2,585
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	29,917	28,647
CMO Series 2014-133 Class BP
09/20/2044	2.250%	965,793	876,920
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-149 Class KP
07/16/2044	2.250%	962,825	893,023
CMO Series 2014-181 Class L
12/20/2044	3.000%	903,972	825,921
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,390,412	1,238,757
CMO Series 2016-136 Class A
07/20/2044	3.000%	820,919	750,389
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,819,062	1,545,392
CMO Series 2016-99 Class TL
04/16/2044	2.000%	402,217	340,978
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,158,990	2,883,324
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	581,957	553,046
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,258,696	1,177,857
CMO Series 2021-105 Class P
06/20/2051	1.750%	3,287,082	2,708,277
CMO Series 2021-107 Class DB
04/20/2051	1.750%	3,080,324	2,542,373
CMO Series 2021-135 Class A
08/20/2051	2.000%	984,874	824,248
CMO Series 2021-215 Class GA
12/20/2051	2.000%	6,494,008	5,703,156
CMO Series 2021-225G Class YC
12/20/2051	2.000%	596,115	513,322
CMO Series 2021-24 Class BC
02/20/2051	1.250%	1,378,233	1,088,598
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,173,467	1,171,467
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,291,125	1,275,517
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,151,833	1,149,492
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,003,517	1,001,372
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,372,621	1,974,390
CMO Series 2021-97 Class QK
06/20/2051	2.000%	5,658,185	4,724,419
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,238,441	1,224,083
CMO Series 2022-205 Class A
09/20/2051	2.000%	1,968,270	1,592,382
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-24 Class AH
02/20/2052	2.500%	392,390	339,288
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,198,315	2,903,289
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,471,050	2,383,991
CMO Series 2022-46 Class LY
03/20/2052	3.000%	470,000	394,702
CMO Series 2022-5 Class BA
10/20/2049	2.000%	4,985,976	4,379,981
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,420,177	4,006,228
CMO Series 2022-66 Class CG
04/20/2052	3.500%	2,736,799	2,628,501
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	847,748
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,621,875	1,402,608
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,138,836	951,812
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	3,930,000	3,449,923
CMO Series 2024-110 Class JC
09/20/2047	3.000%	502,925	481,821
CMO Series 2024-110 Class JL
10/20/2049	3.000%	1,262,000	1,098,433
CMO Series 2024-45 Class BD
03/20/2054	2.000%	995,130	924,795
CMO Series 2025-1 Class GC
10/20/2051	3.500%	15,303,533	14,797,263
CMO Series 2025-7 Class EL
01/20/2055	2.500%	543,000	382,938
Government National Mortgage Association(c)
03/20/2048	4.761%	2,279,744	2,319,658
CMO Series 2010-H17 Class XQ
07/20/2060	5.143%	3,775	3,803
CMO Series 2011-137 Class WA
07/20/2040	5.582%	311,990	324,081
CMO Series 2012-141 Class WC
01/20/2042	3.748%	228,393	218,469
CMO Series 2013-54 Class WA
11/20/2042	4.875%	624,316	638,351
CMO Series 2013-75 Class WA
06/20/2040	5.077%	152,344	156,399
CMO Series 2021-27 Class CW
02/20/2051	5.000%	1,436,222	1,433,935
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	5.340%	6,074,188	6,353,995
1-year CMT + 1.733% 04/20/2072	5.366%	5,580,686	5,837,104
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	9.806%	27,521	29,819
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	4.664%	101,220	101,311
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.814%	331	332
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.764%	295	295
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.664%	3,014	3,015
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	4.694%	2,176	2,178
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	4.629%	67,978	68,005
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.614%	4,432	4,419
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.387%	5,825	5,777
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	4.584%	112,424	112,400
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	4.524%	88,117	88,002
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	4.594%	68,223	68,234
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	4.614%	244,870	244,910
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	4.864%	15,924	16,014
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	4.814%	70,899	71,068
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	4.634%	246,806	246,924
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	4.634%	155,607	155,683
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	4.724%	2,240,428	2,228,610
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	2.252%	252,750	5,358
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.832%	184,725	5,431
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	2.302%	158,686	821
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	2.052%	223,790	5,664
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	3.452%	185,400	1,426
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	2.152%	283,700	6,300
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	2.251%	82,229	4,028
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	2.201%	84,821	7,060
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	2.401%	205,980	16,376
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	2.242%	310,278	28,205
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.852%	337,274	20,507
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.752%	149,388	10,215
Government National Mortgage Association(i)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	32,026	26,120
CMO Series 2010-157 Class OP
12/20/2040	0.000%	177,473	153,719
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	216,126	41,907
Government National Mortgage Association TBA(n)
01/22/2056	5.500%	7,500,000	7,572,723
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,239,268	3,240,874
Uniform Mortgage-Backed Security TBA(n)
01/14/2056	5.000%	7,700,000	7,678,344
01/14/2056	5.500%	67,700,000	68,646,621
Total Residential Mortgage-Backed Securities - Agency (Cost $1,246,541,709)			1,241,183,311

Residential Mortgage-Backed Securities - Non-Agency 1.8%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,116,940	957,430
Asset Based Lending LLC(a),(e)
CMO Series 2025-RTL1 Class A1
06/25/2030	6.040%	2,155,000	2,172,786
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	20,457	20,531
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	6.352%	11,721	11,309
CMO Series 2003-7 Class 6A
10/25/2033	5.742%	42,611	41,367
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	4.746%	166,426	173,757
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	311,250	307,290
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	4.406%	275,727	273,999
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.916%	118,970	117,237
Series 2003-6 Class 1A5
11/25/2034	5.850%	95,365	94,770
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.653%	40,833	40,988
CMO Series 2007-A1 Class 2A1
02/25/2037	5.881%	27,318	26,293
CMO Series 2007-A1 Class 7A1
02/25/2037	6.869%	2,473	2,481
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	17,271	17,072
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	52,663	52,738
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	5.447%	20,891	20,686
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,382,661	1,191,247
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,562,704	1,339,857
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	73,973	74,323
CMO Series 2004-3 Class A26
04/25/2034	5.500%	35,475	35,548
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	74,231	73,612
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	23,544	23,579
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	55,142	56,095
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	84,142	85,811
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	3,101,447
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	220,484	218,512
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,988,447
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,790,400
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,687,597
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	6,028,390
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	5,774,719	5,022,151
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.196%	361,158	310,445
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.142%	279,897	5,346
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	72,980	73,274
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.346%	4,239	4,092
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	5.336%	255,899	243,849
Hundred Acre Wood Trust(a),(h)
CMO Series 2018-1 Class A
01/13/2026	7.250%	2,000,000	1,989,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	4.446%	80,052	77,738
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	31,873	31,665
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	4.546%	20,575	19,509
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.305%	34,548	34,341
CMO Series 2007-A1 Class 5A5
07/25/2035	5.898%	38,346	38,259
LHOME Mortgage Trust(a),(e)
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,171,283
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	6.290%	40,809	40,156
CMO Series 2004-13 Class 3A7
11/21/2034	5.633%	72,212	71,697
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	13,286	11,252
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	49,734	49,457
CMO Series 2004-2 Class A2
08/25/2032	6.500%	78,331	78,346
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	4.626%	10,226	8,940
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	4.689%	60,849	57,998
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.306%	56,350	52,651
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	5.255%	4,901	4,773
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	5.223%	50,668	47,489
CMO Series 2004-A4 Class A2
08/25/2034	5.106%	63,029	60,007
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	542,885	491,243
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.631%	69,512	68,736
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	59,889	53,382
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,538,090
NRM Excess Owner LLC(a)
CMO Series 2025-FHT1 Class A
03/25/2032	6.545%	4,573,790	4,647,508
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	88,879	90,248
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.000%	130,091	129,925
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,325,456
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,347,243	1,266,710
CMO Series 2025-1 Class MTU (FHLMC)
11/25/2064	3.250%	4,079,187	3,509,148
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,189,037	2,143,225
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	4.834%	138,266	130,457
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	4.488%	82,569	80,673
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	4.448%	65,297	60,477
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	4.368%	43,698	43,341
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	151,066	146,850
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,267,789	1,139,037
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.105%	50,720	47,349
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	4.506%	85,015	82,342
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.346%	41,905	41,515
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	145,781	143,465
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.541%	65,464	64,954
CMO Series 2003-40A Class 3A2
01/25/2034	4.830%	49,283	47,809
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	5.285%	45,139	44,333
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	36,846	37,865
Verus Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2066	0.815%	427,432	392,267
CMO Series 2021-2 Class A1
02/25/2066	1.031%	847,103	773,425
CMO Series 2021-3 Class A1
06/25/2066	1.046%	964,431	849,708
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,233,515	1,046,375
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,290,885	1,207,119
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	184,337	181,352
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	375,568	359,511
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	5.757%	104,633	98,685
CMO Series 2003-AR5 Class A7
06/25/2033	5.677%	41,278	41,283
CMO Series 2003-AR6 Class A1
06/25/2033	6.169%	31,685	31,178
CMO Series 2003-AR7 Class A7
08/25/2033	5.591%	62,148	60,812
CMO Series 2004-AR3 Class A2
06/25/2034	5.362%	33,902	32,400
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	6.689%	62,953	62,153
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $71,216,964)			69,039,723

U.S. Treasury Obligations 20.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2027	3.375%	3,131,000	3,125,007
12/31/2027	3.375%	14,755,000	14,726,182
12/15/2028	3.500%	37,908,000	37,866,538
08/31/2029	3.625%	4,130,000	4,130,000
03/31/2030	3.625%	42,884,000	42,806,943
06/30/2030	3.750%	16,315,000	16,357,062
08/31/2030	4.125%	15,553,000	15,827,608
09/30/2030	4.625%	16,175,000	16,811,891
11/30/2030	3.500%	30,680,000	30,380,391
12/31/2030	3.625%	79,478,000	79,111,656
05/31/2031	4.625%	2,710,000	2,821,364
12/31/2032	3.875%	48,632,000	48,442,031
11/15/2034	4.250%	18,613,800	18,826,114
11/15/2035	4.000%	66,582,000	65,676,901
11/15/2040	1.375%	5,352,000	3,478,800
05/15/2041	2.250%	9,815,000	7,227,827
08/15/2041	1.750%	40,499,000	27,368,465
11/15/2041	2.000%	32,276,000	22,557,898
11/15/2041	3.125%	1,443,000	1,194,308
02/15/2042	2.375%	8,506,000	6,269,188
02/15/2043	3.125%	1,799,000	1,456,909
11/15/2043	3.750%	3,558,000	3,121,589
11/15/2043	4.750%	4,972,700	4,979,693
02/15/2044	3.625%	8,623,000	7,411,738
05/15/2044	3.375%	4,501,000	3,719,655
02/15/2045	2.500%	10,645,000	7,546,307
08/15/2045	4.875%	2,190,000	2,214,295
11/15/2045	4.625%	55,257,000	54,065,521
02/15/2047	3.000%	11,431,000	8,616,116
02/15/2048	3.000%	27,047,000	20,154,241
05/15/2048	3.125%	11,557,000	8,792,349
08/15/2048	3.000%	27,384,000	20,311,226
11/15/2048	3.375%	4,434,000	3,513,252
02/15/2049	3.000%	27,315,000	20,157,616
08/15/2049	2.250%	27,289,000	17,149,431
02/15/2050	2.000%	2,074,000	1,218,151
08/15/2050	1.375%	9,295,000	4,580,692
11/15/2050	1.625%	3,927,000	2,065,970
02/15/2051	1.875%	2,997,000	1,677,852
05/15/2051	2.375%	11,127,000	7,025,657
02/15/2052	2.250%	6,249,000	3,799,197
11/15/2054	4.500%	3,758,700	3,552,559
08/15/2055	4.750%	50,492,000	49,750,399
11/15/2055	4.625%	11,937,000	11,524,800
U.S. Treasury(j)
STRIPS
02/15/2032	0.000%	8,418,000	6,602,867
11/15/2033	0.000%	2,083,000	1,503,069
02/15/2034	0.000%	4,400,000	3,135,896
05/15/2034	0.000%	2,400,000	1,690,123
11/15/2034	0.000%	1,850,000	1,269,251
11/15/2040	0.000%	32,426,000	15,857,991
02/15/2041	0.000%	6,430,822	3,098,590
Total U.S. Treasury Obligations (Cost $791,575,983)			766,569,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(o),(p)	173,559,301	173,507,233
Total Money Market Funds (Cost $173,506,060)		173,507,233
Total Investments in Securities (Cost: $3,940,444,619)		3,901,082,590
Other Assets & Liabilities, Net		(95,463,252)
Net Assets		3,805,619,338
At December 31, 2025, securities and/or cash totaling $4,893,100 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	410	03/2026	USD	46,099,375	—	(269,703)
U.S. Treasury 2-Year Note	255	03/2026	USD	53,241,211	—	(23,656)
U.S. Treasury 5-Year Note	1,123	03/2026	USD	122,749,165	—	(378,291)
U.S. Treasury Ultra 10-Year Note	79	03/2026	USD	9,086,234	29,497	—
U.S. Treasury Ultra 10-Year Note	217	03/2026	USD	24,958,391	—	(90,203)
U.S. Treasury Ultra Bond	338	03/2026	USD	39,884,000	—	(709,464)
Total					29,497	(1,471,317)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(112)	03/2026	USD	(12,946,500)	103,936	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $677,515,730, which represents 17.80% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(f)	Represents a security in default.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $7,286,998, which represents 0.19% of total net assets.

(h)	Valuation based on significant unobservable inputs.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Zero coupon bond.
(k)	Perpetual security with no specified maturity date.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents a security purchased on a when-issued basis.
(o)	The rate shown is the seven-day current annualized yield at December 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(p)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	36,745,886	2,350,485,917	(2,213,725,884)	1,314	173,507,233	52,573	5,609,008	173,559,301
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	279,561,773	7,286,998	286,848,771
Commercial Mortgage-Backed Securities - Agency	—	123,019,796	—	123,019,796
Commercial Mortgage-Backed Securities - Non-Agency	—	137,728,087	1,753,297	139,481,384
Corporate Bonds & Notes	—	1,053,543,400	—	1,053,543,400
Foreign Government Obligations	—	44,272,373	—	44,272,373
Municipal Bonds	—	3,617,423	—	3,617,423
Residential Mortgage-Backed Securities - Agency	—	1,241,183,311	—	1,241,183,311
Residential Mortgage-Backed Securities - Non-Agency	—	67,050,723	1,989,000	69,039,723
U.S. Treasury Obligations	—	766,569,176	—	766,569,176
Money Market Funds	173,507,233	—	—	173,507,233
Total Investments in Securities	173,507,233	3,716,546,062	11,029,295	3,901,082,590
Investments in Derivatives
Asset
Futures Contracts	133,433	—	—	133,433
Liability
Futures Contracts	(1,471,317)	—	—	(1,471,317)
Total	172,169,349	3,716,546,062	11,029,295	3,899,744,706
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,766,938,559)	$3,727,575,357
Affiliated issuers (cost $173,506,060)	173,507,233
Foreign currency (cost $407)	450
Margin deposits on:
Futures contracts	4,893,100
Receivable for:
Investments sold	105,333,904
Investments sold on a delayed delivery basis	7,801,918
Capital shares sold	55
Dividends	445,174
Interest	25,086,373
Foreign tax reclaims	133,344
Variation margin for futures contracts	24,500
Prepaid expenses	13,090
Total assets	4,044,814,498
Liabilities
Cash collateral due to broker for:
TBA	280,000
Payable for:
Investments purchased	142,220,508
Investments purchased on a delayed delivery basis	91,516,394
Capital shares redeemed	4,231,652
Variation margin for futures contracts	415,062
Management services fees	49,360
Distribution and/or service fees	159
Service fees	1,274
Compensation of chief compliance officer	617
Compensation of board members	2,077
Other expenses	95,035
Deferred compensation of board members	383,022
Total liabilities	239,195,160
Net assets applicable to outstanding capital stock	$3,805,619,338
Represented by
Paid in capital	4,382,366,707
Total distributable earnings (loss)	(576,747,369)
Total - representing net assets applicable to outstanding capital stock	$3,805,619,338
Class 1
Net assets	$3,782,520,020
Shares outstanding	387,700,418
Net asset value per share	$9.76
Class 2
Net assets	$23,099,318
Shares outstanding	2,381,103
Net asset value per share	$9.70
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$5,609,008
Interest	174,327,244
Interfund lending	1,613
Total income	179,937,865
Expenses:
Management services fees	17,833,520
Distribution and/or service fees
Class 2	54,856
Service fees	14,792
Custodian fees	95,255
Printing and postage fees	11,730
Accounting services fees	79,065
Legal fees	80,136
Compensation of chief compliance officer	446
Compensation of board members	51,002
Deferred compensation of board members	59,015
Other	60,321
Total expenses	18,340,138
Net investment income	161,597,727
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(27,102,047)
Investments — affiliated issuers	52,573
Foreign currency translations	69
Futures contracts	1,235,373
Net realized loss	(25,814,032)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	139,015,735
Investments — affiliated issuers	1,314
Foreign currency translations	93
Futures contracts	1,733,629
Net change in unrealized appreciation (depreciation)	140,750,771
Net realized and unrealized gain	114,936,739
Net increase in net assets resulting from operations	$276,534,466
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$161,597,727	$203,097,856
Net realized loss	(25,814,032)	(102,083,979)
Net change in unrealized appreciation (depreciation)	140,750,771	22,893,348
Net increase in net assets resulting from operations	276,534,466	123,907,225
Distributions to shareholders
Net investment income and net realized gains
Class 1	(202,054,078)	(176,742,282)
Class 2	(1,150,271)	(681,128)
Total distributions to shareholders	(203,204,349)	(177,423,410)
Decrease in net assets from capital stock activity	(45,403,911)	(1,052,777,264)
Total increase (decrease) in net assets	27,926,206	(1,106,293,449)
Net assets at beginning of year	3,777,693,132	4,883,986,581
Net assets at end of year	$3,805,619,338	$3,777,693,132

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,869,627	18,234,716	3,557,818	34,530,291
Distributions reinvested	21,449,478	202,054,078	18,507,045	176,742,282
Shares redeemed	(27,385,283)	(267,640,676)	(130,597,934)	(1,267,256,438)
Net decrease	(4,066,178)	(47,351,882)	(108,533,071)	(1,055,983,865)
Class 2
Shares sold	322,308	3,124,082	480,577	4,633,509
Distributions reinvested	122,630	1,150,271	71,623	681,128
Shares redeemed	(240,054)	(2,326,382)	(219,134)	(2,108,036)
Net increase	204,884	1,947,971	333,066	3,206,601
Total net decrease	(3,861,294)	(45,403,911)	(108,200,005)	(1,052,777,264)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$9.59	0.42	0.29	0.71	(0.54)	—	(0.54)
Year Ended 12/31/2024	$9.73	0.41	(0.19)	0.22	(0.36)	—	(0.36)
Year Ended 12/31/2023	$9.41	0.35	0.23	0.58	(0.26)	—	(0.26)
Year Ended 12/31/2022	$11.12	0.24	(1.71)	(1.47)	(0.17)	(0.07)	(0.24)
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Class 2
Year Ended 12/31/2025	$9.54	0.39	0.29	0.68	(0.52)	—	(0.52)
Year Ended 12/31/2024	$9.68	0.38	(0.19)	0.19	(0.33)	—	(0.33)
Year Ended 12/31/2023	$9.36	0.33	0.23	0.56	(0.24)	—	(0.24)
Year Ended 12/31/2022	$11.07	0.22	(1.71)	(1.49)	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$9.76	7.62%	0.48%	0.48%	4.28%	225%	$3,782,520
Year Ended 12/31/2024	$9.59	2.25%	0.48% (c)	0.48% (c)	4.21%	220%	$3,756,936
Year Ended 12/31/2023	$9.73	6.30%	0.48% (c)	0.48% (c)	3.69%	205%	$4,866,151
Year Ended 12/31/2022	$9.41	(13.29% )	0.47% (c)	0.47% (c)	2.45%	248%	$4,842,663
Year Ended 12/31/2021	$11.12	(1.24% )	0.47% (c)	0.47% (c)	1.55%	276%	$6,017,964
Class 2
Year Ended 12/31/2025	$9.70	7.28%	0.73%	0.73%	4.03%	225%	$23,099
Year Ended 12/31/2024	$9.54	2.01%	0.73% (c)	0.73% (c)	3.96%	220%	$20,757
Year Ended 12/31/2023	$9.68	6.06%	0.73% (c)	0.73% (c)	3.46%	205%	$17,836
Year Ended 12/31/2022	$9.36	(13.60% )	0.72% (c)	0.72% (c)	2.21%	248%	$14,909
Year Ended 12/31/2021	$11.07	(1.41% )	0.72% (c)	0.72% (c)	1.30%	276%	$16,962
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	133,433 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,471,317 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,235,373

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,733,629
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	281,442,663
Futures contracts — short	10,173,259
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.47% of the Fund’s average daily net assets.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.57	0.53	0.53
Class 2	0.82	0.78	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
33,074	(33,074)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
203,204,349	—	203,204,349	177,423,410	—	177,423,410
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
160,339,509	—	(680,018,798)	(56,685,101)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,956,429,807	39,160,234	(95,845,335)	(56,685,101)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(216,243,336)	(463,775,462)	(680,018,798)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,361,967,759 and $8,539,932,931, respectively, for the year ended December 31, 2025, of which $6,808,359,068 and $6,703,337,382, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,525,000	4.62	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners Core Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Core Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Variable Portfolio – Partners Core Bond Fund  | 2025

 Approval of Subadvisory Agreement Amendment
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Core Bond Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).  In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC (Allspring) and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund. At their meeting on December 9, 2025, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amendment to the Subadvisory Agreement between the Investment Manager and Allspring for the purpose of reducing the fees payable thereunder by the Investment Manager to Allspring (the Subadvisory Agreement Amendment).
The Independent Trustees considered how the Subadvisory Agreement Amendment would reduce the subadvisory fee rates paid to Allspring by the Investment Manager under the Subadvisory Agreement with respect to the Fund. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided by Allspring as a result of entering into the amendment, and that the Subadvisory Agreement with Allspring, as amended, was substantially identical to the Subadvisory Agreement in place except for the reduced fee. The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund.  The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and Allspring was also not proposed to change. The Independent Trustees also noted that they, as part of the 2026 15(c) process, would continue to review the continued reasonableness of the Fund’s management fee, including taking into account the reduced subadvisory fee levels.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the June 2025 Contracts Committee meeting and Board meetings and, in that connection, the discussion by independent legal counsel to the Independent Trustees (Independent Legal Counsel) of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent Legal Counsel indicated that the Independent Trustees should apply these factors in considering the Subadvisory Agreement Amendment.
Independent Legal Counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the December 9, 2025 meeting, as well as the information previously considered regarding the proposed 15(c) renewal of the Fund’s existing advisory and subadvisory agreements.
After considering the factors described above relating to the Subadvisory Agreement Amendment, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the Fund’s Subadvisory Agreement with Allspring in June 2025, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement Amendment.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and
Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the

Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
organization and depth of the equity and credit research departments.  The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements.  The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various

Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Core Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7052_12_E01_(02/26)

Columbia Variable Portfolio – Intermediate Bond Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	71,565	68,344
Total Asset-Backed Securities — Agency (Cost $72,377)			68,344

Asset-Backed Securities - Non-Agency 9.8%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	875,588	886,516
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	778,853	778,975
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,300,000	16,300,000
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.964%	3,326,492	3,326,446
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	14,400,000	14,402,131
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.136%	908,038	908,044
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	7,027,375	7,058,591
Series 2025-2NN Class A
01/15/2032	5.498%	10,469,998	10,485,520
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,554,483
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	4,284,744	4,326,222
Series 2024-4A Class A2
12/17/2029	4.430%	3,379,798	3,391,885
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	1,374,100	1,383,337
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	5,586,548	5,611,447
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	1,911,337	1,917,486
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	9,789,284	9,817,270
Series 2025-A Class A
07/21/2042	6.620%	2,979,610	3,035,027
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	66,175	66,236
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.115%	1,937,679	1,937,674
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.569%	36,764,912	36,794,985
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	862,123	862,493
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	5,398,819	5,298,218
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	4,093,542	4,124,099
Series 2025-6 Class B
04/15/2033	4.883%	8,200,000	8,169,039
Series 2025-R3 Class A
01/18/2033	4.841%	8,892,007	8,902,687
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	4,908,144	4,950,694
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	6,647,798	6,702,887
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	4,963,594	5,000,902
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	5,084,850	5,138,402
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	5,774,236	5,802,672
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	4,617,329	4,645,289
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	5,647,735	5,665,603
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	4,365,003	4,380,283
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,041,641	4,068,339
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	4,530,097	4,569,477
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	829,382	833,227
Series 2024-3 Class A
10/15/2031	6.258%	1,797,515	1,808,113
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	1,162,148	1,165,169
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	5,266,891	5,301,616
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	2,631,788	2,648,225
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	6,600,000	6,621,676
Palmer Square Loan Funding Ltd.(a),(c)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.718%	11,000,000	11,011,319
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	2,191,017	2,199,831
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	4,832,914	4,843,523
Series 2024-3A Class A
03/25/2033	5.281%	6,816,766	6,844,069
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,611,675	1,601,093
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	3,331,076	3,346,069
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	5,208,666	5,221,889
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust(a),(d)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	3,950,000	3,188,159
Upland CLO Ltd.(a),(c)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.166%	192,292	192,367
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,814,522	2,813,153
Series 2025-2 Class A2
06/20/2035	5.220%	5,187,756	5,213,930
Series 2025-3 Class A2
09/20/2035	4.600%	6,255,000	6,267,836
Series 2025-4 Class D
11/20/2035	7.670%	1,000,000	1,001,751
Total Asset-Backed Securities — Non-Agency (Cost $276,159,268)			276,386,374

Commercial Mortgage-Backed Securities - Non-Agency 1.5%

BX Commercial Mortgage Trust(a),(c)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.074%	5,600,000	5,594,756
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,454,067
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,815,000	3,808,757
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	9,000,000	5,588,198
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	10,901,000	272,873
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.615%	4,150,000	3,918,052
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.016%	9,150,000	9,122,688
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $58,530,496)			42,759,391
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(f)	9,982	179,775
Total Communication Services		179,775
Total Common Stocks (Cost $1)		179,775

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,419,000	1,392,465
Total Convertible Bonds (Cost $1,390,767)			1,392,465

Corporate Bonds & Notes 26.6%

Aerospace & Defense 1.1%
Allegheny Technologies, Inc.
10/01/2031	5.125%	1,055,000	1,056,509
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,941,476
02/15/2031	1.900%	500,000	443,893
Boeing Co. (The)
08/01/2059	3.950%	5,840,000	4,133,137
Bombardier, Inc.(a)
07/01/2031	7.250%	208,000	221,799
06/01/2032	7.000%	209,000	220,994
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,549,109
Northrop Grumman Corp.
02/01/2027	3.200%	1,554,000	1,543,218
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,171,848
03/15/2032	2.375%	3,695,000	3,290,904
TransDigm, Inc.(a)
08/15/2028	6.750%	527,000	537,142
03/01/2029	6.375%	678,000	699,987
03/01/2032	6.625%	843,000	876,971
01/15/2033	6.000%	310,000	317,292
05/31/2033	6.375%	1,114,000	1,142,636
01/31/2034	6.750%	555,000	578,587
Total			31,725,502
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	364,000	380,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	951,779	969,107
Total			1,349,113
Automotive 0.5%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	259,000	263,804
10/15/2033	7.750%	3,627,000	3,694,870
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	392,000	409,518
09/15/2032	6.750%	449,000	465,728
Forvia SE(a)
09/15/2033	6.750%	295,000	303,489
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	312,000	326,891
11/15/2032	8.000%	526,000	554,016
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	242,000	242,076
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	203,000	215,178
07/17/2035	8.125%	593,000	631,652
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	213,000	214,958
03/24/2031	7.500%	5,333,000	5,396,468
04/23/2032	6.875%	1,211,000	1,175,994
Total			13,894,642
Banking 4.8%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	173,000	174,306
Bank of America Corp.(h)
07/21/2032	2.299%	6,000	5,365
10/20/2032	2.572%	24,168,000	21,787,538
02/04/2033	2.972%	10,000,000	9,141,022
Citigroup, Inc.(h)
09/11/2031	4.503%	21,603,000	21,661,372
09/11/2036	5.174%	1,453,000	1,468,239
Goldman Sachs Group, Inc. (The)(h)
10/21/2031	4.369%	11,646,000	11,621,793
HSBC Holdings PLC(h)
11/06/2031	4.619%	2,379,000	2,385,203
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	19,182,000	19,689,968
10/22/2030	4.603%	49,000	49,678
01/24/2031	5.140%	786,000	812,466
11/08/2032	2.545%	6,502,000	5,865,661
10/22/2036	4.810%	3,830,000	3,805,405
Morgan Stanley(h)
10/18/2030	4.654%	6,041,000	6,112,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	8,623,000	7,579,555
Morgan Stanley Private Bank(h)
11/19/2031	4.465%	9,806,000	9,826,710
Morgan Stanley Private Bank NA(h)
07/18/2031	4.734%	5,870,000	5,949,713
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	1,658,000	1,875,731
Royal Bank of Canada(h)
02/04/2031	5.153%	1,641,000	1,689,396
08/06/2031	4.696%	1,362,000	1,379,219
11/03/2031	4.305%	2,596,000	2,583,452
Wells Fargo & Co.(h)
04/23/2031	5.150%	238,000	245,558
Total			135,709,994
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	699,000	701,814
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	532,000	573,899
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	912,000	916,130
Focus Financial Partners LLC(a)
09/15/2031	6.750%	520,000	537,766
Hightower Holding LLC(a)
04/15/2029	6.750%	563,000	560,752
01/31/2030	9.125%	803,000	852,048
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	437,000	456,424
08/01/2033	8.000%	605,000	626,835
Total			5,225,668
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	248,000	257,128
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	134,000	136,886
LBM Acquisition LLC(a)
01/15/2029	6.250%	228,000	205,331
06/15/2031	9.500%	512,000	532,152
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	983,000	1,022,904
03/01/2033	6.750%	736,000	768,517
QXO Building Products, Inc.(a)
04/30/2032	6.750%	610,000	637,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	219,573
08/01/2033	6.250%	267,000	272,775
Standard Industries, Inc.(a)
01/15/2028	4.750%	330,000	328,967
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	642,000	663,600
Total			5,045,197
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,137,000	1,135,707
02/01/2028	5.000%	687,000	681,356
03/01/2030	4.750%	1,262,000	1,207,273
08/15/2030	4.500%	823,000	775,345
02/01/2031	4.250%	481,000	442,019
02/01/2032	4.750%	1,269,000	1,159,741
01/15/2034	4.250%	721,000	613,837
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	652,000	585,252
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,122,231
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,889,490
CSC Holdings LLC(a)
04/15/2027	5.500%	200,000	171,233
02/01/2028	5.375%	789,000	573,151
02/01/2029	6.500%	341,000	225,295
01/15/2030	5.750%	453,000	166,251
12/01/2030	4.125%	830,000	510,371
12/01/2030	4.625%	557,000	198,884
11/15/2031	5.000%	244,000	86,316
DISH DBS Corp.
07/01/2028	7.375%	71,000	68,515
06/01/2029	5.125%	113,000	100,414
DISH DBS Corp.(a)
12/01/2028	5.750%	406,000	397,250
DISH Network Corp.(a)
11/15/2027	11.750%	1,488,000	1,548,426
EchoStar Corp.
11/30/2029	10.750%	1,019,893	1,126,477
EchoStar Corp.(g)
11/30/2030	6.750%	676,433	693,144
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	214,980
08/01/2027	5.000%	1,269,000	1,270,755
07/01/2030	4.125%	192,000	182,674
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	452,272
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,452,000	1,314,889
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	479,000	427,677
Total			25,341,225
Chemicals 1.0%
Ashland LLC(a)
09/01/2031	3.375%	870,000	793,856
Avient Corp.(a)
08/01/2030	7.125%	208,000	213,877
11/01/2031	6.250%	209,000	214,891
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	303,000	319,363
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	50,212
02/15/2031	7.000%	228,000	233,363
07/15/2032	6.879%	63,000	65,516
04/15/2033	6.750%	310,000	308,236
11/15/2033	7.200%	398,000	420,504
02/15/2034	7.375%	296,000	301,036
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	606,548
HB Fuller Co.
10/15/2028	4.250%	449,000	444,764
Herens Holdco Sarl(a)
05/15/2028	4.750%	683,000	595,040
INEOS Finance PLC(a)
05/15/2028	6.750%	3,457,000	3,057,796
04/15/2029	7.500%	4,597,000	3,955,604
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,193,000	827,376
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	260,977
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	1,300,806	1,180,034
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	671,000	668,502
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	591,000	573,482
10/01/2029	6.250%	635,000	616,904
06/15/2031	7.250%	1,031,000	1,055,377
02/15/2033	7.250%	3,371,000	3,390,406
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	246,000	251,989
08/15/2033	6.250%	198,000	205,631
Tronox, Inc.(a)
03/15/2029	4.625%	427,000	299,180
09/30/2030	9.125%	2,452,000	2,438,883
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
06/15/2027	4.875%	361,000	360,610
08/15/2029	5.625%	2,878,000	2,732,842
03/01/2031	7.375%	275,000	281,896
08/15/2032	6.625%	2,329,000	2,360,150
Total			29,084,845
Construction Machinery 0.2%
Caterpillar, Inc.
05/15/2035	5.200%	3,060,000	3,176,209
Herc Holdings, Inc.(a)
06/15/2030	7.000%	480,000	504,855
03/15/2031	5.750%	130,000	131,865
06/15/2033	7.250%	1,195,000	1,266,553
03/15/2034	6.000%	134,000	135,772
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	326,309
03/15/2031	7.750%	176,000	184,019
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	412,000	428,335
Total			6,153,917
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	408,000	400,468
12/01/2028	6.125%	1,276,000	1,245,010
Garda World Security Corp.(a)
11/15/2032	8.375%	228,000	232,588
Match Group Holdings II LLC(a)
10/01/2031	3.625%	243,000	222,630
Match Group, Inc.(a)
06/01/2028	4.625%	883,000	874,683
Total			2,975,379
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	222,000	179,564
Newell Brands, Inc.(a)
06/01/2028	8.500%	72,000	75,419
Newell Brands, Inc.
05/15/2030	6.375%	402,000	392,804
05/15/2032	6.625%	549,000	530,781
Opal Bidco SAS(a)
03/31/2032	6.500%	266,000	272,465
Whirlpool Corp.
06/15/2030	6.125%	109,000	108,990
06/15/2033	6.500%	114,000	110,562
Total			1,670,585
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	41,000	42,230
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	244,158
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	854,000	889,311
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	250,886
Esab Corp.(a)
04/15/2029	6.250%	180,000	185,273
Gates Corp. (The)(a)
07/01/2029	6.875%	312,000	324,221
Madison IAQ LLC(a)
06/30/2029	5.875%	674,000	670,299
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	370,545
Siemens Funding BV(a)
05/28/2030	4.600%	4,004,000	4,085,356
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	86,000	89,740
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	240,654
03/15/2029	6.375%	331,000	342,193
03/15/2032	6.625%	425,000	445,110
Total			8,179,976
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	2,930,000	2,002,208
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	137,703
01/15/2034	6.250%	252,000	254,294
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	430,000	430,510
Calpine Corp.(a)
02/15/2028	4.500%	329,000	329,179
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	445,692
02/15/2031	3.750%	649,000	605,880
01/15/2032	3.750%	397,000	361,816
Dominion Energy, Inc.
03/15/2035	5.450%	3,486,000	3,574,359
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,415,146
Edison International
11/15/2028	5.250%	4,956,000	5,022,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	238,000	225,861
Long Ridge Energy LLC(a)
02/15/2032	8.750%	487,000	518,108
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,960,000	5,133,412
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	754,000	772,892
NRG Energy, Inc.(a)
07/15/2029	5.750%	34,000	34,160
02/15/2031	3.625%	791,000	738,977
02/01/2033	6.000%	327,000	333,664
01/15/2034	5.750%	374,000	377,197
11/01/2034	6.250%	425,000	436,477
01/15/2036	6.000%	374,000	379,067
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,180,000	3,539,366
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	229,000	225,442
PG&E Corp.(h)
03/15/2055	7.375%	317,000	330,175
Talen Energy Supply LLC(a)
02/01/2034	6.250%	441,000	449,765
02/01/2036	6.500%	441,000	456,219
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	551,000	550,133
01/15/2030	4.750%	650,000	631,604
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	222,130
05/01/2029	4.375%	1,403,000	1,385,060
10/15/2031	7.750%	835,000	885,465
VoltaGrid LLC(a)
11/01/2030	7.375%	407,000	403,309
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	554,000	581,482
03/15/2033	8.625%	665,000	698,942
04/15/2034	7.750%	339,000	344,226
Total			38,232,195
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	411,850
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	578,000	596,304
Total			1,008,154
Finance Companies 0.4%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	110,000	113,886
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	257,000	262,372
GGAM Finance Ltd.(a)
02/15/2027	8.000%	513,000	525,328
04/15/2029	6.875%	344,000	356,478
03/15/2030	5.875%	326,000	330,460
goeasy Ltd.(a)
12/01/2028	9.250%	34,000	34,964
07/01/2029	7.625%	495,000	489,683
05/15/2030	6.875%	74,000	70,619
10/01/2030	7.375%	74,000	71,226
02/15/2031	6.875%	39,000	36,421
Navient Corp.
03/15/2029	5.500%	582,000	577,256
03/15/2031	11.500%	361,000	404,772
OneMain Finance Corp.
05/15/2029	6.625%	697,000	721,869
03/15/2030	7.875%	200,000	211,510
09/15/2030	4.000%	356,000	333,561
05/15/2031	7.500%	414,000	435,526
03/15/2032	6.750%	618,000	633,555
09/15/2032	7.125%	464,000	482,760
03/15/2033	6.500%	606,000	610,904
09/15/2033	6.750%	460,000	466,802
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,168,000	1,231,339
Rocket Cos, Inc.(a)
08/01/2030	6.125%	276,000	285,404
08/01/2033	6.375%	351,000	366,613
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,222,000	1,135,297
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	251,000	251,589
04/15/2029	5.500%	607,000	602,659
UWM Holdings LLC(a)
02/01/2030	6.625%	679,000	686,945
03/15/2031	6.250%	667,000	665,898
Total			12,395,696
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,523,627
05/15/2048	5.300%	11,948,000	10,645,606
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	8,016,000	8,111,722
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	800,304	857,069
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,142,828
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,704,555
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	230,000	222,378
Mars, Inc.(a)
03/01/2035	5.200%	7,420,000	7,619,862
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	110,445
Post Holdings, Inc.(a)
09/15/2031	4.500%	689,000	653,142
02/15/2032	6.250%	169,000	173,780
10/15/2034	6.250%	198,000	199,230
03/15/2036	6.500%	154,000	154,239
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	537,000	539,928
04/30/2029	4.375%	562,000	547,153
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	640,000	617,077
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	552,403
01/15/2032	7.250%	307,000	322,364
Total			37,697,408
Gaming 0.3%
Boyd Gaming Corp.
12/01/2027	4.750%	326,000	325,510
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	452,000	468,085
02/15/2032	6.500%	641,000	656,732
10/15/2032	6.000%	725,000	705,491
Light & Wonder International, Inc.(a)
10/01/2033	6.250%	453,000	458,429
MGM Resorts International
09/15/2029	6.125%	315,000	323,787
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	431,150
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	692,000	640,932
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	756,000	774,014
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	335,000	341,680
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,533,000	1,362,104
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	421,528
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voyager Parent LLC(a)
07/01/2032	9.250%	546,000	579,127
Total			7,488,569
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	819,000	787,933
03/15/2033	7.375%	423,000	427,342
Avantor Funding, Inc.(a)
11/01/2029	3.875%	802,000	767,447
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	344,927
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	415,000	369,460
05/15/2030	5.250%	681,000	639,037
02/15/2031	4.750%	355,000	316,036
01/15/2032	10.875%	277,000	302,721
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,092,000	1,144,122
CVS Health Corp.
03/25/2038	4.780%	3,230,000	3,050,588
DaVita, Inc.(a)
07/15/2033	6.750%	460,000	477,270
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,288,547
HCA, Inc.
09/01/2030	3.500%	12,689,000	12,205,388
IQVIA, Inc.(a)
06/01/2032	6.250%	653,000	682,817
LifePoint Health, Inc.(a)
10/15/2030	11.000%	344,000	377,199
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	343,726
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	450,000	439,991
10/01/2029	5.250%	627,000	630,491
Select Medical Corp.(a)
12/01/2032	6.250%	310,000	302,959
Star Parent, Inc.(a)
10/01/2030	9.000%	1,102,000	1,177,764
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	858,000	869,245
Tenet Healthcare Corp.
11/01/2027	5.125%	428,000	427,980
06/15/2028	4.625%	507,000	507,784
10/01/2028	6.125%	240,000	240,976
01/15/2030	4.375%	1,050,000	1,031,155
05/15/2031	6.750%	370,000	384,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	1,275,000	1,293,164
11/15/2033	6.000%	356,000	366,556
Total			42,197,357
Healthcare Insurance 1.2%
Centene Corp.
10/15/2030	3.000%	16,674,000	14,919,265
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,759,000	2,816,788
04/15/2034	5.000%	12,181,000	12,376,648
04/15/2054	5.375%	2,742,000	2,590,684
Total			32,703,385
Independent Energy 0.7%
APA Corp.
02/15/2055	6.750%	2,461,000	2,456,785
Civitas Resources, Inc.(a)
07/01/2028	8.375%	351,000	361,992
11/01/2030	8.625%	90,000	94,246
07/01/2031	8.750%	912,000	946,693
06/15/2033	9.625%	960,000	1,034,882
CNX Resources Corp.(a)
01/15/2029	6.000%	539,000	543,234
03/01/2032	7.250%	315,000	329,182
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	548,000	550,559
Comstock Resources, Inc.(a)
01/15/2030	5.875%	343,000	333,785
Hilcorp Energy I LP/Finance Co.(a)
04/15/2032	6.250%	542,000	509,884
11/01/2033	8.375%	583,000	594,549
02/15/2035	7.250%	892,000	847,763
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	217,541
04/15/2032	6.500%	528,000	534,680
04/15/2033	6.250%	518,000	517,885
Occidental Petroleum Corp.
10/01/2054	6.050%	7,062,000	6,733,938
Permian Resources Operating LLC(a)
01/15/2032	7.000%	843,000	878,055
02/01/2033	6.250%	687,000	704,926
SM Energy Co.(a)
08/01/2029	6.750%	324,000	326,412
08/01/2032	7.000%	544,000	535,267
Total			19,052,258
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,362,157
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	111,439
Carnival Corp.(a)
03/15/2030	5.750%	193,000	198,673
08/01/2032	5.750%	869,000	892,811
02/15/2033	6.125%	187,000	193,045
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	227,000	225,954
10/01/2028	6.500%	228,000	223,443
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	173,983
NCL Corp., Ltd.(a)
01/15/2031	5.875%	598,000	595,939
02/01/2032	6.750%	209,000	214,075
09/15/2033	6.250%	365,000	364,913
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,170,000	1,123,748
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	927,000	935,290
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	255,445
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	531,325
07/15/2031	9.125%	622,000	665,685
10/15/2033	5.875%	788,000	801,232
Total			7,507,000
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,234,661
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	1,250,000	1,316,331
Total			5,550,992
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	113,166
09/15/2033	5.750%	297,000	303,922
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	114,853
01/15/2032	6.625%	640,000	656,431
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	550,000	550,013
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	1,030,000	989,231
Total			2,727,616
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	568,000	568,229
06/01/2029	7.500%	782,000	776,838
04/01/2030	7.875%	620,000	653,887
02/15/2031	7.125%	404,000	422,834
03/15/2033	7.500%	411,000	435,354
Gray Media, Inc.(a)
07/15/2032	9.625%	242,000	251,185
08/15/2033	7.250%	317,000	324,088
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	394,735
Mav Acquisition Corp.(a)
08/01/2029	8.000%	591,000	597,297
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	474,000	499,649
Meta Platforms, Inc.
11/15/2055	5.625%	3,199,000	3,075,567
11/15/2065	5.750%	3,522,000	3,364,496
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	416,322
01/15/2029	4.250%	245,000	238,941
03/15/2030	4.625%	744,000	726,083
Roblox Corp.(a)
05/01/2030	3.875%	358,000	342,120
Snap, Inc.(a)
03/01/2033	6.875%	965,000	1,001,007
03/15/2034	6.875%	579,000	596,503
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	310,626
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	340,000	298,485
03/15/2042	5.050%	1,240,000	875,820
03/15/2052	5.141%	182,000	120,278
Total			16,290,344
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	160,297
Carpenter Technology Corp.(a)
03/01/2034	5.625%	337,000	342,567
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	85,000	87,984
03/15/2032	7.000%	85,000	87,119
05/01/2033	7.375%	90,000	93,566
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	332,000	347,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	623,000	623,189
04/15/2029	3.750%	228,000	220,136
08/15/2032	6.375%	544,000	561,089
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	350,302
04/01/2029	6.125%	839,000	850,282
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	829,000	801,199
03/01/2034	5.875%	622,000	624,490
Novelis Corp.(a)
01/30/2030	4.750%	453,000	437,838
08/15/2031	3.875%	490,000	445,678
08/15/2033	6.375%	342,000	346,943
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	67,460
Total			6,447,550
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	633,000	674,501
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	290,375
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	768,988
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,387,000	1,449,812
06/30/2033	7.375%	915,000	933,854
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,810,993
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	9,375,000	7,679,600
Hess Midstream Operations LP(a)
03/01/2028	5.875%	213,000	216,981
10/15/2030	5.500%	213,000	215,302
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	83,440
NuStar Logistics LP
06/01/2026	6.000%	739,000	740,316
04/28/2027	5.625%	933,000	942,875
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	213,000	224,771
Sunoco LP(a),(h),(i)
	7.875%	666,000	682,985
Sunoco LP(a)
05/01/2029	7.000%	251,000	261,712
05/01/2032	7.250%	1,028,000	1,085,856
07/01/2033	6.250%	248,000	253,998
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	849,000	857,495
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,027,000	934,426
11/01/2033	3.875%	210,000	180,256
Venture Global LNG, Inc.(a),(h),(i)
	9.000%	998,000	788,595
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	228,732
02/01/2029	9.500%	394,000	408,868
01/15/2030	7.000%	537,000	516,502
06/01/2031	8.375%	372,000	370,001
02/01/2032	9.875%	177,000	182,826
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	163,000	165,956
05/01/2033	7.500%	348,000	376,142
01/15/2034	6.500%	759,000	776,997
06/15/2034	6.500%	216,000	220,815
05/01/2035	7.750%	348,000	381,026
01/15/2036	6.750%	1,627,000	1,665,280
Total			29,370,276
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	134,936
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	333,000	339,913
10/01/2035	6.750%	189,000	194,304
Nabors Industries, Inc.(a)
01/31/2030	9.125%	507,000	532,969
08/15/2031	8.875%	714,000	692,758
11/15/2032	7.625%	235,000	230,934
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	543,031	556,414
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,053,190	1,075,766
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	122,723
05/15/2031	8.500%	416,000	411,685
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,240,000	1,284,162
Total			5,576,564
Other Financial Institutions 0.0%
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	112,200	103,117
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	169,353
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	157,789
04/15/2030	6.625%	215,000	222,359
Total			549,501
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	744,000	735,999
07/15/2031	7.000%	134,000	142,079
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	213,086
05/15/2029	4.875%	206,000	201,008
02/01/2030	7.000%	146,000	149,659
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	549,000	569,571
06/15/2033	6.500%	300,000	311,281
Service Properties Trust
06/15/2029	8.375%	194,000	195,268
Service Properties Trust(a)
11/15/2031	8.625%	272,000	285,888
Total			2,803,839
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,140,000	1,073,075
01/30/2031	6.250%	231,000	236,205
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	738,000	750,426
04/15/2032	6.750%	316,000	325,315
Silgan Holdings, Inc.
02/01/2028	4.125%	520,000	512,626
Total			2,897,647
Pharmaceuticals 2.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	935,000	973,829
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	41,450,357
11/21/2029	3.200%	11,168,000	10,832,393
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	295,000	264,128
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,342,164
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,137,000	1,122,996
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	254,533
Merck & Co., Inc.
12/04/2035	4.750%	1,994,000	1,989,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	222,000	216,271
04/30/2031	5.125%	78,000	64,639
Total			81,511,151
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	139,000	144,207
08/01/2029	6.000%	656,000	649,007
07/01/2032	6.750%	275,000	282,825
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	274,000	274,489
04/15/2028	6.750%	538,000	547,863
11/01/2029	5.875%	329,000	328,668
01/15/2031	7.000%	739,000	766,790
10/01/2031	6.500%	120,000	123,830
10/01/2032	7.375%	961,000	998,135
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	663,000	694,953
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,186,000	1,232,677
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,389,000	1,387,269
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	341,000	351,617
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	366,430
01/31/2032	7.375%	313,000	328,458
HUB International, Ltd.(a)
06/15/2030	7.250%	1,025,000	1,074,897
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	589,786
Ryan Specialty LLC(a)
08/01/2032	5.875%	357,000	365,039
Total			10,506,940
Railroads 0.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,474,000	5,827,578
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	427,465
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	8,126,984
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,022,000	1,070,045
Total			15,452,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
13

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	176,497
10/15/2030	4.000%	594,000	565,651
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,220,000	1,158,785
Total			1,900,933
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	195,000	196,318
08/01/2033	7.375%	608,000	611,903
Beach Acquisition Bidco LLC(a),(g)
07/15/2033	10.000%	879,000	966,309
Belron UK Finance PLC(a)
10/15/2029	5.750%	317,000	323,659
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	67,875
L Brands, Inc.
11/01/2035	6.875%	271,000	274,193
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	227,389
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	697,000	644,184
Total			3,311,830
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	325,000	325,005
Technology 2.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	807,000	850,778
APLD ComputeCo LLC(a)
12/15/2030	9.250%	1,205,000	1,181,896
Block, Inc.(a)
08/15/2030	5.625%	319,000	325,371
08/15/2033	6.000%	250,000	256,552
Block, Inc.
05/15/2032	6.500%	518,000	538,615
Broadcom, Inc.(a)
11/15/2036	3.187%	6,287,000	5,334,497
CACI International, Inc.(a)
06/15/2033	6.375%	557,000	576,496
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	216,000	187,632
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	243,000	206,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cipher Compute LLC(a)
11/15/2030	7.125%	563,000	574,275
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,231,000	1,163,814
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	153,000	151,646
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,625,000	1,692,367
06/30/2032	8.250%	557,000	583,018
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,263,000	1,975,060
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,351,000	1,377,670
Fair Isaac Corp.(a)
05/15/2033	6.000%	470,000	481,902
Flash Compute LLC(a)
12/31/2030	7.250%	313,000	310,244
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,021,000	1,085,215
Intel Corp.
03/25/2050	4.750%	4,170,000	3,407,478
International Business Machines Corp.
05/15/2026	3.300%	8,530,000	8,507,788
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	356,000	329,816
05/01/2028	5.000%	229,000	212,754
05/15/2028	5.750%	904,000	857,545
05/01/2029	8.750%	729,000	739,708
05/30/2029	9.500%	518,000	524,860
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	658,000	624,871
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	106,925
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,043,000	1,043,350
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	664,000	721,229
NCR Corp.(a)
10/01/2028	5.000%	464,000	460,586
04/15/2029	5.125%	133,000	132,082
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,041,000	1,043,673
05/15/2031	10.375%	260,000	266,465
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	2,015,240
01/15/2033	5.000%	4,258,000	4,324,791
Oracle Corp.
09/26/2065	6.100%	8,490,000	7,496,548
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,140,000	1,154,793
Science Applications International Corp.(a)
11/01/2033	5.875%	551,000	558,641
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	622,000	642,418
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	242,197
Synaptics, Inc.(a)
06/15/2029	4.000%	534,000	517,058
UKG, Inc.(a)
02/01/2031	6.875%	477,000	491,268
WEX, Inc.(a)
03/15/2033	6.500%	568,000	582,037
WULF Compute LLC(a)
10/15/2030	7.750%	271,000	279,155
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,191,000	1,125,937
Total			57,262,555
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	537,000	552,057
06/15/2032	8.375%	549,000	566,999
ERAC USA Finance LLC(a)
05/01/2028	4.600%	9,524,000	9,647,570
Total			10,766,626
Wireless 0.6%
Altice France(a)
03/15/2032	6.500%	458,210	439,430
07/15/2032	6.875%	401,992	384,856
T-Mobile US, Inc.
02/15/2031	2.550%	5,394,000	4,927,279
02/15/2031	2.875%	10,303,000	9,573,171
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	530,000	483,604
07/15/2031	4.750%	603,000	557,193
04/15/2032	7.750%	488,000	507,950
Total			16,873,483
Wirelines 0.3%
AT&T, Inc.
08/15/2035	5.375%	3,424,000	3,507,234
Fibercop SpA(a)
07/18/2036	7.200%	301,000	301,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	521,164
03/15/2031	8.625%	389,000	409,776
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	604,819
Iliad Holding SASU(a)
04/15/2031	8.500%	247,000	266,119
04/15/2032	7.000%	315,000	324,780
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	342,000	350,783
Optics Bidco SpA(a)
06/04/2038	7.721%	259,000	261,035
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	536,000	562,573
Windstream Services LLC(a)
10/15/2033	7.500%	287,000	294,142
Total			7,403,500
Total Corporate Bonds & Notes (Cost $743,374,063)			752,631,763

Foreign Government Obligations(j),(k) 3.7%

Angola 0.0%
Angolan Government International Bond(a)
05/08/2048	9.375%	1,193,000	1,048,865
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	168,480
05/15/2029	4.250%	344,000	336,783
02/15/2030	9.000%	342,000	365,218
12/01/2031	7.000%	98,000	104,415
Total			974,896
Colombia 0.4%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,504,622
02/02/2034	7.500%	6,926,000	7,219,297
Total			10,723,919
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,898,000	2,828,082
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,067,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
15

Portfolio of Investments (continued)
December 31, 2025
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.8%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	11,371,000	5,844,658
05/25/2053	0.750%	EUR	34,033,000	16,926,521
Total				22,771,179
Hungary 0.2%
Hungary Government International Bond(a)
09/22/2032	6.250%		5,541,000	5,888,879
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,912,672
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		2,609,000	2,605,402
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		3,213,000	3,370,255
Mexico 0.7%
Mexico Government International Bond
03/22/2033	5.375%		3,085,000	3,056,281
05/07/2036	6.000%		3,376,000	3,419,796
Petroleos Mexicanos
01/28/2031	5.950%		2,551,000	2,468,401
06/15/2035	6.625%		1,343,000	1,272,132
09/21/2047	6.750%		5,000,000	4,091,222
01/23/2050	7.690%		6,556,000	5,873,135
Total				20,180,967
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		2,605,000	2,767,660
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,060,000	2,127,536
Romania 0.1%
Romanian Government International Bond(a)
02/10/2037	7.500%		2,394,000	2,645,295
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	2,219,272
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		4,495,000	3,785,199
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%		1,440,000	1,426,155
Total				5,211,354
Turkey 0.1%
Turkiye Government International Bond
02/12/2032	7.125%		4,005,000	4,240,439
United Arab Emirates 0.1%
DP World Ltd.(a)
09/25/2048	5.625%		2,982,000	2,926,383
United Kingdom 0.3%
United Kingdom Gilt(a)
07/22/2057	1.750%	GBP	9,205,000	5,844,144
10/22/2061	0.500%	GBP	8,390,000	2,964,197
Total				8,808,341
Total Foreign Government Obligations (Cost $107,957,340)				105,318,641

Joint Ventures(l) 0.8%
Value ($)
Itasca Park LLC(b),(f),(m),(n),(o)	4,975,665
Itasca Park LLC - Unfunded(b),(f),(m),(n),(o)	17,979,000
Total Joint Ventures (Cost $23,050,000)	22,954,665

Residential Mortgage-Backed Securities - Agency(p) 42.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.226%	27,172,886	2,808,049
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.011%	35,857,915	4,036,637
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	2.011%	42,303,771	5,806,637
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	2.011%	18,268,062	2,281,189
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.574%	20,760,587	20,416,536
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.724%	12,004,091	11,973,090
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.174%	14,096,803	14,389,842
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.674%	16,993,519	17,170,507
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.724%	28,361,871	28,269,525
Federal Home Loan Mortgage Corp.(r)
08/01/2045	3.500%	9,793,739	9,341,135
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	4,282,363	4,133,983
12/01/2051- 03/01/2052	2.500%	34,778,144	29,986,711
05/01/2052	3.000%	21,863,699	19,589,680
09/01/2052- 10/01/2053	5.000%	40,368,432	40,870,297
02/01/2053	4.500%	19,898,619	19,624,943
12/01/2053	5.500%	20,878,664	21,419,592
12/01/2053	6.000%	21,059,736	21,984,790
Series 2024
08/01/2054	5.500%	22,356,170	22,952,010
Federal Home Loan Mortgage Corp.(c),(q)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.802%	203,499	17,353
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.952%	729,314	96,754
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.719%	628,687	66,106
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	2.102%	5,639,907	633,475
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.061%	17,142,066	1,857,387
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	2.061%	8,530,832	1,108,054
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.952%	1,360,627	139,113
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.872%	726,904	76,859
Federal Home Loan Mortgage Corp.(q)
CMO Series 4176 Class BI
03/15/2043	3.500%	678,472	78,929
Federal Home Loan Mortgage Corp. REMICS(c),(q)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	2.352%	18,137,197	2,380,716
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.902%	25,932,570	2,790,539
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	1.902%	16,512,243	1,710,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
17

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2027- 04/01/2052	3.000%	86,082,706	77,464,471
08/01/2043- 05/01/2052	3.500%	61,058,836	57,089,482
05/01/2044- 08/01/2052	4.000%	93,070,283	89,618,821
09/01/2053	5.000%	13,684,777	13,833,021
10/01/2053	5.500%	20,551,833	21,101,827
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,321,533	7,826,097
Federal National Mortgage Association(r)
10/01/2051	2.500%	18,059,029	15,384,661
05/01/2052	3.500%	31,372,431	29,465,070
Federal National Mortgage Association(c),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.911%	1,371,955	144,121
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.161%	1,839,863	225,065
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.011%	993,612	119,321
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.011%	6,685,425	812,358
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.011%	15,030,118	1,671,898
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.161%	7,133,523	849,710
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.111%	6,837,132	842,296
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.161%	6,285,829	850,643
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.161%	12,396,849	1,614,991
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.211%	7,919,680	1,012,788
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.211%	6,222,224	816,742
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.161%	10,580,391	1,182,861
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.061%	23,022,765	2,528,682
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.061%	17,669,454	2,037,348
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.061%	13,267,295	1,797,074
Federal National Mortgage Association(q)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	48,952,096	8,339,866
Federal National Mortgage Association REMICS(c),(q)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.061%	20,789,396	2,257,155
Freddie Mac REMICS(q)
CMO Series 5152 Class XI
11/25/2050	2.500%	49,925,803	7,004,700
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5287 Class NI
05/25/2051	3.500%	23,968,956	4,691,628
Freddie Mac REMICS(c),(q)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	2.076%	19,823,748	1,593,373
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.952%	23,080,135	2,724,072
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.974%	22,939,634	22,987,833
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.974%	20,825,959	20,869,781
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.824%	15,409,743	15,895,532
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.824%	17,033,610	17,618,288
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.194%	14,580,309	14,680,215
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.174%	11,328,477	11,580,022
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.174%	8,699,498	8,971,671
Government National Mortgage Association
04/20/2048	4.500%	5,966,908	5,925,619
08/20/2053	6.000%	9,989,002	10,320,957
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	9,284,962	9,383,128
Government National Mortgage Association(q)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,200,736	211,241
CMO Series 2020-175 Class KI
11/20/2050	2.500%	45,638,592	6,786,641
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-191 Class UG
12/20/2050	3.500%	25,626,320	4,319,385
CMO Series 2021-119 Class QI
07/20/2051	3.000%	25,953,563	4,335,608
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	32,575,451	5,397,703
CMO Series 2021-16 Class KI
01/20/2051	2.500%	31,193,581	4,597,728
CMO Series 2021-179 Class IB
09/20/2051	3.000%	31,743,052	5,589,358
Government National Mortgage Association(c),(q)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.352%	8,181,131	1,043,683
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.352%	9,827,525	1,425,611
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.352%	4,223,872	560,170
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.302%	5,921,782	874,412
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.352%	5,557,290	675,419
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.352%	6,881,835	836,539
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.402%	9,271,500	1,032,190
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.352%	7,349,111	830,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
19

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.302%	5,179,153	596,378
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.352%	14,081,981	2,070,854
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.302%	11,871,865	1,402,682
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.352%	7,098,544	945,271
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.352%	7,630,484	845,931
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.352%	7,473,207	820,057
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.152%	11,675,489	1,319,260
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.302%	8,187,118	919,862
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.302%	8,619,314	1,016,579
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.202%	8,679,451	1,029,166
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.302%	7,874,668	819,351
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.302%	11,263,366	1,560,292
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.202%	23,746,368	2,768,848
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.452%	14,661,663	2,071,192
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.202%	6,073,557	811,285
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.202%	23,112,420	2,651,801
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.302%	8,916,825	1,052,737
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.382%	24,773,621	3,734,908
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	2.202%	22,095,190	2,495,201
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.252%	36,549,336	4,427,455
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.582%	22,091,923	2,258,948
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.352%	20,020,113	2,340,403
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.082%	22,403,741	1,191,906
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.582%	43,203,493	3,506,646
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.202%	34,418,290	4,135,158
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.202%	35,159,519	3,791,792
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.252%	31,735,809	3,793,952
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	2.132%	38,241,850	3,321,706
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.932%	34,986,123	2,719,632
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	2.082%	30,252,884	2,962,417
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	3.232%	45,430,231	5,392,882
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.532%	28,978,507	2,189,404
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.532%	64,921,002	5,344,609
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	1.432%	60,101,636	3,289,206
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	2.032%	22,634,779	1,835,185
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.221%	12,070,383	12,397,631
Government National Mortgage Association TBA(s)
01/22/2056	4.500%	14,000,000	13,634,688
01/22/2056	5.000%	22,000,000	21,948,001
Uniform Mortgage-Backed Security TBA(s)
01/20/2041	3.000%	66,000,000	63,486,328
01/20/2041	3.500%	8,000,000	7,776,280
01/14/2056	4.000%	23,000,000	21,813,765
01/14/2056	4.500%	95,000,000	92,733,506
01/14/2056	5.500%	11,250,000	11,407,304
01/14/2056	6.000%	43,000,000	44,149,281
Total Residential Mortgage-Backed Securities - Agency (Cost $1,229,709,672)			1,210,439,958

Residential Mortgage-Backed Securities - Non-Agency 15.9%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,082,666	4,119,428
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	11,883,072	11,951,731
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	11,920,910	11,963,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
21

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	822,574	683,052
Angel Oak Mortgage Trust(a),(t)
CMO Series 2020-R1 Class M1
04/25/2053	2.781%	3,918,000	3,657,788
Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	7,717,337	7,777,723
Arroyo Mortgage Trust(a),(t)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,032,360	1,017,391
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	442,060	439,510
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	928,669	881,251
CHNGE Mortgage Trust(a),(t)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	10,186,686	10,152,044
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	6,227,800	6,261,742
CIM Trust(a),(h)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,234,489	5,147,024
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,368,759	1,348,744
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	144,632	144,145
COLT Mortgage Loan Trust(a),(t)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,776,923	6,697,706
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,219,413	2,786,360
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,665,295
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	5,972,540	6,026,583
Cross Mortgage Trust(a),(t)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	8,702,144	8,781,049
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	4,892,591	4,933,455
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(t)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	6,205,644
Deephaven Residential Mortgage Trust(a),(t)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	4,891,851	4,391,913
EASY(a),(h)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	8,250,000	8,360,120
Ellington Financial Mortgage Trust(a),(t)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,617,348
FIGRE Trust(a),(t)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,250,957	3,366,738
Figure Line of Credit Trust(a),(t)
CMO Series 2020-1 Class A
09/25/2049	4.040%	985,978	965,633
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.524%	1,687,520	1,693,258
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.624%	10,256,000	11,365,680
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.024%	2,003,068	2,013,711
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	7,480,209	7,246,851
GCAT Trust(a),(t)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	1,560,596	1,544,033
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,631,689	4,480,221
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,750,043	2,620,883
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,206,116
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,392,023
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	16,241,663	16,262,286
GCAT Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,084,831	6,145,734
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	3,343,205	3,349,004
GS Mortgage-Backed Securities Corp. Trust(a),(h)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	9,353,668	9,356,065
GS Mortgage-Backed Securities Trust(a),(h)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	9,416,878	9,415,546
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	4,227,696	4,261,018
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	7,593,901	7,630,626
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,651,903	6,666,184
CMO Series 2025-1 Class A
11/25/2042	6.500%	4,647,693	4,662,686
Imperial Fund Mortgage Trust(a),(t)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,347,891	3,018,694
MFA Trust(a),(t)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,714,547
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,155,472
Mill City Mortgage Loan Trust(a),(h)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,799,657	3,795,757
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,370,430	3,322,070
OBX Trust(a),(t)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,697,258	3,865,723
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	11,911,776	12,012,619
OBX Trust(a),(h)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	5,317,212	5,359,802
PRET LLC(a),(h)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	10,329,549	10,335,232
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	8,259,375	8,289,120
PRKCM Trust(a),(t)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,989,386
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(h)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,118,290	8,124,285
PRPM Trust(a),(t)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	9,227,120	9,313,074
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,481,444	6,482,893
RCO Trust(a),(h)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,512,858	6,481,868
RCO VIII Mortgage LLC(a),(h)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,936,554	3,945,208
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,497,478	8,500,450
SAIF Securitization Trust(a),(h)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,900,034	7,916,827
SG Residential Mortgage Trust(a),(t)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	6,989,646	6,903,847
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,747,017
Starwood Mortgage Residential Trust(a),(t)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,108,705	1,871,117
CMO Series 2022-2 Class A1
02/25/2067	3.168%	2,869,329	2,807,232
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	6,061,089	5,928,516
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,430,801
Towd Point Mortgage Trust(a),(t)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,517,327
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,593,953	7,604,415
Verus Securitization Trust(a),(t)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,116,792	1,849,346
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,006,785	3,515,841
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
23

Portfolio of Investments (continued)
December 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,770,725
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,793,604	5,985,214
CMO Series 2023-1 Class M1
12/25/2067	6.842%	15,257,000	15,213,667
Visio Trust(a),(t)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	174,478	173,306
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $459,621,851)			450,595,994

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(b),(f),(n),(o)	469	7,581
Total Communication Services		7,581
Total Rights (Cost $27)		7,581

Senior Loans 2.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	6.466%	49,373	49,455
Karman Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.172%	461,639	465,102
TransDigm, Inc.(c),(u)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.216%	344,750	345,922
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.216%	20,109	20,188
Total			880,667
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	34,484	34,636
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(c),(u)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	343,000	343,216
Total			377,852
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.853%	200,000	200,562
Clarios Global LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.466%	313,896	315,073
First Brands Group LLC(e),(u)
1st Lien Term Loan
03/30/2027	0.000%	166,397	338
First Brands Group LLC(c),(u),(v)
Debtor in Possession Term Loan
1-month Term SOFR + 8.450% 06/29/2026	5.393%	66,400	11,952
First Brands Group LLC(c),(u)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.843%	190,825	2,194
Total			530,119
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Group, Inc.(c),(u)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.716%	344,770	345,849
Chicago US Midco III LP(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 10/08/2032		54,809	54,878
Chicago US Midco III LP(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/08/2032	6.216%	369,049	369,511
Focus Financial Partners LLC(c),(u)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.216%	288,748	289,158
GTCR Everest Borrower LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.422%	177,004	177,593
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HighTower Holding LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.651%	146,235	146,327
Jefferies Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.500%	188,234	186,822
June Purchaser LLC(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,402
June Purchaser LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.422%	114,846	115,540
Orion Midco Ltd.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.427%	445,614	447,423
Osaic Holdings, Inc.(c),(u)
Term Loan
6-month Term SOFR + 3.000% 07/30/2032	6.595%	213,699	214,460
PEX Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.422%	213,341	213,251
VFH Parent LLC(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.216%	451,812	452,752
Total			3,032,966
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(u)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.250%	55,474	39,017
Covia Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.706%	349,123	346,068
DG Investment Intermediate Holdings 2, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.466%	389,655	389,655
Green Infrastructure Partners, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.422%	426,701	426,701
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Johnstone Supply LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.230%	421,862	423,912
LBM Acquisition LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.584%	343,865	321,978
Madison Safety & Flow LLC(c),(u),(w)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.227%	490,285	493,247
Park River Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.485%	90,373	90,806
Quikrete Holdings, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.966%	343,006	343,880
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.966%	99,746	100,078
Smyrna Ready Mix Concrete LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.716%	420,313	422,415
Specialty Building Products Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	7.566%	117,228	109,051
White Cap Supply Holdings LLC(c),(u)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.966%	249,370	250,325
Total			3,757,133
Cable and Satellite 0.0%
Iridium Communications, Inc.(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.966%	250,000	242,953
Sunrise Financing Partnership(c),(u)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	156,604	157,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
25

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.834%	200,000	156,642
Total			556,651
Chemicals 0.2%
A-AP Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	6.466%	153,121	153,600
Chemours Co. (The)(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.216%	311,153	306,875
Ineos Quattro Holdings UK Ltd.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.066%	3,111,832	2,178,282
Ineos US Finance LLC(c),(u),(w)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	6.966%	1,985,292	1,600,642
1-month Term SOFR + 3.000% 02/07/2031	6.716%	533,950	426,493
Lummus Technology Holdings V LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.216%	196,854	196,925
Olympus Water US Holding Corp.(c),(u)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.672%	468,518	463,992
Qnity Electronics, Inc.(c),(u)
Term Loan
6-month Term SOFR + 2.000% 11/01/2032	5.698%	400,000	401,500
USALCO LLC(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	25,719	25,807
USALCO LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.216%	247,135	247,985
W. R. Grace Holdings LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	6.689%	68,907	68,842
Total			6,070,943
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Columbus McKinnon Corp.(c),(u)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.172%	299,127	299,127
Engineered Machinery Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 11/22/2032	6.922%	62,026	62,366
Total			361,493
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.966%	399,000	400,815
AmSpec Parent LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.172%	149,280	149,280
Arches Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.066%	342,784	343,257
BradyPLUS Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 12/13/2032	7.190%	229,451	226,773
Conservice Midco LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.466%	344,776	345,100
Corporation Service Co.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.716%	233,772	233,578
Cushman & Wakefield US Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.466%	400,000	402,056
Ensemble RCM LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.840%	95,203	95,615
Fleet Midco I Ltd.(b),(c),(u)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	6.792%	120,973	121,427
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Frontdoor, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.966%	398,992	400,987
OMNIA Partners LLC(c),(u),(w)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.455%	398,129	399,339
Prime Security Services Borrower LLC(c),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.129%	427,115	427,543
Raven Acquisition Holdings LLC(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	19,241	19,296
Raven Acquisition Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.716%	268,034	268,787
Rosen International SARL(c),(u)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.922%	468,331	469,282
WW International, Inc.(c),(u)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.489%	250,000	219,107
Total			4,522,242
Consumer Products 0.1%
Bombardier Recreational Products, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.966%	343,015	343,976
Lavender Dutch Borrow BV(c),(u),(w)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032		390,209	392,971
Osmosis Buyer Ltd.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.861%	249,373	249,830
Recess Holdings, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.615%	343,901	345,782
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRAM LLC(c),(u)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.963%	401,904	401,904
Total			1,734,463
Diversified Manufacturing 0.1%
Dynamo Midco BV(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	7.093%	59,251	59,770
EMRLD Borrower LP(c),(u)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.072%	328,003	328,643
Filtration Group Corp.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.466%	383,069	384,824
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.750% 02/15/2029	7.528%	357,999	360,286
Madison IAQ LLC(c),(u)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	343,718	345,189
Tiger Acquisition LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.230%	284,687	285,399
TK Elevator Midco GmbH(c),(u)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.947%	343,061	345,006
WEC US Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.873%	328,586	329,019
Total			2,438,136
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	6.466%	283,601	285,462
Bayonne Energy Center LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.672%	194,559	195,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
27

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(c),(u),(w)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.422%	345,145	346,439
Compass Power Generation LLC(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.966%	53,654	53,962
Constellation Renewables LLC(c),(u)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.822%	400,000	401,168
Cornerstone Generation LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.093%	149,625	150,801
CPV Fairview LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.172%	66,500	66,729
EFS Cogen Holdings I LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.672%	384,981	387,730
Hamilton Projects Acquiror LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.216%	140,225	141,023
Invenergy Thermal Operating I LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	83,044	83,272
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	5,037	5,050
Lackawanna Energy Center LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	6.784%	145,830	146,596
New Frontera Holdings LLC(c),(u)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.434%	250,000	241,875
South Field Energy LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	389,664	392,100
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	23,421	23,567
West Deptford Energy Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 12/30/2031	7.716%	80,629	79,941
Total			3,001,369
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.966%	153,462	154,356
GFL Environmental Services, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.273%	399,000	400,197
Northstar Group Services, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.590%	101,987	102,704
Reworld Holding Corp.(c),(u),(w)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/15/2031		88,196	88,196
Tranche C Term Loan
3-month Term SOFR + 2.250% 01/31/2031		14,332	14,332
Reworld Holding Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.984%	330,929	331,164
Tidal Waste & Recycling Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.422%	358,796	361,039
Total			1,451,988
Finance Companies 0.0%
Red SPV LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.984%	52,237	52,216
Snacking Investments Bidco Pty Ltd.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 10/10/2032	6.838%	411,309	413,365
Total			465,581
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.672%	107,521	107,589
Aramark Intermediate HoldCo Corp.(c),(u)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.471%	350,000	350,262
Aspire Bakeries Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.221%	104,914	105,242
CHG PPC Parent LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.831%	321,835	322,640
Dechra Pharmaceuticals Holdings Ltd.(c),(u)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	398,374	400,740
Froneri International Ltd.(c),(u)
Tranche B6 Term Loan
6-month Term SOFR + 2.250% 08/02/2032	6.122%	300,000	299,886
Golden State Foods LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	7.672%	328,763	330,371
Primo Brands Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	5.922%	492,193	493,384
Sazerac Co., Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.280%	398,692	399,079
Utz Quality Foods LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.172%	300,000	301,125
Total			3,110,318
Gaming 0.1%
Caesars Entertainment, Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.966%	400,000	396,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ECL Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.716%	143,136	142,599
Entain PLC(c),(u)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.922%	394,637	391,926
Fertitta Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.966%	248,708	248,581
Flutter Entertainment PLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	343,000	342,427
3-month Term SOFR + 2.000% 06/04/2032	5.672%	103,574	103,574
HRNI Holdings LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.086%	306,250	295,531
Jack Ohio Finance LLC(c),(u),(w)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.716%	309,550	307,770
Ontario Gaming GTA LP(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.922%	304,942	281,580
Peninsula Pacific Entertainment Development LLC(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 2.375% 08/16/2032	2.375%	22,744	22,801
Peninsula Pacific Entertainment Development LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.422%	97,041	97,284
Scientific Games Holdings LP(c),(u)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.934%	344,750	338,245
Voyager Parent LLC(c),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.750% 07/01/2032	8.422%	166,719	166,632
Total			3,134,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
29

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
CHG Healthcare Services, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 09/29/2028	6.590%	248,750	249,795
Mamba Purchaser, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/14/2031	6.730%	415,961	416,689
Medline Borrower LP(c),(u)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.466%	194,753	195,383
Paradigm Parent LLC(c),(u)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.172%	249,375	218,749
Parexel International, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.466%	330,530	331,426
Resonetics LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.593%	390,046	390,436
Southern Veterinary Partners LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.365%	349,125	348,549
Star Parent, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	343,875	344,143
Surgery Center Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.216%	343,897	345,032
Upstream Newco, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	0.000%	343,718	305,242
US Fertility Enterprises LLC(c),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/10/2032		164,430	164,841
3-month Term SOFR + 3.500% 12/10/2032		24,914	24,976
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WS Audiology A/S(c),(u)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	221,002	222,175
Total			3,557,436
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/31/2032	6.966%	398,897	400,592
Home Construction 0.0%
Construction Partners, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.216%	397,990	400,478
Tecta America Corp.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.466%	345,636	346,631
Total			747,109
Independent Energy 0.0%
Hilcorp Energy I LP(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	5.736%	59,550	59,588
Leisure 0.1%
Alterra Mountain Co.(c),(u)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.216%	77,099	77,388
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.216%	317,923	318,717
Arcis Golf LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.466%	399,061	399,560
Bulldog Purchaser, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.685%	351,206	353,036
Cinemark USA, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.953%	392,793	392,820
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.343%	126,228	124,272
EOC Borrower LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	6.716%	44,775	44,974
TKO Worldwide Holdings LLC(c),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.868%	292,217	293,392
Total			2,004,159
Life Insurance 0.0%
OneDigital Borrower LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.716%	175,845	176,069
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.716%	448,869	449,880
SGH2 LLC(c),(u)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.172%	380,082	381,032
Travel + Leisure Co.(c),(u)
Term Loan
3-month Term SOFR + 2.000% 12/14/2029	5.738%	207,572	207,773
Turquoise Topco Ltd.(c),(u),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032		397,553	392,086
Total			1,430,771
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.287%	246,884	247,716
Creative Artists Agency LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.216%	344,774	345,922
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NEP Group, Inc.(c),(u),(w)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.216%	249,359	227,617
Plano Holdco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	394,987	382,150
Univision Communications, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.081%	394,520	391,068
Total			1,594,473
Midstream 0.1%
AL GCX Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 12/11/2032	5.981%	105,901	105,967
CQP Holdco LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	5.672%	345,640	346,629
GIP Pilot Acquisition Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.935%	340,954	341,322
ITT Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.191%	398,000	399,990
Oryx Midstream Services Permian Basin LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.977%	343,035	344,356
Rockpoint Gas Storage Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.172%	148,500	149,057
WhiteWater DBR Holdco LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	5.938%	307,480	309,017
Total			1,996,338
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.818%	24,587	24,556
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
31

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
19th Holdings Golf LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.134%	248,711	250,266
ACP Tara Holdings, Inc.(c),(u),(w)
Term Loan
3-month Term SOFR + 3.250% 09/17/2032	6.973%	395,748	397,727
Acuren Delaware Holdco, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.466%	220,042	220,920
Apex Group Treasury LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.387%	265,211	248,884
BCP VI Summit Holdings LP(c),(u)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.843%	51,433	51,739
Chrysaor Bidco SARL(c),(u),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	7.144%	402,330	404,844
Citco Funding LLC(c),(u),(w)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.511%	450,000	452,673
Emerald X, Inc.(c),(u),(w)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032		116,927	117,853
EP Wealth Advisors LLC(c),(u)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.672%	400,000	401,000
Hunter Douglas Holding BV(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/20/2032	6.672%	312,579	313,751
Kestra Advisor Services Holdings A, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.716%	398,860	399,247
Mariner Wealth Advisers LLC(c),(u),(w)
Tranche B Term Loan
3-month Term SOFR + 2.250% 12/31/2030		338,280	339,779
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mermaid Bidco, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	7.151%	300,000	300,750
Opal US LLC(c),(u)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.686%	162,584	163,447
Total			4,062,880
Other Industry 0.1%
Artera Services LLC(c),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.172%	281,090	226,103
Brand Industrial Services, Inc.(c),(u)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.354%	16,375	14,886
Catawba Nation Gaming Authority(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/29/2032	8.466%	394,349	403,222
Chariot Buyer LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.466%	368,134	368,671
Grant Thornton Advisors LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.466%	183,809	183,956
MRP Buyer LLC(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.461%	29,285	29,020
MRP Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.922%	229,866	227,784
Pinnacle Buyer LLC(c),(u),(w),(x)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 1.250% 09/10/2032	1.250%	68,548	68,763
Pinnacle Buyer LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/10/2032	6.485%	356,452	357,567
WireCo WorldGroup, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.607%	248,731	248,731
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xplor T1 LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 06/24/2032	7.292%	240,641	240,641
Total			2,369,344
Other REIT 0.0%
OEG Borrower LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.201%	54,861	54,998
Packaging 0.1%
Charter Next Generation, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.500%	293,814	294,232
Clydesdale Acquisition Holdings, Inc.(c),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.891%	347,728	347,787
1-month Term SOFR + 3.250% 04/01/2032	6.966%	99,219	99,086
LC Ahab US Bidco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	6.716%	152,489	152,776
Owens-Brockway Glass Container, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 09/30/2032	6.838%	398,456	401,321
Tosca Services LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.316%	250,722	235,573
Total			1,530,775
Paper 0.0%
Verde Purchaser LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 12/02/2030	7.672%	197,500	197,275
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.216%	133,523	134,524
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.216%	434,658	435,518
AmWINS Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	5.966%	299,244	299,992
Broadstreet Partners, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.466%	195,388	195,953
CRC Insurance Group LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.422%	263,642	263,753
Hub International Ltd.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.120%	393,447	395,312
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.216%	343,897	344,901
USI, Inc.(c),(u)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.922%	397,985	398,765
Total			2,334,194
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.072%	218,603	194,351
Flynn Restaurant Group LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.466%	397,995	399,300
IRB Holding Corp.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.216%	343,050	343,709
Whatabrands LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.216%	442,142	443,185
Total			1,380,545
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
33

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Beach Acquisition Bidco LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.922%	300,000	302,064
Belron Finance 2019 LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.120%	140,506	141,209
Great Outdoors Group LLC(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.966%	391,949	393,908
Harbor Freight Tools USA, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.966%	72,229	71,455
LS Group Opco Acquisition LLC/PropCo(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.311%	374,058	374,058
Mavis Tire Express Services Topco Corp.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.716%	393,270	394,529
PetSmart LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.734%	443,734	441,378
Restoration Hardware, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.331%	298,441	293,965
Total			2,412,566
Technology 0.6%
Access CIG LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/18/2030	7.716%	365,192	351,497
Adeia, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.216%	248,408	249,145
Ahead DB Holdings LLC(c),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/03/2031	6.172%	396,880	396,066
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.172%	347,630	349,441
Ascend Learning LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.716%	385,068	385,961
athenahealth Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.466%	343,848	344,206
Barracuda Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	193,698	156,351
BCPE Pequod Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	6.716%	129,965	130,168
Boxer Parent Co., Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.822%	339,664	338,512
Calabrio, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.835%	160,112	150,505
Central Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.922%	196,508	165,966
Clearwater Analytics LLC(c),(u)
Term Loan
6-month Term SOFR + 2.000% 04/21/2032	6.460%	399,000	398,254
Cloud Software Group, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.922%	237,538	237,688
Cloudera, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.566%	342,875	326,589
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.331%	396,637	396,494
Cornerstone OnDemand, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.581%	397,933	364,109
Cotiviti, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.623%	443,644	425,530
Darktrace Finco US LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.185%	369,447	370,570
Dayforce, Inc.(c),(u),(w)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/07/2032		786,980	784,171
DS Admiral Bidco LLC(c),(u)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.922%	393,459	385,589
Ellucian Holdings, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.466%	279,674	281,072
Flash Charm, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.354%	198,198	184,269
Flash Charm, Inc.(c),(u),(w)
2nd Lien Term Loan
3-month Term SOFR + 6.750% 03/02/2029		100,000	87,000
Fortress Intermediate 3, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.784%	402,749	402,374
Genesys Cloud Services Holdings I LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.216%	383,081	381,886
Icon Parent I, Inc.(c),(u),(w)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.445%	349,529	349,924
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idemia Group SAS(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.922%	393,755	395,724
IGT Holding IV AB(c),(u)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.672%	345,501	347,229
ION Platform Finance US, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.750% 09/30/2032	7.422%	359,324	336,352
KnowBe4, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.590%	139,778	139,692
McAfee Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.716%	344,756	317,069
Mitchell International, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	6.966%	434,510	435,657
Neptune BidCo US, Inc.(c),(u)
Tranche A Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.762%	249,361	245,820
Nielsen Consumer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	5.966%	148,505	148,536
Peraton Corp.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	247,346	229,193
Ping Identity Holding Corp.(c),(u),(w)
Term Loan
3-month Term SOFR + 2.750% 11/15/2032	6.591%	221,836	222,113
PointClickCare Technologies, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.422%	199,000	199,084
Project Alpha Intermediate Holding, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/09/2033	6.922%	398,990	398,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
35

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Boost Purchaser LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.422%	309,892	310,537
Proofpoint, Inc.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.672%	347,762	349,233
Rocket Software, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.466%	396,283	396,061
Sanmina Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 08/07/2032	5.916%	129,062	129,224
Sophos Holdings SARL(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.331%	503,294	503,214
Sovos Compliance LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.966%	343,837	344,618
Storable, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.966%	255,499	256,457
UKG, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.338%	428,216	428,387
Ultra Clean Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.466%	146,728	147,340
Viavi Solutions, Inc.(c),(u),(w)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032		400,000	402,000
Virtusa Corp.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.966%	390,968	391,554
VS Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.090%	349,125	349,998
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
World Wide Technology Holding Co. LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.716%	248,750	248,907
Total			16,065,444
Tobacco 0.0%
Savor Acquisition, Inc.(c),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 02/19/2032		34,562	34,677
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.840%	365,438	366,655
Total			401,332
Transportation Services 0.1%
Apple Bidco LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.216%	393,551	395,464
Beacon Mobility Corp.(c),(u),(w),(x)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	5.490%	33,923	34,072
Beacon Mobility Corp.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	6.922%	247,638	248,722
Brown Group Holding LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.557%	394,509	396,276
First Student Bidco, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	237,532	238,185
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	43,462	43,553
Student Transportation of America Holdings, Inc(c),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		21,155	21,191
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032		28,121	28,168
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Student Transportation of America Holdings, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	6.939%	48,636	48,717
Total			1,454,348
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.216%	346,500	348,752
Total Senior Loans (Cost $81,363,111)			80,164,939

U.S. Government & Agency Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/14/2035	1.630%	20,350,000	15,630,393
Total U.S. Government & Agency Obligations (Cost $16,071,806)			15,630,393

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $9,171,974)	4,183,162

Put Option Contracts Purchased 0.2%

(Cost $7,564,750)	5,976,776

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(m),(y)	143,386,233	143,343,217
Total Money Market Funds (Cost $143,340,873)		143,343,217
Total Investments in Securities (Cost: $3,157,378,376)		3,112,033,438
Other Assets & Liabilities, Net		(282,894,192)
Net Assets		2,829,139,246
At December 31, 2025, securities and/or cash totaling $30,345,530 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,657,578 EUR	23,188,276 USD	Citi	01/27/2026	61,751	—
6,535,183 GBP	8,777,535 USD	Citi	01/27/2026	—	(31,325)
Total				61,751	(31,325)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	1,479	12/2026	EUR	361,966,763	255,224	—
Long Gilt	539	03/2026	GBP	49,248,430	72,952	—
U.S. Long Bond	520	03/2026	USD	60,108,750	15,236	—
U.S. Long Bond	1,298	03/2026	USD	150,040,688	—	(1,376,589)
U.S. Treasury 10-Year Note	4,886	03/2026	USD	549,369,625	—	(3,478,098)
U.S. Treasury 5-Year Note	436	03/2026	USD	47,656,844	76,391	—
U.S. Treasury Ultra Bond	471	03/2026	USD	55,578,000	—	(1,150,990)
Total					419,803	(6,005,677)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
37

Portfolio of Investments (continued)
December 31, 2025
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(497)	03/2026	EUR	(63,402,290)	592,523	—
U.S. Treasury 2-Year Note	(2,686)	03/2026	USD	(560,807,421)	—	(109,755)
U.S. Treasury Ultra 10-Year Note	(881)	03/2026	USD	(101,328,766)	362,807	—
Total					955,330	(109,755)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.50	12/01/2026	1,041,000	699,504
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	956,370
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,348,000	107,348,000	3.50	06/11/2026	1,771,242	708,228
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	28,000,000	28,000,000	3.50	10/29/2026	757,400	266,409
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	110,000,000	110,000,000	3.15	03/31/2026	799,334	247,544
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	3.75	05/14/2026	955,000	831,195
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	112,959,875	112,959,875	3.10	07/09/2026	1,089,498	473,912
Total							9,171,974	4,183,162

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	130,000,000	130,000,000	3.60	05/05/2026	858,000	658,827
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	172,500,000	172,500,000	3.50	02/27/2026	1,121,250	681,599
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	3.35	03/18/2026	797,500	862,950
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	300,000,000	300,000,000	3.40	08/05/2026	4,788,000	3,773,400
Total							7,564,750	5,976,776

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(110,000,000)	(110,000,000)	2.65	03/31/2026	(222,934)	(36,454)

The accompanying Notes to Financial Statements are an integral part of this statement.
38
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	601,808	(2,917)	645,088	—	—	(46,197)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,083,254	(5,250)	2,089,245	—	—	(1,011,241)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,360,850	(4,550)	1,987,710	—	—	(631,410)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	445,338	(2,158)	515,129	—	—	(71,949)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	16,991,326	3,757,469	(9,912)	635,427	—	3,112,130	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	445,338	(2,158)	113,888	—	329,292	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,997,959	884,110	(2,332)	213,876	—	667,902	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,298,060	(4,521)	1,698,409	—	—	(404,870)
Total							9,876,227	(33,798)	7,898,772	—	4,109,324	(2,165,667)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	USD	45,500,000	(213,399)	—	—	—	(213,399)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.852	USD	15,000,000	(1,954,098)	8,750	—	(2,225,826)	280,478	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.852	USD	5,000,000	(651,366)	2,917	—	(740,553)	92,104	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	35.436	USD	9,994,898	(2,210,276)	5,830	—	(1,983,685)	—	(220,761)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	35.436	USD	9,994,898	(2,210,276)	5,830	—	(1,536,629)	—	(667,817)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	38.026	USD	7,202,594	(1,773,677)	4,202	—	(1,353,868)	—	(415,607)
Total								(8,799,693)	27,529	—	(7,840,561)	372,582	(1,304,185)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
39

Portfolio of Investments (continued)
December 31, 2025
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $1,137,179,030, which represents 40.20% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of December 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Represents a security in default.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(i)	Perpetual security with no specified maturity date.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	126,932,999	1,029,460,738	(1,013,052,864)	2,344	143,343,217	(4,386)	6,118,015	143,386,233
Itasca Park LLC
	—	5,071,000	—	(95,335)	4,975,665	—	—	—
Itasca Park LLC - Unfunded
	—	17,979,000	—	—	17,979,000	—	—	—
Total	126,932,999			(92,991)	166,297,882	(4,386)	6,118,015

(n)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $22,962,246, which represents 0.81% of total net assets.

(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $22,962,246, which represents 0.81% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	469	27	7,581
Itasca Park LLC	09/02/2025-12/03/2025	—	5,071,000	4,975,665
Itasca Park LLC - Unfunded	07/28/2025	—	17,979,000	17,979,000
			23,050,027	22,962,246

The accompanying Notes to Financial Statements are an integral part of this statement.
40
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(p)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at December 31, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
01/14/2056 3.000%	(12,000,000)	01/14/2026	(10,652,812)	(10,612,031)

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(s)	Represents a security purchased on a when-issued basis.
(t)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(u)
The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(w)	Represents a security purchased on a forward commitment basis.
(x)
At December 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 5.490%	13,230
Chicago US Midco III LP Delayed Draw Term Loan 10/08/2032	54,809
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.461%	11,648
Peninsula Pacific Entertainment Development LLC Delayed Draw Term Loan 08/16/2032 2.375%	22,744
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 09/10/2032 1.250%	68,548
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	19,241
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	25,719

(y)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
41

Portfolio of Investments (continued)
December 31, 2025
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	68,344	—	68,344
Asset-Backed Securities - Non-Agency	—	260,086,374	16,300,000	276,386,374
Commercial Mortgage-Backed Securities - Non-Agency	—	42,759,391	—	42,759,391
Common Stocks
Communication Services	—	179,775	—	179,775
Total Common Stocks	—	179,775	—	179,775
Convertible Bonds	—	1,392,465	—	1,392,465
Corporate Bonds & Notes	—	752,631,763	—	752,631,763
Foreign Government Obligations	—	105,318,641	—	105,318,641
Joint Ventures	—	—	22,954,665	22,954,665
Residential Mortgage-Backed Securities - Agency	—	1,210,439,958	—	1,210,439,958
The accompanying Notes to Financial Statements are an integral part of this statement.
42
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Residential Mortgage-Backed Securities - Non-Agency	—	450,595,994	—	450,595,994
Rights
Communication Services	—	—	7,581	7,581
Total Rights	—	—	7,581	7,581
Senior Loans	—	80,043,512	121,427	80,164,939
U.S. Government & Agency Obligations	—	15,630,393	—	15,630,393
Call Option Contracts Purchased	—	4,183,162	—	4,183,162
Put Option Contracts Purchased	—	5,976,776	—	5,976,776
Money Market Funds	143,343,217	—	—	143,343,217
Total Investments in Securities	143,343,217	2,929,306,548	39,383,673	3,112,033,438
Forward Sale Commitments	—	(10,612,031)	—	(10,612,031)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	61,751	—	61,751
Futures Contracts	1,375,133	—	—	1,375,133
Swap Contracts	—	4,481,906	—	4,481,906
Liability
Forward Foreign Currency Exchange Contracts	—	(31,325)	—	(31,325)
Futures Contracts	(6,115,432)	—	—	(6,115,432)
Call Option Contracts Written	—	(36,454)	—	(36,454)
Swap Contracts	—	(3,683,251)	—	(3,683,251)
Total	138,602,918	2,919,487,144	39,383,673	3,097,473,735
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 12/31/2025 ($)
Asset-Backed Securities - Non-Agency	-	-	-	-	16,300,000	-	-	-	16,300,000
Joint Ventures	-	-	-	(95,335)	23,050,000	-	-	-	22,954,665
Rights	-	-	-	7,554	27	-	-	-	7,581
Residential Mortgage-Backed Securities - Non-Agency	8,806,909	-	-	-	-	(8,806,909)	-	-	-
Senior Loans	1,106,671	-	(45,425)	51,850	-	(218,778)	123,114	(896,005)	121,427
Total	9,913,580	-	(45,425)	(35,931)	39,350,027	(9,025,687)	123,114	(896,005)	39,383,673
(a) Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2025 was $(87,939), which is comprised of Joint Ventures of $(95,335), Rights of $7,554, and Senior Loans of $(158).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
43

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at December 31, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	16,300,000
Joint Ventures	Market Approach	4,975,665
Joint Ventures	Recent Transaction	17,979,000
Rights
Communication Services	Single Market Quotes from Broker	7,581
Senior Loans	Single Market Quotes from Broker	121,427
Total		39,383,673
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
44
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,974,250,779)	$2,935,575,618
Affiliated issuers (cost $166,390,873)	166,297,882
Option contracts purchased (cost $16,736,724)	10,159,938
Cash	506,039
Cash collateral held at broker for:
Swap contracts	150,000
Other(a)	830,000
Margin deposits on:
Swap contracts	2,431,131
Unrealized appreciation on forward foreign currency exchange contracts	61,751
Unrealized appreciation on swap contracts	4,481,906
Upfront payments on swap contracts	7,898,772
Receivable for:
Investments sold on a delayed delivery basis	10,725,927
Capital shares sold	2,238
Dividends	405,902
Interest	19,321,108
Foreign tax reclaims	5,883
Variation margin for futures contracts	470,298
Variation margin for swap contracts	26,426
Prepaid expenses	11,502
Total assets	3,159,362,321
Liabilities
Option contracts written, at value (premiums received $222,934)	36,454
Forward sale commitments, at value (proceeds receivable $10,652,812)	10,612,031
Unrealized depreciation on forward foreign currency exchange contracts	31,325
Unrealized depreciation on swap contracts	3,469,852
Upfront receipts on swap contracts	7,840,561
Payable for:
Investments purchased on a delayed delivery basis	302,840,566
Capital shares redeemed	2,962,411
Variation margin for futures contracts	1,617,875
Interest on forward sale commitments	13,000
Management services fees	37,348
Distribution and/or service fees	2,223
Service fees	31,734
Compensation of chief compliance officer	459
Compensation of board members	1,659
Other expenses	69,405
Deferred compensation of board members	656,172
Total liabilities	330,223,075
Net assets applicable to outstanding capital stock	$2,829,139,246
Represented by
Paid in capital	3,347,643,438
Total distributable earnings (loss)	(518,504,192)
Total - representing net assets applicable to outstanding capital stock	$2,829,139,246
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
45

Statement of Assets and Liabilities (continued)
December 31, 2025
Class 1
Net assets	$2,308,449,922
Shares outstanding	268,315,713
Net asset value per share	$8.60
Class 2
Net assets	$126,744,833
Shares outstanding	14,805,687
Net asset value per share	$8.56
Class 3
Net assets	$393,944,491
Shares outstanding	45,725,829
Net asset value per share	$8.62

(a)	Includes collateral related to option contracts purchased and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
46
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$6,118,015
Interest	137,505,464
Interfund lending	3,729
Foreign taxes withheld	(30,721)
Total income	143,596,487
Expenses:
Management services fees	13,517,742
Distribution and/or service fees
Class 2	293,131
Class 3	487,422
Service fees	337,185
Custodian fees	67,226
Printing and postage fees	29,036
Accounting services fees	54,065
Legal fees	64,029
Interest on collateral	533,907
Compensation of chief compliance officer	363
Compensation of board members	40,478
Deferred compensation of board members	99,521
Other	58,582
Total expenses	15,582,687
Net investment income	128,013,800
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,634,329)
Investments — affiliated issuers	(4,386)
Foreign currency translations	(2,612)
Forward foreign currency exchange contracts	(84,222)
Futures contracts	(409,800)
Option contracts purchased	(13,138,057)
Option contracts written	2,570,945
Swap contracts	6,893,263
Net realized loss	(11,809,198)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	114,070,034
Investments — affiliated issuers	(92,991)
Foreign currency translations	2,868
Forward sale commitments	(1,277,344)
Forward foreign currency exchange contracts	65,349
Futures contracts	21,492,496
Option contracts purchased	209,857
Option contracts written	186,480
Swap contracts	(6,315,734)
Net change in unrealized appreciation (depreciation)	128,341,015
Net realized and unrealized gain	116,531,817
Net increase in net assets resulting from operations	$244,545,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
47

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$128,013,800	$159,469,386
Net realized loss	(11,809,198)	(37,472,364)
Net change in unrealized appreciation (depreciation)	128,341,015	(41,518,874)
Net increase in net assets resulting from operations	244,545,617	80,478,148
Distributions to shareholders
Net investment income and net realized gains
Class 1	(124,370,754)	(142,665,481)
Class 2	(6,256,200)	(4,512,226)
Class 3	(20,655,727)	(18,298,538)
Total distributions to shareholders	(151,282,681)	(165,476,245)
Decrease in net assets from capital stock activity	(75,032,212)	(556,414,530)
Total increase (decrease) in net assets	18,230,724	(641,412,627)
Net assets at beginning of year	2,810,908,522	3,452,321,149
Net assets at end of year	$2,829,139,246	$2,810,908,522

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,435,363	12,276,612	3,558,580	30,232,673
Distributions reinvested	14,966,396	124,370,754	17,147,293	142,665,481
Shares redeemed	(26,322,910)	(225,775,272)	(87,234,277)	(742,179,333)
Net decrease	(9,921,151)	(89,127,906)	(66,528,404)	(569,281,179)
Class 2
Shares sold	3,449,728	29,461,213	2,762,797	23,380,770
Distributions reinvested	756,493	6,256,200	544,298	4,512,226
Shares redeemed	(2,194,660)	(18,696,858)	(1,026,997)	(8,652,161)
Net increase	2,011,561	17,020,555	2,280,098	19,240,835
Class 3
Shares sold	1,037,744	8,872,887	1,028,655	8,757,055
Distributions reinvested	2,482,660	20,655,727	2,194,069	18,298,538
Shares redeemed	(3,786,532)	(32,453,475)	(3,933,350)	(33,429,779)
Net decrease	(266,128)	(2,924,861)	(710,626)	(6,374,186)
Total net decrease	(8,175,718)	(75,032,212)	(64,958,932)	(556,414,530)
The accompanying Notes to Financial Statements are an integral part of this statement.
48
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
49

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.34	0.39	0.35	0.74	(0.48)	—	(0.48)
Year Ended 12/31/2024	$8.59	0.40	(0.23)	0.17	(0.42)	—	(0.42)
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Class 2
Year Ended 12/31/2025	$8.30	0.37	0.35	0.72	(0.46)	—	(0.46)
Year Ended 12/31/2024	$8.55	0.38	(0.23)	0.15	(0.40)	—	(0.40)
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Class 3
Year Ended 12/31/2025	$8.35	0.38	0.36	0.74	(0.47)	—	(0.47)
Year Ended 12/31/2024	$8.60	0.39	(0.23)	0.16	(0.41)	—	(0.41)
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 3	0.02%	0.02%	0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
50
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$8.60	9.06%	0.53% (c)	0.53% (c)	4.58%	214%	$2,308,450
Year Ended 12/31/2024	$8.34	1.97%	0.52% (c)	0.52% (c)	4.70%	212%	$2,320,609
Year Ended 12/31/2023	$8.59	6.34%	0.51% (c)	0.51% (c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06% )	0.50% (c)	0.50% (c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24% )	0.49% (c)	0.49% (c)	2.81%	204%	$3,734,781
Class 2
Year Ended 12/31/2025	$8.56	8.84%	0.78% (c)	0.78% (c)	4.33%	214%	$126,745
Year Ended 12/31/2024	$8.30	1.73%	0.77% (c)	0.77% (c)	4.44%	212%	$106,209
Year Ended 12/31/2023	$8.55	5.96%	0.76% (c)	0.76% (c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20% )	0.75% (c)	0.75% (c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49% )	0.74% (c)	0.74% (c)	2.56%	204%	$80,859
Class 3
Year Ended 12/31/2025	$8.62	9.04%	0.65% (c)	0.65% (c)	4.45%	214%	$393,944
Year Ended 12/31/2024	$8.35	1.85%	0.65% (c)	0.65% (c)	4.58%	212%	$384,090
Year Ended 12/31/2023	$8.60	6.19%	0.63% (c)	0.63% (c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17% )	0.62% (c)	0.62% (c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35% )	0.61% (c)	0.61% (c)	2.69%	204%	$543,892
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
51

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
52
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
53

Notes to Financial Statements (continued)
December 31, 2025
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in
54
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
55

Notes to Financial Statements (continued)
December 31, 2025
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
56
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
57

Notes to Financial Statements (continued)
December 31, 2025
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
58
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,481,906 *
Credit risk	Upfront payments on swap contracts	7,898,772
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	61,751
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,375,133 *
Interest rate risk	Investments, at value — Option contracts purchased	10,159,938
Total		23,977,500

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,683,251 *
Credit risk	Upfront receipts on swap contracts	7,840,561
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	31,325
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	6,115,432 *
Interest rate risk	Option contracts written, at value	36,454
Total		17,707,023

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
59

Notes to Financial Statements (continued)
December 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	1,018,944	1,018,944
Foreign exchange risk	(84,222)	—	—	—	—	(84,222)
Interest rate risk	—	(409,800)	(13,138,057)	2,570,945	5,874,319	(5,102,593)
Total	(84,222)	(409,800)	(13,138,057)	2,570,945	6,893,263	(4,167,871)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(503,334)	(503,334)
Foreign exchange risk	65,349	—	—	—	—	65,349
Interest rate risk	—	21,492,496	209,857	186,480	(5,812,400)	16,076,433
Total	65,349	21,492,496	209,857	186,480	(6,315,734)	15,638,448
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,310,590,030
Futures contracts — short	679,806,273
Credit default swap contracts — buy protection	73,585,680
Credit default swap contracts — sell protection	61,437,416

Derivative instrument	Average value ($)
Option contracts purchased	9,699,415
Option contracts written	(184,120)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	38,589	(39,496)
Interest rate swap contracts	773,694	—
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
60
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
61

Notes to Financial Statements (continued)
December 31, 2025
interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $23,050,000 to Itasca Park LLC of which $5,071,000 has been funded and $17,979,000 remains unfunded for the year ended December 31, 2025.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
62
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Citi (a)	Citi (a)	Goldman Sachs International	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Total
Assets
Centrally cleared credit default swap contracts (b)	$-	-	-	-	-	26,426	26,426
Forward foreign currency exchange contracts	61,751	-	-	-	-	-	61,751
Call option contracts purchased	699,504	-	-	-	3,483,658	-	4,183,162
Put option contracts purchased	658,827	-	1,544,549	-	3,773,400	-	5,976,776
OTC credit default swap contracts (c)	-	4,722,043	887,711	4,190,737	2,580,187	-	12,380,678
Total assets	1,420,082	4,722,043	2,432,260	4,190,737	9,837,245	26,426	22,628,793
Liabilities
Forward foreign currency exchange contracts	31,325	-	-	-	-	-	31,325
Call option contracts written	-	-	-	-	36,454	-	36,454
OTC credit default swap contracts (c)	-	1,688,848	3,038,328	4,408,892	2,174,345	-	11,310,413
Total liabilities	31,325	1,688,848	3,038,328	4,408,892	2,210,799	-	11,378,192
Total financial and derivative net assets	1,388,757	3,033,195	(606,068)	(218,155)	7,626,446	26,426	11,250,601
Total collateral received (pledged) (d)	1,336,500	3,033,195	(606,068)	(150,000)	7,626,446	-	11,240,073
Net amount (e)	$52,257	-	-	(68,155)	-	26,426	10,528

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
63

Notes to Financial Statements (continued)
December 31, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal
64
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
65

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.53
Class 2	0.78
Class 3	0.655
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards and trustees’ deferred compensation.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(57,172)	57,172	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
66
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
151,282,681	—	151,282,681	165,476,245	—	165,476,245
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
127,497,321	—	(587,404,612)	(57,943,595)
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,155,475,541	57,632,772	(115,576,367)	(57,943,595)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(205,315,780)	(382,088,832)	(587,404,612)	17,016,109
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,438,687,210 and $6,579,307,626, respectively, for the year ended December 31, 2025, of which $5,369,454,779 and $5,344,041,900, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
67

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,450,000	4.85	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
68
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025
69

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Intermediate Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, issuer of a privately offered security, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
70
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7012_12_E01_(02/26)

Variable Portfolio – Managed Volatility Moderate Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
03/26/2034	5.300%	796,000	824,481
Boeing Co. (The)
08/01/2059	3.950%	852,000	602,985
05/01/2060	5.930%	100,000	98,091
L3Harris Technologies, Inc.
06/01/2034	5.350%	334,000	345,604
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	175,106
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	345,398
10/15/2047	4.030%	295,000	237,087
Raytheon Technologies Corp.
02/27/2053	5.375%	319,000	306,274
United Technologies Corp.
07/15/2038	6.125%	380,000	416,007
11/01/2046	3.750%	70,000	54,310
Total			3,405,343
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	1,075,000	863,247
Citigroup, Inc.
07/23/2048	4.650%	230,000	203,154
Citigroup, Inc.(b)
Subordinated
02/13/2035	5.827%	205,000	213,232
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	280,260
01/28/2056	5.734%	410,000	415,352
HSBC Holdings PLC(b)
11/06/2036	5.133%	312,000	312,648
Subordinated
09/10/2036	5.741%	200,000	205,733
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	1,120,000	902,332
Morgan Stanley(b)
01/18/2036	5.587%	88,000	92,009
04/17/2036	5.664%	399,000	419,486
10/22/2036	4.892%	418,000	414,630
Wells Fargo & Co.(b)
04/04/2051	5.013%	595,000	544,649
Total			4,866,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	230,000	235,968
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	318,000	191,131
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	730,000	600,857
Comcast Corp.
05/15/2053	5.350%	191,000	171,524
11/01/2056	2.937%	730,000	410,522
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	277,637
Total			1,651,671
Chemicals 0.0%
Dow Chemical Co. (The)
03/15/2055	5.950%	135,000	122,696
LYB International Finance III LLC
04/01/2051	3.625%	565,000	365,051
Total			487,747
Construction Machinery 0.0%
Caterpillar, Inc.
05/15/2035	5.200%	336,000	348,760
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	181,837
Total			530,597
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	307,106
Siemens Funding BV(a)
05/28/2035	5.200%	239,000	247,948
Total			555,054
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	489,959
05/15/2051	3.450%	235,000	159,052
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	121,000	121,967
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	77,000	76,981
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	172,528
03/15/2055	5.500%	195,000	189,346
Dominion Energy, Inc.
03/15/2035	5.450%	140,000	143,549
Duke Energy Carolinas LLC
03/15/2052	3.550%	290,000	208,573
Duke Energy Indiana LLC
04/01/2050	2.750%	195,000	121,856
04/01/2053	5.400%	674,000	641,273
Entergy Louisiana LLC
03/15/2055	5.800%	125,000	125,796
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	102,671
Eversource Energy
07/15/2034	5.950%	340,000	359,577
Exelon Corp.
03/15/2052	4.100%	1,069,000	825,051
FirstEnergy Corp.
03/01/2050	3.400%	178,000	123,065
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	80,236
Florida Power & Light Co.
03/15/2055	5.700%	134,000	136,061
Jersey Central Power & Light Co.
01/15/2035	5.100%	161,000	162,979
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	127,936
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	755,000	781,396
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	200,000	147,043
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	406,434
Virginia Electric and Power Co.
04/01/2053	5.450%	466,000	444,501
Xcel Energy, Inc.
12/01/2049	3.500%	525,000	376,986
Total			6,524,816
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	627,709
Bacardi Ltd.(a)
05/15/2038	5.150%	636,000	603,851
05/15/2048	5.300%	246,000	219,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi-Martini BV(a)
02/01/2035	6.000%	225,000	233,826
Campbell Soup Co.
04/24/2050	3.125%	32,000	20,915
Conagra Brands, Inc.
11/01/2048	5.400%	125,000	112,177
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	55,000	44,434
Kraft Heinz Foods Co.
06/01/2046	4.375%	103,000	85,162
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	425,000	389,689
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	124,377
Total			2,461,325
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	95,000	96,952
Cigna Corp.
03/15/2050	3.400%	402,000	281,285
CVS Health Corp.
07/20/2045	5.125%	730,000	659,895
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	120,000	124,760
12/15/2035	4.950%	121,000	120,899
HCA, Inc.
03/15/2052	4.625%	634,000	517,283
Total			1,801,074
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
04/15/2054	5.375%	1,058,000	999,615
06/15/2055	5.950%	127,000	130,655
Total			1,130,270
Independent Energy 0.0%
APA Corp.
02/15/2055	6.750%	187,000	186,680
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	112,865
Diamondback Energy, Inc.
04/18/2064	5.900%	172,000	162,915
Occidental Petroleum Corp.
10/01/2054	6.050%	454,000	432,910
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.
05/19/2035	6.000%	93,000	96,918
Total			992,288
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	469,000	300,363
Total Capital International SA
06/29/2060	3.386%	80,000	52,031
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	203,072
09/10/2064	5.425%	90,000	84,317
Total			639,783
Life Insurance 0.0%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	600,000	445,342
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	148,000	157,725
09/30/2059	3.625%	274,000	191,715
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	100,000	105,307
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	141,295
05/15/2050	3.300%	283,000	194,312
Total			1,235,696
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	105,902
Meta Platforms, Inc.
05/15/2063	5.750%	275,000	264,260
11/15/2065	5.750%	536,000	512,030
Total			882,192
Midstream 0.0%
Enbridge, Inc.
04/05/2034	5.625%	245,000	255,844
Energy Transfer LP
05/15/2054	5.950%	438,000	415,603
09/01/2054	6.050%	150,000	144,343
Enterprise Products Operating LLC
02/16/2055	5.550%	205,000	198,800
MPLX LP
03/14/2052	4.950%	311,000	261,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	72,000	61,321
Western Gas Partners LP
03/01/2048	5.300%	241,000	207,982
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	328,383
Total			1,874,040
Natural Gas 0.0%
NiSource, Inc.
02/15/2044	4.800%	249,000	224,143
05/15/2047	4.375%	170,000	141,129
04/01/2055	5.850%	200,000	199,483
Southern California Gas Co.
04/01/2054	5.600%	135,000	132,514
Total			697,269
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	516,000	460,295
Amgen, Inc.
02/22/2062	4.400%	65,000	50,799
03/02/2063	5.750%	678,000	662,209
Bristol Myers Squibb Co.
03/15/2052	3.700%	375,000	275,702
Eli Lilly & Co.
10/15/2065	5.650%	305,000	307,775
Johnson & Johnson
03/03/2047	3.750%	290,000	234,002
Merck & Co, Inc.
09/15/2055	5.700%	400,000	404,358
Merck & Co., Inc.
12/04/2055	5.550%	390,000	385,473
Pfizer, Inc.
12/15/2046	4.125%	613,000	505,975
Total			3,286,588
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	185,000	142,575
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	687,000	678,355
Canadian Pacific Railway Co.
12/02/2051	3.100%	165,000	109,698
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/25/2051	2.900%	245,000	154,387
08/15/2052	4.050%	369,000	286,767
Union Pacific Corp.
02/05/2050	3.250%	713,000	493,434
Total			1,722,641
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	187,565
04/01/2050	4.200%	115,000	92,669
Total			280,234
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	831,000	557,809
Lowe’s Companies, Inc.
04/01/2052	4.250%	553,000	435,856
04/01/2062	4.450%	180,000	141,176
Walmart, Inc.
09/22/2051	2.650%	160,000	100,889
Total			1,235,730
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	338,000	322,183
Technology 0.1%
Alphabet, Inc.
11/15/2055	5.450%	460,000	451,631
05/15/2065	5.300%	128,000	120,436
Apple, Inc.
02/08/2051	2.650%	801,000	496,125
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	632,130
Cisco Systems, Inc.
02/24/2055	5.500%	140,000	138,485
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	200,000	205,691
01/25/2038	6.400%	200,000	213,124
Intel Corp.
08/12/2051	3.050%	585,000	359,504
International Business Machines Corp.
02/10/2055	5.700%	220,000	216,894
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	162,952
02/15/2042	3.125%	169,000	123,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/2046	4.000%	385,000	267,335
04/01/2050	3.600%	449,000	279,484
02/06/2053	5.550%	543,000	451,773
Total			4,118,865
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	278,608
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	146,839
FedEx Corp.
04/01/2046	4.550%	305,000	256,800
United Parcel Service, Inc.
05/14/2065	6.050%	300,000	309,581
Total			713,220
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	94,782
T-Mobile USA, Inc.
01/15/2056	5.700%	342,000	333,605
Vodafone Group PLC
06/28/2064	5.875%	240,000	232,447
Total			660,834
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,455,000	1,001,501
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	669,475
Total			1,670,976
Total Corporate Bonds & Notes (Cost $46,532,422)			44,404,319
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025

Equity Funds 47.2%
	Shares	Value ($)
International 14.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	42,065,414	752,550,255
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	31,731,287	399,179,589
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	18,790,465	245,779,282
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	17,881,689	238,899,361
Total		1,636,408,487
U.S. Large Cap 29.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	3,041,463	193,224,165
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	4,616,610	597,712,459
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	5,562,804	316,301,047
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	22,150,105	595,616,311
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	5,738,740	321,599,007
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(c),(d)	3,246,042	264,617,372
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	6,104,477	269,512,650
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(c),(d)	5,204,049	267,904,453
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	3,829,644	265,241,134
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	5,695,012	296,994,885
Total		3,388,723,483
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	701,377	45,344,055
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	984,521	46,607,208
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	653,458	33,927,554
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	572,303	33,187,823
Total		159,066,640
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	2,558,226	32,361,560
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	2,101,822	31,485,296
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	2,267,226	84,748,898
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	2,024,370	85,428,424
Total		234,024,178
Total Equity Funds (Cost $3,124,130,446)		5,418,222,788

Exchange-Traded Equity Funds 5.9%

U.S. Mid Large Cap 5.9%
iShares Core S&P 500 ETF	495,000	339,045,300
Vanguard S&P 500 ETF	540,000	338,650,200
Total		677,695,500
Total Exchange-Traded Equity Funds (Cost $611,547,845)		677,695,500

Exchange-Traded Fixed Income Funds 3.3%

Investment Grade 3.3%
iShares Core U.S. Aggregate Bond ETF	2,485,000	248,201,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	550,790	60,691,550
Vanguard Intermediate-Term Corporate Bond ETF	816,600	68,390,250
Total		377,283,600
Total Exchange-Traded Fixed Income Funds (Cost $376,802,051)		377,283,600

Fixed Income Funds 25.5%

Investment Grade 25.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(c)	33,869,127	265,872,649
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	66,104,909	568,502,222
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	8,813,825	83,819,477
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	24,504,184	173,979,703
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	18,797,392	175,943,586
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	46,766,632	435,397,345
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	61,112,300	568,955,512
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	66,992,933	653,851,022
Total		2,926,321,516
Total Fixed Income Funds (Cost $3,289,044,613)		2,926,321,516

Residential Mortgage-Backed Securities - Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
01/20/2041- 01/14/2056	3.000%	90,302,000	80,904,609
01/20/2041- 01/14/2056	3.500%	105,050,000	98,188,312
01/20/2041- 01/14/2056	4.000%	143,530,000	137,502,435
01/14/2056	4.500%	267,100,000	260,727,574
01/14/2056	5.000%	77,900,000	77,680,906
Total Residential Mortgage-Backed Securities - Agency (Cost $655,444,434)			655,003,836

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2045	4.750%	909,000	905,449
05/15/2045	5.000%	614,000	631,173
08/15/2045	4.875%	582,000	588,456
11/15/2045	4.625%	116,000	113,499
Total U.S. Treasury Obligations (Cost $2,226,000)			2,238,577

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $929,685)	810,040

Put Option Contracts Purchased 0.8%

(Cost $113,424,081)	94,739,375

Money Market Funds 15.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(f)	1,833,989,380	1,833,439,183
Total Money Market Funds (Cost $1,833,486,840)		1,833,439,183
Total Investments in Securities (Cost: $10,053,568,417)		12,030,158,734
Other Assets & Liabilities, Net		(544,955,653)
Net Assets		11,485,203,081
At December 31, 2025, securities and/or cash totaling $129,431,036 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
55,000,000 CAD	39,471,821 USD	Barclays	01/28/2026	—	(642,614)
13,000,000 GBP	17,488,595 USD	Barclays	01/28/2026	—	(34,257)
18,596,320 USD	32,000,000 NZD	Barclays	01/28/2026	—	(153,429)
8,500,000 CAD	6,155,771 USD	Citi	01/28/2026	—	(43,733)
9,000,000 NZD	5,201,340 USD	Citi	01/28/2026	14,277	—
175,000,000 SEK	19,002,592 USD	Citi	01/28/2026	—	(29,690)
28,617,034 USD	22,500,000 CHF	Citi	01/28/2026	—	(138,428)
262,497,302 USD	40,500,000,000 JPY	Citi	01/28/2026	—	(3,394,583)
21,319,916 USD	200,000,000 SEK	Citi	01/28/2026	431,264	—
280,000,000 SEK	30,510,395 USD	Goldman Sachs International	01/28/2026	58,744	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
339,000,000 SEK	36,034,887 USD	Goldman Sachs International	01/28/2026	—	(833,363)
6,743,484 USD	5,000,000 GBP	Goldman Sachs International	01/28/2026	—	(3,926)
6,966,115 USD	12,000,000 NZD	Goldman Sachs International	01/28/2026	—	(50,031)
37,000,000 GBP	49,566,125 USD	HSBC	01/28/2026	—	(306,607)
73,000,000 NZD	41,991,425 USD	HSBC	01/28/2026	—	(81,419)
10,489,038 USD	9,000,000 EUR	HSBC	01/28/2026	99,699	—
10,907,020 USD	1,700,000,000 JPY	HSBC	01/28/2026	—	(31,103)
87,500,000 CHF	109,791,921 USD	JPMorgan	01/28/2026	—	(958,215)
14,057,357 USD	2,200,000,000 JPY	JPMorgan	01/28/2026	17,358	—
45,500,000 EUR	53,097,817 USD	Morgan Stanley	01/28/2026	—	(434,131)
45,000,000 SEK	4,857,960 USD	Morgan Stanley	01/28/2026	—	(36,056)
11,923,623 USD	9,000,000 GBP	Morgan Stanley	01/28/2026	207,582	—
7,734,958 USD	1,200,000,000 JPY	Morgan Stanley	01/28/2026	—	(57,840)
5,804,170 USD	10,000,000 NZD	Morgan Stanley	01/28/2026	—	(40,767)
13,500,000 GBP	17,974,656 USD	UBS	01/28/2026	—	(222,152)
49,327,127 USD	39,000,000 CHF	UBS	01/28/2026	35,791	—
40,114,357 USD	34,000,000 EUR	UBS	01/28/2026	—	(112,462)
146,579,450 USD	1,483,000,000 NOK	UBS	01/28/2026	554,532	—
6,000,000 CAD	4,386,917 USD	Wells Fargo	01/28/2026	10,797	—
23,000,000 CAD	16,750,824 USD	Wells Fargo	01/28/2026	—	(24,303)
4,000,000 EUR	4,713,830 USD	Wells Fargo	01/28/2026	7,724	—
750,000,000 JPY	4,861,859 USD	Wells Fargo	01/28/2026	63,661	—
166,001,396 USD	253,000,000 AUD	Wells Fargo	01/28/2026	2,861,430	—
4,013,336 USD	6,000,000 AUD	Wells Fargo	01/28/2026	—	(8,684)
17,430,279 USD	14,000,000 CHF	Wells Fargo	01/28/2026	289,743	—
58,309,408 USD	46,000,000 CHF	Wells Fargo	01/28/2026	—	(86,479)
Total				4,652,602	(7,724,272)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	213	01/2026	EUR	17,368,020	42,823	—
FTSE 100 Index	435	03/2026	GBP	43,243,350	713,355	—
IBEX 35 Index	47	01/2026	EUR	8,121,365	166,303	—
MSCI Singapore Index	224	01/2026	SGD	9,984,800	—	(12,723)
NASDAQ 100 Index E-mini	205	03/2026	USD	104,372,675	—	(46,624)
OMXS30 Index	1,800	01/2026	SEK	521,145,000	1,080,109	—
S&P 500 Index E-mini	1,876	03/2026	USD	646,516,500	1,062,711	—
S&P 500 Index E-mini	167	03/2026	USD	57,552,375	—	(424,832)
S&P/TSX 60 Index	300	03/2026	CAD	111,714,000	364,703	—
SPI 200 Index	157	03/2026	AUD	34,053,300	138,569	—
SPI 200 Index	25	03/2026	AUD	5,422,500	—	(5,865)
TOPIX Index	412	03/2026	JPY	14,063,620,000	605,084	—
U.S. Long Bond	8	03/2026	USD	924,750	2,484	—
U.S. Long Bond	64	03/2026	USD	7,398,000	—	(64,698)
U.S. Treasury 10-Year Note	764	03/2026	USD	85,902,250	—	(348,197)
U.S. Treasury 2-Year Note	988	03/2026	USD	206,283,593	72,558	—
U.S. Treasury 5-Year Note	210	03/2026	USD	22,953,984	35,950	—
U.S. Treasury 5-Year Note	2,277	03/2026	USD	248,886,775	—	(340,735)
U.S. Treasury Ultra Bond	8	03/2026	USD	944,000	—	(16)
Total					4,284,649	(1,243,690)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
9

Portfolio of Investments (continued)
December 31, 2025
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(6)	03/2026	EUR	(3,703,500)	—	(53,350)
Euro STOXX 50 Index	(52)	03/2026	EUR	(3,037,320)	—	(42,856)
FTSE/MIB Index	(100)	03/2026	EUR	(22,526,500)	—	(444,818)
Russell 2000 Index E-mini	(60)	03/2026	USD	(7,494,000)	226,951	—
S&P Mid 400 Index E-mini	(15)	03/2026	USD	(4,987,800)	77,813	—
U.S. Treasury 10-Year Note	(21)	03/2026	USD	(2,361,188)	16,219	—
U.S. Treasury 10-Year Note	(2)	03/2026	USD	(224,875)	—	(128)
U.S. Treasury 5-Year Note	(2)	03/2026	USD	(218,609)	75	—
U.S. Treasury Ultra Bond	(23)	03/2026	USD	(2,714,000)	47,824	—
Total					368,882	(541,152)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	38,334,800	56	6,940.00	03/20/2026	929,685	810,040

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	924,142,500	1,350	5,300.00	12/17/2027	34,692,825	27,330,750
S&P 500 Index	Morgan Stanley	USD	920,719,750	1,345	5,200.00	12/17/2027	32,273,972	25,420,500
S&P 500 Index	Morgan Stanley	USD	684,550,000	1,000	5,400.00	12/17/2027	25,562,519	21,675,000
S&P 500 Index	Morgan Stanley	USD	598,981,250	875	5,500.00	12/17/2027	20,894,765	20,313,125
Total							113,424,081	94,739,375

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(38,334,800)	(56)	6,940.00	03/20/2026	(979,915)	(1,076,320)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $4,798,739, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	1,932,232,652	3,780,167,007	(3,878,850,845)	(109,631)	1,833,439,183	—	(44,532)	79,257,535	1,833,989,380
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	201,470,575	2,482	(10,624,720)	2,375,828	193,224,165	—	29,776,299	—	3,041,463
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	258,499,998	(2,102,358)	9,475,009	265,872,649	—	93,625	—	33,869,127
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	625,676,132	12,153	(33,750,197)	5,774,371	597,712,459	—	78,043,696	—	4,616,610
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	596,117,573	30,980,580	(93,267,991)	34,672,060	568,502,222	—	(15,035,491)	30,976,038	66,104,909
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	322,226,842	10,388,426	(15,655,485)	(658,736)	316,301,047	—	48,194,445	—	5,562,804
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	185,869,316	7,495,448	(115,489,817)	5,944,530	83,819,477	—	(5,102,833)	7,495,293	8,813,825
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	354,612,787	19,435,542	(278,458,760)	78,390,134	173,979,703	—	(83,372,110)	19,411,899	24,504,184
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,324,173	16,106,538	(207,349,196)	181,468,740	752,550,255	—	52,320,569	16,106,538	42,065,414
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	629,172,910	10,870	(66,319,084)	32,751,615	595,616,311	—	49,473,659	—	22,150,105
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	314,622,303	6,131,238	(39,259,550)	40,105,016	321,599,007	—	38,361,749	—	5,738,740
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	47,405,102	2,680	(2,821,948)	758,221	45,344,055	—	6,139,504	—	701,377
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	47,292,310	3,291	(2,863,731)	2,175,338	46,607,208	—	4,147,211	—	984,521
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	32,927,093	5,895,358	(4,877,117)	(1,583,774)	32,361,560	5,496,027	394,793	397,617	2,558,226
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	32,905,023	4,360,819	(5,495,297)	(285,249)	31,485,296	4,357,637	2,574,498	—	2,101,822
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	183,753,146	3,957,326	(26,716,259)	14,949,373	175,943,586	—	(3,068,562)	3,955,296	18,797,392
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	456,923,660	13,977,651	(65,088,690)	29,584,724	435,397,345	—	(11,628,611)	13,975,891	46,766,632
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	278,174,475	7,007	(13,123,876)	(440,234)	264,617,372	—	36,153,607	—	3,246,042
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,939,640	—	(16,075,924)	15,648,934	269,512,650	—	16,228,261	—	6,104,477
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	596,007,956	27,064,901	(78,006,461)	23,889,116	568,955,512	—	(8,627,221)	27,059,737	61,112,300
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	47,296,977	1,601	(5,800,618)	(7,570,406)	33,927,554	—	8,813,752	—	653,458
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	272,420,305	—	(24,443,899)	19,928,047	267,904,453	—	29,685,376	—	5,204,049
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	47,734,297	2,393	(6,395,690)	(8,153,177)	33,187,823	—	13,057,723	—	572,303
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	280,673,442	10,330	(46,375,088)	30,932,450	265,241,134	—	13,187,911	—	3,829,644
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	685,570,605	35,421,551	(90,589,104)	23,447,970	653,851,022	—	(9,922,019)	35,418,903	66,992,933
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	309,776,692	3,216	(15,200,484)	2,415,461	296,994,885	—	35,920,993	—	5,695,012
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
11

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	407,025,179	22,277,164	(83,998,249)	53,875,495	399,179,589	15,973,291	15,221,354	6,303,873	31,731,287
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	242,485,970	3,760,522	(33,730,073)	33,262,863	245,779,282	1,880,070	3,710,719	1,880,453	18,790,465
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,405,374	7,785,534	(65,640,108)	49,348,561	238,899,361	586,787	19,241,954	7,198,747	17,881,689
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	86,407,200	10,128	(3,523,837)	1,855,407	84,748,898	—	5,143,164	—	2,267,226
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	86,415,582	10,741	(4,224,750)	3,226,851	85,428,424	—	3,126,903	—	2,024,370
Total	10,582,865,291			677,454,907	10,177,983,487	28,293,812	372,210,386	249,437,820

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	44,404,319	—	—	44,404,319
Equity Funds	—	—	—	5,418,222,788	5,418,222,788
Exchange-Traded Equity Funds	677,695,500	—	—	—	677,695,500
Exchange-Traded Fixed Income Funds	377,283,600	—	—	—	377,283,600
Fixed Income Funds	—	—	—	2,926,321,516	2,926,321,516
Residential Mortgage-Backed Securities - Agency	—	655,003,836	—	—	655,003,836
U.S. Treasury Obligations	—	2,238,577	—	—	2,238,577
Call Option Contracts Purchased	810,040	—	—	—	810,040
Put Option Contracts Purchased	94,739,375	—	—	—	94,739,375
Money Market Funds	1,833,439,183	—	—	—	1,833,439,183
Total Investments in Securities	2,983,967,698	701,646,732	—	8,344,544,304	12,030,158,734
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,652,602	—	—	4,652,602
Futures Contracts	4,653,531	—	—	—	4,653,531
Liability
Forward Foreign Currency Exchange Contracts	—	(7,724,272)	—	—	(7,724,272)
Futures Contracts	(1,784,842)	—	—	—	(1,784,842)
Put Option Contracts Written	(1,076,320)	—	—	—	(1,076,320)
Total	2,985,760,067	698,575,062	—	8,344,544,304	12,028,879,433
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
13

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,692,552,752)	$1,756,625,832
Affiliated issuers (cost $8,246,661,899)	10,177,983,487
Option contracts purchased (cost $114,353,766)	95,549,415
Cash collateral held at broker for:
TBA	162,642
Other(a)	50,500,000
Margin deposits on:
Futures contracts	78,768,395
Unrealized appreciation on forward foreign currency exchange contracts	4,652,602
Receivable for:
Investments sold	9,631,819
Investments sold on a delayed delivery basis	207,075,242
Capital shares sold	225
Dividends	6,055,177
Interest	1,701,275
Variation margin for futures contracts	130,094
Prepaid expenses	36,714
Total assets	12,388,872,919
Liabilities
Option contracts written, at value (premiums received $979,915)	1,076,320
Unrealized depreciation on forward foreign currency exchange contracts	7,724,272
Payable for:
Investments purchased	8,964,582
Investments purchased on a delayed delivery basis	864,148,751
Capital shares redeemed	12,360,088
Variation margin for futures contracts	7,654,160
Management services fees	57,905
Distribution and/or service fees	78,931
Service fees	589,533
Compensation of chief compliance officer	1,877
Compensation of board members	5,539
Other expenses	93,684
Deferred compensation of board members	914,196
Total liabilities	903,669,838
Net assets applicable to outstanding capital stock	$11,485,203,081
Represented by
Trust capital	$11,485,203,081
Total - representing net assets applicable to outstanding capital stock	$11,485,203,081
Class 1
Net assets	$29,946,423
Shares outstanding	1,395,631
Net asset value per share	$21.46
Class 2
Net assets	$11,455,256,658
Shares outstanding	542,257,330
Net asset value per share	$21.13

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$25,769,598
Dividends — affiliated issuers	249,437,820
Interest	5,119,677
Total income	280,327,095
Expenses:
Management services fees	20,805,748
Distribution and/or service fees
Class 2	28,828,550
Service fees	6,936,993
Custodian fees	61,818
Printing and postage fees	36,297
Accounting services fees	32,423
Legal fees	208,924
Interest on collateral	105,333
Compensation of chief compliance officer	1,805
Compensation of board members	132,995
Deferred compensation of board members	142,858
Other	142,961
Total expenses	57,436,705
Net investment income	222,890,390
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,397,145)
Investments — affiliated issuers	372,210,386
Capital gain distributions from underlying affiliated funds	28,293,812
Foreign currency translations	(2,398,727)
Forward foreign currency exchange contracts	(6,938,512)
Futures contracts	40,737,507
Option contracts purchased	(32,731,246)
Option contracts written	(3,397,675)
Net realized gain	380,378,400
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	89,340,435
Investments — affiliated issuers	677,454,907
Forward foreign currency exchange contracts	9,692,968
Futures contracts	21,154,892
Option contracts purchased	(6,509,691)
Option contracts written	(96,405)
Net change in unrealized appreciation (depreciation)	791,037,106
Net realized and unrealized gain	1,171,415,506
Net increase in net assets resulting from operations	$1,394,305,896
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
15

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$222,890,390	$276,924,857
Net realized gain	380,378,400	811,942,209
Net change in unrealized appreciation (depreciation)	791,037,106	23,588,041
Net increase in net assets resulting from operations	1,394,305,896	1,112,455,107
Decrease in net assets from capital stock activity	(1,698,768,000)	(1,671,903,487)
Total decrease in net assets	(304,462,104)	(559,448,380)
Net assets at beginning of year	11,789,665,185	12,349,113,565
Net assets at end of year	$11,485,203,081	$11,789,665,185

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	256,853	5,178,573	333,042	6,112,611
Shares redeemed	(102,146)	(2,089,749)	(83,562)	(1,530,351)
Net increase	154,707	3,088,824	249,480	4,582,260
Class 2
Shares sold	118,825	2,401,254	205,290	3,805,181
Shares redeemed	(86,375,208)	(1,704,258,078)	(92,320,569)	(1,680,290,928)
Net decrease	(86,256,383)	(1,701,856,824)	(92,115,279)	(1,676,485,747)
Total net decrease	(86,101,676)	(1,698,768,000)	(91,865,799)	(1,671,903,487)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$18.97	0.43	2.06	2.49
Year Ended 12/31/2024	$17.29	0.47	1.21	1.68
Year Ended 12/31/2023	$15.37	0.32	1.60	1.92
Year Ended 12/31/2022	$18.73	0.16	(3.52)	(3.36)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Class 2
Year Ended 12/31/2025	$18.72	0.38	2.03	2.41
Year Ended 12/31/2024	$17.11	0.41	1.20	1.61
Year Ended 12/31/2023	$15.24	0.27	1.60	1.87
Year Ended 12/31/2022	$18.62	0.12	(3.50)	(3.38)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$21.46	13.13%	0.25% (c)	0.25% (c)	2.16%	178%	$29,946
Year Ended 12/31/2024	$18.97	9.72%	0.25% (c)	0.25% (c)	2.52%	156%	$23,537
Year Ended 12/31/2023	$17.29	12.49%	0.25% (c)	0.25% (c)	1.99%	158%	$17,147
Year Ended 12/31/2022	$15.37	(17.94% )	0.25% (c)	0.25% (c)	1.00%	149%	$13,442
Year Ended 12/31/2021	$18.73	9.02%	0.25% (c)	0.25% (c)	0.69%	184%	$11,155
Class 2
Year Ended 12/31/2025	$21.13	12.87%	0.50% (c)	0.50% (c)	1.93%	178%	$11,455,257
Year Ended 12/31/2024	$18.72	9.41%	0.50% (c)	0.50% (c)	2.24%	156%	$11,766,128
Year Ended 12/31/2023	$17.11	12.27%	0.50% (c)	0.50% (c)	1.70%	158%	$12,331,967
Year Ended 12/31/2022	$15.24	(18.15% )	0.50% (c)	0.50% (c)	0.71%	149%	$12,237,609
Year Ended 12/31/2021	$18.62	8.70%	0.49% (c)	0.49% (c)	0.47%	184%	$16,364,939
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
19

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on
22
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	4,478,421 *
Equity risk	Investments, at value — Option contracts purchased	95,549,415
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,652,602
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	175,110 *
Total		104,855,548

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,031,068 *
Equity risk	Option contracts written, at value	1,076,320
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,724,272
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	753,774 *
Total		10,585,434

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	44,209,075	(32,731,246)	(3,397,675)	8,080,154
Foreign exchange risk	(6,938,512)	—	—	—	(6,938,512)
Interest rate risk	—	(3,471,568)	—	—	(3,471,568)
Total	(6,938,512)	40,737,507	(32,731,246)	(3,397,675)	(2,329,926)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	23,718,582	(6,509,691)	(96,405)	17,112,486
Foreign exchange risk	9,692,968	—	—	—	9,692,968
Interest rate risk	—	(2,563,690)	—	—	(2,563,690)
Total	9,692,968	21,154,892	(6,509,691)	(96,405)	24,241,764
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,751,283,554
Futures contracts — short	183,451,513

Derivative instrument	Average value ($)
Option contracts purchased	78,705,113
Option contracts written	(6,385,901)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	8,376,326	(8,539,708)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be
26
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	445,541	58,744	99,699	17,358	207,582	-	590,323	3,233,355	4,652,602
Call option contracts purchased	-	-	-	-	-	-	810,040	-	-	810,040
Put option contracts purchased	-	-	-	-	-	-	94,739,375	-	-	94,739,375
Total assets	-	445,541	58,744	99,699	17,358	207,582	95,549,415	590,323	3,233,355	100,202,017
Liabilities
Forward foreign currency exchange contracts	830,300	3,606,434	887,320	419,129	958,215	568,794	-	334,614	119,466	7,724,272
Put option contracts written	-	-	-	-	-	-	1,076,320	-	-	1,076,320
Total liabilities	830,300	3,606,434	887,320	419,129	958,215	568,794	1,076,320	334,614	119,466	8,800,592
Total financial and derivative net assets	(830,300)	(3,160,893)	(828,576)	(319,430)	(940,857)	(361,212)	94,473,095	255,709	3,113,889	91,401,425
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-
Net amount (c)	$(830,300)	(3,160,893)	(828,576)	(319,430)	(940,857)	(361,212)	94,473,095	255,709	3,113,889	91,401,425

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
27

Notes to Financial Statements (continued)
December 31, 2025
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a
28
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The effective management services fee rate for the year ended December 31, 2025 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
29

Notes to Financial Statements (continued)
December 31, 2025
Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.77
Class 2	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,222,081,718 and $19,603,108,921, respectively, for the year ended December 31, 2025, of which $13,684,751,027 and $13,724,795,491, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
30
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
31

Notes to Financial Statements (continued)
December 31, 2025
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
32
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Managed Volatility Moderate Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Managed Volatility Moderate Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025
33

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7048_12_E01_(02/26)

Portfolio Navigator Funds
Annual Financial Statements and Additional Information
December 31, 2025
References to “Fund” throughout this annual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio Navigator Funds | 2025

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.0%
	Shares	Value ($)
International 6.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	254,157	3,413,326
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,828,055	32,703,902
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	417,886	5,465,947
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	511,637	6,835,472
Total		48,418,647
U.S. Large Cap 12.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	291,214	18,500,786
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	62,811	8,132,184
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	177,072	10,068,333
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,063,735	28,603,839
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	137,751	7,719,556
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	47,382	3,862,561
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	85,286	3,765,370
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	75,972	3,911,026
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	56,004	3,878,848
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	143,145	7,465,015
Total		95,907,518
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	232,783	2,944,709
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	192,146	2,878,350
Total		5,823,059
Total Equity Funds (Cost $108,400,501)		150,149,224

Fixed Income Funds 74.3%
	Shares	Value ($)
Emerging Markets 0.9%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	869,029	7,378,055
Investment Grade 73.4%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	7,548,232	59,253,620
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,225,023	15,063,405
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,624,207	99,968,183
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,712,336	44,107,460
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	12,832,620	119,471,688
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,570,488	79,791,246
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,780,027	163,773,065
Total		581,428,667
Total Fixed Income Funds (Cost $648,252,743)		588,806,722

Money Market Funds 6.4%

Columbia Short-Term Cash Fund, 3.825%(a),(c)	50,989,969	50,974,672
Total Money Market Funds (Cost $50,976,886)		50,974,672
Total Investments in Securities (Cost: $807,630,130)		789,930,618
Other Assets & Liabilities, Net		2,616,508
Net Assets		792,547,126
At December 31, 2025, securities and/or cash totaling $2,874,306 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
3

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2025
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	28	01/2026	EUR	2,283,120	3,095	—
IBEX 35 Index	15	01/2026	EUR	2,591,925	51,617	—
MSCI EAFE Index	9	03/2026	USD	1,305,945	2,249	—
Russell 2000 Index E-mini	14	03/2026	USD	1,748,600	—	(53,025)
S&P 500 Index E-mini	41	03/2026	USD	14,129,625	5,948	—
S&P/TSX 60 Index	16	03/2026	CAD	5,958,080	19,053	—
U.S. Treasury 10-Year Note	184	03/2026	USD	20,688,500	—	(110,525)
U.S. Treasury Ultra Bond	32	03/2026	USD	3,776,000	—	(73,055)
Total					81,962	(236,605)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(81)	03/2026	EUR	(4,731,210)	—	(58,793)
FTSE 100 Index	(31)	03/2026	GBP	(3,081,710)	—	(63,805)
FTSE/MIB Index	(21)	03/2026	EUR	(4,730,565)	—	(98,280)
MSCI Emerging Markets Index	(23)	03/2026	USD	(1,623,110)	—	(29,269)
Total					—	(250,147)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	46,521,071	33,053,848	(28,595,881)	(4,366)	50,974,672	—	(366)	2,037,777	50,989,969
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,813,672	1,625,170	(3,375,057)	437,001	18,500,786	—	2,731,607	—	291,214
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	60,231,765	(3,047,662)	2,069,517	59,253,620	—	100,353	—	7,548,232
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,512,530	752,250	(1,743,855)	(388,741)	8,132,184	—	1,622,613	—	62,811
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,055,087	740,436	(2,289,109)	871,641	7,378,055	—	(330,139)	410,283	869,029
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,981,682	590,704	(1,946,581)	787,521	3,413,326	—	283,703	11,939	254,157
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	16,116,756	792,665	(2,780,486)	934,470	15,063,405	—	82,161	314,484	2,225,023
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	100,811,029	6,830,977	(13,207,594)	5,533,771	99,968,183	—	(2,290,812)	5,484,812	11,624,207
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,847,723	2,513,149	(2,202,326)	(90,213)	10,068,333	—	1,732,194	—	177,072
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,020,346	222,143	(24,621,524)	(620,965)	—	—	883,684	533,439	—
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,903,738	676,893	(45,942,441)	10,361,810	—	—	(10,664,990)	991,213	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,822,562	2,372,121	(10,674,208)	9,183,427	32,703,902	—	912,150	660,653	1,828,055
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	31,706,393	2,384,261	(5,830,784)	343,969	28,603,839	—	3,731,811	—	1,063,735
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,786,372	1,380,694	(3,019,732)	572,222	7,719,556	—	1,417,573	—	137,751
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,143,175	1,148,990	(1,175,258)	(172,198)	2,944,709	500,795	133,063	36,231	232,783
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,017,323	1,247,612	(1,701,026)	314,441	2,878,350	399,482	(18,512)	—	192,146
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,383,835	1,654,447	(5,674,401)	3,743,579	44,107,460	—	(839,479)	998,830	4,712,336
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,924,871	5,558,009	(14,875,042)	7,863,850	119,471,688	—	(3,063,067)	3,865,692	12,832,620
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,949,994	458,323	(621,432)	75,676	3,862,561	—	477,747	—	47,382
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,915,511	417,056	(579,058)	11,861	3,765,370	—	468,822	—	85,286
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,653,782	4,842,878	(9,192,827)	3,487,413	79,791,246	—	(1,462,832)	3,826,509	8,570,488
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,936,389	452,882	(861,396)	383,151	3,911,026	—	346,481	—	75,972
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,949,524	609,165	(1,110,254)	430,413	3,878,848	—	276,020	—	56,004
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,225,083	11,184,038	(18,701,214)	6,065,158	163,773,065	—	(2,922,526)	8,954,960	16,780,027
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,861,088	678,543	(1,034,976)	(39,640)	7,465,015	—	1,027,267	—	143,145
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,939,281	607,804	(1,990,802)	909,664	5,465,947	43,519	(46,766)	42,682	417,886
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,001,747	598,047	(1,059,472)	1,295,150	6,835,472	15,457	455,701	176,936	511,637
Total	799,800,564			54,359,582	789,930,618	959,253	(4,956,539)	28,346,440

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
5

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2025
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	150,149,224	150,149,224
Fixed Income Funds	—	—	—	588,806,722	588,806,722
Money Market Funds	50,974,672	—	—	—	50,974,672
Total Investments in Securities	50,974,672	—	—	738,955,946	789,930,618
Investments in Derivatives
Asset
Futures Contracts	81,962	—	—	—	81,962
Liability
Futures Contracts	(486,752)	—	—	—	(486,752)
Total	50,569,882	—	—	738,955,946	789,525,828
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.3%
	Shares	Value ($)
International 11.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,168,615	15,694,498
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	5,798,233	103,730,379
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,799,764	35,221,032
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,624,018	34,322,153
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	2,961,566	39,566,525
Total		228,534,587
U.S. Large Cap 20.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	966,634	61,410,281
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	192,882	24,972,437
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	897,196	51,014,546
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,007,138	80,861,950
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	863,932	48,414,754
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	327,955	26,734,933
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	736,725	32,526,399
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	265,349	13,660,143
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	382,955	26,523,448
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	519,984	27,117,156
Total		393,236,047
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	145,195	7,538,531
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	98,020	5,684,152
Total		13,222,683
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	381,594	4,827,170
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	377,728	5,658,371
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	152,744	5,709,555
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	101,150	4,268,531
Total		20,463,627
Total Equity Funds (Cost $429,996,414)		655,456,944

Fixed Income Funds 60.4%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,316,461	19,666,757
Investment Grade 59.4%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	16,499,482	129,520,936
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,608,069	37,966,629
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,418,794	184,201,630
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,645,245	90,279,492
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	27,402,587	255,118,083
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,396,300	180,579,551
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	29,762,152	290,478,600
Total		1,168,144,921
Total Fixed Income Funds (Cost $1,297,459,814)		1,187,811,678

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
7

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2025
Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(a),(c)	114,752,185	114,717,759
Total Money Market Funds (Cost $114,720,234)		114,717,759
Total Investments in Securities (Cost: $1,842,176,462)		1,957,986,381
Other Assets & Liabilities, Net		9,182,042
Net Assets		1,967,168,423
At December 31, 2025, securities and/or cash totaling $9,950,624 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	74	01/2026	EUR	6,033,960	8,183	—
IBEX 35 Index	39	01/2026	EUR	6,739,005	134,203	—
MSCI EAFE Index	22	03/2026	USD	3,192,310	5,487	—
Russell 2000 Index E-mini	65	03/2026	USD	8,118,500	—	(246,186)
S&P 500 Index E-mini	182	03/2026	USD	62,721,750	26,403	—
S&P/TSX 60 Index	47	03/2026	CAD	17,501,860	55,966	—
U.S. Treasury 10-Year Note	349	03/2026	USD	39,240,688	—	(209,637)
U.S. Treasury Ultra Bond	74	03/2026	USD	8,732,000	—	(168,941)
Total					230,242	(624,764)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(343)	03/2026	EUR	(20,034,630)	—	(248,962)
FTSE 100 Index	(91)	03/2026	GBP	(9,046,310)	—	(187,299)
FTSE/MIB Index	(55)	03/2026	EUR	(12,389,575)	—	(257,400)
MSCI Emerging Markets Index	(100)	03/2026	USD	(7,057,000)	—	(127,256)
Total					—	(820,917)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	102,607,889	94,349,021	(82,231,899)	(7,252)	114,717,759	—	(3,157)	4,534,899	114,752,185
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	67,144,808	92,803	(8,511,822)	2,684,492	61,410,281	—	7,760,615	—	966,634
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	128,003,099	(3,072,660)	4,590,497	129,520,936	—	133,006	—	16,499,482
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	27,920,338	54,523	(2,059,887)	(942,537)	24,972,437	—	4,418,717	—	192,882
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,047,507	1,099,991	(3,280,116)	1,799,375	19,666,757	—	(478,883)	1,040,773	2,316,461
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,006,290	85,836	(2,875,860)	3,478,232	15,694,498	—	790,494	47,167	1,168,615
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	40,102,587	837,213	(5,359,742)	2,386,571	37,966,629	—	122,103	788,069	5,608,069
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,794,674	10,251,491	(20,288,283)	9,443,748	184,201,630	—	(3,445,840)	10,041,409	21,418,794
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	49,344,444	10,188,634	(4,195,757)	(4,322,775)	51,014,546	—	12,708,219	—	897,196
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,384,565	41,892	(52,378,922)	(1,047,535)	—	—	1,607,218	1,140,128	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,040,483	226,620	(91,789,090)	15,521,987	—	—	(16,168,183)	2,128,764	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	99,544,544	2,401,573	(25,018,769)	26,803,031	103,730,379	—	4,705,431	2,088,062	5,798,233
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,919,735	143,946	(10,354,658)	2,152,927	80,861,950	—	8,993,694	—	3,007,138
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	58,176,969	114,814	(13,599,038)	3,722,009	48,414,754	—	8,628,227	—	863,932
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,750,275	1,133,210	(3,565,102)	508,787	4,827,170	985,604	(792,769)	71,305	381,594
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,713,696	811,377	(4,466,024)	2,599,322	5,658,371	775,646	(2,265,677)	—	377,728
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,311,560	2,149,474	(9,177,376)	6,995,834	90,279,492	—	(1,053,010)	2,023,129	9,645,245
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	256,829,147	8,423,358	(24,404,305)	14,269,883	255,118,083	—	(4,017,125)	8,214,329	27,402,587
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	29,276,685	79,935	(1,621,320)	(1,000,367)	26,734,933	—	4,620,452	—	327,955
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,444,054	105,352	(1,330,371)	307,364	32,526,399	—	3,650,595	—	736,725
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	180,997,796	8,846,218	(16,643,408)	7,378,945	180,579,551	—	(2,781,843)	8,563,156	19,396,300
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,226,431	209,088	(21,419)	124,431	7,538,531	—	47,397	—	145,195
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	13,433,817	83,776	(1,361,708)	1,504,258	13,660,143	—	1,005,421	—	265,349
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,120,675	23,002	(640,636)	(818,889)	5,684,152	—	1,402,502	—	98,020
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	29,524,909	198,462	(6,043,583)	2,843,660	26,523,448	—	1,661,682	—	382,955
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	289,750,294	16,125,182	(25,079,115)	9,682,239	290,478,600	—	(4,040,136)	15,744,353	29,762,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
9

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,879,674	207,019	(2,220,821)	1,251,284	27,117,156	—	2,258,885	—	519,984
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,191,357	2,039,772	(6,913,525)	4,903,428	35,221,032	1,465,221	965,081	535,557	2,799,764
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,745,013	623,041	(5,640,611)	4,594,710	34,322,153	270,502	577,424	258,247	2,624,018
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	35,075,276	1,211,808	(4,599,572)	7,879,013	39,566,525	88,810	1,992,555	1,043,700	2,961,566
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,659,025	23,078	(816,695)	(155,853)	5,709,555	—	592,405	—	152,744
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,575,043	38,388	(1,800,236)	(544,664)	4,268,531	—	947,965	—	101,150
Total	1,980,539,560			128,586,155	1,957,986,381	3,585,783	34,543,465	58,263,047

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	655,456,944	655,456,944
Fixed Income Funds	—	—	—	1,187,811,678	1,187,811,678
Money Market Funds	114,717,759	—	—	—	114,717,759
Total Investments in Securities	114,717,759	—	—	1,843,268,622	1,957,986,381
Investments in Derivatives
Asset
Futures Contracts	230,242	—	—	—	230,242
Liability
Futures Contracts	(1,445,681)	—	—	—	(1,445,681)
Total	113,502,320	—	—	1,843,268,622	1,956,770,942
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
11

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,167,725	33,487,674
Total Alternative Strategies Funds (Cost $34,872,283)		33,487,674

Equity Funds 48.1%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	10,399,282	66,659,397
International 16.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	9,929,814	133,357,400
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	53,612,946	959,135,608
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	28,363,051	356,807,179
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,771,138	337,086,487
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,526,919	407,839,637
Total		2,194,226,311
U.S. Large Cap 28.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,768,372	429,994,663
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,979,796	256,324,172
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,633,637	547,768,610
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	28,366,158	762,765,986
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,246,133	462,113,318
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,947,433	321,794,721
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,805,644	477,069,213
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,083,684	55,788,050
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,439,968	307,512,164
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,009,876	313,415,039
Total		3,934,545,936
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,559,343	80,961,074
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,372,587	79,596,331
Total		160,557,405
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,323,731	67,345,196
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,550,647	53,188,693
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,602,839	59,914,116
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,586,277	66,940,886
Total		247,388,891
Total Equity Funds (Cost $4,235,032,666)		6,603,377,940

Fixed Income Funds 46.0%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	12,733,705	108,109,154
Investment Grade 45.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	96,997,037	761,426,738
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	30,257,497	204,843,256
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	87,030,972	748,466,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	58,231,727	545,048,964
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	165,384,892	1,539,733,340
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	119,962,884	1,116,854,453
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	131,297,327	1,281,461,914
Total		6,197,835,023
Total Fixed Income Funds (Cost $6,787,982,775)		6,305,944,177

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2025
Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(a),(c)	701,155,880	700,945,534
Total Money Market Funds (Cost $700,959,777)		700,945,534
Total Investments in Securities (Cost: $11,758,847,501)		13,643,755,325
Other Assets & Liabilities, Net		73,190,813
Net Assets		13,716,946,138
At December 31, 2025, securities and/or cash totaling $78,415,405 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	577	01/2026	EUR	47,048,580	63,809	—
IBEX 35 Index	301	01/2026	EUR	52,011,295	1,035,771	—
Russell 2000 Index E-mini	415	03/2026	USD	51,833,500	—	(1,571,804)
S&P 500 Index E-mini	1,504	03/2026	USD	518,316,000	218,186	—
S&P/TSX 60 Index	359	03/2026	CAD	133,684,420	427,490	—
U.S. Treasury 10-Year Note	3,144	03/2026	USD	353,503,500	—	(1,888,538)
U.S. Treasury Ultra Bond	174	03/2026	USD	20,532,000	—	(397,239)
Total					1,745,256	(3,857,581)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,711)	03/2026	EUR	(158,349,510)	—	(1,967,740)
FTSE 100 Index	(694)	03/2026	GBP	(68,990,540)	—	(1,428,413)
FTSE/MIB Index	(429)	03/2026	EUR	(96,638,685)	—	(2,007,723)
MSCI Emerging Markets Index	(993)	03/2026	USD	(70,076,010)	—	(1,263,652)
Total					—	(6,667,528)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	613,586,921	706,007,848	(618,606,471)	(42,764)	700,945,534	—	(19,227)	27,321,983	701,155,880
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	35,291,253	2,821,860	(8,575,069)	3,949,630	33,487,674	—	(1,742,974)	2,821,860	8,167,725
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	447,188,911	6,251	(20,905,590)	3,705,091	429,994,663	—	67,959,261	—	6,768,372
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	738,074,018	(3,752,083)	27,104,803	761,426,738	—	165,818	—	96,997,037
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
13

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	269,237,908	4,299	(15,191,829)	2,273,794	256,324,172	—	33,751,412	—	1,979,796
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,293,655	5,644,528	(9,345,335)	8,516,306	108,109,154	—	(1,377,257)	5,644,528	12,733,705
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	136,397,504	410,280	(47,673,253)	44,222,869	133,357,400	—	(6,821,547)	410,280	9,929,814
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	205,895,942	4,073,500	(17,899,095)	12,772,909	204,843,256	—	214,546	4,073,500	30,257,497
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	732,676,250	39,929,376	(57,879,979)	33,740,711	748,466,358	—	(9,811,996)	39,929,376	87,030,972
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,877,809	112,364,000	(40,937,663)	(34,535,536)	547,768,610	—	123,783,320	—	9,633,637
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	318,075,276	—	(313,634,744)	(4,440,532)	—	—	7,831,237	6,616,318	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	444,674,446	—	(607,978,679)	163,304,233	—	—	(166,854,738)	12,225,040	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	886,182,162	18,780,342	(186,391,609)	240,564,713	959,135,608	—	46,579,209	18,780,342	53,612,946
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	814,506,329	15,744	(65,064,493)	13,308,406	762,765,986	—	90,716,838	—	28,366,158
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	564,509,179	49,568	(125,778,290)	23,332,861	462,113,318	—	93,925,026	—	8,246,133
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	65,880,841	12,003,644	(13,448,421)	2,909,132	67,345,196	11,191,970	(5,310,458)	809,696	5,323,731
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	65,663,386	7,436,900	(31,727,409)	11,815,816	53,188,693	7,433,350	(8,745,144)	—	3,550,647
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	529,139,490	11,938,969	(34,905,916)	38,876,421	545,048,964	—	(3,703,940)	11,938,969	58,231,727
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,515,126,677	48,473,681	(101,473,532)	77,606,514	1,539,733,340	—	(16,618,523)	48,473,682	165,384,892
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,006,168	5,347,780	(2,270,308)	(3,424,243)	66,659,397	3,450,431	(426,525)	1,897,348	10,399,282
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	333,729,003	6,678	(14,102,030)	2,161,070	321,794,721	—	41,040,865	—	3,947,433
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	457,380,172	—	(15,687,462)	35,376,503	477,069,213	—	20,368,877	—	10,805,644
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,104,006,482	51,869,056	(76,279,711)	37,258,626	1,116,854,453	—	(9,022,009)	51,869,056	119,962,884
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	82,288,235	959	(686,757)	(641,363)	80,961,074	—	2,490,502	—	1,559,343
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	56,858,097	3,417	(6,627,640)	5,554,176	55,788,050	—	5,267,413	—	1,083,684
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	81,081,927	4,263	(2,252,017)	762,158	79,596,331	—	7,594,532	—	1,372,587
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	338,460,709	12,101	(64,875,159)	33,914,513	307,512,164	—	17,733,600	—	4,439,968
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,243,256,991	67,919,695	(63,035,752)	33,320,980	1,281,461,914	—	(8,624,072)	67,919,695	131,297,327
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	320,406,197	12,509	(23,087,508)	16,083,841	313,415,039	—	24,032,258	—	6,009,876
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	344,951,496	19,989,925	(59,808,217)	51,673,975	356,807,179	14,703,562	6,754,576	5,286,362	28,363,051
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	338,503,187	5,224,104	(51,999,555)	45,358,751	337,086,487	2,678,599	5,565,290	2,545,505	25,771,138
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	343,141,168	11,225,964	(29,760,161)	83,232,666	407,839,637	895,521	16,211,788	10,330,443	30,526,919
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	64,855,378	3,330	(5,507,516)	562,924	59,914,116	—	4,307,229	—	1,602,839
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,391,437	1,843	(1,585,569)	2,133,175	66,940,886	—	2,717,801	—	1,586,277
Total	13,500,520,586			1,012,313,129	13,643,755,325	40,353,433	379,932,988	318,893,983

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
15

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2025
Fair value measurements   (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	33,487,674	33,487,674
Equity Funds	—	—	—	6,603,377,940	6,603,377,940
Fixed Income Funds	—	—	—	6,305,944,177	6,305,944,177
Money Market Funds	700,945,534	—	—	—	700,945,534
Total Investments in Securities	700,945,534	—	—	12,942,809,791	13,643,755,325
Investments in Derivatives
Asset
Futures Contracts	1,745,256	—	—	—	1,745,256
Liability
Futures Contracts	(10,525,109)	—	—	—	(10,525,109)
Total	692,165,681	—	—	12,942,809,791	13,634,975,472
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,733,102	15,305,718
Total Alternative Strategies Funds (Cost $15,973,182)		15,305,718

Equity Funds 63.3%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,584,586	29,387,193
International 20.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	6,052,087	81,279,527
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	27,375,721	489,751,661
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	18,209,638	229,077,245
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,028,123	222,727,853
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	18,950,601	253,180,025
Total		1,276,016,311
U.S. Large Cap 38.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,206,831	203,729,970
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	717,322	92,871,749
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	6,002,536	341,304,201
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	15,105,125	406,176,812
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,240,562	237,641,089
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,669,996	217,658,063
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,147,059	315,542,644
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	2,402,481	123,679,707
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	2,998,471	207,674,143
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,002,511	208,730,952
Total		2,355,009,330
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	814,882	42,308,649
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	672,696	39,009,650
Total		81,318,299
U.S. Small Cap 2.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,161,568	39,993,833
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,425,059	36,327,382
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	975,780	36,474,663
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	869,616	36,697,804
Total		149,493,682
Total Equity Funds (Cost $2,479,221,233)		3,891,224,815

Fixed Income Funds 30.9%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,443,892	46,218,645
Investment Grade 30.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	35,155,206	275,968,364
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,487,223	91,308,498
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,100,538	172,864,630
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	21,051,228	197,039,490
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	46,154,830	429,701,471
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	32,827,248	305,621,679
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,965,309	380,301,412
Total		1,852,805,544
Total Fixed Income Funds (Cost $2,049,945,016)		1,899,024,189

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
17

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2025
Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(a),(c)	304,669,720	304,578,319
Total Money Market Funds (Cost $304,579,882)		304,578,319
Total Investments in Securities (Cost: $4,849,719,313)		6,110,133,041
Other Assets & Liabilities, Net		34,936,230
Net Assets		6,145,069,271
At December 31, 2025, securities and/or cash totaling $37,393,027 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	254	01/2026	EUR	20,711,160	28,089	—
IBEX 35 Index	133	01/2026	EUR	22,981,735	457,666	—
Russell 2000 Index E-mini	113	03/2026	USD	14,113,700	—	(427,985)
S&P 500 Index E-mini	766	03/2026	USD	263,982,750	111,124	—
S&P/TSX 60 Index	162	03/2026	CAD	60,325,560	192,906	—
U.S. Treasury 10-Year Note	1,067	03/2026	USD	119,970,813	—	(640,926)
U.S. Treasury Ultra Bond	149	03/2026	USD	17,582,000	—	(340,164)
Total					789,785	(1,409,075)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,293)	03/2026	EUR	(75,524,130)	—	(938,505)
FTSE 100 Index	(312)	03/2026	GBP	(31,015,920)	—	(642,168)
FTSE/MIB Index	(189)	03/2026	EUR	(42,575,085)	—	(884,521)
MSCI EAFE Index	(80)	03/2026	USD	(11,608,400)	—	(19,005)
MSCI Emerging Markets Index	(662)	03/2026	USD	(46,717,340)	—	(842,435)
Total					—	(3,326,634)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	258,988,498	341,241,127	(295,638,419)	(12,887)	304,578,319	—	(12,712)	11,655,301	304,669,720
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,219,497	1,250,480	(2,515,645)	1,351,386	15,305,718	—	(396,280)	1,221,585	3,733,102
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,025,879	2,698	(15,045,535)	15,746,928	203,729,970	—	17,380,216	—	3,206,831
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	266,381,146	(238,626)	9,825,844	275,968,364	—	10,803	—	35,155,206
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	89,946,688	328,175	(3,078,787)	5,675,673	92,871,749	—	6,949,597	—	717,322
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	44,598,478	2,443,421	(4,402,081)	3,578,827	46,218,645	—	(576,214)	2,387,226	5,443,892
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	73,649,852	279,795	(17,862,812)	25,212,692	81,279,527	—	(3,867,979)	225,271	6,052,087
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	89,004,653	1,920,751	(5,277,821)	5,660,915	91,308,498	—	(5,681)	1,766,347	13,487,223
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,081,066	9,500,365	(11,992,678)	7,275,877	172,864,630	—	(1,792,224)	9,106,582	20,100,538
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	294,954,736	71,316,466	(19,747,726)	(5,219,275)	341,304,201	—	59,575,883	—	6,002,536
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	113,539,220	149,890	(112,245,689)	(1,443,421)	—	—	2,656,925	2,362,125	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	157,592,350	381,864	(191,856,776)	33,882,562	—	—	(35,269,124)	4,442,718	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	427,424,965	9,111,628	(71,691,770)	124,906,838	489,751,661	—	16,266,692	9,111,628	27,375,721
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	412,411,373	10,333	(25,216,796)	18,971,902	406,176,812	—	35,500,015	—	15,105,125
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	288,701,968	34,879	(52,197,155)	1,101,397	237,641,089	—	57,017,887	—	4,240,562
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	40,874,539	7,165,324	(10,769,370)	2,723,340	39,993,833	6,650,015	(4,158,752)	481,105	3,161,568
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	40,515,898	5,003,872	(14,024,811)	4,832,423	36,327,382	4,953,967	(2,342,374)	—	2,425,059
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,205,293	4,784,892	(8,418,581)	13,467,886	197,039,490	—	(953,584)	4,247,173	21,051,228
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	416,634,556	14,428,874	(21,824,280)	20,462,321	429,701,471	—	(3,640,497)	13,329,450	46,154,830
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,230,065	2,414,776	(611,672)	(1,645,976)	29,387,193	1,496,349	(35,870)	822,823	4,584,586
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	218,959,686	76,812	(7,680,486)	6,302,051	217,658,063	—	22,041,050	—	2,669,996
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	284,454,114	431,217	(1,967,269)	32,624,582	315,542,644	—	2,521,276	—	7,147,059
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	297,593,835	14,958,171	(16,566,684)	9,636,357	305,621,679	—	(1,973,071)	14,065,583	32,827,248
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	43,180,385	18,768	(421,418)	(469,086)	42,308,649	—	1,384,197	—	814,882
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	109,287,691	718,686	(4,383,379)	18,056,709	123,679,707	—	3,596,945	—	2,402,481
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	43,296,624	9,155	(1,674,710)	(2,621,419)	39,009,650	—	6,628,883	—	672,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
19

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	221,256,202	200,361	(37,742,146)	23,959,726	207,674,143	—	9,692,269	—	2,998,471
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,624,842	21,018,185	(19,139,148)	9,797,533	380,301,412	—	(2,519,131)	19,950,263	38,965,309
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	202,178,227	197,180	(9,602,014)	15,957,559	208,730,952	—	10,235,504	—	4,002,511
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	208,252,576	12,453,923	(23,898,969)	32,269,715	229,077,245	9,137,454	3,647,555	3,226,190	18,209,638
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	205,065,936	3,298,952	(15,965,811)	30,328,776	222,727,853	1,683,924	1,295,007	1,555,189	17,028,123
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	207,662,570	6,849,564	(16,598,310)	55,266,201	253,180,025	549,641	5,756,363	6,299,924	18,950,601
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	37,233,209	63,942	(2,076,689)	1,254,201	36,474,663	—	1,655,160	—	975,780
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	37,251,726	83,397	(1,160,572)	523,253	36,697,804	—	2,134,292	—	869,616
Total	5,835,897,197			519,241,410	6,110,133,041	24,471,350	208,403,026	106,256,483

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2025
Fair value measurements   (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	15,305,718	15,305,718
Equity Funds	—	—	—	3,891,224,815	3,891,224,815
Fixed Income Funds	—	—	—	1,899,024,189	1,899,024,189
Money Market Funds	304,578,319	—	—	—	304,578,319
Total Investments in Securities	304,578,319	—	—	5,805,554,722	6,110,133,041
Investments in Derivatives
Asset
Futures Contracts	789,785	—	—	—	789,785
Liability
Futures Contracts	(4,735,709)	—	—	—	(4,735,709)
Total	300,632,395	—	—	5,805,554,722	6,106,187,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
21

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,574,385	6,454,978
Total Alternative Strategies Funds (Cost $6,936,369)		6,454,978

Equity Funds 80.1%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,846,760	18,247,731
International 26.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,153,548	42,352,146
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	12,609,378	225,581,763
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,756,274	160,473,928
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,066,077	118,584,290
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,228,087	136,647,249
Total		683,639,376
U.S. Large Cap 48.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,181,199	138,571,611
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	578,463	74,893,567
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,094,146	175,933,134
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,602,793	177,549,116
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,590,707	145,183,213
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,433,711	116,876,104
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,591,543	158,566,625
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	972,286	50,053,300
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,640,233	113,602,536
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,065,999	107,741,836
Total		1,258,971,042
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	426,600	22,149,061
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	348,056	20,183,778
Total		42,332,839
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,665,337	21,066,515
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,213,834	18,183,229
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	484,497	18,110,484
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	433,693	18,301,859
Total		75,662,087
Total Equity Funds (Cost $1,302,431,423)		2,078,853,075

Fixed Income Funds 16.5%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,523,736	12,936,522
Investment Grade 16.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	11,291,102	88,635,155
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,707,622	25,100,599
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,939,702	64,955,610
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,559,254	79,686,654
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,844,627	54,413,474
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,428,719	101,784,300
Total		414,575,792
Total Fixed Income Funds (Cost $448,093,849)		427,512,314

The accompanying Notes to Financial Statements are an integral part of this statement.
22
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2025
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(a),(c)	68,578,612	68,558,038
Total Money Market Funds (Cost $68,559,632)		68,558,038
Total Investments in Securities (Cost: $1,826,021,273)		2,581,378,405
Other Assets & Liabilities, Net		13,164,816
Net Assets		2,594,543,221
At December 31, 2025, securities and/or cash totaling $14,057,190 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	117	01/2026	EUR	9,540,180	12,939	—
IBEX 35 Index	61	01/2026	EUR	10,540,495	209,907	—
Russell 2000 Index E-mini	54	03/2026	USD	6,744,600	—	(204,524)
S&P 500 Index E-mini	229	03/2026	USD	78,919,125	33,221	—
S&P/TSX 60 Index	72	03/2026	CAD	26,811,360	85,736	—
U.S. Treasury 10-Year Note	392	03/2026	USD	44,075,500	—	(235,467)
Total					341,803	(439,991)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(565)	03/2026	EUR	(33,001,650)	—	(410,097)
FTSE 100 Index	(139)	03/2026	GBP	(13,817,990)	—	(286,094)
FTSE/MIB Index	(87)	03/2026	EUR	(19,598,055)	—	(407,161)
MSCI EAFE Index	(75)	03/2026	USD	(10,882,875)	—	(17,817)
MSCI Emerging Markets Index	(406)	03/2026	USD	(28,651,420)	—	(516,659)
Total					—	(1,637,828)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	56,099,362	116,511,291	(104,049,918)	(2,697)	68,558,038	—	(3,243)	2,536,545	68,578,612
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,149,797	695,525	(730,035)	339,691	6,454,978	—	52,482	505,959	1,574,385
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	129,878,321	106,590	(3,229,848)	11,816,548	138,571,611	—	10,144,919	—	2,181,199
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	85,571,656	(55,704)	3,119,203	88,635,155	—	2,522	—	11,291,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
23

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	70,005,170	141,135	(1,605,974)	6,353,236	74,893,567	—	3,614,244	—	578,463
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,953,171	901,625	(991,305)	1,073,031	12,936,522	—	(259,654)	655,334	1,523,736
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	35,491,414	306,552	(5,500,710)	12,054,890	42,352,146	—	(1,316,443)	109,683	3,153,548
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	23,791,433	1,026,787	(1,251,149)	1,533,528	25,100,599	—	(4,349)	481,260	3,707,622
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	142,660,765	34,718,632	(7,171,318)	5,725,055	175,933,134	—	21,873,882	—	3,094,146
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,921,196	764,300	(36,568,989)	(116,507)	—	—	465,087	797,735	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	47,344,473	1,942,547	(64,260,633)	14,973,613	—	—	(15,501,117)	1,478,963	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	183,682,524	4,153,296	(23,205,784)	60,951,727	225,581,763	—	1,427,652	3,969,836	12,609,378
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	169,122,507	174,689	(6,175,670)	14,427,590	177,549,116	—	8,922,504	—	6,602,793
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	156,984,474	799,386	(18,774,764)	6,174,117	145,183,213	—	27,940,325	—	2,590,707
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	18,820,304	4,098,230	(2,031,959)	179,940	21,066,515	3,284,938	(778,613)	237,653	1,665,337
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,718,651	2,423,657	(5,038,691)	2,079,612	18,183,229	2,395,508	(795,803)	—	1,213,834
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	59,264,346	3,974,749	(2,314,048)	4,030,563	64,955,610	—	33,455	1,386,420	6,939,702
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	75,423,785	5,182,218	(4,797,637)	3,878,288	79,686,654	—	(795,404)	2,447,561	8,559,254
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	17,562,691	1,997,584	(339,315)	(973,229)	18,247,731	915,759	(58,588)	503,564	2,846,760
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	111,570,884	213,411	(2,505,263)	7,597,072	116,876,104	—	7,198,540	—	1,433,711
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	137,186,340	5,096,502	(511,457)	16,795,240	158,566,625	—	618,435	—	3,591,543
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	50,271,906	4,753,446	(2,137,499)	1,525,621	54,413,474	—	(212,236)	2,474,977	5,844,627
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,792,429	869,232	(3,490)	490,890	22,149,061	—	11,813	—	426,600
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	43,345,117	790,593	(1,515,443)	7,433,033	50,053,300	—	1,134,880	—	972,286
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,897,549	85,965	(629,444)	(170,292)	20,183,778	—	2,199,659	—	348,056
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	112,905,027	157,182	(13,789,945)	14,330,272	113,602,536	—	3,850,147	—	1,640,233
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	95,714,841	9,052,681	(5,733,420)	2,750,198	101,784,300	—	(841,796)	5,282,840	10,428,719
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	100,487,586	236,268	(3,046,408)	10,064,390	107,741,836	—	3,093,988	—	2,065,999
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	137,751,048	9,329,666	(9,167,550)	22,560,764	160,473,928	6,238,449	1,643,419	2,158,495	12,756,274
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	106,106,785	2,422,056	(5,975,411)	16,030,860	118,584,290	881,370	455,508	809,796	9,066,077
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	107,258,606	4,441,215	(6,539,390)	31,486,818	136,647,249	293,641	933,433	3,309,840	10,228,087
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,500,079	39,131	(1,044,205)	615,479	18,110,484	—	743,699	—	484,497
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,283,849	115,608	(589,419)	491,821	18,301,859	—	789,371	—	433,693
Total	2,339,946,430			279,620,365	2,581,378,405	14,009,665	76,582,718	29,146,461

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
25

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	6,454,978	6,454,978
Equity Funds	—	—	—	2,078,853,075	2,078,853,075
Fixed Income Funds	—	—	—	427,512,314	427,512,314
Money Market Funds	68,558,038	—	—	—	68,558,038
Total Investments in Securities	68,558,038	—	—	2,512,820,367	2,581,378,405
Investments in Derivatives
Asset
Futures Contracts	341,803	—	—	—	341,803
Liability
Futures Contracts	(2,077,819)	—	—	—	(2,077,819)
Total	66,822,022	—	—	2,512,820,367	2,579,642,389
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Portfolio Navigator Funds  | 2025

Statement of Assets and Liabilities
December 31, 2025

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $807,630,130, $1,842,176,462, $11,758,847,501, respectively)	$789,930,618	$1,957,986,381	$13,643,755,325
Cash	11,126	7,660	—
Margin deposits on:
Futures contracts	2,874,306	9,950,625	78,415,405
Receivable for:
Investments sold	1,046,039	2,612,693	15,134,959
Capital shares sold	719	1,257	49,063
Dividends	167,084	376,579	2,304,203
Variation margin for futures contracts	21,169	69,612	583,871
Expense reimbursement due from Investment Manager	316	210	—
Prepaid expenses	5,231	8,843	41,787
Total assets	794,056,608	1,971,013,860	13,740,284,613
Liabilities
Due to custodian	—	—	5,876
Payable for:
Capital shares redeemed	1,057,884	2,621,610	15,184,022
Variation margin for futures contracts	221,619	776,618	5,966,697
Management services fees	1,466	3,468	22,081
Distribution and/or service fees	5,432	13,493	93,487
Service fees	40,537	100,924	703,268
Compensation of chief compliance officer	128	321	2,228
Compensation of board members	778	1,301	6,438
Other expenses	27,774	36,303	96,250
Deferred compensation of board members	153,864	291,399	1,258,128
Total liabilities	1,509,482	3,845,437	23,338,475
Net assets applicable to outstanding capital stock	$792,547,126	$1,967,168,423	$13,716,946,138
Represented by
Trust capital	$792,547,126	$1,967,168,423	$13,716,946,138
Total - representing net assets applicable to outstanding capital stock	$792,547,126	$1,967,168,423	$13,716,946,138
Class 1
Net assets	$3,155,533	$7,311,753	$142,772,615
Shares outstanding	175,155	333,147	5,295,704
Net asset value per share	$18.02	$21.95	$26.96
Class 2
Net assets	$473,062,982	$1,105,720,715	$7,553,022,678
Shares outstanding	26,722,267	51,216,431	284,615,496
Net asset value per share	$17.70	$21.59	$26.54
Class 4
Net assets	$316,328,611	$854,135,955	$6,021,150,845
Shares outstanding	17,875,080	39,488,989	226,596,431
Net asset value per share	$17.70	$21.63	$26.57
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
27

Statement of Assets and Liabilities (continued)
December 31, 2025

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $4,849,719,313, $1,826,021,273, respectively)	$6,110,133,041	$2,581,378,405
Margin deposits on:
Futures contracts	37,393,027	14,057,190
Receivable for:
Investments sold	5,041,674	1,568,875
Capital shares sold	3,592	76,440
Dividends	1,002,363	228,176
Variation margin for futures contracts	376,873	225,329
Prepaid expenses	19,757	9,077
Total assets	6,153,970,327	2,597,543,492
Liabilities
Payable for:
Capital shares redeemed	5,045,266	1,645,315
Variation margin for futures contracts	2,795,786	919,339
Management services fees	9,925	3,002
Distribution and/or service fees	39,350	16,372
Service fees	314,713	132,765
Compensation of chief compliance officer	990	415
Compensation of board members	3,090	1,552
Other expenses	57,551	37,385
Deferred compensation of board members	634,385	244,126
Total liabilities	8,901,056	3,000,271
Net assets applicable to outstanding capital stock	$6,145,069,271	$2,594,543,221
Represented by
Trust capital	$6,145,069,271	$2,594,543,221
Total - representing net assets applicable to outstanding capital stock	$6,145,069,271	$2,594,543,221
Class 1
Net assets	$433,436,900	$219,558,055
Shares outstanding	13,531,413	5,777,471
Net asset value per share	$32.03	$38.00
Class 2
Net assets	$3,102,657,185	$1,390,674,887
Shares outstanding	98,416,257	37,150,452
Net asset value per share	$31.53	$37.43
Class 4
Net assets	$2,608,975,186	$984,310,279
Shares outstanding	82,627,967	26,253,315
Net asset value per share	$31.57	$37.49
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Portfolio Navigator Funds  | 2025

Statement of Operations
Year Ended December 31, 2025

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$28,346,440	$58,263,047	$318,893,983
Interest	93,059	209,271	2,131,042
Total income	28,439,499	58,472,318	321,025,025
Expenses:
Management services fees	516,055	1,208,009	7,639,852
Distribution and/or service fees
Class 2	1,175,387	2,740,561	18,604,728
Class 4	809,904	2,178,191	15,057,902
Service fees	477,908	1,184,417	8,155,816
Custodian fees	16,308	20,820	23,771
Printing and postage fees	16,499	21,053	53,929
Accounting services fees	28,303	28,303	28,303
Legal fees	30,634	50,132	242,513
Interest on collateral	—	249,568	—
Compensation of chief compliance officer	123	307	2,154
Compensation of board members	19,366	31,766	153,970
Deferred compensation of board members	23,634	43,986	192,738
Other	15,556	29,693	165,075
Total expenses	3,129,677	7,786,806	50,320,751
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,743)	(52,425)	—
Total net expenses	3,020,934	7,734,381	50,320,751
Net investment income	25,418,565	50,737,937	270,704,274
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(4,956,539)	34,543,465	379,932,988
Capital gain distributions from underlying affiliated funds	959,253	3,585,783	40,353,433
Foreign currency translations	181,630	508,447	4,257,792
Futures contracts	1,642,935	7,711,963	57,411,825
Swap contracts	—	—	(2,694,886)
Net realized gain (loss)	(2,172,721)	46,349,658	479,261,152
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	54,359,582	128,586,155	1,012,313,129
Futures contracts	74,370	19,092	1,060,641
Net change in unrealized appreciation (depreciation)	54,433,952	128,605,247	1,013,373,770
Net realized and unrealized gain	52,261,231	174,954,905	1,492,634,922
Net increase in net assets resulting from operations	$77,679,796	$225,692,842	$1,763,339,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
29

Statement of Operations (continued)
Year Ended December 31, 2025

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$106,256,483	$29,146,461
Interest	1,243,486	451,571
Total income	107,499,969	29,598,032
Expenses:
Management services fees	3,371,765	1,008,744
Distribution and/or service fees
Class 2	7,584,423	3,294,799
Class 4	6,393,323	2,368,366
Service fees	3,576,297	1,471,796
Custodian fees	22,413	20,778
Printing and postage fees	29,780	18,496
Accounting services fees	28,303	28,303
Legal fees	116,003	57,929
Compensation of chief compliance officer	965	408
Compensation of board members	73,658	36,746
Deferred compensation of board members	96,683	38,604
Other	75,496	33,864
Total expenses	21,369,109	8,378,833
Net investment income	86,130,860	21,219,199
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	208,403,026	76,582,718
Capital gain distributions from underlying affiliated funds	24,471,350	14,009,665
Foreign currency translations	1,964,199	859,252
Futures contracts	27,351,311	8,322,513
Net realized gain	262,189,886	99,774,148
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	519,241,410	279,620,365
Futures contracts	2,924,459	(3,939)
Net change in unrealized appreciation (depreciation)	522,165,869	279,616,426
Net realized and unrealized gain	784,355,755	379,390,574
Net increase in net assets resulting from operations	$870,486,615	$400,609,773
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Portfolio Navigator Funds  | 2025

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$25,418,565	$26,244,193	$50,737,937	$53,308,742
Net realized gain (loss)	(2,172,721)	4,992,823	46,349,658	72,777,855
Net change in unrealized appreciation (depreciation)	54,433,952	5,133,299	128,605,247	4,610,771
Net increase in net assets resulting from operations	77,679,796	36,370,315	225,692,842	130,697,368
Decrease in net assets from capital stock activity	(88,005,230)	(105,184,234)	(247,686,872)	(284,647,620)
Total decrease in net assets	(10,325,434)	(68,813,919)	(21,994,030)	(153,950,252)
Net assets at beginning of year	802,872,560	871,686,479	1,989,162,453	2,143,112,705
Net assets at end of year	$792,547,126	$802,872,560	$1,967,168,423	$1,989,162,453

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	56,898	990,493	53,261	865,307	68,738	1,424,058	71,861	1,368,687
Shares redeemed	(18,070)	(303,003)	(106,795)	(1,700,801)	(37,674)	(767,180)	(22,600)	(434,710)
Net increase (decrease)	38,828	687,490	(53,534)	(835,494)	31,064	656,878	49,261	933,977
Class 2
Shares sold	1,835,357	30,816,287	1,266,985	20,271,502	837,973	17,051,881	820,155	15,526,046
Shares redeemed	(4,167,269)	(70,264,601)	(4,575,846)	(72,284,116)	(6,239,830)	(126,988,150)	(8,072,206)	(151,471,351)
Net decrease	(2,331,912)	(39,448,314)	(3,308,861)	(52,012,614)	(5,401,857)	(109,936,269)	(7,252,051)	(135,945,305)
Class 4
Shares sold	686,648	11,566,706	492,002	7,810,654	174,028	3,469,853	309,102	5,871,961
Shares redeemed	(3,614,605)	(60,811,112)	(3,821,765)	(60,146,780)	(6,974,467)	(141,877,334)	(8,217,305)	(155,508,253)
Net decrease	(2,927,957)	(49,244,406)	(3,329,763)	(52,336,126)	(6,800,439)	(138,407,481)	(7,908,203)	(149,636,292)
Total net decrease	(5,221,041)	(88,005,230)	(6,692,158)	(105,184,234)	(12,171,232)	(247,686,872)	(15,110,993)	(284,647,620)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
31

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$270,704,274	$300,877,201	$86,130,860	$96,433,679
Net realized gain	479,261,152	849,477,396	262,189,886	483,461,890
Net change in unrealized appreciation (depreciation)	1,013,373,770	27,743,330	522,165,869	44,075,235
Net increase in net assets resulting from operations	1,763,339,196	1,178,097,927	870,486,615	623,970,804
Decrease in net assets from capital stock activity	(1,618,338,458)	(1,637,072,918)	(597,023,784)	(625,559,130)
Total increase (decrease) in net assets	145,000,738	(458,974,991)	273,462,831	(1,588,326)
Net assets at beginning of year	13,571,945,400	14,030,920,391	5,871,606,440	5,873,194,766
Net assets at end of year	$13,716,946,138	$13,571,945,400	$6,145,069,271	$5,871,606,440

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,066,247	26,918,858	1,239,559	28,623,439	2,909,827	86,261,481	2,649,365	71,137,520
Shares redeemed	(150,835)	(3,767,528)	(100,188)	(2,315,289)	(364,548)	(10,942,626)	(105,037)	(2,818,380)
Net increase	915,412	23,151,330	1,139,371	26,308,150	2,545,279	75,318,855	2,544,328	68,319,140
Class 2
Shares sold	536,972	13,630,030	687,202	15,852,742	504,865	14,730,414	725,447	19,038,193
Shares redeemed	(32,945,094)	(816,539,101)	(35,609,551)	(807,549,225)	(12,787,495)	(371,557,096)	(14,851,119)	(390,510,576)
Net decrease	(32,408,122)	(802,909,071)	(34,922,349)	(791,696,483)	(12,282,630)	(356,826,682)	(14,125,672)	(371,472,383)
Class 4
Shares sold	227,533	5,673,488	75,230	1,714,726	46,162	1,320,844	66,390	1,749,690
Shares redeemed	(34,090,922)	(844,254,205)	(38,485,472)	(873,399,311)	(10,919,978)	(316,836,801)	(12,290,382)	(324,155,577)
Net decrease	(33,863,389)	(838,580,717)	(38,410,242)	(871,684,585)	(10,873,816)	(315,515,957)	(12,223,992)	(322,405,887)
Total net decrease	(65,356,099)	(1,618,338,458)	(72,193,220)	(1,637,072,918)	(20,611,167)	(597,023,784)	(23,805,336)	(625,559,130)
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Portfolio Navigator Funds  | 2025

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Aggressive Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$21,219,199	$24,243,417
Net realized gain	99,774,148	220,780,295
Net change in unrealized appreciation (depreciation)	279,616,426	46,000,238
Net increase in net assets resulting from operations	400,609,773	291,023,950
Decrease in net assets from capital stock activity	(159,614,315)	(195,013,481)
Total increase in net assets	240,995,458	96,010,469
Net assets at beginning of year	2,353,547,763	2,257,537,294
Net assets at end of year	$2,594,543,221	$2,353,547,763

Variable Portfolio – Aggressive Portfolio
	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,154,408	39,711,322	1,242,743	38,543,273
Shares redeemed	(100,954)	(3,601,712)	(124,407)	(3,891,548)
Net increase	1,053,454	36,109,610	1,118,336	34,651,725
Class 2
Shares sold	637,069	21,912,730	760,429	23,395,130
Shares redeemed	(3,562,164)	(121,041,427)	(4,771,116)	(145,920,406)
Net decrease	(2,925,095)	(99,128,697)	(4,010,687)	(122,525,276)
Class 4
Shares sold	514,791	17,227,395	127,657	3,911,795
Shares redeemed	(3,316,225)	(113,822,623)	(3,617,061)	(111,051,725)
Net decrease	(2,801,434)	(96,595,228)	(3,489,404)	(107,139,930)
Total net decrease	(4,673,075)	(159,614,315)	(6,381,755)	(195,013,481)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
33

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$16.30	0.56	1.16	1.72
Year Ended 12/31/2024	$15.57	0.49	0.24	0.73
Year Ended 12/31/2023	$14.33	0.38	0.86	1.24
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Class 2
Year Ended 12/31/2025	$16.06	0.54	1.10	1.64
Year Ended 12/31/2024	$15.38	0.49	0.19	0.68
Year Ended 12/31/2023	$14.18	0.32	0.88	1.20
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Class 4
Year Ended 12/31/2025	$16.06	0.53	1.11	1.64
Year Ended 12/31/2024	$15.37	0.50	0.19	0.69
Year Ended 12/31/2023	$14.18	0.31	0.88	1.19
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$18.02	10.55%	0.14%	0.13%	3.28%	15%	$3,156
Year Ended 12/31/2024	$16.30	4.69%	0.16%	0.13%	3.06%	51%	$2,223
Year Ended 12/31/2023	$15.57	8.65%	0.15% (c)	0.14% (c)	2.55%	29%	$2,957
Year Ended 12/31/2022	$14.33	(15.26% )	0.14% (c)	0.14% (c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12% (c)	0.12% (c)	1.70%	22%	$1,169
Class 2
Year Ended 12/31/2025	$17.70	10.21%	0.39%	0.38%	3.20%	15%	$473,063
Year Ended 12/31/2024	$16.06	4.42%	0.41%	0.38%	3.11%	51%	$466,645
Year Ended 12/31/2023	$15.38	8.46%	0.40% (c)	0.39% (c)	2.16%	29%	$497,718
Year Ended 12/31/2022	$14.18	(15.55% )	0.39% (c)	0.39% (c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37% (c)	0.37% (c)	1.22%	22%	$654,063
Class 4
Year Ended 12/31/2025	$17.70	10.21%	0.39%	0.38%	3.18%	15%	$316,329
Year Ended 12/31/2024	$16.06	4.49%	0.41%	0.38%	3.12%	51%	$334,004
Year Ended 12/31/2023	$15.37	8.39%	0.40% (c)	0.39% (c)	2.15%	29%	$371,012
Year Ended 12/31/2022	$14.18	(15.49% )	0.39% (c)	0.39% (c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37% (c)	0.37% (c)	1.21%	22%	$534,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
35

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$19.53	0.58	1.84	2.42
Year Ended 12/31/2024	$18.30	0.55	0.68	1.23
Year Ended 12/31/2023	$16.52	0.32	1.46	1.78
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Class 2
Year Ended 12/31/2025	$19.26	0.52	1.81	2.33
Year Ended 12/31/2024	$18.10	0.48	0.68	1.16
Year Ended 12/31/2023	$16.38	0.30	1.42	1.72
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Class 4
Year Ended 12/31/2025	$19.29	0.52	1.82	2.34
Year Ended 12/31/2024	$18.13	0.48	0.68	1.16
Year Ended 12/31/2023	$16.41	0.30	1.42	1.72
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 4	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$21.95	12.39%	0.15% (c)	0.14% (c)	2.78%	11%	$7,312
Year Ended 12/31/2024	$19.53	6.72%	0.15% (c)	0.14% (c)	2.84%	50%	$5,899
Year Ended 12/31/2023	$18.30	10.78%	0.13% (c)	0.13% (c)	1.86%	27%	$4,628
Year Ended 12/31/2022	$16.52	(15.93% )	0.12% (c)	0.12% (c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12% (c)	0.12% (c)	1.33%	18%	$1,964
Class 2
Year Ended 12/31/2025	$21.59	12.10%	0.40% (c)	0.39% (c)	2.57%	11%	$1,105,721
Year Ended 12/31/2024	$19.26	6.41%	0.40% (c)	0.39% (c)	2.54%	50%	$1,090,240
Year Ended 12/31/2023	$18.10	10.50%	0.38% (c)	0.38% (c)	1.75%	27%	$1,155,844
Year Ended 12/31/2022	$16.38	(16.09% )	0.37% (c)	0.37% (c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37% (c)	0.37% (c)	0.99%	18%	$1,550,825
Class 4
Year Ended 12/31/2025	$21.63	12.13%	0.40% (c)	0.39% (c)	2.56%	11%	$854,136
Year Ended 12/31/2024	$19.29	6.40%	0.40% (c)	0.39% (c)	2.54%	50%	$893,023
Year Ended 12/31/2023	$18.13	10.48%	0.38% (c)	0.38% (c)	1.75%	27%	$982,641
Year Ended 12/31/2022	$16.41	(16.10% )	0.37% (c)	0.37% (c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37% (c)	0.37% (c)	0.99%	18%	$1,411,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
37

Financial Highlights
Variable Portfolio – Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$23.62	0.57	2.77	3.34
Year Ended 12/31/2024	$21.67	0.55	1.40	1.95
Year Ended 12/31/2023	$19.14	0.35	2.18	2.53
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Class 2
Year Ended 12/31/2025	$23.31	0.49	2.74	3.23
Year Ended 12/31/2024	$21.44	0.49	1.38	1.87
Year Ended 12/31/2023	$18.98	0.30	2.16	2.46
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Class 4
Year Ended 12/31/2025	$23.34	0.49	2.74	3.23
Year Ended 12/31/2024	$21.47	0.49	1.38	1.87
Year Ended 12/31/2023	$19.01	0.29	2.17	2.46
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
38
Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$26.96	14.14%	0.12%	0.12%	2.25%	9%	$142,773
Year Ended 12/31/2024	$23.62	9.00%	0.14% (c)	0.14% (c)	2.37%	59%	$103,467
Year Ended 12/31/2023	$21.67	13.22%	0.13% (c)	0.13% (c)	1.75%	40%	$70,233
Year Ended 12/31/2022	$19.14	(16.42% )	0.14% (c)	0.14% (c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12% (c)	0.12% (c)	1.10%	21%	$27,263
Class 2
Year Ended 12/31/2025	$26.54	13.86%	0.37%	0.37%	1.99%	9%	$7,553,023
Year Ended 12/31/2024	$23.31	8.72%	0.39% (c)	0.39% (c)	2.13%	59%	$7,389,512
Year Ended 12/31/2023	$21.44	12.96%	0.38% (c)	0.38% (c)	1.48%	40%	$7,545,104
Year Ended 12/31/2022	$18.98	(16.61% )	0.39% (c)	0.39% (c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37% (c)	0.37% (c)	0.85%	21%	$9,154,944
Class 4
Year Ended 12/31/2025	$26.57	13.84%	0.37%	0.37%	1.99%	9%	$6,021,151
Year Ended 12/31/2024	$23.34	8.71%	0.39% (c)	0.39% (c)	2.13%	59%	$6,078,967
Year Ended 12/31/2023	$21.47	12.94%	0.38% (c)	0.38% (c)	1.47%	40%	$6,415,584
Year Ended 12/31/2022	$19.01	(16.59% )	0.39% (c)	0.39% (c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37% (c)	0.37% (c)	0.85%	21%	$8,626,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
39

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$27.62	0.50	3.91	4.41
Year Ended 12/31/2024	$24.82	0.49	2.31	2.80
Year Ended 12/31/2023	$21.54	0.31	2.97	3.28
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Class 2
Year Ended 12/31/2025	$27.25	0.42	3.86	4.28
Year Ended 12/31/2024	$24.55	0.42	2.28	2.70
Year Ended 12/31/2023	$21.36	0.25	2.94	3.19
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Class 4
Year Ended 12/31/2025	$27.29	0.42	3.86	4.28
Year Ended 12/31/2024	$24.59	0.42	2.28	2.70
Year Ended 12/31/2023	$21.40	0.25	2.94	3.19
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
40
Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$32.03	15.97%	0.12%	0.12%	1.68%	8%	$433,437
Year Ended 12/31/2024	$27.62	11.28%	0.14% (c)	0.14% (c)	1.82%	48%	$303,406
Year Ended 12/31/2023	$24.82	15.23%	0.13% (c)	0.13% (c)	1.36%	32%	$209,507
Year Ended 12/31/2022	$21.54	(17.38% )	0.13% (c)	0.13% (c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13% (c)	0.13% (c)	0.81%	20%	$95,758
Class 2
Year Ended 12/31/2025	$31.53	15.71%	0.37%	0.37%	1.43%	8%	$3,102,657
Year Ended 12/31/2024	$27.25	11.00%	0.39% (c)	0.39% (c)	1.59%	48%	$3,016,416
Year Ended 12/31/2023	$24.55	14.93%	0.38% (c)	0.38% (c)	1.11%	32%	$3,064,243
Year Ended 12/31/2022	$21.36	(17.59% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38% (c)	0.38% (c)	0.59%	20%	$4,099,901
Class 4
Year Ended 12/31/2025	$31.57	15.68%	0.37%	0.37%	1.43%	8%	$2,608,975
Year Ended 12/31/2024	$27.29	10.98%	0.39% (c)	0.39% (c)	1.60%	48%	$2,551,784
Year Ended 12/31/2023	$24.59	14.91%	0.38% (c)	0.38% (c)	1.11%	32%	$2,599,445
Year Ended 12/31/2022	$21.40	(17.57% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38% (c)	0.38% (c)	0.59%	20%	$3,412,547
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
41

Financial Highlights
Variable Portfolio – Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$32.22	0.38	5.40	5.78
Year Ended 12/31/2024	$28.39	0.38	3.45	3.83
Year Ended 12/31/2023	$24.16	0.25	3.98	4.23
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Class 2
Year Ended 12/31/2025	$31.82	0.29	5.32	5.61
Year Ended 12/31/2024	$28.11	0.31	3.40	3.71
Year Ended 12/31/2023	$23.98	0.19	3.94	4.13
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Class 4
Year Ended 12/31/2025	$31.87	0.29	5.33	5.62
Year Ended 12/31/2024	$28.15	0.31	3.41	3.72
Year Ended 12/31/2023	$24.02	0.19	3.94	4.13
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
42
Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$38.00	17.94%	0.11%	0.11%	1.08%	8%	$219,558
Year Ended 12/31/2024	$32.22	13.49%	0.12% (c)	0.12% (c)	1.22%	52%	$152,230
Year Ended 12/31/2023	$28.39	17.51%	0.12% (c)	0.12% (c)	0.95%	40%	$102,364
Year Ended 12/31/2022	$24.16	(17.99% )	0.12% (c)	0.12% (c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13% (c)	0.13% (c)	0.58%	22%	$43,538
Class 2
Year Ended 12/31/2025	$37.43	17.63%	0.36%	0.36%	0.85%	8%	$1,390,675
Year Ended 12/31/2024	$31.82	13.20%	0.37% (c)	0.37% (c)	1.01%	52%	$1,275,278
Year Ended 12/31/2023	$28.11	17.22%	0.37% (c)	0.37% (c)	0.72%	40%	$1,239,060
Year Ended 12/31/2022	$23.98	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38% (c)	0.38% (c)	0.40%	22%	$1,459,446
Class 4
Year Ended 12/31/2025	$37.49	17.63%	0.36%	0.36%	0.85%	8%	$984,310
Year Ended 12/31/2024	$31.87	13.21%	0.37% (c)	0.37% (c)	1.01%	52%	$926,040
Year Ended 12/31/2023	$28.15	17.19%	0.37% (c)	0.37% (c)	0.73%	40%	$916,114
Year Ended 12/31/2022	$24.02	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38% (c)	0.38% (c)	0.40%	22%	$1,136,491
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025
43

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds
44
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Portfolio Navigator Funds  | 2025
45

Notes to Financial Statements (continued)
December 31, 2025
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Funds’ risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. The Funds may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund’s net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.  The Funds also have termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Funds would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary
46
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
Portfolio Navigator Funds  | 2025
47

Notes to Financial Statements (continued)
December 31, 2025
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, a Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Funds may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
48
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	81,962 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	303,172 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	183,580 *
Total		486,752

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,396,994
Interest rate risk	245,941
Total	1,642,935

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,941
Interest rate risk	69,429
Total	74,370
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	61,738,527
Futures contracts — short	15,713,960
Portfolio Navigator Funds  | 2025
49

Notes to Financial Statements (continued)
December 31, 2025
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	230,242 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,067,103 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	378,578 *
Total		1,445,681

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,416,534
Interest rate risk	295,429
Total	7,711,963

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(208,393)
Interest rate risk	227,485
Total	19,092
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	161,833,781
Futures contracts — short	48,694,600
50
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,745,256 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	8,239,332 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	2,285,777 *
Total		10,525,109

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(2,694,886)	(2,694,886)
Equity risk	55,042,835	—	55,042,835
Interest rate risk	2,368,990	—	2,368,990
Total	57,411,825	(2,694,886)	54,716,939

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(29,481)
Interest rate risk	1,090,122
Total	1,060,641
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,202,422,664
Futures contracts — short	381,980,423
Credit default swap contracts — buy protection	9,993,145
Credit default swap contracts — sell protection	10,113,247
Portfolio Navigator Funds  | 2025
51

Notes to Financial Statements (continued)
December 31, 2025
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	789,785 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,754,619 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	981,090 *
Total		4,735,709

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	26,973,198
Interest rate risk	378,113
Total	27,351,311

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,715,043
Interest rate risk	209,416
Total	2,924,459
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	549,592,491
Futures contracts — short	185,652,287
52
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	341,803 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,842,352 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	235,467 *
Total		2,077,819

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,632,046
Interest rate risk	(309,533)
Total	8,322,513

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(142,881)
Interest rate risk	138,942
Total	(3,939)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	190,031,504
Futures contracts — short	86,637,868
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Portfolio Navigator Funds  | 2025
53

Notes to Financial Statements (continued)
December 31, 2025
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. Each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii)
54
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The effective management services fee rates based on each Fund’s average daily net assets for the year ended December 31, 2025 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
Portfolio Navigator Funds  | 2025
55

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, each Fund’s effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026			Prior to May 1, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderately Aggressive Portfolio	0.14	0.39	0.39	0.14	0.39	0.39
Variable Portfolio - Aggressive Portfolio	0.14	0.39	0.39	0.14	0.39	0.39

	Contractual expense cap July 1, 2025 through April 30, 2026			Voluntary expense cap May 1, 2025 through June 30, 2025			Contractual expense cap prior to May 1, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.17	0.42	0.42	0.17	0.42	0.42	0.17	0.42	0.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
56
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	110,571,024	174,302,345
Variable Portfolio – Moderately Conservative Portfolio	195,873,975	393,677,053
Variable Portfolio – Moderate Portfolio	1,163,648,584	2,500,080,566
Variable Portfolio – Moderately Aggressive Portfolio	457,287,942	956,311,954
Variable Portfolio – Aggressive Portfolio	186,582,114	313,817,838
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each
Portfolio Navigator Funds  | 2025
57

Notes to Financial Statements (continued)
December 31, 2025
case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to
58
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
December 31, 2025
make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Portfolio Navigator Funds  | 2025
59

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderately Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio and Variable Portfolio - Aggressive Portfolio (five of the funds constituting Columbia Funds Variable Series Trust II, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
60
Portfolio Navigator Funds  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7069_12_E01_(02/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	February 23, 2026